                                                        ------------------------
                                UNITED STATES                 OMB APPROVAL
                                                        ------------------------
                     SECURITIES AND EXCHANGE COMMISSION OMB Number: 3235-0570
                           Washington, D.C. 20549       Expires: Nov. 30, 2005
                                                        Estimated average burden
                                                        hours per response: 5.0
                                                        ------------------------

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-8162
                                   ---------------------------------------------

Master Investment Portfolio
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA                              94105
--------------------------------------------------------------------------------
           (Address of principal executive offices)               (Zip code)

CT Corporation
1209 Orange Street, Wilmington, New Castle County, Delaware 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (415) 597-2000
                                                          ----------------------

Date of fiscal year end:      12/31/2003
                              ---------------------------

Date of reporting period:     01/01/2003 - 06/30/2003
                              ---------------------------


      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

    The annual reports are attached.

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 59.25%

ADVERTISING - 0.12%
-------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                      4,553  $        60,919
Omnicom Group Inc.                                       2,219          159,102
-------------------------------------------------------------------------------
                                                                        220,021
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.88%
-------------------------------------------------------------------------------
Boeing Co. (The)                                         9,918          340,386
General Dynamics Corp.                                   2,324          168,490
Goodrich (B.F.) Co.                                      1,543           32,403
Lockheed Martin Corp.                                    5,306          252,406
Northrop Grumman Corp.                                   2,154          185,869
Raytheon Co.                                             4,832          158,683
Rockwell Collins Inc.                                    2,077           51,157
United Technologies Corp.                                5,521          391,052
-------------------------------------------------------------------------------
                                                                      1,580,446
-------------------------------------------------------------------------------

AIRLINES - 0.10%
-------------------------------------------------------------------------------
Delta Air Lines Inc.                                     1,607           23,591
Southwest Airlines Co.                                   9,168          157,690
-------------------------------------------------------------------------------
                                                                        181,281
-------------------------------------------------------------------------------

APPAREL - 0.18%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                            1,489           43,568
Liz Claiborne Inc.                                       1,250           44,062
Nike Inc. Class B                                        3,108          166,247
Reebok International Ltd./(1)/                             772           25,962
VF Corp.                                                 1,257           42,700
-------------------------------------------------------------------------------
                                                                        322,539
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.33%
-------------------------------------------------------------------------------
Ford Motor Company                                      21,574          237,098
General Motors Corp.                                     6,608          237,888
Navistar International Corp./(1)/                          895           29,204
PACCAR Inc.                                              1,364           92,152
-------------------------------------------------------------------------------
                                                                        596,342
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.07%
-------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                   956           16,816
Dana Corp.                                               1,954           22,588
Delphi Corp.                                             6,544           56,475
Goodyear Tire & Rubber Co. (The)                         2,277           11,954
Visteon Corp.                                            1,693           11,631
-------------------------------------------------------------------------------
                                                                        119,464
-------------------------------------------------------------------------------

BANKS - 4.43%
-------------------------------------------------------------------------------
AmSouth Bancorp                                          4,119           89,959
Bank of America Corp.                                   17,699        1,398,752
Bank of New York Co. Inc. (The)                          9,090          261,337
Bank One Corp.                                          13,485          501,372
BB&T Corp.                                               5,551          190,399
Charter One Financial Inc.                               2,638           82,253
Comerica Inc.                                            2,056           95,604
Fifth Third Bancorp                                      6,776          388,536
First Tennessee National Corp.                           1,478           64,899
FleetBoston Financial Corp.                             12,407          368,612
Golden West Financial Corp.                              1,796          143,698
Huntington Bancshares Inc.                               2,668           52,079
KeyCorp                                                  4,971          125,617
Marshall & Ilsley Corp.                                  2,657           81,251
Mellon Financial Corp.                                   5,076          140,859
National City Corp.                                      7,209          235,806
North Fork Bancorp Inc.                                  1,832           62,398
Northern Trust Corp.                                     2,589          108,194
PNC Financial Services Group                             3,329          162,488
Regions Financial Corp.                                  2,606           88,031
SouthTrust Corp.                                         3,996          108,691
State Street Corp.                                       3,912          154,133
SunTrust Banks Inc.                                      3,299          195,763
Synovus Financial Corp.                                  3,557           76,475
U.S. Bancorp                                            22,664          555,268
Union Planters Corp.                                     2,325           72,145
Wachovia Corp.                                          15,884          634,725
Washington Mutual Inc.                                  10,982          453,557
Wells Fargo & Company                                   19,787          997,265
Zions Bancorporation                                     1,052           53,242
-------------------------------------------------------------------------------
                                                                      7,943,408
-------------------------------------------------------------------------------

BEVERAGES - 1.67%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                            9,849          502,791
Brown-Forman Corp. Class B                                 704           55,348
Coca-Cola Co. (The)                                     29,102        1,350,624
Coca-Cola Enterprises Inc.                               5,308           96,340
Coors (Adolf) Company Class B                              474           23,217
Pepsi Bottling Group Inc.                                3,207           64,204
PepsiCo Inc.                                            20,293          903,038
-------------------------------------------------------------------------------
                                                                      2,995,562
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.70%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                         14,878          988,494
Biogen Inc./(1)/                                         1,738           66,044
Chiron Corp./(1)/                                        2,188           95,659
Genzyme Corp. - General Division/(1)/                    2,535          105,963
-------------------------------------------------------------------------------
                                                                      1,256,160
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.13%
-------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                      840           62,101
Masco Corp.                                              5,605          133,679
Vulcan Materials Co.                                     1,182           43,817
-------------------------------------------------------------------------------
                                                                        239,597
-------------------------------------------------------------------------------

CHEMICALS - 0.85%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            2,670          111,072

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

CHEMICALS (Continued)
-------------------------------------------------------------------------------
Ashland Inc.                                               895  $        27,459
Dow Chemical Co. (The)                                  10,800          334,368
Du Pont (E.I.) de Nemours and Co.                       11,757          489,561
Eastman Chemical Co.                                     1,016           32,177
Engelhard Corp.                                          1,648           40,821
Great Lakes Chemical Corp.                                 652           13,301
Hercules Inc./(1)/                                       1,427           14,127
Monsanto Co.                                             3,059           66,197
PPG Industries Inc.                                      1,993          101,125
Praxair Inc.                                             1,909          114,731
Rohm & Haas Co.                                          2,603           80,771
Sherwin-Williams Co. (The)                               1,710           45,965
Sigma-Aldrich Corp.                                        825           44,698
-------------------------------------------------------------------------------
                                                                      1,516,373
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.66%
-------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                           2,060          127,226
Block (H & R) Inc.                                       2,101           90,868
Cendant Corp./(1)/                                      12,001          219,858
Concord EFS Inc./(1)/                                    5,706           83,992
Convergys Corp./(1)/                                     1,945           31,120
Deluxe Corp.                                               725           32,480
Donnelley (R.R.) & Sons Co.                              1,486           38,844
Ecolab Inc.                                              3,080           78,848
Equifax Inc.                                             1,640           42,640
McKesson Corp.                                           3,403          121,623
Monster Worldwide Inc./(1)/                              1,468           28,964
Moody's Corp.                                            1,740           91,715
Paychex Inc.                                             4,427          129,755
Quintiles Transnational Corp./(1)/                       1,539           21,838
Robert Half International Inc./(1)/                      2,231           42,255
-------------------------------------------------------------------------------
                                                                      1,182,026
-------------------------------------------------------------------------------

COMPUTERS - 3.36%
-------------------------------------------------------------------------------
Apple Computer Inc./(1)/                                 4,286           81,948
Cisco Systems Inc./(1)/                                 82,924        1,384,002
Computer Sciences Corp./(1)/                             2,196           83,712
Dell Computer Corp./(1)/                                30,336          969,539
Electronic Data Systems Corp.                            5,623          120,613
EMC Corp./(1)/                                          25,784          269,958
Gateway Inc./(1)/                                        4,270           15,585
Hewlett-Packard Co.                                     36,049          767,844
International Business Machines Corp.                   20,417        1,684,402
Lexmark International Inc./(1)/                          1,498          106,013
NCR Corp./(1)/                                           1,252           32,076
Network Appliance Inc./(1)/                              3,970           64,354
Sun Microsystems Inc./(1)/                              38,033          174,952
SunGard Data Systems Inc./(1)/                           3,335           86,410
Unisys Corp./(1)/                                        3,816           46,860
Veritas Software Corp./(1)/                              4,879          139,881
-------------------------------------------------------------------------------
                                                                      6,028,149
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.49%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                 765           39,091
Avon Products Inc.                                       2,765          171,983
Colgate-Palmolive Co.                                    6,348          367,867
Gillette Co. (The)                                      12,049          383,881
International Flavors & Fragrances Inc.                  1,224           39,082
Kimberly-Clark Corp.                                     6,000          312,840
Procter & Gamble Co.                                    15,296        1,364,097
-------------------------------------------------------------------------------
                                                                      2,678,841
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.17%
-------------------------------------------------------------------------------
Costco Wholesale Corp./(1)/                              5,373          196,652
Genuine Parts Co.                                        2,034           65,108
Grainger (W.W.) Inc.                                     1,069           49,986
-------------------------------------------------------------------------------
                                                                        311,746
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 5.56%
-------------------------------------------------------------------------------
American Express Co.                                    15,314          640,278
American International Group Inc.                       30,820        1,700,648
Bear Stearns Companies Inc. (The)                        1,162           84,152
Capital One Financial Corp.                              2,663          130,966
Citigroup Inc.                                          60,836        2,603,781
Countrywide Financial Corp.                              1,534          106,720
Fannie Mae                                              11,572          780,416
Federated Investors Inc. Class B                         1,423           39,019
Franklin Resources Inc.                                  2,979          116,390
Freddie Mac                                              8,111          411,795
Goldman Sachs Group Inc. (The)                           5,543          464,226
Janus Capital Group Inc.                                 2,787           45,707
JP Morgan Chase & Co.                                   23,990          819,978
Lehman Brothers Holdings Inc.                            2,857          189,933
MBNA Corp.                                              15,070          314,059
Merrill Lynch & Co. Inc.                                10,982          512,640
Morgan Stanley                                          12,836          548,739
Providian Financial Corp./(1)/                           3,803           35,216
Schwab (Charles) Corp. (The)                            15,899          160,421
SLM Corp.                                                5,328          208,698
T. Rowe Price Group Inc.                                 1,425           53,794
-------------------------------------------------------------------------------
                                                                      9,967,576
-------------------------------------------------------------------------------

ELECTRIC - 1.58%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                     7,138           45,326
Allegheny Energy Inc.                                    1,632           13,790
Ameren Corp.                                             1,890           83,349
American Electric Power Co. Inc.                         4,646          138,590
Calpine Corp./(1)/                                       4,968           32,789
CenterPoint Energy Inc.                                  4,008           32,665
Cinergy Corp.                                            2,063           75,898
CMS Energy Corp.                                         1,871           15,155
Consolidated Edison Inc.                                 2,624          113,567
Constellation Energy Group Inc.                          1,934           66,336
Dominion Resources Inc.                                  3,663          235,421
DTE Energy Co.                                           1,968           76,044

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ELECTRIC (Continued)
-------------------------------------------------------------------------------
Duke Energy Corp.                                       10,618  $       211,829
Edison International/(1)/                                3,809           62,582
Entergy Corp.                                            2,656          140,184
Exelon Corp.                                             3,821          228,534
FirstEnergy Corp.                                        3,500          134,575
FPL Group Inc.                                           2,156          144,129
Mirant Corp./(1)/                                        5,326           15,445
NiSource Inc.                                            3,068           58,292
PG&E Corp./(1)/                                          4,805          101,626
Pinnacle West Capital Corp.                              1,061           39,734
PPL Corp.                                                1,977           85,011
Progress Energy Inc.                                     2,831          124,281
Public Service Enterprise Group Inc.                     2,654          112,131
Southern Company                                         8,509          265,140
TECO Energy Inc.                                         2,317           27,781
TXU Corp.                                                3,779           84,839
Xcel Energy Inc.                                         4,668           70,207
-------------------------------------------------------------------------------
                                                                      2,835,250
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.06%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                     2,564           39,973
Molex Inc.                                               2,234           60,296
Power-One Inc./(1)/                                      1,067            7,629
-------------------------------------------------------------------------------
                                                                        107,898
-------------------------------------------------------------------------------

ELECTRONICS - 0.36%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                           5,536          108,229
Applera Corp. - Applied Biosystems Group                 2,435           46,338
Jabil Circuit Inc./(1)/                                  2,318           51,228
Johnson Controls Inc.                                    1,046           89,538
Millipore Corp./(1)/                                       632           28,042
Parker Hannifin Corp.                                    1,380           57,946
PerkinElmer Inc.                                         1,641           22,662
Sanmina-SCI Corp./(1)/                                   6,689           42,208
Solectron Corp./(1)/                                    10,825           40,485
Symbol Technologies Inc.                                 3,023           39,329
Tektronix Inc./(1)/                                      1,105           23,868
Thermo Electron Corp./(1)/                               1,880           39,518
Thomas & Betts Corp./(1)/                                  758           10,953
Waters Corp./(1)/                                        1,445           42,093
-------------------------------------------------------------------------------
                                                                        642,437
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------------------
Fluor Corp.                                              1,063           35,759
-------------------------------------------------------------------------------
                                                                         35,759
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.06%
-------------------------------------------------------------------------------
International Game Technology Inc./(1)/                  1,003          102,637
-------------------------------------------------------------------------------
                                                                        102,637
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.11%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                        2,745           27,587
Waste Management Inc.                                    6,962          167,715
-------------------------------------------------------------------------------
                                                                        195,302
-------------------------------------------------------------------------------

FOOD - 1.10%
-------------------------------------------------------------------------------
Albertson's Inc.                                         4,301           82,579
Archer-Daniels-Midland Co.                               7,564           97,349
Campbell Soup Co.                                        4,825          118,212
ConAgra Foods Inc.                                       6,319          149,128
General Mills Inc.                                       4,354          206,423
Heinz (H.J.) Co.                                         4,133          136,306
Hershey Foods Corp.                                      1,541          107,346
Kellogg Co.                                              4,786          164,495
Kroger Co./(1)/                                          8,878          148,085
McCormick & Co. Inc.                                     1,619           44,037
Safeway Inc.(1)                                          5,184          106,065
Sara Lee Corp.                                           9,150          172,111
SUPERVALU Inc.                                           1,754           37,395
Sysco Corp.                                              7,656          229,986
Winn-Dixie Stores Inc.                                   1,833           22,564
Wrigley (William Jr.) Co.                                2,648          148,897
-------------------------------------------------------------------------------
                                                                      1,970,978
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.32%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                        758           18,116
Georgia-Pacific Corp.                                    2,924           55,410
International Paper Co.                                  5,643          201,624
Louisiana-Pacific Corp./(1)/                             1,379           14,948
MeadWestvaco Corp.                                       2,341           57,823
Plum Creek Timber Co. Inc.                               2,137           55,455
Temple-Inland Inc.                                         709           30,423
Weyerhaeuser Co.                                         2,576          139,104
-------------------------------------------------------------------------------
                                                                        572,903
-------------------------------------------------------------------------------

GAS - 0.10%
-------------------------------------------------------------------------------
KeySpan Corp.                                            1,840           65,228
Nicor Inc.                                                 579           21,487
Peoples Energy Corp.                                       469           20,115
Sempra Energy                                            2,429           69,299
-------------------------------------------------------------------------------
                                                                        176,129
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.19%
-------------------------------------------------------------------------------
Black & Decker Corp.                                       901           39,148
Emerson Electric Co.                                     4,963          253,609
Snap-On Inc.                                               758           22,005
Stanley Works (The)                                      1,121           30,940
-------------------------------------------------------------------------------
                                                                        345,702
-------------------------------------------------------------------------------

HEALTH CARE - 2.78%
-------------------------------------------------------------------------------
Aetna Inc.                                               1,784          107,397
Anthem Inc./(1)/                                         1,626          125,446
Bard (C.R.) Inc.                                           606           43,214

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HEALTH CARE (Continued)
-------------------------------------------------------------------------------
Bausch & Lomb Inc.                                         693  $        25,987
Baxter International Inc.                                7,036          182,936
Becton, Dickinson & Co.                                  2,993          116,278
Biomet Inc.                                              3,027           86,754
Boston Scientific Corp./(1)/                             4,837          295,541
Guidant Corp.                                            3,640          161,580
HCA Inc.                                                 6,026          193,073
Health Management Associates Inc. Class A                2,785           51,383
Humana Inc./(1)/                                         2,106           31,801
Johnson & Johnson                                       35,079        1,813,584
Manor Care Inc./(1)/                                     1,173           29,337
Medtronic Inc.                                          14,401          690,816
Quest Diagnostics Inc./(1)/                              1,234           78,729
St. Jude Medical Inc./(1)/                               2,115          121,612
Stryker Corp.                                            2,337          162,118
Tenet Healthcare Corp./(1)/                              5,457           63,574
UnitedHealth Group Inc.                                  6,991          351,298
WellPoint Health Networks Inc./(1)/                      1,712          144,322
Zimmer Holdings Inc./(1)/                                2,307          103,930
-------------------------------------------------------------------------------
                                                                      4,980,710
-------------------------------------------------------------------------------

HOME BUILDERS - 0.08%
-------------------------------------------------------------------------------
Centex Corp.                                               727           56,553
KB Home                                                    623           38,614
Pulte Homes Inc.                                           711           43,840
-------------------------------------------------------------------------------
                                                                        139,007
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.07%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                     2,247           46,064
Maytag Corp.                                             1,029           25,128
Whirlpool Corp.                                            800           50,960
-------------------------------------------------------------------------------
                                                                        122,152
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.21%
-------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                      856           16,812
Avery Dennison Corp.                                     1,291           64,808
Clorox Co.                                               2,546          108,587
Fortune Brands Inc.                                      1,705           89,001
Newell Rubbermaid Inc.                                   3,217           90,076
Tupperware Corp.                                           756           10,856
-------------------------------------------------------------------------------
                                                                        380,140
-------------------------------------------------------------------------------

INSURANCE - 1.88%
-------------------------------------------------------------------------------
ACE Ltd.                                                 3,110          106,642
AFLAC Inc.                                               6,046          185,915
Allstate Corp. (The)                                     8,302          295,966
Ambac Financial Group Inc.                               1,246           82,548
AON Corp.                                                3,662           88,181
Chubb Corp.                                              2,177          130,620
CIGNA Corp.                                              1,643           77,122
Cincinnati Financial Corp.                               1,882           69,803
Hancock (John) Financial Services Inc.                   3,394          104,298
Hartford Financial Services Group Inc.                   3,294          165,886
Jefferson-Pilot Corp.                                    1,663           68,948
Lincoln National Corp.                                   2,079           74,075
Loews Corp.                                              2,178          102,998
Marsh & McLennan Companies Inc.                          6,316          322,558
MBIA Inc.                                                1,687           82,241
MetLife Inc.                                             8,961          253,776
MGIC Investment Corp.                                    1,152           53,729
Principal Financial Group Inc.                           3,848          124,098
Progressive Corp. (The)                                  2,564          187,428
Prudential Financial Inc.                                6,477          217,951
SAFECO Corp.                                             1,616           57,012
St. Paul Companies Inc.                                  2,672           97,555
Torchmark Corp.                                          1,354           50,437
Travelers Property Casualty Corp. Class B               11,857          186,985
UNUMProvident Corp.                                      3,350           44,924
XL Capital Ltd. Class A                                  1,607          133,381
-------------------------------------------------------------------------------
                                                                      3,365,077
-------------------------------------------------------------------------------

IRON / STEEL - 0.04%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                              1,076            7,102
Nucor Corp.                                                910           44,454
United States Steel Corp.                                1,343           21,985
-------------------------------------------------------------------------------
                                                                         73,541
-------------------------------------------------------------------------------

LEISURE TIME - 0.25%
-------------------------------------------------------------------------------
Brunswick Corp.                                          1,177           29,449
Carnival Corp.                                           7,409          240,867
Harley-Davidson Inc.                                     3,557          141,782
Sabre Holdings Corp.                                     1,667           41,092
-------------------------------------------------------------------------------
                                                                        453,190
-------------------------------------------------------------------------------

LODGING - 0.16%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                         1,280           51,507
Hilton Hotels Corp.                                      4,400           56,276
Marriott International Inc. Class A                      2,723          104,618
Starwood Hotels & Resorts Worldwide Inc.                 2,348           67,129
-------------------------------------------------------------------------------
                                                                        279,530
-------------------------------------------------------------------------------

MACHINERY - 0.33%
-------------------------------------------------------------------------------
Caterpillar Inc.                                         4,060          225,980
Cummins Inc.                                               540           19,381
Deere & Co.                                              2,815          128,646
Dover Corp.                                              2,372           71,065
Ingersoll-Rand Co. Class A                               1,988           94,072
McDermott International Inc./(1)/                          843            5,336
Rockwell Automation Inc.                                 2,162           51,542
-------------------------------------------------------------------------------
                                                                        596,022
-------------------------------------------------------------------------------

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MANUFACTURERS - 3.04%
-------------------------------------------------------------------------------
Cooper Industries Ltd.                                   1,086  $        44,852
Crane Co.                                                  780           17,651
Danaher Corp.                                            1,797          122,286
Eastman Kodak Co.                                        3,362           91,951
Eaton Corp.                                                873           68,627
General Electric Co.                                   118,113        3,387,481
Honeywell International Inc.                            10,116          271,615
Illinois Tool Works Inc.                                 3,625          238,706
ITT Industries Inc.                                      1,075           70,370
Pall Corp.                                               1,605           36,113
Textron Inc.                                             1,579           61,613
3M Co.                                                   4,615          595,241
Tyco International Ltd.                                 23,568          447,321
-------------------------------------------------------------------------------
                                                                      5,453,827
-------------------------------------------------------------------------------

MEDIA - 2.34%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                               53,114          854,604
Clear Channel Communications Inc./(1)/                   7,243          307,031
Comcast Corp. Class A/(1)/                              26,560          801,581
Dow Jones & Co. Inc.                                       946           40,706
Gannett Co. Inc.                                         3,166          243,180
Knight Ridder Inc.                                         956           65,897
McGraw-Hill Companies Inc. (The)                         2,243          139,066
Meredith Corp.                                             653           28,732
New York Times Co. Class A                               1,767           80,399
Tribune Co.                                              3,638          175,715
Univision Communications Inc. Class A/(1)/               2,687           81,685
Viacom Inc. Class B/(1)/                                20,740          905,508
Walt Disney Co. (The)                                   24,116          476,291
-------------------------------------------------------------------------------
                                                                      4,200,395
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.01%
-------------------------------------------------------------------------------
Worthington Industries Inc.                              1,116           14,954
-------------------------------------------------------------------------------
                                                                         14,954
-------------------------------------------------------------------------------

MINING - 0.28%
-------------------------------------------------------------------------------
Alcoa Inc.                                               9,964          254,082
Freeport-McMoRan Copper & Gold Inc.                      1,691           41,430
Newmont Mining Corp.                                     4,733          153,633
Phelps Dodge Corp./(1)/                                  1,162           44,551
-------------------------------------------------------------------------------
                                                                        493,696
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.11%
-------------------------------------------------------------------------------
Pitney Bowes Inc.                                        2,750          105,628
Xerox Corp./(1)/                                         9,174           97,153
-------------------------------------------------------------------------------
                                                                        202,781
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.10%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                       1,049           51,590
Anadarko Petroleum Corp.                                 2,934          130,475
Apache Corp.                                             1,900          123,614
Burlington Resources Inc.                                2,361          127,659
ChevronTexaco Corp.                                     12,619          911,092
ConocoPhillips                                           8,010          438,948
Devon Energy Corp.                                       2,715          144,981
EOG Resources Inc.                                       1,338           55,982
Exxon Mobil Corp.                                       78,934        2,834,520
Kerr-McGee Corp.                                         1,177           52,730
Kinder Morgan Inc.                                       1,430           78,150
Marathon Oil Corp.                                       3,637           95,835
Nabors Industries Ltd./(1)/                              1,705           67,433
Noble Corp./(1)/                                         1,559           53,474
Occidental Petroleum Corp.                               4,463          149,734
Rowan Companies Inc./(1)/                                1,229           27,530
Sunoco Inc.                                              1,000           37,740
Transocean Inc./(1)/                                     3,749           82,366
Unocal Corp.                                             3,027           86,845
-------------------------------------------------------------------------------
                                                                      5,550,698
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.36%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                        3,959          132,904
BJ Services Co./(1)/                                     1,850           69,116
Halliburton Co.                                          5,138          118,174
Schlumberger Ltd.                                        6,868          326,711
-------------------------------------------------------------------------------
                                                                        646,905
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.09%
-------------------------------------------------------------------------------
Ball Corp.                                                 744           33,859
Bemis Co.                                                  696           32,573
Pactiv Corp./(1)/                                        2,092           41,233
Sealed Air Corp./(1)/                                      983           46,850
-------------------------------------------------------------------------------
                                                                        154,515
-------------------------------------------------------------------------------

PHARMACEUTICALS - 5.10%
-------------------------------------------------------------------------------
Abbott Laboratories                                     18,436          806,759
Allergan Inc.                                            1,531          118,040
AmerisourceBergen Corp.                                  1,295           89,808
Bristol-Myers Squibb Co.                                22,887          621,382
Cardinal Health Inc.                                     5,267          338,668
Forest Laboratories Inc./(1)/                            4,279          234,275
King Pharmaceuticals Inc./(1)/                           2,800           41,328
Lilly (Eli) & Co.                                       13,271          915,301
MedImmune Inc./(1)/                                      2,961          107,692
Merck & Co. Inc.                                        26,494        1,604,212
Pfizer Inc.                                             93,163        3,181,516
Schering-Plough Corp.                                   17,327          322,282
Watson Pharmaceuticals Inc./(1)/                         1,249           50,422
Wyeth                                                   15,682          714,315
-------------------------------------------------------------------------------
                                                                      9,146,000
-------------------------------------------------------------------------------

PIPELINES - 0.07%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                      4,902           20,588

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PIPELINES (Continued)
-------------------------------------------------------------------------------
El Paso Corp.                                            6,999  $        56,552
Williams Companies Inc.                                  6,033           47,661
-------------------------------------------------------------------------------
                                                                        124,801
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.19%
-------------------------------------------------------------------------------
Apartment Investment & Management Co. Class A            1,224           42,350
Equity Office Properties Trust                           4,734          127,865
Equity Residential                                       3,195           82,910
Simon Property Group Inc.                                2,217           86,530
-------------------------------------------------------------------------------
                                                                        339,655
-------------------------------------------------------------------------------

RETAIL - 4.41%
-------------------------------------------------------------------------------
AutoNation Inc./(1)/                                     3,282           51,593
AutoZone Inc./(1)/                                       1,049           79,693
Bed Bath & Beyond Inc./(1)/                              3,473          134,787
Best Buy Co. Inc./(1)/                                   3,793          166,589
Big Lots Inc./(1)/                                       1,535           23,086
Circuit City Stores Inc.                                 2,695           23,716
CVS Corp.                                                4,633          129,863
Darden Restaurants Inc.                                  2,207           41,889
Dillards Inc. Class A                                    1,100           14,817
Dollar General Corp.                                     3,906           71,324
eBay Inc./(1)/                                           3,746          390,258
Family Dollar Stores Inc.                                2,015           76,872
Federated Department Stores Inc.                         2,196           80,923
Gap Inc. (The)                                          10,491          196,811
Home Depot Inc.                                         27,137          898,777
Kohls Corp./(1)/                                         3,992          205,109
Limited Brands Inc.                                      6,126           94,953
Lowe's Companies Inc.                                    9,202          395,226
May Department Stores Co. (The)                          3,380           75,239
McDonald's Corp.                                        15,009          331,099
Nordstrom Inc.                                           1,783           34,804
Office Depot Inc./(1)/                                   3,604           52,294
Penney (J.C.) Co. Inc. (Holding Co.)                     3,140           52,909
RadioShack Corp.                                         1,964           51,673
Sears, Roebuck and Co.                                   3,610          121,440
Staples Inc./(1)/                                        5,719          104,944
Starbucks Corp./(1)/                                     4,588          112,498
Target Corp.                                            10,747          406,666
Tiffany & Co.                                            1,695           55,393
TJX Companies Inc.                                       5,998          113,002
Toys R Us Inc./(1)/                                      2,795           33,875
Walgreen Co.                                            12,092          363,969
Wal-Mart Stores Inc.                                    51,748        2,777,315
Wendy's International Inc.                               1,488           43,107
Yum! Brands Inc./(1)/                                    3,434          101,509
-------------------------------------------------------------------------------
                                                                      7,908,022
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.94%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         4,539           29,095
Altera Corp./(1)/                                        4,484           73,538
Analog Devices Inc./(1)/                                 4,298          149,656
Applied Materials Inc./(1)/                             19,548          310,031
Applied Micro Circuits Corp./(1)/                        3,996           24,176
Broadcom Corp. Class A/(1)/                              3,284           81,804
Intel Corp.                                             77,201        1,604,546
KLA-Tencor Corp./(1)/                                    2,235          103,905
Linear Technology Corp.                                  3,679          118,501
LSI Logic Corp./(1)/                                     4,923           34,855
Maxim Integrated Products Inc.                           3,818          130,537
Micron Technology Inc./(1)/                              7,137           83,003
National Semiconductor Corp./(1)/                        2,123           41,866
Novellus Systems Inc./(1)/                               1,753           64,197
NVIDIA Corp./(1)/                                        1,850           42,569
PMC-Sierra Inc./(1)/                                     2,202           25,829
QLogic Corp./(1)/                                        1,095           52,921
Teradyne Inc./(1)/                                       2,423           41,942
Texas Instruments Inc.                                  20,403          359,093
Xilinx Inc./(1)/                                         3,962          100,278
-------------------------------------------------------------------------------
                                                                      3,472,342
-------------------------------------------------------------------------------

SOFTWARE - 3.26%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                       2,719           87,198
Autodesk Inc.                                            1,456           23,529
Automatic Data Processing Inc.                           7,049          238,679
BMC Software Inc./(1)/                                   2,717           44,369
Citrix Systems Inc./(1)/                                 1,920           39,091
Computer Associates International Inc.                   6,803          151,571
Compuware Corp./(1)/                                     4,963           28,637
Electronic Arts Inc./(1)/                                1,712          126,671
First Data Corp.                                         8,825          365,708
Fiserv Inc./(1)/                                         2,265           80,657
IMS Health Inc.                                          2,835           51,002
Intuit Inc./(1)/                                         2,410          107,317
Mercury Interactive Corp./(1)/                           1,117           43,127
Microsoft Corp.                                        126,879        3,249,371
Novell Inc./(1)/                                         4,785           14,738
Oracle Corp./(1)/                                       61,919          744,266
Parametric Technology Corp./(1)/                         3,492           10,651
PeopleSoft Inc./(1)/                                     3,704           65,153
Siebel Systems Inc./(1)/                                 5,718           54,550
Symantec Corp./(1)/                                      1,731           75,922
Yahoo! Inc./(1)/                                         7,110          232,924
-------------------------------------------------------------------------------
                                                                      5,835,131
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.54%
-------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                        10,535           24,525
Andrew Corp./(1)/                                        1,298           11,942
Avaya Inc./(1)/                                          4,970           32,106
CIENA Corp./(1)/                                         6,184           32,095
Comverse Technology Inc./(1)/                            2,469           37,109
JDS Uniphase Corp./(1)/                                 16,711           58,656
Lucent Technologies Inc./(1)/                           48,565           98,587
Motorola Inc.                                           27,301          257,448

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT (Continued)
-------------------------------------------------------------------------------
QUALCOMM Inc.                                            9,312  $       332,904
Scientific-Atlanta Inc.                                  1,733           41,315
Tellabs Inc./(1)/                                        5,408           35,531
-------------------------------------------------------------------------------
                                                                        962,218
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.16%
-------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                        31,973          262,498
Citizens Communications Co./(1)/                         3,298           42,511
Corning Inc./(1)/                                       14,872          109,904
Nextel Communications Inc. Class A/(1)/                 12,115          219,039
Qwest Communications International Inc./(1)/            19,900           95,122
Sprint Corp. (PCS Group)/(1)/                           11,981           68,891
Verizon Communications Inc.                             32,492        1,281,809
-------------------------------------------------------------------------------
                                                                      2,079,774
-------------------------------------------------------------------------------

TELEPHONE - 1.20%
-------------------------------------------------------------------------------
Alltel Corp.                                             3,665          176,726
AT&T Corp.                                               9,259          178,236
BellSouth Corp.                                         21,805          580,667
CenturyTel Inc.                                          1,672           58,269
SBC Communications Inc.                                 39,246        1,002,735
Sprint Corp. (FON Group)                                10,582          152,381
-------------------------------------------------------------------------------
                                                                      2,149,014
-------------------------------------------------------------------------------

TEXTILES - 0.04%
-------------------------------------------------------------------------------
Cintas Corp.                                             1,996           70,738
-------------------------------------------------------------------------------
                                                                         70,738
-------------------------------------------------------------------------------

TOBACCO - 0.67%
-------------------------------------------------------------------------------
Altria Group Inc.                                       23,919        1,086,879
R.J. Reynolds Tobacco Holdings Inc.                      1,106           41,154
UST Inc.                                                 1,957           68,554
-------------------------------------------------------------------------------
                                                                      1,196,587
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.08%
-------------------------------------------------------------------------------
Hasbro Inc.                                              2,259           39,510
Mattel Inc.                                              5,162           97,665
-------------------------------------------------------------------------------
                                                                        137,175
-------------------------------------------------------------------------------

TRANSPORTATION - 0.85%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       4,381          124,596
CSX Corp.                                                2,503           75,315
FedEx Corp.                                              3,516          218,097
Norfolk Southern Corp.                                   4,572           87,782
Union Pacific Corp.                                      2,992          173,596
United Parcel Service Inc. Class B                      13,290          846,573
-------------------------------------------------------------------------------
                                                                      1,525,959
-------------------------------------------------------------------------------

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
-------------------------------------------------------------------------------
Ryder System Inc.                                          817  $        20,932
-------------------------------------------------------------------------------
                                                                         20,932
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $93,745,007)                                                 106,200,014
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 37.42%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  11/15/28                               $   2,874,000        3,128,507
  5.25%,  02/15/29                                   1,260,000        1,371,972
  5.38%,  02/15/31                                   3,421,000        3,852,234
  5.50%,  08/15/28                                   1,910,000        2,148,526
  6.13%,  11/15/27                                   5,856,000        7,128,310
  6.25%,  08/15/23                                   5,092,000        6,237,303
  6.25%,  05/15/30                                   8,975,000       11,173,175
  6.38%,  08/15/27                                   7,885,000        9,877,500
  6.50%,  11/15/26                                   2,760,000        3,501,427
  6.63%,  02/15/27                                   4,600,000        5,920,163
  6.75%,  08/15/26                                   1,685,000        2,195,700
  6.88%,  08/15/25                                   2,871,000        3,782,766
  7.50%,  11/15/24                                   4,450,000        6,247,382
  7.63%,  02/15/25                                     350,000          497,643
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $63,323,799)                                                  67,062,608
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 13.22%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(2)/                          14,819,494       14,819,494
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(2)/                           3,202,733        3,202,733
BlackRock Temp Cash Money Market Fund/(2)/             161,511          161,511
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(2)/                    839,820          839,820
Short Term Investment Co. - Prime
 Money Market Portfolio,
 Institutional Shares/(2)/                             355,859          355,859
Abbey National Treasury Services
 PLC, Time Deposit
  1.38%,  07/01/03/(2)/                          $     213,516          213,516
Beta Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(2)/                                177,903          177,903
  1.17%,  08/15/03/(2)/                                266,909          266,909
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%,  10/30/03/(2)/                                142,344          142,344
CC USA Inc., Floating Rate Note
  1.10%,  04/19/04/(2)/                                156,570          156,570
  1.31%,  05/24/04/(2)/                                355,824          355,824

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------
Dorada Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(2)/                          $     355,806  $       355,806
Five Finance Inc., Floating Rate Note
  1.15%,  04/15/04/(2)/                                177,930          177,930
HBOS Treasury Services PLC, Floating Rate Note
  1.27%,  06/24/04/(2)/                                355,859          355,859
Holmes Financing PLC, Floating Rate Bond
  1.14%,  04/15/04/(2)/                                 71,172           71,172
K2 USA LLC, Floating Rate Note
  1.15%,  05/17/04/(2)/                                177,921          177,921
  1.22%,  04/13/04/(2)/                                177,921          177,921
Links Finance LLC, Floating Rate Note
  0.98%,  06/28/04/(2)/                                177,894          177,894
  1.08%,  03/29/04/(2)/                                177,930          177,930
  1.29%,  05/04/04/(2)/                                177,921          177,921
Sigma Finance Inc., Floating Rate Note
  1.13%,  10/15/03/(2)/                                355,841          355,841
U.S. Treasury Bill
  0.85%/(3)/, 09/25/03/(4)/                            400,000          399,180
White Pine Finance LLC, Floating Rate Note
  1.07%,  04/20/04/(2)/                                177,930          177,930
  1.14%,  05/17/04/(2)/                                213,516          213,516
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $23,689,374)                                                  23,689,304
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.14%
-------------------------------------------------------------------------------
Bank of America NA Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with an effective yield of
 1.30%./(2)/                                           177,930          177,930
Merrill Lynch Government Securities
 Inc. Repurchase Agreement, dated
 06/30/03, due 07/01/03, with an
 effective yield of 1.38%./(2)/                         71,172           71,172
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $249,102)                                                        249,102
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 110.03%
(Cost $181,007,282)                                                 197,201,028
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (10.03%)                           (17,979,816)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $   179,221,212
===============================================================================

/(1)/   Non-income earning securities.
/(2)/ All or a portion of this security represents investments of securities lending collateral.
/(3)/   Yield to Maturity.
/(4)/ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See
        Note 1.

The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

CORPORATE BONDS & NOTES - 29.11%

AEROSPACE / DEFENSE - 0.57%
-------------------------------------------------------------------------------
Boeing Co. (The)
  6.13%,  02/15/33                               $     200,000  $       208,838
General Dynamics Corp.
  2.13%,  05/15/06                                     200,000          202,690
Goodrich (B.F.) Co.
  6.45%,  12/15/07                                     100,000          108,747
Lockheed Martin Corp.
  8.20%,  12/01/09                                   1,000,000        1,264,616
Northrop Grumman Corp.
  7.75%,  02/15/31                                     250,000          320,690
Raytheon Co.
  7.38%,  07/15/25                                   1,000,000        1,107,964
United Technologies Corp.
  6.10%,  05/15/12                                     150,000          172,933
  6.63%,  11/15/04                                     150,000          160,120
  6.70%,  08/01/28                                     150,000          176,821
-------------------------------------------------------------------------------
                                                                      3,723,419
-------------------------------------------------------------------------------

AIRLINES - 0.23%
-------------------------------------------------------------------------------
American Airlines Inc.
  7.02%,  10/15/09                                     157,000          149,879
Continental Airlines Inc.
  6.65%,  09/15/17                                     871,481          840,588
Delta Air Lines Inc.
  7.57%,  11/18/10                                     500,000          514,281
-------------------------------------------------------------------------------
                                                                      1,504,748
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.36%
-------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
  7.20%,  09/01/09                                     500,000          568,342
  8.50%,  01/18/31                                     500,000          597,500
Ford Motor Company
  6.63%,  10/01/28                                   1,125,000          936,115
General Motors Corp.
  6.25%,  05/01/05                                      75,000           78,115
  7.20%,  01/15/11                                     150,000          151,189
-------------------------------------------------------------------------------
                                                                      2,331,261
-------------------------------------------------------------------------------

BANKS - 7.14%
-------------------------------------------------------------------------------
Abbey National PLC
  7.95%,  10/26/29                                     100,000          133,384
ABN Amro Bank NV
  7.13%,  06/18/07                                     250,000          291,267
Anthem Inc.
  6.80%,  08/01/12                                     250,000          291,864
Banco Santander Central Hispano
  Issuances
  7.63%,  09/14/10                                     500,000          619,923
Bank of America Corp.
  6.25%,  04/01/08                                   1,000,000        1,141,393
Bank of New York Co. Inc. (The)
  5.50%,  12/01/17                                     250,000          276,936
Bank of Tokyo-Mitsubishi Ltd.
  8.40%,  04/15/10                                     250,000          310,061
Bank One Corp.
  3.70%,  01/15/08                                     500,000          519,899
  5.90%,  11/15/11                                   1,000,000        1,130,108
BankBoston Corp.
  6.50%,  12/19/07                                     500,000          572,026
Bankers Trust Corp.
  7.25%,  10/15/11                                     250,000          295,674
Corp. Andina de Fomento
  6.88%,  03/15/12                                     150,000          170,766
Credit Suisse First Boston
  5.75%,  04/15/07                                     500,000          555,487
  6.38%,  12/16/35                                   1,000,000        1,155,235
  6.50%,  01/15/12                                     500,000          573,778
European Investment Bank
  4.00%,  03/15/05                                     500,000          522,307
  4.00%,  08/30/05                                     500,000          526,194
  4.63%,  03/01/07                                   1,000,000        1,085,777
First Union Capital Corp.
  8.04%,  12/01/26                                   1,000,000        1,161,489
First Union Corp.
  6.63%,  07/15/05                                     500,000          547,736
First Union National Bank
  7.74%,  05/17/32                                   1,493,196        1,703,006
Fleet Credit Card Master Trust II
  3.86%,  03/15/07                                   6,870,000        7,078,989
GE Global Insurance Holdings
  7.50%,  06/15/10                                     150,000          178,173
HSBC Holdings PLC
  5.25%,  12/12/12                                     250,000          266,629
HSBC USA Inc.
  7.00%,  11/01/06                                     250,000          284,839
International Bank for
  Reconstruction & Development
  3.63%,  05/21/13                                     150,000          151,133
  4.13%,  08/12/09                                     500,000          539,791
  6.38%,  07/21/05                                   1,000,000        1,099,048
  7.00%,  01/27/05                                   1,500,000        1,632,438
John Deere Capital Corp.
  7.00%,  03/15/12                                     500,000          593,599
KeyCorp
  6.75%,  03/15/06                                   1,500,000        1,675,560
KFW International Finance Inc.
  2.50%,  10/17/05                                     500,000          509,773
  4.25%,  04/18/05                                     500,000          524,172
  4.75%,  01/24/07                                     500,000          542,694
  8.00%,  02/15/10                                     250,000          304,690
Korea Development Bank
  5.25%,  11/16/06                                     500,000          535,282
Landwirtschaftliche Rentenbank
  3.25%,  06/19/08                                     400,000          408,732

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

BANKS (Continued)
-------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust
  6.78%,  06/15/31                               $   6,000,000  $     7,023,043
Mellon Funding Corp.
  6.38%,  02/15/10                                     500,000          584,673
National City Bank of Ohio
  3.30%,  05/15/08                                     500,000          508,561
NationsBank Corp.
  7.75%,  08/15/15                                   1,000,000        1,277,764
NiSource Finance Corp.
  7.88%,  11/15/10                                     150,000          177,105
Oesterreichische Kontrollbank AG
  5.50%,  01/20/06                                     500,000          546,901
PNC Funding Corp.
  5.75%,  08/01/06                                     250,000          275,836
Popular North America Inc.
  4.25%,  04/01/08                                     100,000          104,067
Royal Bank of Scotland Group PLC
  5.00%,  10/01/14                                     250,000          262,323
Sanwa Bank Ltd.
  7.40%,  06/15/11                                     250,000          280,317
SLM Corp.
  5.13%,  08/27/12                                     250,000          265,647
Sprint Capital Corp.
  8.38%,  03/15/12                                     500,000          598,658
SunTrust Banks Inc.
  5.05%,  07/01/07                                     500,000          545,987
Swiss Bank Corp.
  7.38%,  06/15/17                                     100,000          127,402
Tyco Capital Corp.
  7.63%,  08/16/05                                   1,045,000        1,150,748
Union Bank of Switzerland
  7.25%,  07/15/06                                     250,000          287,402
US Bank NA Minnesota
  6.38%,  08/01/11                                   1,000,000        1,167,362
Wells Fargo & Company
  6.63%,  07/15/04                                     500,000          526,805
Wells Fargo Bank NA
  7.55%,  06/21/10                                   1,000,000        1,232,726
-------------------------------------------------------------------------------
                                                                     46,853,179
-------------------------------------------------------------------------------

BEVERAGES - 0.51%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.
  6.80%,  01/15/31                                     500,000          606,312
Bottling Group LLC
  4.63%,  11/15/12/(1)/                                100,000          104,520
Brown-Forman Corp.
  2.13%,  03/15/06                                     250,000          250,930
Coca-Cola Enterprises Inc.
  5.25%,  05/15/07                                     500,000          545,553
  6.13%,  08/15/11                                     250,000          286,871
  8.50%,  02/01/22                                     250,000          339,444
Diageo Capital PLC
  6.13%,  08/15/05                                   1,000,000        1,092,776
PepsiAmericas Inc.
  3.88%,  09/12/07                                     100,000          103,435
-------------------------------------------------------------------------------
                                                                      3,329,841
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.06%
-------------------------------------------------------------------------------
Hanson Australia Funding Ltd.
  5.25%,  03/15/13                                     100,000          102,436
Masco Corp.
  5.88%,  07/15/12                                     250,000          277,632
-------------------------------------------------------------------------------
                                                                        380,068
-------------------------------------------------------------------------------

CHEMICALS - 0.27%
-------------------------------------------------------------------------------
Chevron Phillips Chemical Co.
  5.38%,  06/15/07                                     500,000          539,327
Dow Chemical Co. (The)
  6.00%,  10/01/12                                     250,000          271,970
  8.63%,  04/01/06                                     500,000          573,865
Du Pont (E.I.) de Nemours
  6.75%,  10/15/04                                     250,000          266,675
Praxair Inc.
  3.95%,  06/01/13                                     150,000          148,058
-------------------------------------------------------------------------------
                                                                      1,799,895
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.10%
-------------------------------------------------------------------------------
Cendant Corp.
  6.25%,  03/15/10                                     250,000          278,022
Hertz Corp.
  8.25%,  06/01/05                                     250,000          263,913
PHH Corp.
  7.13%,  03/01/13                                     100,000          113,488
-------------------------------------------------------------------------------
                                                                        655,423
-------------------------------------------------------------------------------

COMPUTER SYSTEMS - 0.02%
-------------------------------------------------------------------------------
Computer Sciences Corp.
  7.38%,  06/15/11                                     100,000          121,602
-------------------------------------------------------------------------------
                                                                        121,602
-------------------------------------------------------------------------------

COMPUTERS - 0.33%
-------------------------------------------------------------------------------
Hewlett-Packard Co.
  5.50%,  07/01/07                                     500,000          552,675
International Business Machines Corp.
  4.75%,  11/29/12                                     500,000          525,533
  4.88%,  10/01/06                                   1,000,000        1,086,753
-------------------------------------------------------------------------------
                                                                      2,164,961
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.19%
-------------------------------------------------------------------------------
Procter & Gamble Co.
  6.88%,  09/15/09                                   1,000,000        1,212,699
-------------------------------------------------------------------------------
                                                                      1,212,699
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.04%
-------------------------------------------------------------------------------
Costco Wholesale Corp.
  5.50%,  03/15/07                               $     250,000  $       276,006
-------------------------------------------------------------------------------
                                                                        276,006
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 7.52%
-------------------------------------------------------------------------------
American Express Co.
  3.75%,  11/20/07                                     250,000          260,514
American Express Credit Corp.
  3.00%,  05/16/08                                     250,000          251,723
American General Finance Corp.
  5.38%,  10/01/12                                     250,000          269,752
  5.88%,  07/14/06                                   1,000,000        1,103,423
American International Group Inc.
  4.25%,  05/15/13/(1)/                                250,000          249,490
Ameriquest Mortgage Securities Inc.
  4.84%,  09/25/25                                     200,000          207,412
AMVESCAP PLC
  5.38%,  02/27/13                                     100,000          101,637
Associates Corp. NA
  6.88%,  11/15/08                                     410,000          481,861
  6.95%,  11/01/18                                     250,000          306,759
AXA Financial Inc.
  7.75%,  08/01/10                                     250,000          304,540
Bear Stearns Companies Inc.
  5.70%,  11/15/14                                     250,000          277,092
  6.63%,  10/01/04                                   1,000,000        1,065,454
Boeing Capital Corp.
  5.65%,  05/15/06                                   1,500,000        1,621,011
Burlington Resources Finance
  7.20%,  08/15/31                                     250,000          305,469
Capital One Bank
  6.88%,  02/01/06                                   1,000,000        1,073,037
Citigroup Inc.
  5.63%,  08/27/12                                     250,000          275,435
  6.00%,  02/21/12                                     500,000          568,783
  6.63%,  06/15/32                                     250,000          288,887
  6.75%,  12/01/05                                   1,000,000        1,114,949
  7.25%,  10/01/10                                     500,000          605,808
Countrywide Home Loans Inc.
  3.50%,  12/19/05                                     250,000          258,033
  5.63%,  05/15/07                                     500,000          550,688
Ford Credit Auto Owner Trust
  3.62%,  01/15/06                                     967,655          980,862
  4.36%,  09/15/36                                   2,000,000        2,094,542
Ford Motor Credit Co.
  6.88%,  02/01/06                                     850,000          901,510
  7.25%,  10/25/11                                     500,000          514,036
  7.50%,  03/15/05                                     850,000          903,268
  7.60%,  08/01/05                                     300,000          322,106
  7.88%,  06/15/10                                   1,000,000        1,071,608
FPL Group Capital Inc.
  7.38%,  06/01/09                                     100,000          120,301
General Electric Capital Corp.
  3.50%,  05/01/08                                     250,000          255,991
  5.38%,  03/15/07                                   1,100,000        1,210,562
  6.50%,  12/10/07                                   1,000,000        1,151,094
  6.75%,  03/15/32                                   1,000,000        1,169,565
General Motors Acceptance Corp.
  5.71%,  10/15/38                                   1,000,000        1,117,702
  6.13%,  09/15/06                                     500,000          526,401
  6.75%,  01/15/06                                   1,000,000        1,061,642
  6.88%,  09/15/11                                     850,000          852,836
  7.25%,  03/02/11                                     500,000          513,051
  7.72%,  12/15/09                                   1,707,000        2,092,371
  8.00%,  11/01/31                                     250,000          245,291
Goldman Sachs Group Inc.
  5.70%,  09/01/12                                     250,000          274,657
  6.13%,  02/15/33                                     250,000          268,094
  6.60%,  01/15/12                                     250,000          290,495
  6.88%,  01/15/11                                     250,000          294,987
  7.63%,  08/17/05                                     500,000          563,447
Household Finance Corp.
  5.75%,  01/30/07                                     250,000          275,910
  6.40%,  06/17/08                                     250,000          285,379
  6.50%,  01/24/06                                     250,000          277,286
  6.50%,  11/15/08                                     500,000          574,914
  8.00%,  07/15/10                                   1,000,000        1,240,530
JP Morgan Chase & Co.
  5.25%,  05/30/07                                     500,000          548,459
  6.75%,  02/01/11                                   1,000,000        1,173,697
LB-UBS Commercial Mortgage Trust
  4.85%,  09/15/31                                   1,500,000        1,584,332
Lehman Brothers Holdings Inc.
  6.63%,  01/18/12                                     250,000          293,094
Lehman Brothers Inc.
  7.63%,  06/01/06                                   1,000,000        1,151,877
MBNA America Bank NA
  5.38%,  01/15/08                                     500,000          540,579
Merrill Lynch & Co. Inc.
  3.70%,  04/21/08                                     100,000          103,263
  6.00%,  02/17/09                                   1,000,000        1,124,159
Morgan Stanley
  6.02%,  02/15/33                                     518,167          553,505
  7.25%,  04/01/32                                     100,000          122,597
  7.69%,  02/15/20                                   1,000,000        1,152,691
  7.75%,  06/15/05                                   1,000,000        1,114,214
  8.00%,  06/15/10                                   1,000,000        1,246,485
National Rural Utilities
  3.88%,  02/15/08                                     400,000          416,675
  7.25%,  03/01/12                                     350,000          419,081
Pemex Project Funding Master Trust
  7.38%,  12/15/14                                     500,000          547,500
  8.63%,  02/01/22                                     250,000          285,625
Rio Tinto Finance USA Ltd.
  2.63%,  09/30/08                                     100,000           98,167
Saxon Asset Securities Trust
  5.53%,  07/25/31                                     400,000          412,800
Sears Roebuck Acceptance Corp.
  7.00%,  06/01/32                                     500,000          559,273

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
Textron Finance Corp.
  6.00%,  11/20/09                               $     200,000  $       219,082
Toyota Motor Credit Corp.
  2.80%,  01/18/06                                     100,000          102,543
Unilever Capital Corp.
  6.88%,  11/01/05                                   1,000,000        1,116,223
Verizon Global Funding Corp.
  7.75%,  12/01/30                                     250,000          316,619
Washington Mutual Inc.
  7.50%,  08/15/06                                   1,000,000        1,157,219
-------------------------------------------------------------------------------
                                                                     49,351,954
-------------------------------------------------------------------------------

ELECTRIC - 1.72%
-------------------------------------------------------------------------------
AEP Texas Central Co.
  6.65%,  02/15/33/(1)/                                250,000          273,604
Alabama Power Co. Series Q
  5.50%,  10/15/17                                     250,000          273,623
Alabama Power Co. Series X
  3.13%,  05/01/08                                     250,000          252,847
American Electric Power Inc.
  6.13%,  05/15/06                                     100,000          109,615
Arizona Public Service Co.
  6.50%,  03/01/12                                     250,000          285,838
Cincinnati Gas & Electric Co.
  5.70%,  09/15/12                                     250,000          274,666
Columbus Southern Power Co.
  5.50%,  03/01/13/(1)/                                150,000          161,270
Commonwealth Edison
  7.00%,  07/01/05                                     500,000          548,937
Consolidated Edison Inc.
  4.88%,  02/01/13                                     200,000          210,872
Constellation Energy Group
  7.60%,  04/01/32                                     250,000          300,510
Consumers Energy Co.
  6.00%,  03/15/05                                     500,000          530,988
Dominion Resources Inc.
  7.63%,  07/15/05                                     500,000          556,123
  8.13%,  06/15/10                                     500,000          619,598
DTE Energy Co.
  7.05%,  06/01/11                                     500,000          584,779
Entergy Gulf States Inc.
  3.60%,  06/01/08/(1)/                                100,000           99,398
FirstEnergy Corp.
  5.50%,  11/15/06                                     500,000          535,995
  7.38%,  11/15/31                                     250,000          280,009
Florida Power & Light Co.
  4.85%,  02/01/13                                     150,000          158,543
  5.63%,  04/01/34                                     150,000          155,770
KN Energy Inc.
  7.25%,  03/01/28                                     250,000          289,454
MidAmerican Energy Co.
  6.75%,  12/30/31                                     250,000          295,927
Niagara Mohawk Power Corp.
  7.63%,  10/01/05                                     529,268          591,487
Northern States Power Co.
  8.00%,  08/28/12                                     250,000          316,529
Oncor Electric Delivery Co.
  6.38%,  05/01/12                                     500,000          570,772
Ontario Hydro Canada
  7.45%,  03/31/13                                     500,000          645,500
PECO Energy Co.
  3.50%,  05/01/08                                     250,000          257,083
Pepco Holdings Inc.
  6.45%,  08/15/12                                     250,000          282,890
Progress Energy Inc.
  7.10%,  03/01/11                                     400,000          465,323
  7.75%,  03/01/31                                     100,000          120,111
PSEG Energy Holdings Inc.
  8.50%,  06/15/11                                     250,000          268,750
Public Service Company of Colorado
  4.88%,  03/01/13/(1)/                                200,000          207,888
Public Service Electric & Gas Co.
  5.13%,  09/01/12                                     250,000          266,927
South Carolina Electric & Gas Co.
  5.30%,  05/15/33                                     150,000          148,715
Union Electric Co.
  5.25%,  09/01/12                                     100,000          108,624
Wisconsin Energy Corp.
  5.88%,  04/01/06                                     100,000          109,956
  6.50%,  04/01/11                                     100,000          114,495
-------------------------------------------------------------------------------
                                                                     11,273,416
-------------------------------------------------------------------------------

ELECTRONICS - 0.02%
-------------------------------------------------------------------------------
Avnet Inc.
  9.75%,  02/15/08                                     100,000          113,000
-------------------------------------------------------------------------------
                                                                        113,000
-------------------------------------------------------------------------------

ENERGY & RELATED - 0.02%
-------------------------------------------------------------------------------
MidAmerican Energy Holdings Co.
  3.50%,  05/15/08/(1)/                                150,000          150,807
-------------------------------------------------------------------------------
                                                                        150,807
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.05%
-------------------------------------------------------------------------------
USA Waste Services Inc.
  7.00%,  07/15/28                                     150,000          171,008
Waste Management Inc.
  6.50%,  11/15/08                                     150,000          171,500
-------------------------------------------------------------------------------
                                                                        342,508
-------------------------------------------------------------------------------

FOOD - 1.18%
-------------------------------------------------------------------------------
Albertson's Inc.
  7.45%,  08/01/29                                     100,000          112,948
  7.50%,  02/15/11                                     250,000          292,065
Archer-Daniels-Midland Co.
  8.38%,  04/15/17                                     500,000          679,887

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

FOOD (Continued)
-------------------------------------------------------------------------------
ConAgra Foods Inc.
  6.00%,  09/15/06                               $     500,000  $       553,977
  7.40%,  09/15/04                                     500,000          532,517
General Mills Inc.
  5.13%,  02/15/07                                   1,000,000        1,089,326
Heinz (H.J.) Co.
  6.63%,  07/15/11                                     250,000          294,705
Kellogg Co.
  6.60%,  04/01/11                                   1,000,000        1,172,729
Kraft Foods Inc.
  5.63%,  11/01/11                                     500,000          544,835
  6.50%,  11/01/31                                     500,000          552,076
McDonald's Corp.
  3.88%,  08/15/07                                     250,000          259,020
Safeway Inc.
  6.50%,  11/15/08                                   1,000,000        1,134,001
Sara Lee Corp.
  2.75%,  06/15/08                                     250,000          247,735
Tyson Foods Inc.
  8.25%,  10/01/11                                     250,000          296,005
-------------------------------------------------------------------------------
                                                                      7,761,826
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.26%
-------------------------------------------------------------------------------
International Paper Co.
  6.75%,  09/01/11                                     500,000          578,312
MeadWestvaco Corp.
  6.85%,  04/01/12                                     250,000          288,590
Weyerhaeuser Co.
  6.00%,  08/01/06                                     250,000          274,238
  6.75%,  03/15/12                                     250,000          283,800
  7.38%,  03/15/32                                     250,000          287,380
-------------------------------------------------------------------------------
                                                                      1,712,320
-------------------------------------------------------------------------------

GAS - 0.11%
-------------------------------------------------------------------------------
KeySpan Corp.
  7.63%,  11/15/10                                     500,000          613,553
Southern California Gas Co.
  4.80%,  10/01/12                                     100,000          105,099
-------------------------------------------------------------------------------
                                                                        718,652
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.02%
-------------------------------------------------------------------------------
Emerson Electric Co.
  5.00%,  12/15/14                                     150,000          160,675
-------------------------------------------------------------------------------
                                                                        160,675
-------------------------------------------------------------------------------

HEALTH CARE - 0.07%
-------------------------------------------------------------------------------
Johnson & Johnson
  4.95%,  05/15/33                                     200,000          195,416
Tenet Healthcare Corp.
  5.00%,  07/01/07                                     250,000          233,750
-------------------------------------------------------------------------------
                                                                        429,166
-------------------------------------------------------------------------------

HOME BUILDERS - 0.03%
-------------------------------------------------------------------------------
Centex Corp.
  4.75%,  01/15/08                                     100,000          105,584
Pulte Homes Inc.
  7.88%,  08/01/11                                     100,000          121,424
-------------------------------------------------------------------------------
                                                                        227,008
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.02%
-------------------------------------------------------------------------------
Newell Rubbermaid Inc.
  4.63%,  12/15/09                                     100,000          105,961
-------------------------------------------------------------------------------
                                                                        105,961
-------------------------------------------------------------------------------

INSURANCE - 0.37%
-------------------------------------------------------------------------------
Allstate Corp.
  7.20%,  12/01/09                                   1,000,000        1,211,632
Chubb Corp.
  3.95%,  04/01/08/(1)/                                100,000          103,570
CNA Financial Corp.
  6.75%,  11/15/06                                     100,000          104,506
Hartford Life Inc.
  7.38%,  03/01/31                                     250,000          296,096
Lion Connecticut Holdings Inc.
  7.63%,  08/15/26                                     100,000          121,296
MetLife Inc.
  6.50%,  12/15/32                                     100,000          114,116
Prudential Financial Inc.
  3.75%,  05/01/08                                     100,000          102,980
Radian Group Inc.
  5.63%,  02/15/13/(1)/                                100,000          104,982
SAFECO Corp.
  4.88%,  02/01/10                                     150,000          158,583
Travelers Property Casualty Corp.
  6.38%,  03/15/33                                     100,000          109,295
-------------------------------------------------------------------------------
                                                                      2,427,056
-------------------------------------------------------------------------------

MACHINERY - CONSTRUCTION & MINING - 0.19%
-------------------------------------------------------------------------------
Caterpillar Inc.
  7.25%,  09/15/09                                   1,000,000        1,218,326
-------------------------------------------------------------------------------
                                                                      1,218,326
-------------------------------------------------------------------------------

MANUFACTURING - 0.19%
-------------------------------------------------------------------------------
Cooper Industries Inc.
  5.50%,  11/01/09                                     100,000          111,108
General Electric Co.
  5.00%,  02/01/13                                     400,000          422,503
Norsk Hydro ASA
  6.36%,  01/15/09                                     590,000          679,396
-------------------------------------------------------------------------------
                                                                      1,213,007
-------------------------------------------------------------------------------

MEDIA - 0.98%
-------------------------------------------------------------------------------
AOL Time Warner Inc.
  6.88%,  05/01/12                                     500,000          570,808

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

MEDIA (Continued)
-------------------------------------------------------------------------------
Clear Channel Communications Inc.
  4.25%,  05/15/09                               $     400,000  $       405,000
Comcast Cable Communications
  8.38%,  05/01/07                                     500,000          590,015
Liberty Media Corp.
  7.88%,  07/15/09                                     500,000          585,724
TCI Communications Inc.
  8.75%,  08/01/15                                   1,000,000        1,296,420
Time Warner Entertainment Co.
  8.38%,  03/15/23                                   1,000,000        1,260,376
Viacom Inc.
  5.63%,  08/15/12                                     250,000          277,741
  7.75%,  06/01/05                                     250,000          278,436
  7.88%,  07/30/30                                     250,000          326,653
Walt Disney Co. (The)
  6.38%,  03/01/12                                     250,000          284,966
  6.75%,  03/30/06                                     500,000          556,796
-------------------------------------------------------------------------------
                                                                      6,432,935
-------------------------------------------------------------------------------

MINING - 0.22%
-------------------------------------------------------------------------------
Alcoa Inc.
  7.38%,  08/01/10                                   1,000,000        1,211,559
BHP Finance (USA) Ltd.
  4.80%,  04/15/13                                     250,000          260,659
-------------------------------------------------------------------------------
                                                                      1,472,218
-------------------------------------------------------------------------------

MULTI-NATIONAL - 0.46%
-------------------------------------------------------------------------------
Asian Development Bank
  6.75%,  06/11/07                                   1,000,000        1,167,668
Inter-American Development Bank
  7.38%,  01/15/10                                   1,000,000        1,263,031
  8.50%,  03/15/11                                     450,000          604,445
-------------------------------------------------------------------------------
                                                                      3,035,144
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.02%
-------------------------------------------------------------------------------
Pitney Bowes Inc.
  5.95%,  02/01/05                                     150,000          159,345
-------------------------------------------------------------------------------
                                                                        159,345
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.19%
-------------------------------------------------------------------------------
Alberta Energy Co. Ltd.
  7.38%,  11/01/31                                     250,000          316,147
Amerada Hess Corp.
  7.30%,  08/15/31                                     500,000          577,908
Anadarko Petroleum Corp.
  7.15%,  05/15/28                                     500,000          594,201
Apache Finance Canada
  7.75%,  12/15/29                                     250,000          331,340
BP Capital Markets PLC
  2.35%,  06/15/06                                     500,000          505,505
  4.00%,  04/29/05                                     250,000          261,269
Conoco Funding Co.
  6.35%,  10/15/11                                     500,000          584,038
Devon Financing Corp. ULC
  6.88%,  09/30/11                                   1,000,000        1,173,034
Enterprise Products
  6.88%,  03/01/33/(1)/                                100,000          113,259
Lasmo (USA) Inc.
  6.75%,  12/15/07                                     100,000          116,759
Marathon Oil Corp.
  6.13%,  03/15/12                                     500,000          560,611
Occidental Petroleum Corp.
  7.20%,  04/01/28                                     250,000          305,114
Petroleos Mexicanos
  9.38%,  12/02/08                                     500,000          611,250
Phillips 66 Capital Trust II
  8.00%,  01/15/37                                   1,000,000        1,177,728
Transocean Inc.
  6.75%,  04/15/05                                     250,000          270,002
Union Oil Co. of California
  5.05%,  10/01/12                                     100,000          104,558
Valero Energy Corp.
  4.75%,  06/15/13                                     200,000          195,530
-------------------------------------------------------------------------------
                                                                      7,798,253
-------------------------------------------------------------------------------

PHARMACEUTICALS - 0.40%
-------------------------------------------------------------------------------
Abbott Laboratories
  5.13%,  07/01/04                                     250,000          259,568
American Home Products Corp.
  6.25%,  03/15/06                                     500,000          554,417
Bristol-Myers Squibb Co.
  5.75%,  10/01/11                                     500,000          556,447
Lilly (Eli) & Co.
  2.90%,  03/15/08                                     150,000          151,067
Merck & Co. Inc.
  4.38%,  02/15/13                                     200,000          207,037
Pharmacia Corp.
  6.50%,  12/01/18                                     500,000          622,402
Wyeth
  5.25%,  03/15/13                                     250,000          264,177
-------------------------------------------------------------------------------
                                                                      2,615,115
-------------------------------------------------------------------------------

PIPELINES - 0.30%
-------------------------------------------------------------------------------
Duke Energy Field Services Corp.
  7.50%,  08/16/05                                     500,000          546,753
  7.88%,  08/16/10                                     500,000          601,788
Kinder Morgan Energy Partners LP
  5.35%,  08/15/07                                     500,000          544,965
TransCanada PipeLines Ltd.
  4.00%,  06/15/13                                     250,000          243,778
-------------------------------------------------------------------------------
                                                                      1,937,284
-------------------------------------------------------------------------------

PUBLISHING - 0.18%
-------------------------------------------------------------------------------
News America Holdings Inc.
  7.60%,  10/11/15                                   1,000,000        1,210,104
-------------------------------------------------------------------------------
                                                                      1,210,104
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

REAL ESTATE - 0.13%
-------------------------------------------------------------------------------
EOP Operating LP
  7.00%,  07/15/11                               $     500,000  $       580,285
ERP Operating LP
  5.20%,  04/01/13                                     250,000          261,431
-------------------------------------------------------------------------------
                                                                        841,716
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.10%
-------------------------------------------------------------------------------
Archstone-Smith Trust
  5.00%,  08/15/07                                     100,000          106,326
Boston Properties Inc.
  6.25%,  01/15/13                                     250,000          273,765
Simon Property Group Inc.
  6.35%,  08/28/12                                     250,000          277,006
-------------------------------------------------------------------------------
                                                                        657,097
-------------------------------------------------------------------------------

RETAIL - 0.52%
-------------------------------------------------------------------------------
Fred Meyer Inc.
  7.45%,  03/01/08                                   1,000,000        1,165,182
May Department Stores Co.
  7.90%,  10/15/07                                     250,000          297,562
Target Corp.
  7.00%,  07/15/31                                     500,000          598,409
Wal-Mart Stores Inc.
  7.55%,  02/15/30                                   1,000,000        1,320,692
-------------------------------------------------------------------------------
                                                                      3,381,845
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.08%
-------------------------------------------------------------------------------
Motorola Inc.
  6.75%,  02/01/06                                     500,000          545,000
-------------------------------------------------------------------------------
                                                                        545,000
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.71%
-------------------------------------------------------------------------------
Alltel Corp.
  7.00%,  07/01/12                                     250,000          303,450
AT&T Wireless Services Inc.
  7.88%,  03/01/11                                     750,000          885,767
British Telecom PLC
  7.88%,  12/15/05                                     500,000          569,420
  8.38%,  12/15/10                                     500,000          632,340
Citizens Communications
  8.50%,  05/15/06                                     500,000          579,906
Cox Communications Inc.
  4.63%,  06/01/13                                     250,000          250,481
  7.50%,  08/15/04                                     250,000          265,337
Verizon Wireless Inc.
  5.38%,  12/15/06                                     500,000          549,172
Vodafone Group PLC
  7.75%,  02/15/10                                     500,000          615,216
-------------------------------------------------------------------------------
                                                                      4,651,089
-------------------------------------------------------------------------------

TELEPHONE - 1.39%
-------------------------------------------------------------------------------
AT&T Corp.
  7.00%,  11/15/06                                     250,000          278,052
  8.50%,  11/15/31                                     500,000          566,945
BellSouth Corp.
  6.00%,  10/15/11                                     250,000          285,700
  6.88%,  10/15/31                                     500,000          588,551
Deutsche Telekom International
 Finance AG
  8.50%,  06/15/10                                   1,000,000        1,228,379
France Telecom SA
  8.70%,  03/01/06                                     200,000          228,134
  9.25%,  03/01/11                                     250,000          314,641
  10.00%,  03/01/31                                    250,000          345,934
GTE Corp.
  7.51%,  04/01/09                                     500,000          599,507
Koninklijke KPN NV
  8.00%,  10/01/10                                     500,000          618,982
Pacific Bell
  7.13%,  03/15/26                                     250,000          299,682
SBC Communications Inc.
  5.75%,  05/02/06                                     250,000          276,104
  6.25%,  03/15/11                                     250,000          286,766
Sprint Capital Corp.
  6.13%,  11/15/08                                   1,000,000        1,085,327
Telefonica Europe BV
  8.25%,  09/15/30                                     500,000          654,227
Verizon New York Inc.
  7.38%,  04/01/32                                     500,000          620,399
Verizon Pennsylvania Inc.
  5.65%,  11/15/11                                     500,000          551,788
Verizon Virginia Inc.
  4.63%,  03/15/13                                     250,000          256,774
-------------------------------------------------------------------------------
                                                                      9,085,892
-------------------------------------------------------------------------------

TOBACCO - 0.04%
-------------------------------------------------------------------------------
Philip Morris
  7.00%,  07/15/05                                     250,000          265,158
-------------------------------------------------------------------------------
                                                                        265,158
-------------------------------------------------------------------------------

TRANSPORTATION - 0.80%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.
  7.13%,  12/15/10                                   1,000,000        1,207,335
Canadian National Railway Co.
  6.45%,  07/15/06                                     800,000          894,982
CSX Corp.
  7.95%,  05/01/27                                     580,000          742,557
Norfolk Southern Corp.
  7.70%,  05/15/17                                   1,000,000        1,278,134
Union Pacific Corp.
  6.79%,  11/09/07                                   1,000,000        1,144,693
-------------------------------------------------------------------------------
                                                                      5,267,701
-------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
(Cost: $174,105,095)                                                190,914,680
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS & NOTES/(4)/ - 2.11%
-------------------------------------------------------------------------------
British Columbia (Province of)
  6.50%,  01/15/26                               $     250,000  $       299,698
Canada (Government of)
  5.25%,  11/05/08                                     250,000          282,219
Chile (Republic of)
  5.50%,  01/15/13                                     150,000          158,700
Finland (Republic Of)
  6.95%,  02/15/26                                     250,000          318,489
Hydro-Quebec
  6.30%,  05/11/11                                     500,000          588,265
Israel (State of)
  4.63%,  06/15/13                                     100,000           97,391
Italy (Republic of)
  4.38%,  10/25/06                                   1,000,000        1,071,712
  6.00%,  02/22/11                                   1,000,000        1,166,933
  6.88%,  09/27/23                                     250,000          315,636
Korea (Republic of)
  8.88%,  04/15/08                                     250,000          311,775
Lombardy (Region of)
  5.80%,  10/25/32                                     100,000          110,853
Malaysia (Government of)
  7.50%,  07/15/11                                     250,000          304,200
Manitoba (Province of)
  4.25%,  11/20/06                                   1,000,000        1,068,775
Mexico Government International Bond
  9.88%,  01/15/07                                     250,000          307,875
New Brunswick (Province of)
  3.50%,  10/23/07                                     150,000          156,457
Nova Scotia (Province of)
  5.75%,  02/27/12                                     500,000          570,488
Ontario (Province of)
  3.28%,  03/28/08                                     250,000          256,141
  7.63%,  06/22/04                                   1,000,000        1,062,884
Quebec (Province of)
  5.75%,  02/15/09                                   1,000,000        1,135,329
  6.13%,  01/22/11                                   1,000,000        1,163,505
Saskatchewan (Province of)
  7.38%,  07/15/13                                     230,000          296,278
South Africa (Republic of)
  7.38%,  04/25/12                                     250,000          286,875
United Mexican States
  6.38%,  01/16/13                                     500,000          530,000
  8.13%,  12/30/19                                   1,000,000        1,140,000
  8.30%,  08/15/31                                     250,000          287,875
  8.50%,  02/01/06                                     500,000          579,750
-------------------------------------------------------------------------------

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $12,756,242)                                                  13,868,103
-------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.26%

U.S. GOVERNMENT SECURITIES - 22.10%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  02/15/29                               $   1,700,000  $     1,851,074
  5.38%,  02/15/31                                   1,500,000        1,689,082
  6.00%,  02/15/26                                   1,800,000        2,151,634
  6.13%,  11/15/27                                   2,600,000        3,164,892
  6.25%,  05/15/30                                     700,000          871,445
  6.50%,  11/15/26                                   1,950,000        2,473,834
  7.13%,  02/15/23                                   2,700,000        3,618,105
  7.25%,  05/15/16                                   1,800,000        2,393,860
  7.63%,  02/15/25                                   3,200,000        4,549,875
  8.00%,  11/15/21                                   4,250,000        6,157,022
  8.13%,  08/15/19                                   1,850,000        2,675,635
  8.75%,  11/15/08                                     500,000          514,160
  8.75%,  05/15/17                                   1,600,000        2,394,938
  8.75%,  05/15/20                                   1,800,000        2,753,789
  9.13%,  05/15/18                                   1,500,000        2,326,230
  9.25%,  02/15/16                                     600,000          918,680
  9.38%,  02/15/06                                     800,000          961,531
  9.88%,  11/15/15                                     400,000          635,656
 10.38%,  11/15/09                                   3,100,000        3,482,779
 10.38%,  11/15/12                                   1,300,000        1,731,691
 11.25%,  02/15/15                                     650,000        1,107,640
 11.75%,  11/15/14                                     500,000          755,820
 12.50%,  08/15/14                                     400,000          617,016
 12.75%,  11/15/10                                     200,000          251,984
 13.25%,  05/15/14                                     850,000        1,330,515
 13.88%,  05/15/11                                     600,000          803,602
U.S. Treasury Notes
  1.50%,  02/28/05                                   6,700,000        6,732,193
  1.75%,  12/31/04                                     750,000          756,504
  1.88%,  09/30/04                                   3,000,000        3,029,532
  2.13%,  08/31/04                                   4,750,000        4,808,078
  2.88%,  06/30/04                                   2,000,000        2,036,406
  3.00%,  11/15/07                                  10,270,000       10,593,341
  3.50%,  11/15/06                                   2,300,000        2,424,435
  3.88%,  02/15/13                                   5,860,000        6,030,075
  4.00%,  11/15/12                                   4,250,000        4,422,490
  4.38%,  05/15/07                                   2,000,000        2,172,812
  4.38%,  08/15/12                                     550,000          589,725
  4.63%,  05/15/06                                   5,550,000        6,016,328
  4.75%,  11/15/08                                     900,000          997,699
  4.88%,  02/15/12                                   2,500,000        2,778,905
  5.50%,  05/15/09                                     800,000          921,438
  5.63%,  02/15/06                                   1,000,000        1,105,664
  5.63%,  05/15/08                                   2,500,000        2,866,015
  5.75%,  11/15/05                                   4,200,000        4,622,461
  5.75%,  08/15/10                                   1,600,000        1,872,813
  5.88%,  11/15/04                                   1,800,000        1,915,664
  6.00%,  08/15/04                                   4,200,000        4,431,328
  6.00%,  08/15/09                                   2,000,000        2,359,140
  6.13%,  08/15/07                                   3,100,000        3,585,950
  6.25%,  02/15/07                                   1,200,000        1,380,000
  6.50%,  05/15/05                                   1,000,000        1,096,719
  6.50%,  08/15/05                                   2,400,000        2,659,313

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES (Continued)
-------------------------------------------------------------------------------
  6.50%,  02/15/10                               $   1,800,000  $     2,183,695
  6.75%,  05/15/05                                   4,000,000        4,405,156
  6.88%,  05/15/06                                   1,100,000        1,260,575
  7.00%,  07/15/06                                   1,400,000        1,618,093
  7.88%,  11/15/04                                   1,000,000        1,091,367
-------------------------------------------------------------------------------
                                                                    144,946,403
-------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 32.06%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
  5.00%,  05/01/18                                   5,977,600        6,179,282
  5.50%,  01/01/17                                   1,340,986        1,391,048
  5.50%,  03/01/17                                   6,184,905        6,414,895
  5.50%,  04/01/17                                   1,443,028        1,496,688
  5.50%,  04/01/33                                   2,996,841        3,095,936
  5.50%,  07/01/33/(2)/                             10,000,000       10,315,620
  6.00%,  11/01/16                                     508,807          529,168
  6.00%,  02/01/17                                     569,113          591,887
  6.00%,  04/01/17                                     640,179          665,741
  6.00%,  05/01/17                                     514,774          535,328
  6.00%,  06/01/17                                     705,965          734,154
  6.00%,  09/01/32                                  11,097,801       11,506,645
  6.00%,  11/01/32                                   1,801,820        1,868,199
  6.50%,  01/01/17                                   2,532,194        2,659,670
  6.50%,  06/01/31                                   1,248,145        1,298,839
  6.50%,  09/01/31                                     413,473          430,267
  6.50%,  11/01/31                                     625,800          651,217
  7.00%,  02/01/16                                   1,521,924        1,616,709
  7.00%,  12/01/31                                   2,248,550        2,357,349
  7.00%,  01/01/32                                   2,934,354        3,076,338
  7.00%,  04/01/32                                   1,229,091        1,288,841
  7.50%,  06/01/27                                     848,718          904,183
  7.50%,  01/01/28                                   1,462,105        1,557,656
  7.50%,  10/01/29                                   1,299,246        1,387,264
  8.00%,  12/01/24                                   3,547,962        3,850,787
Federal National Mortgage Association
  4.50%,  07/01/18/(2)/                              4,000,000        4,080,000
  5.00%,  05/01/18                                  11,951,165       12,360,244
  5.00%,  07/01/18/(2)/                              3,000,000        3,098,436
  5.00%,  07/01/33/(2)/                              2,000,000        2,031,876
  5.50%,  06/01/33                                   9,990,424       10,343,601
  5.50%,  07/01/33/(2)/                             11,000,000       11,367,818
  6.00%,  06/01/16                                     431,570          450,444
  6.00%,  07/01/16                                     604,212          630,637
  6.00%,  01/01/17                                     629,514          657,045
  6.00%,  07/01/17                                   6,015,725        6,278,927
  6.00%,  12/01/32                                   9,752,684       10,138,914
  6.00%,  01/01/33                                  10,285,897       10,693,243
  6.50%,  02/01/17                                   1,781,635        1,879,516
  6.50%,  01/01/29                                  12,891,892       13,462,218
  6.50%,  08/01/32                                  13,570,629       14,151,890
  6.50%,  09/01/32                                   2,137,853        2,229,422
  7.00%,  03/01/30                                   2,724,907        2,870,985
  7.00%,  08/01/31                                   1,887,341        1,987,555
  7.00%,  02/01/32                                   2,465,682        2,596,603
  7.50%,  06/01/30                                     265,922          282,534
  7.50%,  07/01/31                                     306,665          325,966
Government National Mortgage Association
  5.50%,  06/15/33                                   4,000,000        4,173,750
  6.00%,  02/15/33                                   6,664,830        6,989,741
  6.50%,  09/15/31                                     362,375          380,527
  6.50%,  03/15/32                                     628,231          659,661
  6.50%,  04/15/32                                     504,262          529,490
  6.50%,  05/15/32                                   7,126,009        7,482,521
  6.50%,  10/15/32                                     810,839          851,405
  7.00%,  09/15/31                                   5,212,654        5,507,998
  7.50%,  12/15/23                                   5,065,709        5,424,670
-------------------------------------------------------------------------------
                                                                    210,321,348
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.10%
-------------------------------------------------------------------------------
Federal Home Loan Bank
  5.38%,  05/15/06                                   3,000,000        3,297,963
  5.95%,  07/28/08                                   3,500,000        4,046,556
  6.09%,  06/02/06                                   1,500,000        1,682,664
  6.75%,  08/15/07                                     700,000          819,964
Federal Home Loan Mortgage Corporation
  2.88%,  09/15/05                                   6,460,000        6,650,828
  3.50%,  09/15/07                                   6,400,000        6,690,694
  4.75%,  10/11/12                                   2,000,000        2,065,050
  5.50%,  07/15/06                                   1,600,000        1,770,619
  5.75%,  03/15/09                                     500,000          574,306
  5.75%,  01/15/12                                   2,200,000        2,531,245
  6.25%,  07/15/32                                   1,720,000        2,023,795
  6.75%,  09/15/29                                      70,000           86,731
  6.88%,  01/15/05                                   3,500,000        3,797,206
  6.88%,  09/15/10                                     200,000          244,626
  7.00%,  07/15/05                                   1,000,000        1,111,321
Federal National Mortgage Association
  0.00%,  06/01/17                                   1,000,000          508,545
  3.00%,  06/15/04                                   3,000,000        3,051,852
  3.50%,  09/15/04                                   3,800,000        3,907,312
  3.88%,  03/15/05                                   6,000,000        6,263,748
  5.25%,  03/22/07                                   2,000,000        2,053,490
  5.25%,  01/15/09                                   1,000,000        1,122,821
  5.50%,  03/15/11                                   3,300,000        3,743,965
  5.88%,  02/02/06                                   1,700,000        1,876,151
  6.00%,  05/15/11                                   1,500,000        1,753,650
  6.25%,  02/01/11                                   1,000,000        1,153,224
  6.38%,  06/15/09                                     394,000          466,615
  6.50%,  08/15/04                                   1,500,000        1,589,228
  6.63%,  10/15/07                                   1,000,000        1,172,241
  6.63%,  11/15/10                                   2,000,000        2,417,804
  7.00%,  07/15/05                                   3,500,000        3,889,130
  7.25%,  01/15/10                                     800,000          992,245

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
-------------------------------------------------------------------------------
Financing Corp.
  8.60%,  09/26/19                               $   1,150,000  $     1,673,726
  9.65%,  11/02/18                                     500,000          781,896
Tennessee Valley Authority
  6.25%,  12/15/17                                   1,600,000        1,912,094
  6.88%,  12/15/43                                   1,000,000        1,056,431
  7.13%,  05/01/30                                     450,000          586,583
-------------------------------------------------------------------------------
                                                                     79,366,319
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $417,266,677)                                                434,634,070
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 24.08%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/(3)/                        114,368,860      114,368,860
Barclays Global Investors Funds
  Prime Money Market Fund,
  Institutional Shares/(3)/                         16,478,851       16,478,851
BlackRock Temp Cash Money Market Fund/(3)/             831,016          831,016
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio/(3)/                 4,321,079        4,321,079
Short Term Investment Co. - Prime
 Money Market Portfolio,
 Institutional Shares/(3)/                           1,830,983        1,830,983
Abbey National Treasury Services
 PLC, Time Deposit
  1.38%,  07/01/03/(3)/                          $   1,098,590        1,098,590
Beta Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(3)/                                915,354          915,354
  1.17%,  08/15/03/(3)/                              1,373,314        1,373,314
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%,  10/30/03/(3)/                                732,393          732,393
CC USA Inc., Floating Rate Note
  1.10%,  04/19/04/(3)/                                805,592          805,592
  1.31%,  05/24/04/(3)/                              1,830,800        1,830,800
Dorada Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(3)/                              1,830,709        1,830,709
Five Finance Inc., Floating Rate Note
  1.15%,  04/15/04/(3)/                                915,492          915,492
HBOS Treasury Services PLC,
 Floating Rate Note
  1.27%,  06/24/04/(3)/                              1,830,983        1,830,983
Holmes Financing PLC, Floating Rate Bond
  1.14%,  04/15/04/(3)/                                366,197          366,197

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------
K2 USA LLC, Floating Rate Note
  1.15%,  05/17/04/(3)/                                915,446          915,446
  1.22%,  04/13/04/(3)/                                915,446          915,446
Links Finance LLC, Floating Rate Note
  0.98%,  06/28/04/(3)/                                915,309          915,309
  1.08%,  03/29/04/(3)/                                915,492          915,492
  1.29%,  05/04/04/(3)/                                915,446          915,446
Sigma Finance Inc., Floating Rate Note
  1.13%,  10/15/03/(3)/                              1,830,892        1,830,892
White Pine Finance LLC, Floating Rate Note
  1.07%,  04/20/04/(3)/                                915,492          915,492
  1.14%,  05/17/04/(3)/                              1,098,590        1,098,590
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $157,952,326)                                                157,952,326
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.20%
-------------------------------------------------------------------------------
Bank of America NA Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with an effective yield
 of 1.30%./(3)/                                        915,492          915,492
Merrill Lynch Government Securities
 Inc. Repurchase Agreement, dated
 06/30/03, due 07/01/03, with an
 effective yield of 1.38%./(3)/                        366,197          366,197
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
 (Cost: $1,281,689)                                                   1,281,689
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 121.76%
 (Cost $763,362,029)                                                798,650,868
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (21.76%)                          (142,712,380)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $   655,938,488
===============================================================================

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/   TBA.
/(3)/ All or a portion of this security represents investments of securities lending collateral.
/(4)/   Investments are denominated in U.S. Dollars.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                           FACE AMOUNT            VALUE
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 13.18%
-------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  1.05%,  07/28/03                               $  50,000,000  $    50,000,000
  1.24%,  05/17/04                                  20,000,000       19,997,981
  1.25%,  07/15/03                                  50,000,000       50,000,000
Chase Manhattan Bank USA
  1.27%,  07/23/03                                  25,000,000       25,000,000
Citibank NA
  1.03%,  09/29/03                                  25,000,000       25,000,000
  1.22%,  09/04/03                                  25,000,000       25,000,000
  1.26%,  07/23/03                                  75,000,000       75,000,000
Deutsche Bank AG
  1.30%,  07/08/03                                  25,000,000       25,000,000
Societe Generale NA Inc.
  1.25%,  07/15/03                                  25,000,000       25,000,000
Svenska Handelsbanken Inc.
  1.26%,  04/07/04                                  50,000,000       49,996,146
  1.27%,  03/19/04                                  25,000,000       24,997,306
  1.29%,  07/17/03                                  50,000,000       50,000,000
Toronto-Dominion Bank
  1.25%,  03/17/04                                  25,000,000       24,997,326
  1.51%,  11/12/03                                  30,000,000       30,001,651
UBS AG
  1.24%,  03/17/04                                  50,000,000       49,994,651
US Bank NA
  1.30%,  07/09/03                                  25,000,000       25,000,000
-------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $574,985,061)                                                574,985,061
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 38.61%
-------------------------------------------------------------------------------
Amstel Funding Corp.
  1.04%,  09/23/03                                  50,000,000       49,878,667
  1.25%,  08/12/03                                  15,000,000       14,978,125
  1.32%,  07/21/03                                  20,000,000       19,985,333
  1.34%,  07/08/03                                  15,000,000       14,996,091
Bank of America Corp.
  1.23%,  07/10/03                                  25,000,000       24,992,313
Banque Generale du Luxembourg
  1.27%,  07/09/03                                   9,067,000        9,064,441
  1.30%,  07/14/03                                  23,000,000       22,989,203
  1.32%,  07/09/03                                  10,000,000        9,997,078
Beta Finance Inc.
  1.30%,  07/15/03                                  14,000,000       13,992,923
Dorada Finance Inc.
  1.30%,  07/17/03                                  15,000,000       14,991,334
Edison Asset Securitization Corp.
  1.24%,  08/07/03                                  25,000,000       24,968,139
Eureka Securitization Inc.
  1.23%,  08/05/03                                  40,000,000       39,952,167
Falcon Asset Securitization Corp.
  1.05%,  07/23/03                                  25,000,000       24,983,958
  1.25%,  08/08/03                                  19,508,000       19,482,260
Florens Container Inc.
  1.27%,  07/22/03                                  35,000,000       34,974,071
GE Financial Assurance Holdings
  1.00%,  08/01/03                                  25,000,000       24,978,472
Greenwich Funding Corp.
  1.25%,  07/10/03                                  15,000,000       14,995,312
Intrepid Funding Corp.
  1.24%,  07/15/03                                  20,029,000       20,019,342
Jupiter Securities Corp.
  1.26%,  07/14/03                                  25,000,000       24,988,625
K2 USA LLC
  1.00%,  08/08/03                                  10,000,000        9,989,444
  1.25%,  07/09/03                                  15,000,000       14,995,833
  1.33%,  07/03/03                                  15,000,000       14,998,892
Kitty Hawk Funding Corp.
  1.00%,  07/21/03                                  65,397,000       65,360,668
  1.04%,  09/12/03                                  37,113,000       37,034,733
  1.06%,  08/15/03                                  25,000,000       24,966,875
Liberty Street Funding Corp.
  1.07%,  07/17/03                                  24,000,000       23,988,587
Loch Ness LLC
  1.19%,  07/10/03                                  16,331,000       16,326,141
  1.20%,  07/10/03                                  41,823,000       41,810,453
  1.27%,  07/15/03                                  34,669,000       34,651,878
Moat Funding LLC
  1.04%,  09/26/03                                  22,995,000       22,937,206
  1.15%,  07/02/03                                  50,000,000       49,998,403
  1.24%,  07/16/03                                  25,000,000       24,987,083
  1.24%,  08/19/03                                  25,000,000       24,957,805
  1.26%,  07/18/03                                  50,000,000       49,970,250
Park Avenue Receivables Corp.
  1.20%,  07/09/03                                  15,058,000       15,053,984
  1.25%,  07/08/03                                  51,063,000       51,050,589
Quincy Capital Corp.
  1.01%,  07/24/03                                  25,000,000       24,983,868
  1.02%,  07/21/03                                  61,201,000       61,166,319
Scaldis Capital LLC
  1.26%,  07/15/03                                  20,000,000       19,990,200
  1.26%,  10/17/03                                  17,762,000       17,694,860
  1.28%,  07/29/03/(1)/                             30,190,000       30,160,062
Sigma Finance Inc.
  1.05%,  09/03/03                                  25,000,000       24,953,333
  1.23%,  09/05/03                                  25,000,000       24,943,625
  1.27%,  08/26/03                                  50,000,000       49,901,222
Societe Generale NA Inc.
  1.25%,  07/17/03                                  25,000,000       24,986,056
Special Purpose Accounts Receivable Corp.
  1.02%,  09/12/03                                  29,550,000       29,488,881
  1.18%,  07/08/03                                  50,000,000       49,988,576
  1.20%,  07/08/03                                  19,500,000       19,495,450
Svenska Handelsbanken Inc.
  1.00%,  07/07/03                                  34,900,000       34,894,183
Thames Asset Global Securitization Inc.
  1.00%,  07/15/03                                  12,293,000       12,288,219
  1.02%,  08/14/03                                  22,278,000       22,250,227
  1.05%,  09/12/03                                  17,646,000       17,608,429
  1.18%,  07/10/03                                  16,777,000       16,772,051
  1.19%,  07/10/03                                  16,777,000       16,772,009
  1.20%,  07/10/03                                  17,285,000       17,279,815

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                           FACE AMOUNT            VALUE
-------------------------------------------------------------------------------
  1.23%,  09/02/03                                  15,577,000       15,543,470
Toronto-Dominion Holding (USA) Inc.
  0.93%,  09/11/03                               $  50,000,000  $    49,907,000
UBS Finance (Delaware) Inc.
  0.99%,  07/21/03                                  50,000,000       49,972,500
  1.03%,  07/11/03                                  30,000,000       29,991,417
  1.05%,  07/07/03                                  50,000,000       49,991,250
Windmill Funding Corp.
  1.05%,  08/21/03                                  25,000,000       24,962,813
-------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $1,684,272,513)                                            1,684,272,513
-------------------------------------------------------------------------------

MEDIUM TERM NOTES - 6.03%
-------------------------------------------------------------------------------
Associates Corp. NA
  6.20%,  01/26/04                                   7,000,000        7,193,012
Beta Finance Inc.
  1.50%,  11/12/03/(1)/                             20,000,000       20,000,000
Citigroup Inc.
  5.70%,  02/06/04                                  30,000,000       30,774,537
Dorada Finance Inc.
  1.64%,  11/26/03/(1)/                             20,000,000       20,000,000
General Electric Capital Corp.
  5.38%,  04/23/04                                  19,250,000       19,926,049
  6.27%,  07/23/03                                  25,000,000       25,074,659
  6.75%,  09/11/03                                   5,026,000        5,079,337
Goldman Sachs Group Inc.
  1.25%,  08/28/03                                  25,000,000       25,000,000
  6.65%,  08/01/03/(1)/                              9,690,000        9,733,393
K2 USA LLC
  1.63%,  12/08/03/(1)/                             15,000,000       15,000,000
  1.64%,  11/26/03/(1)/                             15,000,000       15,000,000
Links Finance LLC
  1.47%,  11/18/03/(1)/                             10,000,000       10,000,000
  1.65%,  12/03/03/(1)/                             10,000,000       10,000,000
Merrill Lynch & Co. Inc.
  5.35%,  06/15/04                                  17,914,000       18,641,690
Morgan Stanley
  5.63%,  01/20/04                                   9,900,000       10,128,673
  6.13%,  10/01/03                                   7,000,000        7,081,719
Regions Auto Receivables Trust
  1.19%,  03/15/04                                  14,592,731       14,592,731
-------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $263,225,800)                                                263,225,800
-------------------------------------------------------------------------------

TIME DEPOSITS - 4.58%
-------------------------------------------------------------------------------
American Express Centurion Bank
  0.98%,  07/24/03                                  75,000,000       75,000,000
DEPFA BANK PLC
  1.24%,  08/11/03                                  20,000,000       20,000,000
ING Bank NV
  1.25%,  07/14/03                                  30,000,000       30,000,000
Societe Generale NA Inc.
  1.41%,  07/01/03                                  75,000,000       75,000,000
-------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $200,000,000)                                                200,000,000
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.78%
-------------------------------------------------------------------------------
Federal National Mortgage
  Association
  4.00%,  08/15/03                                  33,876,000       33,984,767
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $33,984,767)                                                  33,984,767
-------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 34.35%
-------------------------------------------------------------------------------
American Express Centurion Bank
  1.23%,  03/12/04                                  50,000,000       50,000,000
Associates Corp. NA
  1.22%,  06/15/04                                  15,000,000       14,996,791
Bank of America Corp.
  1.35%,  07/07/03                                  15,000,000       15,000,204
Beta Finance Inc.
  1.01%,  09/25/03/(1)/                             50,000,000       49,999,411
  1.09%,  01/23/04/(1)/                             20,000,000       20,000,000
  1.23%,  09/15/03/(1)/                             25,000,000       25,003,104
Chase Manhattan Bank USA
  1.07%,  06/30/04                                  20,000,000       20,000,000
Citigroup Global Markets Holdings
  Inc.
  1.21%,  06/17/04                                   8,000,000        8,013,624
Credit Suisse First Boston
  1.26%,  09/04/03                                  50,000,000       50,000,000
Deutsche Bank AG London
  1.34%,  09/02/03                                  10,000,000       10,001,635
Dorada Finance Inc.
  1.06%,  05/14/04/(1)/                             30,000,000       29,998,697
  1.06%,  06/30/04/(1)/                             25,000,000       24,992,500
  1.08%,  09/15/03/(1)/                             25,000,000       25,000,000
  1.09%,  01/27/04/(1)/                             25,000,000       25,000,000
  1.14%,  03/15/04/(1)/                             20,000,000       19,998,582
First USA Bank
  1.50%,  07/21/04                                  25,000,000       25,059,527
Fleet National Bank
  1.50%,  07/31/03                                  10,000,000       10,001,267
General Electric Capital Corp.
  1.09%,  03/25/04/(1)/                             43,500,000       43,536,294
  1.11%,  01/28/04                                  25,000,000       25,006,732
  1.43%,  04/22/04                                  38,000,000       38,041,434
Goldman Sachs Group Inc.
  1.23%,  01/22/04                                  45,000,000       45,048,005
  1.30%,  12/05/03                                  25,000,000       25,000,000
  1.34%,  10/02/03/(1)/                             25,000,000       25,000,000
  1.54%,  08/18/03                                  26,000,000       26,010,052
  1.94%,  02/11/04                                  20,000,000       20,079,712

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                           FACE AMOUNT            VALUE
-------------------------------------------------------------------------------
Granite Mortgages PLC
  1.09%,  01/20/04                               $  65,625,000  $    65,624,826
HBOS Treasury Services PLC
  1.27%,  06/24/04/(1)/                             50,000,000       50,000,000
Holmes Financing PLC
  1.14%,  04/15/04                                  50,000,000       50,000,000
K2 USA LLC
  1.01%,  11/26/03/(1)/                             25,000,000       25,000,000
  1.07%,  08/15/03/(1)/                             20,000,000       20,000,000
  1.08%,  03/15/04/(1)/                             15,000,000       15,000,000
  1.10%,  02/06/04/(1)/                             20,000,000       20,000,000
Links Finance LLC
  1.06%,  05/24/04/(1)/                             20,000,000       19,998,000
  1.06%,  06/21/04/(1)/                             25,000,000       24,997,575
  1.07%,  03/18/04/(1)/                             40,000,000       40,000,000
  1.09%,  09/30/03/(1)/                             25,000,000       25,000,000
  1.26%,  03/08/04/(1)/                             25,000,000       25,000,000
Merrill Lynch & Co. Inc.
  1.37%,  08/13/03                                  13,525,000       13,527,054
  1.46%,  01/14/04                                  17,000,000       17,019,714
Metropolitan Life Insurance Co.
  Funding Agreement
  1.41%,  07/18/03/(1)/                             25,000,000       25,000,000
Morgan Stanley
  1.16%,  09/19/03                                  75,000,000       75,017,923
  1.54%,  08/07/03                                  33,650,000       33,659,516
National City Bank
  1.31%,  11/14/03                                  25,000,000       25,005,747
  1.41%,  07/22/03                                  10,000,000       10,000,649
Nationwide Building Society
  1.36%,  07/23/03                                  25,000,000       25,000,942
Permanent Financing PLC
  1.29%,  03/10/04                                  78,000,000       78,000,000
Sigma Finance Inc.
  0.97%,  06/28/04/(1)/                             25,000,000       24,992,500
  1.23%,  06/15/04/(1)/                             25,000,000       24,996,250
Travelers Insurance Co.
  1.38%,  02/05/04/(1)/                             50,000,000       50,000,000
Winston Funding Ltd.
  1.32%,  04/23/04/(1)/                             45,000,000       45,000,000
-------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,498,628,267)                                            1,498,628,267
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.31%
-------------------------------------------------------------------------------
Goldman Sachs Tri-Party
 Repurchase Agreement, dated
 06/30/03, due 07/01/03, with a
 maturity value of $25,978,873
 and an effective yield of 1.21%.                   25,978,000       25,978,000
Lehman Brothers Tri-Party
 Repurchase Agreement, dated
 06/30/03, due 07/01/03, with a
 maturity value of $50,001,875
 and an effective yield of 1.35%.                   50,000,000       50,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with a maturity value
 of $25,000,833 and an effective
 yield of 1.20%.                                    25,000,000       25,000,000
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $100,978,000)                                                100,978,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 99.84%
(Cost $4,356,074,408)                                             4,356,074,408
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.16%                                6,710,214
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $ 4,362,784,622
===============================================================================

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 96.41%

ADVERTISING - 0.20%
-------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                    119,121  $     1,593,839
Omnicom Group Inc.                                      57,658        4,134,079
-------------------------------------------------------------------------------
                                                                      5,727,918
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 1.44%
-------------------------------------------------------------------------------
Boeing Co. (The)                                       257,180        8,826,418
General Dynamics Corp.                                  60,415        4,380,087
Goodrich (B.F.) Co.                                     35,903          753,963
Lockheed Martin Corp.                                  137,751        6,552,815
Northrop Grumman Corp.                                  55,943        4,827,321
Raytheon Co.                                           125,564        4,123,522
Rockwell Collins Inc.                                   54,585        1,344,429
United Technologies Corp.                              143,177       10,141,227
-------------------------------------------------------------------------------
                                                                     40,949,782
-------------------------------------------------------------------------------

AIRLINES - 0.16%
-------------------------------------------------------------------------------
Delta Air Lines Inc.                                    37,668          552,966
Southwest Airlines Co.                                 238,215        4,097,298
-------------------------------------------------------------------------------
                                                                      4,650,264
-------------------------------------------------------------------------------

APPAREL - 0.29%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                           39,228        1,147,811
Liz Claiborne Inc.                                      32,812        1,156,623
Nike Inc. Class B                                       80,805        4,322,259
Reebok International Ltd./(1)/                          18,116          609,241
VF Corp.                                                33,123        1,125,188
-------------------------------------------------------------------------------
                                                                      8,361,122
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.54%
-------------------------------------------------------------------------------
Ford Motor Company                                     560,186        6,156,444
General Motors Corp.                                   171,480        6,173,280
Navistar International Corp./(1)/                       20,842          680,074
PACCAR Inc.                                             35,546        2,401,488
-------------------------------------------------------------------------------
                                                                     15,411,286
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.10%
-------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                22,440          394,720
Dana Corp.                                              45,369          524,466
Delphi Corp.                                           171,277        1,478,121
Goodyear Tire & Rubber Co. (The)                        53,469          280,712
Visteon Corp.                                           39,824          273,591
-------------------------------------------------------------------------------
                                                                      2,951,610
-------------------------------------------------------------------------------

BANKS - 7.23%
-------------------------------------------------------------------------------
AmSouth Bancorp                                        107,533        2,348,521
Bank of America Corp.                                  458,317       36,220,793
Bank of New York Co. Inc. (The)                        235,841        6,780,429
Bank One Corp.                                         349,545       12,996,083
BB&T Corp.                                             144,145        4,944,173
Charter One Financial Inc.                              68,798        2,145,122
Comerica Inc.                                           53,563        2,490,679
Fifth Third Bancorp                                    175,722       10,075,899
First Tennessee National Corp.                          38,613        1,695,497
FleetBoston Financial Corp.                            321,648        9,556,162
Golden West Financial Corp.                             46,728        3,738,707
Huntington Bancshares Inc.                              70,082        1,368,001
KeyCorp                                                129,451        3,271,227
Marshall & Ilsley Corp.                                 69,309        2,119,469
Mellon Financial Corp.                                 131,958        3,661,834
National City Corp.                                    187,092        6,119,779
North Fork Bancorp Inc.                                 48,011        1,635,255
Northern Trust Corp.                                    67,500        2,820,825
PNC Financial Services Group                            86,580        4,225,970
Regions Financial Corp.                                 67,915        2,294,169
SouthTrust Corp.                                       104,179        2,833,669
State Street Corp.                                     101,659        4,005,365
SunTrust Banks Inc.                                     85,733        5,087,396
Synovus Financial Corp.                                 92,832        1,995,888
U.S. Bancorp                                           587,241       14,387,404
Union Planters Corp.                                    60,698        1,883,459
Wachovia Corp.                                         411,585       16,446,937
Washington Mutual Inc.                                 284,721       11,758,977
Wells Fargo & Company                                  512,506       25,830,302
Zions Bancorporation                                    27,629        1,398,304
-------------------------------------------------------------------------------
                                                                    206,136,295
-------------------------------------------------------------------------------

BEVERAGES - 2.72%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                          255,299       13,033,014
Brown-Forman Corp. Class B                              18,421        1,448,259
Coca-Cola Co. (The)                                    753,625       34,975,736
Coca-Cola Enterprises Inc.                             138,255        2,509,328
Coors (Adolf) Company Class B                           11,097          543,531
Pepsi Bottling Group Inc.                               84,011        1,681,900
PepsiCo Inc.                                           525,669       23,392,270
-------------------------------------------------------------------------------
                                                                     77,584,038
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 1.14%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                        385,356       25,603,053
Biogen Inc./(1)/                                        45,379        1,724,402
Chiron Corp./(1)/                                       57,091        2,496,019
Genzyme Corp. - General Division/(1)/                   65,990        2,758,382
-------------------------------------------------------------------------------
                                                                     32,581,856
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.22%
-------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                   22,008        1,627,051
Masco Corp.                                            145,917        3,480,120
Vulcan Materials Co.                                    31,075        1,151,950
-------------------------------------------------------------------------------
                                                                      6,259,121
-------------------------------------------------------------------------------

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

CHEMICALS - 1.37%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                           69,498  $     2,891,117
Ashland Inc.                                            20,843          639,463
Dow Chemical Co. (The)                                 280,049        8,670,317
Du Pont (E.I.) de Nemours and Co.                      304,667       12,686,334
Eastman Chemical Co.                                    23,638          748,615
Engelhard Corp.                                         38,636          957,014
Great Lakes Chemical Corp.                              15,312          312,365
Hercules Inc./(1)/                                      33,515          331,798
Monsanto Co.                                            79,924        1,729,555
PPG Industries Inc.                                     51,899        2,633,355
Praxair Inc.                                            49,683        2,985,948
Rohm & Haas Co.                                         67,889        2,106,596
Sherwin-Williams Co. (The)                              45,019        1,210,111
Sigma-Aldrich Corp.                                     21,732        1,177,440
-------------------------------------------------------------------------------
                                                                     39,080,028
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.06%
-------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                          53,585        3,309,410
Block (H & R) Inc.                                      54,768        2,368,716
Cendant Corp./(1)/                                     311,741        5,711,095
Concord EFS Inc./(1)/                                  149,041        2,193,884
Convergys Corp./(1)/                                    45,418          726,688
Deluxe Corp.                                            16,972          760,346
Donnelley (R.R.) & Sons Co.                             34,616          904,862
Ecolab Inc.                                             80,351        2,056,986
Equifax Inc.                                            43,238        1,124,188
McKesson Corp.                                          88,651        3,168,387
Monster Worldwide Inc./(1)/                             34,149          673,760
Moody's Corp.                                           45,420        2,394,088
Paychex Inc.                                           115,121        3,374,197
Quintiles Transnational Corp./(1)/                      36,106          512,344
Robert Half International Inc./(1)/                     52,196          988,592
-------------------------------------------------------------------------------
                                                                     30,267,543
-------------------------------------------------------------------------------

COMPUTERS - 5.48%
-------------------------------------------------------------------------------
Apple Computer Inc./(1)/                               111,789        2,137,406
Cisco Systems Inc./(1)/                              2,147,336       35,839,038
Computer Sciences Corp./(1)/                            57,249        2,182,332
Dell Computer Corp./(1)/                               785,781       25,113,561
Electronic Data Systems Corp.                          146,300        3,138,135
EMC Corp./(1)/                                         669,325        7,007,833
Gateway Inc./(1)/                                       98,834          360,744
Hewlett-Packard Co.                                    933,764       19,889,173
International Business Machines Corp.                  528,619       43,611,067
Lexmark International Inc./(1)/                         38,989        2,759,252
NCR Corp./(1)/                                          29,289          750,384
Network Appliance Inc./(1)/                            103,803        1,682,647
Sun Microsystems Inc./(1)/                             987,804        4,543,898
SunGard Data Systems Inc./(1)/                          86,960        2,253,134
Unisys Corp./(1)/                                      100,177        1,230,174
Veritas Software Corp./(1)/                            126,855        3,636,933
-------------------------------------------------------------------------------
                                                                    156,135,711
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 2.43%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                              17,924          915,916
Avon Products Inc.                                      71,882        4,471,060
Colgate-Palmolive Co.                                  164,578        9,537,295
Gillette Co. (The)                                     312,483        9,955,708
International Flavors & Fragrances Inc.                 28,796          919,456
Kimberly-Clark Corp.                                   155,683        8,117,312
Procter & Gamble Co.                                   396,066       35,321,166
-------------------------------------------------------------------------------
                                                                     69,237,913
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.28%
-------------------------------------------------------------------------------
Costco Wholesale Corp./(1)/                            139,512        5,106,139
Genuine Parts Co.                                       53,156        1,701,524
Grainger (W.W.) Inc.                                    28,008        1,309,654
-------------------------------------------------------------------------------
                                                                      8,117,317
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 9.05%
-------------------------------------------------------------------------------
American Express Co.                                   396,832       16,591,546
American International Group Inc.                      797,946       44,030,660
Bear Stearns Companies Inc. (The)                       30,292        2,193,747
Capital One Financial Corp.                             69,252        3,405,813
Citigroup Inc.                                       1,574,871       67,404,479
Countrywide Financial Corp.                             39,943        2,778,835
Fannie Mae                                             299,788       20,217,703
Federated Investors Inc. Class B                        33,460          917,473
Franklin Resources Inc.                                 77,612        3,032,301
Freddie Mac                                            210,337       10,678,809
Goldman Sachs Group Inc. (The)                         143,688       12,033,870
Janus Capital Group Inc.                                73,136        1,199,430
JP Morgan Chase & Co.                                  621,367       21,238,324
Lehman Brothers Holdings Inc.                           74,189        4,932,085
MBNA Corp.                                             390,814        8,144,564
Merrill Lynch & Co. Inc.                               284,582       13,284,288
Morgan Stanley                                         332,601       14,218,693
Providian Financial Corp./(1)/                          88,549          819,964
Schwab (Charles) Corp. (The)                           413,017        4,167,342
SLM Corp.                                              138,411        5,421,559
T. Rowe Price Group Inc.                                37,403        1,411,963
-------------------------------------------------------------------------------
                                                                    258,123,448
-------------------------------------------------------------------------------

ELECTRIC - 2.58%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                   187,264        1,189,126
Allegheny Energy Inc.                                   38,333          323,914
Ameren Corp.                                            49,296        2,173,954
American Electric Power Co. Inc.                       120,800        3,603,464
Calpine Corp./(1)/                                     116,439          768,497
CenterPoint Energy Inc.                                 93,327          760,615
Cinergy Corp.                                           53,840        1,980,774
CMS Energy Corp.                                        43,904          355,622
Consolidated Edison Inc.                                68,279        2,955,115
Constellation Energy Group Inc.                         50,546        1,733,728
Dominion Resources Inc.                                 95,064        6,109,763
DTE Energy Co.                                          51,359        1,984,512

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ELECTRIC (Continued)
-------------------------------------------------------------------------------
Duke Energy Corp.                                      275,625  $     5,498,719
Edison International/(1)/                               99,603        1,636,477
Entergy Corp.                                           69,052        3,644,565
Exelon Corp.                                            99,172        5,931,477
FirstEnergy Corp.                                       91,023        3,499,834
FPL Group Inc.                                          56,055        3,747,277
Mirant Corp./(1)/                                      123,218          357,332
NiSource Inc.                                           80,268        1,525,092
PG&E Corp./(1)/                                        125,120        2,646,288
Pinnacle West Capital Corp.                             27,887        1,044,368
PPL Corp.                                               51,541        2,216,263
Progress Energy Inc.                                    73,642        3,232,884
Public Service Enterprise Group Inc.                    69,077        2,918,503
Southern Company                                       220,759        6,878,850
TECO Energy Inc.                                        53,912          646,405
TXU Corp.                                               98,535        2,212,111
Xcel Energy Inc.                                       121,901        1,833,391
-------------------------------------------------------------------------------
                                                                     73,408,920
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.09%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                    60,049          936,164
Molex Inc.                                              58,568        1,580,750
Power-One Inc./(1)/                                     25,176          180,008
-------------------------------------------------------------------------------
                                                                      2,696,922
-------------------------------------------------------------------------------

ELECTRONICS - 0.57%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                         144,124        2,817,624
Applera Corp. - Applied Biosystems Group                64,061        1,219,081
Jabil Circuit Inc./(1)/                                 60,719        1,341,890
Johnson Controls Inc.                                   27,264        2,333,798
Millipore Corp./(1)/                                    14,806          656,942
Parker Hannifin Corp.                                   36,113        1,516,385
PerkinElmer Inc.                                        38,499          531,671
Sanmina-SCI Corp./(1)/                                 155,853          983,432
Solectron Corp./(1)/                                   253,584          948,404
Symbol Technologies Inc.                                70,457          916,646
Tektronix Inc./(1)/                                     26,077          563,263
Thermo Electron Corp./(1)/                              49,610        1,042,802
Thomas & Betts Corp./(1)/                               17,814          257,412
Waters Corp./(1)/                                       38,107        1,110,057
-------------------------------------------------------------------------------
                                                                     16,239,407
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.03%
-------------------------------------------------------------------------------
Fluor Corp.                                             24,906          837,838
-------------------------------------------------------------------------------
                                                                        837,838
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.09%
-------------------------------------------------------------------------------
International Game Technology Inc./(1)/                 26,117        2,672,553
-------------------------------------------------------------------------------
                                                                      2,672,553
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.18%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                       64,160          644,808
Waste Management Inc.                                  181,029        4,360,989
-------------------------------------------------------------------------------
                                                                      5,005,797
-------------------------------------------------------------------------------

FOOD - 1.79%
-------------------------------------------------------------------------------
Albertson's Inc.                                       112,357        2,157,254
Archer-Daniels-Midland Co.                             197,291        2,539,135
Campbell Soup Co.                                      125,543        3,075,803
ConAgra Foods Inc.                                     164,242        3,876,111
General Mills Inc.                                     113,034        5,358,942
Heinz (H.J.) Co.                                       107,469        3,544,328
Hershey Foods Corp.                                     40,168        2,798,103
Kellogg Co.                                            124,449        4,277,312
Kroger Co./(1)/                                        230,989        3,852,897
McCormick & Co. Inc.                                    42,682        1,160,950
Safeway Inc./(1)/                                      134,977        2,761,629
Sara Lee Corp.                                         237,891        4,474,730
SUPERVALU Inc.                                          40,877          871,498
Sysco Corp.                                            198,828        5,972,793
Winn-Dixie Stores Inc.                                  42,992          529,232
Wrigley (William Jr.) Co.                               68,831        3,870,367
-------------------------------------------------------------------------------
                                                                     51,121,084
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.52%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                     17,787          425,109
Georgia-Pacific Corp.                                   76,521        1,450,073
International Paper Co.                                146,487        5,233,980
Louisiana-Pacific Corp./(1)/                            31,891          345,698
MeadWestvaco Corp.                                      61,258        1,513,073
Plum Creek Timber Co. Inc.                              56,078        1,455,224
Temple-Inland Inc.                                      16,508          708,358
Weyerhaeuser Co.                                        66,984        3,617,136
-------------------------------------------------------------------------------
                                                                     14,748,651
-------------------------------------------------------------------------------

GAS - 0.16%
-------------------------------------------------------------------------------
KeySpan Corp.                                           48,096        1,705,003
Nicor Inc.                                              13,438          498,684
Peoples Energy Corp.                                    11,003          471,919
Sempra Energy                                           63,423        1,809,458
-------------------------------------------------------------------------------
                                                                      4,485,064
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.31%
-------------------------------------------------------------------------------
Black & Decker Corp.                                    23,805        1,034,327
Emerson Electric Co.                                   128,757        6,579,483
Snap-On Inc.                                            17,766          515,747

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS (Continued)
-------------------------------------------------------------------------------
Stanley Works (The)                                     26,225  $       723,810
-------------------------------------------------------------------------------
                                                                      8,853,367
-------------------------------------------------------------------------------

HEALTH CARE - 4.53%
-------------------------------------------------------------------------------
Aetna Inc.                                              46,440        2,795,688
Anthem Inc./(1)/                                        42,332        3,265,914
Bard (C.R.) Inc.                                        15,906        1,134,257
Bausch & Lomb Inc.                                      16,251          609,412
Baxter International Inc.                              182,747        4,751,422
Becton, Dickinson & Co.                                 77,894        3,026,182
Biomet Inc.                                             79,022        2,264,771
Boston Scientific Corp./(1)/                           125,461        7,665,667
Guidant Corp.                                           94,594        4,199,028
HCA Inc.                                               156,593        5,017,240
Health Management Associates Inc. Class A               72,958        1,346,075
Humana Inc./(1)/                                        49,345          745,109
Johnson & Johnson                                      908,205       46,954,199
Manor Care Inc./(1)/                                    27,645          691,401
Medtronic Inc.                                         373,056       17,895,496
Quest Diagnostics Inc./(1)/                             32,206        2,054,743
St. Jude Medical Inc./(1)/                              55,027        3,164,053
Stryker Corp.                                           60,719        4,212,077
Tenet Healthcare Corp./(1)/                            142,922        1,665,041
UnitedHealth Group Inc.                                181,342        9,112,436
WellPoint Health Networks Inc./(1)/                     44,539        3,754,638
Zimmer Holdings Inc./(1)/                               60,076        2,706,424
-------------------------------------------------------------------------------
                                                                    129,031,273
-------------------------------------------------------------------------------

HOME BUILDERS - 0.12%
-------------------------------------------------------------------------------
Centex Corp.                                            19,030        1,480,344
KB Home                                                 14,533          900,755
Pulte Homes Inc.                                        18,720        1,154,275
-------------------------------------------------------------------------------
                                                                      3,535,374
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.11%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                    59,145        1,212,473
Maytag Corp.                                            23,920          584,126
Whirlpool Corp.                                         20,968        1,335,662
-------------------------------------------------------------------------------
                                                                      3,132,261
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.35%
-------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                   20,099          394,744
Avery Dennison Corp.                                    33,775        1,695,505
Clorox Co.                                              66,370        2,830,681
Fortune Brands Inc.                                     44,509        2,323,370
Newell Rubbermaid Inc.                                  83,845        2,347,660
Tupperware Corp.                                        17,778          255,292
-------------------------------------------------------------------------------
                                                                      9,847,252
-------------------------------------------------------------------------------

INSURANCE - 3.07%
-------------------------------------------------------------------------------
ACE Ltd.                                                80,946        2,775,638
AFLAC Inc.                                             157,141        4,832,086
Allstate Corp. (The)                                   215,318        7,676,087
Ambac Financial Group Inc.                              32,492        2,152,595
AON Corp.                                               95,459        2,298,653
Chubb Corp.                                             56,611        3,396,660
CIGNA Corp.                                             42,866        2,012,130
Cincinnati Financial Corp.                              49,146        1,822,825
Hancock (John) Financial Services Inc.                  88,371        2,715,641
Hartford Financial Services Group Inc.                  85,583        4,309,960
Jefferson-Pilot Corp.                                   43,539        1,805,127
Lincoln National Corp.                                  54,268        1,933,569
Loews Corp.                                             56,690        2,680,870
Marsh & McLennan Companies Inc.                        163,846        8,367,615
MBIA Inc.                                               44,067        2,148,266
MetLife Inc.                                           232,514        6,584,796
MGIC Investment Corp.                                   30,249        1,410,813
Principal Financial Group Inc.                         100,096        3,228,096
Progressive Corp. (The)                                 66,572        4,866,413
Prudential Financial Inc.                              168,246        5,661,478
SAFECO Corp.                                            42,303        1,492,450
St. Paul Companies Inc.                                 69,592        2,540,804
Torchmark Corp.                                         35,586        1,325,579
Travelers Property Casualty Corp. Class B              307,822        4,854,353
UNUMProvident Corp.                                     87,937        1,179,235
XL Capital Ltd. Class A                                 41,775        3,467,325
-------------------------------------------------------------------------------
                                                                     87,539,064
-------------------------------------------------------------------------------

IRON / STEEL - 0.06%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                             24,504          161,726
Nucor Corp.                                             23,929        1,168,932
United States Steel Corp.                               31,489          515,475
-------------------------------------------------------------------------------
                                                                      1,846,133
-------------------------------------------------------------------------------

LEISURE TIME - 0.41%
-------------------------------------------------------------------------------
Brunswick Corp.                                         27,575          689,927
Carnival Corp.                                         192,264        6,250,503
Harley-Davidson Inc.                                    92,485        3,686,452
Sabre Holdings Corp.                                    43,788        1,079,374
-------------------------------------------------------------------------------
                                                                     11,706,256
-------------------------------------------------------------------------------

LODGING - 0.26%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                        33,620        1,352,869
Hilton Hotels Corp.                                    115,183        1,473,191
Marriott International Inc. Class A                     71,007        2,728,089
Starwood Hotels & Resorts Worldwide Inc.                61,339        1,753,682
-------------------------------------------------------------------------------
                                                                      7,307,831
-------------------------------------------------------------------------------

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MACHINERY - 0.54%
-------------------------------------------------------------------------------
Caterpillar Inc.                                       105,356  $     5,864,115
Cummins Inc.                                            12,668          454,655
Deere & Co.                                             73,208        3,345,606
Dover Corp.                                             61,922        1,855,183
Ingersoll-Rand Co. Class A                              51,795        2,450,939
McDermott International Inc./(1)/                       19,820          125,461
Rockwell Automation Inc.                                56,807        1,354,279
-------------------------------------------------------------------------------
                                                                     15,450,238
-------------------------------------------------------------------------------

MANUFACTURERS - 4.95%
-------------------------------------------------------------------------------
Cooper Industries Ltd.                                  28,539        1,178,661
Crane Co.                                               18,084          409,241
Danaher Corp.                                           46,736        3,180,385
Eastman Kodak Co.                                       87,741        2,399,716
Eaton Corp.                                             22,808        1,792,937
General Electric Co.                                 3,057,452       87,687,723
Honeywell International Inc.                           262,411        7,045,735
Illinois Tool Works Inc.                                94,073        6,194,707
ITT Industries Inc.                                     28,090        1,838,771
Pall Corp.                                              37,664          847,440
Textron Inc.                                            41,402        1,615,506
3M Co.                                                 119,556       15,420,334
Tyco International Ltd.                                610,833       11,593,610
-------------------------------------------------------------------------------
                                                                    141,204,766
-------------------------------------------------------------------------------

MEDIA - 3.82%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                            1,375,695       22,134,933
Clear Channel Communications Inc./(1)/                 187,851        7,963,004
Comcast Corp. Class A/(1)/                             688,068       20,765,892
Dow Jones & Co. Inc.                                    24,955        1,073,814
Gannett Co. Inc.                                        82,157        6,310,479
Knight Ridder Inc.                                      24,978        1,721,734
McGraw-Hill Companies Inc. (The)                        58,383        3,619,746
Meredith Corp.                                          15,189          668,316
New York Times Co. Class A                              46,187        2,101,509
Tribune Co.                                             94,503        4,564,495
Univision Communications Inc. Class A/(1)/              70,087        2,130,645
Viacom Inc. Class B/(1)/                               537,241       23,455,942
Walt Disney Co. (The)                                  625,007       12,343,888
-------------------------------------------------------------------------------
                                                                    108,854,397
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.01%
-------------------------------------------------------------------------------
Worthington Industries Inc.                             26,211          351,227
-------------------------------------------------------------------------------
                                                                        351,227
-------------------------------------------------------------------------------

MINING - 0.45%
-------------------------------------------------------------------------------
Alcoa Inc.                                             258,536        6,592,668
Freeport-McMoRan Copper & Gold Inc.                     44,434        1,088,633
Newmont Mining Corp.                                   123,008        3,992,840
Phelps Dodge Corp./(1)/                                 27,218        1,043,538
-------------------------------------------------------------------------------
                                                                     12,717,679
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.19%
-------------------------------------------------------------------------------
Pitney Bowes Inc.                                       71,726        2,754,996
Xerox Corp./(1)/                                       239,090        2,531,963
-------------------------------------------------------------------------------
                                                                      5,286,959
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 5.04%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                      27,488        1,351,860
Anadarko Petroleum Corp.                                76,292        3,392,705
Apache Corp.                                            49,420        3,215,265
Burlington Resources Inc.                               61,478        3,324,115
ChevronTexaco Corp.                                    326,811       23,595,754
ConocoPhillips                                         207,620       11,377,576
Devon Energy Corp.                                      70,581        3,769,025
EOG Resources Inc.                                      35,121        1,469,463
Exxon Mobil Corp.                                    2,043,444       73,380,074
Kerr-McGee Corp.                                        30,828        1,381,094
Kinder Morgan Inc.                                      37,325        2,039,811
Marathon Oil Corp.                                      94,903        2,500,694
Nabors Industries Ltd./(1)/                             44,528        1,761,082
Noble Corp./(1)/                                        40,946        1,404,448
Occidental Petroleum Corp.                             115,990        3,891,465
Rowan Companies Inc./(1)/                               28,598          640,595
Sunoco Inc.                                             23,419          883,833
Transocean Inc./(1)/                                    97,775        2,148,117
Unocal Corp.                                            78,897        2,263,555
-------------------------------------------------------------------------------
                                                                    143,790,531
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.59%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                      102,960        3,456,367
BJ Services Co./(1)/                                    48,324        1,805,385
Halliburton Co.                                        133,688        3,074,824
Schlumberger Ltd.                                      178,107        8,472,550
-------------------------------------------------------------------------------
                                                                     16,809,126
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.13%
-------------------------------------------------------------------------------
Ball Corp.                                              17,419          792,739
Bemis Co.                                               16,219          759,049
Pactiv Corp./(1)/                                       48,725          960,370
Sealed Air Corp./(1)/                                   25,795        1,229,390
-------------------------------------------------------------------------------
                                                                      3,741,548
-------------------------------------------------------------------------------

PHARMACEUTICALS - 8.32%
-------------------------------------------------------------------------------
Abbott Laboratories                                    477,500       20,895,400
Allergan Inc.                                           39,827        3,070,662
AmerisourceBergen Corp.                                 33,753        2,340,771
Bristol-Myers Squibb Co.                               592,937       16,098,240
Cardinal Health Inc.                                   136,621        8,784,730
Forest Laboratories Inc./(1)/                          111,032        6,079,002
King Pharmaceuticals Inc./(1)/                          73,725        1,088,181

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS (Continued)
-------------------------------------------------------------------------------
Lilly (Eli) & Co.                                      343,692  $    23,704,437
MedImmune Inc./(1)/                                     77,084        2,803,545
Merck & Co. Inc.                                       685,958       41,534,757
Pfizer Inc.                                          2,415,319       82,483,144
Schering-Plough Corp.                                  449,311        8,357,185
Watson Pharmaceuticals Inc./(1)/                        32,737        1,321,593
Wyeth                                                  406,230       18,503,777
-------------------------------------------------------------------------------
                                                                    237,065,424
-------------------------------------------------------------------------------

PIPELINES - 0.11%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                    113,732          477,674
El Paso Corp.                                          183,276        1,480,870
Williams Companies Inc.                                158,234        1,250,049
-------------------------------------------------------------------------------
                                                                      3,208,593
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.31%
-------------------------------------------------------------------------------
Apartment Investment & Management Co. Class A           28,708          993,297
Equity Office Properties Trust                         123,302        3,330,387
Equity Residential                                      83,332        2,162,465
Simon Property Group Inc.                               57,790        2,255,544
-------------------------------------------------------------------------------
                                                                      8,741,693
-------------------------------------------------------------------------------

RETAIL - 7.18%
-------------------------------------------------------------------------------
AutoNation Inc./(1)/                                    86,248        1,355,819
AutoZone Inc./(1)/                                      27,412        2,082,490
Bed Bath & Beyond Inc./(1)/                             90,305        3,504,737
Best Buy Co. Inc./(1)/                                  98,555        4,328,536
Big Lots Inc./(1)/                                      35,635          535,950
Circuit City Stores Inc.                                63,614          559,803
CVS Corp.                                              120,494        3,377,447
Darden Restaurants Inc.                                 51,640          980,127
Dillards Inc. Class A                                   25,845          348,132
Dollar General Corp.                                   101,955        1,861,698
eBay Inc./(1)/                                          97,118       10,117,753
Family Dollar Stores Inc.                               52,597        2,006,576
Federated Department Stores Inc.                        57,385        2,114,637
Gap Inc. (The)                                         272,389        5,110,018
Home Depot Inc.                                        702,973       23,282,466
Kohls Corp./(1)/                                       103,632        5,324,612
Limited Brands Inc.                                    159,860        2,477,830
Lowe's Companies Inc.                                  238,541       10,245,336
May Department Stores Co. (The)                         88,197        1,963,265
McDonald's Corp.                                       389,177        8,585,245
Nordstrom Inc.                                          41,495          809,982
Office Depot Inc./(1)/                                  94,427        1,370,136
Penney (J.C.) Co. Inc. (Holding Co.)                    82,228        1,385,542
RadioShack Corp.                                        51,537        1,355,938
Sears, Roebuck and Co.                                  94,046        3,163,707
Staples Inc./(1)/                                      148,902        2,732,352
Starbucks Corp./(1)/                                   119,425        2,928,301
Target Corp.                                           278,589       10,541,808
Tiffany & Co.                                           44,412        1,451,384
TJX Companies Inc.                                     156,322        2,945,106
Toys R Us Inc./(1)/                                     65,090          788,891
Walgreen Co.                                           313,507        9,436,561
Wal-Mart Stores Inc.                                 1,339,656       71,899,338
Wendy's International Inc.                              34,804        1,008,272
Yum! Brands Inc./(1)/                                   89,575        2,647,837
-------------------------------------------------------------------------------
                                                                    204,627,632
-------------------------------------------------------------------------------

SEMICONDUCTORS - 3.15%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                       105,623          677,043
Altera Corp./(1)/                                      117,071        1,919,964
Analog Devices Inc./(1)/                               111,726        3,890,299
Applied Materials Inc./(1)/                            506,961        8,040,401
Applied Micro Circuits Corp./(1)/                       92,844          561,706
Broadcom Corp. Class A/(1)/                             85,644        2,133,392
Intel Corp.                                          1,999,021       41,547,652
KLA-Tencor Corp./(1)/                                   58,197        2,705,579
Linear Technology Corp.                                 95,716        3,083,012
LSI Logic Corp./(1)/                                   114,644          811,680
Maxim Integrated Products Inc.                          99,292        3,394,793
Micron Technology Inc./(1)/                            186,110        2,164,459
National Semiconductor Corp./(1)/                       55,765        1,099,686
Novellus Systems Inc./(1)/                              45,831        1,678,377
NVIDIA Corp./(1)/                                       48,617        1,118,677
PMC-Sierra Inc./(1)/                                    51,603          605,303
QLogic Corp./(1)/                                       28,713        1,387,699
Teradyne Inc./(1)/                                      56,517          978,309
Texas Instruments Inc.                                 528,964        9,309,766
Xilinx Inc./(1)/                                       103,178        2,611,435
-------------------------------------------------------------------------------
                                                                     89,719,232
-------------------------------------------------------------------------------

SOFTWARE - 5.30%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                      70,893        2,273,539
Autodesk Inc.                                           34,262          553,674
Automatic Data Processing Inc.                         183,030        6,197,396
BMC Software Inc./(1)/                                  71,398        1,165,929
Citrix Systems Inc./(1)/                                50,701        1,032,272
Computer Associates International Inc.                 176,798        3,939,059
Compuware Corp./(1)/                                   115,478          666,308
Electronic Arts Inc./(1)/                               44,530        3,294,775
First Data Corp.                                       228,881        9,484,829
Fiserv Inc./(1)/                                        59,072        2,103,554
IMS Health Inc.                                         74,512        1,340,471
Intuit Inc./(1)/                                        62,843        2,798,399
Mercury Interactive Corp./(1)/                          26,090        1,007,335
Microsoft Corp.                                      3,284,408       84,113,689
Novell Inc./(1)/                                       112,371          346,103
Oracle Corp./(1)/                                    1,604,156       19,281,955
Parametric Technology Corp./(1)/                        80,582          245,775
PeopleSoft Inc./(1)/                                    96,786        1,702,466
Siebel Systems Inc./(1)/                               149,663        1,427,785
Symantec Corp./(1)/                                     45,164        1,980,893

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SOFTWARE (Continued)
-------------------------------------------------------------------------------
Yahoo! Inc./(1)/                                       184,503  $     6,044,318
-------------------------------------------------------------------------------
                                                                    151,000,524
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.86%
-------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                       244,884          570,090
Andrew Corp./(1)/                                       29,996          275,963
Avaya Inc./(1)/                                        116,495          752,558
CIENA Corp./(1)/                                       143,902          746,851
Comverse Technology Inc./(1)/                           57,503          864,270
JDS Uniphase Corp./(1)/                                437,232        1,534,684
Lucent Technologies Inc./(1)/                        1,265,077        2,568,106
Motorola Inc.                                          708,304        6,679,307
QUALCOMM Inc.                                          241,465        8,632,374
Scientific-Atlanta Inc.                                 45,695        1,089,369
Tellabs Inc./(1)/                                      126,198          829,121
-------------------------------------------------------------------------------
                                                                     24,542,693
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.89%
-------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                       829,479        6,810,023
Citizens Communications Co./(1)/                        86,627        1,116,622
Corning Inc./(1)/                                      387,106        2,860,713
Nextel Communications Inc. Class A/(1)/                314,443        5,685,129
Qwest Communications International Inc./(1)/           518,419        2,478,043
Sprint Corp. (PCS Group)/(1)/                          312,903        1,799,192
Verizon Communications Inc.                            841,332       33,190,547
-------------------------------------------------------------------------------
                                                                     53,940,269
-------------------------------------------------------------------------------

TELEPHONE - 1.95%
-------------------------------------------------------------------------------
Alltel Corp.                                            95,202        4,590,640
AT&T Corp.                                             240,476        4,629,163
BellSouth Corp.                                        565,095       15,048,480
CenturyTel Inc.                                         43,751        1,524,722
SBC Communications Inc.                              1,016,351       25,967,768
Sprint Corp. (FON Group)                               274,967        3,959,525
-------------------------------------------------------------------------------
                                                                     55,720,298
-------------------------------------------------------------------------------

TEXTILES - 0.07%
-------------------------------------------------------------------------------
Cintas Corp.                                            52,119        1,847,097
-------------------------------------------------------------------------------
                                                                      1,847,097
-------------------------------------------------------------------------------

TOBACCO - 1.08%
-------------------------------------------------------------------------------
Altria Group Inc.                                      619,507       28,150,398
R.J. Reynolds Tobacco Holdings Inc.                     25,871          962,660
UST Inc.                                                51,124        1,790,874
-------------------------------------------------------------------------------
                                                                     30,903,932
-------------------------------------------------------------------------------

TOYS/GAMES/HOBBIES - 0.12%
-------------------------------------------------------------------------------
Hasbro Inc.                                             53,038          927,635

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------
TOYS/GAMES/HOBBIES (Continued)
-------------------------------------------------------------------------------
Mattel Inc.                                            134,459  $     2,543,964
-------------------------------------------------------------------------------
                                                                      3,471,599
-------------------------------------------------------------------------------

TRANSPORTATION - 1.39%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                     114,098        3,244,947
CSX Corp.                                               65,329        1,965,750
FedEx Corp.                                             91,251        5,660,300
Norfolk Southern Corp.                                 119,193        2,288,506
Union Pacific Corp.                                     77,708        4,508,618
United Parcel Service Inc. Class B                     344,231       21,927,515
-------------------------------------------------------------------------------
                                                                     39,595,636
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------------------------
Ryder System Inc.                                       19,154          490,725
-------------------------------------------------------------------------------
                                                                        490,725
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,840,355,304)                                            2,748,672,117
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.41%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
   Institutional Shares/(2)/                       166,375,722      166,375,722
Barclays Global Investors Funds
  Prime Money Market Fund,
   Institutional Shares/(2)/                        24,246,059       24,246,059
BlackRock Temp Cash Money Market
 Fund/(2)/                                           1,222,710        1,222,710
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio/(2)/                 6,357,794        6,357,794
Short Term Investment Co. - Prime
  Money Market Portfolio,
   Institutional Shares/(2)/                         2,694,007        2,694,007
Abbey National Treasury Services
  PLC, Time Deposit
  1.38%,  07/01/03/(2)/                          $   1,616,404        1,616,404
Beta Finance Inc., Floating Rate
 Note
  1.06%,  05/20/04/(2)/                              1,346,801        1,346,801
  1.17%,  08/15/03/(2)/                              2,020,618        2,020,618
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%,  10/30/03/(2)/                              1,077,602        1,077,602
CC USA Inc., Floating Rate Note
  1.10%,  04/19/04/(2)/                              1,185,304        1,185,304
  1.31%,  05/24/04/(2)/                              2,693,737        2,693,737
Dorada Finance Inc., Floating Rate
 Note
  1.06%,  05/20/04/(2)/                              2,693,602        2,693,602
Five Finance Inc., Floating Rate
 Note
  1.15%,  04/15/04/(2)/                              1,347,003        1,347,003

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------
HBOS Treasury Services PLC,
 Floating Rate Note
  1.27%,  06/24/04/(2)/                          $   2,694,007  $     2,694,007
Holmes Financing PLC, Floating Rate Bond
  1.14%,  04/15/04/(2)/                                538,801          538,801
K2 USA LLC, Floating Rate Note
  1.15%,  05/17/04/(2)/                              1,346,936        1,346,936
  1.22%,  04/13/04/(2)/                              1,346,936        1,346,936
Links Finance LLC, Floating Rate Note
  0.98%,  06/28/04/(2)/                              1,346,734        1,346,734
  1.08%,  03/29/04/(2)/                              1,347,003        1,347,003
  1.29%,  05/04/04/(2)/                              1,346,936        1,346,936
Sigma Finance Inc., Floating Rate Note
  1.13%,  10/15/03/(2)/                              2,693,872        2,693,872
U.S. Treasury Bill
  0.85%/(3)/,  09/25/03/(4)/                         9,450,000        9,430,627
White Pine Finance LLC, Floating Rate Note
  1.07%,  04/20/04/(2)/                              1,347,003        1,347,003
  1.14%,  05/17/04/(2)/                              1,616,404        1,616,404
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $239,934,156)                                                239,932,622
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.07%
-------------------------------------------------------------------------------
Bank of America NA Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with an effective yield
 of 1.30%./(2)/                                      1,347,003        1,347,003
Merrill Lynch Government Securities
 Inc. Repurchase Agreement, dated
 06/30/03, due 07/01/03, with an
 effective yield of 1.38%./(2)/                        538,801          538,801
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,885,804)                                                    1,885,804
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 104.89%
(Cost $3,082,175,264)                                             2,990,490,543
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.89%)                           (139,522,597)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $ 2,850,967,946
===============================================================================

/(1)/   Non-income earning securities.
/(2)/ All or a portion of this security represents investments of securities lending collateral.
/(3)/   Yield to Maturity.
/(4)/ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See
        Note 1.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (Unaudited)

                                      ASSET ALLOCATION         BOND INDEX       MONEY MARKET      S&P 500 INDEX
                                      MASTER PORTFOLIO   MASTER PORTFOLIO   MASTER PORTFOLIO   MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                   $    181,007,282   $    763,362,029   $  4,356,074,408   $  3,082,175,264
                                      ----------------   ----------------   ----------------   ----------------
Investments in securities, at value
  (including securities on
  loan /(1)/) (Note 1)                $    197,201,028   $    798,650,868   $  4,356,074,408   $  2,990,490,543
Cash                                                --                 --                284                 --
Receivables:
  Investment securities sold                11,404,156         16,629,500                 --                 --
  Dividends and interest                     1,050,925          6,552,628          7,372,993          3,505,157
                                      ----------------   ----------------   ----------------   ----------------
Total Assets                               209,656,109        821,832,996      4,363,447,685      2,993,995,700
                                      ----------------   ----------------   ----------------   ----------------
LIABILITIES
Payables:
  Investment securities
   purchased                                11,431,479         68,779,662                 --                 --
  Due to broker -- variation
   margin                                           --                 --                 --             22,260
  Collateral for securities
   loaned (Note 4)                          18,856,211         97,019,853                 --        142,749,585
  Due to bank                                   43,500                 --                 --                 --
  Advisory fees (Note 2)                       103,707             94,993            663,063            255,909
                                      ----------------   ----------------   ----------------   ----------------
Total Liabilities                           30,434,897        165,894,508            663,063        143,027,754
                                      ----------------   ----------------   ----------------   ----------------
NET ASSETS                            $    179,221,212   $    655,938,488   $  4,362,784,622   $  2,850,967,946
                                      ================   ================   ================   ================

/(1)/ Securities on loan with market values of $18,255,622, $95,171,354, $ -- and $137,590,771, respectively. See Note 4.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)

                                      ASSET ALLOCATION         BOND INDEX       MONEY MARKET      S&P 500 INDEX
                                      MASTER PORTFOLIO   MASTER PORTFOLIO   MASTER PORTFOLIO   MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/(2)/                      $      1,083,673   $             --   $             --   $     21,247,302
  Interest                                   1,253,754         13,798,912         27,317,199            748,126
  Securities lending income                      5,805             30,922                 --             44,064
                                      ----------------   ----------------   ----------------   ----------------
Total investment income                      2,343,232         13,829,834         27,317,199         22,039,492
                                      ----------------   ----------------   ----------------   ----------------
EXPENSES (Note 2)
  Advisory fees                                310,897            250,757          1,992,129            620,619
                                      ----------------   ----------------   ----------------   ----------------
Total expenses                                 310,897            250,757          1,992,129            620,619
                                      ----------------   ----------------   ----------------   ----------------
Net investment income                        2,032,335         13,579,077         25,325,070         21,418,873
                                      ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
   sale of investments                      (8,024,770)         4,970,859             17,236        (51,725,104)
  Net realized gain on futures
   contracts                                   505,775                 --                 --          7,697,446
  Net change in unrealized
   appreciation (depreciation)
   of investments                           21,038,940          6,057,227                 --        310,520,446
  Net change in unrealized
   appreciation (depreciation)
   of futures contracts                         12,684                 --                 --          1,004,340
                                      ----------------   ----------------   ----------------   ----------------
Net gain on investments                     13,532,629         11,028,086             17,236        267,497,128
                                      ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS            $     15,564,964   $     24,607,163   $     25,342,306   $    288,916,001
                                      ================   ================   ================   ================

/(2)/ Net of foreign withholding tax of $156, $ --, $ -- and $6,109, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                        ASSET ALLOCATION MASTER PORTFOLIO              BOND INDEX MASTER PORTFOLIO
                                    -------------------------------------    -------------------------------------
                                          FOR THE SIX                             FOR THE SIX
                                         MONTHS ENDED             FOR THE        MONTHS ENDED              FOR THE
                                        JUNE 30, 2003          YEAR ENDED       JUNE 30, 2003           YEAR ENDED
                                          (Unaudited)   DECEMBER 31, 2002         (Unaudited)    DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income             $       2,032,335   $       6,445,663    $     13,579,077    $      30,232,332
  Net realized gain (loss)                 (7,518,995)        (45,576,526)          4,970,859            9,762,741
  Net change in unrealized
   appreciation (depreciation)             21,051,624            (464,135)          6,057,227           16,148,940
                                    -----------------   -----------------    ----------------    -----------------
Net increase (decrease) in net
 assets resulting from operations          15,564,964         (39,594,998)         24,607,163           56,144,013
                                    -----------------   -----------------    ----------------    -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                            11,525,563          34,189,822          94,255,831          235,474,677
  Withdrawals                             (67,487,191)       (119,988,263)        (93,409,081)        (204,797,701)
                                    -----------------   -----------------    ----------------    -----------------
Net increase (decrease) in net
 assets resulting from
 interestholder transactions              (55,961,628)        (85,798,441)            846,750           30,676,976
                                    -----------------   -----------------    ----------------    -----------------
Increase (decrease) in net assets         (40,396,664)       (125,393,439)         25,453,913           86,820,989

NET ASSETS:
Beginning of period                       219,617,876         345,011,315         630,484,575          543,663,586
                                    -----------------   -----------------    ----------------    -----------------
End of period                       $     179,221,212   $     219,617,876    $    655,938,488    $     630,484,575
                                    =================   =================    ================    =================

                                            MONEY MARKET MASTER PORTFOLIO           S&P 500 INDEX MASTER PORTFOLIO
                                    -------------------------------------    -------------------------------------
                                          FOR THE SIX                             FOR THE SIX
                                         MONTHS ENDED             FOR THE        MONTHS ENDED              FOR THE
                                        JUNE 30, 2003          YEAR ENDED       JUNE 30, 2003           YEAR ENDED
                                          (Unaudited)   DECEMBER 31, 2002         (Unaudited)    DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income             $      25,325,070   $      45,475,626    $     21,418,873    $      40,577,166
  Net realized gain (loss)                     17,236               8,083         (44,027,658)        (255,819,289)
  Net change in unrealized
   appreciation (depreciation)                     --                  --         311,524,786         (457,092,164)
                                    -----------------   -----------------    ----------------    -----------------
Net increase (decrease) in net
 assets resulting from
 operations                                25,342,306          45,483,709         288,916,001         (672,334,287)
                                    -----------------   -----------------    ----------------    -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                        10,721,799,532      11,212,874,658         680,765,775        1,124,925,648
  Withdrawals                         (10,273,118,999)     (9,134,078,695)       (458,632,915)        (904,586,226)
                                    -----------------   -----------------    ----------------    -----------------
Net increase in net assets
 resulting from
 interestholder transactions              448,680,533       2,078,795,963         222,132,860          220,339,422
                                    -----------------   -----------------    ----------------    -----------------
Increase (decrease) in net
 assets                                   474,022,839       2,124,279,672         511,048,861         (451,994,865)

NET ASSETS:
Beginning of period                     3,888,761,783       1,764,482,111       2,339,919,085        2,791,913,950
                                    -----------------   -----------------    ----------------    -----------------
End of period                       $   4,362,784,622   $   3,888,761,783    $  2,850,967,946    $   2,339,919,085
                                    =================   =================    ================    =================

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2003, the open futures contracts outstanding were as follows:

                                     NUMBER OF                     EXPIRATION          NOTIONAL    NET UNREALIZED
          MASTER PORTFOLIO           CONTRACTS    FUTURES INDEX          DATE    CONTRACT VALUE      DEPRECIATION
          -------------------------------------------------------------------------------------------------------
          Asset Allocation Master
           Portfolio                        15          S&P 500      09/19/03    $    3,789,450    $     (139,566)
          S&P 500 Index Master
           Portfolio                       421          S&P 500      09/19/03       103,833,680        (1,393,955)

     The Asset Allocation and the S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $400,000 and $9,450,000, respectively.

     REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Money Market Master Portfolio at June 30, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                               AGGREGATE
REPURCHASE AGREEMENT             INTEREST RATE(S)        MATURITY DATE(S)   MARKET VALUE
----------------------------------------------------------------------------------------
Goldman Sachs Tri-Party                 5.50%              06/01/33         $ 26,497,561
Lehman Brothers Tri-Party            5.50 - 6.625     09/15/09 - 09/15/11     50,987,383
Merrill Lynch Tri-Party              3.51 - 6.33      09/01/27 - 04/01/33     25,500,927

     The repurchase agreements held by the Asset Allocation, Bond Index and S&P 500 Index Master Portfolios at June 30, 2003 represent collateral from securities on loan.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35%, 0.08%, 0.10% and 0.05% of the average daily net assets of the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for advisory services.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned securities lending agent fees as follows:

                                                     SECURITIES LENDING
               MASTER PORTFOLIO                              AGENT FEES
               --------------------------------------------------------
               Asset Allocation Master Portfolio           $      1,407
               Bond Index Master Portfolio                       11,717
               S&P 500 Index Master Portfolio                    20,982

     SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolios. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

     MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

     Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

     Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the six months ended June 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first quarter of 2003 were in compliance with the requirements and restrictions set forth by Rule 17a-7, and has not yet reviewed those transactions executed during the second quarter of 2003.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2003 were as follows:

                                                U.S. GOVERNMENT OBLIGATIONS           OTHER SECURITIES
                                              -------------------------------   ----------------------------
          MASTER PORTFOLIO                         PURCHASES            SALES       PURCHASES          SALES
          --------------------------------------------------------------------------------------------------
          Asset Allocation Master Portfolio   $   70,103,744    $  32,116,315   $  19,932,477  $ 110,624,024
          Bond Index Master Portfolio            214,374,697      211,907,747      34,138,702     18,894,459
          S&P 500 Index Master Portfolio                  --               --     330,630,186     85,664,742

     At June 30, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                                 NET UNREALIZED
                                                         TAX      UNREALIZED       UNREALIZED      APPRECIATION
          MASTER PORTFOLIO                              COST    APPRECIATION     DEPRECIATION    (DEPRECIATION)
          -----------------------------------------------------------------------------------------------------
          Asset Allocation Master Portfolio  $   213,546,947   $          --   $  (16,345,919)   $  (16,345,919)
          Bond Index Master Portfolio            766,545,318      32,611,534         (505,984)       32,105,550
          S&P 500 Index Master Portfolio       3,225,296,197     189,022,448     (423,828,102)     (234,805,654)

     At June 30, 2003, the Money Market Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes. The Asset Allocation, Bond Index and S&P 500 Index Master Portfolios' "tax cost" does not reflect any book/tax adjustments for the period ended June 30, 2003.

4.   PORTFOLIO SECURITIES LOANED

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2003, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for each of the Master Portfolios were as follows:

------------------------------------------------------------------------------------------------------------------------
                                              SIX
                                     MONTHS ENDED         YEAR ENDED      YEAR ENDED          YEAR ENDED    PERIOD ENDED
                                    JUNE 30, 2003       DECEMBER 31,    DECEMBER 31,        DECEMBER 31,    DECEMBER 31,
                                      (Unaudited)               2002            2001                2000       1999/(1)/
------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/                   0.35%              0.35%           0.35%               0.35%           0.35%
  Ratio of net investment
   income to average net
   assets/(3)/                               2.29%              2.28%           2.31%/(5)/          2.82%           2.75%
  Portfolio turnover rate                      51%                92%             35%                 53%             39%
  Total return                              10.09%/(2)/       (11.83)%         (6.52)%              1.51%          10.35%/(2)/
BOND INDEX MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/                   0.08%              0.08%           0.08%               0.08%           0.08%
  Ratio of net investment
   income to average net
   assets/(3)/                               4.33%              5.27%           5.98%/(5)/          6.73%           6.44%
  Portfolio turnover rate                      37%               118%             53%                 52%             25%
  Total return                               4.00%/(2)/        10.05%           8.94%              11.91%          (0.67)%/(2)/
MONEY MARKET MASTER
 PORTFOLIO
  Ratio of expenses to
    average net assets/(3)/                  0.10%              0.10%           0.10%               0.10%           0.10%
  Ratio of net investment
    income to average net
    assets/(3)/                              1.27%              1.80%           3.66%               6.43%           5.23%
  Total return                               0.64%/(2)/         1.84%           4.23%               6.52%           4.44%/(2)/
S&P 500 INDEX MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/                   0.05%              0.05%           0.05%               0.05%           0.05%
  Ratio of net investment
   income to average net
   assets/(3)/                               1.73%              1.57%           1.31%               1.22%           1.44%
  Portfolio turnover rate                       4%                12%              9%                 10%              7%
  Total return                              11.68%/(2)/       (22.05)%        (11.96)%             (9.19)%         19.82%/(2)/

                                  YEAR ENDED               YEAR ENDED
                                FEBRUARY 28,             FEBRUARY 28,
                                        1999                     1998
---------------------------------------------------------------------
ASSET ALLOCATION MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/              0.35%                    0.35%
  Ratio of net investment
   income to average net
   assets/(3)/                          2.24%                    3.76%
  Portfolio turnover rate                 33%                      57%
  Total return                         18.23%                   27.50%
BOND INDEX MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/              0.08%                    0.08%
  Ratio of net investment
   income to average net
   assets/(3)/                          6.31%                    6.73%
  Portfolio turnover rate                 28%                      59%
  Total return                          6.39%                   10.51%
MONEY MARKET MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/              0.10%/(4)/                N/A
  Ratio of net investment
   income to average net
   assets/(3)/                          5.17%/(4)/                N/A
   Total return                         2.61%/(2)//(4)/           N/A
S&P 500 INDEX MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/              0.05%                    0.05%
  Ratio of net investment
   income to average net
   assets/(3)/                          1.61%                    1.89%
  Portfolio turnover rate                 11%                       6%
  Total return                         19.65%                   34.77%

/(1)/ For the ten months ended December 31, 1999. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
/(2)/   Not annualized.
/(3)/   Annualized for periods of less than one year.
/(4)/ For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
/(5)/ Effective January 1, 2001, the Asset Allocation and Bond Index Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 for the Asset Allocation and Bond Index Master Portfolios was to decrease the ratio of net investment income to average net assets from 2.34% to 2.31% and 6.37% To 5.98%, respectively. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 34.78%

U.S. COMMON STOCKS - 26.28%

ADVERTISING - 0.07%
-------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                        834   $       11,159
Omnicom Group Inc.                                         322           23,087
-------------------------------------------------------------------------------
                                                                         34,246
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.36%
-------------------------------------------------------------------------------
Boeing Co. (The)                                         1,239           42,522
General Dynamics Corp.                                     231           16,747
Goodrich (B.F.) Co.                                        601           12,621
Lockheed Martin Corp.                                      625           29,731
Northrop Grumman Corp.                                     196           16,913
Raytheon Co.                                               700           22,988
Sequa Corp. Class A/(1)/                                   216            7,409
United Technologies Corp.                                  542           38,390
-------------------------------------------------------------------------------
                                                                        187,321
-------------------------------------------------------------------------------

AIRLINES - 0.05%
-------------------------------------------------------------------------------
Southwest Airlines Co.                                   1,477           25,404
-------------------------------------------------------------------------------
                                                                         25,404
-------------------------------------------------------------------------------

APPAREL - 0.11%
-------------------------------------------------------------------------------
Liz Claiborne Inc.                                         443           15,616
Nike Inc. Class B                                          376           20,112
Oxford Industries Inc.                                     317           13,162
Unifi Inc./(1)/                                          1,276            7,911
-------------------------------------------------------------------------------
                                                                         56,801
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.15%
-------------------------------------------------------------------------------
Ford Motor Company                                       2,600           28,574
General Motors Corp.                                       754           27,144
PACCAR Inc.                                                366           24,727
-------------------------------------------------------------------------------
                                                                         80,445
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.04%
-------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                 1,052           18,505
-------------------------------------------------------------------------------
                                                                         18,505
-------------------------------------------------------------------------------

BANKS - 2.24%
-------------------------------------------------------------------------------
AmSouth Bancorp                                          1,084           23,675
Bank of America Corp.                                    1,784          140,990
Bank of New York Co. Inc. (The)                          1,229           35,334
Bank One Corp.                                           1,366           50,788
BankUnited Financial Corp. Class A/(1)/                    831           16,745
BB&T Corp.                                                 753           25,828
Central Coast Bancorp/(1)/                                 953           15,982
Comerica Inc.                                              312           14,508
Fifth Third Bancorp                                        748           42,890
FIRSTFED AMERICA BANCORP INC                               651           22,459
FleetBoston Financial Corp.                              1,703           50,596
Golden West Financial Corp.                                350           28,003
Huntington Bancshares Inc.                               1,417           27,660
ITLA Capital Corp./(1)/                                    322           13,018
Mellon Financial Corp.                                     516           14,319
National City Corp.                                        631           20,640
Northern Trust Corp.                                       606           25,325
PNC Financial Services Group                               286           13,960
Regions Financial Corp.                                    500           16,890
SoundView Technology Group Inc./(1)/                     1,322           13,381
SouthTrust Corp.                                         1,012           27,526
State Street Corp.                                         615           24,231
Sun Bancorp Inc. (New Jersey)/(1)/                       1,202           23,920
SunTrust Banks Inc.                                        284           16,853
Synovus Financial Corp.                                  1,250           26,875
Troy Financial Corp.                                       770           20,905
U.S. Bancorp                                             2,985           73,132
Union Planters Corp.                                       693           21,504
USB Holding Co. Inc.                                     1,089           19,330
Wachovia Corp.                                           1,700           67,932
Washington Mutual Inc.                                   1,301           53,731
Wells Fargo & Company                                    1,986          100,094
Wintrust Financial Corp.                                   758           22,437
WSFS Financial Corp.                                       713           27,379
Yardville National Bancorp                               1,102           21,489
-------------------------------------------------------------------------------
                                                                      1,160,329
-------------------------------------------------------------------------------

BEVERAGES - 0.48%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                              490           25,014
Brown-Forman Corp. Class B                                  63            4,953
Coca-Cola Co. (The)                                      2,618          121,501
Coca-Cola Enterprises Inc.                                 956           17,351
Coors (Adolf) Company Class B                               49            2,400
PepsiCo Inc.                                             1,797           79,966
-------------------------------------------------------------------------------
                                                                        251,185
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.34%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                          1,559          103,580
Biogen Inc./(1)/                                           419           15,922
Chiron Corp./(1)/                                          240           10,493
Genentech Inc./(1)/                                        273           19,689
Genzyme Corp. - General Division/(1)/                      295           12,331
Integra LifeSciences Holdings Corp./(1)/                   515           13,586
-------------------------------------------------------------------------------
                                                                        175,601
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.04%
-------------------------------------------------------------------------------
Masco Corp.                                                468           11,162
Vulcan Materials Co.                                       322           11,937
-------------------------------------------------------------------------------
                                                                         23,099
-------------------------------------------------------------------------------

CHEMICALS - 0.32%
-------------------------------------------------------------------------------
Dow Chemical Co. (The)                                     991           30,681
Du Pont (E.I.) de Nemours and Co.                          826           34,395
Engelhard Corp.                                            547           13,549

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

CHEMICALS (Continued)
-------------------------------------------------------------------------------
Georgia Gulf Corp.                                         587   $       11,623
Grace (W.R.) & Co./(1)/                                  1,337            5,896
Great Lakes Chemical Corp.                                 524           10,690
Hercules Inc./(1)/                                       1,537           15,216
Monsanto Co.                                               301            6,514
PPG Industries Inc.                                        197            9,996
Schulman (A.) Inc.                                         676           10,857
Sherwin-Williams Co. (The)                                 166            4,462
Sigma-Aldrich Corp.                                        232           12,570
-------------------------------------------------------------------------------
                                                                        166,449
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.49%
-------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                             471           29,089
Atrix Laboratories Inc./(1)/                               407            8,950
Block (H & R) Inc.                                         334           14,445
Bowne & Co. Inc.                                           429            5,590
Cendant Corp./(1)/                                       1,858           34,039
Charles River Associates Inc./(1)/                         550           15,548
Consolidated Graphics Inc./(1)/                            322            7,367
Deluxe Corp.                                               191            8,557
Donnelley (R.R.) & Sons Co.                                385           10,064
Ecolab Inc.                                                503           12,877
Electro Rent Corp./(1)/                                    286            3,083
Equifax Inc.                                               475           12,350
First Consulting Group Inc./(1)/                           993            4,637
GSI Commerce Inc./(1)/                                   1,222            8,163
McKesson Corp.                                             563           20,122
Moody's Corp.                                              370           19,503
Paychex Inc.                                               633           18,553
Quintiles Transnational Corp./(1)/                         818           11,607
Stewart Enterprises Inc. Class A/(1)/                    2,536           10,905
-------------------------------------------------------------------------------
                                                                        255,449
-------------------------------------------------------------------------------

COMPUTERS - 1.48%
-------------------------------------------------------------------------------
Apple Computer Inc./(1)/                                   916           17,514
Brocade Communications Systems Inc./(1)/                 1,000            5,890
Cisco Systems Inc./(1)/                                  8,130          135,690
Cognizant Technology Solutions Corp./(1)/                  497           12,107
Computer Network Technology Corp./(1)/                     942            7,630
Computer Sciences Corp./(1)/                               460           17,535
Datastream Systems Inc./(1)/                               393            4,162
Dell Computer Corp./(1)/                                 3,000           95,880
Digimarc Corp./(1)/                                        507            7,960
Electronic Data Systems Corp.                              847           18,168
EMC Corp./(1)/                                           3,014           31,557
Enterasys Networks Inc./(1)/                               701            2,124
FalconStor Software Inc./(1)/                              358            2,395
Gateway Inc./(1)/                                          290            1,058
Hewlett-Packard Co.                                      4,275           91,058
International Business Machines Corp.                    1,926          158,895
Juniper Networks Inc./(1)/                                 875           10,824
Lexmark International Inc./(1)/                            224           15,852
NCR Corp./(1)/                                             284            7,276
Network Appliance Inc./(1)/                                961           15,578
Palm Inc./(1)/                                             321            5,223
RadiSys Corp./(1)/                                         543            7,168
Seagate Technology Inc./(2)/                               317               --
Secure Computing Corp./(1)/                                500            4,365
Sun Microsystems Inc./(1)/                               4,522           20,801
SunGard Data Systems Inc./(1)/                             636           16,479
Synopsys Inc./(1)/                                         192           11,875
Unisys Corp./(1)/                                        1,697           20,839
Veritas Software Corp./(1)/                                818           23,452
-------------------------------------------------------------------------------
                                                                        769,355
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.43%
-------------------------------------------------------------------------------
Avon Products Inc.                                         353           21,957
Colgate-Palmolive Co.                                      582           33,727
Gillette Co. (The)                                         869           27,686
International Flavors & Fragrances Inc.                    460           14,688
Kimberly-Clark Corp.                                       356           18,562
Procter & Gamble Co.                                     1,200          107,016
-------------------------------------------------------------------------------
                                                                        223,636
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.11%
-------------------------------------------------------------------------------
Advanced Marketing Services Inc.                           479            6,227
Costco Wholesale Corp./(1)/                                799           29,243
Grainger (W.W.) Inc.                                       226           10,568
Watsco Inc.                                                622           10,300
-------------------------------------------------------------------------------
                                                                         56,338
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 2.22%
-------------------------------------------------------------------------------
American Express Co.                                     1,501           62,757
American International Group Inc.                        3,454          190,592
Capital One Financial Corp.                                443           21,787
Citigroup Inc.                                           6,692          286,418
Citigroup Inc. Warrants (Expires 12/31/50)/(1)/            200              204
Countrywide Financial Corp.                                205           14,262
DVI Inc./(1)/                                              515            2,405
Fannie Mae                                                 994           67,035
Franklin Resources Inc.                                    507           19,808
Freddie Mac                                                858           43,561
Goldman Sachs Group Inc. (The)                             632           52,930
Janus Capital Group Inc.                                   802           13,153
JP Morgan Chase & Co.                                    2,844           97,208
Lehman Brothers Holdings Inc.                              365           24,265
MBNA Corp.                                               1,712           35,678
Merrill Lynch & Co. Inc.                                 1,261           58,863
Morgan Stanley                                           1,468           62,757
Providian Financial Corp./(1)/                           1,663           15,399
Schwab (Charles) Corp. (The)                             2,151           21,704
SLM Corp.                                                  576           22,562
T. Rowe Price Group Inc.                                   481           18,158
WFS Financial Inc./(1)/                                    307           10,288
World Acceptance Corp./(1)/                                501            8,156
-------------------------------------------------------------------------------
                                                                      1,149,950
-------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ELECTRIC - 0.70%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                       822   $        5,220
Ameren Corp.                                               347           15,303
CenterPoint Energy Inc.                                    819            6,675
Cinergy Corp.                                              488           17,954
CMS Energy Corp.                                           536            4,342
Consolidated Edison Inc.                                   229            9,911
Constellation Energy Group Inc.                            569           19,517
Dominion Resources Inc.                                    382           24,551
DTE Energy Co.                                             255            9,853
Duke Energy Corp.                                        1,228           24,499
Edison International/(1)/                                  885           14,541
Entergy Corp.                                              361           19,054
Exelon Corp.                                               465           27,812
FirstEnergy Corp.                                          562           21,609
FPL Group Inc.                                             175           11,699
NiSource Inc.                                              760           14,440
PG&E Corp./(1)/                                            824           17,428
Pinnacle West Capital Corp.                                418           15,654
Progress Energy Inc.                                       555           24,364
Public Service Enterprise Group Inc.                       398           16,815
Southern Company                                           880           27,421
Texas Genco Holdings Inc.                                   40              930
Xcel Energy Inc.                                           950           14,288
-------------------------------------------------------------------------------
                                                                        363,880
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.00%
-------------------------------------------------------------------------------
Medis Technologies Ltd./(1)/                               215            1,533
-------------------------------------------------------------------------------
                                                                          1,533
-------------------------------------------------------------------------------

ELECTRONICS - 0.29%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                             917           17,927
Analogic Corp.                                             270           13,165
Applera Corp. - Applied Biosystems Group                   956           18,193
Cubic Corp.                                                621           13,799
Johnson Controls Inc.                                      217           18,575
Millipore Corp./(1)/                                       318           14,110
REMEC Inc./(1)/                                          1,465           10,196
Solectron Corp./(1)/                                     1,561            5,838
Thermo Electron Corp./(1)/                                 638           13,411
Thomas & Betts Corp./(1)/                                  645            9,320
Watts Industries Inc. Class A                              622           11,103
X-Rite Inc.                                                465            4,608
-------------------------------------------------------------------------------
                                                                        150,245
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------------------
Fluor Corp.                                                276            9,285
-------------------------------------------------------------------------------
                                                                          9,285
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.03%
-------------------------------------------------------------------------------
Penn National Gaming Inc./(1)/                             730           15,001
-------------------------------------------------------------------------------
                                                                         15,001
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.05%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                          644            6,472
Waste Management Inc.                                      736           17,730
-------------------------------------------------------------------------------
                                                                         24,202
-------------------------------------------------------------------------------

FOOD - 0.41%
-------------------------------------------------------------------------------
Albertson's Inc.                                           602           11,558
Archer-Daniels-Midland Co.                                 723            9,305
Campbell Soup Co.                                          469           11,490
ConAgra Foods Inc.                                         777           18,337
Del Monte Foods Co./(1)/                                   106              937
General Mills Inc.                                         411           19,486
Great Atlantic & Pacific Tea Co./(1)/                      673            5,922
Heinz (H.J.) Co.                                           571           18,832
Kellogg Co.                                                638           21,928
Kroger Co./(1)/                                          1,033           17,230
Safeway Inc./(1)/                                          639           13,074
Sara Lee Corp.                                             523            9,838
SUPERVALU Inc.                                             531           11,321
Sysco Corp.                                                865           25,985
Winn-Dixie Stores Inc.                                     603            7,423
Wrigley (William Jr.) Co.                                  197           11,077
-------------------------------------------------------------------------------
                                                                        213,743
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.19%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                        644           15,392
Chesapeake Corp.                                           571           12,476
Glatfelter Co.                                           1,429           21,078
International Paper Co.                                    553           19,759
MeadWestvaco Corp.                                         717           17,710
Temple-Inland Inc.                                         255           10,942
-------------------------------------------------------------------------------
                                                                         97,357
-------------------------------------------------------------------------------

GAS - 0.13%
-------------------------------------------------------------------------------
Nicor Inc.                                                 420           15,586
Peoples Energy Corp.                                       538           23,075
Sempra Energy                                              453           12,924
Southwestern Energy Co./(1)/                             1,049           15,745
-------------------------------------------------------------------------------
                                                                         67,330
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.12%
-------------------------------------------------------------------------------
Black & Decker Corp.                                       249           10,819
Emerson Electric Co.                                       429           21,922
Snap-On Inc.                                               556           16,141
Stanley Works (The)                                        406           11,206
-------------------------------------------------------------------------------
                                                                         60,088
-------------------------------------------------------------------------------

HEALTH CARE - 1.30%
-------------------------------------------------------------------------------
Aetna Inc.                                                 152            9,150
Aksys Ltd./(1)/                                            358            4,636
Anthem Inc./(1)/                                           170           13,115
Apria Healthcare Group Inc./(1)/                           686           17,068
Bard (C.R.) Inc.                                           178           12,693
Bausch & Lomb Inc.                                         249            9,337

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HEALTH CARE (Continued)
-------------------------------------------------------------------------------
Baxter International Inc.                                  717   $       18,642
Becton, Dickinson & Co.                                    253            9,829
Biomet Inc.                                                522           14,961
Boston Scientific Corp./(1)/                               588           35,927
Cobalt Corp./(1)/                                          632           12,988
CONMED Corp./(1)/                                          819           14,955
Cyberonics Inc./(1)/                                       460            9,895
Flir Systems Inc./(1)/                                     300            9,045
Guidant Corp.                                              464           20,597
HCA Inc.                                                   741           23,742
Humana Inc./(1)/                                         1,148           17,335
Johnson & Johnson                                        3,176          164,199
Manor Care Inc./(1)/                                       647           16,181
Matria Healthcare Inc./(1)/                                814           14,367
Medtronic Inc.                                           1,336           64,088
Ocular Sciences Inc./(1)/                                  415            8,238
OraSure Technologies Inc./(1)/                           1,193            8,900
PolyMedica Corp.                                           207            9,479
Sierra Health Services Inc./(1)/                           558           11,160
St. Jude Medical Inc./(1)/                                 298           17,135
Stryker Corp.                                              182           12,625
Tenet Healthcare Corp./(1)/                                837            9,751
UnitedHealth Group Inc.                                    800           40,200
Viasys Healthcare Inc./(1)/                                478            9,895
WellPoint Health Networks Inc./(1)/                        151           12,729
West Pharmaceutical Services Inc.                          343            8,403
Zimmer Holdings Inc./(1)/                                  252           11,353
-------------------------------------------------------------------------------
                                                                        672,618
-------------------------------------------------------------------------------

HOME BUILDERS - 0.09%
-------------------------------------------------------------------------------
Centex Corp.                                               209           16,258
Champion Enterprises Inc./(1)/                             465            2,409
KB Home                                                    229           14,193
Pulte Homes Inc.                                           231           14,243
-------------------------------------------------------------------------------
                                                                         47,103
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.09%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                       864           17,712
Maytag Corp.                                               527           12,869
Whirlpool Corp.                                            273           17,390
-------------------------------------------------------------------------------
                                                                         47,971
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.17%
-------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                      730           14,337
Avery Dennison Corp.                                       204           10,241
Central Garden & Pet Co./(1)/                              596           14,215
Clorox Co.                                                 335           14,288
Fortune Brands Inc.                                        308           16,078
Newell Rubbermaid Inc.                                     444           12,432
Tupperware Corp.                                           452            6,491
-------------------------------------------------------------------------------
                                                                         88,082
-------------------------------------------------------------------------------

INSURANCE - 0.83%
-------------------------------------------------------------------------------
ACE Ltd.                                                   604           20,711
AFLAC Inc.                                                 953           29,305
Allstate Corp. (The)                                       851           30,338
AON Corp.                                                  523           12,594
Chubb Corp.                                                270           16,200
CIGNA Corp.                                                167            7,839
Cincinnati Financial Corp.                                 416           15,429
Hancock (John) Financial Services Inc.                     391           12,015
Hartford Financial Services Group Inc.                     432           21,756
LandAmerica Financial Group Inc.                           382           18,145
Lincoln National Corp.                                     410           14,608
Marsh & McLennan Companies Inc.                            628           32,072
MBIA Inc.                                                  322           15,697
MetLife Inc.                                             1,201           34,012
MGIC Investment Corp.                                      263           12,266
Principal Financial Group Inc.                             538           17,350
ProAssurance Corp./(1)/                                    460           12,415
Progressive Corp. (The)                                    313           22,880
Prudential Financial Inc.                                  436           14,671
SAFECO Corp.                                               186            6,562
St. Paul Companies Inc.                                    366           13,363
Torchmark Corp.                                            391           14,565
Travelers Property Casualty Corp. Class B                1,107           17,457
XL Capital Ltd. Class A                                    206           17,098
-------------------------------------------------------------------------------
                                                                        429,348
-------------------------------------------------------------------------------

IRON / STEEL - 0.02%
-------------------------------------------------------------------------------
United States Steel Corp.                                  545            8,922
-------------------------------------------------------------------------------
                                                                          8,922
-------------------------------------------------------------------------------

LEISURE TIME - 0.11%
-------------------------------------------------------------------------------
Brunswick Corp.                                            660           16,513
Harley-Davidson Inc.                                       536           21,365
K2 Inc./(1)/                                               393            4,814
Sabre Holdings Corp.                                       637           15,702
-------------------------------------------------------------------------------
                                                                         58,394
-------------------------------------------------------------------------------

LODGING - 0.09%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                           352           14,164
Hilton Hotels Corp.                                        915           11,703
Marriott International Inc. Class A                        486           18,672
-------------------------------------------------------------------------------
                                                                         44,539
-------------------------------------------------------------------------------

MACHINERY - 0.16%
-------------------------------------------------------------------------------
Briggs & Stratton Corp.                                    335           16,917
Caterpillar Inc.                                           460           25,604
Deere & Co.                                                336           15,355
Dover Corp.                                                469           14,051
Gardner Denver Inc./(1)/                                   215            4,399
Kadant Inc./(1)/                                           311            5,831
-------------------------------------------------------------------------------
                                                                         82,157
-------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MANUFACTURERS - 1.07%
-------------------------------------------------------------------------------
Crane Co.                                                  614   $       13,895
Danaher Corp.                                              251           17,081
Eastman Kodak Co.                                          605           16,547
Eaton Corp.                                                191           15,015
General Electric Co.                                    10,945          313,903
Honeywell International Inc.                             1,257           33,750
Illinois Tool Works Inc.                                   378           24,891
ITT Industries Inc.                                        203           13,288
Pall Corp.                                                 606           13,635
3M Co.                                                     316           40,758
Tyco International Ltd.                                  2,764           52,461
-------------------------------------------------------------------------------
                                                                        555,224
-------------------------------------------------------------------------------

MANUFACTURING - 0.06%
-------------------------------------------------------------------------------
Acuity Brands Inc.                                       1,216           22,095
ESCO Technologies Inc./(1)/                                201            8,844
-------------------------------------------------------------------------------
                                                                         30,939
-------------------------------------------------------------------------------

MEDIA - 1.15%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                                6,342          102,043
Beasley Broadcast Group Inc. Class A/(1)/                  429            5,869
Clear Channel Communications Inc./(1)/                   1,004           42,560
Comcast Corp. Class A/(1)/                               5,065          152,862
Dow Jones & Co. Inc.                                       236           10,155
Gannett Co. Inc.                                           236           18,127
Knight Ridder Inc.                                         105            7,238
McGraw-Hill Companies Inc. (The)                           244           15,128
Meredith Corp.                                             369           16,236
New York Times Co. Class A                                 208            9,464
Pulitzer Inc.                                              201            9,933
TiVo Inc./(1)/                                           1,254           15,274
Tribune Co.                                                553           26,710
Viacom Inc. Class B/(1)/                                 2,451          107,011
Walt Disney Co. (The)                                    2,975           58,756
-------------------------------------------------------------------------------
                                                                        597,366
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.03%
-------------------------------------------------------------------------------
Worthington Industries Inc.                              1,293           17,326
-------------------------------------------------------------------------------
                                                                         17,326
-------------------------------------------------------------------------------

METALS-DIVERSIFIED - 0.04%
-------------------------------------------------------------------------------
Griffon Corp./(1)/                                         729           11,664
Gulf Island Fabrication Inc./(1)/                          658           11,133
-------------------------------------------------------------------------------
                                                                         22,797
-------------------------------------------------------------------------------

MINING - 0.14%
-------------------------------------------------------------------------------
Alcoa Inc.                                               1,314           33,507
Newmont Mining Corp.                                       757           24,572
Phelps Dodge Corp./(1)/                                    319           12,230
-------------------------------------------------------------------------------
                                                                         70,309
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.10%
-------------------------------------------------------------------------------
General Binding Corp./(1)/                                 393            4,716
Global Imaging Systems Inc./(1)/                           391            9,056
Imagistics International Inc./(1)/                         544           14,035
Pitney Bowes Inc.                                          297           11,408
Xerox Corp./(1)/                                         1,001           10,601
-------------------------------------------------------------------------------
                                                                         49,816
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.35%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                         233           11,459
Anadarko Petroleum Corp.                                   569           25,303
Burlington Resources Inc.                                  541           29,252
ChevronTexaco Corp.                                      1,295           93,499
ConocoPhillips                                             916           50,197
Devon Energy Corp.                                         376           20,078
Exxon Mobil Corp.                                        8,465          303,978
Kerr-McGee Corp.                                           406           18,189
Magnum Hunter Resources Inc./(1)/                        1,930           15,421
Marathon Oil Corp.                                         652           17,180
Plains Exploration & Production Co./(1)/                   615            6,648
Plains Resource Inc./(1)/                                1,440           20,376
Rowan Companies Inc./(1)/                                  900           20,160
South Jersey Industries Inc.                               437           16,103
Sunoco Inc.                                                209            7,888
Transocean Inc./(1)/                                     1,059           23,266
Unocal Corp.                                               709           20,341
-------------------------------------------------------------------------------
                                                                        699,338
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.18%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                          961           32,261
Halliburton Co.                                          1,045           24,035
Lufkin Industries Inc.                                     250            6,087
Schlumberger Ltd.                                          686           32,633
-------------------------------------------------------------------------------
                                                                         95,016
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.10%
-------------------------------------------------------------------------------
Ball Corp.                                                 258           11,742
Bemis Co.                                                  315           14,742
Pactiv Corp./(1)/                                          798           15,729
Sealed Air Corp./(1)/                                      238           11,343
-------------------------------------------------------------------------------
                                                                         53,556
-------------------------------------------------------------------------------

PHARMACEUTICALS - 1.91%
-------------------------------------------------------------------------------
Abbott Laboratories                                      1,740           76,142
Allergan Inc.                                              182           14,032
AmerisourceBergen Corp.                                    213           14,772
Antigenics Inc./(1)/                                     1,271           14,642
Barr Laboratories Inc./(1)/                                182           11,921
Bristol-Myers Squibb Co.                                 2,210           60,001
Cardinal Health Inc.                                       619           39,802
Corixa Corp./(1)/                                        1,600           12,368
Forest Laboratories Inc./(1)/                              371           20,312
Gilead Sciences Inc./(1)/                                  211           11,727
King Pharmaceuticals Inc./(1)/                             600            8,856

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS (Continued)
-------------------------------------------------------------------------------
La Jolla Pharmaceutical Co./(1)/                         1,365   $        4,464
Lilly (Eli) & Co.                                        1,276           88,006
MedImmune Inc./(1)/                                        388           14,112
Merck & Co. Inc.                                         2,460          148,953
MGI Pharma Inc./(1)/                                       525           13,456
Penwest Pharmaceuticals Co./(1)/                           498           12,136
Pfizer Inc.                                              9,001          307,384
Schering-Plough Corp.                                    1,794           33,368
Watson Pharmaceuticals Inc./(1)/                           386           15,583
Wyeth                                                    1,493           68,006
-------------------------------------------------------------------------------
                                                                        990,043
-------------------------------------------------------------------------------

PIPELINES - 0.03%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                        297            1,247
El Paso Corp.                                            1,166            9,421
Williams Companies Inc.                                    768            6,067
-------------------------------------------------------------------------------
                                                                         16,735
-------------------------------------------------------------------------------

REAL ESTATE - 0.18%
-------------------------------------------------------------------------------
Boykin Lodging Co.                                       2,561           19,976
Entertainment Properties Trust                           1,123           32,286
Mid Atlantic Realty Trust                                1,986           41,587
-------------------------------------------------------------------------------
                                                                         93,849
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.10%
-------------------------------------------------------------------------------
Equity Office Properties Trust                             821           22,175
Mid-America Apartment Communities Inc.                   1,067           28,820
-------------------------------------------------------------------------------
                                                                         50,995
-------------------------------------------------------------------------------

RETAIL - 1.90%
-------------------------------------------------------------------------------
AutoZone Inc./(1)/                                         109            8,281
Bed Bath & Beyond Inc./(1)/                                479           18,590
Best Buy Co. Inc./(1)/                                     471           20,686
Big Lots Inc./(1)/                                         400            6,016
Brookstone Inc./(1)/                                       802           16,240
CarMax Inc./(1)/                                           527           15,889
Circuit City Stores Inc.                                   623            5,482
Cost Plus Inc./(1)/                                        307           10,948
CVS Corp.                                                  516           14,463
Darden Restaurants Inc.                                    706           13,400
Dillards Inc. Class A                                      385            5,186
Dollar General Corp.                                       601           10,974
eBay Inc./(1)/                                             477           49,694
Fred's Inc.                                                321           11,935
Gap Inc. (The)                                           1,214           22,775
Gart Sports Co./(1)/                                       277            7,856
Hancock Fabrics Inc.                                       350            5,652
Home Depot Inc.                                          2,572           85,185
Jill (J.) Group Inc. (The)/(1)/                            417            7,022
Kohls Corp./(1)/                                           420           21,580
Limited Brands Inc.                                        885           13,718
Longs Drug Stores Corp.                                    388            6,441
Lowe's Companies Inc.                                      878           37,710
MarineMax Inc./(1)/                                        358            5,012
May Department Stores Co. (The)                            691           15,382
McDonald's Corp.                                         2,006           44,252
Movie Gallery Inc./(1)/                                    562           10,369
Nordstrom Inc.                                             548           10,697
Office Depot Inc./(1)/                                     811           11,768
1-800 CONTACTS INC./(1)/                                   401            9,816
1-800-FLOWERS.COM Inc./(1)/                                358            2,950
PC Connection Inc./(1)/                                    143              972
RadioShack Corp.                                           283            7,446
Sears, Roebuck and Co.                                     500           16,820
ShopKo Stores Inc./(1)/                                    650            8,450
Staples Inc./(1)/                                          940           17,249
Starbucks Corp./(1)/                                       351            8,607
Target Corp.                                             1,387           52,484
TJX Companies Inc.                                         884           16,655
Ultimate Electronics Inc./(1)/                             343            4,397
United Auto Group Inc./(1)/                                479           10,433
Walgreen Co.                                             1,204           36,240
Wal-Mart Stores Inc.                                     4,824          258,904
Wendy's International Inc.                                 650           18,831
Whitehall Jewellers Inc./(1)/                              215            1,950
-------------------------------------------------------------------------------
                                                                        985,407
-------------------------------------------------------------------------------

SEMICONDUCTORS - 0.87%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         1,208            7,743
Agere Systems Inc. Class B/(1)/                          6,828           15,704
Altera Corp./(1)/                                          562            9,217
Analog Devices Inc./(1)/                                   573           19,952
Applied Materials Inc./(1)/                              2,225           35,289
Applied Micro Circuits Corp./(1)/                        2,652           16,045
Broadcom Corp. Class A/(1)/                                696           17,337
Integrated Device Technology Inc./(1)/                     600            6,630
Intel Corp.                                              7,304          151,806
KLA-Tencor Corp./(1)/                                      350           16,272
Linear Technology Corp.                                    452           14,559
LSI Logic Corp./(1)/                                     1,227            8,687
Maxim Integrated Products Inc.                             514           17,574
Micron Technology Inc./(1)/                              1,126           13,095
Mykrolis Corp./(1)/                                        658            6,679
PMC-Sierra Inc./(1)/                                       700            8,211
QLogic Corp./(1)/                                          311           15,031
Teradyne Inc./(1)/                                         594           10,282
Texas Instruments Inc.                                   2,541           44,722
Xilinx Inc./(1)/                                           653           16,527
-------------------------------------------------------------------------------
                                                                        451,362
-------------------------------------------------------------------------------

SOFTWARE - 1.35%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                         503           16,131
Akamai Technologies Inc./(1)/                            2,100           10,038
Alico Inc.                                                 215            5,308
Automatic Data Processing Inc.                             887           30,034
BMC Software Inc./(1)/                                     804           13,129
Certegy Inc./(1)/                                          392           10,878

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SOFTWARE (Continued)
-------------------------------------------------------------------------------
Computer Associates International Inc.                   1,146   $       25,533
Compuware Corp./(1)/                                     1,111            6,410
Electronic Arts Inc./(1)/                                  264           19,533
F5 Networks Inc./(1)/                                      500            8,425
First Data Corp.                                         1,005           41,647
IMS Health Inc.                                            775           13,942
Intuit Inc./(1)/                                           400           17,812
Microsoft Corp.                                         12,311          315,285
Novell Inc./(1)/                                         3,479           10,715
Oracle Corp./(1)/                                        5,547           66,675
PeopleSoft Inc./(1)/                                       600           10,554
Per-Se Technologies Inc./(1)/                              429            4,818
Siebel Systems Inc./(1)/                                 1,422           13,566
Vastera Inc./(1)/                                        1,947           11,624
Websense Inc./(1)/                                         655           10,257
Yahoo! Inc./(1)/                                         1,083           35,479
-------------------------------------------------------------------------------
                                                                        697,793
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.30%
-------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                           682            1,588
Andrew Corp./(1)/                                          683            6,284
Avaya Inc./(1)/                                            712            4,600
CIENA Corp./(1)/                                         2,412           12,518
Comverse Technology Inc./(1)/                              507            7,620
JDS Uniphase Corp./(1)/                                  2,158            7,575
Lucent Technologies Inc./(1)/                            9,917           20,132
Motorola Inc.                                            3,669           34,599
QUALCOMM Inc.                                              951           33,998
Tellabs Inc./(1)/                                          573            3,765
Terayon Communication Systems Inc./(1)/                  5,390           14,715
Tollgrade Communications Inc./(1)/                         443            8,262
-------------------------------------------------------------------------------
                                                                        155,656
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.51%
-------------------------------------------------------------------------------
Anaren Inc./(1)/                                           871            8,161
AT&T Wireless Services Inc./(1)/                         3,289           27,003
Catapult Communications Corp./(1)/                         679            7,211
Corning Inc./(1)/                                        2,623           19,384
InterDigital Communications Corp./(1)/                     372            8,694
Nextel Communications Inc. Class A/(1)/                  1,421           25,692
Qwest Communications International Inc./(1)/             2,119           10,129
Sprint Corp. (PCS Group)/(1)/                            1,659            9,539
Verizon Communications Inc.                              3,748          147,859
-------------------------------------------------------------------------------
                                                                        263,672
-------------------------------------------------------------------------------

TELEPHONE - 0.52%
-------------------------------------------------------------------------------
Alltel Corp.                                               579           27,919
AT&T Corp.                                               1,108           21,329
BellSouth Corp.                                          2,653           70,649
CenturyTel Inc.                                            410           14,289
SBC Communications Inc.                                  4,408          112,624
Sprint Corp. (FON Group)                                 1,551           22,334
-------------------------------------------------------------------------------
                                                                        269,144
-------------------------------------------------------------------------------

TEXTILES - 0.00%
-------------------------------------------------------------------------------
Interface Inc. Class A                                     536            2,487
-------------------------------------------------------------------------------
                                                                          2,487
-------------------------------------------------------------------------------

TOBACCO - 0.24%
-------------------------------------------------------------------------------
Altria Group Inc.                                        2,300          104,512
UST Inc.                                                   505           17,690
-------------------------------------------------------------------------------
                                                                        122,202
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.07%
-------------------------------------------------------------------------------
Hasbro Inc.                                                703           12,295
Mattel Inc.                                                928           17,558
Topps Co. (The)/(1)/                                       536            4,604
-------------------------------------------------------------------------------
                                                                         34,457
-------------------------------------------------------------------------------

TRANSPORTATION - 0.30%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         555           15,784
FedEx Corp.                                                623           38,645
Union Pacific Corp.                                        218           12,648
United Parcel Service Inc. Class B                       1,386           88,288
-------------------------------------------------------------------------------
                                                                        155,365
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.03%
-------------------------------------------------------------------------------
Ryder System Inc.                                          696           17,832
-------------------------------------------------------------------------------
                                                                         17,832
-------------------------------------------------------------------------------

WATER - 0.02%
-------------------------------------------------------------------------------
American States Water Co.                                  364            9,937
-------------------------------------------------------------------------------
                                                                          9,937
-------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $13,520,698)                                                  13,624,534
-------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 8.50%

AUSTRALIA - 0.37%
-------------------------------------------------------------------------------
Coles Myer Ltd.                                          4,600           21,595
Coles Myer Ltd. ADR                                        384           14,323
Commonwealth Property Office Fund                       53,601           43,137
National Australia Bank ADR                                416           46,696
News Corporation Ltd. ADR                                  348           10,534
Rio Tinto PLC ADR                                          368           28,170
Westpac Banking Corp. Ltd.                               1,580           17,219
Westpac Banking Corp. Ltd. ADR                             240           13,123
-------------------------------------------------------------------------------
                                                                        194,797
-------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

DENMARK - 0.14%
-------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                     1,477   $       51,208
TDC A/S ADR                                              1,244           18,847
-------------------------------------------------------------------------------
                                                                         70,055
-------------------------------------------------------------------------------

FINLAND - 0.25%
-------------------------------------------------------------------------------
Outokumpu OYJ                                            5,474           48,088
Rautaruukki OYJ/(1)/                                    18,768           80,821
-------------------------------------------------------------------------------
                                                                        128,909
-------------------------------------------------------------------------------

FRANCE - 0.68%
-------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                      1,516           13,568
Autoroutes du Sud de la France SA                           56            1,637
Aventis SA ADR                                             766           41,900
AXA ADR                                                  1,699           26,521
BNP Paribas SA                                             839           42,633
France Telecom SA ADR                                      258            6,360
Groupe Wanadoo SA/(1)/                                   4,546           30,435
LVMH Moet Hennessy Louis Vuitton SA                        382           18,946
Renault SA                                               1,366           72,220
Societe Generale Class A                                   140            8,874
Total SA                                                   989           74,966
Vivendi Universal SA/(1)/                                  595           10,830
Vivendi Universal SA ADR/(1)/                              270            4,979
-------------------------------------------------------------------------------
                                                                        353,869
-------------------------------------------------------------------------------

GERMANY - 0.41%
-------------------------------------------------------------------------------
Allianz AG                                                 269           22,359
DaimlerChrysler AG                                       1,120           38,886
Deutsche Bank AG                                           265           17,188
Deutsche Telekom AG ADR/(1)/                             1,426           21,675
E.ON AG                                                  1,093           56,193
SAP AG ADR                                                 451           13,178
Siemens AG                                                 919           45,084
-------------------------------------------------------------------------------
                                                                        214,563
-------------------------------------------------------------------------------

HONG KONG - 0.15%
-------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                              6,000           36,085
Hutchison Whampoa Ltd.                                   3,000           18,274
New World Development Co. Ltd.                          23,000            8,922
Sun Hung Kai Properties Ltd.                             2,000           10,105
-------------------------------------------------------------------------------
                                                                         73,386
-------------------------------------------------------------------------------

IRELAND - 0.08%
-------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                               1,380           41,276
-------------------------------------------------------------------------------
                                                                         41,276
-------------------------------------------------------------------------------

ITALY - 0.39%
-------------------------------------------------------------------------------
Assicurazioni Generali SpA                               2,471           57,262
Benetton Group SpA ADR                                     865           18,165
Eni SpA                                                  3,186           48,184
ENI-Ente Nazionale Idrocarburi SpA ADR                     154           11,710
Fiat SpA ADR/(1)/                                          819            5,880
San Paolo-IMI SpA ADR                                    1,098           20,664
Seat-Pagine Gialle SpA/(1)/                             60,712           42,180
-------------------------------------------------------------------------------
                                                                        204,045
-------------------------------------------------------------------------------

JAPAN - 1.70%
-------------------------------------------------------------------------------
Canon Inc.                                               1,000           45,888
Canon Inc. ADR                                             372           16,982
Casio Computer Co. Ltd.                                 15,000           95,815
Dai Nippon Printing Co. Ltd.                             3,000           31,730
Fuji Photo Film Co. Ltd.                                 1,000           28,899
Fuji Photo Film Co. Ltd. ADR                               281            8,096
Fujitsu Ltd.                                             7,000           28,682
Honda Motor Company Ltd. ADR                               764           14,554
Ito-Yokado Co. Ltd.                                      1,000           23,943
Ito-Yokado Co. Ltd. ADR/(2)/                               343            8,191
Japan Airlines System Corp. ADR                            868            9,250
Kinki Nippon Railway Co. Ltd.                           14,000           36,377
Kirin Brewery Co. Ltd. ADR                               2,740           19,070
Kubota Corp. ADR                                         1,264           17,127
Kyocera Corp. ADR                                          118            6,726
Makita Corp. ADR                                           347            2,741
Matsushita Electric Industrial Co. Ltd.                  1,000            9,902
Millea Holdings Inc. ADR                                   754           28,984
Mitsubishi Corp. ADR                                       992           13,541
Mitsui & Co. ADR                                           136           13,396
Mizuho Financial Group Inc./(1)/                            12            9,484
Murata Manufacturing Co. Ltd.                              800           31,447
NEC Corp./(1)/                                           4,000           19,988
NEC Corp. ADR                                            3,107           15,659
Nippon Telegraph & Telephone Corp. ADR                     685           13,563
Nissan Motor Co. Ltd. ADR                                1,182           22,399
Nomura Holdings Inc.                                     4,000           50,768
NTT DoCoMo Inc.                                             17           36,810
Pioneer Corp. ADR                                          480           10,930
Ricoh Corp. Ltd. ADR                                       146           12,228
Secom Co. Ltd.                                           1,000           29,315
Sony Corp.                                               1,000           28,149
Sony Corp. ADR                                               1               28
Takeda Chemical Industries Ltd.                          1,000           36,894
Tokyo Electric Power Co. Inc. (The)                      2,100           40,137
Toyota Motor Corp.                                       2,000           51,801
-------------------------------------------------------------------------------
                                                                        869,494
-------------------------------------------------------------------------------

NETHERLANDS - 0.54%
-------------------------------------------------------------------------------
Abn Amro Holding NV ADR                                  1,681           32,090
Aegon NV ADR                                               880            8,835
Akzo Nobel NV ADR                                          472           12,579
ING Groep NV                                             1,508           26,201
ING Groep NV ADR                                           616           10,798
Koninklijke Ahold NV ADR                                 1,162            9,726

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

NETHERLANDS (Continued)
-------------------------------------------------------------------------------
Koninklijke Philips Electronics NV NY Shares               850   $       16,244
Reed Elsevier NV ADR                                     1,491           35,411
Royal Dutch Petroleum Co.                                1,320           61,270
Unilever NV CVA                                          1,303           69,907
-------------------------------------------------------------------------------
                                                                        283,061
-------------------------------------------------------------------------------

PANAMA - 0.06%
-------------------------------------------------------------------------------
Carnival Corp.                                           1,000           32,510
-------------------------------------------------------------------------------
                                                                         32,510
-------------------------------------------------------------------------------

PORTUGAL - 0.03%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA ADR                           456            4,058
Banco Comercial Portugues SA Class R                     6,000           10,542
-------------------------------------------------------------------------------
                                                                         14,600
-------------------------------------------------------------------------------

SINGAPORE - 0.00%
-------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing Ltd.
 ADR/(1)/                                                  193              994
-------------------------------------------------------------------------------
                                                                            994
-------------------------------------------------------------------------------

SPAIN - 0.32%
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR                   1,578           16,553
Banco Santander Central Hispano SA ADR                   4,523           39,893
Repsol YPF SA ADR                                          945           15,281
Telefonica SA                                            7,839           91,009
-------------------------------------------------------------------------------
                                                                        162,736
-------------------------------------------------------------------------------

SWEDEN - 0.30%
-------------------------------------------------------------------------------
Hoganas AB Class B                                       4,069           82,855
Sapa AB                                                  3,728           74,980
-------------------------------------------------------------------------------
                                                                        157,835
-------------------------------------------------------------------------------

SWITZERLAND - 0.78%
-------------------------------------------------------------------------------
Adecco SA ADR                                            1,038           10,847
Centerpulse ADR                                            569           15,363
Credit Suisse Group                                      1,867           49,137
Nestle SA                                                  340           70,156
Novartis AG                                              2,079           82,267
Roche Holding AG - Genusschein                           1,073           84,165
UBS AG - Registered                                      1,603           89,171
-------------------------------------------------------------------------------
                                                                        401,106
-------------------------------------------------------------------------------

UNITED KINGDOM - 2.30%
-------------------------------------------------------------------------------
AstraZeneca PLC                                          2,550          102,252
Barclays PLC ADR/(3)/                                    1,232           36,861
BP PLC                                                  15,672          108,681
BP PLC ADR                                                 696           29,246
British American Tobacco PLC                             6,353           72,073

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
-------------------------------------------------------------------------------
British Sky Broadcasting PLC ADR/(1)/                      363   $       16,371
British Telecom PLC ADR                                    552           18,580
Cadbury Schweppes PLC ADR                                1,107           26,767
Diageo PLC ADR                                           1,519           66,471
GlaxoSmithKline PLC                                      5,301          106,981
Hanson PLC ADR                                             937           26,480
HBOS PLC                                                11,212          145,144
Hong Kong & Shanghai Banking ADR                           362           21,398
HSBC Holdings PLC                                        9,842          116,284
Lloyds TSB Group PLC                                     2,286           16,230
Reuters Group PLC ADR                                      273            4,799
Royal Bank of Scotland Group PLC                         2,788           78,211
Shell Transport & Trading Co. PLC                        4,033           26,620
Tesco PLC                                               21,161           76,560
Vodafone Group PLC                                      21,251           41,555
Vodafone Group PLC ADR                                   2,697           52,996
-------------------------------------------------------------------------------
                                                                      1,190,560
-------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $4,761,819)                                                    4,393,796
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $18,282,517)                                                  18,018,330
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 62.84%
-------------------------------------------------------------------------------
U.S. Treasury Notes
  1.50%,  02/28/05                              $    2,235,000        2,245,739
  1.63%,  01/31/05                                   2,090,000        2,104,369
  1.63%,  04/30/05                                   3,020,000        3,039,817
  1.88%,  09/30/04                                   1,500,000        1,514,766
  2.00%,  05/15/06                                   1,475,000        1,490,672
  3.25%,  08/15/07                                   1,605,000        1,675,031
  3.88%,  02/15/13                                     470,000          483,641
  4.00%,  11/15/12                                     950,000          988,557
  4.75%,  11/15/08                                   1,090,000        1,208,325
  4.88%,  02/15/12                                     460,000          511,318
  5.00%,  08/15/11                                   2,200,000        2,467,782
  5.50%,  05/15/09                                     800,000          921,437
  5.63%,  05/15/08                                   1,790,000        2,052,067
  5.75%,  11/15/05                                   3,025,000        3,329,273
  5.75%,  08/15/10                                     500,000          585,254
  5.88%,  11/15/04                                     200,000          212,852
  6.00%,  08/15/04                                     400,000          422,031
  6.13%,  08/15/07                                     200,000          231,352
  6.50%,  10/15/06                                   1,920,000        2,205,899
  6.75%,  05/15/05                                     700,000          770,902
  7.00%,  07/15/06                                   1,575,000        1,820,355
  7.25%,  08/15/04                                     900,000          962,050
  7.50%,  02/15/05                                     400,000          440,500
  7.88%,  11/15/04                                     800,000          873,094
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $31,351,021)                                                  32,557,083
-------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 25.65%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
   Institutional Shares/(4)/                         7,833,795   $    7,833,795
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
   Shares/(4)/                                       2,064,105        2,064,105
BlackRock Temp Cash Money Market Fund/(4)/             104,091          104,091
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(4)/                    541,248          541,248
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional Shares/(4)/           229,345          229,345
Abbey National Treasury Services PLC,
 Time Deposit
  1.38%,  07/01/03/(4)/                         $      137,607          137,607
Beta Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(4)/                                114,655          114,655
  1.17%,  08/15/03/(4)/                                172,018          172,018
Canadian Imperial Bank of Commerce, Floating
 Rate Note
  1.07%,  10/30/03/(4)/                                 91,738           91,738
CC USA Inc., Floating Rate Note
  1.10%,  04/19/04/(4)/                                100,907          100,907
  1.31%,  05/24/04/(4)/                                229,322          229,322
Dorada Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(4)/                                229,310          229,310
Five Finance Inc., Floating Rate Note
  1.15%,  04/15/04/(4)/                                114,672          114,672
HBOS Treasury Services PLC, Floating
 Rate Note
  1.27%,  06/24/04/(4)/                                229,345          229,345
Holmes Financing PLC, Floating Rate Bond
  1.14%,  04/15/04/(4)/                                 45,869           45,869
K2 USA LLC, Floating Rate Note
  1.15%,  05/17/04/(4)/                                114,667          114,667
  1.22%,  04/13/04/(4)/                                114,667          114,667
Links Finance LLC, Floating Rate Note
  0.98%,  06/28/04/(4)/                                114,649          114,649
  1.08%,  03/29/04/(4)/                                114,672          114,672
  1.29%,  05/04/04/(4)/                                114,667          114,667
Sigma Finance Inc., Floating Rate Note
  1.13%,  10/15/03/(4)/                                229,333          229,333
White Pine Finance LLC, Floating Rate Note
  1.07%,  04/20/04/(4)/                                114,672          114,672
  1.14%,  05/17/04/(4)/                                137,607          137,607
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $13,292,961)                                                  13,292,961
-------------------------------------------------------------------------------

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.31%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement,
 dated 06/30/03, due 07/01/03, with an
 effective yield of 1.30%./(4)/                 $      114,672   $      114,672
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03,
 due 07/01/03, with an effective yield
 of 1.38%./(4)/                                         45,869           45,869
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $160,541)                                                        160,541
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES  - 123.58%
(Cost $63,087,040)                                                   64,028,915
-------------------------------------------------------------------------------

Other Assets, Less Liabilities  - (23.58%)                          (12,218,334)
-------------------------------------------------------------------------------

NET ASSETS  - 100.00%                                            $   51,810,581
===============================================================================

/(1)/   Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/   Issuer is an affiliate of the Master Portfolio's investment advisor. See
        Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 49.83%

U.S. COMMON STOCKS - 37.66%

ADVERTISING - 0.09%
-------------------------------------------------------------------------------
ADVO Inc./(1)/                                             705   $       31,302
Interpublic Group of Companies Inc.                      2,673           35,765
Omnicom Group Inc.                                         956           68,545
-------------------------------------------------------------------------------
                                                                        135,612
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.50%
-------------------------------------------------------------------------------
Boeing Co. (The)                                         4,178          143,389
Curtiss-Wright Corp.                                       367           23,194
General Dynamics Corp.                                   1,149           83,302
Goodrich (B.F.) Co.                                      1,120           23,520
Lockheed Martin Corp.                                    2,252          107,128
Northrop Grumman Corp.                                     841           72,570
Raytheon Co.                                             2,129           69,916
Rockwell Collins Inc.                                    1,478           36,403
United Technologies Corp.                                2,336          165,459
-------------------------------------------------------------------------------
                                                                        724,881
-------------------------------------------------------------------------------

AGRICULTURE - 0.01%
-------------------------------------------------------------------------------
Maui Land & Pineapple Co. Inc./(1)/                        932           20,951
-------------------------------------------------------------------------------
                                                                         20,951
-------------------------------------------------------------------------------

AIRLINES - 0.10%
-------------------------------------------------------------------------------
Alaska Air Group Inc./(1)/                                 216            4,633
AMR Corp./(1)/                                           1,511           16,621
Continental Airlines Inc. Class B/(1)/                   1,448           21,677
Delta Air Lines Inc.                                       916           13,447
Northwest Airlines Corp./(1)/                              645            7,282
Southwest Airlines Co.                                   4,577           78,724
-------------------------------------------------------------------------------
                                                                        142,384
-------------------------------------------------------------------------------

APPAREL - 0.14%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                              832           24,344
Liz Claiborne Inc.                                       1,333           46,988
Nike Inc. Class B                                        1,615           86,386
VF Corp.                                                 1,141           38,760
-------------------------------------------------------------------------------
                                                                        196,478
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.23%
-------------------------------------------------------------------------------
CLARCOR Inc.                                               867           33,423
Dura Automotive Systems Inc./(1)/                        1,200           11,772
Ford Motor Company                                       9,807          107,779
General Motors Corp.                                     2,907          104,652
Navistar International Corp./(1)/                          643           20,981
PACCAR Inc.                                                805           54,386
-------------------------------------------------------------------------------
                                                                        332,993
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.10%
-------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                 1,588           27,933
Dana Corp.                                               1,344           15,537
Delphi Corp.                                             3,260           28,134
Goodyear Tire & Rubber Co. (The)                         1,189            6,242
Modine Manufacturing Co.                                 1,200           23,244
Superior Industries International Inc.                     598           24,937
Visteon Corp.                                            1,754           12,050
-------------------------------------------------------------------------------
                                                                        138,077
-------------------------------------------------------------------------------

BANKS - 3.12%
-------------------------------------------------------------------------------
AmSouth Bancorp                                          2,922           63,816
BancTrust Financial Group Inc.                             486            7,805
Bank of America Corp.                                    7,645          604,184
Bank of New York Co. Inc. (The)                          3,866          111,147
Bank One Corp.                                           5,748          213,711
BankUnited Financial Corp. Class A/(1)/                  1,399           28,190
Banner Corp.                                             1,280           26,227
BB&T Corp.                                               2,506           85,956
Cascade Bancorp                                            296            5,130
Century Bancorp Inc. Class A                                37            1,102
CFS Bancorp Inc.                                         2,765           38,986
Charter One Financial Inc.                               1,629           50,792
City Bank                                                  843           22,812
Coastal Financial Corp.                                    110            1,417
Comerica Inc.                                            1,161           53,986
Community Trust Bancorp Inc.                             1,525           39,863
Dime Community Bancshares                                1,802           45,861
Eastern Virginia Bankshares                                263            6,036
Farmers Capital Bank Corp.                                  69            2,205
Fifth Third Bancorp                                      2,612          149,772
First Citizens Banc Corp.                                  224            5,813
First Community Bancshares Inc.                            340           11,937
First Republic Bank/(1)/                                   702           18,673
First Sentinel Bancorp Inc.                              1,907           30,455
FirstFed Financial Corp./(1)/                              324           11,434
Flagstar Bancorp Inc.                                    1,939           47,409
FleetBoston Financial Corp.                              5,406          160,612
Gold Bancorp Inc.                                        1,950           20,494
Golden West Financial Corp.                                818           65,448
Heartland Financial USA Inc.                                39            1,256
Huntington Bancshares Inc.                               3,191           62,288
Investors Financial Services Corp.                         946           27,443
KeyCorp                                                  2,670           67,471
MAF Bancorp Inc.                                           986           36,551
Marshall & Ilsley Corp.                                  1,685           51,527
Mellon Financial Corp.                                   1,872           51,948
NASB Financial Inc.                                         47            1,363
National Bankshares Inc.                                    38            1,503
National City Corp.                                      3,303          108,041
NBT Bancorp Inc.                                         1,487           28,773
Northern States Financial Corp.                            239            6,862
Northern Trust Corp.                                     1,174           49,061
Northwest Bancorp Inc.                                   1,992           31,872
OceanFirst Financial Corp.                               1,618           39,528

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

BANKS (Continued)
-------------------------------------------------------------------------------
Old Point Financial Corp.                                  153   $        4,484
PNC Financial Services Group                             1,474           71,946
Regions Financial Corp.                                  1,582           53,440
Republic Bancorp Inc.                                    2,215           29,725
Republic Bancorp Inc. Class A                            1,314           19,487
Republic Bancshares Inc.                                 1,372           34,314
Royal Bancshares of Pennsylvania Class A                 1,845           39,391
SoundView Technology Group Inc./(1)/                     1,647           16,666
SouthTrust Corp.                                         2,445           66,504
State Street Corp.                                       1,889           74,427
Sterling Bancorp (New York)                              1,209           33,719
Sterling Financial Corp. (Pennsylvania)                  1,165           27,086
SunTrust Banks Inc.                                      1,596           94,707
Synovus Financial Corp.                                  2,317           49,815
Texas Regional Bancshares Inc. Class A                     859           29,807
U.S. Bancorp                                            10,675          261,537
UMB Financial Corp.                                        481           20,394
Umpqua Holdings Corp.                                      362            6,874
United Community Financial Corp.                         1,950           18,018
United Security Bancshares Inc.                             22              994
USB Holding Co. Inc.                                     1,585           28,134
Wachovia Corp.                                           6,809          272,088
Washington Mutual Inc.                                   4,480          185,024
Wayne Bancorp Inc.                                         342           10,428
Wells Fargo & Company                                    8,686          437,774
West Coast Bancorp                                       2,656           48,339
Westamerica Bancorp                                        671           28,907
Zions Bancorporation                                       882           44,638
-------------------------------------------------------------------------------
                                                                      4,505,427
-------------------------------------------------------------------------------

BEVERAGES - 0.85%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                            3,181          162,390
Brown-Forman Corp. Class B                                 492           38,681
Coca-Cola Co. (The)                                     11,877          551,212
Coca-Cola Enterprises Inc.                               3,105           56,356
National Beverage Corp./(1)/                             2,077           28,870
Pepsi Bottling Group Inc.                                1,841           36,857
PepsiCo Inc.                                             7,964          354,398
-------------------------------------------------------------------------------
                                                                      1,228,764
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.56%
-------------------------------------------------------------------------------
Acacia Research - CombiMatrix/(1)/                         676            1,636
Affymetrix Inc./(1)/                                       433            8,534
Amgen Inc./(1)/                                          6,253          415,449
Applera Corp. - Celera Genomics Group/(1)/               1,539           15,882
Biogen Inc./(1)/                                           810           30,780
Cambrex Corp.                                              147            3,384
Cephalon Inc./(1)/                                         377           15,517
Chiron Corp./(1)/                                        1,111           48,573
CryoLife Inc./(1)/                                         197            2,039
Genentech Inc./(1)/                                      1,167           84,164
Genzyme Corp. - General Division/(1)/                    1,248           52,166
Human Genome Sciences Inc./(1)/                          1,081           13,750
IDEC Pharmaceuticals Corp./(1)/                            723           24,582
Integra LifeSciences Holdings Corp./(1)/                   961           25,351
Invitrogen Corp./(1)/                                      224            8,595
Millennium Pharmaceuticals Inc./(1)/                     1,845           29,022
Nektar Therapeutics/(1)/                                   327            3,018
Protein Design Labs Inc./(1)/                              759           10,611
Regeneron Pharmaceuticals Inc./(1)/                        313            4,930
TECHNE Corp./(1)/                                          460           13,956
-------------------------------------------------------------------------------
                                                                        811,939
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.08%
-------------------------------------------------------------------------------
Masco Corp.                                              3,262           77,799
Mestek Inc./(1)/                                            69            1,242
Vulcan Materials Co.                                     1,042           38,627
-------------------------------------------------------------------------------
                                                                        117,668
-------------------------------------------------------------------------------

CHEMICALS - 0.57%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            1,369           56,950
Dow Chemical Co. (The)                                   5,023          155,512
Du Pont (E.t.) de Nemours and Co.                        5,404          225,023
Eastman Chemical Co.                                       679           21,504
Engelhard Corp.                                          1,845           45,701
Great Lakes Chemical Corp.                               1,400           28,560
Hercules Inc./(1)/                                       1,923           19,038
Monsanto Co.                                             1,650           35,706
OM Group Inc.                                              705           10,385
PPG Industries Inc.                                        972           49,319
Praxair Inc.                                               864           51,926
Rohm & Haas Co.                                          1,472           45,676
Sherwin-Williams Co. (The)                               1,504           40,428
Sigma-Aldrich Corp.                                        717           38,847
-------------------------------------------------------------------------------
                                                                        824,575
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.69%
-------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                           1,217           75,162
Arbitron Inc./(1)/                                         816           29,131
Bankrate Inc./(1)/                                         632            7,660
Block (H & R) Inc.                                         849           36,719
Caremark Rx Inc./(1)/                                    1,443           37,056
CDI Corp./(1)/                                           1,012           26,272
Cendant Corp./(1)/                                       6,002          109,957
Coinstar Inc./(1)/                                         340            6,412
Concord EFS Inc./(1)/                                    2,980           43,866
Convergys Corp./(1)/                                     1,632           26,112
Corinthian Colleges Inc./(1)/                              593           28,802
Cornell Companies Inc./(1)/                              1,131           17,123
Corporate Executive Board Co. (The)/(1)/                   675           27,358
Donnelley (R.R.) & Sons Co.                              1,779           46,503
Dun & Bradstreet Corp./(1)/                                902           37,072

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
Ecolab Inc.                                              1,974   $       50,534
Electro Rent Corp./(1)/                                  1,399           15,081
Equifax Inc.                                             1,388           36,088
First Consulting Group Inc./(1)/                         1,093            5,104
GSI Commerce Inc./(1)/                                     179            1,196
Hudson Highland Group Inc./(1)/                             97            1,844
Insurance Auto Auctions Inc./(1)/                        1,490           18,714
InterActiveCorp/(1)/                                       740           29,282
iPayment Holdings Inc./(1)/                                102            2,435
ITT Educational Services Inc./(1)/                         762           22,288
McKesson Corp.                                           1,827           65,297
Medical Staffing Network Holdings Inc./(1)/                499            3,493
Midas Inc./(1)/                                            439            5,321
Monster Worldwide Inc./(1)/                              1,300           25,649
Moody's Corp.                                            1,041           54,871
Paychex Inc.                                             2,092           61,317
Petroleum Helicopters Inc./(1)/                            461           14,545
SM&A/(1)/                                                  482            5,447
Wackenhut Corrections Corp./(1)/                         1,850           25,363
-------------------------------------------------------------------------------
                                                                        999,074
-------------------------------------------------------------------------------

COMPUTERS - 2.08%
-------------------------------------------------------------------------------
Advent Software Inc./(1)/                                  165            2,790
Affiliated Computer Services Inc.
 Class A/(1)/                                              707           32,331
Apple Computer Inc./(1)/                                 2,379           45,486
Black Box Corp.                                            500           18,100
Brocade Communications Systems Inc./(1)/                 2,500           14,725
CCC Information Services Group Inc./(1)/                   558            8,091
Cisco Systems Inc./(1)/                                 33,202          554,141
Computer Sciences Corp./(1)/                             1,153           43,952
Datastream Systems Inc./(1)/                               721            7,635
Dell Computer Corp./(1)/                                12,265          391,989
Drexler Technology Corp./(1)/                               82            1,271
DST Systems Inc./(1)/                                      972           36,936
Electronic Data Systems Corp.                            2,314           49,635
EMC Corp./(1)/                                          12,393          129,755
Enterasys Networks Inc./(1)/                             2,404            7,284
Extreme Networks Inc./(1)/                               1,681            8,909
FactSet Research Systems Inc.                              668           29,425
Gateway Inc./(1)/                                        1,301            4,749
Hewlett-Packard Co.                                     15,748          335,432
International Business Machines Corp.                    7,945          655,462
Internet Security Systems Inc./(1)/                        413            5,984
Interwoven Inc./(1)/                                     4,893           10,862
Juniper Networks Inc./(1)/                               2,261           27,969
Keynote Systems Inc./(1)/                                1,490           15,615
Lexmark International Inc./(1)/                            633           44,797
Manhattan Associates Inc./(1)/                             363            9,427
Maxtor Corp./(1)/                                        1,513           11,363
McDATA Corp. Class A/(1)/                                1,701           24,954
Mindspeed Technologies Inc./(1)/                         2,029            5,477
NCR Corp./(1)/                                             743           19,036
Network Appliance Inc./(1)/                              2,331           37,786
Nuance Communications Inc./(1)/                            527            2,846
Palm Inc./(1)/                                           1,521           24,747
Pegasus Solutions Inc./(1)/                              1,193           19,386
Planar Systems Inc./(1)/                                    49              958
Rainbow Technologies Inc./(1)/                              42              353
Red Hat Inc./(1)/                                        1,823           13,800
Safeguard Scientifics Inc./(1)/                          3,696            9,979
SanDisk Corp./(1)/                                         601           24,250
Sapient Corp./(1)/                                       5,542           15,351
ScanSource Inc./(1)/                                        42            1,123
Seagate Technology Inc./(2)/                             1,574               --
Storage Technology Corp./(1)/                              373            9,601
Sun Microsystems Inc./(1)/                              17,244           79,322
SunGard Data Systems Inc./(1)/                           2,053           53,193
Synopsys Inc./(1)/                                         572           35,378
Take-Two Interactive Software Inc./(1)/                    828           23,466
Turnstone Systems Inc./(1)/                                424            1,064
Unisys Corp./(1)/                                        1,931           23,713
VeriSign Inc./(1)/                                         129            1,784
Veritas Software Corp./(1)/                              2,350           67,374
Western Digital Corp./(1)/                               1,464           15,079
-------------------------------------------------------------------------------
                                                                      3,014,135
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.81%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                 669           34,186
Avon Products Inc.                                       1,228           76,382
Colgate-Palmolive Co.                                    2,395          138,790
Estee Lauder Companies Inc. Class A                        807           27,059
Gillette Co. (The)                                       4,666          148,659
International Flavors & Fragrances Inc.                  1,008           32,185
Kimberly-Clark Corp.                                     2,381          124,145
Procter & Gamble Co.                                     6,625          590,817
-------------------------------------------------------------------------------
                                                                      1,172,223
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.14%
-------------------------------------------------------------------------------
Advanced Energy Industries Inc./(1)/                       215            3,064
CDW Corp./(1)/                                             557           25,511
Costco Wholesale Corp./(1)/                              2,559           93,659
Genuine Parts Co.                                        1,458           46,671
Grainger (W.W.) Inc.                                       760           35,538
-------------------------------------------------------------------------------
                                                                        204,443
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.16%
-------------------------------------------------------------------------------
American Express Co.                                     5,867          245,299
American International Group Inc.                       13,958          770,202
Bear Stearns Companies Inc. (The)                          618           44,756
Capital One Financial Corp.                              1,257           61,819

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
Charter Municipal Mortgage Acceptance Co.                2,823   $       53,665
Citigroup Inc.                                          27,402        1,172,806
Citigroup Inc. Warrants
 (Expires 12/31/50)/(1)/                                   500              510
Countrywide Financial Corp.                                808           56,213
Digital Insight Corp./(1)/                                 997           18,993
DVI Inc./(1)/                                              132              616
Fannie Mae                                               4,524          305,099
Federal Agricultural Mortgage Corp./(1)/                    45            1,006
Federated Investors Inc. Class B                           387           10,612
Financial Federal Corp./(1)/                                57            1,391
Forrester Research Inc./(1)/                             1,200           19,632
Franklin Resources Inc.                                  1,651           64,505
Freddie Mac                                              3,552          180,335
Goldman Sachs Group Inc. (The)                           2,441          204,434
Investment Technology Group Inc./(1)/                      168            3,125
Janus Capital Group Inc.                                 2,282           37,425
Jeffries Group Inc.                                        805           40,081
JP Morgan Chase & Co.                                   10,054          343,646
Lehman Brothers Holdings Inc.                            1,257           83,565
MBNA Corp.                                               6,933          144,484
Merrill Lynch & Co. Inc.                                 4,521          211,040
Morgan Stanley                                           5,624          240,426
Providian Financial Corp./(1)/                           1,066            9,871
Schwab (Charles) Corp. (The)                             7,658           77,269
Seacoast Financial Services Corp.                        1,937           38,353
SLM Corp.                                                2,211           86,605
T. Rowe Price Group Inc.                                 1,244           46,961
-------------------------------------------------------------------------------
                                                                      4,574,744
-------------------------------------------------------------------------------

ELECTRIC - 1.03%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                     3,144           19,964
Allegheny Energy Inc.                                    2,098           17,728
Ameren Corp.                                               947           41,763
American Electric Power Co. Inc.                         1,425           42,508
Avista Corp.                                               950           13,442
Black Hills Corp.                                        1,259           38,651
Calpine Corp./(1)/                                       1,148            7,577
CenterPoint Energy Inc.                                  3,123           25,452
CH Energy Group Inc.                                       945           42,525
Cinergy Corp.                                            1,322           48,636
CMS Energy Corp.                                         2,109           17,083
Consolidated Edison Inc.                                 1,138           49,253
Constellation Energy Group Inc.                          1,397           47,917
Dominion Resources Inc.                                  1,472           94,605
DTE Energy Co.                                           1,089           42,079
Duke Energy Corp.                                        4,752           94,802
Edison International/(1)/                                1,500           24,645
Entergy Corp.                                            1,402           73,998
Exelon Corp.                                             1,853          110,828
FirstEnergy Corp.                                        1,760           67,672
FPL Group Inc.                                           1,004           67,117
NiSource Inc.                                            1,981           37,639
PG&E Corp./(1)/                                          2,250           47,588
Pinnacle West Capital Corp.                                768           28,762
PNM Resources Inc.                                         887           23,727
PPL Corp.                                                1,309           56,287
Progress Energy Inc.                                     1,216           53,382
Public Service Enterprise Group Inc.                       953           40,264
Southern Company                                         4,238          132,056
Texas Genco Holdings Inc.                                  156            3,627
TXU Corp.                                                1,471           33,024
Xcel Energy Inc.                                         2,850           42,864
-------------------------------------------------------------------------------
                                                                      1,487,465
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.04%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                     1,882           29,340
Molex Inc.                                               1,290           34,817
-------------------------------------------------------------------------------
                                                                         64,157
-------------------------------------------------------------------------------

ELECTRONICS - 0.42%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                           2,745           53,665
Applera Corp. - Applied Biosystems Group                 1,727           32,865
ATMI Inc./(1)/                                             323            8,065
Cymer Inc./(1)/                                            340           10,730
DuPont Photomasks Inc./(1)/                                220            4,143
Electro Scientific Industries Inc./(1)/                    362            5,488
Energy Conversion Devices Inc./(1)/                        897            8,163
Exar Corp./(1)/                                            383            6,063
Fairchild Semiconductor International Inc.
 Class A/(1)/                                              427            5,461
General Cable Corp.                                        851            4,595
Hutchinson Technology Inc./(1)/                            584           19,208
II-VI Inc./(1)/                                          1,136           26,219
InVision Technologies Inc./(1)/                            500           12,425
Jabil Circuit Inc./(1)/                                  1,714           37,879
Johnson Controls Inc.                                      546           46,738
Keithley Instruments Inc.                                  863           12,470
Parker Hannifin Corp.                                      813           34,138
PerkinElmer Inc.                                         1,596           22,041
Photon Dynamics Inc./(1)/                                  557           15,390
Photronics Inc./(1)/                                       944           16,473
Power Integrations Inc./(1)/                               324            7,880
Sanmina-SCI Corp./(1)/                                   2,897           18,280
Solectron Corp./(1)/                                     4,651           17,395
Symbol Technologies Inc.                                 2,463           32,044
Tektronix Inc./(1)/                                      1,223           26,417
Thermo Electron Corp./(1)/                               1,699           35,713
Trimble Navigation Ltd./(1)/                               915           20,981
Triumph Group Inc./(1)/                                    510           14,367
Valence Technology Inc./(1)/                             1,983            5,929
Waters Corp./(1)/                                        1,000           29,130
Woodward Governor Co.                                      406           17,458
Zoran Corp./(1)/                                           313            6,013
-------------------------------------------------------------------------------
                                                                        613,826
-------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ENERGY & RELATED - 0.01%
-------------------------------------------------------------------------------
Headwaters Inc./(1)/                                     1,150   $       16,894
-------------------------------------------------------------------------------
                                                                         16,894
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------------------
Fluor Corp.                                              1,029           34,616
-------------------------------------------------------------------------------
                                                                         34,616
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.11%
-------------------------------------------------------------------------------
Alliance Gaming Corp./(1)/                               1,516           28,668
Churchill Downs Inc.                                       551           21,109
Expedia Inc./(1)/                                          333           25,435
International Game Technology Inc./(1)/                    476           48,709
Macrovision Corp./(1)/                                     475            9,462
Martha Stewart Living Omnimedia Inc. Class A/(1)/          454            4,263
Steinway Musical Instruments Inc./(1)/                   1,063           16,370
-------------------------------------------------------------------------------
                                                                        154,016
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.07%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                        1,483           14,904
Waste Connections Inc./(1)/                                559           19,593
Waste Management Inc.                                    2,704           65,139
-------------------------------------------------------------------------------
                                                                         99,636
-------------------------------------------------------------------------------

FOOD - 0.74%
-------------------------------------------------------------------------------
Albertson's Inc.                                         2,203           42,298
Archer-Daniels-Midland Co.                               3,612           46,486
Campbell Soup Co.                                        2,136           52,332
ConAgra Foods Inc.                                       3,297           77,809
Del Monte Foods Co./(1)/                                   767            6,780
General Mills Inc.                                       1,624           76,994
Great Atlantic & Pacific Tea Co./(1)/                      438            3,854
Heinz (H.J.) Co.                                         1,649           54,384
Hershey Foods Corp.                                        628           43,746
IHOP Corp.                                               1,233           38,926
J&J Snack Foods Corp./(1)/                                 737           23,311
Kellogg Co.                                              2,062           70,871
Kroger Co./(1)/                                          4,265           71,140
Nash Finch Co.                                             726           12,088
P.F. Chang's China Bistro Inc./(1)/                        782           38,482
Safeway Inc./(1)/                                        2,290           46,853
Sanderson Farms Inc.                                     1,313           36,895
Sara Lee Corp.                                           3,823           71,911
SUPERVALU Inc.                                           1,524           32,492
Sysco Corp.                                              3,479          104,509
Tootsie Roll Industries Inc.                               689           21,008
Winn-Dixie Stores Inc.                                   1,891           23,278
Wrigley (William Jr.) Co.                                1,230           69,163
-------------------------------------------------------------------------------
                                                                      1,065,610
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.20%
-------------------------------------------------------------------------------
Georgia-Pacific Corp.                                    2,012           38,127
International Paper Co.                                  2,712           96,900
Louisiana-Pacific Corp./(1)/                             2,104           22,807
MeadWestvaco Corp.                                       1,967           48,585
Weyerhaeuser Co.                                         1,420           76,680
-------------------------------------------------------------------------------
                                                                        283,099
-------------------------------------------------------------------------------

GAS - 0.08%
-------------------------------------------------------------------------------
Peoples Energy Corp.                                     1,052           45,120
Sempra Energy                                            1,459           41,625
Southwestern Energy Co./(1)/                             2,100           31,521
-------------------------------------------------------------------------------
                                                                        118,266
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.15%
-------------------------------------------------------------------------------
Baldor Electric Co.                                        908           18,705
Black & Decker Corp.                                       636           27,634
Emerson Electric Co.                                     1,995          101,945
Kennametal Inc.                                            876           29,644
SPX Corp./(1)/                                             296           13,042
Stanley Works (The)                                        756           20,866
-------------------------------------------------------------------------------
                                                                        211,836
-------------------------------------------------------------------------------

HEALTH CARE - 1.81%
-------------------------------------------------------------------------------
Aetna Inc.                                                 843           50,749
Anthem Inc./(1)/                                         1,322          101,992
Bausch & Lomb Inc.                                         670           25,125
Baxter International Inc.                                2,804           72,904
Becton, Dickinson & Co.                                  1,872           72,727
Biomet Inc.                                              1,863           53,394
Boston Scientific Corp./(1)/                             2,242          136,986
Cerner Corp./(1)/                                          418            9,593
Cerus Corp./(1)/                                           291            2,191
Cobalt Corp./(1)/                                        1,475           30,311
Enzon Pharmaceuticals Inc./(1)/                            347            4,344
Express Scripts Inc./(1)/                                  484           33,067
Guidant Corp.                                            1,548           68,716
HCA Inc.                                                 3,243          103,906
Invacare Corp.                                             992           32,736
Johnson & Johnson                                       15,237          787,753
Laboratory Corp. of America Holdings/(1)/                  900           27,135
Medtronic Inc.                                           6,011          288,348
Micro Therapeutics Inc./(1)/                             1,072            4,545
Oxford Health Plans Inc./(1)/                            1,062           44,636
Quest Diagnostics Inc./(1)/                                944           60,227
ResMed Inc./(1)/                                           641           25,127
Respironics Inc./(1)/                                      744           27,915
St. Jude Medical Inc./(1)/                               1,070           61,525
Stryker Corp.                                            1,129           78,319
Tenet Healthcare Corp./(1)/                              3,150           36,698
Triad Hospitals Inc./(1)/                                1,116           27,699
UnitedHealth Group Inc.                                  3,354          168,539

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HEALTH CARE (Continued)
-------------------------------------------------------------------------------
Vital Images Inc./(1)/                                     664   $       12,271
WellPoint Health Networks Inc./(1)/                      1,202          101,329
Zimmer Holdings Inc./(1)/                                1,387           62,484
-------------------------------------------------------------------------------
                                                                      2,613,291
-------------------------------------------------------------------------------

HOME BUILDERS - 0.05%
-------------------------------------------------------------------------------
Centex Corp.                                               462           35,939
Champion Enterprises Inc./(1)/                             627            3,248
Standard-Pacific Corp.                                   1,012           33,558
-------------------------------------------------------------------------------
                                                                         72,745
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.09%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                     2,306           47,273
Libbey Inc.                                                769           17,456
Maytag Corp.                                               831           20,293
Oneida Ltd.                                                242            1,634
Whirlpool Corp.                                            610           38,857
-------------------------------------------------------------------------------
                                                                        125,513
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.13%
-------------------------------------------------------------------------------
Avery Dennison Corp.                                       753           37,801
Clorox Co.                                               1,211           51,649
Fortune Brands Inc.                                      1,017           53,087
Newell Rubbermaid Inc.                                   1,604           44,912
-------------------------------------------------------------------------------
                                                                        187,449
-------------------------------------------------------------------------------

INSURANCE - 1.12%
-------------------------------------------------------------------------------
ACE Ltd.                                                 1,644           56,373
AFLAC Inc.                                               3,152           96,924
Allmerica Financial Corp./(1)/                             271            4,875
Allstate Corp. (The)                                     3,698          131,834
Ambac Financial Group Inc.                                 652           43,195
AON Corp.                                                1,805           43,464
Chubb Corp.                                                734           44,040
CIGNA Corp.                                                703           32,999
Cincinnati Financial Corp.                               1,354           50,220
Hancock (John) Financial Services Inc.                   1,851           56,881
Hartford Financial Services Group Inc.                   1,254           63,151
Hilb, Rogal & Hamilton Co.                                 684           23,283
Jefferson-Pilot Corp.                                      999           41,419
Kansas City Life Insurance Co.                             295           12,638
Lincoln National Corp.                                     948           33,777
Loews Corp.                                              1,038           49,087
Marsh & McLennan Companies Inc.                          2,383          121,700
MBIA Inc.                                                  761           37,099
MetLife Inc.                                             3,756          106,370
MGIC Investment Corp.                                      574           26,771
PICO Holdings Inc./(1)/                                  1,017           13,221
Principal Financial Group Inc.                           2,317           74,723
ProAssurance Corp./(1)/                                    722           19,487
Progressive Corp. (The)                                  1,110           81,141
Prudential Financial Inc.                                3,044          102,431
SAFECO Corp.                                             1,091           38,490
St. Paul Companies Inc.                                  1,091           39,832
Travelers Property Casualty Corp. Class B                5,381           84,858
UNUMProvident Corp.                                      1,961           26,297
XL Capital Ltd. Class A                                    762           63,246
-------------------------------------------------------------------------------
                                                                      1,619,826
-------------------------------------------------------------------------------

IRON / STEEL - 0.04%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                              3,391           22,381
Carpenter Technology Corp.                                 150            2,340
Cleveland-Cliffs Inc./(1)/                                 454            8,104
Nucor Corp.                                                157            7,669
United States Steel Corp.                                1,278           20,921
-------------------------------------------------------------------------------
                                                                         61,415
-------------------------------------------------------------------------------

LEISURE TIME - 0.07%
-------------------------------------------------------------------------------
Brunswick Corp.                                            875           21,893
Harley-Davidson Inc.                                     1,437           57,279
Nautilus Group Inc. (The)                                  133            1,649
Sabre Holdings Corp.                                     1,005           24,773
-------------------------------------------------------------------------------
                                                                        105,594
-------------------------------------------------------------------------------

LODGING - 0.11%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                           838           33,721
Hilton Hotels Corp.                                      3,594           45,967
Marriott International Inc. Class A                      1,428           54,864
Starwood Hotels & Resorts Worldwide Inc.                   781           22,329
-------------------------------------------------------------------------------
                                                                        156,881
-------------------------------------------------------------------------------

MACHINERY - 0.28%
-------------------------------------------------------------------------------
Caterpillar Inc.                                         1,715           95,457
Cummins Inc.                                               589           21,139
Deere & Co.                                              1,344           61,421
Dover Corp.                                              1,399           41,914
Flowserve Corp./(1)/                                       555           10,917
Gardner Denver Inc./(1)/                                   235            4,808
Ingersoll-Rand Co. Class A                               1,223           57,872
Manitowoc Co. Inc. (The)                                   381            8,496
NACCO Industries Inc.                                      287           16,916
Robbins & Myers Inc.                                       588           10,878
Rockwell Automation Inc.                                 1,923           45,844
Terex Corp./(1)/                                         1,198           23,385
-------------------------------------------------------------------------------
                                                                        399,047
-------------------------------------------------------------------------------

MANUFACTURERS - 1.65%
-------------------------------------------------------------------------------
Cooper Industries Ltd.                                     580           23,954
Danaher Corp.                                              878           59,748
Eastman Kodak Co.                                        1,654           45,237

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MANUFACTURERS (Continued)
-------------------------------------------------------------------------------
Eaton Corp.                                                497   $       39,069
FMC Corp./(1)/                                             642           14,528
General Electric Co.                                    50,363        1,444,411
Honeywell International Inc.                             4,403          118,221
Illinois Tool Works Inc.                                 1,517           99,894
ITT Industries Inc.                                        667           43,662
Pall Corp.                                               1,949           43,853
Textron Inc.                                               910           35,508
3M Co.                                                   1,781          229,713
Tyco International Ltd.                                 10,103          191,755
-------------------------------------------------------------------------------
                                                                      2,389,553
-------------------------------------------------------------------------------

MANUFACTURING - 0.02%
-------------------------------------------------------------------------------
Kaydon Corp.                                             1,109           23,067
-------------------------------------------------------------------------------
                                                                         23,067
-------------------------------------------------------------------------------

MEDIA - 1.63%
-------------------------------------------------------------------------------
Acacia Research Corp. - Acacia
 Technologies Group/(1)/                                 1,212            1,467
AOL Time Warner Inc./(1)/                               23,326          375,315
Banta Corp.                                              1,196           38,715
Clear Channel Communications Inc./(1)/                   3,252          137,852
Comcast Corp. Class A/(1)/                              19,105          576,589
Gannett Co. Inc.                                         1,633          125,431
Insight Communications Co. Inc./(1)/                     1,400           18,452
Knight Ridder Inc.                                         838           57,763
Liberty Media Corp. Class A/(1)/                         4,926           56,945
Lin TV Corp. Class A/(1)/                                  700           16,485
LodgeNet Entertainment Corp./(1)/                          851            9,318
McGraw-Hill Companies Inc. (The)                         1,187           73,594
Meredith Corp.                                             953           41,932
New York Times Co. Class A                                 768           34,944
Pegasus Communications Corp./(1)/                          134            3,964
Spanish Broadcasting System Inc. Class A/(1)/            1,399           11,402
Tribune Co.                                              2,116          102,203
Univision Communications Inc. Class A/(1)/               1,352           41,101
Viacom Inc. Class B/(1)/                                 9,305          406,256
Walt Disney Co. (The)                                   10,597          209,291
Young Broadcasting Inc. Class A/(1)/                     1,100           23,243
-------------------------------------------------------------------------------
                                                                      2,362,262
-------------------------------------------------------------------------------

MINING - 0.18%
-------------------------------------------------------------------------------
Alcoa Inc.                                               5,091          129,821
Brush Engineered Materials Inc./(1)/                       308            2,572
Newmont Mining Corp.                                     2,725           88,454
Phelps Dodge Corp./(1)/                                    750           28,755
Stillwater Mining Co./(1)/                               2,100           10,794
-------------------------------------------------------------------------------
                                                                        260,396
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.11%
-------------------------------------------------------------------------------
Global Imaging Systems Inc./(1)/                           666           15,425
HON Industries Inc.                                      1,139           34,740
Pitney Bowes Inc.                                        1,478           56,770
Xerox Corp./(1)/                                         4,803           50,864
-------------------------------------------------------------------------------
                                                                        157,799
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.88%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                         434           21,344
Anadarko Petroleum Corp.                                 1,371           60,968
Apache Corp.                                               996           64,800
Atwood Oceanics Inc./(1)/                                  494           13,412
Burlington Resources Inc.                                1,200           64,884
Cabot Oil & Gas Corp.                                    1,059           29,239
ChevronTexaco Corp.                                      5,266          380,205
ConocoPhillips                                           3,099          169,825
Devon Energy Corp.                                         984           52,546
EOG Resources Inc.                                         984           41,171
Evergreen Resources Inc./(1)/                              196           10,645
Exxon Mobil Corp.                                       36,065        1,295,094
Forest Oil Corp./(1)/                                      791           19,870
Hanover Compressor Co./(1)/                              1,200           13,560
Kerr-McGee Corp.                                           519           23,251
Kinder Morgan Inc.                                         843           46,070
Marathon Oil Corp.                                       1,865           49,143
Nabors Industries Ltd./(1)/                                971           38,403
Noble Corp./(1)/                                           871           29,875
Nuevo Energy Co./(1)/                                    1,000           17,450
Occidental Petroleum Corp.                               2,313           77,601
Penn Virginia Corp.                                        374           16,082
Plains Exploration & Production Co./(1)/                   214            2,313
Remington Oil & Gas Corp./(1)/                             998           18,343
Rowan Companies Inc./(1)/                                1,475           33,040
SEACOR SMIT Inc./(1)/                                      548           19,997
Spinnaker Exploration Co./(1)/                             438           11,476
Stone Energy Corp./(1)/                                    398           16,684
Transocean Inc./(1)/                                     1,748           38,404
Unocal Corp.                                             1,600           45,904
-------------------------------------------------------------------------------
                                                                      2,721,599
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.25%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                        1,806           60,627
CARBO Ceramics Inc.                                        371           13,820
FMC Technologies Inc./(1)/                               1,215           25,576
Halliburton Co.                                          2,703           62,169
Schlumberger Ltd.                                        2,580          122,731
Smith International Inc./(1)/                            1,256           46,145
Veritas DGC Inc./(1)/                                    2,400           27,600
-------------------------------------------------------------------------------
                                                                        358,668
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.03%
-------------------------------------------------------------------------------
Crown Holdings Inc./(1)/                                 1,886           13,466

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS (Continued)
-------------------------------------------------------------------------------
Sealed Air Corp./(1)/                                      563   $       26,833
-------------------------------------------------------------------------------
                                                                         40,299
-------------------------------------------------------------------------------

PHARMACEUTICALS - 2.93%
-------------------------------------------------------------------------------
Abbott Laboratories                                      7,171          313,803
Abgenix Inc./(1)/                                        2,206           23,141
Advanced Medical Optics Inc./(1)/                          827           14,100
Allergan Inc.                                              757           58,365
AmerisourceBergen Corp.                                    724           50,209
Amylin Pharmaceuticals Inc./(1)/                           638           13,966
Andrx Group/(1)/                                           399            7,940
Aphton Corp./(1)/                                          127            1,046
Bristol-Myers Squibb Co.                                 8,659          235,092
Cardinal Health Inc.                                     2,056          132,201
Celgene Corp./(1)/                                         961           29,214
Columbia Laboratories Inc./(1)/                          1,356           15,255
CV Therapeutics Inc./(1)/                                  368           10,915
Discovery Laboratories Inc./(1)/                           942            6,048
Forest Laboratories Inc./(1)/                            1,792           98,112
Geron Corp./(1)/                                         1,178            8,670
Gilead Sciences Inc./(1)/                                1,081           60,082
ICN Pharmaceuticals Inc.                                   359            6,017
ImClone Systems Inc./(1)/                                  506           16,000
InterMune Inc./(1)/                                        245            3,947
IVAX Corp./(1)/                                            962           17,172
King Pharmaceuticals Inc./(1)/                           1,753           25,874
Lilly (Eli) & Co.                                        5,251          362,161
Medarex Inc./(1)/                                        1,566           10,320
MedImmune Inc./(1)/                                      1,304           47,426
Merck & Co. Inc.                                        11,317          685,244
MGI Pharma Inc./(1)/                                     1,024           26,245
Mylan Laboratories Inc.                                  1,011           35,152
Neurocrine Biosciences Inc./(1)/                           457           22,823
NPS Pharmaceuticals Inc./(1)/                              324            7,886
OSI Pharmaceuticals Inc./(1)/                              427           13,754
Penwest Pharmaceuticals Co./(1)/                         1,366           33,289
Pfizer Inc.                                             40,380        1,378,977
Schering-Plough Corp.                                    6,395          118,947
Sepracor Inc./(1)/                                         925           16,678
SICOR Inc./(1)/                                            512           10,414
Watson Pharmaceuticals Inc./(1)/                           870           35,122
Wyeth                                                    6,334          288,514
-------------------------------------------------------------------------------
                                                                      4,240,121
-------------------------------------------------------------------------------

PIPELINES - 0.04%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                      1,135            4,767
El Paso Corp.                                            3,735           30,179
Williams Companies Inc.                                  3,009           23,771
-------------------------------------------------------------------------------
                                                                         58,717
-------------------------------------------------------------------------------

REAL ESTATE - 0.02%
-------------------------------------------------------------------------------
LNR Property Corp.                                         660           24,684
-------------------------------------------------------------------------------
                                                                         24,684
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.38%
-------------------------------------------------------------------------------
Alexandria Real Estate Equities Inc.                     1,393           62,685
Capital Automotive                                         215            6,018
Capstead Mortgage Corp.                                    925           10,425
Chelsea Property Group Inc.                              2,156           86,908
Correctional Properties Trust                            2,808           78,624
Crown American Realty Trust                              4,734           50,843
Equity Office Properties Trust                           1,963           53,021
Friedman, Billings, Ramsey Group, Inc. Class A           1,178           15,785
Koger Equity Inc.                                        3,927           67,662
Mid-America Apartment Communities Inc.                   1,750           47,268
Parkway Properties Inc.                                    953           40,074
Winston Hotels Inc.                                      4,230           34,559
-------------------------------------------------------------------------------
                                                                        553,872
-------------------------------------------------------------------------------

RETAIL - 2.72%
-------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                       778           22,103
Amazon.com Inc./(1)/                                     1,443           52,655
AutoZone Inc./(1)/                                         604           45,886
Bed Bath & Beyond Inc./(1)/                              1,772           68,771
Best Buy Co. Inc./(1)/                                   1,675           73,566
BJ's Wholesale Club Inc./(1)/                            1,236           18,614
CarMax Inc./(1)/                                           634           19,115
Cato Corp. Class A                                         890           18,761
Charming Shoppes Inc./(1)/                               2,916           14,493
Christopher & Banks Corp./(1)/                              55            2,034
Circuit City Stores Inc.                                 2,021           17,785
Coach Inc./(1)/                                            549           27,307
CVS Corp.                                                2,442           68,449
Darden Restaurants Inc.                                  1,531           29,058
Deb Shops Inc.                                             805           15,134
Dillards Inc. Class A                                      675            9,092
Dollar General Corp.                                     2,203           40,227
Dollar Tree Stores Inc./(1)/                             1,104           35,030
Duane Reade Inc./(1)/                                      482            7,110
eBay Inc./(1)/                                           1,473          153,457
Family Dollar Stores Inc.                                1,109           42,308
Federated Department Stores Inc.                         1,128           41,567
Footstar Inc./(1)/                                       1,129           14,677
Fred's Inc.                                                762           28,331
Gap Inc. (The)                                           4,517           84,739
Guitar Center Inc./(1)/                                    832           24,128
Home Depot Inc.                                         12,686          420,160
Kohls Corp./(1)/                                         1,463           75,169
Limited Brands Inc.                                      3,187           49,399
Linens 'N Things Inc./(1)/                                 888           20,966
Lithia Motors Inc. Class A/(1)/                            257            4,156
Longs Drug Stores Corp.                                    119            1,975

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

RETAIL (Continued)
-------------------------------------------------------------------------------
Lowe's Companies Inc.                                    3,523   $      151,313
May Department Stores Co. (The)                          1,624           36,150
McDonald's Corp.                                         6,796          149,920
Men's Wearhouse Inc. (The)/(1)/                          1,023           22,353
Michaels Stores Inc./(1)/                                  688           26,185
Nordstrom Inc.                                           1,444           28,187
Office Depot Inc./(1)/                                   2,674           38,800
Outback Steakhouse Inc.                                    727           28,353
Payless ShoeSource Inc./(1)/                             1,164           14,550
Penney (J.C.) Co. Inc. (Holding Co.)                     1,407           23,708
Priceline.com Inc./(1)/                                    221            4,956
RadioShack Corp.                                         1,264           33,256
Sears, Roebuck and Co.                                   1,877           63,142
Sonic Automotive Inc./(1)/                                 248            5,434
Sports Resorts International Inc./(1)/                   1,057            5,137
Staples Inc./(1)/                                        2,933           53,821
Starbucks Corp./(1)/                                     2,337           57,303
Target Corp.                                             3,920          148,333
Tiffany & Co.                                            1,187           38,791
TJX Companies Inc.                                       3,014           56,784
Toys R Us Inc./(1)/                                      1,570           19,028
Tweeter Home Entertainment Group Inc./(1)/               1,227           10,650
Walgreen Co.                                             4,980          149,898
Wal-Mart Stores Inc.                                    21,274        1,141,776
Wendy's International Inc.                               1,052           30,476
Whitehall Jewellers Inc./(1)/                              511            4,635
Yum! Brands Inc./(1)/                                    1,721           50,873
-------------------------------------------------------------------------------
                                                                      3,940,034
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.21%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         2,927           18,762
Agere Systems Inc. Class B/(1)/                         13,168           30,286
Altera Corp./(1)/                                        2,119           34,752
Analog Devices Inc./(1)/                                 1,661           57,836
Applied Materials Inc./(1)/                              7,156          113,494
Applied Micro Circuits Corp./(1)/                        1,587            9,601
Atmel Corp./(1)/                                         2,729            6,904
Broadcom Corp. Class A/(1)/                              1,764           43,941
Brooks Automation Inc./(1)/                                772            8,754
Conexant Systems Inc./(1)/                               6,086           24,953
Credence Systems Corp./(1)/                              1,690           14,314
Cree Inc./(1)/                                           1,164           18,950
GlobeSpanVirata Inc./(1)/                                  883            7,285
Integrated Circuit Systems Inc./(1)/                       572           17,978
Integrated Device Technology Inc./(1)/                   1,040           11,492
Intel Corp.                                             31,160          647,629
International Rectifier Corp./(1)/                         432           11,586
Intersil Corp. Class A/(1)/                                392           10,431
KLA-Tencor Corp./(1)/                                    1,033           48,024
Lam Research Corp./(1)/                                    727           13,239
Lattice Semiconductor Corp./(1)/                           168            1,383
Linear Technology Corp.                                  1,357           43,709
LSI Logic Corp./(1)/                                     2,669           18,897
Maxim Integrated Products Inc.                           1,583           54,123
Microchip Technology Inc.                                1,250           30,788
Micron Technology Inc./(1)/                              3,677           42,764
Mykrolis Corp./(1)/                                      1,254           12,728
National Semiconductor Corp./(1)/                        1,236           24,374
Novellus Systems Inc./(1)/                                 944           34,570
NVIDIA Corp./(1)/                                        1,121           25,794
ON Semiconductor Corp./(1)/                              7,536           20,347
QLogic Corp./(1)/                                          615           29,723
Rambus Inc./(1)/                                           854           14,151
Silicon Laboratories Inc./(1)/                             325            8,658
Skyworks Solutions Inc./(1)/                               644            4,360
Teradyne Inc./(1)/                                       1,579           27,332
Texas Instruments Inc.                                   9,073          159,685
TriQuint Semiconductor Inc./(1)/                         1,500            6,240
Vitesse Semiconductor Corp./(1)/                         1,114            5,481
Xilinx Inc./(1)/                                         1,595           40,369
-------------------------------------------------------------------------------
                                                                      1,755,687
-------------------------------------------------------------------------------

SOFTWARE - 1.91%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                       1,295           41,531
Akamai Technologies Inc./(1)/                            2,269           10,846
Ariba Inc./(1)/                                            593            1,761
Automatic Data Processing Inc.                           2,904           98,329
BEA Systems Inc./(1)/                                    2,610           28,345
BMC Software Inc./(1)/                                   1,768           28,871
Borland Software Corp./(1)/                                657            6,419
Cadence Design Systems Inc./(1)/                         1,943           23,433
Certegy Inc./(1)/                                          887           24,614
CheckFree Corp./(1)/                                       390           10,858
Citrix Systems Inc./(1)/                                 1,283           26,122
Computer Associates International Inc.                   3,370           75,084
Compuware Corp./(1)/                                     3,070           17,714
EarthLink Inc./(1)/                                        565            4,458
Edwards (J.D.) & Co./(1)/                                  791           11,335
Electronic Arts Inc./(1)/                                  707           52,311
eUniverse Inc./(1)/(2)/                                  4,525           16,381
First Data Corp.                                         3,632          150,510
Fiserv Inc./(1)/                                         1,321           47,041
IMPAC Medical Systems Inc./(1)/                            134            2,798
IMS Health Inc.                                          1,893           34,055
Inter-Tel Inc.                                             788           16,721
Intuit Inc./(1)/                                         1,159           51,610
Macromedia Inc./(1)/                                        69            1,452
Mercury Interactive Corp./(1)/                             625           24,131
Microsoft Corp.                                         51,255        1,312,641
NetIQ Corp./(1)/                                           489            7,560
Network Associates Inc./(1)/                             1,298           16,459
NIC Inc./(1)/                                            3,561           10,398
Novell Inc./(1)/                                         2,488            7,663
Oracle Corp./(1)/                                       25,356          304,779
Overture Services Inc./(1)/                                468            8,485
PeopleSoft Inc./(1)/                                     1,918           33,738

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SOFTWARE (Continued)
-------------------------------------------------------------------------------
Per-Se Technologies Inc./(1)/                            1,424   $       15,992
Pinnacle Systems Inc./(1)/                               1,321           14,135
Roxio Inc./(1)/                                            286            1,913
SAFLINK Corp./(1)/                                         218            1,382
Siebel Systems Inc./(1)/                                 3,336           31,825
Symantec Corp./(1)/                                        860           37,720
Total System Services Inc.                               1,319           29,414
Vignette Corp./(1)/                                      4,086            8,499
Vitria Technology Inc./(1)/                                365            2,066
Websense Inc./(1)/                                         357            5,591
Yahoo! Inc./(1)/                                         3,018           98,870
-------------------------------------------------------------------------------
                                                                      2,755,860
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.33%
-------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                         3,613            8,411
Andrew Corp./(1)/                                          238            2,190
Avaya Inc./(1)/                                          1,902           12,287
CIENA Corp./(1)/                                         1,924            9,986
Comverse Technology Inc./(1)/                            1,999           30,045
JDS Uniphase Corp./(1)/                                  7,247           25,437
Lucent Technologies Inc./(1)/                           20,763           42,149
Motorola Inc.                                           12,856          121,232
QUALCOMM Inc.                                            3,538          126,484
RF Micro Devices Inc./(1)/                               1,806           10,872
Scientific-Atlanta Inc.                                  1,456           34,711
Sonus Networks Inc./(1)/                                 3,491           17,560
Tellabs Inc./(1)/                                        2,800           18,396
Terayon Communication Systems Inc./(1)/                  4,426           12,083
Tollgrade Communications Inc./(1)/                         600           11,190
-------------------------------------------------------------------------------
                                                                        483,033
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.74%
-------------------------------------------------------------------------------
Aether Systems Inc./(1)/                                 1,136            5,566
AT&T Wireless Services Inc./(1)/                        15,571          127,838
Avocent Corp./(1)/                                         802           24,004
C-COR.net Corp./(1)/                                     1,187            5,816
Charter Communications Inc. Class A/(1)/                 7,316           29,045
Corning Inc./(1)/                                        5,061           37,401
Dobson Communications Corp. Class A/(1)/                 1,627            8,574
EchoStar Communications Corp./(1)/                       1,681           58,196
Emulex Corp./(1)/                                          513           11,681
InterDigital Communications Corp./(1)/                     735           17,177
Intrado Inc./(1)/                                        1,249           19,722
MRV Communications Inc./(1)/                             4,770            9,588
Nextel Communications Inc. Class A/(1)/                  4,967           89,803
Price Communications Corp./(1)/                            822           10,612
Qwest Communications International Inc./(1)/             8,919           42,633
Sprint Corp. (PCS Group)/(1)/                            5,571           32,033
United Online Inc./(1)/                                    379            9,604
Verizon Communications Inc.                             13,205          520,937
WebEx Communications Inc./(1)/                             319            4,450
Western Wireless Corp. Class A/(1)/                        400            4,612
-------------------------------------------------------------------------------
                                                                      1,069,292
-------------------------------------------------------------------------------

TELEPHONE - 0.70%
-------------------------------------------------------------------------------
Alltel Corp.                                             1,992           96,054
AT&T Corp.                                               4,008           77,154
BellSouth Corp.                                         10,213          271,972
CenturyTel Inc.                                          1,090           37,987
SBC Communications Inc.                                 17,904          457,447
Sprint Corp. (FON Group)                                 5,218           75,139
Telephone & Data Systems Inc.                               55            2,734
-------------------------------------------------------------------------------
                                                                      1,018,487
-------------------------------------------------------------------------------

TEXTILES - 0.08%
-------------------------------------------------------------------------------
Cintas Corp.                                             1,170           41,465
G&K Services Inc. Class A                                1,121           33,182
UniFirst Corp.                                           1,540           33,726
-------------------------------------------------------------------------------
                                                                        108,373
-------------------------------------------------------------------------------

TOBACCO - 0.35%
-------------------------------------------------------------------------------
Altria Group Inc.                                        9,752          443,131
R.J. Reynolds Tobacco Holdings Inc.                        701           26,084
UST Inc.                                                 1,189           41,651
-------------------------------------------------------------------------------
                                                                        510,866
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.06%
-------------------------------------------------------------------------------
Action Performance Companies Inc.                          401            7,619
Hasbro Inc.                                              2,108           36,869
Mattel Inc.                                              2,458           46,505
-------------------------------------------------------------------------------
                                                                         90,993
-------------------------------------------------------------------------------

TRANSPORTATION - 0.59%
-------------------------------------------------------------------------------
Arkansas Best Corp.                                        967           23,005
Burlington Northern Santa Fe Corp.                       2,083           59,241
CSX Corp.                                                1,004           30,210
Dollar Thrifty Automotive Group Inc./(1)/                1,000           18,550
EGL Inc./(1)/                                            1,600           24,320
FedEx Corp.                                              1,646          102,101
Hunt (J.B.) Transport Services Inc./(1)/                   917           34,617
Kansas City Southern Industries Inc./(1)/                2,135           25,684
Norfolk Southern Corp.                                   2,455           47,136
Overseas Shipholding Group Inc.                          1,258           27,689
SCS Transportation Inc./(1)/                               850           10,736
Union Pacific Corp.                                      1,098           63,706
United Parcel Service Inc. Class B                       5,435          346,210
USF Corp.                                                  896           24,165
Yellow Corp./(1)/                                          950           21,993
-------------------------------------------------------------------------------
                                                                        859,363
-------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------------------------
GATX Corp.                                                 473   $        7,734
Interpool Inc.                                           1,031           16,929
-------------------------------------------------------------------------------
                                                                         24,663
-------------------------------------------------------------------------------

WATER - 0.03%
-------------------------------------------------------------------------------
Middlesex Water Co.                                      1,807           44,524
-------------------------------------------------------------------------------
                                                                         44,524
-------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $54,065,903)                                                  54,487,762
-------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 12.17%

AUSTRALIA - 0.51%
-------------------------------------------------------------------------------
Broken Hill Proprietary Co. Ltd.                        12,217           70,790
Coles Myer Ltd. ADR                                      2,154           80,344
Commonwealth Bank of Australia                           1,569           31,094
National Australia Bank ADR                              1,547          173,651
News Corporation Ltd. ADR                                1,839           55,667
Rio Tinto PLC ADR                                        1,334          102,118
Westpac Banking Corp. Ltd. ADR                           3,428          187,443
Woolworths Ltd.                                          3,557           29,866
-------------------------------------------------------------------------------
                                                                        730,973
-------------------------------------------------------------------------------

BELGIUM - 0.05%
-------------------------------------------------------------------------------
Electrabel SA                                              129           32,872
Fortis Group                                             2,519           43,738
-------------------------------------------------------------------------------
                                                                         76,610
-------------------------------------------------------------------------------

DENMARK - 0.13%
-------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                     2,986          103,525
TDC A/S ADR                                              5,683           86,097
-------------------------------------------------------------------------------
                                                                        189,622
-------------------------------------------------------------------------------

FINLAND - 0.28%
-------------------------------------------------------------------------------
Nokia OYJ                                                3,000           49,402
Nokia OYJ ADR                                            5,571           91,532
Outokumpu OYJ                                            1,378           12,106
Rautaruukki OYJ/(1)/                                    16,680           71,829
Stora Enso OYJ Class R                                     806            9,006
TietoEnator OYJ                                          1,214           20,437
Uponor OYJ                                               6,358          147,484
-------------------------------------------------------------------------------
                                                                        401,796
-------------------------------------------------------------------------------

FRANCE - 1.10%
-------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                      8,456           75,681
Autoroutes du Sud de la France SA                        1,504           43,955
Aventis SA ADR                                           4,046          221,316
AXA ADR                                                  8,435          131,670
BNP Paribas SA                                           3,111          158,084
Carrefour SA                                             1,274           62,441
Compagnie de Saint-Gobain SA                               595           23,416
France Telecom SA/(1)/                                     899           22,051
France Telecom SA ADR                                    1,356           33,425
Groupe Danone                                              244           33,764
Lafarge SA                                                 237           13,890
L'Air Liquide SA                                           150           22,238
L'Oreal SA                                                 661           46,606
LVMH Moet Hennessy Louis Vuitton SA                      2,139          106,088
PSA Peugeot Citroen                                        500           24,288
Renault SA                                                 420           22,205
Sanofi-Synthelabo SA                                     1,049           61,436
Schneider Electric SA                                      342           16,079
Societe Generale Class A                                   745           47,225
STMicroelectronics NV                                    1,504           31,537
Suez SA                                                  1,574           25,052
Total SA                                                 4,234          320,937
Vivendi Universal SA/(1)/                                  781           14,215
Vivendi Universal SA ADR/(1)/                            1,492           27,512
-------------------------------------------------------------------------------
                                                                      1,585,111
-------------------------------------------------------------------------------

GERMANY - 0.71%
-------------------------------------------------------------------------------
Allianz AG                                                 443           36,821
BASF AG                                                    838           35,798
Bayer AG                                                 1,908           44,215
DaimlerChrysler AG                                       4,553          158,080
Deutsche Bank AG                                         2,524          163,704
Deutsche Telekom AG ADR/(1)/                             8,004          121,661
E.ON AG                                                  4,392          225,800
Muenchener Rueckversicherungs-
 Gesellschaft AG                                           193           19,676
RWE AG                                                   1,286           38,825
SAP AG ADR                                               2,437           71,209
Schering AG                                                323           15,794
Siemens AG                                               1,927           94,534
-------------------------------------------------------------------------------
                                                                      1,026,117
-------------------------------------------------------------------------------

HONG KONG - 0.17%
-------------------------------------------------------------------------------
Bank of East Asia Ltd.                                  28,800           56,875
Cheung Kong (Holdings) Ltd.                              1,000            6,014
CLP Holdings Ltd.                                        7,000           30,610
Hang Seng Bank Ltd.                                        900            9,521
Hong Kong & China Gas Co. Ltd.                          47,300           59,746
Hongkong Electric Holdings Ltd.                          8,000           31,392
Sun Hung Kai Properties Ltd.                             1,000            5,052
Swire Pacific Ltd. Class A                               7,500           32,796
Wharf Holdings Ltd.                                     11,000           21,159
-------------------------------------------------------------------------------
                                                                        253,165
-------------------------------------------------------------------------------

IRELAND - 0.10%
-------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                               3,923          117,337

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

IRELAND (Continued)
-------------------------------------------------------------------------------
Bank of Ireland                                          1,884   $       22,825
-------------------------------------------------------------------------------
                                                                        140,162
-------------------------------------------------------------------------------

ITALY - 0.52%
-------------------------------------------------------------------------------
Assicurazioni Generali SpA                                 370            8,574
Banca Intesa SpA                                        14,796           47,320
Benetton Group SpA ADR                                   4,882          102,522
ENI-Ente Nazionale Idrocarburi SpA ADR                   1,560          118,622
Fiat SpA ADR/(1)/                                        4,478           32,152
San Paolo-IMI SpA ADR                                    5,997          112,864
Seat-Pagine Gialle SpA/(1)/                             44,037           30,595
Telecom Italia Mobile SpA                                5,523           27,209
Telecom Italia SpA Class A                               3,683           33,327
Unicredito Italiano SpA                                 50,787          242,033
-------------------------------------------------------------------------------
                                                                        755,218
-------------------------------------------------------------------------------

JAPAN - 2.68%
-------------------------------------------------------------------------------
Ajinomoto Co. Inc.                                       2,000           19,155
Bridgestone Corp.                                        2,000           27,150
Canon Inc. ADR                                           3,272          149,367
Chubu Electric Power Co. Inc.                            2,400           43,773
Dai Nippon Printing Co. Ltd.                             2,000           21,153
Daiwa Securities Group Inc.                             11,000           63,210
East Japan Railway Co.                                      14           62,261
Fuji Photo Film Co. Ltd. ADR                             2,462           70,930
Hitachi Ltd. ADR                                         1,460           61,758
Honda Motor Company Ltd. ADR                             5,418          103,213
Ito-Yokado Co. Ltd. ADR/(2)/                             3,001           71,664
Japan Airlines System Corp. ADR                          7,202           76,750
Kansai Electric Power Co. Inc.                           2,600           41,011
Kao Corp.                                                2,000           37,227
Kirin Brewery Co. Ltd. ADR                              23,264          161,917
Kubota Corp. ADR                                         7,268           98,481
Kyocera Corp. ADR                                        1,046           59,622
Makita Corp.                                            10,000           81,199
Makita Corp. ADR                                         3,040           24,016
Matsushita Electric Industrial Co. Ltd. ADR              7,599           76,370
Millea Holdings Inc. ADR                                 3,608          138,692
Mitsubishi Corp. ADR                                     7,259           99,085
Mitsubishi Estate Co. Ltd.                               5,000           33,854
Mitsubishi Heavy Industries Ltd.                         9,000           23,310
Mitsubishi Tokyo Financial Group Inc.                       11           49,744
Mitsui & Co. ADR                                           980           96,530
Mitsui Sumitomo Insurance Co. Ltd.                       3,000           13,916
Mizuho Financial Group Inc./(1)/                            24           18,968
Murata Manufacturing Co. Ltd.                            1,000           39,309
NEC Corp. ADR                                           11,218           56,539
Nikko Cordial Corp.                                     11,000           44,156
Nintendo Co. Ltd.                                          400           29,082
Nippon Oil Corp.                                         7,000           30,373
Nippon Steel Corp.                                      31,000           42,598
Nippon Telegraph & Telephone Corp. ADR                   6,022          119,236
Nissan Motor Co. Ltd. ADR                                4,959           93,973
Nomura Holdings Inc.                                     6,000           76,152
NTT DoCoMo Inc.                                             61          132,084
Oki Electric Industry Co. Ltd./(1)/                     80,000          229,190
Pioneer Corp. ADR                                        4,237           96,476
Ricoh Corp. Ltd. ADR                                     1,092           91,455
Rohm Co. Ltd.                                              600           65,409
Secom Co. Ltd.                                           2,000           58,630
Seven-Eleven Japan Co. Ltd.                              2,000           49,802
Sharp Corp.                                              2,000           25,667
Shin-Etsu Chemical Co. Ltd.                              1,300           44,389
Sony Corp.                                                 700           19,704
Sony Corp. ADR                                           1,998           55,944
Sumitomo Mitsui Financial Group Inc.                        13           28,366
Takeda Chemical Industries Ltd.                          3,100          114,370
Takefuji Corp.                                             490           25,423
Tohoku Electric Power Co. Inc.                           2,000           29,582
Tokyo Electric Power Co. Inc. (The)                      4,100           78,364
Tokyo Electron Ltd.                                      1,100           52,126
Tokyo Gas Co. Ltd.                                      11,000           31,605
Toshiba Corp.                                           11,000           37,835
Toyota Motor Corp.                                         900           23,310
Toyota Motor Corp. ADR                                   3,637          188,397
UFJ Holdings Inc./(1)/                                      15           21,986
Yamanouchi Pharmaceutical Co. Ltd.                       1,600           41,707
-------------------------------------------------------------------------------
                                                                      3,897,565
-------------------------------------------------------------------------------

NETHERLANDS - 0.72%
-------------------------------------------------------------------------------
Abn Amro Holding NV ADR                                  8,148          155,545
Aegon NV ADR                                             4,753           47,720
Akzo Nobel NV ADR                                        2,640           70,356
ING Groep NV ADR                                         3,618           63,424
Koninklijke Ahold NV ADR                                 6,465           54,112
Koninklijke KPN NV/(1)/                                  9,968           70,626
Koninklijke Philips Electronics NV NY Shares             4,729           90,371
Reed Elsevier NV ADR                                     4,916          116,755
Royal Dutch Petroleum Co.                                6,534          303,284
Unilever NV CVA                                          1,104           59,231
-------------------------------------------------------------------------------
                                                                      1,031,424
-------------------------------------------------------------------------------

NEW ZEALAND - 0.04%
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR                    2,178           53,056
-------------------------------------------------------------------------------
                                                                         53,056
-------------------------------------------------------------------------------

NORWAY - 0.00%
-------------------------------------------------------------------------------
Gjensidige NOR ASA                                         153            5,352
-------------------------------------------------------------------------------
                                                                          5,352
-------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PANAMA - 0.08%
-------------------------------------------------------------------------------
Carnival Corp.                                           3,360   $      109,234
-------------------------------------------------------------------------------
                                                                        109,234
-------------------------------------------------------------------------------

PORTUGAL - 0.04%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA ADR                         2,762           24,582
Portugal Telecom SGPS SA                                 4,063           29,114
-------------------------------------------------------------------------------
                                                                         53,696
-------------------------------------------------------------------------------

SINGAPORE - 0.10%
-------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing
 Ltd./(1)/                                              10,000            5,168
Chartered Semiconductor Manufacturing
 Ltd. ADR/(1)/                                           1,089            5,608
Haw Par Corp. Ltd.                                      48,081          118,496
United Overseas Bank Ltd.                                2,000           14,083
-------------------------------------------------------------------------------
                                                                        143,355
-------------------------------------------------------------------------------

SPAIN - 0.44%
-------------------------------------------------------------------------------
Altadis SA                                               2,366           60,643
Banco Bilbao Vizcaya Argentaria SA ADR                   8,683           91,085
Banco Santander Central Hispano SA ADR                  25,209          222,343
Iberdrola SA                                             1,365           23,638
Repsol YPF SA ADR                                        5,256           84,990
Telefonica SA                                              415            4,818
Telefonica SA ADR                                        4,032          139,386
-------------------------------------------------------------------------------
                                                                        626,903
-------------------------------------------------------------------------------

SWEDEN - 0.34%
-------------------------------------------------------------------------------
Hennes & Mauritz AB Class B                                505           11,608
Hoganas AB Class B                                       5,606          114,152
Nordea AB                                                2,015            9,716
Sapa AB                                                  8,263          166,190
Securitas AB Class B                                       559            5,726
SSAB Svenskt Stal AB Series A                            5,278           70,550
SSAB Svenskt Stal AB Series B                            5,413           68,973
Svenska Cellulosa AB Class B                               398           13,598
Telefonaktiebolaget LM Ericsson AB ADR/(1)/              2,312           24,577
-------------------------------------------------------------------------------
                                                                        485,090
-------------------------------------------------------------------------------

SWITZERLAND - 0.97%
-------------------------------------------------------------------------------
Adecco SA ADR                                            6,256           65,375
Centerpulse ADR                                          2,731           73,737
Compagnie Financiere Richemont AG                        1,536           24,834
Credit Suisse Group                                      2,871           75,561
Lonza Group AG - Registered                              4,110          188,122
Nestle SA                                                1,397          288,259
Novartis AG                                              6,237          246,800
Roche Holding AG - Genusschein                           1,195           93,735
Swiss Re                                                   868           48,092
UBS AG - Registered                                      3,059          170,164
Zurich Financial Services AG/(1)/                          977          116,486
-------------------------------------------------------------------------------
                                                                      1,391,165
-------------------------------------------------------------------------------

UNITED KINGDOM - 3.19%
-------------------------------------------------------------------------------
AstraZeneca PLC ADR                                      5,300          216,081
Aviva PLC                                               11,291           78,393
BAA PLC                                                  3,545           28,693
Barclays PLC ADR/(3)/                                    6,340          189,693
BG Group PLC                                             7,486           33,168
BHP Billiton PLC                                        10,837           57,046
BP PLC                                                  38,334          265,837
BP PLC ADR                                               4,878          204,974
British American Tobacco PLC                            14,100          159,961
British Sky Broadcasting PLC ADR/(1)/                    2,090           94,259
British Telecom PLC ADR                                  3,066          103,202
Cadbury Schweppes PLC ADR                                6,075          146,894
Centrica PLC                                            13,001           37,705
Compass Group PLC                                        3,934           21,212
Diageo PLC ADR                                           4,633          202,740
GlaxoSmithKline PLC ADR                                 10,144          411,238
GUS PLC                                                  4,284           48,000
Hanson PLC ADR                                           4,693          132,624
HBOS PLC                                                15,403          199,398
Hong Kong & Shanghai Banking ADR                         1,585           93,689
HSBC Holdings PLC                                       21,478          253,764
Imperial Tobacco Group PLC                               3,134           56,008
Kingfisher PLC                                          10,200           46,665
Lloyds TSB Group PLC                                    12,355           87,718
Marks & Spencer Group PLC                                6,598           34,378
National Grid Transco PLC                                8,586           58,231
Pearson PLC                                              4,794           44,775
Prudential Corp. PLC                                     3,693           22,365
Reckitt Benckiser PLC                                    2,257           41,415
Reed International PLC                                   5,863           48,785
Reuters Group PLC                                          764            2,216
Reuters Group PLC ADR                                    1,502           26,405
Royal Bank of Scotland Group PLC                         8,332          233,734
Scottish & Southern Energy PLC                           3,186           32,806
Scottish Power PLC                                       5,869           35,252
Shell Transport & Trading Co. PLC                       25,087          165,589
Tesco PLC                                               33,041          119,541
Unilever PLC                                            13,800          109,875
Vodafone Group PLC                                      72,164          141,111
Vodafone Group PLC ADR                                  14,928          293,335

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
-------------------------------------------------------------------------------
WPP Group PLC                                            5,316   $       41,668
-------------------------------------------------------------------------------
                                                                      4,620,443
-------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $20,215,796)                                                  17,576,057
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $74,281,699)                                                  72,063,819
-------------------------------------------------------------------------------

PREFERRED STOCKS - 0.02%

AUSTRALIA - 0.02%
-------------------------------------------------------------------------------
News Corporation Ltd. (The)                              5,746           35,414
-------------------------------------------------------------------------------
                                                                         35,414
-------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $35,355)                                                          35,414
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 48.65%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
 10.75%,  08/15/05                              $      900,000        1,076,730
U.S. Treasury Notes
  1.50%,  02/28/05                                   6,735,000        6,767,362
  1.63%,  01/31/05                                   3,490,000        3,513,994
  1.63%,  03/31/05                                   1,740,000        1,751,963
  1.63%,  04/30/05                                   3,630,000        3,653,820
  3.25%,  08/15/07                                   2,070,000        2,160,320
  3.88%,  02/15/13                                     100,000          102,902
  4.00%,  11/15/12                                   2,070,000        2,154,013
  4.88%,  02/15/12                                   1,830,000        2,034,158
  5.00%,  02/15/11                                   1,610,000        1,807,162
  5.00%,  08/15/11                                   3,100,000        3,477,329
  5.50%,  05/15/09                                     395,000          454,960
  5.63%,  05/15/08                                   5,730,000        6,568,906
  5.75%,  11/15/05                                   3,140,000        3,455,840
  5.75%,  08/15/10                                   1,100,000        1,287,559
  6.00%,  08/15/04                                   3,300,000        3,481,757
  6.00%,  08/15/09                                   1,220,000        1,439,075
  6.13%,  08/15/07                                   2,630,000        3,042,274
  6.50%,  10/15/06                                   8,190,000        9,409,540
  6.75%,  05/15/05                                   5,590,000        6,156,206
  6.88%,  05/15/06                                   2,690,000        3,082,678
  7.88%,  11/15/04                                   3,190,000        3,481,461
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $67,779,980)                                                  70,360,009
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 20.34%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/(4)/                         17,059,958   $   17,059,958
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
  Shares/(4)/                                        4,671,240        4,671,240
BlackRock Temp Cash Money Market Fund/(4)/             235,567          235,567
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio/(4)/                 1,224,891        1,224,891
Short Term Investment Co. - Prime Money
  Market Portfolio, Institutional
  Shares/(4)/                                          519,027          519,027
Abbey National Treasury Services PLC,
  Time Deposit
  1.38%,  07/01/03/(4)/                                311,416          311,416
Beta Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(4)/                                259,474          259,474
  1.17%,  08/15/03/(4)/                                389,292          389,292
Canadian Imperial Bank of Commerce,
  Floating Rate Note
  1.07%,  10/30/03/(4)/                                207,610          207,610
CC USA Inc., Floating Rate Note
  1.10%,  04/19/04/(4)/                                228,360          228,360
  1.31%,  05/24/04/(4)/                                518,975          518,975
Dorada Finance Inc., Floating Rate Note
  1.06%,  05/20/04/(4)/                                518,949          518,949
Five Finance Inc., Floating Rate Note
  1.15%,  04/15/04/(4)/                                259,513          259,513
HBOS Treasury Services PLC, Floating
  Rate Note
  1.27%,  06/24/04/(4)/                                519,027          519,027
Holmes Financing PLC, Floating Rate Bond
  1.14%,  04/15/04/(4)/                                103,805          103,805
K2 USA LLC, Floating Rate Note
  1.15%,  05/17/04/(4)/                                259,500          259,500
  1.22%,  04/13/04/(4)/                                259,500          259,500
Links Finance LLC, Floating Rate Note
  0.98%,  06/28/04/(4)/                                259,461          259,461
  1.08%,  03/29/04/(4)/                                259,513          259,513
  1.29%,  05/04/04/(4)/                                259,500          259,500
Sigma Finance Inc., Floating Rate Note
  1.13%,  10/15/03/(4)/                                519,001          519,001
White Pine Finance LLC, Floating Rate
  Note
  1.07%,  04/20/04/(4)/                                259,513          259,513
  1.14%,  05/17/04/(4)/                                311,416          311,416
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $29,414,508)                                                  29,414,508
-------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.25%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement,
 dated 06/30/03, due 07/01/03, with an
 effective yield of 1.30%./(4)/                 $      259,513   $      259,513
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03,
 due 07/01/03, with an effective yield
 of 1.38%./(4)/                                        103,805          103,805
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $363,318)                                                        363,318
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 119.09%
(Cost $171,874,860)                                                 172,237,068
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (19.09%)                           (27,606,811)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                             $  144,630,257
-------------------------------------------------------------------------------

----------
/(1)/   Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/   Issuer is an affiliate of the Master Portfolio's investment advisor. See
        Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 64.76%

U.S. COMMON STOCKS - 48.78%

ADVERTISING - 0.13%
-------------------------------------------------------------------------------
ADVO Inc./(1)/                                           2,553   $      113,353
Interpublic Group of Companies Inc.                      6,934           92,775
Omnicom Group Inc.                                       2,761          197,964
-------------------------------------------------------------------------------
                                                                        404,092
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.64%
-------------------------------------------------------------------------------
Boeing Co. (The)                                        11,960          410,467
General Dynamics Corp.                                   2,687          194,807
Goodrich (B.F.) Co.                                      3,386           71,106
L-3 Communications Holdings Inc./(1)/                      795           34,575
Lockheed Martin Corp.                                    6,058          288,179
Northrop Grumman Corp.                                   2,483          214,258
Raytheon Co.                                             6,180          202,951
Rockwell Collins Inc.                                    4,473          110,170
United Technologies Corp.                                6,574          465,636
-------------------------------------------------------------------------------
                                                                      1,992,149
-------------------------------------------------------------------------------

AIRLINES - 0.07%
-------------------------------------------------------------------------------
AMR Corp./(1)/                                           2,821           31,031
Northwest Airlines Corp./(1)/                            2,385           26,927
Southwest Airlines Co.                                   9,315          160,218
-------------------------------------------------------------------------------
                                                                        218,176
-------------------------------------------------------------------------------

APPAREL - 0.17%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                            3,183           93,135
Liz Claiborne Inc.                                       3,412          120,273
Nike Inc. Class B                                        4,301          230,060
VF Corp.                                                 2,818           95,727
Warnaco Group Inc. (The)/(1)/                              612            8,231
-------------------------------------------------------------------------------
                                                                        547,426
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.24%
-------------------------------------------------------------------------------
Ford Motor Company                                      28,616          314,490
General Motors Corp.                                     7,126          256,536
Navistar International Corp./(1)/                        1,006           32,826
PACCAR Inc.                                              2,087          140,998
-------------------------------------------------------------------------------
                                                                        744,850
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.13%
-------------------------------------------------------------------------------
ArvinMeritor Inc.                                          725           14,630
BorgWarner Inc.                                            911           58,668
Cooper Tire & Rubber Co.                                 1,211           21,301
Dana Corp.                                               4,828           55,812
Delphi Corp.                                             9,252           79,845
Goodyear Tire & Rubber Co. (The)                         3,998           20,989
Lear Corp./(1)/                                          1,232           56,697
Standard Motor Products Inc.                             5,802           64,402
Visteon Corp.                                            6,236           42,841
-------------------------------------------------------------------------------
                                                                        415,185
-------------------------------------------------------------------------------

BANKS - 3.92%
-------------------------------------------------------------------------------
ABC Bancorp                                              2,058           29,491
AmSouth Bancorp                                          4,816          105,181
Associated Bancorp                                       2,254           83,128
Bank of America Corp.                                   21,490        1,698,355
Bank of New York Co. Inc. (The)                         10,375          298,281
Bank One Corp.                                          15,639          581,458
Banknorth Group Inc.                                     1,884           48,080
BB&T Corp.                                               6,080          208,544
Bryn Mawr Bank Corp.                                     1,378           51,082
Cascade Bancorp                                          6,498          112,610
CB Bancshares Inc.                                         123            7,653
Charter One Financial Inc.                               3,085           96,190
City National Corp.                                        250           11,140
CoBiz Inc.                                               2,969           40,200
Columbia Bancorp                                         3,220           77,280
Comerica Inc.                                            2,462          114,483
Commerce Bancshares Inc.                                 2,652          103,295
Commercial Federal Corp.                                   955           20,246
Compass Bancshares Inc.                                  2,313           80,793
Connecticut Bankshares Inc.                              5,162          202,608
Downey Financial Corp.                                     169            6,980
Fifth Third Bancorp                                      7,807          447,653
First Bancorp                                              243            6,670
First Oak Brook Bancshares Class A                       1,743           57,502
First Place Financial Corp.                              5,134           88,921
First Tennessee National Corp.                           1,602           70,344
First Virginia Banks Inc.                                1,717           74,037
FirstMerit Corp.                                         3,609           82,502
FleetBoston Financial Corp.                             14,146          420,278
Fulton Financial Corp.                                   4,436           88,143
German American Bancorp                                  1,312           22,894
Golden West Financial Corp.                              1,808          144,658
Greene County Bancshares Inc.                               97            2,052
GreenPoint Financial Corp.                               1,053           53,640
Hibernia Corp. Class A                                   3,716           67,483
Horizon Financial Corp.                                 25,671          405,088
Hudson United Bancorp                                      222            7,581
Huntington Bancshares Inc.                               5,164          100,801
Independence Community Bank Corp.                          320            9,030
ITLA Capital Corp./(1)/                                  1,702           68,812
KeyCorp                                                  5,692          143,837
M&T Bank Corp.                                             788           66,365
Marshall & Ilsley Corp.                                  4,196          128,314
Mellon Financial Corp.                                   5,179          143,717
Mercantile Bankshares Corp.                              1,662           65,450
National City Corp.                                      8,067          263,872
National Commerce Financial Corp.                        3,613           80,172
New York Community Bancorp Inc.                          1,869           54,369
North Fork Bancorp Inc.                                  1,999           68,086
Northern Trust Corp.                                     2,641          110,367

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

BANKS (Continued)
-------------------------------------------------------------------------------
Peoples Bancorp Inc.                                     1,799   $       45,461
PFF Bancorp Inc.                                           220            8,503
PNC Financial Services Group                             3,173          154,874
Popular Inc.                                             1,751           67,571
Prosperity Bancshares Inc.                               8,790          169,207
Regions Financial Corp.                                  3,232          109,177
Silicon Valley Bancshares/(1)/                             298            7,095
SouthTrust Corp.                                         5,897          160,398
Sovereign Bancorp Inc.                                   7,658          119,848
State Bancorp Inc.                                       1,369           26,795
State Street Corp.                                       4,646          183,052
SunTrust Banks Inc.                                      3,793          225,077
Synovus Financial Corp.                                  5,286          113,649
TCF Financial Corp.                                        240            9,562
Trustmark Corp.                                            528           13,448
U.S. Bancorp                                            28,263          692,443
Union Planters Corp.                                     1,907           59,174
Valley National Bancorp                                  4,107          108,219
Wachovia Corp.                                          19,727          788,291
Washington Mutual Inc.                                  13,109          541,402
Wells Fargo & Company                                   24,337        1,226,585
Westamerica Bancorp                                        343           14,776
Wilmington Trust Corp.                                   1,928           56,587
Zions Bancorporation                                     1,279           64,730
-------------------------------------------------------------------------------
                                                                     12,285,640
-------------------------------------------------------------------------------

BEVERAGES - 1.09%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                            9,750          497,737
Coca-Cola Co. (The)                                     34,140        1,584,437
Coca-Cola Enterprises Inc.                               8,658          157,143
Pepsi Bottling Group Inc.                                4,500           90,090
PepsiAmericas Inc.                                       3,757           47,188
PepsiCo Inc.                                            23,358        1,039,431
-------------------------------------------------------------------------------
                                                                      3,416,026
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.73%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                         18,655        1,239,438
Applera Corp. - Celera Genomics Group/(1)/               3,155           32,560
Biogen Inc./(1)/                                         2,357           89,566
Cephalon Inc./(1)/                                       1,058           43,547
Chiron Corp./(1)/                                        3,708          162,114
CuraGen Corp./(1)/                                       2,949           16,367
Gene Logic Inc./(1)/                                     3,692           22,041
Genentech Inc./(1)/                                      3,561          256,819
Genzyme Corp. - General Division/(1)/                    3,571          149,268
Human Genome Sciences Inc./(1)/                          3,230           41,086
IDEC Pharmaceuticals Corp./(1)/                          2,066           70,244
Immunomedics Inc./(1)/                                   1,487            9,383
Incyte Corp./(1)/                                        3,261           15,131
Millennium Pharmaceuticals Inc./(1)/                     6,343           99,775
Protein Design Labs Inc./(1)/                            2,862           40,011
-------------------------------------------------------------------------------
                                                                      2,287,350
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.18%
-------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                    1,198           88,568
Masco Corp.                                              8,273          197,311
Rayonier Inc.                                            3,306          109,098
Texas Industries Inc.                                    3,556           84,633
Vulcan Materials Co.                                     2,418           89,635
-------------------------------------------------------------------------------
                                                                        569,245
-------------------------------------------------------------------------------

CHEMICALS - 0.76%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            2,971          123,594
Ashland Inc.                                             1,053           32,306
Cabot Corp.                                              2,044           58,663
Cabot Microelectronics Corp./(1)/                        1,180           59,555
Crompton Corp.                                           5,117           36,075
Dow Chemical Co. (The)                                  12,097          374,523
Du Pont (E.I.) de Nemours and Co.                       13,776          573,633
Eastman Chemical Co.                                       736           23,309
Engelhard Corp.                                          2,696           66,780
Great Lakes Chemical Corp.                               4,142           84,497
Hercules Inc./(1)/                                       3,071           30,403
IMC Global Inc.                                          4,536           30,437
Lubrizol Corp.                                           2,406           74,562
Millennium Chemicals Inc.                                5,399           51,344
Monsanto Co.                                             4,212           91,148
PPG Industries Inc.                                      2,089          105,996
Praxair Inc.                                             2,010          120,801
Rogers Corp./(1)/                                        1,800           59,940
Rohm & Haas Co.                                          3,050           94,641
Sherwin-Williams Co. (The)                               3,046           81,876
Sigma-Aldrich Corp.                                      1,509           81,758
Valspar Corp. (The)                                      1,692           71,436
Vertex Pharmaceuticals Inc./(1)/                         2,955           43,143
-------------------------------------------------------------------------------
                                                                      2,370,420
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.97%
-------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                           3,451          213,134
Arbitron Inc./(1)/                                       2,434           86,894
Block (H & R) Inc.                                       2,061           89,138
Caremark Rx Inc./(1)/                                    4,227          108,549
Cendant Corp./(1)/                                      16,925          310,066
Concord EFS Inc./(1)/                                    8,906          131,096
Convergys Corp./(1)/                                     3,984           63,744
CorVel Corp./(1)/                                        1,606           57,816
Deluxe Corp.                                             2,035           91,168
Donnelley (R.R.) & Sons Co.                              4,043          105,684
Dun & Bradstreet Corp./(1)/                              2,594          106,613
Ecolab Inc.                                              4,246          108,698
Equifax Inc.                                             3,621           94,146
First Health Group Corp./(1)/                            3,580           98,808
Hudson Highland Group Inc./(1)/                            214            4,068
InterActiveCorp/(1)/                                     3,387          134,024
ITT Educational Services Inc./(1)/                         254            7,429
Landauer Inc.                                            2,867          119,927
Manpower Inc.                                            2,431           90,166

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
McKesson Corp.                                           5,526   $      197,499
Monster Worldwide Inc./(1)/                              2,855           56,329
Moody's Corp.                                            2,898          152,754
MPS Group Inc./(1)/                                      3,618           24,892
Paychex Inc.                                             6,258          183,422
Plexus Corp./(1)/                                        2,649           30,543
Quintiles Transnational Corp./(1)/                       4,227           59,981
Robert Half International Inc./(1)/                      4,899           92,787
ServiceMaster Co. (The)                                  6,219           66,543
Valassis Communications Inc./(1)/                        1,915           49,254
Viad Corp.                                               4,236           94,844
-------------------------------------------------------------------------------
                                                                      3,030,016
-------------------------------------------------------------------------------

COMPUTERS - 2.67%
-------------------------------------------------------------------------------
Affiliated Computer Services Inc. Class A/(1)/           1,523           69,647
Apple Computer Inc./(1)/                                 5,910          112,999
Brocade Communications Systems Inc./(1)/                 6,198           36,506
Ceridian Corp./(1)/                                      3,668           62,246
Cisco Systems Inc./(1)/                                 98,659        1,646,619
Computer Sciences Corp./(1)/                             3,000          114,360
Dell Computer Corp./(1)/                                36,376        1,162,577
Diebold Inc.                                             1,230           53,197
DST Systems Inc./(1)/                                    2,111           80,218
Echelon Corp./(1)/                                       3,549           48,870
Electronic Data Systems Corp.                            6,295          135,028
EMC Corp./(1)/                                          32,839          343,824
Enterasys Networks Inc./(1)/                             6,817           20,656
Extreme Networks Inc./(1)/                               3,955           20,961
FactSet Research Systems Inc.                            2,616          115,235
Gateway Inc./(1)/                                        5,294           19,323
Hewlett-Packard Co.                                     43,138          918,839
International Business Machines Corp.                   24,085        1,987,012
Internet Security Systems Inc./(1)/                      1,993           28,879
Juniper Networks Inc./(1)/                               5,686           70,336
Lexmark International Inc./(1)/                          2,082          147,343
McDATA Corp. Class A/(1)/                                2,565           37,629
Mindspeed Technologies Inc./(1)/                        10,009           27,024
NCR Corp./(1)/                                           2,307           59,105
Network Appliance Inc./(1)/                              6,764          109,644
Palm Inc./(1)/                                             594            9,664
Quantum Corp./(1)/                                       4,547           18,415
RSA Security Inc./(1)/                                   1,619           17,404
SanDisk Corp./(1)/                                       2,381           96,073
Seagate Technology Inc./(2)/                             4,153               --
Sun Microsystems Inc./(1)/                              53,479          246,003
SunGard Data Systems Inc./(1)/                           5,456          141,365
Synopsys Inc./(1)/                                       1,548           95,744
3Com Corp./(1)/                                          4,989           23,349
Unisys Corp./(1)/                                        5,483           67,331
VeriSign Inc./(1)/                                       2,025           28,006
Veritas Software Corp./(1)/                              6,932          198,740
-------------------------------------------------------------------------------
Western Digital Corp./(1)/                                 798            8,219
-------------------------------------------------------------------------------
                                                                      8,378,390
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.99%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                 890           45,479
Avon Products Inc.                                       3,073          191,141
Colgate-Palmolive Co.                                    7,117          412,430
Estee Lauder Companies Inc. Class A                      1,621           54,352
Gillette Co. (The)                                      13,139          418,609
International Flavors & Fragrances Inc.                  2,202           70,310
Kimberly-Clark Corp.                                     6,553          341,673
Procter & Gamble Co.                                    17,574        1,567,249
-------------------------------------------------------------------------------
                                                                      3,101,243
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.19%
-------------------------------------------------------------------------------
CDW Corp./(1)/                                           1,549           70,944
Costco Wholesale Corp./(1)/                              6,575          240,645
Fastenal Co.                                             2,162           73,378
Genuine Parts Co.                                        3,548          113,571
Grainger (W.W.) Inc.                                     1,371           64,108
Tech Data Corp./(1)/                                     1,216           32,479
-------------------------------------------------------------------------------
                                                                        595,125
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.97%
-------------------------------------------------------------------------------
American Express Co.                                    17,725          741,082
American International Group Inc.                       37,735        2,082,217
Bear Stearns Companies Inc. (The)                        1,270           91,973
Capital One Financial Corp.                              3,140          154,425
Citigroup Inc.                                          74,726        3,198,273
Citigroup Inc. Warrants
 (Expires 12/31/50)/(1)/                                   800              816
Countrywide Financial Corp.                              1,641          114,164
E*TRADE Group Inc./(1)/                                 12,879          109,471
Edwards (A.G.) Inc.                                      1,481           50,650
Fannie Mae                                              13,676          922,309
Federated Investors Inc. Class B                         2,741           75,158
Franklin Resources Inc.                                  3,915          152,959
Freddie Mac                                              9,748          494,906
Goldman Sachs Group Inc. (The)                           6,754          565,647
Janus Capital Group Inc.                                 4,559           74,768
JP Morgan Chase & Co.                                   27,960          955,673
Knight Trading Group Inc./(1)/                           1,767           10,991
Legg Mason Inc.                                          1,025           66,574
Lehman Brothers Holdings Inc.                            3,475          231,018
MBNA Corp.                                              19,630          409,089
Merrill Lynch & Co. Inc.                                12,194          569,216
Metris Companies Inc.                                    8,929           49,556
Morgan Stanley                                          15,338          655,699
Providian Financial Corp./(1)/                           4,743           43,920
Schwab (Charles) Corp. (The)                            23,865          240,798
SLM Corp.                                                5,784          226,559
T. Rowe Price Group Inc.                                 2,731          103,095

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
World Acceptance Corp./(1)/                              3,873   $       63,052
-------------------------------------------------------------------------------
                                                                     12,454,058
-------------------------------------------------------------------------------

ELECTRIC - 1.15%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                     9,170           58,229
Allegheny Energy Inc.                                    1,717           14,509
Ameren Corp.                                             1,382           60,946
American Electric Power Co. Inc.                         2,501           74,605
Calpine Corp./(1)/                                       5,088           33,581
CenterPoint Energy Inc.                                  6,613           53,896
Cinergy Corp.                                            2,041           75,088
CMS Energy Corp.                                         2,437           19,740
Consolidated Edison Inc.                                 2,827          122,353
Constellation Energy Group Inc.                          3,465          118,849
Dominion Resources Inc.                                  3,854          247,697
DQE Inc.                                                 4,313           64,997
DTE Energy Co.                                           2,706          104,560
Duke Energy Corp.                                       13,401          267,350
Edison International/(1)/                                6,610          108,602
Energy East Corp.                                        1,851           38,427
Entergy Corp.                                            2,920          154,118
Exelon Corp.                                             4,349          260,114
FirstEnergy Corp.                                        4,108          157,953
FPL Group Inc.                                           1,604          107,227
NiSource Inc.                                            5,049           95,931
Pepco Holdings Inc.                                      1,967           37,688
PG&E Corp./(1)/                                          6,797          143,757
Pinnacle West Capital Corp.                              1,507           56,437
PNM Resources Inc.                                         327            8,747
PPL Corp.                                                2,771          119,153
Progress Energy Inc.                                     2,680          117,652
Public Service Enterprise Group Inc.                     2,509          106,005
Reliant Resources Inc./(1)/                              5,215           31,968
SCANA Corp.                                              1,343           46,038
Southern Company                                         8,931          278,290
TECO Energy Inc.                                         2,071           24,831
Texas Genco Holdings Inc.                                  330            7,672
TXU Corp.                                                2,849           63,960
Wisconsin Energy Corp.                                   1,478           42,862
WPS Resources Corp.                                      4,194          168,599
Xcel Energy Inc.                                         7,853          118,109
-------------------------------------------------------------------------------
                                                                      3,610,540
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.06%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                     4,905           76,469
Molex Inc.                                               3,912          105,585
Power-One Inc./(1)/                                      1,430           10,224
-------------------------------------------------------------------------------
                                                                        192,278
-------------------------------------------------------------------------------

ELECTRONICS - 0.36%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                           7,539          147,387
Applera Corp. - Applied Biosystems Group                 4,339           82,571
Arrow Electronics Inc./(1)/                              2,688           40,965
Fairchild Semiconductor International Inc.
 Class A/(1)/                                            3,300           42,207
Jabil Circuit Inc./(1)/                                  4,317           95,406
Johnson Controls Inc.                                    1,269          108,626
Millipore Corp./(1)/                                     1,423           63,139
Parker Hannifin Corp.                                    1,623           68,150
PerkinElmer Inc.                                         2,415           33,351
Sanmina-SCI Corp./(1)/                                  10,043           63,371
Solectron Corp./(1)/                                    13,777           51,526
Symbol Technologies Inc.                                 5,372           69,890
Tektronix Inc./(1)/                                      3,209           69,314
Thermo Electron Corp./(1)/                               4,296           90,302
Vishay Intertechnology Inc./(1)/                         2,914           38,465
Waters Corp./(1)/                                        2,438           71,019
-------------------------------------------------------------------------------
                                                                      1,135,689
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.05%
-------------------------------------------------------------------------------
EMCOR Group Inc./(1)/                                    2,103          103,804
Fluor Corp.                                              1,858           62,503
-------------------------------------------------------------------------------
                                                                        166,307
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.08%
-------------------------------------------------------------------------------
Hollywood Entertainment Corp./(1)/                         438            7,534
International Game Technology Inc./(1)/                  1,321          135,178
International Speedway Corp. Class A                     2,475           97,787
Speedway Motorsports Inc.                                  290            7,772
-------------------------------------------------------------------------------
                                                                        248,271
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.09%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                        4,597           46,200
Republic Services Inc./(1)/                              1,976           44,796
Waste Management Inc.                                    7,368          177,495
-------------------------------------------------------------------------------
                                                                        268,491
-------------------------------------------------------------------------------

FOOD - 1.01%
-------------------------------------------------------------------------------
Albertson's Inc.                                         3,898           74,842
Applebee's International Inc.                              472           14,835
Archer-Daniels-Midland Co.                              12,294          158,224
Campbell Soup Co.                                        6,993          171,328
CEC Entertainment Inc./(1)/                                259            9,565
ConAgra Foods Inc.                                       8,467          199,821
Dean Foods Co./(1)/                                      1,731           54,526
Del Monte Foods Co./(1)/                                 2,078           18,370
Flowers Foods Inc.                                       5,075          100,272
General Mills Inc.                                       4,457          211,306
Heinz (H.J.) Co.                                         4,223          139,275
Hershey Foods Corp.                                      1,658          115,496
Hormel Foods Corp.                                       2,904           68,825
IHOP Corp.                                                 282            8,903
Kellogg Co.                                              5,735          197,112
Kraft Foods Inc.                                         3,644          118,612

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

FOOD (Continued)
-------------------------------------------------------------------------------
Kroger Co./(1)/                                         11,139   $      185,799
McCormick & Co. Inc.                                     4,716          128,275
Safeway Inc./(1)/                                        4,870           99,640
Sara Lee Corp.                                          12,765          240,110
Smucker (J.M.) Co. (The)                                 3,814          152,140
Sonic Corp./(1)/                                           279            7,095
SUPERVALU Inc.                                           4,133           88,116
Sysco Corp.                                              9,648          289,826
Tyson Foods Inc. Class A                                 3,409           36,204
Whole Foods Market Inc./(1)/                               667           31,703
Winn-Dixie Stores Inc.                                   4,064           50,028
Wrigley (William Jr.) Co.                                3,262          183,422
-------------------------------------------------------------------------------
                                                                      3,153,670
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.23%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                      1,475           35,252
Bowater Inc.                                               531           19,886
Georgia-Pacific Corp.                                    4,034           76,444
International Paper Co.                                  6,141          219,418
Louisiana-Pacific Corp./(1)/                               918            9,951
MeadWestvaco Corp.                                       4,080          100,776
Plum Creek Timber Co. Inc.                               2,985           77,461
Temple-Inland Inc.                                         664           28,492
Weyerhaeuser Co.                                         2,801          151,254
-------------------------------------------------------------------------------
                                                                        718,934
-------------------------------------------------------------------------------

GAS - 0.06%
-------------------------------------------------------------------------------
KeySpan Corp.                                            2,175           77,104
Sempra Energy                                            3,995          113,977
-------------------------------------------------------------------------------
                                                                        191,081
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.14%
-------------------------------------------------------------------------------
Black & Decker Corp.                                     1,566           68,043
Emerson Electric Co.                                     5,430          277,473
SPX Corp./(1)/                                           1,351           59,525
Stanley Works (The)                                      1,449           39,992
-------------------------------------------------------------------------------
                                                                        445,033
-------------------------------------------------------------------------------

HEALTH CARE - 2.41%
-------------------------------------------------------------------------------
Aetna Inc.                                               1,379           83,016
Anthem Inc./(1)/                                         2,035          157,000
Apogent Technologies Inc./(1)/                           3,990           79,800
Apria Healthcare Group Inc./(1)/                         2,955           73,520
Bard (C.R.) Inc.                                         1,274           90,849
Bausch & Lomb Inc.                                       1,749           65,587
Baxter International Inc.                                8,822          229,372
Beckman Coulter Inc.                                     2,065           83,922
Becton, Dickinson & Co.                                  4,472          173,737
Biomet Inc.                                              5,253          150,551
Boston Scientific Corp./(1)/                             6,666          407,293
Cerner Corp./(1)/                                          353            8,101
Covance Inc./(1)/                                        2,892           52,345
Enzon Pharmaceuticals Inc./(1)/                          2,024           25,340
Express Scripts Inc./(1)/                                  857           58,550
Guidant Corp.                                            4,512          200,288
HCA Inc.                                                 7,730          247,669
Health Management Associates Inc. Class A                5,070           93,542
Health Net Inc./(1)/                                     2,253           74,236
Humana Inc./(1)/                                         4,790           72,329
Invacare Corp.                                           3,365          111,045
Johnson & Johnson                                       41,681        2,154,908
Laboratory Corp. of America Holdings/(1)/                1,933           58,280
Lincare Holdings Inc./(1)/                               1,458           45,942
Manor Care Inc./(1)/                                     3,465           86,660
Medtronic Inc.                                          17,111          820,815
Oxford Health Plans Inc./(1)/                            2,192           92,130
PacifiCare Health Systems Inc./(1)/                      1,148           56,631
Quest Diagnostics Inc./(1)/                              1,667          106,355
Renal Care Group Inc./(1)/                               2,696           94,926
St. Jude Medical Inc./(1)/                               2,835          163,012
Stryker Corp.                                            3,180          220,597
Tenet Healthcare Corp./(1)/                              8,282           96,485
UnitedHealth Group Inc.                                  8,304          417,276
Universal Health Services Inc. Class B/(1)/              1,122           44,454
Varian Medical Systems Inc./(1)/                           922           53,080
Viasys Healthcare Inc./(1)/                              3,574           73,982
Vital Images Inc./(1)/                                   4,449           82,218
WellPoint Health Networks Inc./(1)/                      2,172          183,100
Zimmer Holdings Inc./(1)/                                3,793          170,875
-------------------------------------------------------------------------------
                                                                      7,559,818
-------------------------------------------------------------------------------

HOME BUILDERS - 0.10%
-------------------------------------------------------------------------------
Centex Corp.                                               534           41,540
Clayton Homes Inc.                                       5,750           72,162
Lennar Corp. Class A                                       570           40,755
Lennar Corp. Class B                                        57            3,916
M.D.C. Holdings Inc.                                     1,521           73,434
Pulte Homes Inc.                                         1,394           85,954
-------------------------------------------------------------------------------
                                                                        317,761
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.11%
-------------------------------------------------------------------------------
Ethan Allen Interiors Inc.                               2,929          102,984
Furniture Brands International Inc./(1)/                   327            8,535
Leggett & Platt Inc.                                     5,350          109,675
Maytag Corp.                                             2,209           53,944
Polycom Inc./(1)/                                        2,761           38,267
Whirlpool Corp.                                            686           43,698
-------------------------------------------------------------------------------
                                                                        357,103
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.14%
-------------------------------------------------------------------------------
Avery Dennison Corp.                                     1,401           70,330
Clorox Co.                                               2,503          106,753
Fortune Brands Inc.                                      1,754           91,559
Newell Rubbermaid Inc.                                   3,517           98,476

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES (Continued)
-------------------------------------------------------------------------------
Tupperware Corp.                                         4,287   $       61,561
Yankee Candle Co. Inc. (The)/(1)/                          355            8,243
-------------------------------------------------------------------------------
                                                                        436,922
-------------------------------------------------------------------------------

INSURANCE - 1.48%
-------------------------------------------------------------------------------
ACE Ltd.                                                 7,287          249,871
AFLAC Inc.                                               6,487          199,475
Allmerica Financial Corp./(1)/                           2,477           44,561
Allstate Corp. (The)                                    10,005          356,678
Ambac Financial Group Inc.                               1,411           93,479
American National Insurance Co.                            949           81,987
AON Corp.                                                4,369          105,206
Chubb Corp.                                              1,755          105,300
CIGNA Corp.                                              1,179           55,342
Cincinnati Financial Corp.                               3,872          143,612
CNA Financial Corp./(1)/                                 1,884           46,346
Fidelity National Financial Inc.                         1,532           47,124
Hancock (John) Financial Services Inc.                   3,703          113,793
Hartford Financial Services Group Inc.                   3,184          160,346
Jefferson-Pilot Corp.                                    1,636           67,829
Lincoln National Corp.                                   1,257           44,787
Loews Corp.                                              2,921          138,134
Marsh & McLennan Companies Inc.                          7,257          370,615
MBIA Inc.                                                1,849           90,139
MetLife Inc.                                             9,302          263,433
MGIC Investment Corp.                                    1,372           63,990
MONY Group Inc. (The)                                      323            8,705
Old Republic International Corp.                         2,192           75,120
PMI Group Inc. (The)                                     1,886           50,620
Principal Financial Group Inc.                           4,683          151,027
Progressive Corp. (The)                                  2,909          212,648
Protective Life Corp.                                    2,023           54,115
Prudential Financial Inc.                                7,456          250,894
Radian Group Inc.                                        1,491           54,645
SAFECO Corp.                                             2,842          100,266
St. Paul Companies Inc.                                  2,031           74,152
Stewart Information Services Corp./(1)/                  1,176           32,752
Torchmark Corp.                                          1,871           69,695
Travelers Property Casualty Corp. Class B               15,367          242,338
Unitrin Inc.                                             2,788           75,611
UNUMProvident Corp.                                      4,386           58,816
XL Capital Ltd. Class A                                  3,537          293,571
-------------------------------------------------------------------------------
                                                                      4,647,022
-------------------------------------------------------------------------------

IRON / STEEL - 0.05%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                              3,799           25,073
Nucor Corp.                                              1,357           66,289
United States Steel Corp.                                4,693           76,824
-------------------------------------------------------------------------------
                                                                        168,186
-------------------------------------------------------------------------------

LEISURE TIME - 0.14%
-------------------------------------------------------------------------------
Callaway Golf Co.                                        4,025           53,211
Harley-Davidson Inc.                                     4,758          189,654
Polaris Industries Inc.                                  2,067          126,914
Sabre Holdings Corp.                                     3,377           83,243
-------------------------------------------------------------------------------
                                                                        453,022
-------------------------------------------------------------------------------

LODGING - 0.17%
-------------------------------------------------------------------------------
Extended Stay America Inc./(1)/                            615            8,296
Harrah's Entertainment Inc./(1)/                         2,415           97,180
Hilton Hotels Corp.                                      8,029          102,691
Mandalay Resort Group                                    1,147           36,532
Marriott International Inc. Class A                      3,773          144,959
Park Place Entertainment Corp./(1)/                      5,994           54,485
Starwood Hotels & Resorts Worldwide Inc.                 3,465           99,064
-------------------------------------------------------------------------------
                                                                        543,207
-------------------------------------------------------------------------------

MACHINERY - 0.37%
-------------------------------------------------------------------------------
AGCO Corp./(1)/                                          2,791           47,670
Albany International Corp. Class A                         305            8,357
Briggs & Stratton Corp.                                  2,451          123,776
Caterpillar Inc.                                         5,120          284,979
Cummins Inc.                                               261            9,367
Deere & Co.                                              3,513          160,544
Dover Corp.                                              3,684          110,373
Idex Corp.                                               3,440          124,666
Ingersoll-Rand Co. Class A                               2,941          139,168
Kadant Inc./(1)/                                         2,901           54,394
Rockwell Automation Inc.                                 4,473          106,636
-------------------------------------------------------------------------------
                                                                      1,169,930
-------------------------------------------------------------------------------

MANUFACTURERS - 2.10%
-------------------------------------------------------------------------------
Cooper Industries Ltd.                                     807           33,329
Crane Co.                                                4,389           99,323
Danaher Corp.                                            2,085          141,884
Eastman Kodak Co.                                        4,194          114,706
Eaton Corp.                                                901           70,828
FMC Corp./(1)/                                           1,248           28,242
General Electric Co.                                   138,309        3,966,702
Honeywell International Inc.                            12,120          325,422
Illinois Tool Works Inc.                                 4,174          274,858
ITT Industries Inc.                                      1,690          110,627
Pall Corp.                                               2,621           58,973
Textron Inc.                                             2,574          100,437
3M Co.                                                   4,985          642,965
Tyco International Ltd.                                 31,982          607,018
-------------------------------------------------------------------------------
                                                                      6,575,314
-------------------------------------------------------------------------------

MEDIA - 2.15%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                               62,751        1,009,664
Belo (A.H.) Corp.                                        4,589          102,610
Cablevision Systems Corp./(1)/                             854           17,729

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MEDIA (Continued)
-------------------------------------------------------------------------------
Clear Channel Communications Inc./(1)/                   8,541   $      362,053
Comcast Corp. Class A/(1)/                              53,682        1,620,123
Dow Jones & Co. Inc.                                     1,891           81,370
Fox Entertainment Group Inc. Class A/(1)/                  915           26,334
Gannett Co. Inc.                                         3,865          296,871
Gemstar-TV Guide International Inc./(1)/                 4,845           24,661
Hispanic Broadcasting Corp./(1)/                         2,557           65,076
Knight Ridder Inc.                                       1,355           93,400
Liberty Corp.                                              171            7,268
Liberty Media Corp. Class A/(1)/                        32,944          380,833
McClatchy Co. (The) Class A                              2,329          134,197
McGraw-Hill Companies Inc. (The)                         2,642          163,804
New York Times Co. Class A                               2,805          127,628
Radio One Inc. Class D/(1)/                                447            7,943
Readers Digest Association Inc. (The)                    2,477           33,390
Tribune Co.                                              4,879          235,656
UnitedGlobalCom Inc. Class A/(1)/                        1,561            8,070
Univision Communications Inc. Class A/(1)/               3,143           95,547
Viacom Inc. Class B/(1)/                                25,178        1,099,271
Walt Disney Co. (The)                                   27,180          536,805
Washington Post Company (The) Class B                      119           87,215
Westwood One Inc./(1)/                                   1,618           54,899
Young Broadcasting Inc. Class A/(1)/                     3,300           69,729
-------------------------------------------------------------------------------
                                                                      6,742,146
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.06%
-------------------------------------------------------------------------------
Precision Castparts Corp.                                3,273          101,790
Worthington Industries Inc.                              6,188           82,919
-------------------------------------------------------------------------------
                                                                        184,709
-------------------------------------------------------------------------------

MINING - 0.23%
-------------------------------------------------------------------------------
Alcoa Inc.                                              13,182          336,141
Arch Coal Inc.                                           2,641           60,690
Freeport-McMoRan Copper & Gold Inc.                      2,154           52,773
Newmont Mining Corp.                                     6,523          211,737
Phelps Dodge Corp./(1)/                                  1,243           47,657
-------------------------------------------------------------------------------
                                                                        708,998
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.17%
-------------------------------------------------------------------------------
Herman Miller Inc.                                       3,790           76,596
HON Industries Inc.                                      3,940          120,170
Imagistics International Inc./(1)/                       2,817           72,679
Pitney Bowes Inc.                                        3,463          133,014
Xerox Corp./(1)/                                        13,514          143,113
-------------------------------------------------------------------------------
                                                                        545,572
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 2.47%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                       1,291           63,491
Anadarko Petroleum Corp.                                 3,754          166,940
Apache Corp.                                             2,624          170,717
Burlington Resources Inc.                                3,612          195,301
ChevronTexaco Corp.                                     14,694        1,060,907
ConocoPhillips                                          10,002          548,110
Devon Energy Corp.                                       4,218          225,241
Diamond Offshore Drilling Inc.                             729           15,302
Energen Corp.                                              225            7,493
ENSCO International Inc.                                 2,663           71,635
EOG Resources Inc.                                       3,155          132,005
Exxon Mobil Corp.                                       97,199        3,490,416
Houston Exploration Co./(1)/                             1,861           64,577
Kerr-McGee Corp.                                         1,712           76,698
Kinder Morgan Inc.                                       1,444           78,915
Marathon Oil Corp.                                       4,495          118,443
Nabors Industries Ltd./(1)/                              2,148           84,953
Newfield Exploration Co./(1)/                            1,533           57,564
Noble Corp./(1)/                                         2,017           69,183
Noble Energy Inc.                                        2,424           91,627
Occidental Petroleum Corp.                               5,517          185,095
Piedmont Natural Gas Co.                                 3,911          151,786
Pioneer Natural Resources Co./(1)/                       4,007          104,583
Rowan Companies Inc./(1)/                                1,940           43,456
Stone Energy Corp./(1)/                                    202            8,468
Transocean Inc./(1)/                                     4,936          108,444
Unocal Corp.                                             5,550          159,230
Valero Energy Corp.                                        416           15,113
WD-40 Co.                                                4,762          135,955
XTO Energy Inc.                                          1,988           39,979
-------------------------------------------------------------------------------
                                                                      7,741,627
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.37%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                        4,889          164,124
BJ Services Co./(1)/                                     2,004           74,869
Cooper Cameron Corp./(1)/                                  386           19,447
FMC Technologies Inc./(1)/                               3,386           71,275
Grant Prideco Inc./(1)/                                  6,027           70,817
Halliburton Co.                                          5,745          132,135
Schlumberger Ltd.                                       10,529          500,865
Smith International Inc./(1)/                            1,358           49,893
Tidewater Inc.                                             820           24,083
Varco International Inc./(1)/                            2,982           58,447
-------------------------------------------------------------------------------
                                                                      1,165,955
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.07%
-------------------------------------------------------------------------------
Ball Corp.                                                 845           38,456
Bemis Co.                                                  811           37,955
Pactiv Corp./(1)/                                        2,356           46,437
Sealed Air Corp./(1)/                                    1,209           57,621
Smurfit-Stone Container Corp./(1)/                       4,169           54,322
-------------------------------------------------------------------------------
                                                                        234,791
-------------------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS - 3.88%
-------------------------------------------------------------------------------
Abbott Laboratories                                     22,281   $      975,017
Abgenix Inc./(1)/                                        3,992           41,876
Advanced Medical Optics Inc./(1)/                        2,019           34,424
Allergan Inc.                                            1,996          153,892
AmerisourceBergen Corp.                                  1,593          110,475
Bristol-Myers Squibb Co.                                25,654          696,506
Cardinal Health Inc.                                     6,301          405,154
Celgene Corp./(1)/                                       3,087           93,845
DENTSPLY International Inc.                              2,721          111,289
Forest Laboratories Inc./(1)/                            5,272          288,642
Gilead Sciences Inc./(1)/                                3,173          176,355
ICN Pharmaceuticals Inc.                                 3,639           60,990
ImClone Systems Inc./(1)/                                2,550           80,631
IVAX Corp./(1)/                                          2,933           52,354
King Pharmaceuticals Inc./(1)/                           5,234           77,254
Lilly (Eli) & Co.                                       16,245        1,120,418
Medarex Inc./(1)/                                        1,924           12,679
MedImmune Inc./(1)/                                      4,322          157,191
Merck & Co. Inc.                                        31,821        1,926,762
Mylan Laboratories Inc.                                  4,336          150,763
Neurocrine Biosciences Inc./(1)/                         2,224          111,067
Omnicare Inc.                                            2,252           76,095
Pfizer Inc.                                            111,786        3,817,492
Priority Healthcare Corp. Class B/(1)/                   4,203           77,966
Schering-Plough Corp.                                   21,025          391,065
Sepracor Inc./(1)/                                       4,187           75,492
Watson Pharmaceuticals Inc./(1)/                         2,101           84,817
Wyeth                                                   17,733          807,738
-------------------------------------------------------------------------------
                                                                     12,168,249
-------------------------------------------------------------------------------

PIPELINES - 0.10%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                      4,435           18,627
El Paso Corp.                                           10,355           83,668
Questar Corp.                                            3,950          132,207
Williams Companies Inc.                                  9,943           78,550
-------------------------------------------------------------------------------
                                                                        313,052
-------------------------------------------------------------------------------

REAL ESTATE - 0.07%
-------------------------------------------------------------------------------
Catellus Development Corp./(1)/                          4,931          108,482
LNR Property Corp.                                       2,864          107,114
-------------------------------------------------------------------------------
                                                                        215,596
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.75%
-------------------------------------------------------------------------------
Annaly Mortgage Management Inc.                          3,077           61,263
Apartment Investment & Management Co. Class A            2,834           98,056
Archstone-Smith Trust                                    6,567          157,608
AvalonBay Communities Inc.                               3,365          143,484
Capital Automotive                                         369           10,328
Capstead Mortgage Corp.                                  5,400           60,858
CBL & Associates Properties Inc.                         3,759          161,637
Chelsea Property Group Inc.                              3,863          155,718
Duke Realty Corp.                                        1,154           31,793
Equity Office Properties Trust                           6,513          175,916
Equity Residential                                       6,196          160,786
General Growth Properties Inc.                           1,503           93,847
Host Marriott Corp./(1)/                                10,770           98,546
iStar Financial Inc.                                     4,445          162,243
Kimco Realty Corp.                                       1,176           44,570
ProLogis                                                 2,059           56,211
Public Storage Inc.                                      1,273           43,117
Simon Property Group Inc.                                3,945          153,973
SL Green Realty Corp.                                   10,101          352,424
Vornado Realty Trust                                     3,019          131,628
-------------------------------------------------------------------------------
                                                                      2,354,006
-------------------------------------------------------------------------------

RETAIL - 3.61%
-------------------------------------------------------------------------------
Aeropostale Inc./(1)/                                      400            8,592
Amazon.com Inc./(1)/                                     2,388           87,138
American Eagle Outfitters Inc./(1)/                        475            8,712
AnnTaylor Stores Corp./(1)/                                325            9,409
AutoNation Inc./(1)/                                     6,991          109,899
AutoZone Inc./(1)/                                       1,427          108,409
Bed Bath & Beyond Inc./(1)/                              5,147          199,755
Best Buy Co. Inc./(1)/                                   4,844          212,748
Big Lots Inc./(1)/                                         736           11,069
BJ's Wholesale Club Inc./(1)/                            1,414           21,295
Bob Evans Farms Inc.                                       297            8,206
Brinker International Inc./(1)/                          2,708           97,542
Burlington Coat Factory Warehouse Corp.                    714           12,781
CarMax Inc./(1)/                                         1,565           47,185
Cash America International Inc.                          8,518          112,608
Cato Corp. Class A                                         385            8,116
Christopher & Banks Corp./(1)/                             286           10,579
Circuit City Stores Inc.                                 4,986           43,877
Claire's Stores Inc.                                       283            7,177
Coach Inc./(1)/                                          1,203           59,837
CVS Corp.                                                6,427          180,149
Darden Restaurants Inc.                                  4,658           88,409
Dollar General Corp.                                     5,817          106,218
Dollar Tree Stores Inc./(1)/                             3,147           99,854
eBay Inc./(1)/                                           4,619          481,207
Edison Brothers Stores Warrants (Expires
 09/26/05)/(1)/(2)/                                         16               --
Family Dollar Stores Inc.                                2,603           99,304
Federated Department Stores Inc.                         2,702           99,569
Gap Inc. (The)                                          14,928          280,049
Group 1 Automotive Inc./(1)/                               253            8,200
Home Depot Inc.                                         34,281        1,135,387
Kohls Corp./(1)/                                         4,720          242,514
Limited Brands Inc.                                      9,715          150,583
Lowe's Companies Inc.                                   11,430          490,919
May Department Stores Co. (The)                          3,851           85,723
McDonald's Corp.                                        17,681          390,043
Men's Wearhouse Inc. (The)/(1)/                            452            9,876
MSC Industrial Direct Co. Inc. Class A/(1)/                389            6,963
Nordstrom Inc.                                           4,431           86,493

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

RETAIL (Continued)
-------------------------------------------------------------------------------
Office Depot Inc./(1)/                                   6,641   $       96,361
Outback Steakhouse Inc.                                  2,144           83,616
Pacific Sunwear of California Inc./(1)/                    321            7,733
Payless ShoeSource Inc./(1)/                             4,911           61,388
Penney (J.C.) Co. Inc. (Holding Co.)                     4,206           70,871
Pier 1 Imports Inc.                                      2,907           59,303
RadioShack Corp.                                         3,984          104,819
Regis Corp.                                                337            9,790
Rite Aid Corp./(1)/                                      6,847           30,469
Ross Stores Inc.                                         2,090           89,327
Ruby Tuesday Inc.                                          615           15,209
Saks Inc./(1)/                                           4,626           44,872
Sears, Roebuck and Co.                                   3,676          123,661
Sonic Automotive Inc./(1)/                                 542           11,875
Sports Resorts International Inc./(1)/                   1,135            5,516
Staples Inc./(1)/                                        7,889          144,763
Starbucks Corp./(1)/                                     6,990          171,395
Target Corp.                                            12,443          470,843
Tiffany & Co.                                            3,695          120,753
TJX Companies Inc.                                       9,408          177,247
Toys R Us Inc./(1)/                                      4,822           58,443
United Auto Group Inc./(1)/                                416            9,060
Walgreen Co.                                            14,765          444,427
Wal-Mart Stores Inc.                                    61,933        3,323,944
Wendy's International Inc.                               2,987           86,533
Yum! Brands Inc./(1)/                                    5,366          158,619
Zale Corp./(1)/                                          2,840          113,600
-------------------------------------------------------------------------------
                                                                     11,320,831
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.56%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         6,026           38,627
Altera Corp./(1)/                                        6,508          106,731
Analog Devices Inc./(1)/                                 5,277          183,745
Applied Materials Inc./(1)/                             21,621          342,909
Applied Micro Circuits Corp./(1)/                        6,014           36,385
Broadcom Corp. Class A/(1)/                              3,676           91,569
Conexant Systems Inc./(1)/                              30,027          123,111
Cree Inc./(1)/                                           2,714           44,184
Cypress Semiconductor Corp./(1)/                         3,327           39,924
Integrated Device Technology Inc./(1)/                   3,818           42,189
Intel Corp.                                             92,465        1,921,793
International Rectifier Corp./(1)/                       1,299           34,839
Intersil Corp. Class A/(1)/                              1,900           50,559
KLA-Tencor Corp./(1)/                                    2,989          138,959
Lam Research Corp./(1)/                                  3,733           67,978
Lattice Semiconductor Corp./(1)/                         2,510           20,657
Linear Technology Corp.                                  4,424          142,497
LSI Logic Corp./(1)/                                     6,050           42,834
Maxim Integrated Products Inc.                           4,746          162,266
Microchip Technology Inc.                                2,842           69,998
Micron Technology Inc./(1)/                              9,078          105,577
Mykrolis Corp./(1)/                                      5,198           52,760
National Semiconductor Corp./(1)/                        2,647           52,199
Novellus Systems Inc./(1)/                               2,240           82,031
NVIDIA Corp./(1)/                                        2,468           56,789
PMC-Sierra Inc./(1)/                                     3,800           44,574
QLogic Corp./(1)/                                        1,155           55,821
Rambus Inc./(1)/                                         2,199           36,437
Skyworks Solutions Inc./(1)/                             2,169           14,684
Teradyne Inc./(1)/                                       3,212           55,600
Texas Instruments Inc.                                  24,716          435,002
TriQuint Semiconductor Inc./(1)/                         2,598           10,808
Varian Semiconductor Equipment Associates
 Inc./(1)/                                               1,767           52,586
Vitesse Semiconductor Corp./(1)/                         4,520           22,238
Xilinx Inc./(1)/                                         5,016          126,955
-------------------------------------------------------------------------------
                                                                      4,905,815
-------------------------------------------------------------------------------

SOFTWARE - 2.61%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                       4,537          145,502
Akamai Technologies Inc./(1)/                           18,014           86,107
Ariba Inc./(1)/                                          2,516            7,473
Autodesk Inc.                                            4,484           72,461
Automatic Data Processing Inc.                           8,500          287,810
BEA Systems Inc./(1)/                                    6,608           71,763
BMC Software Inc./(1)/                                   6,043           98,682
Cadence Design Systems Inc./(1)/                         5,858           70,647
Certegy Inc./(1)/                                        2,060           57,165
CheckFree Corp./(1)/                                     1,383           38,503
ChoicePoint Inc./(1)/                                    2,265           78,188
Citrix Systems Inc./(1)/                                 4,059           82,641
Computer Associates International Inc.                   9,739          216,985
Compuware Corp./(1)/                                     6,574           37,932
DoubleClick Inc./(1)/                                    2,130           19,703
Edwards (J.D.) & Co./(1)/                                  652            9,343
eFunds Corp./(1)/                                        2,862           32,999
Electronic Arts Inc./(1)/                                2,064          152,715
First Data Corp.                                        10,741          445,107
Fiserv Inc./(1)/                                         3,650          129,977
Global Payments Inc.                                       243            8,627
IMS Health Inc.                                          4,946           88,979
Intuit Inc./(1)/                                         3,461          154,118
Macromedia Inc./(1)/                                     2,463           51,822
Mercury Interactive Corp./(1)/                           1,904           73,513
Micromuse Inc./(1)/                                      1,824           14,574
Microsoft Corp.                                        150,918        3,865,010
Network Associates Inc./(1)/                             3,882           49,224
Novell Inc./(1)/                                         6,488           19,983
Oracle Corp./(1)/                                       75,901          912,330
Parametric Technology Corp./(1)/                         5,101           15,558
PeopleSoft Inc./(1)/                                     5,599           98,486
RealNetworks Inc./(1)/                                   1,767           11,980
Reynolds & Reynolds Co. (The) Class A                    3,534          100,931
Siebel Systems Inc./(1)/                                 8,041           76,711
Sybase Inc./(1)/                                         4,950           68,855
Symantec Corp./(1)/                                      2,439          106,975
TIBCO Software Inc./(1)/                                 4,024           20,482
webMethods Inc./(1)/                                     2,501           20,333

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SOFTWARE (Continued)
-------------------------------------------------------------------------------
Yahoo! Inc./(1)/                                         8,633   $      282,817
-------------------------------------------------------------------------------
                                                                      8,183,011
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.42%
-------------------------------------------------------------------------------
Advanced Fibre Communications Inc./(1)/                  2,745           44,661
American Tower Corp. Class A/(1)/                        5,226           46,250
Andrew Corp./(1)/                                        3,059           28,143
Avaya Inc./(1)/                                          6,795           43,896
CIENA Corp./(1)/                                         6,022           31,254
Comverse Technology Inc./(1)/                            3,074           46,202
Harris Corp.                                             1,603           48,170
JDS Uniphase Corp./(1)/                                 23,428           82,232
Motorola Inc.                                           35,637          336,057
QUALCOMM Inc.                                           10,451          373,623
RF Micro Devices Inc./(1)/                               3,041           18,307
Scientific-Atlanta Inc.                                  3,815           90,950
Sonus Networks Inc./(1)/                                12,056           60,642
Sycamore Networks Inc./(1)/                              1,698            6,503
Tellabs Inc./(1)/                                        7,394           48,579
-------------------------------------------------------------------------------
                                                                      1,305,469
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.98%
-------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                        44,595          366,125
Charter Communications Inc. Class A/(1)/                 4,144           16,452
Citizens Communications Co./(1)/                         6,591           84,958
Corning Inc./(1)/                                       16,334          120,708
Cox Communications Inc. Class A/(1)/                     2,252           71,839
Crown Castle International Corp./(1)/                    2,641           20,521
EchoStar Communications Corp./(1)/                       3,398          117,639
Emulex Corp./(1)/                                        1,654           37,662
General Motors Corp. Class H/(1)/                       12,486          159,946
InterDigital Communications Corp./(1)/                     322            7,525
Level 3 Communications Inc./(1)/                         5,588           37,104
Newport Corp./(1)/                                       2,512           37,178
Nextel Communications Inc. Class A/(1)/                 13,155          237,842
Powerwave Technologies Inc./(1)/                         1,444            9,054
Price Communications Corp./(1)/                            797           10,289
Qwest Communications International Inc./(1)/            29,649          141,722
Sprint Corp. (PCS Group)/(1)/                           16,803           96,617
Verizon Communications Inc.                             38,007        1,499,376
-------------------------------------------------------------------------------
                                                                      3,072,557
-------------------------------------------------------------------------------

TELEPHONE - 0.83%
-------------------------------------------------------------------------------
Alltel Corp.                                             5,515          265,933
AT&T Corp.                                               9,086          174,906
BellSouth Corp.                                         25,103          668,493
CenturyTel Inc.                                          1,940           67,609
Cincinnati Bell Inc./(1)/                                5,614           37,614
SBC Communications Inc.                                 45,284        1,157,006
Sprint Corp. (FON Group)                                12,700          182,880
Telephone & Data Systems Inc.                              932           46,320
-------------------------------------------------------------------------------
                                                                      2,600,761
-------------------------------------------------------------------------------

TEXTILES - 0.06%
-------------------------------------------------------------------------------
Cintas Corp.                                             3,666          129,923
Mohawk Industries Inc./(1)/                                697           38,704
Polo Ralph Lauren Corp.                                    328            8,459
-------------------------------------------------------------------------------
                                                                        177,086
-------------------------------------------------------------------------------

TOBACCO - 0.47%
-------------------------------------------------------------------------------
Altria Group Inc.                                       27,926        1,268,957
Loews Corporation - Carolina Group                         413           11,151
R.J. Reynolds Tobacco Holdings Inc.                      1,961           72,969
Universal Corp.                                            324           13,705
UST Inc.                                                 2,715           95,106
-------------------------------------------------------------------------------
                                                                      1,461,888
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.07%
-------------------------------------------------------------------------------
Hasbro Inc.                                              4,495           78,618
Mattel Inc.                                              7,798          147,538
-------------------------------------------------------------------------------
                                                                        226,156
-------------------------------------------------------------------------------

TRANSPORTATION - 0.63%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       3,910          111,200
CNF Inc.                                                 2,182           55,379
CSX Corp.                                                1,989           59,849
Expeditors International Washington Inc.                 1,276           44,201
FedEx Corp.                                              4,567          283,291
Kansas City Southern Industries Inc./(1)/                4,545           54,676
Landstar System Inc./(1)/                                1,625          102,131
Norfolk Southern Corp.                                   5,202           99,878
Union Pacific Corp.                                      2,819          163,558
United Parcel Service Inc. Class B                      15,940        1,015,378
-------------------------------------------------------------------------------
                                                                      1,989,541
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------------------------
GATX Corp.                                               2,959           48,380
-------------------------------------------------------------------------------
                                                                         48,380
-------------------------------------------------------------------------------

WATER - 0.05%
-------------------------------------------------------------------------------
Connecticut Water Service Inc.                           2,671           68,244
Middlesex Water Co.                                      2,970           73,181
-------------------------------------------------------------------------------
                                                                        141,425
-------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $174,767,293)                                                152,975,591
-------------------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 15.98%

AUSTRALIA - 0.91%
-------------------------------------------------------------------------------
Coles Myer Ltd. ADR                                     10,219   $      381,169
National Australia Bank ADR                              5,471          614,120
Newcrest Mining Ltd.                                    34,883          178,966
News Corporation Ltd. ADR                                8,429          255,146
Rio Tinto PLC ADR                                        7,215          552,308
Westpac Banking Corp. Ltd. ADR                          16,195          885,543
-------------------------------------------------------------------------------
                                                                      2,867,252
-------------------------------------------------------------------------------

DENMARK - 0.21%
-------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                    10,309          357,413
TDC A/S ADR                                             20,900          316,635
-------------------------------------------------------------------------------
                                                                        674,048
-------------------------------------------------------------------------------

FINLAND - 0.33%
-------------------------------------------------------------------------------
Nokia OYJ                                                9,561          157,444
Nokia OYJ ADR                                           41,416          680,465
Stora Enso OYJ Class R                                  16,832          188,071
-------------------------------------------------------------------------------
                                                                      1,025,980
-------------------------------------------------------------------------------

FRANCE - 1.42%
-------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                     23,097          206,718
Autoroutes du Sud de la France SA                          647           18,909
Aventis SA ADR                                          14,219          777,779
AXA ADR                                                 42,045          656,322
BNP Paribas SA                                           1,358           69,006
Business Objects SA/(1)/                                   439            9,790
Cap Gemini SA/(1)/                                         324           11,504
Carrefour SA                                             2,100          102,924
Compagnie de Saint-Gobain SA                               780           30,696
European Aeronautic Defence and Space Co.                1,051           12,890
France Telecom SA/(1)/                                   1,803           44,225
France Telecom SA ADR                                    4,784          117,926
Groupe Wanadoo SA/(1)/                                   3,331           22,301
Lafarge SA                                                 179           10,490
L'Oreal SA                                               7,421          523,245
LVMH Moet Hennessy Louis Vuitton SA                     10,094          500,635
Renault SA                                                 626           33,097
Sanofi-Synthelabo SA                                       600           35,140
STMicroelectronics NV                                    2,000           41,938
Suez SA                                                  2,116           33,679
Total SA                                                14,341        1,087,048
Valeo SA                                                   331           11,479
Vivendi Universal SA ADR/(1)/                            7,022          129,486
-------------------------------------------------------------------------------
                                                                      4,487,227
-------------------------------------------------------------------------------

GERMANY - 1.02%
-------------------------------------------------------------------------------
Allianz AG                                                 700           58,182
DaimlerChrysler AG                                      16,229          563,471
Deutsche Bank AG                                         2,250          145,932
Deutsche Telekom AG ADR/(1)/                            25,311          384,727
E.ON AG                                                 12,825          659,354
Infineon Technologies AG/(1)/                            1,346           13,015
Marschollek, Lautenschlaeger und Partner AG/(1)/           773           11,540
Muenchener Rueckversicherungs- Gesellschaft AG             226           23,041
RWE AG                                                  13,510          407,869
SAP AG                                                     463           54,604
SAP AG ADR                                              11,445          334,423
Siemens AG                                              10,761          527,908
-------------------------------------------------------------------------------
                                                                      3,184,066
-------------------------------------------------------------------------------

GREECE - 0.00%
-------------------------------------------------------------------------------
Public Power Corp.                                         611           11,016
-------------------------------------------------------------------------------
                                                                         11,016
-------------------------------------------------------------------------------

HONG KONG - 0.17%
-------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                             51,500          150,574
Bank of East Asia Ltd.                                  78,800          155,616
Giordano International Ltd.                            150,000           46,646
Hang Lung Properties Ltd.                               26,000           23,506
Hong Kong Exchanges & Clearing Ltd.                     18,000           25,852
Sino Land Co. Ltd.                                     350,000          108,840
Wharf Holdings Ltd.                                      9,000           17,312
-------------------------------------------------------------------------------
                                                                        528,346
-------------------------------------------------------------------------------

IRELAND - 0.17%
-------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                              18,163          543,255
-------------------------------------------------------------------------------
                                                                        543,255
-------------------------------------------------------------------------------

ITALY - 0.59%
-------------------------------------------------------------------------------
Assicurazioni Generali SpA                               7,000          162,216
Benetton Group SpA ADR                                  15,905          334,005
Eni SpA                                                  8,227          124,423
ENI-Ente Nazionale Idrocarburi SpA ADR                   7,224          549,313
Fiat SpA ADR/(1)/                                       21,073          151,304
San Paolo-IMI SpA ADR                                   28,328          533,133
-------------------------------------------------------------------------------
                                                                      1,854,394
-------------------------------------------------------------------------------

JAPAN - 3.55%
-------------------------------------------------------------------------------
Anritsu Corp./(1)/                                      12,000           65,459
Asatsu-DK Inc.                                           5,500           98,480
Bridgestone Corp.                                        2,000           27,150
Canon Inc. ADR                                           8,640          394,416
CSK Corp.                                                3,000           81,699
Daicel Chemical Industries Ltd.                         31,000           98,364
Daimaru Inc. (The)                                      24,000           96,340
Fuji Photo Film Co. Ltd. ADR                             9,554          275,251
Fujikura Ltd.                                           13,000           42,873

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

JAPAN (Continued)
-------------------------------------------------------------------------------
Gunma Bank Ltd.                                         14,000   $       63,660
Hitachi Cable Ltd.                                      15,000           40,475
Hitachi Ltd. ADR                                         5,544          234,511
Honda Motor Company Ltd. ADR                            16,116          307,010
Ito-Yokado Co. Ltd. ADR/(2)/                             6,819          162,838
Japan Airlines System Corp. ADR                         17,084          182,059
JFE Holdings Inc.                                        7,900          118,426
JGC Corp.                                               14,000           94,208
JSR Corp.                                               10,000          121,507
Kaken Pharmaceutical Co. Ltd.                           20,000          107,266
Katokichi Co. Ltd.                                       7,800          132,842
Kikkoman Corp.                                          28,000          184,918
Kinden Corp.                                            41,000          137,606
Kirin Brewery Co. Ltd. ADR                              80,800          562,368
Kubota Corp. ADR                                        18,584          251,813
Kurita Water Industries Ltd.                            10,500          116,215
Kyocera Corp. ADR                                        2,671          152,247
Makita Corp. ADR                                        11,884           93,884
Matsushita Electric Industrial Co. Ltd. ADR             29,617          297,651
Meitec Corp.                                             4,500          136,790
Millea Holdings Inc.                                        14          107,033
Millea Holdings Inc. ADR                                11,943          459,089
Mitsubishi Corp. ADR                                    23,108          315,424
Mitsubishi Gas Chemical Co. Inc.                        46,000           97,306
Mitsui & Co. ADR                                         3,265          321,603
Mitsui Engineering & Shipbuilding Co. Ltd               67,000           84,256
Mitsui O.S.K. Lines Ltd.                                34,000          103,352
Mitsui Trust Holdings Inc./(1)/                         55,000          120,924
Mitsumi Electric Co. Ltd.                                7,100           73,380
Namco Ltd.                                               5,700           90,953
NEC Corp. ADR                                           23,721          119,554
Nichirei Corp.                                          42,000          146,558
Nikon Corp./(1)/                                         7,000           57,656
Nippon Sanso Corp.                                      31,000           99,654
Nippon Telegraph & Telephone Corp. ADR                  15,712          311,098
Nishimatsu Construction Co. Ltd.                        49,000          166,496
Nissan Chemical Industries Ltd.                         18,000           96,240
Nissan Motor Co. Ltd. ADR                               15,513          292,420
Nomura Holdings Inc.                                     4,000           50,768
NTT DoCoMo Inc.                                            137          296,648
Oki Electric Industry Co. Ltd./(1)/                     37,000          106,000
Pioneer Corp. ADR                                        7,850          178,745
Q.P. Corp.                                              22,500          177,639
Ricoh Corp. Ltd. ADR                                     2,589          216,829
Rohm Co. Ltd.                                            1,500          163,523
Sekisui Chemical Co. Ltd.                               48,000          162,299
Seven-Eleven Japan Co. Ltd.                              2,000           49,802
77 Bank Ltd. (The)                                      10,000           45,388
Showa Denko K.K./(1)/                                   49,000           85,288
Softbank Corp.                                           3,300           62,523
Sony Corp. ADR                                           7,740          216,720
Sumitomo Metal Industries Ltd.                         169,000          116,819
Sumitomo Metal Mining Co. Ltd.                          11,000           42,140
Suruga Bank Ltd. (The)                                   8,000           46,038
Takeda Chemical Industries Ltd.                            500           18,447
Takuma Co. Ltd                                          25,000          121,591
Teikoku Oil Co. Ltd.                                    42,000          137,114
Toda Corp.                                              50,000          107,433
Tokyo Electric Power Co. Inc. (The)                      3,000           57,339
Toyota Motor Corp.                                       1,000           25,900
Toyota Motor Corp. ADR                                   9,697          502,305
Ube Industries Ltd.                                     51,000           75,178
Yamazaki Baking Co. Ltd.                                24,000          152,904
Yokogawa Electric Corp.                                 15,000          115,803
-------------------------------------------------------------------------------
                                                                     11,072,505
-------------------------------------------------------------------------------

NETHERLANDS - 1.20%
-------------------------------------------------------------------------------
Abn Amro Holding NV ADR                                 42,781          816,689
Aegon NV ADR                                            22,161          222,496
Akzo Nobel NV ADR                                       12,353          329,207
ING Groep NV                                             1,218           21,162
ING Groep NV ADR                                        15,416          270,242
Koninklijke Ahold NV ADR                                30,081          251,778
Koninklijke KPN NV/(1)/                                  7,193           50,965
Koninklijke Philips Electronics NV NY Shares            22,377          427,624
Reed Elsevier NV ADR                                    22,113          525,184
Royal Dutch Petroleum Co.                               17,386          806,994
-------------------------------------------------------------------------------
                                                                      3,722,341
-------------------------------------------------------------------------------

NEW ZEALAND - 0.06%
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR                    7,975          194,271
-------------------------------------------------------------------------------
                                                                        194,271
-------------------------------------------------------------------------------

NORWAY - 0.00%
-------------------------------------------------------------------------------
Gjensidige NOR ASA                                         418           14,622
-------------------------------------------------------------------------------
                                                                         14,622
-------------------------------------------------------------------------------

PANAMA - 0.12%
-------------------------------------------------------------------------------
Carnival Corp.                                          11,870          385,894
-------------------------------------------------------------------------------
                                                                        385,894
-------------------------------------------------------------------------------

PORTUGAL - 0.04%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA ADR                        14,551          129,504
-------------------------------------------------------------------------------
                                                                        129,504
-------------------------------------------------------------------------------

SINGAPORE - 0.19%
-------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing Ltd.
 ADR/(1)/                                                1,909            9,831
Neptune Orient Lines Ltd./(1)/                         120,000          100,852
Parkway Holdings Ltd.                                  211,000           93,458
Singapore Exchange Ltd.                                197,000          153,260
SMRT Corp. Ltd.                                        335,000          117,944

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SINGAPORE (Continued)
-------------------------------------------------------------------------------
ST Assembly Test Services Ltd./(1)/                     64,000   $       62,147
Venture Corp. Ltd.                                       6,000           54,855
-------------------------------------------------------------------------------
                                                                        592,347
-------------------------------------------------------------------------------

SPAIN - 0.77%
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR                  41,026          430,363
Banco Santander Central Hispano SA ADR                 101,283          893,316
Repsol YPF SA ADR                                       24,863          402,035
Telefonica SA                                            6,336           73,560
Telefonica SA ADR                                       17,784          614,793
-------------------------------------------------------------------------------
                                                                      2,414,067
-------------------------------------------------------------------------------

SWEDEN - 0.19%
-------------------------------------------------------------------------------
ASSA Abloy AB Class B                                    1,056           10,224
Hennes & Mauritz AB Class B                              1,098           25,238
Modern Times Group AB Class B/(1)/                         906           13,921
OM AB                                                    2,725           19,404
Svenska Cellulosa AB Class B                            10,768          367,903
Telefonaktiebolaget LM Ericsson AB ADR/(1)/             10,924          116,122
Telefonaktiebolaget LM Ericsson AB Class B/(1)/         23,786           25,554
WM-Data AB Class B/(1)/                                  6,872           10,473
-------------------------------------------------------------------------------
                                                                        588,839
-------------------------------------------------------------------------------

SWITZERLAND - 1.22%
-------------------------------------------------------------------------------
Adecco SA ADR                                           29,005          303,102
Centerpulse ADR                                          9,711          262,197
Credit Suisse Group                                      7,486          197,022
Kudelski SA - Bearer/(1)/                                1,347           24,413
Nestle SA                                                4,045          834,652
Novartis AG                                             29,463        1,165,861
Swiss Re                                                 2,422          134,193
UBS AG - Registered                                     12,436          691,781
Zurich Financial Services AG/(1)/                        1,341          159,884
-------------------------------------------------------------------------------
                                                                      3,773,105
-------------------------------------------------------------------------------

UNITED KINGDOM - 3.82%
-------------------------------------------------------------------------------
ARM Holdings PLC/(1)/                                   22,819           25,229
AstraZeneca PLC ADR                                     22,275          908,152
BAE Systems PLC                                         13,711           32,241
Barclays PLC ADR/(3)/                                   29,055          869,326
BHP Billiton PLC                                        44,433          233,894
BP PLC                                                  84,389          585,217
BP PLC ADR                                              22,914          962,846
British American Tobacco PLC                             3,780           42,883
British Sky Broadcasting PLC ADR/(1)/                    6,827          307,898
British Telecom PLC ADR                                 14,358          483,290
Cadbury Schweppes PLC ADR                               28,624          692,128
Centrica PLC                                            15,000           43,502

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
-------------------------------------------------------------------------------
Diageo PLC ADR                                          22,388   $      979,699
GlaxoSmithKline PLC ADR                                 35,085        1,422,346
Hanson PLC ADR                                          15,682          443,173
HBOS PLC                                                 8,823          114,218
Hong Kong & Shanghai Banking ADR                        10,802          638,506
HSBC Holdings PLC                                       60,201          711,279
International Power PLC/(1)/                            10,297           21,962
National Grid Transco PLC                               10,120           68,635
Reuters Group PLC ADR                                    6,052          106,394
Royal Bank of Scotland Group PLC                        30,801          864,047
Scottish Power PLC                                       2,816           16,914
Shell Transport & Trading Co. PLC                       23,700          156,434
Tesco PLC                                               10,624           38,437
Unilever PLC                                             4,892           38,950
Vodafone Group PLC ADR                                  62,167        1,221,582
-------------------------------------------------------------------------------
                                                                     12,029,182
-------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $63,985,929)                                                  50,092,261
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $238,753,222)                                                203,067,852
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 33.52%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.38%, 02/15/31                              $    6,530,000        7,353,139
  8.00%, 11/15/21                                   1,000,000        1,448,711
 10.38%, 11/15/12                                   3,000,000        3,996,210
U.S. Treasury Notes
  1.50%, 02/28/05                                     970,000          974,661
  1.63%, 01/31/05                                     960,000          966,600
  1.63%, 04/30/05                                   3,510,000        3,533,033
  1.88%, 09/30/04                                   5,350,000        5,402,665
  2.00%, 05/15/06                                   4,705,000        4,754,991
  2.25%, 07/31/04                                   3,990,000        4,041,591
  3.25%, 08/15/07                                   1,370,000        1,429,777
  3.88%, 02/15/13                                     960,000          987,862
  4.00%, 11/15/12                                   1,930,000        2,008,331
  4.38%, 05/15/07                                   5,970,000        6,485,844
  4.63%, 05/15/06                                   7,540,000        8,173,533
  4.75%, 11/15/08                                   3,620,000        4,012,969
  4.88%, 02/15/12                                   1,830,000        2,034,159
  5.00%, 02/15/11                                   6,110,000        6,858,237
  5.00%, 08/15/11                                   1,810,000        2,030,311
  5.63%, 05/15/08                                   5,060,000        5,800,814
  5.88%, 11/15/05                                   7,760,000        8,562,982
  6.00%, 08/15/04                                   2,300,000        2,426,679
  6.50%, 05/15/05                                   8,290,000        9,091,801
  6.50%, 02/15/10                                   3,770,000        4,573,628
  6.75%, 05/15/05                                   6,420,000        7,070,275

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

  7.88%,  11/15/04                              $    1,000,000   $    1,091,367
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $102,788,840)                                                105,110,170
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 24.40%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(4)/                          44,653,996       44,653,996
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(4)/                          12,043,913       12,043,913
BlackRock Temp Cash Money Market Fund/(4)/             607,365          607,365
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(4)/                  3,158,151        3,158,151
Short Term Investment Co. - Prime
 Money Market Portfolio, Institutional Shares/(4)/   1,338,213        1,338,213
Abbey National Treasury Services
 PLC, Time Deposit
  1.38%, 07/01/03/(4)/                          $      802,928          802,928
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                                 669,006          669,006
  1.17%, 08/15/03/(4)/                               1,003,716        1,003,716
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%, 10/30/03/(4)/                                 535,285          535,285
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04/(4)/                                 588,784          588,784
  1.31%, 05/24/04/(4)/                               1,338,079        1,338,079
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                               1,338,012        1,338,012
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04/(4)/                                 669,106          669,106
HBOS Treasury Services PLC, Floating Rate
 Note
  1.27%, 06/24/04/(4)/                               1,338,213        1,338,213
Holmes Financing PLC, Floating Rate Bond
  1.14%, 04/15/04/(4)/                                 267,643          267,643
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04/(4)/                                 669,073          669,073
  1.22%, 04/13/04/(4)/                                 669,073          669,073
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04/(4)/                                 668,972          668,972
  1.08%, 03/29/04/(4)/                                 669,106          669,106
  1.29%, 05/04/04/(4)/                                 669,073          669,073
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03/(4)/                               1,338,146        1,338,146

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

White Pine Finance LLC, Floating Rate Note
  1.07%, 04/20/04/(4)/                          $      669,106   $      669,106
  1.14%, 05/17/04/(4)/                                 802,928          802,928
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $76,507,887)                                                  76,507,887
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.30%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement,
 dated 06/30/03, due 07/01/03, with an
 effective yield of 1.30%./(4)/                        669,106          669,106
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03,
 due 07/01/03, with an effective yield
 of 1.38%./(4)/                                        267,643          267,643
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $936,749)                                                        936,749
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 122.98%
(Cost $418,986,698)                                                 385,622,658
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (22.98%)                           (72,057,708)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                             $  313,564,950
===============================================================================

/(1)/   Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/   Issuer is an affiliate of the Master Portfolio's investment advisor. See
        Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 75.90%

U.S. COMMON STOCKS - 57.33%

ADVERTISING - 0.13%
-------------------------------------------------------------------------------
Harte-Hanks Inc.                                         1,320   $       25,081
Interpublic Group of Companies Inc.                      3,501           46,843
Omnicom Group Inc.                                       1,363           97,727
-------------------------------------------------------------------------------
                                                                        169,651
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.78%
-------------------------------------------------------------------------------
Alliant Techsystems Inc./(1)/                              283           14,691
Boeing Co. (The)                                         6,608          226,787
General Dynamics Corp.                                   1,630          118,175
Goodrich (B.F.) Co.                                      1,107           23,247
L-3 Communications Holdings Inc./(1)/                      482           20,962
Lockheed Martin Corp.                                    2,955          140,569
Northrop Grumman Corp.                                   1,323          114,162
Raytheon Co.                                             3,127          102,691
Rockwell Collins Inc.                                    1,815           44,703
United Technologies Corp.                                3,328          235,722
-------------------------------------------------------------------------------
                                                                      1,041,709
-------------------------------------------------------------------------------

AIRLINES - 0.11%
-------------------------------------------------------------------------------
AMR Corp./(1)/                                           1,274           14,014
Continental Airlines Inc. Class B/(1)/                     486            7,275
Delta Air Lines Inc.                                     1,828           26,835
Northwest Airlines Corp./(1)/                            1,001           11,301
Southwest Airlines Co.                                   4,697           80,788
-------------------------------------------------------------------------------
                                                                        140,213
-------------------------------------------------------------------------------

APPAREL - 0.18%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                            1,246           36,458
Liz Claiborne Inc.                                       1,436           50,619
Nike Inc. Class B                                        2,254          120,566
VF Corp.                                                 1,083           36,790
-------------------------------------------------------------------------------
                                                                        244,433
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.29%
-------------------------------------------------------------------------------
Ford Motor Company                                      13,253          145,650
General Motors Corp.                                     3,972          142,992
Navistar International Corp./(1)/                        1,106           36,089
PACCAR Inc.                                                977           66,006
-------------------------------------------------------------------------------
                                                                        390,737
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.08%
-------------------------------------------------------------------------------
Dana Corp.                                               1,629           18,831
Delphi Corp.                                             4,186           36,125
Goodyear Tire & Rubber Co. (The)                         2,652           13,923
Lear Corp./(1)/                                            374           17,211
Visteon Corp.                                            3,065           21,057
-------------------------------------------------------------------------------
                                                                        107,147
-------------------------------------------------------------------------------

BANKS - 4.62%
-------------------------------------------------------------------------------
AmSouth Bancorp                                          3,431           74,933
Associated Bancorp                                       1,388           51,189
Bank of America Corp.                                   10,038          793,303
Bank of Hawaii Corp.                                     1,383           45,846
Bank of New York Co. Inc. (The)                          4,966          142,773
Bank One Corp.                                           7,276          270,522
Banknorth Group Inc.                                     1,030           26,286
BB&T Corp.                                               3,035          104,100
Century Bancorp Inc. Class A                             1,609           47,916
Charter One Financial Inc.                               1,778           55,438
Citizens Banking Corp.                                   1,700           45,509
City National Corp.                                        625           27,850
Comerica Inc.                                            1,610           74,865
Commerce Bancorp Inc.                                      817           30,311
Commerce Bancshares Inc.                                 1,368           53,284
Compass Bancshares Inc.                                  1,491           52,081
Eastern Virginia Bankshares                              1,460           33,507
Fifth Third Bancorp                                      4,210          241,401
First Citizens Banc Corp.                                1,399           36,304
First State Bancorp                                      1,606           44,181
First Tennessee National Corp.                             993           43,603
First Virginia Banks Inc.                                1,308           56,401
FleetBoston Financial Corp.                              7,871          233,847
Golden West Financial Corp.                                912           72,969
GreenPoint Financial Corp.                                 562           28,628
Heartland Financial USA Inc.                                42            1,352
Hibernia Corp. Class A                                   1,646           29,891
Hudson United Bancorp                                    2,000           68,300
Huntington Bancshares Inc.                               2,058           40,172
KeyCorp                                                  2,953           74,622
M&T Bank Corp.                                             884           74,450
Marshall & Ilsley Corp.                                  1,933           59,111
Mellon Financial Corp.                                   2,281           63,298
Mercantile Bankshares Corp.                              1,219           48,004
Nara Bancorp Inc.                                        2,216           42,104
National City Corp.                                      4,425          144,742
National Commerce Financial Corp.                        2,695           59,802
New York Community Bancorp Inc.                          2,803           81,539
North Fork Bancorp Inc.                                  1,406           47,888
Northern Trust Corp.                                     1,350           56,416
Old Point Financial Corp.                                  491           14,391
PNC Financial Services Group                             1,820           88,834
Popular Inc.                                               957           36,931
Regions Financial Corp.                                  1,892           63,912
Sky Financial Group Inc.                                 2,008           43,614
SouthTrust Corp.                                         2,916           79,315
Sovereign Bancorp Inc.                                   1,825           28,561
State Street Corp.                                       2,408           94,875
SunTrust Banks Inc.                                      2,138          126,869
Synovus Financial Corp.                                  1,821           39,152
TCF Financial Corp.                                        743           29,601
Trustmark Corp.                                          1,344           34,232
U.S. Bancorp                                            13,714          335,993
UCBH Holdings Inc.                                       3,839          110,103

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

BANKS (Continued)
-------------------------------------------------------------------------------
Union Planters Corp.                                     1,046   $       32,457
UnionBanCal Corp.                                          670           27,718
Valley National Bancorp                                  2,416           63,662
Wachovia Corp.                                           8,763          350,169
Washington Federal Inc.                                  2,879           66,591
Washington Mutual Inc.                                   5,876          242,679
Wells Fargo & Company                                   11,701          589,730
Wilmington Trust Corp.                                   1,088           31,933
Zions Bancorporation                                       939           47,523
-------------------------------------------------------------------------------
                                                                      6,157,583
-------------------------------------------------------------------------------

BEVERAGES - 1.32%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                            4,735          241,722
Brown-Forman Corp. Class B                                 755           59,358
Coca-Cola Co. (The)                                     17,457          810,179
Coca-Cola Enterprises Inc.                               3,770           68,425
Coors (Adolf) Company Class B                              287           14,057
Pepsi Bottling Group Inc.                                1,843           36,897
PepsiAmericas Inc.                                         797           10,010
PepsiCo Inc.                                            11,716          521,362
-------------------------------------------------------------------------------
                                                                      1,762,010
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.79%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                          9,223          612,776
Applera Corp. - Celera Genomics Group/(1)/               1,576           16,264
Biogen Inc./(1)/                                         1,101           41,838
Cephalon Inc./(1)/                                         506           20,827
Chiron Corp./(1)/                                        1,477           64,574
CuraGen Corp./(1)/                                       1,146            6,360
Genentech Inc./(1)/                                      1,734          125,056
Genzyme Corp. - General Division/(1)/                    1,667           69,681
IDEC Pharmaceuticals Corp./(1)/                          1,041           35,394
Millennium Pharmaceuticals Inc./(1)/                     3,438           54,080
-------------------------------------------------------------------------------
                                                                      1,046,850
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.12%
-------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                      508           37,556
Masco Corp.                                              3,690           88,006
Vulcan Materials Co.                                       910           33,734
-------------------------------------------------------------------------------
                                                                        159,296
-------------------------------------------------------------------------------

CHEMICALS - 0.81%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            1,500           62,400
Ashland Inc.                                               478           14,665
Cabot Corp.                                                809           23,218
Cabot Microelectronics Corp./(1)/                          506           25,538
Crompton Corp.                                           1,379            9,722
Dow Chemical Co. (The)                                   7,061          218,609
Du Pont (E.I.) de Nemours and Co.                        7,001          291,522
Eastman Chemical Co.                                       522           16,532
Engelhard Corp.                                          1,064           26,355
IMC Global Inc.                                          1,055            7,079
Lubrizol Corp.                                             831           25,753
Lyondell Chemical Co.                                    1,089           14,734
Millennium Chemicals Inc.                                  895            8,511
Monsanto Co.                                             1,786           38,649
Olin Corp.                                               1,597           27,309
PPG Industries Inc.                                      1,029           52,211
Praxair Inc.                                               871           52,347
Rohm & Haas Co.                                          1,770           54,923
Sherwin-Williams Co. (The)                               1,202           32,310
Sigma-Aldrich Corp.                                        741           40,147
Valspar Corp. (The)                                        927           39,138
-------------------------------------------------------------------------------
                                                                      1,081,672
-------------------------------------------------------------------------------

COAL - 0.01%
-------------------------------------------------------------------------------
Massey Energy Co.                                          573            7,535
-------------------------------------------------------------------------------
                                                                          7,535
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.09%
-------------------------------------------------------------------------------
Actuant Corp. Class A/(1)/                                 726           34,354
Apollo Group Inc. Class A/(1)/                           1,457           89,984
Arbitron Inc./(1)/                                         775           27,667
Block (H & R) Inc.                                       1,518           65,653
Career Education Corp./(1)/                                562           38,452
Caremark Rx Inc./(1)/                                    2,138           54,904
Cendant Corp./(1)/                                       7,772          142,383
Concord EFS Inc./(1)/                                    3,992           58,762
Convergys Corp./(1)/                                     1,507           24,112
Deluxe Corp.                                               877           39,290
Donnelley (R.R.) & Sons Co.                              1,257           32,858
Dun & Bradstreet Corp./(1)/                                981           40,319
Ecolab Inc.                                              1,978           50,637
Equifax Inc.                                             1,389           36,114
First Health Group Corp./(1)/                            1,414           39,026
Hudson Highland Group Inc./(1)/                            112            2,129
InterActiveCorp/(1)/                                     2,470           97,738
iPayment Holdings Inc./(1)/                                 98            2,339
Iron Mountain Inc./(1)/                                    847           31,415
Landauer Inc.                                              901           37,689
Manpower Inc.                                              988           36,645
McKesson Corp.                                           2,365           84,525
Monster Worldwide Inc./(1)/                              1,500           29,595
Moody's Corp.                                            1,025           54,028
MPS Group Inc./(1)/                                      1,184            8,146
Paychex Inc.                                             2,375           69,611
Petroleum Helicopters Inc./(1)/                          1,032           32,560
Quintiles Transnational Corp./(1)/                       1,523           21,611
Rent-A-Center Inc./(1)/                                    715           54,204
Robert Half International Inc./(1)/                      1,884           35,683
ServiceMaster Co. (The)                                  2,527           27,039
Valassis Communications Inc./(1)/                          788           20,267
Viad Corp.                                               1,512           33,854
-------------------------------------------------------------------------------
                                                                      1,453,593
-------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMPUTERS - 3.18%
-------------------------------------------------------------------------------
Affiliated Computer Services Inc. Class A/(1)/             692   $       31,645
Apple Computer Inc./(1)/                                 3,046           58,240
Brocade Communications Systems Inc./(1)/                 2,788           16,421
Ceridian Corp./(1)/                                      1,531           25,981
Cisco Systems Inc./(1)/                                 49,501          826,172
Computer Sciences Corp./(1)/                             1,335           50,890
Dell Computer Corp./(1)/                                18,106          578,668
Diebold Inc.                                               693           29,972
DST Systems Inc./(1)/                                      819           31,122
Echelon Corp./(1)/                                       1,392           19,168
Electronic Data Systems Corp.                            3,348           71,815
Electronics For Imaging Inc./(1)/                        1,077           21,852
EMC Corp./(1)/                                          15,753          164,934
Enterasys Networks Inc./(1)/                             3,377           10,232
FactSet Research Systems Inc.                              829           36,517
Fair Isaac Corp.                                           520           26,754
Gateway Inc./(1)/                                        2,019            7,369
Hewlett-Packard Co.                                     22,208          473,030
International Business Machines Corp.                   12,269        1,012,192
Internet Security Systems Inc./(1)/                        830           12,027
Juniper Networks Inc./(1)/                               3,334           41,242
Lexmark International Inc./(1)/                            999           70,699
Maxtor Corp./(1)/                                        1,755           13,180
McDATA Corp. Class A/(1)/                                  787           11,545
Mentor Graphics Corp./(1)/                               1,504           21,778
Mindspeed Technologies Inc./(1)/                         3,449            9,312
NCR Corp./(1)/                                             814           20,855
Network Appliance Inc./(1)/                              2,864           46,425
Palm Inc./(1)/                                           1,683           27,382
Quantum Corp./(1)/                                       1,386            5,613
RSA Security Inc./(1)/                                     545            5,859
SanDisk Corp./(1)/                                       1,699           68,555
Seagate Technology Inc./(2)/                             2,893               --
Storage Technology Corp./(1)/                            1,077           27,722
Sun Microsystems Inc./(1)/                              22,723          104,526
SunGard Data Systems Inc./(1)/                           2,364           61,251
Synopsys Inc./(1)/                                         699           43,233
3Com Corp./(1)/                                          3,048           14,265
Unisys Corp./(1)/                                        1,914           23,504
VeriSign Inc./(1)/                                       1,825           25,240
Veritas Software Corp./(1)/                              2,953           84,663
-------------------------------------------------------------------------------
                                                                      4,231,850
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.21%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                 828           42,311
Avon Products Inc.                                       1,884          117,185
Colgate-Palmolive Co.                                    3,780          219,051
Estee Lauder Companies Inc. Class A                        728           24,410
Gillette Co. (The)                                       7,032          224,040
International Flavors & Fragrances Inc.                    921           29,408
Kimberly-Clark Corp.                                     3,466          180,717
Procter & Gamble Co.                                     8,751          780,414
-------------------------------------------------------------------------------
                                                                      1,617,536
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.20%
-------------------------------------------------------------------------------
CDW Corp./(1)/                                             521           23,862
Costco Wholesale Corp./(1)/                              3,323          121,622
Fastenal Co.                                               818           27,763
Genuine Parts Co.                                        1,475           47,215
Grainger (W.W.) Inc.                                       797           37,268
Tech Data Corp./(1)/                                       437           11,672
-------------------------------------------------------------------------------
                                                                        269,402
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.83%
-------------------------------------------------------------------------------
American Express Co.                                     9,429          394,226
American International Group Inc.                       18,910        1,043,454
AmeriCredit Corp./(1)/                                   1,587           13,569
Bear Stearns Companies Inc. (The)                          670           48,521
Capital One Financial Corp.                              1,939           95,360
CIT Group Inc.                                           1,474           36,334
Citigroup Inc.                                          37,341        1,598,195
Citigroup Inc. Warrants (Expires 12/31/50)/(1)/            900              918
Countrywide Financial Corp.                              1,065           74,092
Edwards (A.G.) Inc.                                      1,527           52,223
Fannie Mae                                               6,784          457,513
Federal Agricultural Mortgage Corp./(1)/                 1,118           24,987
Federated Investors Inc. Class B                         1,300           35,646
Financial Federal Corp./(1)/                               903           22,033
Franklin Resources Inc.                                  2,637          103,028
Freddie Mac                                              4,748          241,056
Gabelli Asset Management Inc. Class A/(1)/               1,457           52,598
Goldman Sachs Group Inc. (The)                           3,144          263,310
Janus Capital Group Inc.                                 2,980           48,872
JP Morgan Chase & Co.                                   14,925          510,136
Legg Mason Inc.                                            728           47,284
Lehman Brothers Holdings Inc.                            1,869          124,251
MBNA Corp.                                               8,931          186,122
Merrill Lynch & Co. Inc.                                 6,613          308,695
Morgan Stanley                                           7,428          317,547
Neuberger Berman Inc.                                      958           38,234
Providian Financial Corp./(1)/                           2,006           18,576
Schwab (Charles) Corp. (The)                             9,519           96,047
SLM Corp.                                                3,072          120,330
T. Rowe Price Group Inc.                                 1,553           58,626
-------------------------------------------------------------------------------
                                                                      6,431,783
-------------------------------------------------------------------------------

ELECTRIC - 1.54%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                     3,979           25,267
Ameren Corp.                                             1,042           45,952
American Electric Power Co. Inc.                         2,676           79,825

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ELECTRIC (Continued)
-------------------------------------------------------------------------------
Calpine Corp./(1)/                                       2,946   $       19,444
CenterPoint Energy Inc.                                  2,983           24,311
Cinergy Corp.                                            1,815           66,774
Consolidated Edison Inc.                                 1,335           57,779
Constellation Energy Group Inc.                          1,802           61,809
Dominion Resources Inc.                                  2,365          151,999
DTE Energy Co.                                           1,312           50,696
Duke Energy Corp.                                        6,989          139,431
Edison International/(1)/                                3,010           49,454
Energy East Corp.                                        1,011           20,988
Entergy Corp.                                            1,583           83,551
Exelon Corp.                                             2,512          150,243
FirstEnergy Corp.                                        2,346           90,204
FPL Group Inc.                                           1,242           83,028
Hawaiian Electric Industries Inc.                        1,106           50,710
NiSource Inc.                                            1,782           33,858
Northeast Utilities                                      3,738           62,574
NSTAR                                                    1,593           72,561
Pepco Holdings Inc.                                      1,075           20,597
PG&E Corp./(1)/                                          3,226           68,230
Pinnacle West Capital Corp.                                519           19,437
PPL Corp.                                                1,715           73,745
Progress Energy Inc.                                     1,625           71,337
Public Service Enterprise Group Inc.                     1,584           66,924
Reliant Resources Inc./(1)/                              2,352           14,418
SCANA Corp.                                                734           25,162
Southern Company                                         5,061          157,701
Texas Genco Holdings Inc.                                  149            3,464
TXU Corp.                                                1,956           43,912
Wisconsin Energy Corp.                                     808           23,432
Xcel Energy Inc.                                         3,000           45,120
-------------------------------------------------------------------------------
                                                                      2,053,937
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.07%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                     1,623           25,303
Hubbell Inc. Class B                                       909           30,088
Molex Inc.                                               1,552           41,888
-------------------------------------------------------------------------------
                                                                         97,279
-------------------------------------------------------------------------------

ELECTRONICS - 0.43%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                           3,487           68,171
Applera Corp. - Applied Biosystems Group                 2,328           44,302
Arrow Electronics Inc./(1)/                              1,045           15,926
Avnet Inc./(1)/                                            973           12,338
AVX Corp.                                                1,680           18,463
Cymer Inc./(1)/                                            583           18,399
Jabil Circuit Inc./(1)/                                  2,008           44,377
Johnson Controls Inc.                                      639           54,698
Millipore Corp./(1)/                                       712           31,591
Parker Hannifin Corp.                                      820           34,432
PerkinElmer Inc.                                           768           10,606
Sanmina-SCI Corp./(1)/                                   3,910           24,672
Solectron Corp./(1)/                                     4,669           17,462
Symbol Technologies Inc.                                 2,262           29,429
Tektronix Inc./(1)/                                      1,144           24,710
Thermo Electron Corp./(1)/                               1,602           33,674
Thomas & Betts Corp./(1)/                                  525            7,586
Varian Inc./(1)/                                           844           29,261
Vishay Intertechnology Inc./(1)/                         1,410           18,612
Waters Corp./(1)/                                          957           27,877
-------------------------------------------------------------------------------
                                                                        566,586
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------------------
Fluor Corp.                                                781           26,273
-------------------------------------------------------------------------------
                                                                         26,273
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.12%
-------------------------------------------------------------------------------
Dover Motorsports Inc.                                   9,600           39,360
Expedia Inc./(1)/                                          372           28,413
International Game Technology Inc./(1)/                    683           69,891
Macrovision Corp./(1)/                                   1,223           24,362
-------------------------------------------------------------------------------
                                                                        162,026
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.09%
-------------------------------------------------------------------------------
Republic Services Inc./(1)/                              1,080           24,484
Waste Management Inc.                                    3,919           94,409
-------------------------------------------------------------------------------
                                                                        118,893
-------------------------------------------------------------------------------

FOOD - 1.09%
-------------------------------------------------------------------------------
Albertson's Inc.                                         2,300           44,160
Archer-Daniels-Midland Co.                               4,670           60,103
Arden Group Inc. Class A/(1)/                              200           11,800
Campbell Soup Co.                                        2,618           64,141
ConAgra Foods Inc.                                       3,726           87,934
Dean Foods Co./(1)/                                      1,560           49,140
Del Monte Foods Co./(1)/                                   972            8,592
General Mills Inc.                                       2,220          105,250
Heinz (H.J.) Co.                                         2,997           98,841
Hershey Foods Corp.                                        766           53,360
Hormel Foods Corp.                                         728           17,254
Kellogg Co.                                              2,791           95,927
Kraft Foods Inc.                                         1,809           58,883
Kroger Co./(1)/                                          5,143           85,785
McCormick & Co. Inc.                                     1,380           37,536
Safeway Inc./(1)/                                        4,265           87,262
Sara Lee Corp.                                           5,550          104,395
Smithfield Foods Inc./(1)/                               1,814           41,577
Smucker (J.M.) Co. (The)                                   561           22,378
SUPERVALU Inc.                                           1,104           23,537
Sysco Corp.                                              4,416          132,657
Tyson Foods Inc. Class A                                 3,571           37,924
Whole Foods Market Inc./(1)/                               445           21,151
Winn-Dixie Stores Inc.                                   1,163           14,317

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

FOOD (Continued)
-------------------------------------------------------------------------------
Wrigley (William Jr.) Co.                                1,502   $       84,457
-------------------------------------------------------------------------------
                                                                      1,448,361
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.30%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                        751           17,949
Bowater Inc.                                               534           19,998
Georgia-Pacific Corp.                                    3,210           60,830
International Paper Co.                                  3,556          127,056
MeadWestvaco Corp.                                       1,432           35,370
Plum Creek Timber Co. Inc.                               1,006           26,106
Temple-Inland Inc.                                         974           41,794
Weyerhaeuser Co.                                         1,397           75,438
-------------------------------------------------------------------------------
                                                                        404,541
-------------------------------------------------------------------------------

GAS - 0.11%
-------------------------------------------------------------------------------
KeySpan Corp.                                            1,471           52,147
Nicor Inc.                                               1,366           50,692
Sempra Energy                                            1,553           44,307
-------------------------------------------------------------------------------
                                                                        147,146
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.17%
-------------------------------------------------------------------------------
Black & Decker Corp.                                       617           26,809
Emerson Electric Co.                                     2,941          150,285
SPX Corp./(1)/                                             636           28,022
Stanley Works (The)                                      1,002           27,655
-------------------------------------------------------------------------------
                                                                        232,771
-------------------------------------------------------------------------------

HEALTH CARE - 2.70%
-------------------------------------------------------------------------------
Aetna Inc.                                                 864           52,013
AMERIGROUP Corp./(1)/                                      164            6,101
Anthem Inc./(1)/                                         1,116           86,099
Apogent Technologies Inc./(1)/                           1,095           21,900
Apria Healthcare Group Inc./(1)/                           295            7,340
Bard (C.R.) Inc.                                           535           38,151
Bausch & Lomb Inc.                                         719           26,962
Baxter International Inc.                                4,338          112,788
Beckman Coulter Inc.                                       750           30,480
Becton, Dickinson & Co.                                  1,798           69,852
Biomet Inc.                                              2,026           58,065
Boston Scientific Corp./(1)/                             3,139          191,793
Cerner Corp./(1)/                                          795           18,245
Covance Inc./(1)/                                          517            9,358
Express Scripts Inc./(1)/                                  314           21,452
Guidant Corp.                                            2,314          102,718
HCA Inc.                                                 3,232          103,553
Health Management Associates Inc. Class A                2,282           42,103
Health Net Inc./(1)/                                     1,540           50,743
IDEXX Laboratories Inc./(1)/                             1,024           34,345
Johnson & Johnson                                       20,953        1,083,270
Laboratory Corp. of America Holdings/(1)/                  774           23,336
Lincare Holdings Inc./(1)/                               1,264           39,829
Matria Healthcare Inc./(1)/                              2,470           43,595
Medtronic Inc.                                           9,013          432,354
Micro Therapeutics Inc./(1)/                             3,778           16,019
Mid Atlantic Medical Services Inc./(1)/                    275           14,382
Oxford Health Plans Inc./(1)/                              959           40,307
PacifiCare Health Systems Inc./(1)/                        809           39,908
Pediatrix Medical Group Inc./(1)/                          106            3,779
Quest Diagnostics Inc./(1)/                                716           45,681
Renal Care Group Inc./(1)/                                 933           32,851
St. Jude Medical Inc./(1)/                               1,165           66,987
Steris Corp./(1)/                                        1,145           26,438
Stryker Corp.                                            1,391           96,494
Tenet Healthcare Corp./(1)/                              3,181           37,059
UnitedHealth Group Inc.                                  4,062          204,115
Universal Health Services Inc. Class B/(1)/                519           20,563
Varian Medical Systems Inc./(1)/                           637           36,672
Viasys Healthcare Inc./(1)/                                590           12,213
Vital Images Inc./(1)/                                   2,386           44,093
WellPoint Health Networks Inc./(1)/                        950           80,085
Zimmer Holdings Inc./(1)/                                1,492           67,215
-------------------------------------------------------------------------------
                                                                      3,591,306
-------------------------------------------------------------------------------

HOME BUILDERS - 0.19%
-------------------------------------------------------------------------------
Centex Corp.                                               622           48,385
Clayton Homes Inc.                                       1,189           14,922
D.R. Horton Inc.                                         1,200           33,720
KB Home                                                    744           46,113
Lennar Corp. Class A                                       598           42,757
Lennar Corp. Class B                                        59            4,053
NVR Inc./(1)/                                               72           29,592
Pulte Homes Inc.                                           603           37,181
-------------------------------------------------------------------------------
                                                                        256,723
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.16%
-------------------------------------------------------------------------------
Ethan Allen Interiors Inc.                                 871           30,624
Harman International Industries Inc.                       392           31,023
Hooker Furniture Corp.                                   1,119           27,673
Leggett & Platt Inc.                                     1,920           39,360
Maytag Corp.                                               849           20,733
Whirlpool Corp.                                          1,032           65,738
-------------------------------------------------------------------------------
                                                                        215,151
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.21%
-------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                    1,269           24,923
Avery Dennison Corp.                                       859           43,122
Clorox Co.                                               1,472           62,781
Dial Corp. (The)                                         1,667           32,423
Fortune Brands Inc.                                      1,053           54,967
Newell Rubbermaid Inc.                                   2,043           57,204
-------------------------------------------------------------------------------
                                                                        275,420
-------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

INSURANCE - 1.80%
-------------------------------------------------------------------------------
ACE Ltd.                                                 2,438   $       83,599
AFLAC Inc.                                               4,076          125,337
Allmerica Financial Corp./(1)/                             819           14,734
Allstate Corp. (The)                                     4,986          177,751
Ambac Financial Group Inc.                                 677           44,851
American Financial Group Inc.                              792           18,058
American National Insurance Co.                            169           14,600
AON Corp.                                                1,871           45,054
Chubb Corp.                                              1,399           83,940
CIGNA Corp.                                                972           45,626
Cincinnati Financial Corp.                               1,483           55,004
Fidelity National Financial Inc.                           837           25,746
Hancock (John) Financial Services Inc.                   2,300           70,679
Hartford Financial Services Group Inc.                   1,848           93,065
Jefferson-Pilot Corp.                                      547           22,679
Lincoln National Corp.                                     937           33,385
Loews Corp.                                              1,211           57,268
Markel Corp./(1)/                                          169           43,264
Marsh & McLennan Companies Inc.                          3,575          182,575
MBIA Inc.                                                  914           44,558
Mercury General Corp.                                      387           17,667
MetLife Inc.                                             5,440          154,061
MGIC Investment Corp.                                      714           33,301
MONY Group Inc. (The)                                      946           25,495
Old Republic International Corp.                         1,194           40,918
PMI Group Inc. (The)                                       896           24,049
Principal Financial Group Inc.                           2,700           87,075
Progressive Corp. (The)                                  1,721          125,805
Protective Life Corp.                                    1,066           28,516
Prudential Financial Inc.                                3,972          133,658
Radian Group Inc.                                          692           25,362
SAFECO Corp.                                             1,296           45,723
St. Paul Companies Inc.                                  1,376           50,238
Torchmark Corp.                                            794           29,577
Transatlantic Holdings Inc.                                165           11,410
Travelers Property Casualty Corp. Class B                8,249          130,087
21st Century Insurance Group                               577            8,251
Unitrin Inc.                                               904           24,516
UNUMProvident Corp.                                      1,866           25,023
XL Capital Ltd. Class A                                  1,192           98,936
-------------------------------------------------------------------------------
                                                                      2,401,441
-------------------------------------------------------------------------------

IRON / STEEL - 0.07%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                                806            5,320
Nucor Corp.                                                545           26,623
Schnitzer Steel Industries Inc. Class A                  1,319           58,194
-------------------------------------------------------------------------------
                                                                         90,137
-------------------------------------------------------------------------------

LEISURE TIME - 0.15%
-------------------------------------------------------------------------------
Brunswick Corp.                                          1,445           36,154
Callaway Golf Co.                                          992           13,114
Harley-Davidson Inc.                                     2,362           94,149
Polaris Industries Inc.                                    334           20,508
Sabre Holdings Corp.                                     1,245           30,689
-------------------------------------------------------------------------------
                                                                        194,614
-------------------------------------------------------------------------------

LODGING - 0.20%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                           970           39,033
Hilton Hotels Corp.                                      2,863           36,618
Mandalay Resort Group                                      549           17,486
Marriott International Inc. Class A                      1,828           70,232
MGM Grand Inc./(1)/                                        961           32,847
Park Place Entertainment Corp./(1)/                      1,659           15,080
Starwood Hotels & Resorts Worldwide Inc.                 1,914           54,721
-------------------------------------------------------------------------------
                                                                        266,017
-------------------------------------------------------------------------------

MACHINERY - 0.33%
-------------------------------------------------------------------------------
Caterpillar Inc.                                         2,504          139,373
Cognex Corp./(1)/                                          565           12,628
Deere & Co.                                              1,577           72,069
Dover Corp.                                              1,512           45,300
Imation Corp.                                              660           24,961
Ingersoll-Rand Co. Class A                               1,879           88,914
Robbins & Myers Inc.                                     1,401           25,919
Rockwell Automation Inc.                                 1,515           36,118
-------------------------------------------------------------------------------
                                                                        445,282
-------------------------------------------------------------------------------

MANUFACTURERS - 2.61%
-------------------------------------------------------------------------------
Cooper Industries Ltd.                                   1,494           61,702
Crane Co.                                                  886           20,050
Danaher Corp.                                            1,139           77,509
Eastman Kodak Co.                                        2,600           71,110
Eaton Corp.                                                662           52,040
General Electric Co.                                    71,541        2,051,796
Harsco Corp.                                             1,070           38,574
Honeywell International Inc.                             6,415          172,243
Illinois Tool Works Inc.                                 2,411          158,764
ITT Industries Inc.                                        819           53,612
Jacuzzi Brands Inc./(1)/                                 1,030            5,449
Pall Corp.                                               1,542           34,695
Pentair Inc.                                               900           35,154
Textron Inc.                                             1,049           40,932
3M Co.                                                   2,588          333,800
Tyco International Ltd.                                 14,291          271,243
-------------------------------------------------------------------------------
                                                                      3,478,673
-------------------------------------------------------------------------------

MEDIA - 2.58%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                               33,221          534,526
Beasley Broadcast Group Inc. Class A/(1)/                1,000           13,680
Belo (A.H.) Corp.                                        1,801           40,270
Cablevision Systems Corp./(1)/                           1,400           29,064

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

MEDIA (Continued)
-------------------------------------------------------------------------------
Clear Channel Communications Inc./(1)/                   4,380   $      185,668
Comcast Corp. Class A/(1)/                              25,822          779,308
Dow Jones & Co. Inc.                                     1,307           56,240
Fox Entertainment Group Inc. Class A/(1)/                  895           25,758
Gannett Co. Inc.                                         1,698          130,423
Gemstar-TV Guide International Inc./(1)/                 1,884            9,590
Hearst-Argyle Television Inc./(1)/                         867           22,455
Hispanic Broadcasting Corp./(1)/                         1,182           30,082
Hollinger International Inc.                             3,150           33,926
Knight Ridder Inc.                                         617           42,530
Liberty Media Corp. Class A/(1)/                        20,200          233,512
McGraw-Hill Companies Inc. (The)                         1,152           71,424
Meredith Corp.                                             861           37,884
New York Times Co. Class A                               1,006           45,773
Readers Digest Association Inc. (The)                      751           10,123
Scripps (E.W.) Co. Class A                                 252           22,357
Tribune Co.                                              2,391          115,485
UnitedGlobalCom Inc. Class A/(1)/                          803            4,152
Univision Communications Inc. Class A/(1)/               1,677           50,981
Viacom Inc. Class B/(1)/                                13,108          572,295
Walt Disney Co. (The)                                   13,869          273,913
Washington Post Company (The) Class B                       52           38,111
Westwood One Inc./(1)/                                   1,003           34,032
-------------------------------------------------------------------------------
                                                                      3,443,562
-------------------------------------------------------------------------------

MINING - 0.21%
-------------------------------------------------------------------------------
Alcoa Inc.                                               5,763          146,957
Newmont Mining Corp.                                     3,291          106,826
Phelps Dodge Corp./(1)/                                    770           29,522
-------------------------------------------------------------------------------
                                                                        283,305
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.18%
-------------------------------------------------------------------------------
Herman Miller Inc.                                       1,334           26,960
HON Industries Inc.                                      1,589           48,465
Imagistics International Inc./(1)/                         857           22,111
Pitney Bowes Inc.                                        2,282           87,652
Xerox Corp./(1)/                                         4,675           49,508
-------------------------------------------------------------------------------
                                                                        234,696
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.04%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                         686           33,737
Anadarko Petroleum Corp.                                 1,926           85,649
Apache Corp.                                             1,037           67,467
Burlington Resources Inc.                                1,346           72,778
Chesapeake Utilities Corp.                               2,741           61,947
ChevronTexaco Corp.                                      7,804          563,449
ConocoPhillips                                           5,111          280,083
Devon Energy Corp.                                       2,041          108,989
Diamond Offshore Drilling Inc.                             987           20,717
ENSCO International Inc.                                 1,754           47,183
EOG Resources Inc.                                       1,071           44,811
Equitable Resources Inc.                                 1,336           54,429
Exxon Mobil Corp.                                       49,162        1,765,407
Houston Exploration Co./(1)/                               440           15,268
Kerr-McGee Corp.                                           639           28,627
Kinder Morgan Inc.                                       1,330           72,685
Marathon Oil Corp.                                       1,891           49,828
Murphy Oil Corp.                                         1,036           54,494
Nabors Industries Ltd./(1)/                              1,515           59,918
Noble Corp./(1)/                                         1,484           50,901
Noble Energy Inc.                                          639           24,154
Occidental Petroleum Corp.                               2,814           94,410
Patina Oil & Gas Corp.                                     443           14,242
Penn Virginia Corp.                                      1,200           51,600
Pioneer Natural Resources Co./(1)/                         788           20,567
Plains Exploration & Production Co./(1)/                 1,900           20,539
Plains Resource Inc./(1)/                                1,900           26,885
Rowan Companies Inc./(1)/                                1,398           31,315
Sunoco Inc.                                                862           32,532
Transocean Inc./(1)/                                     4,025           88,429
Unocal Corp.                                             1,784           51,183
Valero Energy Corp.                                        993           36,076
XTO Energy Inc.                                          1,070           21,518
-------------------------------------------------------------------------------
                                                                      4,051,817
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.37%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                        1,975           66,301
BJ Services Co./(1)/                                     1,406           52,528
Cooper Cameron Corp./(1)/                                  491           24,737
Grant Prideco Inc./(1)/                                  1,147           13,477
Halliburton Co.                                          2,687           61,801
Patterson-UTI Energy Inc./(1)/                           1,291           41,828
Schlumberger Ltd.                                        3,526          167,732
Smith International Inc./(1)/                            1,240           45,558
Varco International Inc./(1)/                              889           17,424
-------------------------------------------------------------------------------
                                                                        491,386
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.12%
-------------------------------------------------------------------------------
Ball Corp.                                                 634           28,853
Bemis Co.                                                  754           35,287
Pactiv Corp./(1)/                                        1,261           24,854
Sealed Air Corp./(1)/                                      701           33,410
Smurfit-Stone Container Corp./(1)/                       1,532           19,962
Sonoco Products Co.                                        896           21,522
-------------------------------------------------------------------------------
                                                                        163,888
-------------------------------------------------------------------------------

PHARMACEUTICALS - 4.60%
-------------------------------------------------------------------------------
Abbott Laboratories                                     11,199          490,068
Abgenix Inc./(1)/                                        2,346           24,610
Advanced Medical Optics Inc./(1)/                          220            3,751
Allergan Inc.                                              880           67,848

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS (Continued)
-------------------------------------------------------------------------------
AmerisourceBergen Corp.                                    767   $       53,191
Bone Care International Inc./(1)/                        3,700           51,430
Bristol-Myers Squibb Co.                                13,823          375,294
Cardinal Health Inc.                                     3,351          215,469
Celgene Corp./(1)/                                         933           28,363
DENTSPLY International Inc.                              1,170           47,853
Discovery Laboratories Inc./(1)/                         7,443           47,784
Forest Laboratories Inc./(1)/                            2,829          154,888
Gilead Sciences Inc./(1)/                                1,463           81,314
ICN Pharmaceuticals Inc.                                 1,562           26,179
IVAX Corp./(1)/                                          1,396           24,919
King Pharmaceuticals Inc./(1)/                           2,148           31,704
Lilly (Eli) & Co.                                        8,081          557,347
Medicis Pharmaceutical Corp. Class A                       261           14,799
MedImmune Inc./(1)/                                      1,908           69,394
Merck & Co. Inc.                                        16,069          972,978
Mylan Laboratories Inc.                                  1,731           60,187
Neurocrine Biosciences Inc./(1)/                           657           32,811
Pfizer Inc.                                             57,148        1,951,604
Schering-Plough Corp.                                   10,375          192,975
Sepracor Inc./(1)/                                       1,354           24,413
Sybron Dental Specialties Inc./(1)/                      1,406           33,182
Tanox Inc./(1)/                                          1,876           30,110
Watson Pharmaceuticals Inc./(1)/                           915           36,939
Wyeth                                                    9,532          434,183
-------------------------------------------------------------------------------
                                                                      6,135,587
-------------------------------------------------------------------------------

PIPELINES - 0.05%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                      2,689           11,294
El Paso Corp.                                            3,205           25,896
Williams Companies Inc.                                  3,520           27,808
-------------------------------------------------------------------------------
                                                                         64,998
-------------------------------------------------------------------------------

REAL ESTATE - 0.09%
-------------------------------------------------------------------------------
Shurgard Storage Centers Inc. Class A                    1,982           65,565
Urstadt Biddle Properties Inc. Class A                   4,500           57,870
-------------------------------------------------------------------------------
                                                                        123,435
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.75%
-------------------------------------------------------------------------------
Apartment Investment & Management Co. Class A            1,145           39,617
Archstone-Smith Trust                                    1,971           47,304
Arden Realty Inc.                                        2,216           57,505
AvalonBay Communities Inc.                                 854           36,415
Boston Properties Inc.                                   1,245           54,531
Capital Automotive                                         162            4,534
CarrAmerica Realty Corp.                                 1,774           49,335
Crescent Real Estate Equities Co.                        2,271           37,721
Duke Realty Corp.                                        2,251           62,015
Equity Office Properties Trust                           2,477           66,904
Equity Residential                                       1,552           40,274
General Growth Properties Inc.                           1,299           81,110
Highwoods Properties Inc.                                2,196           48,971
Host Marriott Corp./(1)/                                 3,386           30,982
Kimco Realty Corp.                                       1,414           53,591
Liberty Property Trust                                     520           17,992
Mack-Cali Realty Corp.                                   1,472           53,551
ProLogis                                                 1,125           30,713
Public Storage Inc.                                        936           31,702
Rouse Co. (The)                                          1,455           55,436
Simon Property Group Inc.                                1,425           55,618
Vornado Realty Trust                                     1,014           44,210
-------------------------------------------------------------------------------
                                                                      1,000,031
-------------------------------------------------------------------------------

RETAIL - 4.17%
-------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                     1,029           29,234
Amazon.com Inc./(1)/                                     1,672           61,011
AutoNation Inc./(1)/                                     3,167           49,785
AutoZone Inc./(1)/                                         753           57,205
Barnes & Noble Inc./(1)/                                   718           16,550
Bed Bath & Beyond Inc./(1)/                              2,124           82,432
Best Buy Co. Inc./(1)/                                   2,597          114,060
Big Lots Inc./(1)/                                       1,599           24,049
BJ's Wholesale Club Inc./(1)/                              416            6,265
Borders Group Inc./(1)/                                  1,186           20,885
Brinker International Inc./(1)/                          1,068           38,469
CarMax Inc./(1)/                                         1,497           45,135
Circuit City Stores Inc.                                 2,234           19,659
Coach Inc./(1)/                                            886           44,070
CVS Corp.                                                2,642           74,055
Darden Restaurants Inc.                                  1,961           37,220
Dollar General Corp.                                     2,506           45,760
Dollar Tree Stores Inc./(1)/                             1,336           42,391
eBay Inc./(1)/                                           2,459          256,179
Family Dollar Stores Inc.                                1,486           56,691
Federated Department Stores Inc.                         1,529           56,344
FreeMarkets Inc./(1)/                                      984            6,849
Gap Inc. (The)                                           6,066          113,798
Home Depot Inc.                                         17,853          591,291
Kohls Corp./(1)/                                         2,461          126,446
Krispy Kreme Doughnuts Inc./(1)/                           816           33,603
Limited Brands Inc.                                      4,179           64,775
Lowe's Companies Inc.                                    5,672          243,612
May Department Stores Co. (The)                          2,244           49,951
McDonald's Corp.                                        11,257          248,329
Michaels Stores Inc./(1)/                                  490           18,649
Nordstrom Inc.                                           1,586           30,959
Office Depot Inc./(1)/                                   3,402           49,363
Outback Steakhouse Inc.                                    951           37,089
Payless ShoeSource Inc./(1)/                               663            8,288
Penney (J.C.) Co. Inc. (Holding Co.)                     1,674           28,207
Pier 1 Imports Inc.                                      1,591           32,456
RadioShack Corp.                                         1,430           37,623
Rite Aid Corp./(1)/                                      3,998           17,791

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

RETAIL (Continued)
-------------------------------------------------------------------------------
Ross Stores Inc.                                           776   $       33,166
Saks Inc./(1)/                                           2,048           19,866
Sears, Roebuck and Co.                                   2,444           82,216
Staples Inc./(1)/                                        3,465           63,583
Starbucks Corp./(1)/                                     2,745           67,307
Target Corp.                                             6,969          263,707
Tiffany & Co.                                            1,268           41,438
TJX Companies Inc.                                       3,834           72,233
Toys R Us Inc./(1)/                                      1,320           15,998
Walgreen Co.                                             7,361          221,566
Wal-Mart Stores Inc.                                    30,896        1,658,188
Wendy's International Inc.                               1,058           30,650
Williams-Sonoma Inc./(1)/                                  604           17,637
Yum! Brands Inc./(1)/                                    1,983           58,617
-------------------------------------------------------------------------------
                                                                      5,562,700
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.77%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         3,329           21,339
Altera Corp./(1)/                                        2,799           45,904
Analog Devices Inc./(1)/                                 2,650           92,273
Applied Materials Inc./(1)/                             11,596          183,913
Applied Micro Circuits Corp./(1)/                        1,888           11,422
Atmel Corp./(1)/                                         2,354            5,956
Axcelis Technologies Inc./(1)/                           1,231            7,534
Broadcom Corp. Class A/(1)/                              2,098           52,261
Cirrus Logic Inc./(1)/                                     614            2,468
Conexant Systems Inc./(1)/                              10,347           42,423
Cree Inc./(1)/                                           1,019           16,589
Cypress Semiconductor Corp./(1)/                         1,291           15,492
Integrated Device Technology Inc./(1)/                   1,682           18,586
Intel Corp.                                             44,809          931,310
International Rectifier Corp./(1)/                         891           23,897
Intersil Corp. Class A/(1)/                                780           20,756
KLA-Tencor Corp./(1)/                                    1,317           61,227
Lam Research Corp./(1)/                                  1,577           28,717
Lattice Semiconductor Corp./(1)/                         1,830           15,061
Linear Technology Corp.                                  2,135           68,768
LSI Logic Corp./(1)/                                     3,159           22,366
Maxim Integrated Products Inc.                           2,153           73,611
Microchip Technology Inc.                                1,472           36,255
Micron Technology Inc./(1)/                              4,516           52,521
Mykrolis Corp./(1)/                                        278            2,822
National Semiconductor Corp./(1)/                        1,502           29,619
Novellus Systems Inc./(1)/                               1,020           37,353
NVIDIA Corp./(1)/                                        1,579           36,333
QLogic Corp./(1)/                                          780           37,697
Rambus Inc./(1)/                                           641           10,621
Silicon Laboratories Inc./(1)/                             553           14,732
Skyworks Solutions Inc./(1)/                               608            4,116
Teradyne Inc./(1)/                                       1,651           28,579
Texas Instruments Inc.                                  12,589          221,566
Varian Semiconductor Equipment
 Associates Inc./(1)/                                      663           19,731
Vitesse Semiconductor Corp./(1)/                         1,199            5,899
Xilinx Inc./(1)/                                         2,072           52,442
-------------------------------------------------------------------------------
                                                                      2,352,159
-------------------------------------------------------------------------------

SOFTWARE - 3.06%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                       1,597           51,216
Akamai Technologies Inc./(1)/                            6,122           29,263
Ariba Inc./(1)/                                          1,184            3,516
Ascential Software Corp./(1)/                              504            8,286
Autodesk Inc.                                            1,656           26,761
Automatic Data Processing Inc.                           3,964          134,221
BEA Systems Inc./(1)/                                    3,160           34,318
BMC Software Inc./(1)/                                   1,997           32,611
Cadence Design Systems Inc./(1)/                         2,324           28,027
Certegy Inc./(1)/                                          944           26,196
ChoicePoint Inc./(1)/                                      907           31,310
Citrix Systems Inc./(1)/                                 1,340           27,282
Computer Associates International Inc.                   4,576          101,953
Compuware Corp./(1)/                                     3,093           17,847
DoubleClick Inc./(1)/                                    2,034           18,815
eFunds Corp./(1)/                                        1,666           19,209
Electronic Arts Inc./(1)/                                1,219           90,194
eUniverse Inc./(1)//(2)/                                 4,298           15,559
First Data Corp.                                         5,377          222,823
Fiserv Inc./(1)/                                         1,494           53,201
Global Payments Inc.                                     1,047           37,169
IMS Health Inc.                                          2,073           37,293
Intuit Inc./(1)/                                         1,710           76,146
Keane Inc./(1)/                                            759           10,345
Legato Systems Inc./(1)/                                   934            7,836
Macromedia Inc./(1)/                                     1,200           25,248
Mercury Interactive Corp./(1)/                             738           28,494
Micromuse Inc./(1)/                                        719            5,745
Microsoft Corp.                                         77,121        1,975,069
NDCHealth Corp.                                            762           13,983
Network Associates Inc./(1)/                             1,713           21,721
Novell Inc./(1)/                                         2,244            6,912
Oracle Corp./(1)/                                       36,576          439,644
Parametric Technology Corp./(1)/                         2,243            6,841
PeopleSoft Inc./(1)/                                     2,155           37,906
RealNetworks Inc./(1)/                                   1,519           10,299
Reynolds & Reynolds Co. (The) Class A                    1,335           38,128
SAFLINK Corp./(1)/                                       4,722           29,937
Siebel Systems Inc./(1)/                                 4,205           40,116
Sybase Inc./(1)/                                         1,622           22,562
Symantec Corp./(1)/                                      1,001           43,904
Total System Services Inc.                               1,455           32,447
Yahoo! Inc./(1)/                                         4,716          154,496
-------------------------------------------------------------------------------
                                                                      4,074,849
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.47%
-------------------------------------------------------------------------------
ADTRAN Inc./(1)/                                           570           29,235

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT (Continued)
-------------------------------------------------------------------------------
Advanced Fibre Communications Inc./(1)/                  1,218   $       19,817
American Tower Corp. Class A/(1)/                        3,292           29,134
Andrew Corp./(1)/                                        1,138           10,470
Avaya Inc./(1)/                                          3,142           20,297
CIENA Corp./(1)/                                         3,152           16,359
CommScope Inc./(1)/                                        696            6,612
Comverse Technology Inc./(1)/                            1,113           16,728
Harris Corp.                                               618           18,571
JDS Uniphase Corp./(1)/                                 11,096           38,947
Motorola Inc.                                           16,411          154,756
QUALCOMM Inc.                                            5,443          194,587
RF Micro Devices Inc./(1)/                               1,388            8,356
Scientific-Atlanta Inc.                                  1,584           37,763
Tellabs Inc./(1)/                                        3,129           20,558
-------------------------------------------------------------------------------
                                                                        622,190
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.20%
-------------------------------------------------------------------------------
Adaptec Inc./(1)/                                          742            5,773
Anixter International Inc./(1)/                            349            8,177
AT&T Wireless Services Inc./(1)/                        19,868          163,116
Corning Inc./(1)/                                        7,832           57,878
Cox Communications Inc. Class A/(1)/                     1,904           60,738
Dobson Communications Corp. Class A/(1)/                 3,613           19,041
EchoStar Communications Corp./(1)/                       1,985           68,721
Emulex Corp./(1)/                                          793           18,057
General Motors Corp. Class H/(1)/                        6,403           82,022
InterDigital Communications Corp./(1)/                     777           18,158
Level 3 Communications Inc./(1)/                         2,623           17,417
Nextel Communications Inc. Class A/(1)/                  7,398          133,756
Qwest Communications International Inc./(1)/            13,282           63,488
Sprint Corp. (PCS Group)/(1)/                            6,688           38,456
UTStarcom Inc./(1)/                                      1,057           37,597
Verizon Communications Inc.                             20,335          802,216
-------------------------------------------------------------------------------
                                                                      1,594,611
-------------------------------------------------------------------------------

TELEPHONE - 1.05%
-------------------------------------------------------------------------------
Alltel Corp.                                             2,477          119,441
AT&T Corp.                                               6,054          116,540
BellSouth Corp.                                         13,225          352,182
CenturyTel Inc.                                          1,344           46,838
Cincinnati Bell Inc./(1)/                                4,165           27,906
SBC Communications Inc.                                 24,448          624,646
Sprint Corp. (FON Group)                                 6,373           91,771
Telephone & Data Systems Inc.                              415           20,626
-------------------------------------------------------------------------------
                                                                      1,399,950
-------------------------------------------------------------------------------

TEXTILES - 0.06%
-------------------------------------------------------------------------------
Cintas Corp.                                             1,502           53,231
Mohawk Industries Inc./(1)/                                533           29,597
-------------------------------------------------------------------------------
                                                                         82,828
-------------------------------------------------------------------------------

TOBACCO - 0.57%
-------------------------------------------------------------------------------
Altria Group Inc.                                       14,741          669,831
R.J. Reynolds Tobacco Holdings Inc.                      1,017           37,843
UST Inc.                                                 1,529           53,561
-------------------------------------------------------------------------------
                                                                        761,235
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.08%
-------------------------------------------------------------------------------
Hasbro Inc.                                              1,471           25,728
Mattel Inc.                                              3,944           74,620
-------------------------------------------------------------------------------
                                                                        100,348
-------------------------------------------------------------------------------

TRANSPORTATION - 0.79%
-------------------------------------------------------------------------------
Airborne Inc.                                              867           18,120
Alexander & Baldwin Inc.                                 1,545           40,989
Burlington Northern Santa Fe Corp.                       2,235           63,563
CNF Inc.                                                 1,153           29,263
CSX Corp.                                                1,440           43,330
Expeditors International Washington Inc.                   716           24,802
FedEx Corp.                                              2,109          130,821
Kansas City Southern Industries Inc./(1)/                2,489           29,943
Norfolk Southern Corp.                                   2,813           54,010
Union Pacific Corp.                                      1,789          103,798
United Parcel Service Inc. Class B                       8,139          518,454
-------------------------------------------------------------------------------
                                                                      1,057,093
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
-------------------------------------------------------------------------------
GATX Corp.                                               1,003           16,399
-------------------------------------------------------------------------------
                                                                         16,399
-------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $69,876,846)                                                  76,402,644
-------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 18.57%

AUSTRALIA - 1.03%
-------------------------------------------------------------------------------
Coles Myer Ltd. ADR                                      4,129          154,012
National Australia Bank ADR                              4,512          506,472
News Corporation Ltd. ADR                                3,539          107,126
Rio Tinto PLC ADR                                        3,211          245,802
Westpac Banking Corp. Ltd. ADR                           6,568          359,138
-------------------------------------------------------------------------------
                                                                      1,372,550
-------------------------------------------------------------------------------

BELGIUM - 0.07%
-------------------------------------------------------------------------------
Cofinimmo                                                  342           41,237
Compagnie Maritime Belge SA                                895           35,458

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

BELGIUM (Continued)
-------------------------------------------------------------------------------
Electrabel SA                                               40   $       10,193
-------------------------------------------------------------------------------
                                                                         86,888
-------------------------------------------------------------------------------

DENMARK - 0.27%
-------------------------------------------------------------------------------
Novo Nordisk A/S ADR                                     6,732          233,398
TDC A/S ADR                                              7,786          117,958
-------------------------------------------------------------------------------
                                                                        351,356
-------------------------------------------------------------------------------

FINLAND - 0.37%
-------------------------------------------------------------------------------
Nokia OYJ ADR                                           17,369          285,373
Outokumpu OYJ                                            3,289           28,893
Rautaruukki OYJ/(1)/                                    14,852           63,957
Stora Enso OYJ Class R                                   2,721           30,403
UPM-Kymmene OYJ                                          1,130           16,493
Uponor OYJ                                               3,719           86,268
-------------------------------------------------------------------------------
                                                                        511,387
-------------------------------------------------------------------------------

FRANCE - 1.78%
-------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                     10,027           89,742
Autoroutes du Sud de la France SA                          534           15,606
Aventis SA ADR                                           8,141          445,313
AXA ADR                                                 18,158          283,446
BNP Paribas SA                                           1,678           85,267
Carrefour SA                                             1,026           50,286
Compagnie de Saint-Gobain SA                             1,013           39,866
France Telecom SA/(1)/                                     613           15,036
France Telecom SA ADR                                    2,490           61,379
Groupe Wanadoo SA/(1)/                                   1,675           11,214
L'Oreal SA                                                 658           46,395
LVMH Moet Hennessy Louis Vuitton SA                      4,089          202,803
Sanofi-Synthelabo SA                                       917           53,705
Societe Generale Class A                                   721           45,703
STMicroelectronics NV                                    1,946           40,805
Suez SA                                                  2,727           43,403
Technip-Coflexip SA                                        262           22,926
Total SA                                                 8,355          633,309
Union du Credit Bail Immobilier                            997           73,846
Vivendi Universal SA/(1)/                                  687           12,504
Vivendi Universal SA ADR/(1)/                            2,837           52,314
Zodiac SA                                                2,235           54,514
-------------------------------------------------------------------------------
                                                                      2,379,382
-------------------------------------------------------------------------------

GERMANY - 1.07%
-------------------------------------------------------------------------------
Allianz AG                                                 767           63,751
BASF AG                                                  1,838           78,517
Bayer AG                                                 2,122           49,175
DaimlerChrysler AG                                       9,984          346,644
Deutsche Bank AG                                         1,945          126,150
Deutsche Telekom AG ADR/(1)/                            13,311          202,327
Douglas Holding AG                                       3,594           77,591
E.ON AG                                                  2,214          113,825
Merck KGaA                                                 614           17,839
Muenchener Rueckversicherungs-Gesellschaft AG              309           31,503
RWE AG                                                   1,617           48,817
SAP AG ADR                                               4,658          136,107
Siemens AG                                               2,966          145,505
-------------------------------------------------------------------------------
                                                                      1,437,751
-------------------------------------------------------------------------------

GREECE - 0.06%
-------------------------------------------------------------------------------
Aluminium of Greece S.A.I.C                              1,290           26,428
Papastratos Cigarette Co.                                1,130           23,046
Technical Olympic SA                                     5,770           22,528
-------------------------------------------------------------------------------
                                                                         72,002
-------------------------------------------------------------------------------

HONG KONG - 0.29%
-------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                             10,500           30,700
Bank of East Asia Ltd.                                   7,200           14,219
CLP Holdings Ltd.                                        4,500           19,678
Esprit Holdings Ltd.                                    10,000           24,429
Giordano International Ltd.                             64,000           19,902
Hong Kong & China Gas Co. Ltd.                          52,000           65,682
Hong Kong Exchanges & Clearing Ltd.                     36,000           51,705
Hongkong Electric Holdings Ltd.                         16,500           64,746
Hysan Development Co. Ltd.                              47,000           38,875
Shangri-La Asia Ltd.                                    14,000            8,887
Sino Land Co. Ltd.                                      90,000           27,987
Wharf Holdings Ltd.                                      5,000            9,618
-------------------------------------------------------------------------------
                                                                        376,428
-------------------------------------------------------------------------------

IRELAND - 0.22%
-------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                               9,849          294,584
-------------------------------------------------------------------------------
                                                                        294,584
-------------------------------------------------------------------------------

ITALY - 0.64%
-------------------------------------------------------------------------------
Assicurazioni Generali SpA                               1,871           43,358
Banca Popolare di Milano SCRL                            8,404           36,769
Benetton Group SpA ADR                                   9,120          191,520
ENI-Ente Nazionale Idrocarburi SpA ADR                   2,928          222,645
Fiat SpA ADR/(1)/                                        8,550           61,389
Finmeccanica SpA                                        65,619           42,047
San Paolo-IMI SpA ADR                                   11,488          216,204
Seat-Pagine Gialle SpA/(1)/                             29,456           20,465
Tiscali SpA/(1)/                                         2,946           15,055
-------------------------------------------------------------------------------
                                                                        849,452
-------------------------------------------------------------------------------

JAPAN - 4.29%
-------------------------------------------------------------------------------
Ariake Japan Co. Ltd.                                    2,270           67,679
Ashikaga Financial Group Inc./(1)/                      41,000           60,779
Bridgestone Corp.                                        3,000           40,725
Canon Inc. ADR                                           7,000          319,550

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

JAPAN (Continued)
-------------------------------------------------------------------------------
Chubu Electric Power Co. Inc.                            3,100   $       56,540
Dainippon Screen Manufacturing Co. Ltd./(1)/            15,000           73,454
Dowa Mining Co. Ltd.                                     9,000           34,553
East Japan Railway Co.                                      19           84,497
Fuji Photo Film Co. Ltd. ADR                             5,276          152,002
Hitachi Ltd. ADR                                         3,187          134,810
Honda Motor Company Ltd. ADR                            10,856          206,807
Ito-Yokado Co. Ltd. ADR/(2)/                             4,521          107,961
Japan Airlines System Corp. ADR                         11,178          119,121
JFE Holdings Inc.                                        2,300           34,478
Kansai Electric Power Co. Inc.                           2,900           45,743
Kikkoman Corp.                                          11,000           72,646
Kirin Brewery Co. Ltd. ADR                              38,969          271,224
Kubota Corp. ADR                                        12,153          164,673
Kyocera Corp. ADR                                        1,630           92,910
Kyushu Electric Power Co. Inc.                           3,200           49,809
Makita Corp. ADR                                         6,620           52,298
Matsushita Electric Industrial Co. Ltd. ADR             16,391          164,730
Millea Holdings Inc. ADR                                 9,079          348,997
Mitsubishi Corp. ADR                                    12,781          174,461
Mitsubishi Tokyo Financial Group Inc.                       13           58,788
Mitsui & Co. ADR                                         1,647          162,230
NEC Corp. ADR                                           22,088          111,324
Nintendo Co. Ltd.                                          800           58,164
Nippon Oil Corp.                                        14,000           60,745
Nippon Telegraph & Telephone Corp. ADR                  11,750          232,650
Nissan Motor Co. Ltd. ADR                                8,838          167,480
Nomura Holdings Inc.                                     9,000          114,229
NTT DoCoMo Inc.                                             74          160,233
Osaka Gas Co. Ltd.                                      19,000           46,996
Pioneer Corp. ADR                                        5,395          122,844
Ricoh Corp. Ltd. ADR                                     1,970          164,988
Seino Transportation Co. Ltd.                            6,000           34,329
Seven-Eleven Japan Co. Ltd.                              2,000           49,802
Sharp Corp.                                              3,000           38,501
Shin-Etsu Chemical Co. Ltd.                              1,600           54,633
Snow Brand Milk Products Co. Ltd./(1)/                  32,000           80,217
Softbank Corp.                                           1,500           28,420
Sony Corp. ADR                                           4,291          120,148
Sumitomo Mitsui Financial Group Inc.                        26           56,731
Sumitomo Osaka Cement Co. Ltd.                          14,000           27,516
Takeda Chemical Industries Ltd.                          3,000          110,681
Takefuji Corp.                                             480           24,904
Tohoku Electric Power Co. Inc.                           3,000           44,372
Tokyo Electric Power Co. Inc. (The)                      5,200           99,388
Tokyo Gas Co. Ltd.                                      19,000           54,591
Tokyu Corp.                                             12,000           38,676
Toshiba Corp.                                           12,000           41,274
Toyota Motor Corp. ADR                                   7,853          406,785
Yamanouchi Pharmaceutical Co. Ltd.                       1,200           31,280
-------------------------------------------------------------------------------
                                                                      5,733,366
-------------------------------------------------------------------------------

NETHERLANDS - 1.20%
-------------------------------------------------------------------------------
Abn Amro Holding NV ADR                                 17,633          336,614
Aegon NV ADR                                             9,080           91,163
Akzo Nobel NV ADR                                        5,022          133,836
ING Groep NV ADR                                         6,908          121,097
Koninklijke Ahold NV ADR                                12,337          103,261
Koninklijke KPN NV/(1)/                                  6,993           49,548
Koninklijke Philips Electronics NV NY Shares             9,058          173,098
Reed Elsevier NV ADR                                     8,507          202,041
Royal Dutch Petroleum Co.                                7,000          324,914
Unilever NV CVA                                          1,284           68,888
-------------------------------------------------------------------------------
                                                                      1,604,460
-------------------------------------------------------------------------------

NEW ZEALAND - 0.08%
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR                    4,215          102,677
-------------------------------------------------------------------------------
                                                                        102,677
-------------------------------------------------------------------------------

NORWAY - 0.02%
-------------------------------------------------------------------------------
Aker Kvaerner ASA/(1)/                                     700            9,237
Gjensidige NOR ASA                                         398           13,922
-------------------------------------------------------------------------------
                                                                         23,159
-------------------------------------------------------------------------------

PANAMA - 0.11%
-------------------------------------------------------------------------------
Carnival Corp.                                           4,555          148,083
-------------------------------------------------------------------------------
                                                                        148,083
-------------------------------------------------------------------------------

PORTUGAL - 0.04%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA ADR                         5,288           47,063
-------------------------------------------------------------------------------
                                                                         47,063
-------------------------------------------------------------------------------

SINGAPORE - 0.10%
-------------------------------------------------------------------------------
Chartered Semiconductor
 Manufacturing Ltd. ADR/(1)/                             2,111           10,872
Haw Par Corp. Ltd.                                      19,000           46,826
Singapore Exchange Ltd.                                 24,000           18,671
SMRT Corp. Ltd.                                        166,000           58,444
-------------------------------------------------------------------------------
                                                                        134,813
-------------------------------------------------------------------------------

SPAIN - 0.77%
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR                  16,643          174,585
Banco Santander Central Hispano SA ADR                  48,205          425,168
Repsol YPF SA ADR                                       10,083          163,042
Telefonica SA ADR                                        7,670          265,152
-------------------------------------------------------------------------------
                                                                      1,027,947
-------------------------------------------------------------------------------

SWEDEN - 0.29%
-------------------------------------------------------------------------------
Hennes & Mauritz AB Class B                              1,683           38,685

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

SWEDEN (Continued)
-------------------------------------------------------------------------------
Hoganas AB Class B                                       2,233   $       45,469
Holmen AB Class B                                          845           23,065
OM AB                                                    9,005           64,121
Sapa AB                                                  2,979           59,915
Skanska AB Class B                                       6,104           34,848
SSAB Svenskt Stal AB Series A                            2,059           27,522
Telefonaktiebolaget LM Ericsson AB ADR/(1)/              4,430           47,091
Telefonaktiebolaget LM Ericsson AB Class B/(1)/         30,460           32,724
-------------------------------------------------------------------------------
                                                                        373,440
-------------------------------------------------------------------------------

SWITZERLAND - 1.26%
-------------------------------------------------------------------------------
Adecco SA ADR                                           11,739          122,673
Centerpulse ADR                                          4,079          110,133
Ciba Specialty Chemicals AG/(1)/                           599           36,261
Compagnie Financiere Richemont AG                        2,022           32,691
Credit Suisse Group                                      4,162          109,538
Givaudan SA - Registered                                   203           85,423
Logitech International SA - Registered/(1)/              1,198           44,929
Lonza Group AG - Registered                              1,016           46,504
Nestle SA                                                1,181          243,689
Novartis AG                                              6,552          259,265
Roche Holding AG - Genusschein                             742           58,202
Schindler Holding AG Certificates of
 Participation/(1)/                                        169           27,199
Societe Generale de Surveillance Holding SA                159           62,095
Sulzer AG - Registered/(1)/                                248           34,649
Swiss Re                                                   513           28,423
UBS AG - Registered                                      4,149          230,798
Unaxis Holding AG Class R                                  581           47,289
Valora Holding AG                                          244           49,897
Zurich Financial Services AG/(1)/                          488           58,183
-------------------------------------------------------------------------------
                                                                      1,687,841
-------------------------------------------------------------------------------

UNITED KINGDOM - 4.61%
-------------------------------------------------------------------------------
AstraZeneca PLC ADR                                     10,090          411,369
BAE Systems PLC                                         14,185           33,356
Balfour Beatty PLC                                      12,791           40,737
Barclays PLC ADR/(3)/                                   13,656          408,588
Barratt Developments PLC                                 5,135           36,606
BHP Billiton PLC                                         7,452           39,227
BP PLC                                                  24,917          172,793
BP PLC ADR                                               9,282          390,030
British American Tobacco PLC                             4,202           47,671
British Sky Broadcasting PLC ADR/(1)/                    3,168          142,877
British Telecom PLC ADR                                  5,837          196,473
Cadbury Schweppes PLC ADR                               11,609          280,706
Carnival PLC                                               757           22,997
Centrica PLC                                            17,300           50,172
Compass Group PLC                                        6,224           33,559

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
-------------------------------------------------------------------------------
Diageo PLC ADR                                          10,257   $      448,846
George Wimpey PLC                                        9,237           44,965
GlaxoSmithKline PLC ADR                                 18,562          752,503
Great Portland Estates PLC                              19,725           75,026
GUS PLC                                                  2,102           23,552
Hanson PLC ADR                                           7,619          215,313
HBOS PLC                                                10,852          140,484
Hong Kong & Shanghai Banking ADR                         3,025          178,808
HSBC Holdings PLC                                       15,580          184,079
Imperial Tobacco Group PLC                               1,723           30,792
Kelda Group PLC                                          3,511           24,768
Kidde PLC                                               36,578           51,305
Kingfisher PLC                                           5,215           23,859
Lloyds TSB Group PLC                                    12,588           89,372
National Grid Transco PLC                                9,741           66,065
Peninsular & Oriental Steam Navigation Co. PLC          11,395           44,188
Prudential Corp. PLC                                     3,199           19,373
Rank Group PLC                                           5,486           22,541
Reckitt Benckiser PLC                                    1,625           29,818
Reuters Group PLC ADR                                    2,892           50,841
Royal Bank of Scotland Group PLC                         8,956          251,239
Scottish & Southern Energy PLC                           5,340           54,986
Scottish Power PLC                                       6,243           37,499
Shell Transport & Trading Co. PLC                       28,369          187,252
Tate & Lyle PLC                                          6,536           36,940
Tesco PLC                                               16,830           60,890
Unilever PLC                                             7,486           59,603
United Utilities PLC                                     1,106           10,750
Vodafone Group PLC ADR                                  28,325          556,586
WPP Group PLC                                            4,466           35,005
-------------------------------------------------------------------------------
                                                                      6,114,409
-------------------------------------------------------------------------------

TOTAL INTERNATIONAL STOCKS
(Cost: $28,010,085)                                                  24,729,038
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $97,886,931)                                                 101,131,682
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 22.59%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.38%, 02/15/31                               $    3,380,000        3,806,066
  6.25%, 05/15/30                                    1,320,000        1,643,297
  7.50%, 11/15/16                                    1,420,000        1,927,595
  8.00%, 11/15/21                                    6,630,000        9,604,954
U.S. Treasury Notes
  1.50%, 02/28/05                                    1,465,000        1,472,039
  2.25%, 07/31/04                                      720,000          729,310
  3.00%, 11/15/07                                    1,370,000        1,413,133
  4.00%, 11/15/12                                      470,000          489,075
  5.00%, 08/15/11                                      700,000          785,203
  5.63%, 05/15/08                                    1,665,000        1,908,766

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

  5.75%, 08/15/10                               $    1,130,000   $    1,322,674
  6.50%, 05/15/05                                    2,210,000        2,423,749
  6.50%, 10/15/06                                    1,420,000        1,631,447
  7.00%, 07/15/06                                      820,000          947,740
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $29,437,147)                                                  30,105,048
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.89%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(4)/                           9,086,279        9,086,279
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(4)/                           2,049,960        2,049,960
BlackRock Temp Cash Money Market Fund/(4)/             103,378          103,378
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(4)/                    537,540          537,540
Short Term Investment Co. - Prime
 Money Market Portfolio,
 Institutional Shares/(4)/                             227,773          227,773
Abbey National Treasury Services PLC,
 Time Deposit
  1.38%, 07/01/03/(4)/                          $      136,664          136,664
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                                 113,870          113,870
  1.17%, 08/15/03/(4)/                                 170,840          170,840
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%, 10/30/03/(4)/                                  91,109           91,109
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04/(4)/                                 100,215          100,215
  1.31%, 05/24/04/(4)/                                 227,751          227,751
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                                 227,739          227,739
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04/(4)/                                 113,887          113,887
HBOS Treasury Services PLC, Floating Rate Note
  1.27%, 06/24/04/(4)/                                 227,773          227,773
Holmes Financing PLC, Floating Rate Bond
  1.14%, 04/15/04/(4)/                                  45,555           45,555
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04/(4)/                                 113,881          113,881
  1.22%, 04/13/04/(4)/                                 113,881          113,881
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04/(4)/                                 113,864          113,864
  1.08%, 03/29/04/(4)/                                 113,887          113,887
  1.29%, 05/04/04/(4)/                                 113,881          113,881
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03/(4)/                                 227,762          227,762

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

White Pine Finance LLC, Floating Rate Note
  1.07%, 04/20/04/(4)/                          $      113,887   $      113,887
  1.14%, 05/17/04/(4)/                                 136,664          136,664
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $14,508,040)                                                  14,508,040
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.12%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement, dated
 06/30/03, due 07/01/03, with an effective yield
 of 1.30%./(4)/                                        113,887          113,887
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03, due
 07/01/03, with an effective yield
 of 1.38%./(4)/                                         45,555           45,555
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $159,442)                                                        159,442
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 109.50%
(Cost $141,991,560)                                                 145,904,212
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (9.50%)                            (12,656,827)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                             $  133,247,385
===============================================================================

/(1)/   Non-income earning securities.

/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

/(3)/   Issuer is an affiliate of the Master Portfolio's investment advisor. See
        Note 2.

/(4)/ All or a portion of this security represents investments of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 85.43%

U.S. COMMON STOCKS - 66.47%

ADVERTISING - 0.17%
-------------------------------------------------------------------------------
ADVO Inc./(1)/                                             207   $        9,191
Getty Images Inc./(1)/                                     294           12,142
Interpublic Group of Companies Inc.                      2,354           31,497
Lamar Advertising Co./(1)/                                 673           23,696
Omnicom Group Inc.                                       1,109           79,515
-------------------------------------------------------------------------------
                                                                        156,041
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.86%
-------------------------------------------------------------------------------
Alliant Techsystems Inc./(1)/                              260           13,497
Boeing Co. (The)                                         4,594          157,666
General Dynamics Corp.                                   1,054           76,415
Goodrich (B.F.) Co.                                        884           18,564
L-3 Communications Holdings Inc./(1)/                      604           26,268
Lockheed Martin Corp.                                    2,484          118,164
Northrop Grumman Corp.                                     983           84,823
Raytheon Co.                                             2,251           73,923
Rockwell Collins Inc.                                    1,248           30,738
United Technologies Corp.                                2,717          192,445
-------------------------------------------------------------------------------
                                                                        792,503
-------------------------------------------------------------------------------

AIRLINES - 0.10%
-------------------------------------------------------------------------------
Delta Air Lines Inc.                                       890           13,065
Southwest Airlines Co.                                   4,704           80,909
-------------------------------------------------------------------------------
                                                                         93,974
-------------------------------------------------------------------------------

APPAREL - 0.19%
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                              973           28,470
Liz Claiborne Inc.                                       1,004           35,391
Nike Inc. Class B                                        1,574           84,193
VF Corp.                                                   665           22,590
-------------------------------------------------------------------------------
                                                                        170,644
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.33%
-------------------------------------------------------------------------------
Ford Motor Company                                      10,372          113,988
General Motors Corp.                                     3,139          113,004
Navistar International Corp./(1)/                          436           14,227
PACCAR Inc.                                                752           50,805
Wabash National Corp./(1)/                                 447            6,271
-------------------------------------------------------------------------------
                                                                        298,295
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.13%
-------------------------------------------------------------------------------
Autoliv Inc.                                               711           19,254
BorgWarner Inc.                                            231           14,876
Dana Corp.                                               1,080           12,485
Delphi Corp.                                             4,337           37,428
Goodyear Tire & Rubber Co. (The)                           743            3,901
Lear Corp./(1)/                                            622           28,624
Visteon Corp.                                              343            2,356
-------------------------------------------------------------------------------
                                                                        118,924
-------------------------------------------------------------------------------

BANKS - 5.15%
-------------------------------------------------------------------------------
AmSouth Bancorp                                          2,657           58,029
Associated Bancorp                                         870           32,086
Astoria Financial Corp.                                    513           14,328
BancTrust Financial Group Inc.                             225            3,613
Bank of America Corp.                                    8,232          650,575
Bank of Hawaii Corp.                                       363           12,033
Bank of New York Co. Inc. (The)                          4,153          119,399
Bank One Corp.                                           6,105          226,984
Banknorth Group Inc.                                     1,809           46,166
BB&T Corp.                                               2,577           88,391
Cascade Bancorp                                            613           10,623
Charter One Financial Inc.                               1,398           43,590
City National Corp.                                        500           22,280
Coastal Financial Corp.                                    267            3,443
Comerica Inc.                                              926           43,059
Commerce Bancorp Inc.                                      543           20,145
Commerce Bancshares Inc.                                 1,013           39,456
Compass Bancshares Inc.                                  1,418           49,531
Downey Financial Corp.                                     408           16,850
East West Bancorp Inc.                                     947           34,225
Eastern Virginia Bankshares                                361            8,285
Fifth Third Bancorp                                      3,330          190,942
First Citizens Banc Corp.                                   26              675
First Tennessee National Corp.                             844           37,060
First Virginia Banks Inc.                                  425           18,326
FleetBoston Financial Corp.                              5,706          169,525
Fulton Financial Corp.                                     623           12,379
Golden West Financial Corp.                                898           71,849
GreenPoint Financial Corp.                                 651           33,162
Hibernia Corp. Class A                                     921           16,725
Huntington Bancshares Inc.                               2,661           51,943
KeyCorp                                                  2,293           57,944
M&T Bank Corp.                                             554           46,658
Marshall & Ilsley Corp.                                  1,574           48,133
Mellon Financial Corp.                                   2,293           63,631
Mercantile Bankshares Corp.                              1,030           40,561
National Bankshares Inc.                                   293           11,588
National City Corp.                                      3,521          115,172
National Commerce Financial Corp.                        1,603           35,571
New York Community Bancorp Inc.                            813           23,650
North Fork Bancorp Inc.                                    713           24,285
Northern States Financial Corp.                            272            7,809
Northern Trust Corp.                                     1,293           54,034
Old Point Financial Corp.                                  136            3,986
PNC Financial Services Group                             1,530           74,679
Popular Inc.                                             1,708           65,912
Port Financial Corp.                                       193           10,399
Prosperity Bancshares Inc.                               2,240           43,120
Regions Financial Corp.                                  1,440           48,643
Shore Bancshares Inc.                                      164            5,043

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

BANKS (Continued)
-------------------------------------------------------------------------------
SouthTrust Corp.                                         2,055   $       55,896
Sovereign Bancorp Inc.                                   3,386           52,991
State Street Corp.                                       1,800           70,920
Sterling Bancorp (New York)                              1,181           32,938
SunTrust Banks Inc.                                      1,490           88,417
Synovus Financial Corp.                                  2,005           43,107
TCF Financial Corp.                                        325           12,948
U.S. Bancorp                                            10,922          267,589
UCBH Holdings Inc.                                       1,332           38,202
Union Planters Corp.                                     1,160           35,995
UnionBanCal Corp.                                          689           28,504
Valley National Bancorp                                    566           14,914
Wachovia Corp.                                           7,348          293,626
Washington Mutual Inc.                                   5,235          216,205
Wayne Bancorp Inc.                                         158            4,817
Wells Fargo & Company                                    9,025          454,860
Westamerica Bancorp                                        650           28,002
Wilmington Trust Corp.                                   1,011           29,673
Zions Bancorporation                                       498           25,204
-------------------------------------------------------------------------------
                                                                      4,721,303
-------------------------------------------------------------------------------

BEVERAGES - 1.64%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                            4,716          240,752
Brown-Forman Corp. Class B                                 287           22,564
Coca-Cola Co. (The)                                     14,396          668,118
Coca-Cola Enterprises Inc.                               2,550           46,282
Constellation Brands Inc./(1)/                             608           19,091
Coors (Adolf) Company Class B                              199            9,747
Pepsi Bottling Group Inc.                                1,673           33,493
PepsiAmericas Inc.                                       1,340           16,830
PepsiCo Inc.                                            10,042          446,869
-------------------------------------------------------------------------------
                                                                      1,503,746
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.99%
-------------------------------------------------------------------------------
Amgen Inc./(1)/                                          7,502          498,433
Applera Corp. - Celera Genomics Group/(1)/                 884            9,123
Biogen Inc./(1)/                                           782           29,716
Cephalon Inc./(1)/                                         400           16,464
Chiron Corp./(1)/                                        1,067           46,649
CuraGen Corp./(1)/                                       1,051            5,833
Genentech Inc./(1)/                                      1,505          108,541
Genzyme Corp. - General Division/(1)/                    1,242           51,916
Human Genome Sciences Inc./(1)/                          1,386           17,630
ICOS Corp./(1)/                                            374           13,744
IDEC Pharmaceuticals Corp./(1)/                            771           26,214
Immunomedics Inc./(1)/                                   1,410            8,897
Invitrogen Corp./(1)/                                      439           16,844
Millennium Pharmaceuticals Inc./(1)/                     2,014           31,680
Myriad Genetics Inc./(1)/                                  118            1,606
Protein Design Labs Inc./(1)/                              442            6,179
Regeneron Pharmaceuticals Inc./(1)/                        148            2,331
TECHNE Corp./(1)/                                          426           12,925
-------------------------------------------------------------------------------
                                                                        904,725
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.13%
-------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                      413           30,533
Masco Corp.                                              2,784           66,398
Vulcan Materials Co.                                       592           21,945
-------------------------------------------------------------------------------
                                                                        118,876
-------------------------------------------------------------------------------

CHEMICALS - 0.94%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            1,241           51,626
Ashland Inc.                                               556           17,058
Cabot Corp.                                                646           18,540
Cabot Microelectronics Corp./(1)/                          152            7,671
Dow Chemical Co. (The)                                   5,363          166,038
Du Pont (E.I.) de Nemours and Co.                        5,758          239,763
Eastman Chemical Co.                                       503           15,930
Engelhard Corp.                                          1,008           24,968
Great Lakes Chemical Corp.                                 620           12,648
Hercules Inc./(1)/                                       1,041           10,306
IMC Global Inc.                                          1,283            8,609
Lyondell Chemical Co.                                    1,478           19,997
Monsanto Co.                                             1,414           30,599
PPG Industries Inc.                                        973           49,370
Praxair Inc.                                               950           57,095
Rohm & Haas Co.                                          1,408           43,690
Sherwin-Williams Co. (The)                                 851           22,875
Sigma-Aldrich Corp.                                        492           26,657
Valspar Corp. (The)                                        485           20,477
Vertex Pharmaceuticals Inc./(1)/                           944           13,782
-------------------------------------------------------------------------------
                                                                        857,699
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.22%
-------------------------------------------------------------------------------
Alliance Data Systems Corp./(1)/                           432           10,109
Apollo Group Inc. Class A/(1)/                           1,113           68,739
BearingPoint Inc./(1)/                                   1,733           16,723
Block (H & R) Inc.                                       1,076           46,537
Career Education Corp./(1)/                                438           29,968
Caremark Rx Inc./(1)/                                    1,807           46,404
Cendant Corp./(1)/                                       5,876          107,648
Coinstar Inc./(1)/                                          96            1,811
Concord EFS Inc./(1)/                                    2,905           42,762
Convergys Corp./(1)/                                     1,221           19,536
Corinthian Colleges Inc./(1)/                              365           17,728
Corporate Executive Board Co. (The)/(1)/                   244            9,889
Deluxe Corp.                                               644           28,851
DeVry Inc./(1)/                                            370            8,617
Donnelley (R.R.) & Sons Co.                              1,010           26,401
Dun & Bradstreet Corp./(1)/                                714           29,345
Ecolab Inc.                                              1,662           42,547
Equifax Inc.                                               952           24,752
First Health Group Corp./(1)/                            1,203           33,203
Heidrick & Struggles International Inc./(1)/               772            9,743
Hudson Highland Group Inc./(1)/                             81            1,540
InterActiveCorp/(1)/                                     2,310           91,407

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
Iron Mountain Inc./(1)/                                    631   $       23,404
ITT Educational Services Inc./(1)/                         339            9,916
Landauer Inc.                                              169            7,069
Manpower Inc.                                              706           26,186
McKesson Corp.                                           1,725           61,651
Monster Worldwide Inc./(1)/                                984           19,414
Moody's Corp.                                              927           48,862
Paychex Inc.                                             2,083           61,053
Quintiles Transnational Corp./(1)/                         835           11,849
Rent-A-Center Inc./(1)/                                    261           19,786
Robert Half International Inc./(1)/                      1,511           28,618
Roper Industries Inc.                                      189            7,031
ServiceMaster Co. (The)                                  3,630           38,841
Trimeris Inc./(1)/                                          39            1,782
Valassis Communications Inc./(1)/                          517           13,297
Viad Corp.                                               1,046           23,420
-------------------------------------------------------------------------------
                                                                      1,116,439
-------------------------------------------------------------------------------

COMPUTERS - 3.80%
-------------------------------------------------------------------------------
Affiliated Computer Services Inc. Class A/(1)/             783           35,807
Apple Computer Inc./(1)/                                 2,269           43,383
Ask Jeeves Inc./(1)/                                       148            2,035
BISYS Group Inc. (The)/(1)/                                811           14,898
Brocade Communications Systems Inc./(1)/                 2,329           13,718
CACI International Inc. Class A/(1)/                       237            8,129
Ceridian Corp./(1)/                                      1,438           24,403
Cisco Systems Inc./(1)/                                 41,527          693,086
Computer Sciences Corp./(1)/                             1,096           41,780
Dell Computer Corp./(1)/                                15,104          482,724
Diebold Inc.                                               684           29,583
DST Systems Inc./(1)/                                      612           23,256
Echelon Corp./(1)/                                         817           11,250
Electronic Data Systems Corp.                            2,788           59,803
EMC Corp./(1)/                                          12,854          134,581
Extreme Networks Inc./(1)/                               1,748            9,264
FactSet Research Systems Inc.                              255           11,233
Fair Isaac Corp.                                           404           20,786
Foundry Networks Inc./(1)/                                 993           14,299
Gateway Inc./(1)/                                        2,826           10,315
Hewlett-Packard Co.                                     16,994          361,972
Hyperion Solutions Corp./(1)/                              366           12,356
International Business Machines Corp.                   10,068          830,610
Internet Security Systems Inc./(1)/                        124            1,797
Juniper Networks Inc./(1)/                               2,165           26,781
Kronos Inc./(1)/                                           110            5,589
Lexmark International Inc./(1)/                            754           53,361
Manhattan Associates Inc./(1)/                             259            6,726
McDATA Corp. Class A/(1)/                                1,040           15,257
Mindspeed Technologies Inc./(1)/                           873            2,356
NCR Corp./(1)/                                             611           15,654
NetScreen Technologies Inc./(1)/                           224            5,051
Network Appliance Inc./(1)/                              1,906           30,896
Palm Inc./(1)/                                              65            1,058
Planar Systems Inc./(1)/                                   268            5,242
Retek Inc./(1)/                                            827            5,293
SanDisk Corp./(1)/                                         561           22,636
Sapient Corp./(1)/                                       7,650           21,190
ScanSource Inc./(1)/                                        70            1,872
Seagate Technology Inc./(2)/                             6,036               --
SEI Investment Co.                                         429           13,728
SRA International Inc. Class A/(1)/                         86            2,752
Storage Technology Corp./(1)/                              829           21,338
Sun Microsystems Inc./(1)/                              20,116           92,534
SunGard Data Systems Inc./(1)/                           1,731           44,850
Synopsys Inc./(1)/                                         518           32,038
Take-Two Interactive Software Inc./(1)/                    319            9,040
3Com Corp./(1)/                                          5,567           26,054
Unisys Corp./(1)/                                        2,112           25,935
VeriSign Inc./(1)/                                       1,839           25,433
Veritas Software Corp./(1)/                              2,291           65,683
Western Digital Corp./(1)/                               1,064           10,959
-------------------------------------------------------------------------------
                                                                      3,480,374
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.49%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                 554           28,309
Avon Products Inc.                                       1,384           86,085
Colgate-Palmolive Co.                                    3,132          181,499
Estee Lauder Companies Inc. Class A                        838           28,098
Gillette Co. (The)                                       5,952          189,631
International Flavors & Fragrances Inc.                    901           28,769
Kimberly-Clark Corp.                                     2,934          152,979
Procter & Gamble Co.                                     7,550          673,309
-------------------------------------------------------------------------------
                                                                      1,368,679
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.23%
-------------------------------------------------------------------------------
CDW Corp./(1)/                                             454           20,793
Costco Wholesale Corp./(1)/                              2,585           94,611
Fastenal Co.                                               625           21,213
Genuine Parts Co.                                        1,171           37,484
Grainger (W.W.) Inc.                                       594           27,775
Tech Data Corp./(1)/                                       500           13,355
-------------------------------------------------------------------------------
                                                                        215,231
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 5.52%
-------------------------------------------------------------------------------
Affiliated Managers Group Inc./(1)/                        136            8,289
Alleghany Corp./(1)/                                       148           28,268
Allied Capital Corp.                                       680           15,708
American Express Co.                                     7,613          318,300
American International Group Inc.                       14,408          795,033
AmeriCredit Corp./(1)/                                     917            7,840
Bear Stearns Companies Inc. (The)                          601           43,524
Capital One Financial Corp.                              1,303           64,082

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
-------------------------------------------------------------------------------
CIT Group Inc.                                           1,590   $       39,194
Citigroup Inc.                                          28,379        1,214,621
Citigroup Inc. Warrants (Expires 12/31/50)/(1)/          1,900            1,938
Countrywide Financial Corp.                                809           56,282
Doral Financial Corp.                                      770           34,381
E*TRADE Group Inc./(1)/                                  2,318           19,703
Edwards (A.G.) Inc.                                        738           25,240
Fannie Mae                                               5,796          390,882
Federal Agricultural Mortgage Corp./(1)/                   112            2,503
Federated Investors Inc. Class B                           689           18,892
Franklin Resources Inc.                                  1,506           58,839
Freddie Mac                                              4,050          205,619
Gabelli Asset Management Inc. Class A/(1)/                 247            8,917
Goldman Sachs Group Inc. (The)                           2,614          218,923
Janus Capital Group Inc.                                 1,685           27,634
JP Morgan Chase & Co.                                   11,133          380,526
Legg Mason Inc.                                            556           36,112
Lehman Brothers Holdings Inc.                            1,429           95,000
MBNA Corp.                                               7,305          152,236
Merrill Lynch & Co. Inc.                                 5,218          243,576
Morgan Stanley                                           6,153          263,041
Neuberger Berman Inc.                                      645           25,742
Nuveen Investments Inc. Class A                          1,060           28,874
Providian Financial Corp./(1)/                           2,109           19,529
Schwab (Charles) Corp. (The)                             7,316           73,818
SLM Corp.                                                2,611          102,273
T. Rowe Price Group Inc.                                   827           31,219
-------------------------------------------------------------------------------
                                                                      5,056,558
-------------------------------------------------------------------------------

ELECTRIC - 1.77%
-------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                     3,426           21,755
Ameren Corp.                                             1,131           49,877
American Electric Power Co. Inc.                         2,061           61,480
Calpine Corp./(1)/                                       1,835           12,111
CenterPoint Energy Inc.                                  2,087           17,009
Cinergy Corp.                                            1,341           49,335
CMS Energy Corp.                                           474            3,839
Consolidated Edison Inc.                                 1,158           50,118
Constellation Energy Group Inc.                          1,233           42,292
Dominion Resources Inc.                                  1,631          104,824
DPL Inc.                                                   728           11,604
DTE Energy Co.                                           1,051           40,611
Duke Energy Corp.                                        4,980           99,351
Edison International/(1)/                                2,270           37,296
Energy East Corp.                                          831           17,252
Entergy Corp.                                            1,343           70,884
Exelon Corp.                                             1,969          117,766
FirstEnergy Corp.                                        1,711           65,788
FPL Group Inc.                                           1,052           70,326
Great Plains Energy Inc.                                 1,280           36,966
Hawaiian Electric Industries Inc.                          710           32,554
MDU Resources Group Inc.                                   497           16,645
NiSource Inc.                                            1,546           29,374
Northeast Utilities                                        746           12,488
NSTAR                                                      689           31,384
Pepco Holdings Inc.                                        883           16,918
PG&E Corp./(1)/                                          2,141           45,282
Pinnacle West Capital Corp.                                724           27,114
PPL Corp.                                                1,180           50,740
Progress Energy Inc.                                     1,316           57,772
Public Service Enterprise Group Inc.                     1,048           44,278
Puget Energy Inc.                                          540           12,890
Reliant Resources Inc./(1)/                              1,825           11,187
SCANA Corp.                                                637           21,836
Southern Company                                         4,072          126,884
TECO Energy Inc.                                           776            9,304
Texas Genco Holdings Inc.                                  115            2,674
TXU Corp.                                                1,608           36,100
Wisconsin Energy Corp.                                     744           21,576
Xcel Energy Inc.                                         2,263           34,036
-------------------------------------------------------------------------------
                                                                      1,621,520
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.09%
-------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                     1,511           23,556
Energizer Holdings Inc./(1)/                               595           18,683
Molex Inc.                                               1,211           32,685
Power-One Inc./(1)/                                        789            5,641
-------------------------------------------------------------------------------
                                                                         80,565
-------------------------------------------------------------------------------

ELECTRONICS - 0.52%
-------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                           2,619           51,201
AMETEK Inc.                                                400           14,660
Amphenol Corp. Class A/(1)/                                104            4,869
Applera Corp. - Applied Biosystems Group                 1,133           21,561
Arrow Electronics Inc./(1)/                                953           14,524
ATMI Inc./(1)/                                             237            5,918
Avnet Inc./(1)/                                          1,098           13,923
AVX Corp.                                                  534            5,869
Cymer Inc./(1)/                                            182            5,744
Fairchild Semiconductor
 International Inc. Class A/(1)/                           842           10,769
Gentex Corp./(1)/                                          467           14,295
Helix Technology Corp.                                     419            5,543
Jabil Circuit Inc./(1)/                                  1,259           27,824
Johnson Controls Inc.                                      550           47,080
Millipore Corp./(1)/                                       409           18,147
Park Electrochemical Corp.                                 120            2,394
Parker Hannifin Corp.                                      687           28,847
PerkinElmer Inc.                                           661            9,128
Sanmina-SCI Corp./(1)/                                   4,253           26,836
Solectron Corp./(1)/                                     4,732           17,698
Symbol Technologies Inc.                                 1,794           23,340
Tektronix Inc./(1)/                                        761           16,438

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

ELECTRONICS (Continued)
-------------------------------------------------------------------------------
Thermo Electron Corp./(1)/                               1,219   $       25,623
Thomas & Betts Corp./(1)/                                  378            5,462
Trimble Navigation Ltd./(1)/                               208            4,769
Varian Inc./(1)/                                           363           12,585
Vishay Intertechnology Inc./(1)/                         1,564           20,645
Waters Corp./(1)/                                          764           22,255
-------------------------------------------------------------------------------
                                                                        477,947
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------------------
Fluor Corp.                                                554           18,637
-------------------------------------------------------------------------------
                                                                         18,637
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.10%
-------------------------------------------------------------------------------
Expedia Inc./(1)/                                          213           16,269
GTECH Holdings Corp./(1)/                                  297           11,182
Hollywood Entertainment Corp./(1)/                         118            2,030
International Game Technology Inc./(1)/                    580           59,351
-------------------------------------------------------------------------------
                                                                         88,832
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.14%
-------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                        1,637           16,452
Republic Services Inc./(1)/                              1,305           29,584
Waste Management Inc.                                    3,382           81,472
-------------------------------------------------------------------------------
                                                                        127,508
-------------------------------------------------------------------------------

FOOD - 1.36%
-------------------------------------------------------------------------------
Albertson's Inc.                                         2,056           39,475
Applebee's International Inc.                              483           15,181
Archer-Daniels-Midland Co.                               4,903           63,102
Campbell Soup Co.                                        2,548           62,426
CEC Entertainment Inc./(1)/                                271           10,008
Cheesecake Factory (The)/(1)/                              317           11,377
ConAgra Foods Inc.                                       2,968           70,045
Dean Foods Co./(1)/                                      1,130           35,595
Del Monte Foods Co./(1)/                                   875            7,735
General Mills Inc.                                       2,181          103,401
Heinz (H.J.) Co.                                         2,028           66,883
Hershey Foods Corp.                                        752           52,384
Hormel Foods Corp.                                       1,115           26,426
Kellogg Co.                                              2,479           85,203
Kraft Foods Inc.                                         2,264           73,693
Kroger Co./(1)/                                          3,977           66,336
McCormick & Co. Inc.                                     1,376           37,427
Safeway Inc./(1)/                                        2,583           52,848
Sara Lee Corp.                                           4,448           83,667
Smithfield Foods Inc./(1)/                                 637           14,600
Smucker (J.M.) Co. (The)                                   450           17,951
SUPERVALU Inc.                                             945           20,147
Sysco Corp.                                              3,694          110,968
Tyson Foods Inc. Class A                                 1,784           18,946
Whole Foods Market Inc./(1)/                               324           15,400
Winn-Dixie Stores Inc.                                   1,053           12,962
Wrigley (William Jr.) Co.                                1,293           72,705
-------------------------------------------------------------------------------
                                                                      1,246,891
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.32%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                        555           13,265
Bowater Inc.                                               461           17,264
Georgia-Pacific Corp.                                    1,215           23,024
International Paper Co.                                  2,618           93,541
MeadWestvaco Corp.                                       1,204           29,739
Plum Creek Timber Co. Inc.                               1,264           32,801
Temple-Inland Inc.                                         329           14,117
Weyerhaeuser Co.                                         1,276           68,904
-------------------------------------------------------------------------------
                                                                        292,655
-------------------------------------------------------------------------------

GAS - 0.14%
-------------------------------------------------------------------------------
EnergySouth Inc.                                           188            6,166
KeySpan Corp.                                              982           34,812
Nicor Inc.                                                 357           13,248
Peoples Energy Corp.                                       794           34,055
Sempra Energy                                            1,372           39,143
-------------------------------------------------------------------------------
                                                                        127,424
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.22%
-------------------------------------------------------------------------------
Black & Decker Corp.                                       479           20,813
Emerson Electric Co.                                     2,441          124,735
Snap-On Inc.                                               483           14,021
SPX Corp./(1)/                                             643           28,331
Stanley Works (The)                                        596           16,450
-------------------------------------------------------------------------------
                                                                        204,350
-------------------------------------------------------------------------------

HEALTH CARE - 3.29%
-------------------------------------------------------------------------------
Aetna Inc.                                                 805           48,461
AMERIGROUP Corp./(1)/                                      362           13,466
AmSurg Corp./(1)/                                          361           11,011
Anthem Inc./(1)/                                           835           64,420
Apogent Technologies Inc./(1)/                           1,069           21,380
Apria Healthcare Group Inc./(1)/                           655           16,296
Bard (C.R.) Inc.                                           484           34,514
Bausch & Lomb Inc.                                         415           15,563
Baxter International Inc.                                3,589           93,314
Beckman Coulter Inc.                                       570           23,165
Becton, Dickinson & Co.                                  1,471           57,148
Biomet Inc.                                              1,463           41,930
Bio-Rad Laboratories Inc. Class A/(1)/                     286           15,830
Biosite Inc./(1)/                                           45            2,165
Boston Scientific Corp./(1)/                             2,442          149,206
Candela Corp./(1)/                                         877           10,103
Cerner Corp./(1)/                                          199            4,567
CNS Inc./(1)/                                            1,282           10,897
Covance Inc./(1)/                                          670           12,127
Cyberonics Inc./(1)/                                       123            2,646
Cytyc Corp./(1)/                                         1,073           11,288
Enzon Pharmaceuticals Inc./(1)/                            786            9,841

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

HEALTH CARE (Continued)
-------------------------------------------------------------------------------
Express Scripts Inc./(1)/                                  383   $       26,167
Guidant Corp.                                            1,882           83,542
HCA Inc.                                                 2,736           87,661
Health Management Associates Inc. Class A                1,964           36,236
Health Net Inc./(1)/                                       905           29,820
Hillenbrand Industries Inc.                                516           26,032
Humana Inc./(1)/                                           950           14,345
Invacare Corp.                                             399           13,167
Johnson & Johnson                                       17,399          899,528
Laboratory Corp. of America Holdings/(1)/                  984           29,668
LifePoint Hospitals Inc./(1)/                              312            6,533
Lincare Holdings Inc./(1)/                                 482           15,188
Manor Care Inc./(1)/                                       497           12,430
Medtronic Inc.                                           7,224          346,535
Mid Atlantic Medical Services Inc./(1)/                    318           16,631
Oakley Inc./(1)/                                           450            5,297
Oxford Health Plans Inc./(1)/                              703           29,547
Pediatrix Medical Group Inc./(1)/                          281           10,018
PolyMedica Corp.                                            65            2,976
Quest Diagnostics Inc./(1)/                                615           39,237
Renal Care Group Inc./(1)/                                 672           23,661
ResMed Inc./(1)/                                           314           12,309
Respironics Inc./(1)/                                      213            7,992
Select Medical Corp./(1)/                                  125            3,104
St. Jude Medical Inc./(1)/                               1,006           57,845
Stryker Corp.                                            1,160           80,469
Tenet Healthcare Corp./(1)/                              2,317           26,993
Triad Hospitals Inc./(1)/                                  426           10,573
UnitedHealth Group Inc.                                  3,419          171,805
Universal Health Services Inc. Class B/(1)/                466           18,463
Varian Medical Systems Inc./(1)/                           587           33,794
VISX Inc./(1)/                                             317            5,500
Vital Images Inc./(1)/                                     527            9,739
WebMD Corp./(1)/                                         2,427           26,284
WellPoint Health Networks Inc./(1)/                        871           73,425
Zimmer Holdings Inc./(1)/                                1,133           51,042
-------------------------------------------------------------------------------
                                                                      3,012,894
-------------------------------------------------------------------------------

HOME BUILDERS - 0.18%
-------------------------------------------------------------------------------
Centex Corp.                                               343           26,682
D.R. Horton Inc.                                         1,295           36,390
KB Home                                                    464           28,759
Lennar Corp. Class A                                       432           30,888
Lennar Corp. Class B                                        43            2,954
NVR Inc./(1)/                                               33           13,563
Pulte Homes Inc.                                           261           16,093
Ryland Group Inc.                                          184           12,770
-------------------------------------------------------------------------------
                                                                        168,099
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.13%
-------------------------------------------------------------------------------
Harman International Industries Inc.                       236           18,677
Hooker Furniture Corp.                                     329            8,136
Leggett & Platt Inc.                                     1,651           33,846
Maytag Corp.                                               620           15,140
Polycom Inc./(1)/                                        1,148           15,911
Whirlpool Corp.                                            483           30,767
-------------------------------------------------------------------------------
                                                                        122,477
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.23%
-------------------------------------------------------------------------------
Avery Dennison Corp.                                       578           29,016
Clorox Co.                                               1,182           50,412
Fortune Brands Inc.                                        970           50,634
Newell Rubbermaid Inc.                                   1,605           44,940
Toro Co.                                                   546           21,704
Tupperware Corp.                                           991           14,231
-------------------------------------------------------------------------------
                                                                        210,937
-------------------------------------------------------------------------------

INSURANCE - 2.11%
-------------------------------------------------------------------------------
ACE Ltd.                                                 1,573           53,938
AFLAC Inc.                                               2,957           90,928
Allstate Corp. (The)                                     3,907          139,285
Ambac Financial Group Inc.                                 610           40,413
American National Insurance Co.                            421           36,371
AON Corp.                                                1,626           39,154
Berkley (W.R.) Corp.                                       235           12,385
Brown & Brown Inc.                                         483           15,698
Chubb Corp.                                              1,001           60,060
CIGNA Corp.                                                746           35,017
Cincinnati Financial Corp.                               1,112           41,244
CNA Financial Corp./(1)/                                   383            9,422
Fidelity National Financial Inc.                           965           29,683
First American Corp.                                       533           14,045
Gallagher (Arthur J.) & Co.                                623           16,946
Hancock (John) Financial Services Inc.                   1,540           47,324
Hartford Financial Services Group Inc.                   1,531           77,101
HCC Insurance Holdings Inc.                                635           18,777
Hilb, Rogal & Hamilton Co.                                 283            9,633
Jefferson-Pilot Corp.                                      840           34,826
Lincoln National Corp.                                     999           35,594
Loews Corp.                                                999           47,243
Markel Corp./(1)/                                          115           29,440
Marsh & McLennan Companies Inc.                          3,102          158,419
MBIA Inc.                                                  800           39,000
MetLife Inc.                                             4,379          124,013
MGIC Investment Corp.                                      565           26,352
Old Republic International Corp.                           799           27,382
PMI Group Inc. (The)                                       682           18,305
Principal Financial Group Inc.                           2,050           66,113
Progressive Corp. (The)                                  1,264           92,398
Prudential Financial Inc.                                3,137          105,560

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

INSURANCE (Continued)
-------------------------------------------------------------------------------
Radian Group Inc.                                          762   $       27,927
SAFECO Corp.                                             1,015           35,809
St. Paul Companies Inc.                                  1,210           44,177
StanCorp Financial Group Inc.                              186            9,713
Torchmark Corp.                                            643           23,952
Transatlantic Holdings Inc.                                 79            5,463
Travelers Property Casualty Corp. Class B                5,864           92,475
Unitrin Inc.                                               673           18,252
UNUMProvident Corp.                                      1,432           19,203
XL Capital Ltd. Class A                                    761           63,163
-------------------------------------------------------------------------------
                                                                      1,932,203
-------------------------------------------------------------------------------

IRON / STEEL - 0.04%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                                602            3,973
Nucor Corp.                                                506           24,718
United States Steel Corp.                                  457            7,481
-------------------------------------------------------------------------------
                                                                         36,172
-------------------------------------------------------------------------------

LEISURE TIME - 0.14%
-------------------------------------------------------------------------------
Brunswick Corp.                                            929           23,244
Harley-Davidson Inc.                                     1,797           71,628
Polaris Industries Inc.                                    188           11,543
Sabre Holdings Corp.                                       864           21,298
-------------------------------------------------------------------------------
                                                                        127,713
-------------------------------------------------------------------------------

LODGING - 0.22%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                           759           30,542
Hilton Hotels Corp.                                      2,288           29,264
Marriott International Inc. Class A                      1,417           54,441
MGM Grand Inc./(1)/                                        639           21,841
Park Place Entertainment Corp./(1)/                      3,472           31,560
Starwood Hotels & Resorts Worldwide Inc.                 1,178           33,679
-------------------------------------------------------------------------------
                                                                        201,327
-------------------------------------------------------------------------------

MACHINERY - 0.35%
-------------------------------------------------------------------------------
Caterpillar Inc.                                         1,947          108,370
Cognex Corp./(1)/                                          440            9,834
Deere & Co.                                              1,323           60,461
Dover Corp.                                              1,163           34,843
Graco Inc.                                                 670           21,440
Ingersoll-Rand Co. Class A                                 964           45,616
Manitowoc Co. Inc. (The)                                   255            5,687
Rockwell Automation Inc.                                 1,248           29,752
Ultratech Inc./(1)/                                        353            6,527
-------------------------------------------------------------------------------
                                                                        322,530
-------------------------------------------------------------------------------

MANUFACTURERS - 3.00%
-------------------------------------------------------------------------------
Carlisle Companies Inc.                                    221            9,317
Cooper Industries Ltd.                                     617           25,482
Crane Co.                                                  779           17,629
Danaher Corp.                                              823           56,005
Eastman Kodak Co.                                        1,667           45,592
Eaton Corp.                                                470           36,947
General Electric Co.                                    58,592        1,680,419
Harsco Corp.                                               450           16,223
Honeywell International Inc.                             4,826          129,578
Illinois Tool Works Inc.                                 1,683          110,826
ITT Industries Inc.                                        632           41,371
Pall Corp.                                                 893           20,093
Pentair Inc.                                               641           25,037
Textron Inc.                                               830           32,387
3M Co.                                                   2,242          289,173
Tyco International Ltd.                                 11,270          213,905
-------------------------------------------------------------------------------
                                                                      2,749,984
-------------------------------------------------------------------------------

MEDIA - 3.00%
-------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                               25,128          404,310
Belo (A.H.) Corp.                                        1,400           31,304
Cablevision Systems Corp./(1)/                             832           17,272
Clear Channel Communications Inc./(1)/                   3,401          144,168
Comcast Corp. Class A/(1)/                              20,143          607,916
Dow Jones & Co. Inc.                                       522           22,462
Entercom Communications Corp./(1)/                         418           20,486
Fox Entertainment Group Inc. Class A/(1)/                1,276           36,723
Gannett Co. Inc.                                         1,419          108,993
Gemstar-TV Guide International Inc./(1)/                 2,333           11,875
Hispanic Broadcasting Corp./(1)/                           766           19,495
Knight Ridder Inc.                                         437           30,122
Lee Enterprises Inc.                                       525           19,703
Liberty Media Corp. Class A/(1)/                        19,520          225,651
LodgeNet Entertainment Corp./(1)/                          440            4,818
McClatchy Co. (The) Class A                                478           27,542
McGraw-Hill Companies Inc. (The)                         1,043           64,666
Meredith Corp.                                             606           26,664
New York Times Co. Class A                                 812           36,946
Readers Digest Association Inc. (The)                    1,018           13,723
Scripps (E.W.) Co. Class A                                 297           26,350
Tribune Co.                                              1,868           90,224
Univision Communications Inc. Class A/(1)/               1,382           42,013
Viacom Inc. Class B/(1)/                                 9,706          423,764
Walt Disney Co. (The)                                   11,822          233,485
Washington Post Company (The) Class B                       50           36,645
Westwood One Inc./(1)/                                     726           24,633
-------------------------------------------------------------------------------
                                                                      2,751,953
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
-------------------------------------------------------------------------------
Precision Castparts Corp.                                  678           21,086
-------------------------------------------------------------------------------
                                                                         21,086
-------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

METALS-DIVERSIFIED - 0.00%
-------------------------------------------------------------------------------
Maverick Tube Corp./(1)/                                    97   $        1,858
-------------------------------------------------------------------------------
                                                                          1,858
-------------------------------------------------------------------------------

MINING - 0.27%
-------------------------------------------------------------------------------
Alcoa Inc.                                               4,920          125,460
Freeport-McMoRan Copper & Gold Inc.                      1,324           32,438
Newmont Mining Corp.                                     2,206           71,607
Phelps Dodge Corp./(1)/                                    518           19,860
-------------------------------------------------------------------------------
                                                                        249,365
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.13%
-------------------------------------------------------------------------------
Herman Miller Inc.                                       1,132           22,878
Pitney Bowes Inc.                                        1,328           51,008
Xerox Corp./(1)/                                         4,463           47,263
-------------------------------------------------------------------------------
                                                                        121,149
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.23%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                         494           24,295
Anadarko Petroleum Corp.                                 1,398           62,169
Apache Corp.                                               936           60,896
Burlington Resources Inc.                                1,067           57,693
ChevronTexaco Corp.                                      5,844          421,937
Cimarex Energy Co./(1)/                                    444           10,545
ConocoPhillips                                           3,859          211,473
Devon Energy Corp.                                       1,347           71,930
Diamond Offshore Drilling Inc.                             445            9,341
ENSCO International Inc.                                 1,230           33,087
EOG Resources Inc.                                         725           30,334
Equitable Resources Inc.                                   833           33,936
Evergreen Resources Inc./(1)/                              193           10,482
EXCO Resources Inc./(1)/                                   464            8,310
Exxon Mobil Corp.                                       36,607        1,314,557
Kerr-McGee Corp.                                           603           27,014
Kinder Morgan Inc.                                         830           45,360
Marathon Oil Corp.                                       1,760           46,376
Murphy Oil Corp.                                           768           40,397
Nabors Industries Ltd./(1)/                                976           38,601
Newfield Exploration Co./(1)/                              433           16,259
Noble Corp./(1)/                                           969           33,237
Noble Energy Inc.                                          476           17,993
Occidental Petroleum Corp.                               2,321           77,870
Patina Oil & Gas Corp.                                     569           18,293
Pioneer Natural Resources Co./(1)/                         727           18,975
Pogo Producing Co.                                         513           21,931
Rowan Companies Inc./(1)/                                  782           17,517
St. Mary Land & Exploration Co.                            436           11,903
Sunoco Inc.                                                587           22,153
Transocean Inc./(1)/                                     1,701           37,371
Unocal Corp.                                             1,321           37,899
Valero Energy Corp.                                        900           32,697
XTO Energy Inc.                                          2,002           40,260
-------------------------------------------------------------------------------
                                                                      2,963,091
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.49%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                        1,932           64,857
BJ Services Co./(1)/                                       992           37,061
Cooper Cameron Corp./(1)/                                  385           19,396
Grant Prideco Inc./(1)/                                  1,087           12,772
Halliburton Co.                                          2,294           52,762
Patterson-UTI Energy Inc./(1)/                             460           14,904
Schlumberger Ltd.                                        3,408          162,119
Smith International Inc./(1)/                              919           33,764
Tidewater Inc.                                             534           15,684
Varco International Inc./(1)/                            1,708           33,477
-------------------------------------------------------------------------------
                                                                        446,796
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.17%
-------------------------------------------------------------------------------
Ball Corp.                                                 444           20,206
Bemis Co.                                                  472           22,090
Pactiv Corp./(1)/                                        1,497           29,506
Sealed Air Corp./(1)/                                      557           26,547
Smurfit-Stone Container Corp./(1)/                       1,864           24,288
Sonoco Products Co.                                      1,220           29,304
-------------------------------------------------------------------------------
                                                                        151,941
-------------------------------------------------------------------------------

PHARMACEUTICALS - 5.42%
-------------------------------------------------------------------------------
Abbott Laboratories                                      9,202          402,680
Able Laboratories Inc./(1)/                                326            6,422
Advanced Medical Optics Inc./(1)/                          702           11,969
AdvancePCS/(1)/                                            364           13,916
Alkermes Inc./(1)/                                         441            4,741
Allergan Inc.                                              763           58,827
AmerisourceBergen Corp.                                    677           46,950
Andrx Group/(1)/                                           278            5,532
Barr Laboratories Inc./(1)/                                380           24,890
Bristol-Myers Squibb Co.                                11,451          310,895
Cardinal Health Inc.                                     2,470          158,821
Celgene Corp./(1)/                                         870           26,448
CV Therapeutics Inc./(1)/                                  294            8,720
DENTSPLY International Inc.                                523           21,391
Forest Laboratories Inc./(1)/                            2,137          117,001
Gilead Sciences Inc./(1)/                                1,435           79,757
ICN Pharmaceuticals Inc.                                   824           13,810
ImClone Systems Inc./(1)/                                  338           10,688
IVAX Corp./(1)/                                          1,632           29,131
King Pharmaceuticals Inc./(1)/                           1,514           22,347
KV Pharmaceuticals Co./(1)/                                199            5,532
Ligand Pharmaceuticals Inc. Class B/(1)/                   123            1,672
Lilly (Eli) & Co.                                        6,631          457,340
Medicines Co. (The)/(1)/                                    81            1,595
Medicis Pharmaceutical Corp. Class A                       263           14,912
MedImmune Inc./(1)/                                      1,536           55,864
Merck & Co. Inc.                                        13,156          796,596
MGI Pharma Inc./(1)/                                        82            2,102
Mylan Laboratories Inc.                                  1,397           48,574
Neurocrine Biosciences Inc./(1)/                           458           22,873

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS (Continued)
-------------------------------------------------------------------------------
NPS Pharmaceuticals Inc./(1)/                              286   $        6,961
Omnicare Inc.                                              899           30,377
OSI Pharmaceuticals Inc./(1)/                              276            8,890
Pfizer Inc.                                             46,372        1,583,604
Schering-Plough Corp.                                    8,128          151,181
Sepracor Inc./(1)/                                         615           11,088
Sybron Dental Specialties Inc./(1)/                        584           13,782
Watson Pharmaceuticals Inc./(1)/                           684           27,613
Wyeth                                                    7,848          357,476
-------------------------------------------------------------------------------
                                                                      4,972,968
-------------------------------------------------------------------------------

PIPELINES - 0.07%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                      1,710            7,182
El Paso Corp.                                            2,721           21,986
Questar Corp.                                              539           18,040
Williams Companies Inc.                                  2,582           20,398
-------------------------------------------------------------------------------
                                                                         67,606
-------------------------------------------------------------------------------

REAL ESTATE - 0.14%
-------------------------------------------------------------------------------
Catellus Development Corp./(1)/                          1,558           34,276
CenterPoint Properties Corp.                               858           52,553
Developers Diversified Realty Corp.                        490           13,936
Mid Atlantic Realty Trust                                  258            5,403
St. Joe Company (The)                                      687           21,434
-------------------------------------------------------------------------------
                                                                        127,602
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.91%
-------------------------------------------------------------------------------
AMB Property Corp.                                         482           13,578
Apartment Investment & Management Co. Class A              684           23,666
Archstone-Smith Trust                                    2,142           51,408
AvalonBay Communities Inc.                                 533           22,727
Boston Properties Inc.                                     868           38,018
CBL & Associates Properties Inc.                         1,169           50,267
Crescent Real Estate Equities Co.                        2,023           33,602
Duke Realty Corp.                                        2,161           59,536
Equity Office Properties Trust                           2,262           61,097
Equity Residential                                       1,663           43,155
General Growth Properties Inc.                             491           30,658
Health Care Property Investors Inc.                        900           38,115
Host Marriott Corp./(1)/                                 3,617           33,096
iStar Financial Inc.                                     1,386           50,589
Kimco Realty Corp.                                       1,449           54,917
Liberty Property Trust                                     609           21,071
Parkway Properties Inc.                                    273           11,480
ProLogis                                                 1,044           28,501
Public Storage Inc.                                      1,161           39,323
Rouse Co. (The)                                            732           27,889
Simon Property Group Inc.                                1,406           54,876
U.S. Restaurant Properties Inc.                            691           10,849
Vornado Realty Trust                                       779           33,964
-------------------------------------------------------------------------------
                                                                        832,382
-------------------------------------------------------------------------------

RETAIL - 4.85%
-------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                       663           18,836
Amazon.com Inc./(1)/                                     1,592           58,092
America's Car-Mart Inc./(1)/                               639           11,681
AutoNation Inc./(1)/                                     2,323           36,518
AutoZone Inc./(1)/                                         540           41,024
Bed Bath & Beyond Inc./(1)/                              1,746           67,762
Best Buy Co. Inc./(1)/                                   1,940           85,205
Big Lots Inc./(1)/                                       1,243           18,695
Borders Group Inc./(1)/                                    422            7,431
Brinker International Inc./(1)/                            638           22,981
CarMax Inc./(1)/                                           620           18,693
CBRL Group Inc.                                            446           17,332
Circuit City Stores Inc.                                 1,761           15,497
Coach Inc./(1)/                                            755           37,554
CVS Corp.                                                2,209           61,918
Darden Restaurants Inc.                                  1,418           26,914
Dick's Sporting Goods Inc./(1)/                             80            2,934
Dillards Inc. Class A                                      798           10,749
Dollar General Corp.                                     2,266           41,377
Dollar Tree Stores Inc./(1)/                               912           28,938
eBay Inc./(1)/                                           1,880          195,858
Family Dollar Stores Inc.                                1,083           41,316
Federated Department Stores Inc.                         1,129           41,604
Foot Locker Inc.                                         1,571           20,816
Gap Inc. (The)                                           5,325           99,897
Home Depot Inc.                                         13,583          449,869
Hot Topic Inc./(1)/                                         87            2,341
Kenneth Cole Productions Class A/(1)/                      537           10,466
Kohls Corp./(1)/                                         2,025          104,045
Krispy Kreme Doughnuts Inc./(1)/                           377           15,525
Limited Brands Inc.                                      3,529           54,700
Lowe's Companies Inc.                                    4,655          199,932
May Department Stores Co. (The)                          1,775           39,512
McDonald's Corp.                                         7,176          158,303
Michaels Stores Inc./(1)/                                  521           19,829
Neiman-Marcus Group Inc. Class A/(1)/                      369           13,505
99 Cents Only Stores/(1)/                                  339           11,634
Nordstrom Inc.                                           1,188           23,190
Office Depot Inc./(1)/                                   2,173           31,530
Outback Steakhouse Inc.                                    707           27,573
Penney (J.C.) Co. Inc. (Holding Co.)                     1,477           24,887
PETsMART Inc./(1)/                                       1,459           24,322
Pier 1 Imports Inc.                                        539           10,996
RadioShack Corp.                                         1,024           26,941
Rite Aid Corp./(1)/                                      1,754            7,805
Ross Stores Inc.                                           680           29,063
Ruby Tuesday Inc.                                          289            7,147
Sears, Roebuck and Co.                                   1,779           59,846
Staples Inc./(1)/                                        2,483           45,563
Starbucks Corp./(1)/                                     2,132           52,277
Target Corp.                                             5,043          190,827
Tiffany & Co.                                              929           30,360
TJX Companies Inc.                                       2,974           56,030

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

RETAIL (Continued)
-------------------------------------------------------------------------------
Toys R Us Inc./(1)/                                      1,627   $       19,719
Walgreen Co.                                             5,948          179,035
Wal-Mart Stores Inc.                                    25,687        1,378,621
Wendy's International Inc.                                 849           24,596
Williams-Sonoma Inc./(1)/                                  758           22,134
Yum! Brands Inc./(1)/                                    1,769           52,292
Zale Corp./(1)/                                            235            9,400
-------------------------------------------------------------------------------
                                                                      4,443,437
-------------------------------------------------------------------------------

SEMICONDUCTORS - 2.12%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         2,723           17,454
Agere Systems Inc. Class B/(1)/                         12,558           28,883
Altera Corp./(1)/                                        1,955           32,062
Amkor Technology Inc./(1)/                               1,275           16,754
Analog Devices Inc./(1)/                                 2,019           70,302
Applied Materials Inc./(1)/                              8,858          140,488
Applied Micro Circuits Corp./(1)/                        1,962           11,870
Atmel Corp./(1)/                                         4,724           11,952
Broadcom Corp. Class A/(1)/                              1,710           42,596
Brooks Automation Inc./(1)/                                158            1,792
Conexant Systems Inc./(1)/                               2,618           10,734
Cree Inc./(1)/                                             662           10,777
Cypress Semiconductor Corp./(1)/                         1,380           16,560
GlobeSpanVirata Inc./(1)/                                1,350           11,138
Integrated Device Technology Inc./(1)/                   1,302           14,387
Intel Corp.                                             37,979          789,356
International Rectifier Corp./(1)/                         542           14,536
Intersil Corp. Class A/(1)/                                818           21,767
KLA-Tencor Corp./(1)/                                    1,024           47,606
Lam Research Corp./(1)/                                    635           11,563
Lattice Semiconductor Corp./(1)/                           998            8,214
Linear Technology Corp.                                  1,630           52,502
LSI Logic Corp./(1)/                                     2,650           18,762
Maxim Integrated Products Inc.                           1,802           61,610
Microchip Technology Inc.                                1,264           31,132
Micron Technology Inc./(1)/                              3,278           38,123
Mykrolis Corp./(1)/                                        239            2,426
National Semiconductor Corp./(1)/                        1,056           20,824
Novellus Systems Inc./(1)/                                 782           28,638
NVIDIA Corp./(1)/                                        1,025           23,585
OmniVision Technologies Inc./(1)/                          281            8,767
ON Semiconductor Corp./(1)/                              7,353           19,853
PMC-Sierra Inc./(1)/                                       457            5,361
QLogic Corp./(1)/                                          551           26,630
Rambus Inc./(1)/                                           629           10,423
Silicon Laboratories Inc./(1)/                             243            6,474
Skyworks Solutions Inc./(1)/                             1,065            7,210
Teradyne Inc./(1)/                                       1,123           19,439
Texas Instruments Inc.                                   9,431          165,986
TriQuint Semiconductor Inc./(1)/                         1,213            5,046
Varian Semiconductor Equipment
 Associates Inc./(1)/                                      201            5,982
Vitesse Semiconductor Corp./(1)/                         2,369           11,655
Xilinx Inc./(1)/                                         1,828           46,267
-------------------------------------------------------------------------------
                                                                      1,947,486
-------------------------------------------------------------------------------

SOFTWARE - 3.48%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                       1,150           36,881
Akamai Technologies Inc./(1)/                            1,781            8,513
Ariba Inc./(1)/                                          3,036            9,017
Ascential Software Corp./(1)/                              499            8,208
Autodesk Inc.                                            1,207           19,505
Automatic Data Processing Inc.                           3,475          117,664
BEA Systems Inc./(1)/                                    2,176           23,631
BMC Software Inc./(1)/                                   1,450           23,679
Cadence Design Systems Inc./(1)/                         1,721           20,755
Centillium Communications Inc./(1)/                        198            1,962
Certegy Inc./(1)/                                          587           16,289
CheckFree Corp./(1)/                                       626           17,428
ChoicePoint Inc./(1)/                                      710           24,509
Citrix Systems Inc./(1)/                                 1,267           25,796
Computer Associates International Inc.                   3,271           72,878
Compuware Corp./(1)/                                     3,155           18,204
CSG Systems International Inc./(1)/                        837           11,827
Documentum Inc./(1)/                                       544           10,700
Electronic Arts Inc./(1)/                                  842           62,300
eUniverse Inc./(1)//(2)/                                 3,155           11,421
First Data Corp.                                         4,455          184,615
Fiserv Inc./(1)/                                         1,018           36,251
IMPAC Medical Systems Inc./(1)/                            245            5,116
IMS Health Inc.                                          1,434           25,798
Intuit Inc./(1)/                                         1,184           52,724
Mercury Interactive Corp./(1)/                             536           20,695
Micromuse Inc./(1)/                                        611            4,882
Microsoft Corp.                                         63,087        1,615,658
Netegrity Inc./(1)/                                      2,375           13,870
Network Associates Inc./(1)/                               830           10,524
Novell Inc./(1)/                                         2,219            6,835
Oracle Corp./(1)/                                       30,485          366,430
Parametric Technology Corp./(1)/                         1,981            6,042
PeopleSoft Inc./(1)/                                     1,534           26,983
ProQuest Co./(1)/                                          189            4,876
RealNetworks Inc./(1)/                                   1,281            8,685
Reynolds & Reynolds Co. (The) Class A                      352           10,053
SAFLINK Corp./(1)/                                         537            3,405
SERENA Software Inc./(1)/                                  406            8,477
Siebel Systems Inc./(1)/                                 3,022           28,830
Sybase Inc./(1)/                                           803           11,170
Symantec Corp./(1)/                                        849           37,237
TIBCO Software Inc./(1)/                                 1,514            7,706
Total System Services Inc.                                 636           14,183
Vignette Corp./(1)/                                      5,453           11,342
Websense Inc./(1)/                                         316            4,949
Yahoo! Inc./(1)/                                         3,579          117,248
-------------------------------------------------------------------------------
                                                                      3,185,751
-------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.58%
-------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                         4,999   $       11,638
Advanced Fibre Communications Inc./(1)/                    922           15,001
American Tower Corp. Class A/(1)/                        1,826           16,160
Andrew Corp./(1)/                                          589            5,419
Avaya Inc./(1)/                                          2,456           15,866
CIENA Corp./(1)/                                         3,327           17,267
Comverse Technology Inc./(1)/                            1,099           16,518
Harris Corp.                                               447           13,432
JDS Uniphase Corp./(1)/                                  8,704           30,551
Lucent Technologies Inc./(1)/                           19,904           40,405
Motorola Inc.                                           12,418          117,102
QUALCOMM Inc.                                            4,600          164,450
RF Micro Devices Inc./(1)/                               1,372            8,259
Scientific-Atlanta Inc.                                    924           22,028
Sonus Networks Inc./(1)/                                 1,970            9,909
Sycamore Networks Inc./(1)/                              1,453            5,565
Tellabs Inc./(1)/                                        3,079           20,229
-------------------------------------------------------------------------------
                                                                        529,799
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.40%
-------------------------------------------------------------------------------
Allen Telecom Inc./(1)/                                    115            1,900
AT&T Wireless Services Inc./(1)/                        14,509          119,119
Avocent Corp./(1)/                                         440           13,169
Citizens Communications Co./(1)/                         2,393           30,846
Corning Inc./(1)/                                        6,588           48,685
Cox Communications Inc. Class A/(1)/                     1,908           60,865
Crown Castle International Corp./(1)/                    1,729           13,434
EchoStar Communications Corp./(1)/                       1,653           57,227
Emulex Corp./(1)/                                          707           16,098
General Motors Corp. Class H/(1)/                        6,172           79,063
InterDigital Communications Corp./(1)/                     638           14,910
Level 3 Communications Inc./(1)/                         3,331           22,118
Nextel Communications Inc. Class A/(1)/                  5,963          107,811
PanAmSat Corp./(1)/                                        568           10,468
Plantronics Inc./(1)/                                      268            5,808
Powerwave Technologies Inc./(1)/                           408            2,558
Qwest Communications International Inc./(1)/             9,458           45,209
Sprint Corp. (PCS Group)/(1)/                            5,521           31,746
Verizon Communications Inc.                             15,201          599,679
Western Wireless Corp. Class A/(1)/                        475            5,477
-------------------------------------------------------------------------------
                                                                      1,286,190
-------------------------------------------------------------------------------

TELEPHONE - 1.13%
-------------------------------------------------------------------------------
Alltel Corp.                                             1,780           85,832
AT&T Corp.                                               4,448           85,624
BellSouth Corp.                                         10,242          272,744
CenturyTel Inc.                                            921           32,097
SBC Communications Inc.                                 18,308          467,769
Sprint Corp. (FON Group)                                 4,846           69,782
Telephone & Data Systems Inc.                              381           18,936
-------------------------------------------------------------------------------
                                                                      1,032,784
-------------------------------------------------------------------------------

TEXTILES - 0.06%
-------------------------------------------------------------------------------
Cintas Corp.                                             1,046           37,070
Mohawk Industries Inc./(1)/                                400           22,212
-------------------------------------------------------------------------------
                                                                         59,282
-------------------------------------------------------------------------------

TOBACCO - 0.66%
-------------------------------------------------------------------------------
Altria Group Inc.                                       11,923          541,781
Loews Corporation - Carolina Group                         447           12,069
R.J. Reynolds Tobacco Holdings Inc.                        439           16,335
UST Inc.                                                 1,059           37,097
-------------------------------------------------------------------------------
                                                                        607,282
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.09%
-------------------------------------------------------------------------------
Action Performance Companies Inc.                          247            4,693
Hasbro Inc.                                              1,425           24,923
Marvel Enterprises Inc./(1)/                                82            1,566
Mattel Inc.                                              2,925           55,341
-------------------------------------------------------------------------------
                                                                         86,523
-------------------------------------------------------------------------------

TRANSPORTATION - 0.93%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       2,194           62,397
CH Robinson Worldwide Inc.                                 267            9,495
CNF Inc.                                                   553           14,035
CSX Corp.                                                1,256           37,793
Expeditors International Washington Inc.                   958           33,185
FedEx Corp.                                              1,807          112,088
Landstar System Inc./(1)/                                  403           25,329
Norfolk Southern Corp.                                   2,454           47,117
Union Pacific Corp.                                      1,450           84,129
United Parcel Service Inc. Class B                       6,660          424,242
-------------------------------------------------------------------------------
                                                                        849,810
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
-------------------------------------------------------------------------------
Ryder System Inc.                                          423           10,837
-------------------------------------------------------------------------------
                                                                         10,837
-------------------------------------------------------------------------------

WATER - 0.05%
-------------------------------------------------------------------------------
Middlesex Water Co.                                      1,894           46,668
-------------------------------------------------------------------------------
                                                                         46,668
-------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $72,988,330)                                                  60,938,322
-------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 18.96%

AUSTRALIA - 0.97%
-------------------------------------------------------------------------------
Broken Hill Proprietary Co. Ltd.                         5,000   $       28,972
Coles Myer Ltd. ADR                                      3,319          123,799
Commonwealth Bank of Australia                           3,113           61,693
National Australia Bank ADR                              1,210          135,823
News Corporation Ltd. ADR                                2,847           86,179
Rio Tinto PLC ADR                                        2,238          171,319
Westpac Banking Corp. Ltd. ADR                           5,289          289,203
-------------------------------------------------------------------------------
                                                                        896,988
-------------------------------------------------------------------------------

DENMARK - 0.26%
-------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                     4,247          147,243
TDC A/S ADR                                              5,834           88,385
-------------------------------------------------------------------------------
                                                                        235,628
-------------------------------------------------------------------------------

FINLAND - 0.39%
-------------------------------------------------------------------------------
Nokia OYJ ADR                                           12,141          199,477
Outokumpu OYJ                                            2,701           23,728
Rautaruukki OYJ/(1)/                                    18,644           80,287
Stora Enso OYJ Class R                                   2,198           24,559
UPM-Kymmene OYJ                                          1,010           14,741
-------------------------------------------------------------------------------
                                                                        342,792
-------------------------------------------------------------------------------

FRANCE - 1.57%
-------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                      7,505           67,170
Aventis SA ADR                                           5,421          296,529
AXA ADR                                                 13,204          206,114
BNP Paribas SA                                           1,470           74,697
France Telecom SA ADR                                    1,981           48,832
LVMH Moet Hennessy Louis Vuitton SA                      3,287          163,026
Societe Generale Class A                                   784           49,697
STMicroelectronics NV                                    1,225           25,687
Total SA                                                 3,360          254,688
Total SA                                                   384           58,031
Vivendi Universal SA/(1)/                                1,158           21,077
Vivendi Universal SA ADR/(1)/                            2,336           43,076
Zodiac SA                                                5,500          134,150
-------------------------------------------------------------------------------
                                                                      1,442,774
-------------------------------------------------------------------------------

GERMANY - 0.91%
-------------------------------------------------------------------------------
DaimlerChrysler AG                                       6,974          242,137
Deutsche Bank AG                                         1,384           89,765
Deutsche Telekom AG ADR/(1)/                             7,627          115,930
E.ON AG                                                  1,627           83,647
RWE AG                                                   2,056           62,071
SAP AG ADR                                               3,739          109,254
Siemens AG                                               2,511          123,183
-------------------------------------------------------------------------------
                                                                        825,987
-------------------------------------------------------------------------------

GREECE - 0.04%
-------------------------------------------------------------------------------
Technical Olympic SA                                    10,380           40,528
-------------------------------------------------------------------------------
                                                                         40,528
-------------------------------------------------------------------------------

HONG KONG - 0.29%
-------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                              8,500           24,852
CLP Holdings Ltd.                                        9,000           39,355
Esprit Holdings Ltd.                                    14,000           34,200
Hong Kong & China Gas Co. Ltd.                          60,000           75,787
Hong Kong Exchanges & Clearing Ltd.                     28,000           40,215
Hongkong Electric Holdings Ltd.                         10,500           41,202
Wharf Holdings Ltd.                                      5,000            9,618
-------------------------------------------------------------------------------
                                                                        265,229
-------------------------------------------------------------------------------

IRELAND - 0.22%
-------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                               6,731          201,324
-------------------------------------------------------------------------------
                                                                        201,324
-------------------------------------------------------------------------------

ITALY - 0.72%
-------------------------------------------------------------------------------
Benetton Group SpA ADR                                   7,416          155,736
ENI-Ente Nazionale Idrocarburi SpA ADR                   2,344          178,238
Fiat SpA/(1)/                                            3,053           22,227
Fiat SpA ADR/(1)/                                        6,859           49,248
San Paolo-IMI SpA ADR                                    9,236          173,822
Snam Rete Gas SpA                                       14,808           58,156
Telecom Italia Mobile SpA                                2,000            9,853
Tiscali SpA/(1)/                                         3,307           16,899
-------------------------------------------------------------------------------
                                                                        664,179
-------------------------------------------------------------------------------

JAPAN - 4.42%
-------------------------------------------------------------------------------
Canon Inc. ADR                                           3,646          166,440
Dainippon Screen Manufacturing Co. Ltd./(1)/            18,000           88,145
Dowa Mining Co. Ltd.                                    13,000           49,910
East Japan Railway Co.                                      24          106,733
Fuji Photo Film Co. Ltd. ADR                             4,261          122,759
Hitachi Ltd. ADR                                         2,273           96,148
Honda Motor Co. Ltd.                                       200            7,579
Honda Motor Company Ltd. ADR                             5,344          101,803
Ito-Yokado Co. Ltd. ADR/(2)/                             3,268           78,040
Japan Airlines System Corp. ADR                          9,187           97,903
JFE Holdings Inc.                                        3,800           56,964
Kamigumi Co. Ltd.                                       31,000          155,161
Kawasaki Kisen Kaisha Ltd.                              41,000           99,021
Kirin Brewery Co. Ltd. ADR                              29,957          208,501
Kubota Corp. ADR                                        10,921          147,980
Kyocera Corp. ADR                                        1,102           62,814
Makita Corp.                                             8,000           64,959
Makita Corp. ADR                                         5,370           42,423
Matsushita Electric Industrial
  Co. Ltd. ADR                                          11,218          112,741
Millea Holdings Inc. ADR                                 5,756          221,261

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                                SHARES            VALUE
-------------------------------------------------------------------------------

JAPAN (Continued)
-------------------------------------------------------------------------------
Mitsubishi Corp. ADR                                     8,746   $      119,383
Mitsui & Co. ADR                                         1,350          132,975
Murata Manufacturing Co. Ltd.                            1,100           43,240
NEC Corp. ADR                                           17,475           88,074
Nintendo Co. Ltd.                                          700           50,893
Nippon Telegraph & Telephone Corp. ADR                   5,642          111,712
Nippon Unipac Holding                                       16           62,494
Nissan Motor Co. Ltd. ADR                                5,064           95,456
Nomura Holdings Inc.                                     8,000          101,537
NTT DoCoMo Inc.                                             45           97,439
Oji Paper Co. Ltd.                                      14,000           61,212
Osaka Gas Co. Ltd.                                      26,000           64,310
Pioneer Corp. ADR                                        4,582          104,332
Ricoh Corp. Ltd. ADR                                     1,233          103,264
Rohm Co. Ltd.                                              400           43,606
Seven-Eleven Japan Co. Ltd.                              2,000           49,802
Sony Corp. ADR                                           2,767           77,476
Sumitomo Metal Mining Co. Ltd.                          11,000           42,140
Sumitomo Mitsui Financial Group Inc.                        32           69,823
Takeda Chemical Industries Ltd.                          2,700           99,613
Tokyo Electric Power Co. Inc. (The)                      4,900           93,654
Tokyo Electron Ltd.                                      1,000           47,387
Toyota Motor Corp.                                       7,400          191,664
Trend Micro Inc./(1)/                                    2,000           31,064
-------------------------------------------------------------------------------
                                                                      4,069,835
-------------------------------------------------------------------------------

LUXEMBOURG - 0.03%
-------------------------------------------------------------------------------
Arcelor                                                  2,038           23,731
-------------------------------------------------------------------------------
                                                                         23,731
-------------------------------------------------------------------------------

NETHERLANDS - 1.41%
-------------------------------------------------------------------------------
Abn Amro Holding NV ADR                                 14,235          271,746
Aegon NV ADR                                             7,301           73,302
Akzo Nobel NV ADR                                        4,026          107,293
ING Groep NV ADR                                         5,560           97,467
Koninklijke Ahold NV ADR                                10,311           86,303
Koninklijke KPN NV/(1)/                                  3,744           26,527
Koninklijke Philips Electronics NV NY Shares             6,872          131,324
Reed Elsevier NV ADR                                     7,170          170,288
Royal Dutch Petroleum Co.                                6,000          278,498
Unilever NV CVA                                            835           44,799
-------------------------------------------------------------------------------
                                                                      1,287,547
-------------------------------------------------------------------------------

NEW ZEALAND - 0.04%
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR                    1,672           40,730
-------------------------------------------------------------------------------
                                                                         40,730
-------------------------------------------------------------------------------

PANAMA - 0.13%
-------------------------------------------------------------------------------
Carnival Corp.                                           3,580          116,386
-------------------------------------------------------------------------------
                                                                        116,386
-------------------------------------------------------------------------------

PORTUGAL - 0.04%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA ADR                         4,146           36,899
-------------------------------------------------------------------------------
                                                                         36,899
-------------------------------------------------------------------------------

SINGAPORE - 0.15%
-------------------------------------------------------------------------------
Chartered Semiconductor
 Manufacturing Ltd. ADR/(1)/                             1,708            8,796
Neptune Orient Lines Ltd./(1)/                          60,000           50,426
Singapore Exchange Ltd.                                103,000           80,131
-------------------------------------------------------------------------------
                                                                        139,353
-------------------------------------------------------------------------------

SPAIN - 0.87%
-------------------------------------------------------------------------------
Acerinox SA                                                859           32,828
Banco Bilbao Vizcaya Argentaria SA ADR                  13,380          140,356
Banco Santander Central Hispano SA ADR                  33,904          299,033
Repsol YPF SA ADR                                        8,103          131,026
Telefonica SA ADR                                        5,565          192,382
-------------------------------------------------------------------------------
                                                                        795,625
-------------------------------------------------------------------------------

SWEDEN - 0.26%
-------------------------------------------------------------------------------
Hoganas AB Class B                                       2,667           54,307
Holmen AB Class B                                          635           17,333
Sapa AB                                                  2,950           59,332
SSAB Svenskt Stal AB Series A                            1,492           19,943
SSAB Svenskt Stal AB Series B                            2,281           29,065
Svenska Cellulosa AB Class B                               835           28,529
Telefonaktiebolaget LM Ericsson AB ADR/(1)/              3,558           37,822
-------------------------------------------------------------------------------
                                                                        246,331
-------------------------------------------------------------------------------

SWITZERLAND - 1.36%
-------------------------------------------------------------------------------
Adecco SA ADR                                            9,417           98,408
Centerpulse ADR                                          3,453           93,231
Credit Suisse Group                                      4,245          111,723
Logitech International SA - Registered/(1)/                655           24,565
Nestle SA                                                  990          204,278
Novartis AG                                              7,000          276,992
Roche Holding AG - Genusschein                           1,745          136,877
Societe Generale de Surveillance Holding SA                110           42,959
Swiss Re                                                 1,466           81,225
UBS AG - Registered                                      3,065          170,498
-------------------------------------------------------------------------------
                                                                      1,240,756
-------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

                                                     SHARES OR
SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

UNITED KINGDOM - 4.88%
-------------------------------------------------------------------------------
AstraZeneca PLC ADR                                      6,936   $      282,781
Barclays PLC ADR/(3)/                                    9,636          288,309
BHP Billiton PLC                                         6,247           32,884
BP PLC                                                  20,824          144,409
BP PLC ADR                                               7,460          313,469
British American Tobacco PLC                             5,886           66,775
British Sky Broadcasting PLC ADR/(1)/                    2,584          116,538
British Telecom PLC ADR                                  4,687          157,764
Cadbury Schweppes PLC ADR                                9,338          225,793
Centrica PLC                                            31,278           90,711
Diageo PLC ADR                                           7,483          327,456
GlaxoSmithKline PLC ADR                                  9,795          397,089
Hanson PLC ADR                                           7,970          225,232
HBOS PLC                                                 8,301          107,460
Hong Kong & Shanghai Banking ADR                         2,415          142,751
HSBC Holdings PLC                                       17,008          200,951
Lloyds TSB Group PLC                                    14,504          102,975
National Grid Transco PLC                               14,421           97,805
Reuters Group PLC                                        2,646            7,674
Reuters Group PLC ADR                                    2,299           40,416
Royal Bank of Scotland Group PLC                         5,435          152,466
Scottish & Southern Energy PLC                           9,113           93,836
Scottish Power PLC                                      13,631           81,875
Shell Transport & Trading Co. PLC                       28,864          190,520
Tesco PLC                                               22,629           81,871
Unilever PLC                                             8,667           69,006
Vodafone Group PLC                                      24,234           47,388
Vodafone Group PLC ADR                                  18,793          369,282
-------------------------------------------------------------------------------
                                                                      4,455,486
-------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $23,997,482)                                                  17,368,108
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $96,985,812)                                                  78,306,430
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 13.21%
-------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.38%, 02/15/31                               $      380,000          427,901
  6.13%, 11/15/27                                    1,165,000        1,418,115
  6.25%, 08/15/23                                      630,000          771,701
  7.50%, 11/15/16                                      910,000        1,235,289
  8.00%, 11/15/21                                    2,810,000        4,070,878
  8.13%, 08/15/19                                      695,000        1,005,171
  8.13%, 05/15/21                                    1,200,000        1,752,422
  8.13%, 08/15/21                                      360,000          526,416
U.S. Treasury Notes
  3.88%, 02/15/13                                      880,000          905,540
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $11,719,789)                                                  12,113,433
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.86%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(4)/                           6,538,307        6,538,307
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(4)/                           1,290,563        1,290,563
BlackRock Temp Cash Money Market Fund/(4)/              65,082           65,082
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(4)/                    338,411          338,411
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional Shares/(4)/           143,396          143,396
Abbey National Treasury Services PLC,
 Time Deposit
  1.38%, 07/01/03/(4)/                                  86,038           86,038
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                                  71,687           71,687
  1.17%, 08/15/03/(4)/                                 107,553          107,553
Canadian Imperial Bank of Commerce,
  Floating Rate Note
  1.07%, 10/30/03/(4)/                                  57,358           57,358
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04/(4)/                                  63,091           63,091
  1.31%, 05/24/04/(4)/                                 143,382          143,382
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04/(4)/                                 143,374          143,374
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04/(4)/                                  71,698           71,698
HBOS Treasury Services PLC, Floating
  Rate Note
  1.27%, 06/24/04/(4)/                                 143,396          143,396
Holmes Financing PLC, Floating Rate Bond
  1.14%, 04/15/04/(4)/                                  28,679           28,679
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04/(4)/                                  71,694           71,694
  1.22%, 04/13/04/(4)/                                  71,694           71,694
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04/(4)/                                  71,684           71,684
  1.08%, 03/29/04/(4)/                                  71,698           71,698
  1.29%, 05/04/04/(4)/                                  71,694           71,694
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03/(4)/                                 143,389          143,389

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                             PRINCIPAL            VALUE
-------------------------------------------------------------------------------

White Pine Finance LLC, Floating Rate Note
  1.07%, 04/20/04/(4)/                          $       71,698   $       71,698
  1.14%, 05/17/04/(4)/                                  86,038           86,038
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $9,951,604)                                                    9,951,604
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.11%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement,
 dated 06/30/03, due 07/01/03, with an
 effective yield of 1.30%./(4)/                         71,698           71,698
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03,
 due 07/01/03, with an effective yield
 of 1.38%./(4)/                                         28,679           28,679
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $100,377)                                                        100,377
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 109.61%
(Cost $118,757,582)                                                 100,471,844
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (9.61%)                             (8,810,251)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                             $   91,661,593
===============================================================================

/(1)/   Non-income earning securities.

/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

/(3)/   Issuer is an affiliate of the Master Portfolio's investment advisor. See
        Note 2.

/(4)/ All or a portion of this security represents investments of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (Unaudited)

                           LIFEPATH RETIREMENT     LIFEPATH 2010     LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                              MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost        $        63,087,040  $    171,874,860  $    418,986,698  $    141,991,560  $    118,757,582
                           -------------------  ----------------  ----------------  ----------------  ----------------
Foreign currency, at cost  $             4,453  $         19,867  $         43,745  $             --  $          6,176
                           -------------------  ----------------  ----------------  ----------------  ----------------
Investments in
 securities, at value
 (including securities
 on loan/(1)/) (Note 1)    $        64,028,915  $    172,237,068  $    385,622,658  $    145,904,212  $    100,471,844
Foreign currency, at
 value                                   4,466            19,682            43,366                --             9,230
Receivables:
  Investment securities
   sold                                299,672            12,457           697,543         5,319,702         1,357,112
  Dividends and interest               365,393           890,531         1,402,693           517,083           301,716
                           -------------------  ----------------  ----------------  ----------------  ----------------
Total Assets                        64,698,446       173,159,738       387,766,260       151,740,997       102,139,902
                           -------------------  ----------------  ----------------  ----------------  ----------------
LIABILITIES
Payables:
  Investment securities
   purchased                           710,362           955,526         3,141,453         6,338,964         2,837,722
  Collateral for
   securities loaned
   (Note 4)                         12,152,485        27,502,094        70,908,992        12,069,222         7,598,238
  Due to bank                               23               197               265               139                95
  Advisory fees (Note 2)                24,995            71,664           150,600            66,386            42,254
Foreign currency, at
 value (Cost: $18,772)                      --                --                --            18,901                --
                           -------------------  ----------------  ----------------  ----------------  ----------------
Total Liabilities                   12,887,865        28,529,481        74,201,310        18,493,612        10,478,309
                           -------------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS                 $        51,810,581  $    144,630,257  $    313,564,950  $    133,247,385  $     91,661,593
                           ===================  ================  ================  ================  ================

----------
/(1)/ Securities on loan with market values of $11,890,633, $26,838,467, $69,071,794, $11,692,104 and $7,372,769, respectively. See Note 4.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)

                           LIFEPATH RETIREMENT     LIFEPATH 2010     LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                              MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/(1)/           $           176,746  $        725,487  $      2,067,885  $        919,330  $        680,193
  Interest                             459,457         1,003,144         1,458,534           385,926           205,726
  Securities lending
   income                                4,494            11,894            23,393            20,190             5,638
                           -------------------  ----------------  ----------------  ----------------  ----------------
Total investment income                640,697         1,740,525         3,549,812         1,325,446           891,557
                           -------------------  ----------------  ----------------  ----------------  ----------------
EXPENSES (Note 2)
  Advisory fees                         74,805           217,593           484,656           191,516           130,911
                           -------------------  ----------------  ----------------  ----------------  ----------------
Total expenses                          74,805           217,593           484,656           191,516           130,911
                           -------------------  ----------------  ----------------  ----------------  ----------------
Net investment income                  565,892         1,522,932         3,065,156         1,133,930           760,646
                           -------------------  ----------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Net realized loss on
   sale of investments                (318,819)       (2,256,115)       (9,094,781)       (3,062,518)       (9,488,810)
  Net realized gain
   (loss) on foreign
   currency transactions                 2,545            14,623            (4,576)            8,945             2,623
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments                       2,336,168         9,675,582        30,224,849        12,994,501        16,911,936
  Net change in
   unrealized
   appreciation
   (depreciation) on
   translation of assets
   and liabilities in
   foreign currencies                     (948)           (1,021)           (1,749)             (986)            2,654
                           -------------------  ----------------  ----------------  ----------------  ----------------
Net gain on investments              2,018,946         7,433,069        21,123,743         9,939,942         7,428,403
                           -------------------  ----------------  ----------------  ----------------  ----------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                $         2,584,838  $      8,956,001  $     24,188,899  $     11,073,872  $      8,189,049
                           ===================  ================  ================  ================  ================

----------
/(1)/   Net of foreign withholding tax of $12,529, $50,317, $136,861, $59,400 and $46,540, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                   LIFEPATH RETIREMENT MASTER PORTFOLIO
                             ----------------------------------------------------------
                               FOR THE SIX
                              MONTHS ENDED                  FOR THE             FOR THE
                             JUNE 30, 2003             PERIOD ENDED          YEAR ENDED
                               (Unaudited)   DECEMBER 31, 2002/(1)/   FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
OPERATIONS:
  Net investment income      $     565,892   $            1,063,583   $       2,309,590
  Net realized gain
   (loss)                         (316,274)                 (47,763)          1,795,486
  Net change in
   unrealized
   appreciation
   (depreciation)                2,335,220               (1,664,379)         (2,311,088)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from operations                 2,584,838                 (648,559)          1,793,988
                             -------------   ----------------------   -----------------
INTERESTHOLDER
 TRANSACTIONS:
  Contributions                 18,967,669               21,078,592          30,951,244
  Withdrawals                  (10,205,855)             (22,734,457)        (95,547,521)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from interestholder
 transactions                    8,761,814               (1,655,865)        (64,596,277)
                             -------------   ----------------------   -----------------
Increase (decrease) in
 net assets                     11,346,652               (2,304,424)        (62,802,289)

NET ASSETS:
Beginning of period             40,463,929               42,768,353         105,570,642
                             -------------   ----------------------   -----------------
End of period                $  51,810,581   $           40,463,929   $      42,768,353
                             =============   ======================   =================

                                                         LIFEPATH 2010 MASTER PORTFOLIO
                             ----------------------------------------------------------
                               FOR THE SIX
                              MONTHS ENDED                  FOR THE             FOR THE
                             JUNE 30, 2003             PERIOD ENDED          YEAR ENDED
                               (Unaudited)   DECEMBER 31, 2002/(1)/   FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
OPERATIONS:
  Net investment income      $   1,522,932   $            2,573,253   $       5,471,867
  Net realized gain
   (loss)                       (2,241,492)              (4,435,915)         11,414,844
  Net change in
   unrealized
   appreciation
   (depreciation)                9,674,561               (7,050,480)        (16,181,695)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from operations                 8,956,001               (8,913,142)            705,016
                             -------------   ----------------------   -----------------
INTERESTHOLDER
 TRANSACTIONS:
  Contributions                 34,243,529               53,577,613          84,755,676
  Withdrawals                  (19,887,654)             (48,559,069)       (236,515,911)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from interestholder
 transactions                   14,355,875                5,018,544        (151,760,235)
                             -------------   ----------------------   -----------------
Increase (decrease) in
 net assets                     23,311,876               (3,894,598)       (151,055,219)
NET ASSETS:
Beginning of period            121,318,381              125,212,979        276,268,198
                             -------------   ----------------------   -----------------
End of period                $ 144,630,257   $          121,318,381   $     125,212,979
                             ============    ======================   =================

                                                         LIFEPATH 2020 MASTER PORTFOLIO
                             ----------------------------------------------------------
                              FOR THE SIX
                              MONTHS ENDED                  FOR THE             FOR THE
                             JUNE 30, 2003             PERIOD ENDED          YEAR ENDED
                               (Unaudited)   DECEMBER 31, 2002/(1)/   FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
OPERATIONS:
  Net investment income      $   3,065,156   $            5,376,753   $       9,797,068
  Net realized gain
   (loss)                       (9,099,357)             (29,021,362)         55,898,904
  Net change in
   unrealized
   appreciation
   (depreciation)               30,223,100              (10,052,572)        (82,078,470)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from operations                24,188,899              (33,697,181)        (16,382,498)
                             -------------   ----------------------   -----------------
INTERESTHOLDER
 TRANSACTIONS:
  Contributions                 50,432,926               75,967,508         271,054,874
  Withdrawals                  (31,086,297)            (116,588,501)       (390,877,654)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from interestholder
 transactions                   19,346,629              (40,620,993)       (119,822,780)
                             -------------   ----------------------   -----------------
Increase (decrease) in
 net assets                     43,535,528              (74,318,174)       (136,205,278)

NET ASSETS:
Beginning of period            270,029,422              344,347,596         480,552,874
                             -------------   ----------------------   -----------------
End of period                $ 313,564,950   $          270,029,422   $     344,347,596
                             =============   ======================   =================

                                                         LIFEPATH 2030 MASTER PORTFOLIO
                             ----------------------------------------------------------
                               FOR THE SIX
                              MONTHS ENDED                  FOR THE             FOR THE
                             JUNE 30, 2003             PERIOD ENDED          YEAR ENDED
                               (Unaudited)   DECEMBER 31, 2002/(1)/   FEBRUARY 28, 2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
OPERATIONS:
  Net investment income      $   1,133,930   $            1,678,094   $       3,067,702
  Net realized gain
   (loss)                       (3,053,573)              (5,796,135)         20,799,655
  Net change in
   unrealized
   appreciation
   (depreciation)               12,993,515              (11,856,843)        (34,991,407)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from operations                11,073,872              (15,974,884)        (11,124,050)
                             -------------   ----------------------   -----------------
INTERESTHOLDER
 TRANSACTIONS:
  Contributions                 37,485,651               35,206,565          89,451,581
  Withdrawals                  (17,541,396)             (36,875,703)       (240,386,251)
                             -------------   ----------------------   -----------------
Net increase (decrease)
 in net assets resulting
 from interestholder
 transactions                   19,944,255               (1,669,138)       (150,934,670)
                             -------------   ----------------------   -----------------
Increase (decrease) in
 net assets                     31,018,127              (17,644,022)       (162,058,720)
NET ASSETS:
Beginning of period            102,229,258              119,873,280         281,932,000
                             -------------   ----------------------   -----------------
End of period                $ 133,247,385   $          102,229,258   $     119,873,280
                             =============   ======================   =================

----------
/(1)/ For the ten months ended December 31, 2002. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                 LIFEPATH 2040 MASTER PORTFOLIO
                                     ----------------------------------------------------------
                                       FOR THE SIX
                                      MONTHS ENDED                  FOR THE             FOR THE
                                     JUNE 30, 2003             PERIOD ENDED          YEAR ENDED
                                       (Unaudited)   DECEMBER 31, 2002/(1)/   FEBRUARY 28, 2002
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income              $     760,646   $            1,112,958   $       2,317,577
  Net realized gain (loss)              (9,486,187)             (11,398,816)         65,072,130
  Net change in unrealized
   appreciation (depreciation)          16,914,590               (4,941,229)        (85,921,644)
                                     -------------   ----------------------   -----------------
Net increase (decrease) in net
 assets resulting from operations        8,189,049              (15,227,087)        (18,531,937)
                                     -------------   ----------------------   -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                         27,413,903               30,043,947          47,790,242
  Withdrawals                          (18,179,056)             (35,865,224)       (384,441,174)
                                     -------------   ----------------------   -----------------
Net increase (decrease) in net
 assets resulting from
 interestholder transactions             9,234,847               (5,821,277)       (336,650,932)
                                     -------------   ----------------------   -----------------
Increase (decrease) in net assets       17,423,896              (21,048,364)       (355,182,869)

NET ASSETS:
Beginning of period                     74,237,697               95,286,061         450,468,930
                                     -------------   ----------------------   -----------------
End of period                        $  91,661,593   $           74,237,697   $      95,286,061
                                     =============   ======================   =================

----------
/(1)/ For the ten months ended December 31, 2002. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

     FEDERAL INCOME TAXES

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolios did not enter into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolios at June 30, 2003 represent collateral from securities on loan.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned securities lending agent fees as follows:

       ----------------------------------------------------------------------
                                                           SECURITIES LENDING
       MASTER PORTFOLIO                                            AGENT FEES
       ----------------------------------------------------------------------
       LifePath Retirement Master Portfolio                      $      2,073
       LifePath 2010 Master Portfolio                                   7,605
       LifePath 2020 Master Portfolio                                  17,746
       LifePath 2030 Master Portfolio                                   4,732
       LifePath 2040 Master Portfolio                                   2,745
       ----------------------------------------------------------------------

     SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolios. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

     MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

     As a result of using an index approach to investing, the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $36,861, $189,693, $869,326, $408,588, and $288,309, respectively, as of June 30, 2003.
Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

     Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the six months ended June 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first quarter of 2003 were in compliance with the requirements and restrictions set forth by Rule 17a-7, and has not yet reviewed those transactions executed during the second quarter of 2003.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the six months ended June 30, 2003, were as follows:

                                        U.S. GOVERNMENT OBLIGATIONS            OTHER SECURITIES
                                       -----------------------------   -----------------------------
MASTER PORTFOLIO                           PURCHASES           SALES       PURCHASES           SALES
----------------------------------------------------------------------------------------------------
LifePath Retirement Master Portfolio   $  16,579,041   $   7,868,567   $    4,142,510  $    3,803,626
LifePath 2010 Master Portfolio            34,982,285      15,101,927        9,707,937      13,220,679
LifePath 2020 Master Portfolio            54,342,211      24,076,693       20,512,862      29,959,625
LifePath 2030 Master Portfolio            34,286,546      21,553,772       22,113,424      14,547,122
LifePath 2040 Master Portfolio            12,660,179       5,514,833       17,422,476      14,816,771

     At June 30, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                      NET UNREALIZED
                                                 TAX      UNREALIZED      UNREALIZED    APPRECIATION
MASTER PORTFOLIO                                COST    APPRECIATION    DEPRECIATION  (DEPRECIATION)
----------------------------------------------------------------------------------------------------
LifePath Retirement Master Portfolio   $  63,610,372   $   2,315,593   $  (1,897,050)  $     418,543
LifePath 2010 Master Portfolio           174,279,468       6,790,765      (8,833,165)     (2,042,400)
LifePath 2020 Master Portfolio           429,600,470       5,990,398     (49,968,210)    (43,977,812)
LifePath 2030 Master Portfolio           144,302,035      12,986,818     (11,384,641)      1,602,177
LifePath 2040 Master Portfolio           121,922,318       2,580,705     (24,031,179)    (21,450,474)

     The Master Portfolios' "tax cost" does not reflect any book/tax adjustments for the period ended June 30, 2003.

4.   PORTFOLIO SECURITIES LOANED

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2003, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for each of the Master Portfolios were as follows:

                                            SIX
                                   MONTHS ENDED        PERIOD ENDED           YEAR ENDED
                                  JUNE 30, 2003        DECEMBER 31,         FEBRUARY 28,
                                    (Unaudited)           2002/(1)/                 2002
----------------------------------------------------------------------------------------
LIFEPATH RETIREMENT
 MASTER PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/                 0.35%               0.35%                0.46%
  Ratio of net investment
   income to average net
   assets/(2)/                             2.65%               2.98%                3.73%/(4)/
  Portfolio turnover rate                    28%                 56%                 116%/(5)/
  Total return                             6.21%/(3)/         (1.36)%/(3)/          2.68%
LIFEPATH 2010 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/                 0.35%               0.35%                0.46%
  Ratio of net investment
   income to average net
   assets/(2)/                             2.45%               2.49%                3.11%/(4)/
  Portfolio turnover rate                    23%                 72%                  86%/(5)/
  Total return                             7.27%/(3)/         (6.43)%/(3)/         (0.70)%
LIFEPATH 2020 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/                 0.35%               0.35%                0.44%
  Ratio of net investment
   income to average net
   assets/(2)/                             2.21%               2.14%                2.23%/(4)/
  Portfolio turnover rate                    20%                 67%                  86%/(5)/
  Total return                             8.97%/(3)/        (10.18)%/(3)/         (4.99)%
LIFEPATH 2030 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/                 0.35%               0.35%                0.46%
  Ratio of net investment
   income to average net
   assets/(2)/                             2.07%               1.81%                1.74%/(4)/
  Portfolio turnover rate                    33%                 68%                  53%/(5)/
  Total return                            10.43%/(3)/        (13.05)%/(3)/         (7.82)%
LIFEPATH 2040 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/                 0.35%               0.35%                0.49%
  Ratio of net investment
   income to average net
   assets/(2)/                             2.03%               1.57%                1.13%/(4)/
  Portfolio turnover rate                    27%                 62%                  15%/(5)/
  Total return                            11.59%/(3)/        (15.63)%/(3)/        (10.48)%

                               YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                             FEBRUARY 28,     FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                     2001             2000            1999            1998
------------------------------------------------------------------------------------------
LIFEPATH RETIREMENT
 MASTER PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/           0.55%            0.55%           0.55%           0.55%
  Ratio of net investment
   income to average net
   assets/(2)/                       4.40%            4.03%           3.95%           4.46%
  Portfolio turnover rate              58%              55%             66%             39%
  Total return                       6.56%            5.22%           7.10%          12.72%
LIFEPATH 2010 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/           0.55%            0.55%           0.55%           0.55%
  Ratio of net investment
   income to average net
   assets/(2)/                       3.49%            3.20%           3.12%           3.49%
  Portfolio turnover rate              54%              49%             38%             46%
  Total return                       2.13%            8.32%          10.59%          19.13%
LIFEPATH 2020 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/           0.55%            0.55%           0.55%           0.55%
  Ratio of net investment
   income to average net
   assets/(2)/                       2.38%            2.27%           2.30%           2.69%
  Portfolio turnover rate              39%              43%             36%             41%
  Total return                      (3.14)%          11.24%          12.82%          24.65%
LIFEPATH 2030 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/           0.55%            0.55%           0.55%           0.55%
  Ratio of net investment
   income to average net
   assets/(2)/                       1.72%            1.72%           1.74%           2.13%
  Portfolio turnover rate              27%              26%             19%             27%
  Total return                      (5.59)%          13.44%          13.95%          28.62%
LIFEPATH 2040 MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(2)/           0.55%            0.55%           0.55%           0.55%
  Ratio of net investment
   income to average net
   assets/(2)/                       0.90%            0.99%           1.11%           1.45%
  Portfolio turnover rate              20%              29%             19%             34%
  Total return                     (10.41)%          16.41%          15.75%          31.35%

----------
/(1)/ For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
/(2)/   Annualized for periods of less than one year.
/(3)/   Not annualized.
/(4)/ Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(5)/ Portfolio turnover rates excluding in-kind transactions for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were 52%, 48%, 35%, 25%, and 15%, respectively.

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                 FACE AMOUNT                 VALUE
--------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 13.18%
--------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  1.05%,  07/28/03                   $    50,000,000   $        50,000,000
  1.24%,  05/17/04                        20,000,000            19,997,981
  1.25%,  07/15/03                        50,000,000            50,000,000
Chase Manhattan Bank USA
  1.27%,  07/23/03                        25,000,000            25,000,000
Citibank NA
  1.03%,  09/29/03                        25,000,000            25,000,000
  1.22%,  09/04/03                        25,000,000            25,000,000
  1.26%,  07/23/03                        75,000,000            75,000,000
Deutsche Bank AG
  1.30%,  07/08/03                        25,000,000            25,000,000
Societe Generale NA Inc.
  1.25%,  07/15/03                        25,000,000            25,000,000
Svenska Handelsbanken Inc.
  1.26%,  04/07/04                        50,000,000            49,996,146
  1.27%,  03/19/04                        25,000,000            24,997,306
  1.29%,  07/17/03                        50,000,000            50,000,000
Toronto-Dominion Bank
  1.25%,  03/17/04                        25,000,000            24,997,326
  1.51%,  11/12/03                        30,000,000            30,001,651
UBS AG
  1.24%,  03/17/04                        50,000,000            49,994,651
US Bank NA
  1.30%,  07/09/03                        25,000,000            25,000,000
--------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $574,985,061)                                           574,985,061
--------------------------------------------------------------------------

COMMERCIAL PAPER - 38.61%
--------------------------------------------------------------------------
Amstel Funding Corp.
  1.04%,  09/23/03                        50,000,000            49,878,667
  1.25%,  08/12/03                        15,000,000            14,978,125
  1.32%,  07/21/03                        20,000,000            19,985,333
  1.34%,  07/08/03                        15,000,000            14,996,091
Bank of America Corp.
  1.23%,  07/10/03                        25,000,000            24,992,313
Banque Generale du Luxembourg
  1.27%,  07/09/03                         9,067,000             9,064,441
  1.30%,  07/14/03                        23,000,000            22,989,203
  1.32%,  07/09/03                        10,000,000             9,997,078
Beta Finance Inc.
  1.30%,  07/15/03                        14,000,000            13,992,923
Dorada Finance Inc.
  1.30%,  07/17/03                        15,000,000            14,991,334
Edison Asset Securitization Corp.
  1.24%,  08/07/03                        25,000,000            24,968,139
Eureka Securitization Inc.
  1.23%,  08/05/03                        40,000,000            39,952,167
Falcon Asset Securitization Corp.
  1.05%,  07/23/03                        25,000,000            24,983,958
  1.25%,  08/08/03                        19,508,000            19,482,260
Florens Container Inc.
  1.27%,  07/22/03                        35,000,000            34,974,071
GE Financial Assurance Holdings
  1.00%,  08/01/03                        25,000,000            24,978,472
Greenwich Funding Corp.
  1.25%,  07/10/03                        15,000,000            14,995,312
Intrepid Funding Corp.
  1.24%,  07/15/03                        20,029,000            20,019,342
Jupiter Securities Corp.
  1.26%,  07/14/03                        25,000,000            24,988,625
K2 USA LLC
  1.00%,  08/08/03                        10,000,000             9,989,444
  1.25%,  07/09/03                        15,000,000            14,995,833
  1.33%,  07/03/03                        15,000,000            14,998,892
Kitty Hawk Funding Corp.
  1.00%,  07/21/03                        65,397,000            65,360,668
  1.04%,  09/12/03                        37,113,000            37,034,733
  1.06%,  08/15/03                        25,000,000            24,966,875
Liberty Street Funding Corp.
  1.07%,  07/17/03                        24,000,000            23,988,587
Loch Ness LLC
  1.19%,  07/10/03                        16,331,000            16,326,141
  1.20%,  07/10/03                        41,823,000            41,810,453
  1.27%,  07/15/03                        34,669,000            34,651,878
Moat Funding LLC
  1.04%,  09/26/03                        22,995,000            22,937,206
  1.15%,  07/02/03                        50,000,000            49,998,403
  1.24%,  07/16/03                        25,000,000            24,987,083
  1.24%,  08/19/03                        25,000,000            24,957,805
  1.26%,  07/18/03                        50,000,000            49,970,250
Park Avenue Receivables Corp.
  1.20%,  07/09/03                        15,058,000            15,053,984
  1.25%,  07/08/03                        51,063,000            51,050,589
Quincy Capital Corp.
  1.01%,  07/24/03                        25,000,000            24,983,868
  1.02%,  07/21/03                        61,201,000            61,166,319
Scaldis Capital LLC
  1.26%,  07/15/03                        20,000,000            19,990,200
  1.26%,  10/17/03                        17,762,000            17,694,860
  1.28%,  07/29/03/(1)/                   30,190,000            30,160,062
Sigma Finance Inc.
  1.05%,  09/03/03                        25,000,000            24,953,333
  1.23%,  09/05/03                        25,000,000            24,943,625
  1.27%,  08/26/03                        50,000,000            49,901,222
Societe Generale NA Inc.
  1.25%,  07/17/03                        25,000,000            24,986,056
Special Purpose Accounts Receivable
 Corp.
  1.02%,  09/12/03                        29,550,000            29,488,881
  1.18%,  07/08/03                        50,000,000            49,988,576
  1.20%,  07/08/03                        19,500,000            19,495,450
Svenska Handelsbanken Inc.
  1.00%,  07/07/03                        34,900,000            34,894,183
Thames Asset Global Securitization
 Inc.
  1.00%,  07/15/03                        12,293,000            12,288,219
  1.02%,  08/14/03                        22,278,000            22,250,227
  1.05%,  09/12/03                        17,646,000            17,608,429
  1.18%,  07/10/03                        16,777,000            16,772,051
  1.19%,  07/10/03                        16,777,000            16,772,009
  1.20%,  07/10/03                        17,285,000            17,279,815
  1.23%,  09/02/03                        15,577,000            15,543,470

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                 FACE AMOUNT                 VALUE
--------------------------------------------------------------------------
Toronto-Dominion Holding
 (USA) Inc.
  0.93%,  09/11/03                   $    50,000,000   $        49,907,000
UBS Finance (Delaware) Inc.
  0.99%,  07/21/03                        50,000,000            49,972,500
  1.03%,  07/11/03                        30,000,000            29,991,417
  1.05%,  07/07/03                        50,000,000            49,991,250
Windmill Funding Corp.
  1.05%,  08/21/03                        25,000,000            24,962,813
--------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,684,272,513)                                       1,684,272,513
--------------------------------------------------------------------------

MEDIUM TERM NOTES - 6.03%
--------------------------------------------------------------------------
Associates Corp. NA
  6.20%,  01/26/04                         7,000,000             7,193,012
Beta Finance Inc.
  1.50%,  11/12/03/(1)/                   20,000,000            20,000,000
Citigroup Inc.
  5.70%,  02/06/04                        30,000,000            30,774,537
Dorada Finance Inc.
  1.64%,  11/26/03/(1)/                   20,000,000            20,000,000
General Electric Capital Corp.
  5.38%,  04/23/04                        19,250,000            19,926,049
  6.27%,  07/23/03                        25,000,000            25,074,659
  6.75%,  09/11/03                         5,026,000             5,079,337
Goldman Sachs Group Inc.
  1.25%,  08/28/03                        25,000,000            25,000,000
  6.65%,  08/01/03/(1)/                    9,690,000             9,733,393
K2 USA LLC
  1.63%,  12/08/03/(1)/                   15,000,000            15,000,000
  1.64%,  11/26/03/(1)/                   15,000,000            15,000,000
Links Finance LLC
  1.47%,  11/18/03/(1)/                   10,000,000            10,000,000
  1.65%,  12/03/03/(1)/                   10,000,000            10,000,000
Merrill Lynch & Co. Inc.
  5.35%,  06/15/04                        17,914,000            18,641,690
Morgan Stanley
  5.63%,  01/20/04                         9,900,000            10,128,673
  6.13%,  10/01/03                         7,000,000             7,081,719
Regions Auto Receivables Trust
  1.19%,  03/15/04                        14,592,731            14,592,731
--------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $263,225,800)                                           263,225,800
--------------------------------------------------------------------------

TIME DEPOSITS - 4.58%
--------------------------------------------------------------------------
American Express Centurion Bank
  0.98%,  07/24/03                        75,000,000            75,000,000
DEPFA BANK PLC
  1.24%,  08/11/03                        20,000,000            20,000,000
ING Bank NV
  1.25%,  07/14/03                        30,000,000            30,000,000
Societe Generale NA Inc.
  1.41%,  07/01/03                        75,000,000            75,000,000
--------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $200,000,000)                                           200,000,000
--------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
 OBLIGATIONS - 0.78%
--------------------------------------------------------------------------
Federal National Mortgage
 Association
  4.00%,  08/15/03                        33,876,000            33,984,767
--------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS
(Cost: $33,984,767)                                             33,984,767
--------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 34.35%
--------------------------------------------------------------------------
American Express Centurion Bank
  1.23%,  03/12/04                        50,000,000            50,000,000
Associates Corp. NA
  1.22%,  06/15/04                        15,000,000            14,996,791
Bank of America Corp.
  1.35%,  07/07/03                        15,000,000            15,000,204
Beta Finance Inc.
  1.01%,  09/25/03/(1)/                   50,000,000            49,999,411
  1.09%,  01/23/04/(1)/                   20,000,000            20,000,000
  1.23%,  09/15/03/(1)/                   25,000,000            25,003,104
Chase Manhattan Bank USA
  1.07%,  06/30/04                        20,000,000            20,000,000
Citigroup Global Markets Holdings
 Inc.
  1.21%,  06/17/04                         8,000,000             8,013,624
Credit Suisse First Boston
  1.26%,  09/04/03                        50,000,000            50,000,000
Deutsche Bank AG London
  1.34%,  09/02/03                        10,000,000            10,001,635
Dorada Finance Inc.
  1.06%,  05/14/04/(1)/                   30,000,000            29,998,697
  1.06%,  06/30/04/(1)/                   25,000,000            24,992,500
  1.08%,  09/15/03/(1)/                   25,000,000            25,000,000
  1.09%,  01/27/04/(1)/                   25,000,000            25,000,000
  1.14%,  03/15/04/(1)/                   20,000,000            19,998,582
First USA Bank
  1.50%,  07/21/04                        25,000,000            25,059,527
Fleet National Bank
  1.50%,  07/31/03                        10,000,000            10,001,267
General Electric Capital Corp.
  1.09%,  03/25/04/(1)/                   43,500,000            43,536,294
  1.11%,  01/28/04                        25,000,000            25,006,732
  1.43%,  04/22/04                        38,000,000            38,041,434
Goldman Sachs Group Inc.
  1.23%,  01/22/04                        45,000,000            45,048,005
  1.30%,  12/05/03                        25,000,000            25,000,000
  1.34%,  10/02/03/(1)/                   25,000,000            25,000,000
  1.54%,  08/18/03                        26,000,000            26,010,052
  1.94%,  02/11/04                        20,000,000            20,079,712

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                 FACE AMOUNT                 VALUE
--------------------------------------------------------------------------
Granite Mortgages PLC
  1.09%,  01/20/04                   $    65,625,000   $        65,624,826
HBOS Treasury Services PLC
  1.27%,  06/24/04/(1)/                   50,000,000            50,000,000
Holmes Financing PLC
  1.14%,  04/15/04                        50,000,000            50,000,000
K2 USA LLC
  1.01%,  11/26/03/(1)/                   25,000,000            25,000,000
  1.07%,  08/15/03/(1)/                   20,000,000            20,000,000
  1.08%,  03/15/04/(1)/                   15,000,000            15,000,000
  1.10%,  02/06/04/(1)/                   20,000,000            20,000,000
Links Finance LLC
  1.06%,  05/24/04/(1)/                   20,000,000            19,998,000
  1.06%,  06/21/04/(1)/                   25,000,000            24,997,575
  1.07%,  03/18/04/(1)/                   40,000,000            40,000,000
  1.09%,  09/30/03/(1)/                   25,000,000            25,000,000
  1.26%,  03/08/04/(1)/                   25,000,000            25,000,000
Merrill Lynch & Co. Inc.
  1.37%,  08/13/03                        13,525,000            13,527,054
  1.46%,  01/14/04                        17,000,000            17,019,714
Metropolitan Life Insurance Co.
 Funding Agreement
  1.41%,  07/18/03/(1)/                   25,000,000            25,000,000
Morgan Stanley
  1.16%,  09/19/03                        75,000,000            75,017,923
  1.54%,  08/07/03                        33,650,000            33,659,516
National City Bank
  1.31%,  11/14/03                        25,000,000            25,005,747
  1.41%,  07/22/03                        10,000,000            10,000,649
Nationwide Building Society
  1.36%,  07/23/03                        25,000,000            25,000,942
Permanent Financing PLC
  1.29%,  03/10/04                        78,000,000            78,000,000
Sigma Finance Inc.
  0.97%,  06/28/04/(1)/                   25,000,000            24,992,500
  1.23%,  06/15/04/(1)/                   25,000,000            24,996,250
Travelers Insurance Co.
  1.38%,  02/05/04/(1)/                   50,000,000            50,000,000
Winston Funding Ltd.
  1.32%,  04/23/04/(1)/                   45,000,000            45,000,000
--------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,498,628,267)                                       1,498,628,267
--------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.31%
--------------------------------------------------------------------------
Goldman Sachs Tri-Party Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with a maturity value
 of $25,978,873 and an effective
 yield of 1.21%.                          25,978,000            25,978,000
Lehman Brothers Tri-Party Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with a maturity value
 of $50,001,875 and an effective
 yield of 1.35%.                          50,000,000            50,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 06/30/03, due
 07/01/03, with a maturity value
 of $25,000,833 and an effective
 yield of 1.20%.                          25,000,000            25,000,000
--------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $100,978,000)                                           100,978,000
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 99.84%
(Cost $4,356,074,408)                                        4,356,074,408
--------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.16 %                          6,710,214
--------------------------------------------------------------------------

NET ASSETS - 100.00%                                   $     4,362,784,622
==========================================================================

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)

SECURITY                                 FACE AMOUNT                 VALUE
--------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 6.70%
--------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  1.05%,  07/28/03                   $    25,000,000   $        25,000,000
  1.24%,  05/17/04                        10,000,000             9,998,991
Chase Manhattan Bank USA
  1.25%,  07/23/03                        15,000,000            15,000,000
Citibank NA
  1.03%,  09/29/03                        25,000,000            25,000,000
  1.22%,  09/04/03                        25,000,000            25,000,000
  1.26%,  07/23/03                        15,000,000            15,000,000
--------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $114,998,991)                                           114,998,991
--------------------------------------------------------------------------

COMMERCIAL PAPER - 47.63%
--------------------------------------------------------------------------
Amstel Funding Corp.
  1.24%,  08/14/03                         9,709,000             9,694,285
  1.25%,  08/12/03                        10,000,000             9,985,417
  1.27%,  07/28/03                        15,000,000            14,985,713
  1.28%,  07/21/03                        10,000,000             9,992,889
Amsterdam Funding Corp.
  1.25%,  07/01/03                        25,000,000            25,000,000
Bank of America Corp.
  1.23%,  07/10/03                        25,000,000            24,992,313
Banque Generale du Luxembourg
  1.23%,  08/11/03                        10,000,000             9,985,992
DEPFA BANK PLC
  1.25%,  07/23/03                         8,103,000             8,096,810
Edison Asset Securitization Corp.
  1.20%,  08/22/03                        19,419,000            19,385,340
  1.24%,  07/22/03                        30,000,000            29,978,300
  1.25%,  07/23/03                        10,000,000             9,992,361
Eureka Securitization Inc.
  1.23%,  08/05/03                        10,000,000             9,988,042
Falcon Asset Securitization Corp.
  1.05%,  07/23/03                        24,000,000            23,984,600
  1.25%,  07/15/03                        11,000,000            10,994,652
Florens Container Inc.
  1.27%,  07/23/03                        15,000,000            14,988,359
Fortis Funding LLC
  1.24%,  10/22/03                        10,000,000             9,961,077
GE Capital Services Inc.
  1.25%,  07/17/03                        15,000,000            14,991,666
GE Financial Assurance Holdings
  1.00%,  08/01/03                        25,000,000            24,978,472
General Electric Capital Corp.
  0.97%,  08/11/03                         8,900,000             8,890,168
Greenwich Funding Corp.
  1.25%,  07/10/03                        10,000,000             9,996,875
K2 USA LLC
  1.00%,  07/24/03                         5,000,000             4,996,806
  1.00%,  08/15/03                         8,200,000             8,189,750
  1.03%,  07/17/03                         6,080,000             6,077,215
  1.25%,  07/09/03                        15,000,000            14,995,833
Kitty Hawk Funding Corp.
  1.04%,  09/12/03                        25,000,000            24,947,278
  1.06%,  08/15/03                        25,000,000            24,966,875
Liberty Street Funding Corp.
  1.06%,  07/21/03/(1)/                   12,649,000            12,641,551
  1.25%,  07/02/03                        10,000,000             9,999,653
Loch Ness LLC
  1.25%,  07/29/03                        34,866,000            34,832,103
Moat Funding LLC
  1.04%,  09/26/03                        10,000,000             9,974,867
  1.21%,  09/05/03                        25,000,000            24,944,542
  1.24%,  08/19/03                        25,000,000            24,957,805
Nationwide Building Society
  1.21%,  08/12/03                        25,000,000            24,964,708
Quincy Capital Corp.
  1.02%,  07/18/03                        23,780,000            23,768,546
Scaldis Capital LLC
  1.24%,  07/25/03/(1)/                   14,338,000            14,326,147
  1.25%,  10/21/03                        10,000,000             9,961,111
  1.26%,  07/21/03                        10,000,000             9,993,000
Sigma Finance Inc.
  1.05%,  09/03/03                        10,000,000             9,981,333
Societe Generale NA Inc.
  1.25%,  07/17/03                        15,000,000            14,991,634
Special Purpose Accounts Receivable
 Corp.
  1.02%,  08/14/03                         5,000,000             4,993,767
  1.22%,  08/07/03                        29,000,000            28,963,637
Stellar Funding Group Inc.
  1.00%,  07/14/03                        13,531,000            13,526,114
  1.11%,  07/07/03                         4,064,000             4,063,248
Thames Asset Global Securitization
 Inc.
  1.00%,  07/23/03                        15,386,000            15,376,597
  1.05%,  09/12/03                        10,000,000             9,978,708
UBS Finance (Delaware) Inc.
  0.99%,  07/21/03                        50,000,000            49,972,500
  1.03%,  07/11/03                        20,000,000            19,994,278
Variable Funding Capital Corp.
  1.26%,  07/11/03                        15,000,000            14,994,750
Windmill Funding Corp.
  1.05%,  08/21/03                        25,000,000            24,962,812
  1.25%,  07/01/03                        20,000,000            20,000,000
--------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $817,200,499)                                           817,200,499
--------------------------------------------------------------------------

MEDIUM TERM NOTES - 7.57%
--------------------------------------------------------------------------
Associates Corp. NA
  5.80%,  04/20/04                        39,189,000            40,651,054
Beta Finance Inc.
  1.33%,  04/26/04/(1)/                   10,000,000            10,000,000
General Electric Capital Corp.
  6.75%,  09/11/03                         8,200,000             8,290,952
  8.09%,  04/01/04                         4,500,000             4,737,185
Goldman Sachs Group Inc.
  1.25%,  08/28/03                        15,000,000            15,000,000
  1.27%,  08/18/03                        20,000,000            20,000,000

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2003 (Unaudited)

SECURITY                                 FACE AMOUNT                 VALUE
--------------------------------------------------------------------------
Links Finance LLC
  1.32%,  05/04/04/(1)/              $    10,000,000   $        10,000,000
Wells Fargo & Company
  6.63%,  07/15/04                        20,000,000            21,157,097
--------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $129,836,288)                                           129,836,288
--------------------------------------------------------------------------

TIME DEPOSITS - 4.08%
--------------------------------------------------------------------------
DEPFA BANK PLC
  1.24%,  08/11/03                        20,000,000            20,000,000
Key Bank NA
  1.28%,  07/01/03                        50,000,000            50,000,000
--------------------------------------------------------------------------
TOTAL TIME DEPOSITS
(Cost: $70,000,000)                                             70,000,000
--------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 31.84%
--------------------------------------------------------------------------
American Express Centurion Bank
  1.01%,  05/24/04                        25,000,000            25,000,000
Bank of America Corp.
  1.38%,  07/02/04                        25,000,000            25,031,525
Bank of Nova Scotia
  1.28%,  09/04/03                        21,000,000            21,001,227
Beta Finance Inc.
  0.99%,  04/26/04/(1)/                    8,000,000             8,000,000
  1.06%,  05/20/04/(1)/                   10,000,000             9,998,672
Canadian Imperial Bank of Commerce
  1.07%,  10/30/03                        10,000,000             9,999,993
Chase Manhattan Bank USA
  1.07%,  06/30/04                        20,000,000            20,000,000
Danske Bank A/S
  1.29%,  05/07/04                        25,000,000            25,004,830
Deutsche Bank AG London
  1.34%,  09/02/03/(1)/                   10,000,000            10,001,446
Deutsche Bank Finance NV
  1.15%,  12/17/03                        16,758,000            16,763,177
Dorada Finance Inc.
  1.06%,  05/14/04/(1)/                   20,000,000            19,999,131
  1.06%,  05/20/04/(1)/                   25,000,000            24,996,681
  1.06%,  06/30/04/(1)/                   25,000,000            24,992,500
General Electric Capital Corp.
  1.39%,  05/07/04                        12,000,000            12,013,404
  1.43%,  04/22/04                        24,000,000            24,027,276
Goldman Sachs Group Inc.
  1.53%,  05/28/04                        19,380,000            19,432,035
  1.57%,  05/10/04                         5,000,000             5,014,289
  1.77%,  12/15/03/(1)/                    7,000,000             7,021,628
K2 USA LLC
  1.15%,  05/17/04/(1)/                   25,000,000            24,998,750
Links Finance LLC
  1.06%,  05/24/04/(1)/                   15,000,000            14,998,500
  1.29%,  05/04/04/(1)/                   20,000,000            19,999,000
Merrill Lynch & Co. Inc.
  1.37%,  06/28/04                        18,890,000            18,942,607
  1.45%,  06/11/04                         5,000,000             5,014,497
  1.46%,  01/14/04                        28,500,000            28,534,048
  1.50%,  12/08/03                         5,330,000             5,335,639
Sigma Finance Inc.
  0.97%,  06/28/04/(1)/                   25,000,000            24,992,500
  1.23%,  06/15/04/(1)/                   25,000,000            24,995,000
US Bank NA
  1.09%,  11/17/03                        50,000,000            49,999,073
Wells Fargo Bank NA
  1.04%,  05/10/04                        20,000,000            20,000,000
--------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $546,107,428)                                           546,107,428
--------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.04%
--------------------------------------------------------------------------
Goldman Sachs Tri-Party Repurchase
 Agreement, dated 06/30/03,
 due 07/01/03, with a maturity
 value of $15,052,506 and an
 effective yield of 1.21%.                15,052,000            15,052,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 06/30/03,
 due 07/01/03, with a maturity
 value of $20,000,667 and an
 effective yield of 1.20%.                20,000,000            20,000,000
--------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $35,052,000)                                             35,052,000
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN
 SECURITIES - 99.86%
(Cost $1,713,195,206)                                        1,713,195,206
--------------------------------------------------------------------------

Other Assets, Less
 Liabilities - 0.14%                                             2,157,888
--------------------------------------------------------------------------

NET ASSETS - 100.00%                                   $     1,715,353,094
==========================================================================

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                              MONEY MARKET  PRIME MONEY MARKET
                                          MASTER PORTFOLIO    MASTER PORTFOLIO
                                          ----------------  ------------------
ASSETS

Investments in securities, at amortized
 cost                                     $  4,356,074,408  $     1,713,195,206
                                          ----------------  -------------------
Investments in securities, at value
 (Note 1)                                 $  4,356,074,408  $     1,713,195,206
Cash                                                   284                  262
Receivables:
  Interest                                       7,372,993            2,157,626
                                          ----------------  -------------------
Total Assets                                 4,363,447,685        1,715,353,094
                                          ----------------  -------------------
LIABILITIES
Payables:
  Advisory fees (Note 2)                           663,063                   --
                                          ---------------   -------------------
Total Liabilities                                  663,063                   --
                                          ---------------   -------------------
NET ASSETS                                $  4,362,784,622  $     1,715,353,094
                                          ================  ===================

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                            MONEY MARKET     PRIME MONEY MARKET
                                        MASTER PORTFOLIO  MASTER PORTFOLIO/(1)/
                                        ----------------  ---------------------
NET INVESTMENT INCOME
  Interest                              $     27,317,199  $           3,282,087
                                        ----------------  ---------------------
Total investment income                       27,317,199              3,282,087
                                        ----------------  ---------------------
EXPENSES (NOTE 2)
  Advisory fees                                1,992,129                260,969
                                        ----------------  ---------------------
Total expenses                                 1,992,129                260,969
Less advisory fees waived                             --               (260,969)
                                        ----------------  ---------------------
Net expenses                                   1,992,129                     --
                                        ----------------  ---------------------
Net investment income                         25,325,070              3,282,087
                                        ----------------  ---------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain on sale of
   investments                                    17,236                  1,531
                                        ----------------  ---------------------
Net gain on investments                           17,236                  1,531
                                        ----------------  ---------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $     25,342,306  $           3,283,618
                                        ================  =====================

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           PRIME MONEY MARKET
                                                                             MASTER PORTFOLIO
                                           MONEY MARKET MASTER PORTFOLIO  -------------------
                                     -----------------------------------       FOR THE PERIOD
                                          FOR THE SIX                     APRIL 16, 2003/(2)/
                                         MONTHS ENDED            FOR THE                   TO
                                        JUNE 30, 2003         YEAR ENDED        JUNE 30, 2003
                                          (Unaudited)  DECEMBER 31, 2002          (Unaudited)
                                     ----------------  -----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net investment income              $     25,325,070  $      45,475,626  $         3,282,087
  Net realized gain                            17,236              8,083                1,531
                                     ----------------  -----------------  -------------------
Net increase in net assets
 resulting from operations                 25,342,306         45,483,709            3,283,618
                                     ----------------  -----------------  -------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                        10,721,799,532     11,212,874,658        2,601,449,521
  Withdrawals                         (10,273,118,999)    (9,134,078,695)        (889,380,045)
                                     ----------------  -----------------  -------------------
Net increase in net assets
 resulting from interestholder
 transactions                             448,680,533      2,078,795,963        1,712,069,476
                                     ----------------  -----------------  -------------------
Increase in net assets                    474,022,839      2,124,279,672        1,715,353,094
NET ASSETS:
Beginning of period                     3,888,761,783      1,764,482,111                   --
                                     ----------------  -----------------  -------------------
End of period                        $  4,362,784,622  $   3,888,761,783  $     1,715,353,094
                                     ================  =================  ===================

/(1)/ For the period from April 16, 2003 (commencement of operations) through June 30, 2003.
/(2)/   Commencement of operations.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate only to the Money Market and the Prime Money Market Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION

    The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

    FEDERAL INCOME TAXES

    MIP believes that each Master Portfolio will be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

    REPURCHASE AGREEMENTS

    Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

    The repurchase agreements held by the Master Portfolios at June 30, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                                                      AGGREGATE
                          REPURCHASE AGREEMENT        INTEREST RATE(S)       MATURITY DATE(S)        MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
Money Market Master     Goldman Sachs Tri-Party            5.50%                 06/01/33            $ 26,497,561
 Portfolio              Lehman Brothers Tri-Party      5.50% - 6.625%      09/15/09 - 09/15/11         50,987,383
                        Merrill Lynch Tri-Party        3.51% - 6.33%       09/01/27 - 04/01/33         25,000,927

Prime Money Market      Goldman Sachs Tri-Party            6.50%                 09/01/32              15,353,040
 Master Portfolio       Merrill Lynch Tri-Party        2.85% - 5.53%       03/01/32 - 05/01/42         20,399,085

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the period ended June 30, 2003, BGFA waived $260,969 in advisory fees for the PMMF.

    Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

    SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolios. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

    MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

    Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    At June 30, 2003, the Master Portfolios' cost for federal income tax purposes were the same as for financial statement purposes.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  FINANCIAL HIGHLIGHTS

    Financial highlights for the Master Portfolios were as follows:

                                      SIX
                             MONTHS ENDED              YEAR ENDED      YEAR ENDED
                            JUNE 30, 2003            DECEMBER 31,    DECEMBER 31,
                              (Unaudited)                    2002            2001
---------------------------------------------------------------------------------
MONEY MARKET MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/           0.10%                   0.10%           0.10%
  Ratio of net investment
   income to average net
   assets/(3)/                       1.27%                   1.80%           3.66%
  Total return                       0.64%/(4)/              1.84%           4.23%

PRIME MONEY MARKET MASTER
  PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/           0.00%/(5)//(6)/          N/A             N/A
  Ratio of net investment
   income to average net
   assets/(3)/                       1.26%/(5)//(6)/          N/A             N/A
  Total return                       0.26%/(4)//(5)/          N/A             N/A

                                YEAR ENDED    PERIOD ENDED       PERIOD ENDED
                              DECEMBER 31,    DECEMBER 31,       FEBRUARY 28,
                                      2000       1999/(1)/          1999/(2)/
-----------------------------------------------------------------------------
MONEY MARKET MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/            0.10%           0.10%              0.10%
  Ratio of net investment
   income to average net
   assets/(3)/                        6.43%           5.23%              5.17%
  Total return                        6.52%           4.44%/(4)/         2.61%/(4)/

PRIME MONEY MARKET MASTER
 PORTFOLIO
  Ratio of expenses to
   average net assets/(3)/             N/A             N/A                N/A
  Ratio of net investment
   income to average net
   assets/(3)/                         N/A             N/A                N/A
  Total return                         N/A             N/A                N/A

/(1)/ For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/ For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
/(3)/   Annualized for periods less than one year.
/(4)/   Not annualized.
/(5)/ For the period from April 16, 2003 (commencement of operations) to June 30, 2003.
/(6)/ Ratios of expenses and net investment income to average net assets prior to waived fees were 0.10% and 1.16%, Respectively.

                              Financial Statements
                                       of
                           Master Investment Portfolio

                                                                             119

                           MASTER INVESTMENT PORTFOLIO

                       Statements of Assets & Liabilities
                            June 30, 2003 (Unaudited)

                                               Bond Index       Extended Index
                                            Master Portfolio   Master Portfolio
                                            ----------------   ----------------
ASSETS
Investments at cost:
 Unaffiliated issuers ....................  $    763,362,029   $    214,028,953
                                            ----------------   ----------------
 Non-controlled affiliated issuers .......  $             --   $             --
                                            ----------------   ----------------
Foreign currency, at cost ................  $             --   $             --
                                            ----------------   ----------------
Investments in securities, at value
 (including securities on loan(1))
 (Note 1):
 Unaffiliated issuers ....................  $    798,650,868   $    178,762,449
 Non-controlled affiliated issuers .......                --                 --
Cash pledged for margin requirements
 (Note 1) ................................                --                 --
Foreign currency, at value ...............                --                 --
Receivables:
 Investment securities sold ..............        16,629,500             97,333
 Dividends and interest ..................         6,552,628            145,637
Unrealized gain on forward foreign
 currency exchange contracts .............                --                 --
                                            ----------------   ----------------
  Total Assets ...........................       821,832,996        179,005,419
                                            ----------------   ----------------
LIABILITIES
Payables:
 Investment securities purchased .........        68,779,662            128,768
 Due to broker--variation margin .........                --              6,400
 Collateral for securities loaned
  (Note 4) ...............................        97,019,853         19,832,817
 Due to bank .............................                --                437
 Advisory fees (Note 2) ..................            94,993             19,309
 Administration fees (Note 2) ............                --             18,088
Unrealized loss on forward foreign
 currency exchange contracts .............                --                 --
                                            ----------------   ----------------
  Total Liabilities ......................       165,894,508         20,005,819
                                            ----------------   ----------------
NET ASSETS ...............................  $    655,938,488   $    158,999,600
                                            ================   ================

                                            International Index   S&P 500 Index    U.S. Equity Index
                                              Master Portfolio   Master Portfolio   Master Portfolio
                                            -------------------  ----------------  -----------------


ASSETS
Investments at cost:
 Unaffiliated issuers ....................  $       146,018,926  $  3,082,175,264  $              --
                                            -------------------  ----------------  -----------------
 Non-controlled affiliated issuers .......  $         1,030,497  $             --  $              --
                                            -------------------  ----------------  -----------------
Foreign currency, at cost ................  $           184,290  $             --  $              --
                                            -------------------  ----------------  -----------------
Investments in securities, at value
 (including securities on loan(1))
 (Note 1):
 Unaffiliated issuers ....................  $       123,788,194  $  2,990,490,543  $     444,565,447
 Non-controlled affiliated issuers .......            1,140,721                --                 --
Cash pledged for margin requirements
 (Note 1) ................................            1,206,335                --                 --
Foreign currency, at value ...............              182,585                --                 --
Receivables:
 Investment securities sold ..............              102,322                --                 --
 Dividends and interest ..................              485,269         3,505,157                 --
Unrealized gain on forward foreign
 currency exchange contracts .............               66,241                --                 --
                                            -------------------  ----------------  -----------------
  Total Assets ...........................          126,971,667     2,993,995,700        444,565,447
                                            -------------------  ----------------  -----------------
LIABILITIES
Payables:
 Investment securities purchased .........              179,859                --                 --
 Due to broker--variation margin .........              988,179            22,260                 --
 Collateral for securities loaned
  (Note 4) ...............................           14,061,587       142,749,585                 --
 Due to bank .............................                   --                --                 --
 Advisory fees (Note 2) ..................               22,557           255,909              7,059
 Administration fees (Note 2) ............               29,852                --              7,059
Unrealized loss on forward foreign
 currency exchange contracts .............                2,002                --                 --
                                            -------------------  ----------------  -----------------
  Total Liabilities ......................           15,284,036       143,027,754             14,118
                                            -------------------  ----------------  -----------------

NET ASSETS ...............................  $       111,687,631  $  2,850,967,946  $     444,551,329
                                            ===================  ================  =================

----------
(1) Securities on loan with market values of $95,171,354, $18,898,114, $13,357,771, $137,590,771 and $--, respectively. See Note 4.

   The accompanying notes are an integral part of these financial statements.

120

                           MASTER INVESTMENT PORTFOLIO

                            Statements of Operations
               For the Six Months Ended June 30, 2003 (Unaudited)

                                               Bond Index       Extended Index
                                            Master Portfolio   Master Portfolio
                                            ----------------   ----------------
NET INVESTMENT INCOME
Dividends(1) .............................  $             --   $        891,031
Interest .................................        13,798,912             11,970
Securities lending income ................            30,922             22,413
Expenses allocated from Master
 Portfolios (See Note 1) .................                --                 --
                                            ----------------   ----------------
Total investment income ..................        13,829,834            925,414
                                            ----------------   ----------------
EXPENSES (Note 2)
Advisory fees ............................           250,757             54,043
Administration fees ......................                --             13,511
                                            ----------------   ----------------
Total expenses ...........................           250,757             67,554
                                            ----------------   ----------------
NET INVESTMENT INCOME ....................        13,579,077            857,860
                                            ----------------   ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) on sale of
 investments .............................         4,970,859         (4,091,830)
Net realized gain (loss) on futures
 contracts ...............................                --             50,845
Net realized gain on foreign currency
 transactions ............................                --                 --
Net change in unrealized appreciation
 (depreciation) of investments ...........         6,057,227         25,619,968
Net change in unrealized appreciation
 (depreciation) of futures contracts .....                --             (3,295)
Net change in unrealized appreciation
 (depreciation) on translation of assets
 and liabilities in foreign currencies ...                --                 --
                                            ----------------   ----------------
NET GAIN ON INVESTMENTS ..................        11,028,086         21,575,688
                                            ----------------   ----------------

NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ..............................  $     24,607,163   $     22,433,548
                                            ================   ================

                                            International Index   S&P 500 Index    U.S. Equity Index
                                             Master Portfolio    Master Portfolio   Master Portfolio
                                            -------------------  ----------------  -----------------
NET INVESTMENT INCOME
Dividends(1) .............................  $         1,748,422  $     21,247,302  $       3,215,298(2)
Interest .................................                5,449           748,126            120,231(2)
Securities lending income ................               22,047            44,064                 --
Expenses allocated from Master
 Portfolios (See Note 1) .................                   --                --           (116,157)(2)
                                            -------------------  ----------------  -----------------
Total investment income ..................            1,775,918        22,039,492          3,219,372
                                            -------------------  ----------------  -----------------
EXPENSES (Note 2)
Advisory fees ............................               71,286           620,619             19,704
Administration fees ......................               47,524                --             19,704
                                            -------------------  ----------------  -----------------
Total expenses ...........................              118,810           620,619             39,408
                                            -------------------  ----------------  -----------------
NET INVESTMENT INCOME ....................            1,657,108        21,418,873          3,179,964
                                            -------------------  ----------------  -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on sale of
 investments .............................           (2,232,742)      (51,725,104)        (8,248,097)(2)
Net realized gain (loss) on futures
 contracts ...............................              (23,218)        7,697,446                 --
Net realized gain on foreign currency
 transactions ............................              124,873                --                 --
Net change in unrealized appreciation
 (depreciation) of investments ...........           10,264,998       310,520,446         55,128,258(2)
Net change in unrealized appreciation
 (depreciation) of futures contracts .....                6,318         1,004,340                 --
Net change in unrealized appreciation
 (depreciation) on translation of assets
 and liabilities in foreign currencies ...               10,013                --                 --
                                            -------------------  ----------------  -----------------

NET GAIN ON INVESTMENTS ..................            8,150,242       267,497,128         46,880,161
                                            -------------------  ----------------  -----------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...............  $         9,807,350  $    288,916,001  $      50,060,125
                                            ===================  ================  =================

----------
(1)  Net of foreign withholding tax of $--, $791, $287,968, $6,109 and $1,234, respectively.

(2)  Allocated from underlying Master Portfolios.

   The accompanying notes are an integral part of these financial statements.

                                                                             121

                           MASTER INVESTMENT PORTFOLIO

                       Statements of Changes in Net Assets

                                          Bond Index Master Portfolio         Extended Index Master Portfolio
                                      -----------------------------------   -----------------------------------
                                        For the Six                           For the Six
                                        Months Ended         For the          Months Ended         For the
                                       June 30, 2003       Year Ended        June 30, 2003       Year Ended
                                        (Unaudited)     December 31, 2002     (Unaudited)     December 31, 2002
                                      ---------------   -----------------   ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income ............   $    13,579,077   $      30,232,332   $       857,860   $       1,621,846
 Net realized gain (loss) .........         4,970,859           9,762,741        (4,040,985)         (7,408,057)
 Net change in unrealized
  appreciation (depreciation) .....         6,057,227          16,148,940        25,616,673         (24,550,999)
                                      ---------------   -----------------   ---------------   -----------------
Net increase (decrease) in net
 assets resulting from
 operations .......................        24,607,163          56,144,013        22,433,548         (30,337,210)
                                      ---------------   -----------------   ---------------   -----------------
Interestholder transactions:

 Contributions ....................        94,255,831         235,474,677        14,413,850          30,975,705
 Withdrawals ......................       (93,409,081)       (204,797,701)       (9,039,604)        (32,385,207)
                                      ---------------   -----------------   ---------------   -----------------
Net increase (decrease) in net
 assets resulting from
 interestholder transactions ......           846,750          30,676,976         5,374,246          (1,409,502)
                                      ---------------   -----------------   ---------------   -----------------
Increase (decrease) in net
 assets ...........................        25,453,913          86,820,989        27,807,794         (31,746,712)
NET ASSETS:
Beginning of period ...............       630,484,575         543,663,586       131,191,806         162,938,518
                                      ---------------   -----------------   ---------------   -----------------
End of period .....................   $   655,938,488   $     630,484,575   $   158,999,600   $     131,191,806
                                      ===============   =================   ===============   =================

                                           International Index Master
                                                    Portfolio
                                      -----------------------------------
                                        For the Six
                                        Months Ended         For the
                                       June 30, 2003       Year Ended
                                        (Unaudited)     December 31, 2002
                                      ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income ............   $     1,657,108   $       1,759,925
 Net realized gain (loss) .........        (2,131,087)         (6,912,895)
 Net change in unrealized
  appreciation (depreciation) .....        10,281,329         (10,611,535)
                                      ---------------   -----------------
Net increase (decrease) in net
 assets resulting from
 operations .......................         9,807,350         (15,764,505)
                                      ---------------   -----------------
Interestholder transactions:
 Contributions ....................        17,871,279          48,313,518
 Withdrawals ......................        (6,926,447)        (34,072,197)
                                      ---------------   -----------------
Net increase (decrease) in net
 assets resulting from
 interestholder transactions ......        10,944,832          14,241,321
                                      ---------------   -----------------
Increase (decrease) in net
 assets ...........................        20,752,182          (1,523,184)
NET ASSETS:
Beginning of period ...............        90,935,449          92,458,633
                                      ---------------   -----------------
End of period .....................   $   111,687,631   $      90,935,449
                                      ===============   =================

   The accompanying notes are an integral part of these financial statements.

122

                           MASTER INVESTMENT PORTFOLIO

                 Statements of Changes in Net Assets (Continued)

                                                     S&P 500 Index Master Portfolio      U.S. Equity Index Master Portfolio
                                                  -----------------------------------   -----------------------------------
                                                    For the Six                           For the Six
                                                    Months Ended        For the           Months Ended        For the
                                                   June 30, 2003       Year Ended        June 30, 2003       Year Ended
                                                    (Unaudited)     December 31, 2002     (Unaudited)     December 31, 2002
                                                  ---------------   -----------------   ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income ........................   $    21,418,873   $      40,577,166   $     3,179,964   $       6,268,921
 Net realized loss ............................       (44,027,658)       (255,819,289)       (8,248,097)        (42,334,208)
 Net change in unrealized appreciation
  (depreciation) ..............................       311,524,786        (457,092,164)       55,128,258         (69,941,398)
                                                  ---------------   -----------------   ---------------   -----------------
Net increase (decrease) in net assets resulting
 from operations ..............................       288,916,001        (672,334,287)       50,060,125        (106,006,685)
                                                  ---------------   -----------------   ---------------   -----------------
Interestholder transactions:
 Contributions ................................       680,765,775       1,124,925,648        30,983,068          51,638,612
 Withdrawals ..................................      (458,632,915)       (904,586,226)      (16,064,818)        (67,100,403)
                                                  ---------------   -----------------   ---------------   -----------------
Net increase (decrease) in net assets resulting
 from interestholder transactions .............       222,132,860         220,339,422        14,918,250         (15,461,791)
                                                  ---------------   -----------------   ---------------   -----------------
Increase (decrease) in net assets .............       511,048,861        (451,994,865)       64,978,375        (121,468,476)
NET ASSETS:
Beginning of period ...........................     2,339,919,085       2,791,913,950       379,572,954         501,041,430
                                                  ---------------   -----------------   ---------------   -----------------
End of period .................................   $ 2,850,967,946   $   2,339,919,085   $   444,551,329   $     379,572,954
                                                  ===============   =================   ===============   =================

   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                  NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.      Significant Accounting Policies

        Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

        These financial statements relate only to the Bond Index, Extended Index, International Index, S&P 500 Index and U.S. Equity Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

        The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      Security Valuation

        The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

        The U.S. Equity Index Master Portfolio seeks to achieve its investment objective by investing all of its assets in the Extended Index and S&P 500 Index Master Portfolios. The value of the U.S. Equity Index Master Portfolio's investment in the Extended Index and S&P 500 Index Master Portfolios reflects the U.S. Equity Index Master Portfolio's interest in the net assets of these

Master Portfolios (59.32% and 12.29%, respectively, as of June 30, 2003).

      Security Transactions and Income Recognition

        Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

        The U.S. Equity Index Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Extended Index and S&P 500 Index Master Portfolios. The expenses allocated from Master Portfolios on the Statement

124

                           MASTER INVESTMENT PORTFOLIO

           NOTES TO THE FINANCIAL STATEMENTS (Unaudited)--(Continued)

of Operations include Advisory and Administration fees of $108,028 and $8,129, respectively, allocated from the Extended Index and S&P 500 Index Master Portfolios. In addition, the U.S. Equity Index Master Portfolio accrues its own expenses.

      Foreign Currency Translation

        The accounting records of each Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

        Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

      Federal Income Taxes

        MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

        It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master

Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

      Futures Contracts

        The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

                                                                             125

                           MASTER INVESTMENT PORTFOLIO

           NOTES TO THE FINANCIAL STATEMENTS (Unaudited)--(Continued)

    At June 30, 2003, the open futures contracts outstanding were as follows:

                                                                                            Net Unrealized
                               Number of       Futures       Expiration      Notional        Appreciation
Master Portfolio               Contracts        Index           Date      Contract Value    (Depreciation)
---------------------------   -----------   --------------   ----------   --------------   ---------------
Extended Index
 Master Portfolio .........         9       S&P MidCap 400    09/19/03    $    2,181,770   $       (21,465)
                                                                                           ===============
International Index
 Master Portfolio .........        10       Euro 50           09/19/03    $      294,607   $        (6,618)
                                    4       FTSE 100          07/19/03           279,013            (9,030)
                                   13       Nikkei 300        09/11/03           183,427             6,970
                                                                                           ---------------
                                                                                           $        (8,678)
                                                                                           ===============

S&P 500 Index
 Master Portfolio .........       421       S&P 500           09/19/03    $  103,833,680   $    (1,393,955)
                                                                                           ===============

        The Extended Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $100,000 and $9,450,000, respectively.

        The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $1,206,335 for initial margin requirements.

      Repurchase Agreements

        Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Master Portfolios entered into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolios at June 30, 2003 represent collateral from securities on loan.

      Forward Currency Exchange Contracts

        A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

126

                           MASTER INVESTMENT PORTFOLIO

           NOTES TO THE FINANCIAL STATEMENTS (Unaudited)--(Continued)

        As of June 30, 2003, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

        Forward Foreign Currency Contracts

                                       Foreign                    Foreign                        Net
                                      Currency      Exchange     Currency      U.S. Dollar   Unrealized
Currency                           Purchased/Sold     Date     Cost/Proceeds      Value      Gain (Loss)
--------------------------------   --------------   --------   -------------   -----------   -----------


Purchase Contracts
British Pound Sterling .........          270,900   08/08/03   $     427,997   $   445,885   $    17,888
Euro ...........................          770,449   08/08/03         844,235       883,801        39,566
Japanese Yen ...................       19,206,744   08/08/03         160,220       160,164           (56)
                                                                                             -----------
  Total                                                                                      $    57,398
                                                                                             ===========
Sale Contracts
British Pound Sterling .........          270,900   08/08/03   $     450,036   $   445,885   $     4,151
Euro ...........................          770,449   08/08/03         884,233       883,801           432
Japanese Yen ...................       19,206,744   08/08/03         162,422       160,164         2,258
                                                                                             -----------
  Total                                                                                      $     6,841
                                                                                             ===========

2.      Agreements and Other Transactions with Affiliates

        Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.08%, 0.08%, 0.05%, and 0.01% of the average daily net assets of the Bond Index, Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services.

        Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

        Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned securities lending agent fees as follows:

                                                  Securities Lending
Master Portfolio                                      Agent Fees
----------------------------------------------    ------------------
Bond Index Master Portfolio ..................      $      11,717
Extended Index Master Portfolio ..............             10,602
International Index Master Portfolio .........             29,649
S&P 500 Index Master Portfolio ...............             20,982

        SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolios. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

        MIP has entered into administrative services arrangements with BGI who has agreed to provide general administrative services to the Master Portfolios, such as managing and

                                                                             127

                           MASTER INVESTMENT PORTFOLIO

           NOTES TO THE FINANCIAL STATEMENTS (Unaudited)--(Continued)

coordinating third-party service relationships. BGI is entitled to receive a fee at an annual rate of 0.02% and 0.01% of the average daily net assets of the Extended Index and U.S. Equity Index Master Portfolios, respectively, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. BGI is not entitled to compensation for providing administration services to the S&P 500 Index and the Bond Index Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

        Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

        As a result of using an index approach to investing, the International Index Master Portfolio held shares of Barclays PLC, with a current market value of $907,113, as of June 30, 2003. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

        Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

        The Master Portfolios may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of June 30, 2003, the International Index Master Portfolio held shares of the iShares MSCI EAFE Index Fund, an investment portfolio of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the investment advisor for MIP.

        Transactions in shares of affiliated ETFs for the International Index Master Portfolio, including dividend income and net realized capital gains (losses) during the six months ended June 30, 2003 were as follows:

                                 Number of                              Number of
                                Shares Held                            Shares Held                  Net
                                 Beginning      Gross        Gross       End of      Dividend     Realized
Affiliated ETF                   of Period    Additions   Reductions     Period       Income        Loss
----------------------------    -----------   ---------   ----------   -----------   --------    ---------
iShares MSCI EAFE Index Fund      12,469        7,439        9,376       10,532      $     --    $ (53,718)

        Pursuant to Rule 17a-7 of the 1940 Act, the S&P 500 Index Master Portfolio executed cross trades for the six months ended June 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first quarter of 2003 were in compliance with the requirements and restrictions set forth by Rule 17a-7, and has not yet reviewed those transactions executed during the second quarter of 2003.

128

                           MASTER INVESTMENT PORTFOLIO

           NOTES TO THE FINANCIAL STATEMENTS (Unaudited)--(Continued)

        Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003 these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.      Investment Portfolio Transactions

        Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2003 were as follows:

                                            U.S. Government Obligations               Other Securities
                                        -----------------------------------   ---------------------------------
Master Portfolio                            Purchases            Sales           Purchases           Sales
-------------------------------------   ----------------   ----------------   ---------------   ---------------
Bond Index Master Portfolio .........   $    214,374,697   $    211,907,747   $    34,138,702   $    18,894,459
Extended Index Master Portfolio .....                 --                 --        11,190,797         5,578,815
International Index Master
 Portfolio ..........................                 --                 --        16,575,574         4,095,772
S&P 500 Index Master Portfolio ......                 --                 --       330,630,186        85,664,742

        At June 30, 2003, the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                             Net Unrealized
                                                             Unrealized       Unrealized      Appreciation
Master Portfolio                            Tax Cost        Appreciation     Depreciation    (Depreciation)
-------------------------------------   ----------------   --------------   --------------   --------------
Bond Index Master Portfolio .........   $    766,545,318   $   32,611,534   $     (505,984)  $   32,105,550
Extended Index Master Portfolio .....        215,102,618       34,560,304      (70,900,473)     (36,340,169)
International Index Master
 Portfolio ..........................        151,856,651        1,207,108      (28,134,844)     (26,927,736)
S&P 500 Index Master Portfolio ......      3,225,296,197      189,022,448     (423,828,102)    (234,805,654)

4.      Portfolio Securities Loaned

        Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

        As of June 30, 2003, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

                                                                             129

                           MASTER INVESTMENT PORTFOLIO

           NOTES TO THE FINANCIAL STATEMENTS (Unaudited)--(Continued)

5.      Financial Highlights

        Financial highlights for each of the Master Portfolios were as follows:

                                         Six Months
                                            Ended          Year Ended        Year Ended
                                        June 30, 2003     December 31,      December 31,
                                         (Unaudited)          2002              2001
                                        -------------     ------------      ------------


Bond Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.08%            0.08%             0.08%
 Ratio of net investment income
  to average net assets(4) .........             4.33%            5.27%             5.98%(7)
 Portfolio turnover rate ...........               37%             118%               53%
 Total return ......................             4.00%(5)        10.05%             8.94%
Extended Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.10%            0.10%             0.10%
 Ratio of net investment income
  to average net assets(4) .........             1.27%            1.11%             1.08%
 Portfolio turnover rate ...........                4%              14%               17%
 Total return ......................            18.38%(5)       (18.01)%           (9.44)%
International Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.25%            0.25%             0.25%
 Ratio of net investment income
  to average net assets(4) .........             3.49%            1.92%             1.50%
 Portfolio turnover rate ...........                4%              20%                7%
 Total return ......................            11.26%(5)       (16.36)%(9)       (21.35)%
S&P 500 Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.05%            0.05%             0.05%
 Ratio of net investment income
  to average net assets(4) .........             1.73%            1.57%             1.31%
 Portfolio turnover rate ...........                4%              12%                9%
 Total return ......................            11.68%(5)       (22.05)%          (11.96)%
U.S. Equity Index Master Portfolio
 Ratio of expenses to average
  net assets(4 6) ..................             0.08%            0.08%             0.09%
 Ratio of net investment income
  to average net assets(4 6) .......             1.61%            1.45%             1.37%
 Portfolio turnover rate(8) ........                4%              12%               11%
 Total return ......................            14.27%(5)       (20.50)%          (11.51)%

                                          Year Ended      Period Ended       Year Ended      Year Ended
                                         December 31,     December 31,      February 28,    February 28,
                                             2000             1999              1999            1998
                                         ------------     ------------      ------------    ------------


Bond Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.08%            0.08%(1)          0.08%           0.08%
 Ratio of net investment income
  to average net assets(4) .........             6.73%            6.44%(1)          6.31%           6.73%
 Portfolio turnover rate ...........               52%              25%(1)            28%             59%
 Total return ......................            11.91%           (0.67)%(1 5)       6.39%          10.51%
Extended Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.10%            0.10%(2)           N/A             N/A
 Ratio of net investment income
  to average net assets(4) .........             0.93%            1.26%(2)           N/A             N/A
 Portfolio turnover rate ...........               38%              17%(2)           N/A             N/A
 Total return ......................           (14.53)%          36.30%(2 5)         N/A             N/A
International Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.25%            0.25%(3)           N/A             N/A
 Ratio of net investment income
  to average net assets(4) .........             1.47%            0.82%(3)           N/A             N/A
 Portfolio turnover rate ...........               45%              39%(3)           N/A             N/A
 Total return ......................           (14.85)%          20.50%(3 5)         N/A             N/A
S&P 500 Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.05%            0.05%(1)          0.05%           0.05%
 Ratio of net investment income
  to average net assets(4) .........             1.22%            1.44%(1)          1.61%           1.89%
 Portfolio turnover rate ...........               10%               7%(1)            11%              6%
 Total return ......................            (9.19)%          19.82%(1 5)       19.65%          34.77%
U.S. Equity Index Master Portfolio
 Ratio of expenses to average
  net assets(4 6) ..................             0.08%            0.08%(2)           N/A             N/A
 Ratio of net investment income
  to average net assets(4 6) .......             1.13%            1.39%(2)           N/A             N/A
 Portfolio turnover rate(8) ........               17%               9%(2)           N/A             N/A
 Total return ......................           (10.54)%          21.40%(2 5)         N/A             N/A

----------
(1) For the ten months ended December 31, 1999. The Bond Index and S&P 500 Index Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2)  Period from March 1, 1999 (commencement of operations) to December 31,

     1999.
(3)  Period from October 1, 1999 (commencement of operations) to December 31,
     1999.
(4)  Annualized for periods of less than one year.
(5)  Not annualized.
(6) Includes expenses allocated from the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).
(7) Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.
(8) Calculated on a weighted average of the portfolio turnover rates of each of the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).
(9) The voluntary reimbursement made by the investment advisor had no material impact on the total return for the year.

130

Schedule of Investments
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Bond Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                             Principal            Value
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--29.11%
-------------------------------------------------------------------------------
Aerospace/Defense--0.57%
Boeing Co. (The)
  6.13%, 02/15/33                               $      200,000   $      208,838
General Dynamics Corp.
  2.13%, 05/15/06                                      200,000          202,690
Goodrich (B.F.) Co.
  6.45%, 12/15/07                                      100,000          108,747
Lockheed Martin Corp.
  8.20%, 12/01/09                                    1,000,000        1,264,616
Northrop Grumman Corp.
  7.75%, 02/15/31                                      250,000          320,690
Raytheon Co.
  7.38%, 07/15/25                                    1,000,000        1,107,964
United Technologies Corp.
  6.10%, 05/15/12                                      150,000          172,933
  6.63%, 11/15/04                                      150,000          160,120
  6.70%, 08/01/28                                      150,000          176,821
                                                                 --------------
                                                                      3,723,419
                                                                 --------------
Airlines--0.23%
American Airlines Inc.
  7.02%, 10/15/09                                      157,000          149,879
Continental Airlines Inc.
  6.65%, 09/15/17                                      871,481          840,588
Delta Air Lines Inc.
  7.57%, 11/18/10                                      500,000          514,281
                                                                 --------------
                                                                      1,504,748
                                                                 --------------

Auto Manufacturers--0.36%
DaimlerChrysler NA Holding Corp.
  7.20%, 09/01/09                                      500,000          568,342
  8.50%, 01/18/31                                      500,000          597,500
Ford Motor Company
  6.63%, 10/01/28                                    1,125,000          936,115
General Motors Corp.
  6.25%, 05/01/05                                       75,000           78,115
  7.20%, 01/15/11                                      150,000          151,189
                                                                 --------------
                                                                      2,331,261
                                                                 --------------
Banks--7.14%
Abbey National PLC
  7.95%, 10/26/29                                      100,000          133,384
ABN Amro Bank NV
  7.13%, 06/18/07                                      250,000          291,267
Anthem Inc.
  6.80%, 08/01/12                                      250,000          291,864
Banco Santander Central Hispano
 Issuances
  7.63%, 09/14/10                                      500,000          619,923
Bank of America Corp.
  6.25%, 04/01/08                                    1,000,000        1,141,393
Bank of New York Co. Inc. (The)
  5.50%, 12/01/17                                      250,000          276,936
Bank of Tokyo--Mitsubishi Ltd.
  8.40%, 04/15/10                                      250,000          310,061
Bank One Corp.
  3.70%, 01/15/08                                      500,000          519,899
  5.90%, 11/15/11                                    1,000,000        1,130,108
BankBoston Corp.
  6.50%, 12/19/07                                      500,000          572,026
Bankers Trust Corp.
  7.25%, 10/15/11                                      250,000          295,674
Corp. Andina de Fomento
  6.88%, 03/15/12                                      150,000          170,766
Credit Suisse First Boston
  5.75%, 04/15/07                                      500,000          555,487
  6.38%, 12/16/35                                    1,000,000        1,155,235
  6.50%, 01/15/12                                      500,000          573,778
European Investment Bank
  4.00%, 03/15/05                                      500,000          522,307
  4.00%, 08/30/05                                      500,000          526,194
  4.63%, 03/01/07                                    1,000,000        1,085,777
First Union Capital Corp.
  8.04%, 12/01/26                                    1,000,000        1,161,489
First Union Corp.
  6.63%, 07/15/05                                      500,000          547,736
First Union National Bank
  7.74%, 05/17/32                                    1,493,196        1,703,006
Fleet Credit Card Master Trust II
  3.86%, 03/15/07                                    6,870,000        7,078,989
GE Global Insurance Holdings
  7.50%, 06/15/10                                      150,000          178,173
HSBC Holdings PLC
  5.25% 12/12/12                                       250,000          266,629
HSBC USA Inc.
  7.00%, 11/01/06                                      250,000          284,839
International Bank for Reconstruction &
 Development
  3.63%, 05/21/13                                      150,000          151,133
  4.13%, 08/12/09                                      500,000          539,791

  6.38%, 07/21/05                                    1,000,000        1,099,048
  7.00%, 01/27/05                                    1,500,000        1,632,438
John Deere Capital Corp.
  7.00%, 03/15/12                                      500,000          593,599
KeyCorp
  6.75%, 03/15/06                                    1,500,000        1,675,560
KFW International Finance Inc.
  2.50%, 10/17/05                                      500,000          509,773
  4.25%, 04/18/05                                      500,000          524,172
  4.75%, 01/24/07                                      500,000          542,694
  8.00%, 02/15/10                                      250,000          304,690
Korea Development Bank
  5.25%, 11/16/06                                      500,000          535,282
Landwirtschaftliche Rentenbank
  3.25%, 06/19/08                                      400,000          408,732
LB Commercial Conduit Mortgage Trust
  6.78%, 06/15/31                                    6,000,000        7,023,043
Mellon Funding Corp.
  6.38%, 02/15/10                                      500,000          584,673
National City Bank of Ohio
  3.30%, 05/15/08                                      500,000          508,561
NationsBank Corp.
  7.75%, 08/15/15                                    1,000,000        1,277,764
NiSource Finance Corp.
  7.88%, 11/15/10                                      150,000          177,105
Oesterreichische Kontrollbank AG
  5.50%, 01/20/06                                      500,000          546,901
PNC Funding Corp.
  5.75%, 08/01/06                                      250,000          275,836
Popular North America Inc.
  4.25%, 04/01/08                                      100,000          104,067
Royal Bank of Scotland Group PLC
  5.00%, 10/01/14                                      250,000          262,323
Sanwa Bank Ltd.
  7.40%, 06/15/11                                      250,000          280,317
SLM Corp.
  5.13%, 08/27/12                                      250,000          265,647
Sprint Capital Corp.
  8.38%, 03/15/12                                      500,000          598,658
SunTrust Banks Inc.
  5.05%, 07/01/07                                      500,000          545,987

                                                                             131
Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Bond Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                             Principal            Value
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
-------------------------------------------------------------------------------
Swiss Bank Corp.
  7.38%, 06/15/17                               $      100,000   $      127,402
Tyco Capital Corp.
  7.63%, 08/16/05                                    1,045,000        1,150,748
Union Bank of Switzerland
  7.25%, 07/15/06                                      250,000          287,402
US Bank NA Minnesota
  6.38%, 08/01/11                                    1,000,000        1,167,362

Wells Fargo & Company
  6.63%, 07/15/04                                      500,000          526,805
Wells Fargo Bank NA
  7.55%, 06/21/10                                    1,000,000        1,232,726
                                                                 --------------
                                                                     46,853,179
                                                                 --------------
Beverages--0.51%
Anheuser-Busch Companies Inc.
  6.80%, 01/15/31                                      500,000          606,312
Bottling Group LLC
  4.63%, 11/15/12                           1          100,000          104,520
Brown-Forman Corp.
  2.13%, 03/15/06                                      250,000          250,930
Coca-Cola Enterprises Inc.
  5.25%, 05/15/07                                      500,000          545,553
  6.13%, 08/15/11                                      250,000          286,871
  8.50%, 02/01/22                                      250,000          339,444
Diageo Capital PLC
  6.13%, 08/15/05                                    1,000,000        1,092,776
PepsiAmericas Inc.
  3.88%, 09/12/07                                      100,000          103,435
                                                                 --------------
                                                                      3,329,841
                                                                 --------------
Building Materials--0.06%
Hanson Australia Funding Ltd.
  5.25%, 03/15/13                                      100,000          102,436
Masco Corp.
  5.88%, 07/15/12                                      250,000          277,632
                                                                 --------------
                                                                        380,068
                                                                 --------------
Chemicals--0.27%
Chevron Phillips Chemical Co.
  5.38%, 06/15/07                                      500,000          539,327
Dow Chemical Co. (The)
  6.00%, 10/01/12                                      250,000          271,970
  8.63%, 04/01/06                                      500,000          573,865
Du Pont (E.I.) de Nemours
  6.75%, 10/15/04                                      250,000          266,675
Praxair Inc.
  3.95%, 06/01/13                                      150,000          148,058
                                                                 --------------
                                                                      1,799,895
                                                                 --------------
Commercial Services--0.10%
Cendant Corp.
  6.25%, 03/15/10                                      250,000          278,022
Hertz Corp.
  8.25%, 06/01/05                                      250,000          263,913
PHH Corp.
  7.13%, 03/01/13                                      100,000          113,488
                                                                 --------------
                                                                        655,423
                                                                 --------------
Computer Systems--0.02%
Computer Sciences Corp.
  7.38%, 06/15/11                                      100,000          121,602
                                                                 --------------
                                                                        121,602
                                                                 --------------

Computers--0.33%

Hewlett-Packard Co.
  5.50%, 07/01/07                                      500,000          552,675
International Business Machines Corp.
  4.75%, 11/29/12                                      500,000          525,533
  4.88%, 10/01/06                                    1,000,000        1,086,753
                                                                 --------------
                                                                      2,164,961
                                                                 --------------
Cosmetics/Personal Care--0.19%
Procter & Gamble Co.
  6.88%, 09/15/09                                    1,000,000        1,212,699
                                                                 --------------
                                                                      1,212,699
                                                                 --------------
Distribution/Wholesale--0.04%
Costco Wholesale Corp.
  5.50%, 03/15/07                                      250,000          276,006
                                                                 --------------
                                                                        276,006
                                                                 --------------
Diversified Financial Services--7.52%
American Express Co.
  3.75%, 11/20/07                                      250,000          260,514
American Express Credit Corp.
  3.00%, 05/16/08                                      250,000          251,723
American General Finance Corp.
  5.38%, 10/01/12                                      250,000          269,752
  5.88%, 07/14/06                                    1,000,000        1,103,423
American International Group Inc.
  4.25%, 05/15/13                           1          250,000          249,490
Ameriquest Mortgage Securities Inc.
  4.84%, 09/25/25                                      200,000          207,412
AMVESCAP PLC
  5.38%, 02/27/13                                      100,000          101,637
Associates Corp. NA
  6.88%, 11/15/08                                      410,000          481,861
  6.95%, 11/01/18                                      250,000          306,759
AXA Financial Inc.
  7.75%, 08/01/10                                      250,000          304,540
Bear Stearns Companies Inc.
  5.70%, 11/15/14                                      250,000          277,092
  6.63%, 10/01/04                                    1,000,000        1,065,454
Boeing Capital Corp.
  5.65%, 05/15/06                                    1,500,000        1,621,011
Burlington Resources Finance
  7.20%, 08/15/31                                      250,000          305,469
Capital One Bank
  6.88%, 02/01/06                                    1,000,000        1,073,037
Citigroup Inc.
  5.63%, 08/27/12                                      250,000          275,435
  6.00%, 02/21/12                                      500,000          568,783
  6.63%, 06/15/32                                      250,000          288,887
  6.75%, 12/01/05                                    1,000,000        1,114,949
  7.25%, 10/01/10                                      500,000          605,808
Countrywide Home Loans Inc.
  3.50%, 12/19/05                                      250,000          258,033
  5.63%, 05/15/07                                      500,000          550,688
Ford Credit Auto Owner Trust
  3.62%, 01/15/06                                      967,655          980,862
  4.36%, 09/15/36                                    2,000,000        2,094,542
Ford Motor Credit Co.
  6.88%, 02/01/06                                      850,000          901,510
  7.25%, 10/25/11                                      500,000          514,036

  7.50%, 03/15/05                                      850,000          903,268
  7.60%, 08/01/05                                      300,000          322,106
  7.88%, 06/15/10                                    1,000,000        1,071,608
FPL Group Capital Inc.
  7.38%, 06/01/09                                      100,000          120,301

132

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Bond Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                             Principal            Value
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
-------------------------------------------------------------------------------
General Electric Capital Corp.
  3.50%, 05/01/08                               $      250,000   $      255,991
  5.38%, 03/15/07                                    1,100,000        1,210,562
  6.50%, 12/10/07                                    1,000,000        1,151,094
  6.75%, 03/15/32                                    1,000,000        1,169,565
General Motors Acceptance Corp.
  5.71%, 10/15/38                                    1,000,000        1,117,702
  6.13%, 09/15/06                                      500,000          526,401
  6.75%, 01/15/06                                    1,000,000        1,061,642
  6.88%, 09/15/11                                      850,000          852,836
  7.25%, 03/02/11                                      500,000          513,051
  7.72%, 12/15/09                                    1,707,000        2,092,371
  8.00%, 11/01/31                                      250,000          245,291
Goldman Sachs Group Inc.
  5.70%, 09/01/12                                      250,000          274,657
  6.13%, 02/15/33                                      250,000          268,094
  6.60%, 01/15/12                                      250,000          290,495
  6.88%, 01/15/11                                      250,000          294,987
  7.63%, 08/17/05                                      500,000          563,447
Household Finance Corp.
  5.75%, 01/30/07                                      250,000          275,910
  6.40%, 06/17/08                                      250,000          285,379
  6.50%, 01/24/06                                      250,000          277,286
  6.50%, 11/15/08                                      500,000          574,914
  8.00%, 07/15/10                                    1,000,000        1,240,530
JP Morgan Chase & Co.
  5.25%, 05/30/07                                      500,000          548,459
  6.75%, 02/01/11                                    1,000,000        1,173,697
LB-UBS Commercial Mortgage Trust
  4.85%, 09/15/31                                    1,500,000        1,584,332
Lehman Brothers Holdings Inc.
  6.63%, 01/18/12                                      250,000          293,094
Lehman Brothers Inc.
  7.63%, 06/01/06                                    1,000,000        1,151,877
MBNA America Bank NA
  5.38%, 01/15/08                                      500,000          540,579
Merrill Lynch & Co. Inc.
  3.70%, 04/21/08                                      100,000          103,263
  6.00%, 02/17/09                                    1,000,000        1,124,159
Morgan Stanley
  6.02%, 02/15/33                                      518,167          553,505
  7.25%, 04/01/32                                      100,000          122,597
  7.69%, 02/15/20                                    1,000,000        1,152,691

  7.75%, 06/15/05                                    1,000,000        1,114,214
  8.00%, 06/15/10                                    1,000,000        1,246,485
National Rural Utilities
  3.88%, 02/15/08                                      400,000          416,675
  7.25%, 03/01/12                                      350,000          419,081
Pemex Project Funding Master Trust
  7.38%, 12/15/14                                      500,000          547,500
  8.63%, 02/01/22                                      250,000          285,625
Rio Tinto Finance USA Ltd.
  2.63%, 09/30/08                                      100,000           98,167
Saxon Asset Securities Trust
  5.53%, 07/25/31                                      400,000          412,800
Sears Roebuck Acceptance Corp.
  7.00%, 06/01/32                                      500,000          559,273
Textron Finance Corp.
  6.00%, 11/20/09                                      200,000          219,082
Toyota Motor Credit Corp.
  2.80%, 01/18/06                                      100,000          102,543
Unilever Capital Corp.
  6.88%, 11/01/05                                    1,000,000        1,116,223
Verizon Global Funding Corp.
  7.75%, 12/01/30                                      250,000          316,619
Washington Mutual Inc.
  7.50%, 08/15/06                                    1,000,000        1,157,219
                                                                 --------------
                                                                     49,351,954
                                                                 --------------
Electric--1.72%
AEP Texas Central Co.
  6.65%, 02/15/33                           1          250,000          273,604
Alabama Power Co. Series Q
  5.50%, 10/15/17                                      250,000          273,623
Alabama Power Co. Series X
  3.13%, 05/01/08                                      250,000          252,847
American Electric Power Inc.
  6.13%, 05/15/06                                      100,000          109,615
Arizona Public Service Co.
  6.50%, 03/01/12                                      250,000          285,838
Cincinnati Gas & Electric Co.
  5.70%, 09/15/12                                      250,000          274,666
Columbus Southern Power Co.
  5.50%, 03/01/13                           1          150,000          161,270
Commonwealth Edison
  7.00%, 07/01/05                                      500,000          548,937
Consolidated Edison Inc.
  4.88%, 02/01/13                                      200,000          210,872
Constellation Energy Group
  7.60%, 04/01/32                                      250,000          300,510
Consumers Energy Co.
  6.00%, 03/15/05                                      500,000          530,988
Dominion Resources Inc.
  7.63%, 07/15/05                                      500,000          556,123
  8.13%, 06/15/10                                      500,000          619,598
DTE Energy Co.
  7.05%, 06/01/11                                      500,000          584,779
Entergy Gulf States Inc.
  3.60%, 06/01/08                           1          100,000           99,398
FirstEnergy Corp.
  5.50%, 11/15/06                                      500,000          535,995
  7.38%, 11/15/31                                      250,000          280,009
Florida Power & Light Co.
  4.85%, 02/01/13                                      150,000          158,543
  5.63%, 04/01/34                                      150,000          155,770

KN Energy Inc.
  7.25%, 03/01/28                                      250,000          289,454
MidAmerican Energy Co.
  6.75%, 12/30/31                                      250,000          295,927
Niagara Mohawk Power Corp.
  7.63%, 10/01/05                                      529,268          591,487
Northern States Power Co.
  8.00%, 08/28/12                                      250,000          316,529
Oncor Electric Delivery Co.
  6.38%, 05/01/12                                      500,000          570,772
Ontario Hydro Canada
  7.45%, 03/31/13                                      500,000          645,500
PECO Energy Co.
  3.50%, 05/01/08                                      250,000          257,083
Pepco Holdings Inc.
  6.45%, 08/15/12                                      250,000          282,890
Progress Energy Inc.
  7.10%, 03/01/11                                      400,000          465,323
  7.75%, 03/01/31                                      100,000          120,111
PSEG Energy Holdings Inc.
  8.50%, 06/15/11                                      250,000          268,750
Public Service Company of Colorado
  4.88%, 03/01/13                           1          200,000          207,888
Public Service Electric & Gas Co.
  5.13%, 09/01/12                                      250,000          266,927
South Carolina Electric & Gas Co.
  5.30%, 05/15/33                                      150,000          148,715

                                                                             133

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Bond Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                             Principal            Value
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
-------------------------------------------------------------------------------
Union Electric Co.
  5.25%, 09/01/12                               $      100,000   $      108,624
Wisconsin Energy Corp.
  5.88%, 04/01/06                                      100,000          109,956
  6.50%, 04/01/11                                      100,000          114,495
                                                                 --------------
                                                                     11,273,416
                                                                 --------------
Electronics--0.02%
Avnet Inc.
  9.75%, 02/15/08                                      100,000          113,000
                                                                 --------------
                                                                        113,000
                                                                 --------------
Energy & Related--0.02%
MidAmerican Energy Holdings Co.
  3.50%, 05/15/08                           1          150,000          150,807
                                                                 --------------
                                                                        150,807
                                                                 --------------
Environmental Control--0.05%

USA Waste Services Inc.
  7.00%, 07/15/28                                      150,000          171,008
Waste Management Inc.
  6.50%, 11/15/08                                      150,000          171,500
                                                                 --------------
                                                                        342,508
                                                                 --------------
Food--1.18%
Albertson's Inc.
  7.45%, 08/01/29                                      100,000          112,948
  7.50%, 02/15/11                                      250,000          292,065
Archer-Daniels-Midland Co.
  8.38%, 04/15/17                                      500,000          679,887
ConAgra Foods Inc.
  6.00%, 09/15/06                                      500,000          553,977
  7.40%, 09/15/04                                      500,000          532,517
General Mills Inc.
  5.13%, 02/15/07                                    1,000,000        1,089,326
Heinz (H.J.) Co.
  6.63%, 07/15/11                                      250,000          294,705
Kellogg Co.
  6.60%, 04/01/11                                    1,000,000        1,172,729
Kraft Foods Inc.
  5.63%, 11/01/11                                      500,000          544,835
  6.50%, 11/01/31                                      500,000          552,076
McDonald's Corp.
  3.88%, 08/15/07                                      250,000          259,020
Safeway Inc.
  6.50%, 11/15/08                                    1,000,000        1,134,001
Sara Lee Corp.
  2.75%, 06/15/08                                      250,000          247,735
Tyson Foods Inc.
  8.25%, 10/01/11                                      250,000          296,005
                                                                 --------------
                                                                      7,761,826
                                                                 --------------
Forest Products & Paper--0.26%
International Paper Co.
  6.75%, 09/01/11                                      500,000          578,312
MeadWestvaco Corp.
  6.85%, 04/01/12                                      250,000          288,590
Weyerhaeuser Co.
  6.00%, 08/01/06                                      250,000          274,238
  6.75%, 03/15/12                                      250,000          283,800
  7.38%, 03/15/32                                      250,000          287,380
                                                                 --------------
                                                                      1,712,320
                                                                 --------------
Gas--0.11%
KeySpan Corp.
  7.63%, 11/15/10                                      500,000          613,553
Southern California Gas Co.
  4.80%, 10/01/12                                      100,000          105,099
                                                                 --------------
                                                                        718,652
                                                                 --------------
Hand/Machine Tools--0.02%
Emerson Electric Co.
  5.00%, 12/15/14                                      150,000          160,675
                                                                 --------------
                                                                        160,675
                                                                 --------------
Health Care--0.07%

Johnson & Johnson
  4.95%, 05/15/33                                      200,000          195,416
Tenet Healthcare Corp.
  5.00%, 07/01/07                                      250,000          233,750
                                                                 --------------
                                                                        429,166
                                                                 --------------
Home Builders--0.03%
Centex Corp.
  4.75%, 01/15/08                                      100,000          105,584
Pulte Homes Inc.
  7.88%, 08/01/11                                      100,000          121,424
                                                                 --------------
                                                                        227,008
                                                                 --------------
Household
Products/Wares--0.02%
Newell Rubbermaid Inc.
  4.63%, 12/15/09                                      100,000          105,961
                                                                 --------------
                                                                        105,961
                                                                 --------------
Insurance--0.37%
Allstate Corp.
  7.20%, 12/01/09                                    1,000,000        1,211,632
Chubb Corp.
  3.95%, 04/01/08                           1          100,000          103,570
CNA Financial Corp.
  6.75%, 11/15/06                                      100,000          104,506
Hartford Life Inc.
  7.38%, 03/01/31                                      250,000          296,096
Lion Connecticut Holdings Inc.
  7.63%, 08/15/26                                      100,000          121,296
MetLife Inc.
  6.50%, 12/15/32                                      100,000          114,116
Prudential Financial Inc.
  3.75%, 05/01/08                                      100,000          102,980
Radian Group Inc.
  5.63%, 02/15/13                           1          100,000          104,982
SAFECO Corp.
  4.88%, 02/01/10                                      150,000          158,583
Travelers Property Casualty Corp.
  6.38%, 03/15/33                                      100,000          109,295
                                                                 --------------
                                                                      2,427,056
                                                                 --------------
Machinery--Construction & Mining--0.19%
Caterpillar Inc.
  7.25%, 09/15/09                                    1,000,000        1,218,326
                                                                 --------------
                                                                      1,218,326
                                                                 --------------
Manufacturing--0.19%
Cooper Industries Inc.
  5.50%, 11/01/09                                      100,000          111,108
General Electric Co.
  5.00%, 02/01/13                                      400,000          422,503
Norsk Hydro ASA
  6.36%, 01/15/09                                      590,000          679,396
                                                                 --------------
                                                                      1,213,007
                                                                 --------------
Media--0.98%

AOL Time Warner Inc.
  6.88%, 05/01/12                                      500,000          570,808

134

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Bond Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                             Principal            Value
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
-------------------------------------------------------------------------------
Clear Channel Communications Inc.
  4.25%, 05/15/09                               $      400,000   $      405,000
Comcast Cable Communications
  8.38%, 05/01/07                                      500,000          590,015
Liberty Media Corp.
  7.88%, 07/15/09                                      500,000          585,724
TCI Communications Inc.
  8.75%, 08/01/15                                    1,000,000        1,296,420
Time Warner Entertainment Co.
  8.38%, 03/15/23                                    1,000,000        1,260,376
Viacom Inc.
  5.63%, 08/15/12                                      250,000          277,741
  7.75%, 06/01/05                                      250,000          278,436
  7.88%, 07/30/30                                      250,000          326,653
Walt Disney Co. (The)
  6.38%, 03/01/12                                      250,000          284,966
  6.75%, 03/30/06                                      500,000          556,796
                                                                 --------------
                                                                      6,432,935
                                                                 --------------
Mining--0.22%
Alcoa Inc.
  7.38%, 08/01/10                                    1,000,000        1,211,559
BHP Finance (USA) Ltd.
  4.80%, 04/15/13                                      250,000          260,659
                                                                 --------------
                                                                      1,472,218
                                                                 --------------
Multi-National--0.46%
Asian Development Bank
  6.75%, 06/11/07                                    1,000,000        1,167,668
Inter-American Development Bank
  7.38%, 01/15/10                                    1,000,000        1,263,031
  8.50%, 03/15/11                                      450,000          604,445
                                                                 --------------
                                                                      3,035,144
                                                                 --------------
Office/Business Equipment--0.02%
Pitney Bowes Inc.
  5.95%, 02/01/05                                      150,000          159,345
                                                                 --------------
                                                                        159,345
                                                                 --------------
Oil & Gas Producers--1.19%
Alberta Energy Co. Ltd.
  7.38%, 11/01/31                                      250,000          316,147

Amerada Hess Corp.
  7.30%, 08/15/31                                      500,000          577,908
Anadarko Petroleum Corp.
  7.15%, 05/15/28                                      500,000          594,201
Apache Finance Canada
  7.75%, 12/15/29                                      250,000          331,340
BP Capital Markets PLC
  2.35%, 06/15/06                                      500,000          505,505
  4.00%, 04/29/05                                      250,000          261,269
Conoco Funding Co.
  6.35%, 10/15/11                                      500,000          584,038
Devon Financing Corp. ULC
  6.88%, 09/30/11                                    1,000,000        1,173,034
Enterprise Products
  6.88%, 03/01/33                           1          100,000          113,259
Lasmo (USA) Inc.
  6.75%, 12/15/07                                      100,000          116,759
Marathon Oil Corp.
  6.13%, 03/15/12                                      500,000          560,611
Occidental Petroleum Corp.
  7.20%, 04/01/28                                      250,000          305,114
Petroleos Mexicanos
  9.38%, 12/02/08                                      500,000          611,250
Phillips 66 Capital Trust II
  8.00%, 01/15/37                                    1,000,000        1,177,728
Transocean Inc.
  6.75%, 04/15/05                                      250,000          270,002
Union Oil Co. of California
  5.05%, 10/01/12                                      100,000          104,558
Valero Energy Corp.
  4.75%, 06/15/13                                      200,000          195,530
                                                                 --------------
                                                                      7,798,253
                                                                 --------------
Pharmaceuticals--0.40%
Abbott Laboratories
  5.13%, 07/01/04                                      250,000          259,568
American Home Products Corp.
  6.25%, 03/15/06                                      500,000          554,417
Bristol-Myers Squibb Co.
  5.75%, 10/01/11                                      500,000          556,447
Lilly (Eli) & Co.
  2.90%, 03/15/08                                      150,000          151,067
Merck & Co. Inc.
  4.38%, 02/15/13                                      200,000          207,037
Pharmacia Corp.
  6.50%, 12/01/18                                      500,000          622,402
Wyeth
  5.25%, 03/15/13                                      250,000          264,177
                                                                 --------------
                                                                      2,615,115
                                                                 --------------
Pipelines--0.30%
Duke Energy Field Services Corp.
  7.50%, 08/16/05                                      500,000          546,753
  7.88%, 08/16/10                                      500,000          601,788
Kinder Morgan Energy
Partners LP
  5.35%, 08/15/07                                      500,000          544,965
TransCanada PipeLines Ltd.
  4.00%, 06/15/13                                      250,000          243,778
                                                                 --------------
                                                                      1,937,284
                                                                 --------------

Publishing--0.18%
News America Holdings Inc.
  7.60%, 10/11/15                                    1,000,000        1,210,104
                                                                 --------------
                                                                      1,210,104
                                                                 --------------
Real Estate--0.13%
EOP Operating LP
  7.00%, 07/15/11                                      500,000          580,285
ERP Operating LP
  5.20%, 04/01/13                                      250,000          261,431
                                                                 --------------
                                                                        841,716
                                                                 --------------
Real Estate Investment
Trusts--0.10%
Archstone-Smith Trust
  5.00%, 08/15/07                                      100,000          106,326
Boston Properties Inc.
  6.25%, 01/15/13                                      250,000          273,765
Simon Property Group Inc.
  6.35%, 08/28/12                                      250,000          277,006
                                                                 --------------
                                                                        657,097
                                                                 --------------
Retail--0.52%
Fred Meyer Inc.
  7.45%, 03/01/08                                    1,000,000        1,165,182
May Department Stores Co.
  7.90%, 10/15/07                                      250,000          297,562
Target Corp.
  7.00%, 07/15/31                                      500,000          598,409
Wal-Mart Stores Inc.
  7.55%, 02/15/30                                    1,000,000        1,320,692
                                                                 --------------
                                                                      3,381,845
                                                                 --------------

                                                                             135

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Bond Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                             Principal            Value
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
-------------------------------------------------------------------------------
Telecommunication Equipment--0.08%
Motorola Inc.
  6.75%, 02/01/06                               $      500,000   $      545,000
                                                                 --------------
                                                                        545,000
                                                                 --------------
Telecommunications--0.71%
Alltel Corp.
  7.00%, 07/01/12                                      250,000          303,450
AT&T Wireless Services Inc.

  7.88%, 03/01/11                                      750,000          885,767
British Telecom PLC
  7.88%, 12/15/05                                      500,000          569,420
  8.38%, 12/15/10                                      500,000          632,340
Citizens Communications
  8.50%, 05/15/06                                      500,000          579,906
Cox Communications Inc.
  4.63%, 06/01/13                                      250,000          250,481
  7.50%, 08/15/04                                      250,000          265,337
Verizon Wireless Inc.
  5.38%, 12/15/06                                      500,000          549,172
Vodafone Group PLC
  7.75%, 02/15/10                                      500,000          615,216
                                                                 --------------
                                                                      4,651,089
                                                                 --------------
Telephone--1.39%
AT&T Corp.
  7.00%, 11/15/06                                      250,000          278,052
  8.50%, 11/15/31                                      500,000          566,945
BellSouth Corp.
  6.00%, 10/15/11                                      250,000          285,700
  6.88%, 10/15/31                                      500,000          588,551
Deutsche Telekom International
 Finance AG
  8.50%, 06/15/10                                    1,000,000        1,228,379
France Telecom SA
  8.70%, 03/01/06                                      200,000          228,134
  9.25%, 03/01/11                                      250,000          314,641
  10.00%, 03/01/31                                     250,000          345,934
GTE Corp.
  7.51%, 04/01/09                                      500,000          599,507
Koninklijke KPN NV
  8.00%, 10/01/10                                      500,000          618,982
Pacific Bell
  7.13%, 03/15/26                                      250,000          299,682
SBC Communications Inc.
  5.75%, 05/02/06                                      250,000          276,104
  6.25%, 03/15/11                                      250,000          286,766
Sprint Capital Corp.
  6.13%, 11/15/08                                    1,000,000        1,085,327
Telefonica Europe BV
  8.25%, 09/15/30                                      500,000          654,227
Verizon New York Inc.
  7.38%, 04/01/32                                      500,000          620,399
Verizon Pennsylvania Inc.
  5.65%, 11/15/11                                      500,000          551,788
Verizon Virginia Inc.
  4.63%, 03/15/13                                      250,000          256,774
                                                                 --------------
                                                                      9,085,892
                                                                 --------------
Tobacco--0.04%
Philip Morris
  7.00%, 07/15/05                                      250,000          265,158
                                                                 --------------
                                                                        265,158
                                                                 --------------
Transportation--0.80%
Burlington Northern Santa Fe Corp.
  7.13%, 12/15/10                                    1,000,000        1,207,335
Canadian National Railway Co.
  6.45%, 07/15/06                                      800,000          894,982
CSX Corp.

  7.95%, 05/01/27                                      580,000          742,557
Norfolk Southern Corp.
  7.70%, 05/15/17                                    1,000,000        1,278,134
Union Pacific Corp.
  6.79%, 11/09/07                                    1,000,000        1,144,693
                                                                 --------------
                                                                      5,267,701
                                                                 --------------
TOTAL CORPORATE BONDS & NOTES
 (Cost: $174,105,095)                                               190,914,680
                                                                 --------------

-------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS & NOTES(4)--2.11%
-------------------------------------------------------------------------------
British Columbia (Province of)
  6.50%, 01/15/26                                      250,000          299,698
Canada (Government of)
  5.25%, 11/05/08                                      250,000          282,219
Chile (Republic of)
  5.50%, 01/15/13                                      150,000          158,700
Finland (Republic Of)
  6.95%, 02/15/26                                      250,000          318,489
Hydro-Quebec
  6.30%, 05/11/11                                      500,000          588,265
Israel (State of)
  4.63%, 06/15/13                                      100,000           97,391
Italy (Republic of)
  4.38%, 10/25/06                                    1,000,000        1,071,712
  6.00%, 02/22/11                                    1,000,000        1,166,933
  6.88%, 09/27/23                                      250,000          315,636
Korea (Republic of)
  8.88%, 04/15/08                                      250,000          311,775
Lombardy (Region of)
  5.80%, 10/25/32                                      100,000          110,853
Malaysia (Government of)
  7.50%, 07/15/11                                      250,000          304,200
Manitoba (Province of)
  4.25%, 11/20/06                                    1,000,000        1,068,775
Mexico Government International Bond
  9.88%, 01/15/07                                      250,000          307,875
New Brunswick (Province of)
  3.50%, 10/23/07                                      150,000          156,457
Nova Scotia (Province of)
  5.75%, 02/27/12                                      500,000          570,488
Ontario (Province of)
  3.28%, 03/28/08                                      250,000          256,141
  7.63%, 06/22/04                                    1,000,000        1,062,884
Quebec (Province of)
  5.75%, 02/15/09                                    1,000,000        1,135,329
  6.13%, 01/22/11                                    1,000,000        1,163,505
Saskatchewan (Province of)
  7.38%, 07/15/13                                      230,000          296,278
South Africa (Republic of)
  7.38%, 04/25/12                                      250,000          286,875
United Mexican States
  6.38%, 01/16/13                                      500,000          530,000
  8.13%, 12/30/19                                    1,000,000        1,140,000
  8.30%, 08/15/31                                      250,000          287,875
  8.50%, 02/01/06                                      500,000          579,750
                                                                 --------------
TOTAL FOREIGN GOVERNMENT BONDS & NOTES
 (Cost: $12,756,242)                                                 13,868,103
                                                                 --------------

136

June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Bond Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                             Principal            Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS--66.26%
-------------------------------------------------------------------------------
U.S. Government Securities--22.10%
U.S. Treasury Bonds
  5.25%, 02/15/29                               $    1,700,000   $    1,851,074
  5.38%, 02/15/31                                    1,500,000        1,689,082
  6.00%, 02/15/26                                    1,800,000        2,151,634
  6.13%, 11/15/27                                    2,600,000        3,164,892
  6.25%, 05/15/30                                      700,000          871,445
  6.50%, 11/15/26                                    1,950,000        2,473,834
  7.13%, 02/15/23                                    2,700,000        3,618,105
  7.25%, 05/15/16                                    1,800,000        2,393,860
  7.63%, 02/15/25                                    3,200,000        4,549,875
  8.00%, 11/15/21                                    4,250,000        6,157,022
  8.13%, 08/15/19                                    1,850,000        2,675,635
  8.75%, 11/15/08                                      500,000          514,160
  8.75%, 05/15/17                                    1,600,000        2,394,938
  8.75%, 05/15/20                                    1,800,000        2,753,789
  9.13%, 05/15/18                                    1,500,000        2,326,230
  9.25%, 02/15/16                                      600,000          918,680
  9.38%, 02/15/06                                      800,000          961,531
  9.88%, 11/15/15                                      400,000          635,656
 10.38%, 11/15/09                                    3,100,000        3,482,779
 10.38%, 11/15/12                                    1,300,000        1,731,691
 11.25%, 02/15/15                                      650,000        1,107,640
 11.75%, 11/15/14                                      500,000          755,820
 12.50%, 08/15/14                                      400,000          617,016
 12.75%, 11/15/10                                      200,000          251,984
 13.25%, 05/15/14                                      850,000        1,330,515
 13.88%, 05/15/11                                      600,000          803,602
U.S. Treasury Notes
  1.50%, 02/28/05                                    6,700,000        6,732,193
  1.75%, 12/31/04                                      750,000          756,504
  1.88%, 09/30/04                                    3,000,000        3,029,532
  2.13%, 08/31/04                                    4,750,000        4,808,078
  2.88%, 06/30/04                                    2,000,000        2,036,406
  3.00%, 11/15/07                                   10,270,000       10,593,341
  3.50%, 11/15/06                                    2,300,000        2,424,435
  3.88%, 02/15/13                                    5,860,000        6,030,075
  4.00%, 11/15/12                                    4,250,000        4,422,490
  4.38%, 05/15/07                                    2,000,000        2,172,812
  4.38%, 08/15/12                                      550,000          589,725
  4.63%, 05/15/06                                    5,550,000        6,016,328
  4.75%, 11/15/08                                      900,000          997,699
  4.88%, 02/15/12                                    2,500,000        2,778,905
  5.50%, 05/15/09                                      800,000          921,438
  5.63%, 02/15/06                                    1,000,000        1,105,664
  5.63%, 05/15/08                                    2,500,000        2,866,015

  5.75%, 11/15/05                                    4,200,000        4,622,461
  5.75%, 08/15/10                                    1,600,000        1,872,813
  5.88%, 11/15/04                                    1,800,000        1,915,664
  6.00%, 08/15/04                                    4,200,000        4,431,328
  6.00%, 08/15/09                                    2,000,000        2,359,140
  6.13%, 08/15/07                                    3,100,000        3,585,950
  6.25%, 02/15/07                                    1,200,000        1,380,000
  6.50%, 05/15/05                                    1,000,000        1,096,719
  6.50%, 08/15/05                                    2,400,000        2,659,313
  6.50%, 02/15/10                                    1,800,000        2,183,695
  6.75%, 05/15/05                                    4,000,000        4,405,156
  6.88%, 05/15/06                                    1,100,000        1,260,575
  7.00%, 07/15/06                                    1,400,000        1,618,093
  7.88%, 11/15/04                                    1,000,000        1,091,367
                                                                 --------------
                                                                    144,946,403
                                                                 --------------
Mortgage-Backed Securities--32.06%
Federal Home Loan Mortgage Corporation
  5.00%, 05/01/18                               $    5,977,600   $    6,179,282
  5.50%, 01/01/17                                    1,340,986        1,391,048
  5.50%, 03/01/17                                    6,184,905        6,414,895
  5.50%, 04/01/17                                    1,443,028        1,496,688
  5.50%, 04/01/33                                    2,996,841        3,095,936
  5.50%, 07/01/33                           2       10,000,000       10,315,620
  6.00%, 11/01/16                                      508,807          529,168
  6.00%, 02/01/17                                      569,113          591,887
  6.00%, 04/01/17                                      640,179          665,741
  6.00%, 05/01/17                                      514,774          535,328
  6.00%, 06/01/17                                      705,965          734,154
  6.00%, 09/01/32                                   11,097,801       11,506,645
  6.00%, 11/01/32                                    1,801,820        1,868,199
  6.50%, 01/01/17                                    2,532,194        2,659,670
  6.50%, 06/01/31                                    1,248,145        1,298,839
  6.50%, 09/01/31                                      413,473          430,267
  6.50%, 11/01/31                                      625,800          651,217
  7.00%, 02/01/16                                    1,521,924        1,616,709
  7.00%, 12/01/31                                    2,248,550        2,357,349
  7.00%, 01/01/32                                    2,934,354        3,076,338
  7.00%, 04/01/32                                    1,229,091        1,288,841
  7.50%, 06/01/27                                      848,718          904,183
  7.50%, 01/01/28                                    1,462,105        1,557,656
  7.50%, 10/01/29                                    1,299,246        1,387,264
  8.00%, 12/01/24                                    3,547,962        3,850,787
Federal National Mortgage Association
  4.50%, 07/01/18                           2        4,000,000        4,080,000
  5.00%, 05/01/18                                   11,951,165       12,360,244
  5.00%, 07/01/18                           2        3,000,000        3,098,436
  5.00%, 07/01/33                           2        2,000,000        2,031,876
  5.50%, 06/01/33                                    9,990,424       10,343,601
  5.50%, 07/01/33                           2       11,000,000       11,367,818
  6.00%, 06/01/16                                      431,570          450,444
  6.00%, 07/01/16                                      604,212          630,637
  6.00%, 01/01/17                                      629,514          657,045
  6.00%, 07/01/17                                    6,015,725        6,278,927
  6.00%, 12/01/32                                    9,752,684       10,138,914
  6.00%, 01/01/33                                   10,285,897       10,693,243
  6.50%, 02/01/17                                    1,781,635        1,879,516
  6.50%, 01/01/29                                   12,891,892       13,462,218
  6.50%, 08/01/32                                   13,570,629       14,151,890
  6.50%, 09/01/32                                    2,137,853        2,229,422
  7.00%, 03/01/30                                    2,724,907        2,870,985
  7.00%, 08/01/31                                    1,887,341        1,987,555

  7.00%, 02/01/32                                    2,465,682        2,596,603
  7.50%, 06/01/30                                      265,922          282,534
  7.50%, 07/01/31                                      306,665          325,966
Government National Mortgage Association
  5.50%, 06/15/33                                    4,000,000        4,173,750
  6.00%, 02/15/33                                    6,664,830        6,989,741
  6.50%, 09/15/31                                      362,375          380,527
  6.50%, 03/15/32                                      628,231          659,661
  6.50%, 04/15/32                                      504,262          529,490
  6.50%, 05/15/32                                    7,126,009        7,482,521
  6.50%, 10/15/32                                      810,839          851,405
  7.00%, 09/15/31                                    5,212,654        5,507,998
  7.50%, 12/15/23                                    5,065,709        5,424,670
                                                                 --------------
                                                                    210,321,348
                                                                 --------------
U.S. Government Agency Obligations--12.10%
Federal Home Loan Bank
  5.38%, 05/15/06                                    3,000,000        3,297,963
  5.95%, 07/28/08                                    3,500,000        4,046,556
  6.09%, 06/02/06                                    1,500,000        1,682,664
  6.75%, 08/15/07                                      700,000          819,964

                                                                             137

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Bond Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                             Principal            Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS--(Continued)
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
  2.88%, 09/15/05                               $    6,460,000   $    6,650,828
  3.50%, 09/15/07                                    6,400,000        6,690,694
  4.75%, 10/11/12                                    2,000,000        2,065,050
  5.50%, 07/15/06                                    1,600,000        1,770,619
  5.75%, 03/15/09                                      500,000          574,306
  5.75%, 01/15/12                                    2,200,000        2,531,245
  6.25%, 07/15/32                                    1,720,000        2,023,795
  6.75%, 09/15/29                                       70,000           86,731
  6.88%, 01/15/05                                    3,500,000        3,797,206
  6.88%, 09/15/10                                      200,000          244,626
  7.00%, 07/15/05                                    1,000,000        1,111,321
Federal National Mortgage Association
  0.00%, 06/01/17                                    1,000,000          508,545
  3.00%, 06/15/04                                    3,000,000        3,051,852
  3.50%, 09/15/04                                    3,800,000        3,907,312
  3.88%, 03/15/05                                    6,000,000        6,263,748
  5.25%, 03/22/07                                    2,000,000        2,053,490
  5.25%, 01/15/09                                    1,000,000        1,122,821
  5.50%, 03/15/11                                    3,300,000        3,743,965
  5.88%, 02/02/06                                    1,700,000        1,876,151
  6.00%, 05/15/11                                    1,500,000        1,753,650
  6.25%, 02/01/11                                    1,000,000        1,153,224
  6.38%, 06/15/09                                      394,000          466,615
  6.50%, 08/15/04                                    1,500,000        1,589,228

  6.63%, 10/15/07                                    1,000,000        1,172,241
  6.63%, 11/15/10                                    2,000,000        2,417,804
  7.00%, 07/15/05                                    3,500,000        3,889,130
  7.25%, 01/15/10                                      800,000          992,245
Financing Corp.
  8.60%, 09/26/19                                    1,150,000        1,673,726
  9.65%, 11/02/18                                      500,000          781,896
Tennessee Valley Authority
  6.25%, 12/15/17                                    1,600,000        1,912,094
  6.88%, 12/15/43                                    1,000,000        1,056,431
  7.13%, 05/01/30                                      450,000          586,583
                                                                    -----------
                                                                     79,366,319
                                                                    -----------
TOTAL U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS
 (Cost: $417,266,677)                                               434,634,070
                                                                 --------------

-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--24.08%
-------------------------------------------------------------------------------
Barclays Global Investors
 Funds Institutional Money Market Fund,
 Institutional Shares                       3      114,368,860      114,368,860
Barclays Global Investors
 Funds Prime Money Market Fund,
 Institutional Shares                       3       16,478,851       16,478,851
BlackRock Temp Cash Money Market Fund       3          831,016          831,016
Short Term Investment Co.--Liquid Assets
 Money Market Portfolio                     3        4,321,079        4,321,079
Short Term Investment Co.--Prime Money
 Market Portfolio, Institutional Shares     3        1,830,983        1,830,983

-------------------------------------------------------------------------------
Security                                             Principal            Value
-------------------------------------------------------------------------------
Abbey National Treasury Services PLC,
 Time Deposit
  1.38%, 07/01/03                           3   $    1,098,590   $    1,098,590
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04                           3          915,354          915,354
  1.17%, 08/15/03                           3        1,373,314        1,373,314
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%, 10/30/03                           3          732,393          732,393
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04                           3          805,592          805,592
  1.31%, 05/24/04                           3        1,830,800        1,830,800
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04                           3        1,830,709        1,830,709
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04                           3          915,492          915,492
HBOS Treasury Services PLC, Floating
 Rate Note
  1.27%, 06/24/04                           3        1,830,983        1,830,983

Holmes Financing PLC, Floating Rate
 Bond
  1.14%, 04/15/04                           3          366,197          366,197
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04                           3          915,446          915,446
  1.22%, 04/13/04                           3          915,446          915,446
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04                           3          915,309          915,309
  1.08%, 03/29/04                           3          915,492          915,492
  1.29%, 05/04/04                           3          915,446          915,446
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03                           3        1,830,892        1,830,892
White Pine Finance LLC, Floating Rate
 Note
  1.07%, 04/20/04                           3          915,492          915,492
  1.14%, 05/17/04                           3        1,098,590        1,098,590
                                                                 --------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $157,952,326)                                               157,952,326
                                                                 --------------

-------------------------------------------------------------------------------
Security                                             Principal            Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.20%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement,
 dated 06/30/03, due 07/01/03, with an
 effective yield of 1.30%.                  3          915,492          915,492
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03,
 due 07/01/03, with an effective yield
 of 1.38%.                                  3          366,197          366,197
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $1,281,689)                                                   1,281,689
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES--121.76%
 (Cost $763,362,029)                                                798,650,868
Other Assets, Less Liabilities--(21.76%)                           (142,712,380)
                                                                 --------------
NET ASSETS--100.00%                                              $  655,938,488
                                                                 ==============

Notes to the Schedule of Investments:
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2 TBA.
3 All or a portion of this security represents investments of securities lending collateral.
4 Investments are denominated in U.S. dollars.

138  The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index

Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--98.69%
-------------------------------------------------------------------------------
Advertising--0.59%
ADVO Inc.                                   1            1,702   $       75,569
APAC Customer Services Inc.                 1            3,944           10,057
Catalina Marketing Corp.                    1            4,263           75,242
Donnelley (R.H.) Corp.                      1            2,230           81,328
Getty Images Inc.                           1            3,963          163,672
Grey Global Group Inc.                                      55           42,488
Harte-Hanks Inc.                                         5,803          110,257
Interep National Radio Sales Inc.
 Class A                                    1            3,040            8,482
Lamar Advertising Co.                       1            5,672          199,711
MKTG Services Inc.                          1              163              245
Modem Media Inc.                            1            2,000            7,960
Obie Media Corp.                            1            1,917            3,796
SITEL Corp.                                 1            4,768            7,390
24/7 Real Media Inc.                        1            2,732            2,213
ValueVision Media Inc. Class A              1            2,142           29,195
West Corp.                                  1            4,233          112,809
                                                                 --------------
                                                                        930,414
                                                                 --------------
Aerospace/Defense--0.57%
AAR Corp.                                                2,040           14,402
Alliant Techsystems Inc.                    1            2,389          124,013
BE Aerospace Inc.                           1            2,187            7,239
Curtiss-Wright Corp.                                     1,056           66,739
DRS Technologies Inc.                       1            1,200           33,504
Fairchild Corp. (The) Class A               1            6,531           26,320
GenCorp Inc.                                             2,957           26,288
HEICO Corp.                                              1,209           14,750
HEICO Corp. Class A                                      1,469           13,148
Integrated Defense Technologies Inc.        1              910           14,114
Kreisler Manufacturing Corp.                1            2,500           12,000
L-3 Communications Holdings Inc.            1            6,315          274,639
Orbital Sciences Corp.                      1            4,247           31,003
Sequa Corp. Class A                         1              864           29,635
Teledyne Technologies Inc.                  1            1,800           23,580
Titan Corp. (The)                           1            4,376           45,029
United Defense Industries Inc.              1            1,873           48,586
Veridian Corp.                              1            2,824           98,529
                                                                 --------------
                                                                        903,518
                                                                 --------------
Agriculture--0.21%
Bunge Ltd.                                               8,044          230,058

Delta & Pine Land Co.                                    3,114           68,446
DIMON Inc.                                               4,000           28,640
Northland Cranberries Inc. Class A          1              532              426
Scheid Vineyards Inc. Class A               1            1,000            3,000
                                                                 --------------
                                                                        330,570
                                                                 --------------
Airlines--0.43%
Airtran Holdings Inc.                       1            3,693           38,666
Alaska Air Group Inc.                       1            1,965           42,149
American West Holdings Corp. Class B        1            2,024           13,763
AMR Corp.                                   1            7,100           78,100
Atlantic Coast Airlines Holdings Inc.       1            2,718           36,666
Continental Airlines Inc. Class B           1            4,790           71,706
ExpressJet Holdings Inc.                    1            4,357           65,791
JetBlue Airways Corp.                       1            4,358          184,300
Midwest Express Holdings Inc.               1            1,830            4,795
Northwest Airlines Corp.                    1            6,335           71,522
SkyWest Inc.                                             3,866           73,686
                                                                 --------------
                                                                        681,144
                                                                 --------------
Apparel--0.33%
Cherokee Inc.                               1            1,989           39,820
Dickie Walker Marine Inc.                   1            1,800            3,366
Gymboree Corp.                              1            2,800           46,984
JLM Couture Inc.                            1            2,100           10,920
K-Swiss Inc. Class A                                       860           29,687
Oxford Industries Inc.                                   1,514           62,861
Phillips-Van Heusen Corp.                                2,403           32,753
Quiksilver Inc.                             1            3,338           55,044
Stride Rite Corp.                                        4,777           47,579
Timberland Co. Class A                      1            2,513          132,837
Unifi Inc.                                  1            4,132           25,618
Warnaco Group Inc. (The)                    1            2,872           38,628
                                                                 --------------
                                                                        526,097
                                                                 --------------
Auto Manufacturers--0.23%
Aftermarket Technology Corp.                1            1,845           19,391
American Axle & Manufacturing
 Holdings Inc.                              1            3,100           74,090
CLARCOR Inc.                                             1,991           76,753
Dura Automotive Systems Inc.                1            1,122           11,007
Hastings Manufacturing Co.                  1            1,700            9,605
Oshkosh Truck Corp.                                      1,007           59,735

Smith (A.O.) Corp.                                       1,742           49,037
Starcraft Corp.                             1            1,683           34,720
Titan International Inc.                                 2,171            2,692
Wabash National Corp.                       1            2,527           35,454
                                                                 --------------
                                                                        372,484
                                                                 --------------
Auto Parts & Equipment--0.43%
 ArvinMeritor Inc.                                       4,538           91,577
Bandag Inc.                                              1,921           71,596
BorgWarner Inc.                                          2,275          146,510
Collins & Aikman Corp.                      1            2,400            7,080
Edelbrock Corp.                                          1,907           19,737
Lear Corp.                                  1            4,050          186,381
Modine Manufacturing Co.                                 1,524           29,520
Strattec Security Corp.                     1              247           13,140
Superior Industries International Inc.                   2,140           89,238

                                                                             139

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Tenneco Automotive Inc.                     1            6,600   $       23,760
Tower Automotive Inc.                       1            3,068           11,229
                                                                 --------------
                                                                        689,768
                                                                 --------------
Banks--9.53%
AMB Financial Corp.                                      2,250           32,715
AMCORE Financial Inc.                                    2,295           53,428
American Pacific Bank Class B               1            4,500           33,525
Anchor BanCorp Wisconsin Inc.                            2,823           67,441
Arch Capital Group Ltd.                     1            3,575          124,160
Associated Bancorp                                       4,920          181,450
Astoria Financial Corp.                                  5,892          164,564
Banc Corp. (The)                                         1,790           12,011
BancFirst Corp.                                            642           33,294
BancorpSouth Inc.                                        5,411          112,819
Bank Mutual Corp.                                        1,500           48,750
Bank of Hawaii Corp.                                     4,988          165,352

Banknorth Group Inc.                                    10,413          265,740
Bay View Capital Corp.                      1            3,641           21,045
Blue River Bancshares Inc.                  1            2,893           13,597
BOK Financial Corp.                         1            4,283          165,195
Boston Private Financial Holdings Inc.                   1,600           33,728
BostonFed Bancorp Inc.                                   1,892           50,914
Brookline Bancorp Inc.                                   7,531          105,434
Bryn Mawr Bank Corp.                                     1,058           39,220
Capital Bank Corp.                                       2,500           37,300
Capital City Bank Group Inc.                             1,782           64,508
Capital Crossing Bank                       1            2,481           59,742
Cathay Bancorp Inc.                                      1,802           80,333
CFS Bancorp Inc.                                         3,746           52,819
Chemical Financial Corp.                                 2,958           88,148
Chester Bancorp Inc.                                     1,100           23,100
Chester Valley Bancorp                                   1,356           25,913
Chittenden Corp.                                         2,577           70,481
Citizens Banking Corp.                                   2,645           70,807
Citizens First Financial Corp.                           1,522           36,528
City National Corp.                                      4,398          195,975
CoBiz Inc.                                               1,419           19,213
Colonial BancGroup Inc. (The)                            8,391          116,383
Commerce Bancorp Inc.                                    4,204          155,968
Commerce Bancshares Inc.                                 4,756          185,246
Commercial Federal Corp.                                 3,700           78,440
Community First Bankshares Inc.                          2,411           65,820
Community Trust Bancorp Inc.                             1,100           28,754
Compass Bancshares Inc.                                  8,353          291,770
Connecticut Bankshares Inc.                              1,088           42,704
Corus Bankshares Inc.                                    1,651           79,958
Cullen/Frost Bankers Inc.                                3,945          126,634
CVB Financial Corp.                                      4,322           84,365
Dime Community Bancshares                                1,833           46,650
Downey Financial Corp.                                   1,706           70,458
East West Bancorp Inc.                                   2,200           79,508
Farmers Capital Bank Corp.                               1,246           39,822
Fidelity Bankshares Inc.                                 3,019           67,324
Fidelity Southern Corp.                                  2,763           31,885

Financial Institutions Inc.                              1,499           35,226
First Bancorp                                            3,199           87,813
First Bancorp North Carolina                               858           22,231
First Citizens BancShares Inc. Class A                     909           91,664
First Commonwealth Financial Corp.                       3,111           40,319
First Community Bancorp                                    865           26,962
First Federal Financial of Kentucky                        607           19,831
First Financial Bancorp                                  3,790           60,640
First Kansas Financial Corp.                             1,900           33,155
First Merchants Corp.                                      849           20,639
First Midwest Bancorp Inc.                               2,848           82,051
First Niagara Financial Group Inc.                       7,581          105,831
First Oak Brook Bancshares Class A                         713           23,522
First Republic Bank                         1            1,165           30,989
First Sentinel Bancorp Inc.                              4,730           75,538
1st Source Corp.                                         2,146           39,830
First Virginia Banks Inc.                                4,684          201,974
FIRSTFED AMERICA BANCORP INC.                            1,289           44,470
FirstFed Financial Corp.                    1            1,845           65,110
FirstMerit Corp.                                         5,590          127,787
Flagstar Bancorp Inc.                                    2,852           69,731
FMS Financial Corp.                                      1,000           16,400
FNB Corp.--Florida Shares                                2,664           80,613
Frontier Financial Corp.                                 2,004           56,934
Fulton Financial Corp.                                   6,526          129,672
GA Financial Inc.                                        1,963           49,369
GBC Bancorp                                              1,033           39,667
Glacier Bancorp Inc.                                     1,512           37,225
Greater Bay Bancorp                                      3,163           64,588
GreenPoint Financial Corp.                               6,526          332,434

140

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)

-------------------------------------------------------------------------------
Hancock Holding Co.                                      1,752   $       82,449
Harbor Florida Bancshares Inc.                           4,183          100,225
Hibernia Corp. Class A                                  10,096          183,343
Home City Financial Corp.                                  800           11,280
Home Financial Bancorp                                   2,015           10,377
Horizon Financial Services Corp.                           900           11,700
Hudson City Bancorp Inc.                                13,600          347,752
Hudson River Bancorp Inc.                                1,500           41,880
Hudson United Bancorp                                    2,924           99,855
Independence Community Bank Corp.                        4,216          118,976
Independent Bank Corp. (Massachusetts)                   1,748           39,487
Independent Bank Corp. (Michigan)                        3,430           88,117
IndyMac Bancorp Inc.                                     4,338          110,272
Integra Bank Corp.                                       1,697           29,205
International Bancshares Corp.                           3,044          108,236
Investors Financial Services Corp.                       4,200          121,842
Irwin Financial Corp.                                    2,369           61,357
Local Financial Corp.                       1            1,300           18,772
M&T Bank Corp.                                           7,494          631,145
MAF Bancorp Inc.                                         2,336           86,596
Main Street Banks Inc.                                   1,000           25,300
Medallion Financial Corp.                                1,916           13,431
Mercantile Bankshares Corp.                              4,724          186,031
Merchants Bancshares Inc.                                1,143           29,718
MidWestOne Financial Group Inc.                          1,062           17,045
National Commerce Financial Corp.                       13,426          297,923
National Penn Bancshares Inc.                            1,926           54,082
Net.B@nk Inc.                                            5,701           75,025
New York Community Bancorp Inc.                          9,143          265,970
Northwest Bancorp Inc.                                   5,896           94,336
NSD Bancorp Inc.                                         1,103           29,340
Ocwen Financial Corp.                       1            6,716           30,491
Old National Bancorp                                     4,977          114,471
Pacific Capital Bancorp                                  1,973           69,154
Pacific Premier Bancorp Inc.                1            1,953           14,923
Park National Corp.                                      1,026          117,220

Parkvale Financial Corp.                                 1,233           30,307
Patriot Bank Corp.                                       4,540           81,675
Peoples Bancorp Inc.                                     1,518           38,360
People's Bank                                            4,591          133,093
Peoples Financial Corp.                                    700           10,220
Popular Inc.                                             8,057          310,920
Provident Bankshares Corp.                               2,688           68,302
Provident Financial Group Inc.                           2,864           73,404
R&G Financial Corp. Class B                              2,074           61,598
Republic Bancorp Inc.                                    5,643           75,729
Republic Bancorp Inc. Class A                            2,640           39,151
Republic Bancshares Inc.                                 1,754           43,868
Riggs National Corp.                                     2,971           45,219
Roslyn Bancorp Inc.                                      6,978          149,957
Royal Bancshares of Pennsylvania Class A                 1,585           33,840
S&T Bancorp Inc.                                         3,736          102,478
Santander BanCorp                                        4,147           67,845
Silicon Valley Bancshares                   1            2,626           62,525
Simmons First National Corp. Class A                     1,822           36,458
Sky Financial Group Inc.                                 5,391          117,093
Sobieski Bancorp Inc.                                    1,600           20,800
SoundView Technology Group Inc.             1              960            9,715
South Financial Group Inc. (The)                         4,373          102,022
SouthFirst Bancshares Inc.                                 800           11,040
Southwest Bancorp of Texas Inc.             1            2,143           69,669
Sovereign Bancorp Inc.                                  17,225          269,571
Staten Island Bancorp Inc.                               4,184           81,504
Sterling Bancorp (New York)                              1,716           47,859
Sterling Bancshares Inc.                                 3,142           41,097
Sterling Financial Corp. (Pennsylvania)                  1,995           46,384
Sterling Financial Corp. (Washington)       1            2,744           66,844
Suffolk Bancorp                                          3,600          115,920
Susquehanna Bancshares Inc.                              3,704           86,488
TCF Financial Corp.                                      4,841          192,865
Texas Regional Bancshares Inc. Class A                   2,801           97,195
Tompkins Trustco Inc.                                    1,000           44,650

Trust Co. of New Jersey (The)                            2,085           63,175
TrustCo Bank Corp. NY                                    5,945           65,871
Trustmark Corp.                                          3,856           98,212
UCBH Holdings Inc.                                       2,396           68,717
UMB Financial Corp.                                      1,991           84,418
Umpqua Holdings Corp.                                    1,230           23,358
UnionBanCal Corp.                                        9,695          401,082
United Bancshares Inc.                                   2,324           66,583

                                                                             141

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
United National Bancorp                                  1,684   $       46,462
United Tennessee Bankshares Inc.                         1,100           15,400
Unizan Financial Corp.                                   3,187           55,996
Valley National Bancorp                                  6,889          181,525
W Holding Co. Inc.                                       6,883          116,460
Warwick Community Bancorp                                2,643           77,308
Washington Federal Inc.                                  4,056           93,815
Washington Trust Bancorp Inc.                            1,000           22,990
Waypoint Financial Corp.                                 6,900          124,476
Webster Financial Corp.                                  3,393          128,255
WesBanco Inc.                                            3,399           82,596
Westamerica Bancorp                                      2,503          107,829
Westcorp Inc.                                            3,031           84,868
Westfield Financial Inc.                                   600           11,286
Whitney Holding Corp.                                    2,460           78,646
Wilmington Trust Corp.                                   5,038          147,865
Wintrust Financial Corp.                                 1,159           34,306
                                                                 --------------
                                                                     15,157,643
                                                                 --------------
Beverages--0.28%
Chalone Wine Group Ltd.                     1            2,320           18,026
Coca-Cola Bottling Co. Consolidated                        874           47,720

Constellation Brands Inc.                   1            5,196          163,154
Farmer Brothers Co.                                        186           63,108
PepsiAmericas Inc.                                       9,213          115,715
Robert Mondavi Corp. (The) Class A          1              762           19,286
Sylvan Inc.                                 1            1,885           20,000
                                                                 --------------
                                                                        447,009
                                                                 --------------
Biotechnology--2.28%
ACLARA BioSciences Inc.                     1            2,840           12,013
Affymetrix Inc.                             1            3,815           75,194
Alexion Pharmaceuticals Inc.                1            1,616           27,553
Applera Corp.--Celera Genomics Group        1            4,707           48,576
Arena Pharmaceuticals Inc.                  1            1,900           12,616
Ariad Pharmaceuticals Inc.                  1            3,100           13,919
Avant Immunotherapeutics Inc.               1            2,900            8,642
Axonyx Inc.                                 1            5,154           12,473
Cambrex Corp.                                            1,890           43,508
Cellegy Pharmaceuticals Inc.                1            3,100           15,593
Cephalon Inc.                               1            3,459          142,372
Charles River Laboratories International
 Inc.                                       1            2,800           90,104
Ciphergen Biosystems Inc.                   1            3,000           30,750
CryoLife Inc.                               1            1,750           18,112
CuraGen Corp.                               1            3,200           17,760
CYTOGEN Corp.                               1              450            3,748
Deltagen Inc.                               1            3,500              455
Diversa Corp.                               1            2,387           23,464
Encysive Pharmaceuticals Inc.               1            4,257           20,434
EntreMed Inc.                               1            1,378            5,719
Exact Sciences Corp.                        1            2,500           27,400
eXegenics Inc.                              1            4,756            2,473
Exelixis Inc.                               1            4,520           31,369
Gene Logic Inc.                             1            1,900           11,343
Genencor International Inc.                 1            4,500           74,115
Genentech Inc.                              1           14,430        1,040,692
Genome Therapeutics Corp.                   1            3,020            7,701
GTC Biotherapeutics Inc.                    1            7,976           27,358
Human Genome Sciences Inc.                  1            8,712          110,817
ICOS Corp.                                  1            4,116          151,263
IDEC Pharmaceuticals Corp.                  1           10,041          341,394
Illumina Inc.                               1            2,560            7,680
Immunomedics Inc.                           1            3,393           21,410
Incyte Corp.                                1            4,282           19,868

Integra LifeSciences Holdings Corp.         1            2,000           52,760
Invitrogen Corp.                            1            3,692          141,662
Kosan Biosciences Inc.                      1            4,000           23,600
Large Scale Biology Corp.                   1            1,704            1,704
Maxim Pharmaceuticals Inc.                  1            7,365           42,349
Maxygen Inc.                                1            2,462           27,008
Millennium Pharmaceuticals Inc.             1           18,695          294,072
Myriad Genetics Inc.                        1            1,673           22,770
Nanogen Inc.                                1            7,100           20,874
Nektar Therapeutics                         1            3,004           27,727
Neurobiological Technologies Inc.           1            7,803           27,232
Ortec International Inc.                    1              326              750
Protein Design Labs Inc.                    1            5,326           74,457
Regeneron Pharmaceuticals Inc.              1            3,143           49,502
Ribapharm Inc.                              1              897            5,786
Savient Pharmaceuticals Inc.                1            2,779           12,895
Sequenom Inc.                               1            3,687           10,029
Sirna Therapeutics Inc.                     1            5,289           46,596
Targeted Genetics Corp.                     1            9,926           18,065
TECHNE Corp.                                1            2,489           75,516
Telik Inc.                                  1            2,324           37,347
Third Wave Technologies Inc.                1            2,454           11,043
Transkaryotic Therapies Inc.                1            2,355           27,177
V.I. Technologies Inc.                      1            3,152            7,722
XOMA Ltd.                                   1           13,683           72,930
                                                                 --------------
                                                                      3,629,461
                                                                 --------------

142

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Building Materials--0.66%
Advanced Lighting Technologies Inc.         1            1,945   $          175
Apogee Enterprises Inc.                                  2,500           22,550
Centex Construction Products Inc.                        1,509           60,496
Ceradyne Inc.                               1            2,800           52,444
Comfort Systems USA Inc.                    1            4,359           11,464

ElkCorp                                                  1,370           30,825
Florida Rock Industries Inc.                             1,824           75,295
Genlyte Group Inc. (The)                    1            1,102           38,537
Homasote Co.                              1 2              900               --
Integrated Electrical Services Inc.         1            3,692           26,767
Lafarge North America Inc.                               4,599          142,109
Lennox International Inc.                                3,521           45,315
LSI Industries Inc.                                      1,734           19,247
Martin Marietta Materials Inc.                           3,483          117,064
NCI Building Systems Inc.                   1            1,307           21,827
Rayonier Inc.                                            2,665           87,945
Rock of Ages Corp.                                       2,774           17,865
Simpson Manufacturing Co. Inc.              1            1,834           67,124
Texas Industries Inc.                                    1,710           40,698
Trex Co. Inc.                               1            1,300           51,025
USG Corp.                                   1            2,423           46,037
Waxman Industries Inc.                      1            1,900            7,600
York International Corp.                                 2,848           66,643
                                                                 --------------
                                                                      1,049,052
                                                                 --------------
Chemicals--1.30%
Airgas Inc.                                              5,251           87,954
Albemarle Corp.                                          2,602           72,778
Arch Chemicals Inc.                                      2,100           40,110
Atlantis Plastics Inc. Class A              1              600            4,230
Cabot Corp.                                              3,977          114,140
Cabot Microelectronics Corp.                1            1,810           91,351
Crompton Corp.                                           8,406           59,262
Cytec Industries Inc.                       1            2,335           78,923
Detrex Corp.                                1            2,000            3,280
Ferro Corp.                                              2,485           55,987
Flamemaster Corp. (The)                                  1,600           10,768
Foamex International Inc.                   1            2,122            6,493
Fuller (H.B.) Co.                                        2,050           45,141
General Chemical Group Inc. (The)           1            4,900            1,225
Georgia Gulf Corp.                                       2,179           43,144
IMC Global Inc.                                          7,815           52,439
JLM Industries Inc.                         1            2,200            2,860
Landec Corp.                                1            1,973            7,201
Lubrizol Corp.                                           3,866          119,807
Lyondell Chemical Co.                                    8,958          121,202
MacDermid Inc.                                           1,924           50,601
Millennium Chemicals Inc.                                3,774           35,891
Minerals Technologies Inc.                               1,419           69,049

Mississippi Chemical Corp.                  1            2,577              155
Myers Industries Inc.                                    3,121           29,650
NL Industries Inc.                                       3,832           65,144
Olin Corp.                                               2,793           47,760
OM Group Inc.                                            1,760           25,925
OMNOVA Solutions Inc.                       1            2,357            9,522
Penford Corp.                                            1,571           17,548
PolyOne Corp.                                            4,908           21,841
Rogers Corp.                                1            1,116           37,163
RPM International Inc.                                   6,547           90,021
Schulman (A.) Inc.                                       2,888           46,381
Solutia Inc.                                             6,927           15,101
Spartech Corp.                                           2,902           61,551
Stepan Co.                                                 745           16,837
SurModics Inc.                              1            1,148           35,014
Symyx Technologies Inc.                     1            2,178           35,545
Terra Industries Inc.                       1            5,000            5,350
U.S. Plastic Lumber Co.                     1            1,954              352
Valhi Inc.                                              10,022           96,412
Valspar Corp. (The)                                      3,200          135,104
Vertex Pharmaceuticals Inc.                 1            4,698           68,591
Wellman Inc.                                             2,600           29,120
                                                                 --------------
                                                                      2,063,923
                                                                 --------------
Coal--0.13%
CONSOL Energy Inc.                                       6,125          139,282
Massey Energy Co.                                        4,599           60,477
                                                                 --------------
                                                                        199,759
                                                                 --------------
Commercial Services--5.08%
Ablest Inc.                                 1            1,700            8,789
ABM Industries Inc.                                      2,912           44,845
Actuant Corp. Class A                       1              645           30,521
Administaff Inc.                            1            1,570           16,171
Advisory Board Co. (The)                    1            1,900           76,988
AHL Services Inc.                           1            2,230            3,077
Albany Molecular Research Inc.              1            2,100           31,710
AMN Healthcare Services Inc.                1            3,900           49,530
Answerthink Inc.                            1            2,281            4,402
ARAMARK Corp. Class B                       1            5,831          130,731
Arbitron Inc.                               1            2,400           85,680
Armor Holdings Inc.                         1            3,000           40,200
Atrix Laboratories Inc.                     1            1,816           39,934
Bankrate Inc.                               1            5,171           62,673
Barrett Business Services Inc.              1            5,200           16,588
BearingPoint Inc.                           1           11,751          113,397
Blount International Inc.                   1            3,065           17,470
Blue Rhino Corp.                            1            1,881           22,553
Bowne & Co. Inc.                                         2,846           37,083

Bright Horizons Family Solutions Inc.       1            1,019           34,198
Brink's Co. (The)                                        3,410           49,684

                                                                             143

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Career Education Corp.                      1            3,500   $      239,470
Caremark Rx Inc.                            1           16,958          435,481
CDI Corp.                                   1            2,262           58,722
Central Parking Corp.                                    2,398           29,639
Charles River Associates Inc.               1            1,972           55,748
Clark Inc.                                  1            1,605           19,180
Coinstar Inc.                               1            1,800           33,948
Corinthian Colleges Inc.                    1            2,800          135,996
Corporate Executive Board Co. (The)         1            2,774          112,430
CoStar Group Inc.                           1            1,228           36,668
Cross Country Healthcare Inc.               1            1,700           22,423
DeVry Inc.                                  1            4,854          113,050
DiamondCluster International Inc.
 Class A                                    1            2,863           10,622
Dun & Bradstreet Corp.                      1            5,100          209,610
Edgewater Technology Inc.                   1            3,066           14,717
Edison Schools Inc.                         1            3,000            4,500
Education Management Corp.                  1            2,288          121,676
Electro Rent Corp.                          1            1,901           20,493
Exult Inc.                                  1           10,700           91,699
First Consulting Group Inc.                 1            2,194           10,246
First Health Group Corp.                    1            5,842          161,239
FTI Consulting Inc.                         1            2,250           56,182
Gartner Inc. Class B                        1            5,300           39,750
Gevity HR Inc.                                           1,928           22,789
Griffin Land & Nurseries Inc.               1            1,300           17,979
GSI Commerce Inc.                           1            2,939           19,633
Harris Interactive Inc.                     1            5,460           35,981
Healthcare Services Group Inc.              1            2,214           31,284
Heidrick & Struggles International Inc.     1            1,500           18,930
Hewitt Associates Inc. Class A              1              979           23,055

Interactive Data Corp.                      1            7,842          132,530
InterActiveCorp                             1           33,339        1,319,216
Iron Mountain Inc.                          1            5,754          213,416
ITT Educational Services Inc.               1            3,416           99,918
j2 Global Communications Inc.               1              672           30,899
Kelly Services Inc. Class A                              1,746           40,944
Korn/Ferry International                    1            2,745           22,234
Kroll Inc.                                  1            3,624           98,065
Labor Ready Inc.                            1            4,970           35,635
Landauer Inc.                                              705           29,490
Learning Tree International Inc.            1            1,311           20,491
LendingTree Inc.                            1            4,366          106,880
Mail-Well Inc.                              1            5,584           14,072
Management Network Group Inc. (The)         1            3,200            6,240
Manpower Inc.                                            4,945          183,410
MAXIMUS Inc.                                1            2,104           58,134
McGrath Rentcorp                                           916           24,494
Medical Staffing Network Holdings Inc.      1            1,515           10,605
MedQuist Inc.                               1            2,616           52,948
Midas Inc.                                  1            2,555           30,967
MPS Group Inc.                              1            5,602           38,542
MPW Industrial Services Group Inc.          1            1,095            2,190
National Research Corp.                     1            2,500           28,150
Navigant Consulting Co.                     1            4,627           54,830
Neff Corp.                                  1            4,392            1,976
NetRatings Inc.                             1            2,328           21,278
Neurogen Corp.                              1            1,733            7,902
New Horizons Worldwide Inc.                 1            1,608            6,882
On Assignment Inc.                          1            1,578            6,312
PDI Inc.                                    1              878            8,920
PFSweb Inc.                                 1            2,656            1,700
Pharmaceutical Product Development Inc.     1            3,321           95,412
Pharmacopeia Inc.                           1            1,300           10,725
Plexus Corp.                                1            2,360           27,211
Precis Inc.                                 1            6,784           31,206
Pre-Paid Legal Services Inc.                1            1,100           26,983
PRG-Schultz International Inc.              1            3,046           17,971
Princeton Review Inc. (The)                 1            1,637            9,658
ProsoftTraining                             1            2,672            1,149
Quanta Services Inc.                        1            6,656           47,258
Rainbow Rentals Inc.                        1            1,065            6,017
RCM Technologies Inc.                       1            3,186           12,425
Rent-A-Center Inc.                          1            2,217          168,071
Rent-Way Inc.                               1            1,445            6,719

Resources Connection Inc.                   1            1,300           31,018
Rollins Inc.                                             4,749           89,519
Roper Industries Inc.                                    2,199           81,803
Roto-Rooter Inc.                                         1,162           44,319
Saba Software Inc.                          1            3,152           14,342
SciQuest Inc.                               1            2,389            9,198
Security Associates International Inc.      1            3,200               --
Service Corp. International                 1           11,600           44,892
ServiceMaster Co. (The)                                 18,725          200,358
Sotheby's Holdings Inc. Class A             1            3,645           27,119
SOURCECORP Inc.                             1            1,406           30,370
Spherion Corp.                              1            3,724           25,882
SPS Technologies Inc.                       1            1,178           31,853
Stewart Enterprises Inc. Class A            1            5,516           23,719
Strayer Education Inc.                                   1,102           87,554
Student Advantage Inc.                      1              360               29
Sylvan Learning Systems Inc.                1            2,757           62,970

144

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
TeleTech Holdings Inc.                      1            4,895   $       20,706
Trimeris Inc.                               1            1,297           59,247
Tyler Technologies Inc.                     1            3,772           16,031
United Rentals Inc.                         1            4,435           61,602
Universal Security Instruments Inc.         1            2,100           22,575
URS Corp.                                   1            1,885           36,682
Valassis Communications Inc.                1            3,427           88,142
Viad Corp.                                               5,514          123,458
Volt Information Sciences Inc.              1            1,260           17,199
Wackenhut Corrections Corp.                 1            1,638           22,457
Watson Wyatt & Co. Holdings                 1            3,200           74,176
Weight Watchers International Inc.          1            6,719          305,647
Westaff Inc.                                1            1,884            4,201
Wireless Facilities Inc.                    1            2,879           34,260

World Fuel Services Corp.                                4,155          102,171
                                                                 --------------
                                                                      8,082,938
                                                                 --------------
Computer Systems--0.00%
MetaSolv Inc.                               1            2,760            5,410
                                                                 --------------
                                                                          5,410
                                                                 --------------
Computers--4.95%
Accrue Software Inc.                        1            2,100               73
ACE*COMM Corp.                              1            4,000            4,000
Activision Inc.                             1            5,883           76,008
Advanced Digital Information Corp.          1            3,140           31,369
Advent Software Inc.                        1            2,194           37,101
Affiliated Computer Services Inc.
 Class A                                    1            8,260          377,730
Agile Software Corp.                        1            3,100           29,915
American Software Inc. Class A              1            3,900           17,160
Anteon International Corp.                  1            3,200           89,312
Applix Inc.                                 1            1,058            1,693
Art Technology Group Inc.                   1            4,400            7,040
Ask Jeeves Inc.                             1            3,000           41,250
Aspen Technology Inc.                       1            2,506           12,029
Auspex Systems Inc.                         1            2,748               99
Avici Systems Inc.                          1              734            4,477
BARRA Inc.                                  1            1,431           51,087
BindView Development Corp.                  1            4,020            8,120
BISYS Group Inc. (The)                      1            7,801          143,304
Black Box Corp.                                          1,271           46,010
Blue Coat Systems Inc.                      1              584            3,504
Braun Consulting Inc.                       1            3,200            5,440
Brio Software Inc.                          1            2,347            5,426
Brocade Communications Systems Inc.         1           14,800           87,172
BSQUARE Corp.                               1            1,800            1,476
CACI International Inc. Class A             1            1,800           61,740
Calico Commerce Inc.                        1            1,824              821
Carreker Corp.                              1            1,313            6,014
Catalyst International Inc.                 1            2,159            1,727
CCC Information Services Group Inc.         1            3,164           45,878
Ceridian Corp.                              1            9,500          161,215
CIBER Inc.                                  1            3,099           21,755
Ciprico Inc.                                1            3,316           20,228
Cogent Communications Group Inc.            1            3,800            8,360
Cognizant Technology Solutions Corp.        1            4,005           97,562
Commerce One Inc.                           1            1,244            2,923

Computer Network Technology Corp.           1            1,415           11,461
Concur Technologies Inc.                    1            4,166           41,952
Concurrent Computer Corp.                   1            3,566           10,413
Covansys Corp.                              1            2,955            9,072
Critical Path Inc.                          1            4,989            4,939
Crossroads Systems Inc.                     1            2,600            4,391
CyberSource Corp.                           1            2,300            6,302
Cysive Inc.                                 1            2,500            8,025
Daleen Technologies Inc.                    1            1,700              204
Data Translation Inc.                       1            2,700              810
Dataram Corp.                               1            2,350            7,172
Datatec Systems Inc.                        1            3,783            4,086
Dendrite International Inc.                 1            2,959           38,112
Diebold Inc.                                             4,777          206,605
Digex Inc.                                  1            2,600            1,196
Digital River Inc.                          1            3,738           72,143
Digitas Inc.                                1            4,161           20,639
DocuCorp International Inc.                 1              898            5,954
Dot Hill Systems Corp.                      1            2,640           34,584
DSP Group Inc.                              1            1,792           38,582
DST Systems Inc.                            1            7,976          303,088
E.piphany Inc.                              1            5,150           26,316
Echelon Corp.                               1            2,298           31,643
Eclipsys Corp.                              1            3,293           34,379
eGain Communications Corp.                  1            2,751            1,293
Electronics For Imaging Inc.                1            5,078          103,033
Ener1 Inc.                                  1            2,600              650
Engage Inc.                                 1           11,800              189
Enterasys Networks Inc.                     1           11,776           35,681
Entrust Inc.                                1            4,400           12,936
Equinix Inc.                                1              139            1,091
Evolving Systems Inc.                       1           17,431           56,999
Exabyte Corp.                               1            3,131              282
Extended Systems Inc.                       1            1,500            5,850
Extreme Networks Inc.                       1            6,900           36,570
FactSet Research Systems Inc.                            2,354          103,694
Fair Isaac Corp.                                         3,307          170,145

                                                                             145

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------

Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Fidelity National Information
 Solutions Inc.                             1            2,748   $       71,668
First Virtual Communications Inc.           1              920            4,086
Forgent Networks Inc.                       1            2,700            7,317
Foundry Networks Inc.                       1            7,300          105,120
Hall Kinion & Associates Inc.               1            1,325            3,630
Henry (Jack) & Associates Inc.                           6,112          108,732
Hypercom Corp.                              1            3,574           14,832
Hyperion Solutions Corp.                    1            2,443           82,476
IDX Systems Corp.                           1            2,485           38,567
iGATE Corp.                                 1            2,794            9,695
iManage Inc.                                1            2,500           12,500
InFocus Corp.                               1            2,918           13,773
Inforte Corp.                               1            3,794           29,897
infoUSA Inc.                                1            3,416           27,670
Integral Systems Inc.                       1            1,262           25,089
InterCept Inc.                              1            1,200           10,032
Intergraph Corp.                            1            3,688           79,292
Interliant Inc.                             1            4,100               25
Internap Network Services Corp.             1           10,300           10,506
Internet Security Systems Inc.              1            3,224           46,716
Interwoven Inc.                             1            6,200           13,764
Intraware Inc.                              1            2,300            2,875
Intrusion.com Inc.                          1            2,128            1,596
Iomega Corp.                                1            2,444           25,906
ION Networks Inc.                           1              800               68
ITXC Corp.                                  1            3,600            9,396
Juniper Networks Inc.                       1           24,097          298,080
Jupiter Media Metrix Inc.                   2            7,751            1,705
Keynote Systems Inc.                        1            2,800           29,344
Kronos Inc.                                 1            1,282           65,138
Larscom Inc.                                1              698            3,545
Lexar Media Inc.                            1            4,300           41,022
LookSmart Ltd.                              1            5,000           14,150
Manhattan Associates Inc.                   1            1,961           50,927
MAPICS Inc.                                 1              102              836
MapInfo Corp.                               1              922            6,574
Marimba Inc.                                1            2,100            6,111
Maxtor Corp.                                1           14,233          106,890
McDATA Corp. Class A                        1            6,934          101,722
Media 100 Inc.                              1            1,360            1,618
Mentor Graphics Corp.                       1            3,883           56,226
MICROS Systems Inc.                         1            1,421           46,865
Micros-To-Mainframes Inc.                   1            1,000              870

Mindspeed Technologies Inc.                 1            5,240           14,149
Mitek Systems Inc.                          1            3,300            4,191
Mobius Management Systems Inc.              1            1,756           13,117
MTI Technology Corp.                        1            3,350            3,313
MTS Systems Corp.                                        4,285           63,161
National Instruments Corp.                  1            4,164          157,316
Neoware Systems Inc.                        1            1,800           27,612
Net Perceptions Inc.                        1            3,000            4,800
NetScout Systems Inc.                       1            2,500           13,425
Netsmart Technologies Inc.                  1            4,200           23,142
Novadigm Inc.                               1            1,945            5,038
Nuance Communications Inc.                  1            2,329           12,577
NYFIX Inc.                                  1            1,983           12,592
Odetics Inc. Class A                        1            1,335              906
On2 Technologies Inc.                       1            2,100            2,625
OneSource Information Services Inc.         1            2,900           21,634
ONYX Software Corp.                         1            2,900            2,813
Packeteer Inc.                              1            3,800           59,166
Palm Inc.                                   1            3,161           51,429
PEC Solutions Inc.                          1            2,400           38,640
Pegasus Solutions Inc.                      1            2,005           32,581
Performance Technologies Inc.               1            1,587           11,585
Perot Systems Corp. Class A                 1            6,811           77,373
Phoenix Technologies Ltd.                   1            1,569            8,865
Primus Knowledge Solutions Inc.             1            2,500            3,275
ProcureNet Inc.                             2            1,791               --
Progress Software Corp.                     1            1,928           39,967
Quantum Corp.                               1            9,760           39,528
Quest Software Inc.                         1            5,800           69,020
Radiant Systems Inc.                        1            2,038           13,736
RadiSys Corp.                               1            1,563           20,632
Radview Software Ltd.                       1            2,092              774
Rainbow Technologies Inc.                   1            2,864           24,086
Red Hat Inc.                                1           10,000           75,700
Redback Networks Inc.                       1            9,200            8,280
Retek Inc.                                  1            3,155           20,192
Riverstone Networks Inc.                    1            7,510            8,862
RSA Security Inc.                           1            3,275           35,206
RWD Technologies Inc.                       1            2,923            6,021
Safeguard Scientifics Inc.                  1            7,939           21,435
SafeNet Inc.                                1              212            5,932
Sagent Technology Inc.                      1            2,400              384

Sanchez Computer Associates Inc.            1            2,362           12,282
SanDisk Corp.                               1            4,219          170,237
ScanSoft Inc.                               1            3,583           19,456
ScanSource Inc.                             1              680           18,190
Scientific Learning Corp.                   1            4,397           19,786
SCM Microsystems Inc.                       1            2,988           16,314
Seagate Technology                                       7,848          138,517
Secure Computing Corp.                      1            2,230           19,468

146

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
SEEC Inc.                                   1            2,300   $        3,174
SEI Investment Co.                                       6,888          220,416
Silicon Storage Technology Inc.             1            5,987           25,086
SmartDisk Corp.                             1            1,900              114
SmartServ Online Inc.                       1            3,200            1,632
Socket Communications Inc.                  1            2,600            4,056
Sonic Foundry Inc.                          1            2,400            2,352
SonicWALL Inc.                              1            4,200           20,160
Speedus Corp.                               1            3,600            4,248
SportsLine.com Inc.                         1            3,955            8,286
SRA International Inc. Class A              1            1,184           37,888
SS&C Technologies Inc.                      1            3,939           62,827
Storage Technology Corp.                    1            8,066          207,619
StorageNetworks Inc.                        1            2,316            3,219
Stratasys Inc.                              1            2,400           84,408
Stratos Lightwave Inc.                      1              700            3,479
Sykes Enterprises Inc.                      1            2,159           10,558
Synaptics Inc.                              1              600            8,076
Synopsys Inc.                               1            4,976          307,766
Syntel Inc.                                 1            3,108           48,889
T/R Systems Inc.                            1            3,632            3,232
Take-Two Interactive Software Inc.          1            2,620           74,251
Technology Solutions Co.                    1            3,925            3,925
Teknowledge Corp.                           1              700            1,456
Tellium Inc.                                1            6,019            5,297
TenFold Corp.                               1            7,295           16,778
THQ Inc.                                    1            3,886           69,948
3Com Corp.                                  1           22,888          107,116
3D Systems Corp.                            1            2,317           16,289

Tier Technologies Inc. Class B              1            1,884           14,601
TransAct Technologies Inc.                  1            3,700           44,881
Tumbleweed Communications Corp.             1            2,204            5,686
Turnstone Systems Inc.                      1            7,062           17,726
Ultimate Software Group Inc.                1            2,485           12,452
USDATA Corp.                                1              660              198
VeriSign Inc.                               1           15,231          210,645
Verity Inc.                                 1            2,268           28,713
Versant Corp.                               1            3,800            2,314
Verso Technologies Inc.                     1            2,283            3,950
Vertel Corp.                                1            2,100              191
Vialink Co. (The)                           1            2,188              298
WatchGuard Technologies Inc.                1            2,200           10,120
Wave Systems Corp. Class A                  1            3,069            2,701
Webb Interactive Services                   1            1,672            1,371
Western Digital Corp.                       1           11,703          120,541
Xanser Corp.                                1            2,200            4,730
Xybernaut Corp.                             1            5,065            2,938
Zamba Corp.                                 1            2,800              476
                                                                 --------------
                                                                      7,862,757
                                                                 --------------
Cosmetics/Personal Care--0.16%
Estee Lauder Companies Inc. Class A                      7,442          249,530
                                                                 --------------
                                                                        249,530
                                                                 --------------
Distribution/Wholesale--0.81
Advanced Energy Industries Inc.             1            1,793           25,550
Advanced Marketing Services Inc.                         1,449           18,837
Bell Microproducts Inc.                     1            2,292            9,787
Brightpoint Inc.                            1              777            9,557
CDW Corp.                                   1            5,244          240,175
CellStar Corp.                              1            2,739           10,764
Chindex International Inc.                  1            2,000           40,800
Fastenal Co.                                             4,812          163,319
First Aviation Services Inc.                             2,400            9,144
Handleman Co.                               1            3,314           53,024
Hughes Supply Inc.                                       1,672           58,018
Ingram Micro Inc. Class A                   1           10,364          114,004
Keystone Automotive Industries Inc.         1            3,486           63,654
Margo Caribe Inc.                           1            2,116           15,256
Nitches Inc.                                             1,900           11,438
NuCo2 Inc.                                  1            2,522           23,732
Owens & Minor Inc.                                       2,557           57,149

SCP Pool Corp.                              1            2,165           74,476
Tech Data Corp.                             1            4,959          132,455
TIMCO Aviation Services Inc.                1              215               82
United Stationers Inc.                      1            2,246           81,238
Watsco Inc.                                              3,306           54,747
WESCO International Inc.                    1            3,100           18,600
                                                                 --------------
                                                                      1,285,806
                                                                 --------------
Diversified Financial Services--2.85%
Advanta Corp. Class A                                    2,893           28,467
Affiliated Managers Group Inc.              1            1,284           78,260
Alleghany Corp.                             1              486           92,826
Allied Capital Corp.                                     7,819          180,619
American Capital Strategies Ltd.                         4,107          102,429
AmeriCredit Corp.                           1            8,742           74,744
Ameritrade Holding Corp.                    1           25,030          185,472
Ampal-American Israel Corp. Class A         1            2,783            7,904
Avalon Capital Inc.                         2              900           11,970
BlackRock Inc.                              1            1,300           58,552
Capitol Federal Financial                                4,700          132,117
Chicago Mercantile Exchange                              1,974          137,450
CIT Group Inc.                                          14,198          349,981
CompuCredit Corp.                           1            2,500           30,375
Diamond Hill Investment Group               1            2,052            8,208
Digital Insight Corp.                       1            2,589           49,320
Doral Financial Corp.                                    4,663          208,203
DVI Inc.                                    1            1,919            8,962
E*TRADE Group Inc.                          1           22,308          189,618
Eaton Vance Corp.                                        5,090          160,844
Edwards (A.G.) Inc.                                      4,812          164,570

                                                                             147

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
E-LOAN Inc.                                 1            4,300   $       25,069
Empire Financial Holding Co.                1            3,100            5,115
Equitex Inc.                                1            6,339            6,656
Factual Data Corp.                          1            4,138           71,918
Financial Federal Corp.                     1            1,741           42,480

Forrester Research Inc.                     1            1,166           19,076
Gabelli Asset Management Inc. Class A       1              800           28,880
Greg Manning Auctions Inc.                  1            1,400            3,150
HPSC Inc.                                   1            2,200           21,406
Instinet Group Inc.                                      2,582           12,032
Investment Technology Group Inc.            1            3,231           60,097
Jeffries Group Inc.                                      1,440           71,698
Kent Financial Services Inc.                1            2,200            7,810
Kirlin Holding Corp.                        1              500            2,550
Knight Trading Group Inc.                   1            7,490           46,588
LaBranche & Co. Inc.                                     4,000           82,760
Legg Mason Inc.                                          3,976          258,241
M.H. Meyerson & Co. Inc.                    1            3,900           10,214
Matrix Bancorp Inc.                         1            1,947           19,937
MCG Capital Corp.                                        4,000           58,000
MemberWorks Inc.                            1            1,498           29,585
Metris Companies Inc.                                    3,983           22,106
National Processing Inc.                    1            4,265           68,581
NCO Group Inc.                              1            2,060           36,895
Neuberger Berman Inc.                                    6,031          240,697
New Century Equity Holdings Corp.           1            3,028              999
New Century Financial Corp.                              1,388           60,586
Nuveen Investments Inc. Class A                          6,706          182,671
Online Resources Corp.                      1            1,400            8,918
Phoenix Companies Inc.                                   6,993           63,147
Rampart Capital Corp.                       1            2,300            6,946
Raymond James Financial Inc.                             2,566           84,806
Resource America Inc. Class A                            2,574           26,641
S1 Corp.                                    1            4,503           18,192
Sagemark Companies Ltd. (The)               1            2,176            5,549
Saxon Capital Inc.                          1              668           11,610
Siebert Financial Corp.                     1            2,939           14,110
StarTek Inc.                                1            1,989           52,311
Student Loan Corp.                                       1,390          175,140
Sutter Holding Co. Inc.                     1            1,700           20,315
SWS Group Inc.                                           1,601           32,260
Waddell & Reed Financial Inc. Class A                    5,897          151,376
Westwood Holdings Group Inc.                             1,000           19,020
WFS Financial Inc.                          1            2,425           81,262
                                                                 --------------

                                                                      4,528,291
                                                                 --------------
Electric--2.20%
ALLETE Inc.                                              4,782          126,962
Alliant Energy Corp.                                     5,851          111,345
Avista Corp.                                             3,199           45,266
Black Hills Corp.                                        2,435           74,754
CH Energy Group Inc.                                     1,356           61,020
Cleco Corp.                                              3,212           55,632
DPL Inc.                                                 8,404          133,960
DQE Inc.                                                 3,346           50,424
El Paso Electric Co.                        1            3,496           43,106
Empire District Electric Co. (The)                       1,961           42,652
Energy East Corp.                                       11,385          236,353
Great Plains Energy Inc.                                 4,733          136,689
Green Mountain Power Corp.                               2,136           42,720
Hawaiian Electric Industries Inc.                        2,785          127,692
IDACORP Inc.                                             1,982           52,027
MDU Resources Group Inc.                                 4,977          166,680
MGE Energy Inc.                                          3,119           97,874
Northeast Utilities                                     10,402          174,129
NorthWestern Corp.                                       2,128            4,256
NSTAR                                                    4,230          192,677
OGE Energy Corp.                                         5,413          115,676
Otter Tail Corp.                                         1,960           52,881
Pepco Holdings Inc.                                     10,206          195,547
Plug Power Inc.                             1            3,254           15,196
PNM Resources Inc.                                       2,469           66,046
Puget Energy Inc.                                        6,183          147,588
Reliant Resources Inc.                      1           17,149          105,123
SCANA Corp.                                              6,893          236,292
Sierra Pacific Resources                    1            5,187           30,811
Texas Genco Holdings Inc.                                1,154           26,830
UIL Holdings Corp.                                       1,796           72,828
UniSource Energy Corp.                                   3,142           59,070
Westar Energy Inc.                                       4,046           65,667
Wisconsin Energy Corp.                                   7,457          216,253
WPS Resources Corp.                                      2,863          115,093
                                                                 --------------
                                                                      3,497,119
                                                                 --------------
Electrical Components & Equipment--0.27%
Active Power Inc.                           1            2,186            3,672
C&D Technologies Inc.                                    1,414           20,305
Capstone Turbine Corp.                      1            4,900            5,341
Energizer Holdings Inc.                     1            6,061          190,315
GrafTech International Ltd.                 1            2,812           15,325
Hubbell Inc. Class B                                     3,842          127,170
ISCO International Inc.                     1            4,000              960
Medis Technologies Ltd.                     1            1,067            7,608

Proton Energy Systems Inc.                               2,100            4,494
Superconductor Technologies Inc.            1            3,200            7,360

148

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
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Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Wilson Greatbatch Technologies Inc.         1            1,300   $       46,930
                                                                 --------------
                                                                        429,480
                                                                 --------------
Electronics--2.66%
Actel Corp.                                 1            2,137           43,808
ADE Corp.                                   1            1,586           13,608
Aeroflex Inc.                               1            3,466           26,827
Alpha Technologies Group Inc.               1            2,496            4,368
Alpine Group Inc. (The)                     1            1,396            1,110
American Building Control Inc.              1              542              623
American Superconductor Corp.               1            1,366            8,182
American Technology Corp.                   1            4,745           30,131
AMETEK Inc.                                              2,034           74,546
Amphenol Corp. Class A                      1            2,898          135,684
Analogic Corp.                                             966           47,102
Andrea Electronics Corp.                    1            2,596              805
Arrow Electronics Inc.                      1            6,367           97,033
Artesyn Technologies Inc.                   1            2,290           12,847
Artisan Components Inc.                     1            1,153           26,069
AstroPower Inc.                             1            2,400            7,896
ATMI Inc.                                   1            3,118           77,856
Ault Inc.                                   1            2,400            5,112
Avnet Inc.                                  1            7,724           97,940
AVX Corp.                                               11,542          126,847
Barnes Group Inc.                                        1,790           38,950
Bel Fuse Inc. Class A                       1            1,091           22,365
Belden Inc.                                              1,681           26,711
Benchmark Electronics Inc.                  1            1,419           43,648
Blonder Tongue Laboratories Inc.            1            4,570           10,465
Brady Corp. Class A                                      1,406           46,890

Cable Design Technologies Corp.             1            2,643           18,897
California Amplifier Inc.                   1            1,100            3,927
Caliper Technologies Corp.                  1            1,734            7,890
Catalyst Semiconductor Inc.                 1            3,300           12,708
Checkpoint Systems Inc.                     1            2,497           35,333
Coherent Inc.                               1            2,160           51,689
Concord Camera Corp.                        1            6,302           44,681
CTS Corp.                                                1,216           12,707
Cubic Corp.                                              3,384           75,192
Cymer Inc.                                  1            2,692           84,960
Daktronics Inc.                             1            3,600           58,860
Dionex Corp.                                1            2,700          107,325
DuPont Photomasks Inc.                      1            1,284           24,178
EDO Corp.                                                2,396           42,409
Electric Fuel Corp.                         1            2,539            2,031
Electro Scientific Industries Inc.          1            1,275           19,329
Electro-Sensors Inc.                                     4,000           12,440
Energy Conversion Devices Inc.              1            1,563           14,223
ESS Technology Inc.                         1            3,518           34,300
Evans & Sutherland Computer Corp.           1            3,765           21,385
Exar Corp.                                  1            2,028           32,103
Excel Technology Inc.                       1            1,006           22,967
Fairchild Semiconductor
 International Inc. Class A                 1            7,000           89,530
FEI Co.                                     1            1,869           35,062
Fisher Scientific International Inc.        1            2,767           96,568
Frequency Electronics Inc.                               1,643           14,951
FSI International Inc.                      1            2,428            9,469
FuelCell Energy Inc.                        1            2,800           22,932
General Cable Corp.                                      2,647           14,294
Gentex Corp.                                1            4,560          139,582
Genus Inc.                                  1            1,400            3,780
HEI Inc.                                    1            2,100            6,321
Helix Technology Corp.                                   1,597           21,128
Hickok Inc. Class A                         1            2,300            9,439
Hifn Inc.                                   1            1,039            9,257
Hutchinson Technology Inc.                  1            2,299           75,614
Innovex Inc.                                1            3,844           38,824
Interlink Electronics Inc.                  1            3,850           23,523
International Electronics Inc.              1            2,300            6,233
inTEST Corp.                                1            1,900            8,531
InVision Technologies Inc.                  1            1,539           38,244
JMAR Technologies Inc.                      1            2,400            3,000
JNI Corp.                                   1            3,600           17,748

KEMET Corp.                                 1            5,608           56,641
Lifeline Systems Inc.                       1            1,214           34,478
Littelfuse Inc.                             1            1,208           27,011
Lowrance Electronics Inc.                   1            2,700           23,058
Mattson Technology Inc.                     1            1,653            5,108
Maxwell Technologies Inc.                   1              613            3,531
Meade Instruments Corp.                     1            3,280           10,496
Mechanical Technology Inc.                  1            1,914            5,933
Mercury Computer Systems Inc.               1            1,744           31,671
Mesa Laboratories Inc.                      1            2,400           16,824
Methode Electronics Inc. Class A                         2,190           23,542
Micrel Inc.                                 1            5,568           57,852
Micro Linear Corp.                          1            2,880            8,381
Microsemi Corp.                             1            2,034           32,544
MIPS Technologies Inc. Class A              1            2,467            6,316
MKS Instruments Inc.                        1            4,910           88,724
Molecular Devices Corp.                     1            1,818           28,924
Nu Horizons Electronics Corp.               1            2,415           14,490

                                                                             149

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
O.I. Corp.                                  1            3,200   $       16,768
Oak Technology Inc.                         1            4,600           28,566
Oilgear Co. (The)                           1            2,600            5,850
Optelecom Inc.                              1            4,057           42,396
OPTi Inc.                                   1            2,083            3,541
Orbit International Corp.                   1            3,600           20,736
OSI Systems Inc.                            1            1,734           27,848
OYO Geospace Corp.                          1            1,100           15,125
PCD Inc.                                    1            3,210               19
Photon Dynamics Inc.                        1            1,200           33,156
Photronics Inc.                             1            2,147           37,465
Pioneer-Standard Electronics Inc.                        2,671           22,650
PLX Technology Inc.                         1            2,100            8,274
Power Integrations Inc.                     1            1,812           44,068
QuickLogic Corp.                            1            2,100            6,762

Ramtron International Corp.                 1            3,840            8,717
Rayovac Corp.                               1            2,929           37,931
Recoton Corp.                               1            1,631                7
REMEC Inc.                                  1            3,501           24,367
Reptron Electronics Inc.                    1            3,600            1,368
Research Frontiers Inc.                     1            1,504           21,056
Robotic Vision Systems Inc.                 1            2,513              930
Rudolph Technologies Inc.                   1            1,317           21,019
SBS Technologies Inc.                       1            1,930           18,974
Semtech Corp.                               1            4,436           63,169
Silicon Image Inc.                          1            5,000           27,900
Siliconix Inc.                              1            1,812           65,413
Sipex Corp.                                 1            2,060           10,094
Spectrum Control Inc.                       1            2,390           13,432
Spire Corp.                                 1            5,000           14,445
Taser International Inc.                    1            4,367           56,771
Tech/Ops Sevcon Inc.                                     1,439            7,555
Technitrol Inc.                             1            1,846           27,782
Therma-Wave Inc.                            1            1,515            3,151
Three-Five Systems Inc.                     1            1,445            9,970
Trans-Lux Corp.                                          1,400            8,680
Trimble Navigation Ltd.                     1            1,915           43,911
Triumph Group Inc.                          1            1,015           28,593
Tvia Inc.                                   1            2,220            2,287
Universal Display Corp.                     1            2,700           24,084
Universal Electronics Inc.                  1            1,278           16,205
Valence Technology Inc.                     1            8,715           26,058
Varian Inc.                                 1            1,930           66,913
Vicor Corp.                                 1            2,475           23,760
Vishay Intertechnology Inc.                 1            9,564          126,245
Watts Industries Inc. Class A                            2,401           42,858
Woodhead Industries Inc.                                 1,806           22,611
Woodward Governor Co.                                      816           35,088
X-Rite Inc.                                              3,781           37,470
Zoran Corp.                                 1            2,058           39,534
Zygo Corp.                                  1              911            7,288
                                                                 --------------
                                                                      4,225,371
                                                                 --------------
Energy & Related--0.01%
Millennium Cell Inc.                        1            3,400            6,188
Syntroleum Corp.                            1            2,492            6,629
                                                                 --------------
                                                                         12,817
                                                                 --------------
Engineering & Construction--0.15%
EMCOR Group Inc.                            1              973           48,027

Granite Construction Inc.                                2,378           45,562
Jacobs Engineering Group Inc.               1            3,438          144,912
UNIFAB International Inc.                   1            3,300            1,155
                                                                 --------------
                                                                        239,656
                                                                 --------------
Entertainment--1.03%
Alliance Gaming Corp.                       1            3,300           62,403
AMC Entertainment Inc.                      1            3,050           34,892
Ameristar Casinos Inc.                      1            2,700           57,645
Argosy Gaming Co.                           1            1,703           35,610
barnesandnoble.com Inc.                     1            2,900            6,757
Championship Auto Racing Teams Inc.         1            1,178            2,945
Churchill Downs Inc.                                     1,277           48,922
Dover Downs Gaming & Entertainment Inc.                  2,303           21,303
Dover Motorsports Inc.                                   3,290           13,489
Expedia Inc.                                1            2,636          201,338
Gaylord Entertainment Co.                   1            1,443           28,240
GTECH Holdings Corp.                        1            3,692          139,004
Hollywood Entertainment Corp.               1            3,393           58,360
Image Entertainment Inc.                    1              599            1,366
International Speedway Corp. Class A                     3,538          139,786
Isle of Capri Casinos Inc.                  1            1,700           28,101
Macrovision Corp.                           1            3,060           60,955
Metro-Goldwyn-Mayer Inc.                    1           15,040          186,797
NetFlix Inc.                                1            3,295           84,187
Penn National Gaming Inc.                   1            3,986           81,912
Pinnacle Entertainment Inc.                 1            1,651           11,227
Regal Entertainment Group Class A                        3,965           93,495
Six Flags Inc.                              1            6,474           43,894
Speedway Motorsports Inc.                                2,731           73,191
Steinway Musical Instruments Inc.           1            1,325           20,405
Vail Resorts Inc.                           1            2,910           39,198
World Wrestling Entertainment Inc.                       1,900           19,551
Wynn Resorts Ltd.                           1            2,095           37,061
Zomax Inc.                                  1            2,356            7,704
                                                                 --------------
                                                                      1,639,738
                                                                 --------------

June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Environmental Control--0.43%
Catalytica Energy Systems Inc.              1            1,705   $        4,603
Crown Andersen Inc.                         1            3,900            9,360
Duratek Inc.                                1            2,430           19,027
IMCO Recycling Inc.                         1            5,713           37,934
Ionics Inc.                                 1              920           20,580
Layne Christensen Co.                       1            6,420           51,809
Mine Safety Appliances Co.                                 963           42,006
MPM Technologies Inc.                       1            1,900              684
Republic Services Inc.                      1           11,167          253,156
Stericycle Inc.                             1            2,800          107,744
Tetra Tech Inc.                             1            2,746           47,039
U.S. Liquids Inc.                           1            5,654            1,470
Waste Connections Inc.                      1            2,100           73,605
Waste Holdings Inc.                         1            2,593           18,462
                                                                 --------------
                                                                        687,479
                                                                 --------------
Food--2.55%
American Italian Pasta Co. Class A          1            1,309           54,520
Andersons Inc.                                           2,101           25,737
Applebee's International Inc.                            3,921          123,237
Arden Group Inc. Class A                    1              520           30,680
Bridgeford Food Corp.                                    1,119            8,460
CEC Entertainment Inc.                      1            1,809           66,806
Cheesecake Factory (The)                    1            3,172          113,843
Chiquita Brands International Inc.          1            4,300           62,350
Corn Products International Inc.                         2,003           60,150
Dean Foods Co.                              1            8,115          255,622
Del Monte Foods Co.                         1           12,913          114,151
Dreyer's Grand Ice Cream Holdings Inc.                   1,840          144,698
Flowers Foods Inc.                                       2,691           53,174
Fresh Brands Inc.                                        3,742           52,051
Fresh Del Monte Produce Inc.                             5,903          151,648
Gardenburger Inc.                           1            3,019            1,208
Green Mountain Coffee Roasters Inc.         1            1,000           19,000
Hain Celestial Group Inc.                   1            2,289           36,601

Hormel Foods Corp.                                       8,986          212,968
IHOP Corp.                                               1,282           40,473
Interstate Bakeries Corp.                                2,520           32,004
Jack in the Box Inc.                        1            2,052           45,760
Kraft Foods Inc.                                        17,587          572,457
Lance Inc.                                               2,741           25,025
Landry's Restaurants Inc.                                1,434           33,842
M&F Worldwide Corp.                         1            1,561           11,239
P.F. Chang's China Bistro Inc.              1            1,906           93,794
Panera Bread Co. Class A                    1            2,500          100,000
Papa John's International Inc.              1            1,521           42,664
Paradise Inc.                                              400            8,000
Pathmark Stores Inc.                        1            1,900           14,535
Performance Food Group Co.                  1            2,523           93,351
Ralcorp Holdings Inc.                       1            2,028           50,619
Rare Hospitality International Inc.         1            1,967           64,282
Ruddick Corp.                                            2,487           39,096
Schlotzsky's Inc.                           1            4,337           11,016
Seaboard Corp.                                             166           34,362
Sensient Technologies Corp.                              2,590           59,544
Smithfield Foods Inc.                       1            6,648          152,372
Smucker (J.M.) Co. (The)                                 2,974          118,633
Sonic Corp.                                 1            2,739           69,653
SonomaWest Holdings Inc.                    1            3,400           16,320
Tejon Ranch Co.                             1            1,368           41,177
Tootsie Roll Industries Inc.                             3,546          108,118
Tyson Foods Inc. Class A                                22,989          244,143
United Heritage Corp.                       1            6,360            3,562
United Natural Foods Inc.                   1            1,913           53,832
Weis Markets Inc.                                        2,768           85,863
Whole Foods Market Inc.                     1            3,889          184,844
Wild Oats Markets Inc.                      1            1,876           20,448
                                                                 --------------
                                                                      4,057,932
                                                                 --------------
Forest Products & Paper--0.29%
American Woodmark Corp.                                    800           37,248
Bowater Inc.                                             3,415          127,892
Buckeye Technologies Inc.                   1            2,502           17,014
Caraustar Industries Inc.                   1            3,220           25,792
Chesapeake Corp.                                         1,159           25,324
Fibermark Inc.                              1            1,686            7,890
Glatfelter Co.                                           3,481           51,345
Pope & Talbot Inc.                                       1,397           15,437
Potlatch Corp.                                           2,704           69,628
Rock-Tenn Co. Class A                                    2,900           49,155

Wausau-Mosinee Paper Corp.                               3,433           38,450
                                                                 --------------
                                                                        465,175
                                                                 --------------
Gas--0.29%
AGL Resources Inc.                                       4,033          102,600
NUI Corp.                                                1,525           23,668
ONEOK Inc.                                               3,720           73,024
UGI Corp.                                                2,720           86,224
Vectren Corp.                                            4,577          114,654
WGL Holdings Inc.                                        2,487           66,403
                                                                 --------------
                                                                        466,573
                                                                 --------------
Hand/Machine Tools--0.29%
Axsys Technologies Inc.                     1            1,179           11,366
Baldor Electric Co.                                      1,856           38,234
Franklin Electric Co. Inc.                                 902           50,196
Kennametal Inc.                                          2,041           69,067
Powell Industries Inc.                      1            2,091           30,612
Regal-Beloit Corp.                                       1,935           36,958

                                                                             151

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
SPX Corp.                                   1            5,082   $      223,913
                                                                 --------------
                                                                        460,346
                                                                 --------------
Health Care--5.15%
ABIOMED Inc.                                1            1,772            9,693
Accredo Health Inc.                         1            2,911           63,460
Advanced Neuromodulation Systems Inc.       1              748           38,724
Alaris Medical Inc.                         1            2,329           30,161
Alliance Imaging Inc.                       1            2,859           12,580
Alliance Pharmaceutical Corp.               1              640              166
American Healthways Inc.                    1              869           31,388
American Medical Systems Holdings Inc.      1            3,000           50,610
AMERIGROUP Corp.                            1            1,651           61,417
AmSurg Corp.                                1            1,289           39,314
Apogent Technologies Inc.                   1            6,318          126,360

Apria Healthcare Group Inc.                 1            3,516           87,478
Aradigm Corp.                               1            2,248            4,046
Arrow International Inc.                                 1,139           50,287
ArthroCare Corp.                            1            1,560           26,146
AVAX Technologies Inc.                      1            2,900              696
Avigen Inc.                                 1            1,500            5,190
Beckman Coulter Inc.                                     3,981          161,788
Bei Technologies Inc.                                      900           10,800
BioMarin Pharmaceutical Inc.                1            4,800           46,848
Bio-Rad Laboratories Inc. Class A           1            1,816          100,516
Bioreliance Corp.                           1            2,049           43,439
Biosite Inc.                                1              977           46,994
BriteSmile Inc.                             1            1,706           43,947
Bruker Daltonics Inc.                       1            3,335           17,776
CardioDynamics International Corp.          1            2,800            9,548
CardioGenesis Corp.                         1            2,404            1,779
Cerner Corp.                                1            3,045           69,883
Cerus Corp.                                 1            1,347           10,143
ChromaVision Medical Systems Inc.           1            3,736            5,903
Closure Medical Corp.                       1            1,294           24,431
Cobalt Corp.                                1            2,971           61,054
Colorado Medtech Inc.                       1            1,974            9,278
Community Health Systems Inc.               1            6,383          123,128
Computer Motion Inc.                        1           17,951           69,650
Conceptus Inc.                              1              783           11,001
CONMED Corp.                                1            2,515           45,924
Cooper Companies Inc.                                    2,334           81,153
Covance Inc.                                1            3,805           68,870
Coventry Health Care Inc.                   1            4,132          190,733
CTI Molecular Imaging Inc.                  1            3,390           64,105
Cyber-Care Inc.                             1            5,200                5
Cyberonics Inc.                             1            1,143           24,586
Cygnus Inc.                                 1            2,359            1,439
Cytyc Corp.                                 1            7,458           78,458
Datascope Corp.                                            978           28,880
DaVita Inc.                                 1            5,721          153,208
Diagnostic Products Corp.                                2,117           86,903
Diametrics Medical Inc.                     1            3,462            4,016
Dynacq International Inc.                   1            2,800           47,040
Edwards Lifesciences Corp.                  1            3,766          121,039
Enzo Biochem Inc.                           1            1,976           42,526
Enzon Pharmaceuticals Inc.                  1            3,284           41,116
Epimmune Inc.                               1            2,000            2,820
Express Scripts Inc.                        1            4,991          340,985
Flir Systems Inc.                           1            2,000           60,300
Genesis Health Ventures Inc.                1            3,900           68,835

Gen-Probe Inc.                              1            1,484           60,651
Haemonetics Corp.                           1            1,692           31,640
Hanger Orthopedic Group Inc.                1            1,442           16,511
Health Net Inc.                             1            7,729          254,671
HealthTronics Surgical Services Inc.        1            2,400           21,600
Hillenbrand Industries Inc.                              4,274          215,623
Hologic Inc.                                1            2,693           35,494
Hooper Holmes Inc.                                       3,918           25,232
IDEXX Laboratories Inc.                     1            2,329           78,115
IGEN International Inc.                     1            1,785           56,049
I-many Inc.                                 1            1,903            1,922
Immtech International Inc.                  1            5,317           32,168
Impath Inc.                                 1            1,124           15,893
INAMED Corp.                                1            1,257           67,488
Intermagnetics General Corp.                1            1,020           20,237
Interpore International                     1            2,927           37,261
Invacare Corp.                                           1,828           60,324
Inveresk Research Group Inc.                1            1,653           29,737
i-STAT Corp.                                1            1,362           12,244
Kensey Nash Corp.                           1            1,733           45,058
Kindred Healthcare Inc.                     1            1,800           32,112
Kyphon Inc.                                 1            1,516           22,922
LabOne Inc.                                 1              651           14,036
Laboratory Corp. of America Holdings        1            9,190          277,078
Lasersight Inc.                             1            1,588              445
LifeCell Corp.                              1              600            3,060
LifePoint Hospitals Inc.                    1            2,300           48,162
Lincare Holdings Inc.                       1            6,608          208,218
Luminex Corp.                               1            2,140           11,042
Matria Healthcare Inc.                      1            1,160           20,474
Med-Design Corp. (The)                      1            2,100           10,332
Medwave Inc.                                1            1,841            6,628
Mentor Corp.                                             2,968           57,520
Meridian Bioscience Inc.                                 4,830           44,001
Merit Medical Systems Inc.                  1            3,125           62,438

152

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
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Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------

Micro Therapeutics Inc.                     1            3,300   $       13,992
Microtek Medical Holdings Inc.              1            2,500            5,250
Mid Atlantic Medical Services Inc.          1            3,220          168,406
Novamed Eyecare Inc.                        1            2,500            3,275
Novavax Inc.                                1            3,100           17,267
Novitron International Inc.                              2,000           12,100
Novoste Corp.                               1            1,694           10,164
Oakley Inc.                                 1            4,562           53,695
Ocular Sciences Inc.                        1            2,303           45,715
Odyssey Healthcare Inc.                     1            1,288           47,656
OraSure Technologies Inc.                   1            2,701           20,149
Orthodontic Centers of America Inc.         1            3,298           26,417
Orthologic Corp.                            1            3,033           13,921
Osteotech Inc.                              1            2,997           40,729
Oxford Health Plans Inc.                    1            5,596          235,200
PacifiCare Health Systems Inc.              1            2,339          115,383
Palatin Technologies Inc.                   1            1,800            5,742
Pediatrix Medical Group Inc.                1            1,483           52,869
PharmaNetics Inc.                           1            2,400           13,920
PolyMedica Corp.                                           800           36,632
Possis Medical Inc.                         1            2,556           35,068
Prime Medical Service Inc.                  1            2,659           12,497
Province Healthcare Co.                     1            3,552           39,321
PSS World Medical Inc.                      1            7,148           41,101
Psychemedics Corp.                                         604            4,923
RehabCare Group Inc.                        1            1,278           18,723
Renal Care Group Inc.                       1            3,510          123,587
Res-Care Inc.                               1            2,444           11,169
ResMed Inc.                                 1            2,412           94,550
Respironics Inc.                            1            2,313           86,784
Select Medical Corp.                        1            3,117           77,395
Sierra Health Services Inc.                 1            1,701           34,020
Sola International Inc.                     1            2,813           48,946
Specialty Laboratories Inc.                 1            1,300           13,325
Spectranetics Corp.                         1           11,691           35,658
Staar Surgical Co.                          1            1,696           19,674
Steris Corp.                                1            4,554          105,152
Sunrise Senior Living Inc.                  1            1,950           43,641
Theragenics Corp.                           1            2,984           12,831
Therasense Inc.                             1            4,600           46,000
Thoratec Corp.                              1            3,876           57,752
Triad Hospitals Inc.                        1            4,974          123,455
TriPath Imaging Inc.                        1            3,479           23,762
U.S. Physical Therapy Inc.                  1            2,600           33,228
Universal Health Services Inc. Class B      1            3,732          147,862
Urologix Inc.                               1            2,100            5,397

US Oncology Inc.                            1            4,023           29,730
Varian Medical Systems Inc.                 1            4,424          254,690
VCA Antech Inc.                             1            2,214           43,328
Ventana Medical Systems Inc.                1            1,393           37,862
VistaCare Inc. Class A                      1            2,805           68,190
VISX Inc.                                   1            4,020           69,747
Vital Sign Inc.                                          1,269           32,943
WebMD Corp.                                 1           23,096          250,130
WellChoice Inc.                             1            1,240           36,307
West Pharmaceutical Services Inc.                        1,171           28,689
Wright Medical Group Inc.                   1            2,000           38,000
Young Innovations Inc.                      1            1,354           38,589
ZEVEX International Inc.                    1            1,200            3,840
Zoll Medical Corp.                          1              677           22,720
                                                                 --------------
                                                                      8,184,017
                                                                 --------------
Holding Companies--Diversified--3.71
Berkshire Hathaway Inc. Class A             1               80        5,800,000
Triarc Companies Inc.                       1            1,708           51,223
Walter Industries Inc.                                   3,486           40,960
                                                                 --------------
                                                                      5,892,183
                                                                 --------------
Home Builders--1.27%
Beazer Homes USA Inc.                       1              731           61,038
Champion Enterprises Inc.                   1            4,252           22,025
Clayton Homes Inc.                                       8,598          107,905
D.R. Horton Inc.                                         9,217          258,998
Dominion Homes Inc.                         1            1,300           31,005
Fleetwood Enterprises Inc.                  1            3,500           25,900
Hovnanian Enterprises Inc. Class A          1            1,443           85,065
KIT Manufacturing Co.                     1 2            1,000              250
Lennar Corp. Class A                                     4,628          330,902
M.D.C. Holdings Inc.                                     2,272          109,692
Meritage Corp.                              1            1,300           64,038
Monaco Coach Corp.                          1            2,752           42,188
NVR Inc.                                    1              451          185,361
Palm Harbor Homes Inc.                      1            2,363           44,755
Ryland Group Inc.                                        1,514          105,072
Skyline Corp.                                            1,441           43,230
Standard-Pacific Corp.                                   2,326           77,130
Technical Olympic USA Inc.                  1            1,914           45,228
Thor Industries Inc.                                     2,592          105,805
Toll Brothers Inc.                          1            4,508          127,621
WCI Communities Inc.                        1            2,677           51,479
William Lyon Homes Inc.                     1              705           22,454

Winnebago Industries Inc.                                1,733           65,681
                                                                 --------------
                                                                      2,012,822
                                                                 --------------
Home Furnishings--0.46%
Applica Inc.                                1            3,014           25,619
Bassett Furniture Industries Inc.                        2,279           30,265
Ethan Allen Interiors Inc.                               2,449           86,107
Fedders Corp.                                            3,656           11,224

                                                                             153

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
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Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Furniture Brands International Inc.         1            4,043   $      105,522
Harman International Industries Inc.                     2,192          173,475
Kimball International Inc. Class B                       1,920           29,952
Lazare Kaplan International Inc.            1            2,279           13,446
La-Z-Boy Inc.                                            3,606           80,702
Libbey Inc.                                              1,196           27,149
Movado Group Inc.                                        1,678           36,496
Oneida Ltd.                                              1,947           13,142
ParkerVision Inc.                           1            1,320            8,646
Polycom Inc.                                1            5,848           81,053
Rowe Furniture Corp.                        1              499              958
Salton Inc.                                 1            1,283           11,573
                                                                 --------------
                                                                        735,329
                                                                 --------------
Household Products/Wares--0.68%
Blyth Inc.                                               3,000           81,600
Church & Dwight Co. Inc.                                 2,224           72,792
Dial Corp. (The)                                         6,317          122,866
Enesco Group Inc.                           1            7,002           51,815
Ennis Business Forms Inc.                                  980           14,259
Fossil Inc.                                 1            4,206           99,093
Harland (John H.) Co.                                    1,887           49,364
Helen of Troy Ltd.                          1            4,479           67,902
Jarden Corp.                                1            1,266           35,030
Nashua Corp.                                1            3,083           27,439
National Presto Industries Inc.                          1,071           33,844
Playtex Products Inc.                       1            4,899           31,452
Russ Berrie & Co. Inc.                                   1,794           65,499

Scotts Co. (The) Class A                    1            2,091          103,504
Standard Register Co. (The)                              2,728           44,957
Toro Co.                                                 2,550          101,362
Yankee Candle Co. Inc. (The)                1            3,500           81,270
                                                                 --------------
                                                                      1,084,048
                                                                 --------------
Insurance--3.88%
Acceptance Insurance Companies Inc.         1            3,741               34
Alfa Corp.                                               3,856           49,010
Allmerica Financial Corp.                   1            3,995           71,870
American Financial Group Inc.                            4,368           99,590
American Independence Corp.                 1              860            9,176
American Medical Security Group Inc.        1              840           16,044
American National Insurance Co.                          1,451          125,356
American Physicians Capital Inc.            1              286            6,935
AmerUs Group Co.                                         2,105           59,340
Argonaut Group Inc.                                      2,775           34,216
Baldwin & Lyons Inc. Class B                             1,891           44,911
Berkley (W.R.) Corp.                                     3,610          190,247
Brown & Brown Inc.                                       4,890          158,925
CNA Financial Corp.                         1           14,127          347,524
CNA Surety Corp.                                         2,972           29,274
Commerce Group Inc.                                      2,012           72,834
Crawford & Co. Class B                                   3,782           18,570
Danielson Holding Corp.                     1              980            1,568
Delphi Financial Group Inc. Class A                      1,248           58,406
Donegal Group Inc. Class B                                 855           10,722
EMC Insurance Group Inc.                                   682           12,651
Erie Indemnity Co. Class A                               4,774          196,927
FBL Financial Group Inc. Class A                         2,105           42,416
Fidelity National Financial Inc.                         8,127          249,987
Financial Industries Corp.                               1,320           19,457
First American Corp.                                     4,918          129,589
Fremont General Corp.                                    4,078           55,869
Gainsco Inc.                                1              770              216
Gallagher (Arthur J.) & Co.                              5,923          161,106
Great American Financial Resources Inc.                  2,609           34,204
Harleysville Group Inc.                                  2,703           62,223

HCC Insurance Holdings Inc.                              4,166          123,189
HealthExtras Inc.                           1            3,729           29,161
Hilb, Rogal & Hamilton Co.                               2,472           84,147
Horace Mann Educators Corp.                              2,702           43,583
Independence Holding Co.                                 1,069           22,567
Kansas City Life Insurance Co.                           1,472           63,060
LandAmerica Financial Group Inc.                         1,690           80,275
Leucadia National Corp.                                  4,101          152,229
Markel Corp.                                1              646          165,376
Mercury General Corp.                                    4,536          207,068
MONY Group Inc. (The)                                    3,493           94,136
Nationwide Financial Services Inc.                       3,389          110,142
Navigators Group Inc.                       1            1,877           55,972
Odyssey Re Holdings Corp.                                3,926           82,839
Ohio Casualty Corp.                         1            4,478           59,020
Old Republic International Corp.                         7,363          252,330
Philadelphia Consolidated Holding Corp.     1            1,645           66,458
PICO Holdings Inc.                          1            2,300           29,900
PMA Capital Corp. Class A                                2,309           29,024
PMI Group Inc. (The)                                     5,470          146,815
Presidential Life Corp.                                  2,120           29,913
ProAssurance Corp.                          1            3,295           88,932
Protective Life Corp.                                    3,782          101,168

154

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Radian Group Inc.                                        6,299   $      230,858
Reinsurance Group of America Inc.                        2,879           92,416
RLI Corp.                                                2,328           76,591
Selective Insurance Group Inc.                           1,963           49,173
Southern Security Life Insurance Co.        1            2,361            8,051
StanCorp Financial Group Inc.                            1,892           98,800

State Auto Financial Corp.                               3,976           89,261
Stewart Information Services Corp.          1            2,478           69,012
Transatlantic Holdings Inc.                              3,231          223,424
Triad Guaranty Inc.                         1            1,298           49,259
21st Century Insurance Group                             4,619           66,052
UICI                                        1            4,968           74,868
United Fire & Casualty Co.                               1,251           40,645
Unitrin Inc.                                             4,544          123,233
Universal American Financial Corp.          1            3,000           19,110
Wesco Financial Corp.                                      332          103,584
White Mountains Insurance Group Ltd.                       568          224,360
Zenith National Insurance Corp.                          1,762           50,217
                                                                 --------------
                                                                      6,175,415
                                                                 --------------
Iron/Steel--0.15%
AK Steel Holding Corp.                      1            8,844           32,015
Carpenter Technology Corp.                               1,948           30,389
Gibraltar Steel Corp.                                    1,160           23,757
National Steel Corp. Class B                1            4,836              111
Reliance Steel & Aluminum Co.                            2,195           45,436
Ryerson Tull Inc.                                        2,942           25,831
Shiloh Industries Inc.                      1            2,882            9,309
Steel Dynamics Inc.                         1            4,841           66,322
Weirton Steel Corp.                         1            2,700              154
WHX Corp.                                   1              585            1,228
                                                                 --------------
                                                                        234,552
                                                                 --------------
Leisure Time--0.42%
Ambassadors International Inc.              1              965           11,590
Bally Total Fitness Holding Corp.           1            1,835           16,570
Callaway Golf Co.                                        4,560           60,283
K2 Inc.                                     1            4,427           54,231
Nautilus Group Inc. (The)                                2,400           29,760
Polaris Industries Inc.                                  1,447           88,846
ResortQuest International Inc.              1            3,354           14,791
Royal Caribbean Cruises Ltd.                            14,892          344,899
WMS Industries Inc.                         1            2,502           39,006
                                                                 --------------
                                                                        659,976
                                                                 --------------
Lodging--0.72%
Aztar Corp.                                 1            2,668           42,981

Boca Resorts Inc. Class A                   1            2,661           34,593
Boyd Gaming Corp.                           1            4,980           85,955
Choice Hotels International Inc.            1            2,889           78,899
Extended Stay America Inc.                  1            5,792           78,134
International Leisure Hosts Ltd.          1 2            2,400           12,000
John Q Hammons Hotels Inc.                  1            2,600           15,808
Mandalay Resort Group                                    4,156          132,369
Marcus Corp.                                             2,495           37,300
MGM Grand Inc.                              1            9,382          320,677
Park Place Entertainment Corp.              1           19,847          180,409
Prime Hospitality Corp.                     1            3,038           20,385
ShoLodge Inc.                               1            1,700            6,443
Station Casinos Inc.                        1            4,168          105,242
Suburban Lodges of America
 Liquidating Trust                          2            3,969               --
                                                                 --------------
                                                                      1,151,195
                                                                 --------------
Machinery--1.27%
AGCO Corp.                                  1            3,886           66,373
Albany International Corp. Class A                       2,391           65,513
Applied Industrial Technologies Inc.                     1,369           28,886
Astec Industries Inc.                       1            1,643           14,327
Asyst Technologies Inc.                     1            2,036           13,621
Benthos Inc.                                1            3,900           20,592
Briggs & Stratton Corp.                                  1,620           81,810
Cognex Corp.                                1            2,846           63,608
Donaldson Co. Inc.                                       3,068          136,373
DT Industries Inc.                          1            2,068            4,777
Dycom Industries Inc.                       1            3,314           54,018
Electroglas Inc.                            1           10,046           13,160
Engineered Support Systems Inc.                            592           24,775
Esterline Technologies Corp.                1            1,575           27,421
Flowserve Corp.                             1            3,518           69,199
Gardner Denver Inc.                         1            1,793           36,685
Gerber Scientific Inc.                      1            3,216           21,419
Global Payment Technologies Inc.            1            2,540           11,201
Graco Inc.                                               3,595          115,040
Hurco Companies Inc.                        1              600            1,410
Idex Corp.                                               2,680           97,123
Imation Corp.                                            2,718          102,795
Insituform Technologies Inc. Class A        1            1,780           31,470
JLG Industries Inc.                                      2,372           16,130
Kadant Inc.                                 1              830           15,562
Knight Transportation Inc.                  1            1,617           40,263

Kulicke & Soffa Industries Inc.             1            3,584           22,902
Lincoln Electric Holding Inc.                            3,754           76,619

                                                                             155

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Magnetek Inc.                               1            2,812   $        7,142
Manitowoc Co. Inc. (The)                                 2,254           50,264
NACCO Industries Inc.                                      560           33,006
Nordson Corp.                                            2,262           53,949
Paragon Technologies Inc.                   1            3,600           36,000
Paxar Corp.                                 1            3,943           43,373
PPT Vision Inc.                             1            1,600            1,200
Presstek Inc.                               1            1,890           11,775
Robbins & Myers Inc.                                     1,306           24,161
Semitool Inc.                               1            1,816            8,953
Stewart & Stevenson Services Inc.                        2,732           43,029
SureBeam Corporation Class A                1            3,057            8,101
Tecumseh Products Co. Class A                              739           28,311
Tegal Corp.                                 1            4,300            2,365
Tennant Co.                                              1,215           44,651
Terex Corp.                                 1            2,592           50,596
Thomas Industries Inc.                                   1,910           51,665
Ultratech Inc.                              1            1,943           35,926
Unova Inc.                                  1            4,748           52,703
Zebra Technologies Corp. Class A            1            2,098          157,749
                                                                 --------------
                                                                      2,017,991
                                                                 --------------
Machinery--Construction & Mining--0.02%
Joy Global Inc.                             1            1,889           27,901
                                                                 --------------
                                                                         27,901
                                                                 --------------
Manufacturers--0.61%
AZZ Incorporated                            1            2,063           22,714
Carlisle Companies Inc.                                  2,050           86,428
CUNO Inc.                                   1            1,796           64,872
Federal Signal Corp.                                     3,348           58,824
FMC Corp.                                   1            3,336           75,494
Harsco Corp.                                             3,009          108,474
Jacuzzi Brands Inc.                         1            5,310           28,090
Lancaster Colony Corp.                                   2,693          104,111

Pentair Inc.                                             3,546          138,507
Samsonite Corp.                             1            2,267            1,700
Sturm Ruger & Co. Inc.                                   2,392           23,920
Teleflex Inc.                                            2,914          123,991
Tredegar Corp.                                           2,217           33,233
Trinity Industries Inc.                                  2,837           52,513
Wabtec Corp.                                             3,405           47,364
                                                                 --------------
                                                                        970,235
                                                                 --------------
Manufacturing--0.05%
ESCO Technologies Inc.                      1              664           29,216
International Smart Sourcing Inc.           1            3,590           11,308
Kaydon Corp.                                             1,638           34,070
Polymer Group Escrow                        2            3,131               --
Polymer Group Inc. Class B                  1               39              293
Polymer Group Inc. Class D Warrants
 (Expires 03/04/10)                       1 2               49               --
Polymer Group Inc.  Class E Warrants
 (Expires 03/04/10)                       1 2               51               --
Servotronics Inc.                           1            1,410            3,187
                                                                 --------------
                                                                         78,074
                                                                 --------------
Media--4.33%
Acme Communications Inc.                    1            2,400           18,240
Andersen Group Inc.                         1            3,800           15,010
Banta Corp.                                              1,882           60,920
Beasley Broadcast Group Inc. Class A        1            2,300           31,464
Belo (A.H.) Corp.                                        7,894          176,510
Big City Radio Inc.                         1            2,600            2,522
Cablevision Systems Corp.                   1           14,610          303,304
Courier Corp.                                              349           17,973
Cox Radio Inc. Class A                      1            2,465           56,966
Crown Media Holdings Inc.                   1           11,798           48,726
Cumulus Media Inc. Class A                  1            3,327           62,980
Emmis Communications Corp.                  1            4,016           92,167
Entercom Communications Corp.               1            3,856          188,983
Entravision Communications Corp.            1            4,039           45,843
Fox Entertainment Group Inc. Class A        1           22,068          635,117
Gemstar-TV Guide International Inc.         1           24,500          124,705

Granite Broadcasting Corp.                  1            2,740            8,384
Gray Television Inc.                                     2,271           28,160
Hearst-Argyle Television Inc.               1            6,173          159,881
Hispanic Broadcasting Corp.                 1            6,746          171,686
Hollinger International Inc.                             5,722           61,626
Hollywood Media Corp.                       1            2,989            3,886
HyperFeed Technologies Inc.                 1              997              479
Information Holdings Inc.                   1            1,958           35,733
Insight Communications Co. Inc.             1            2,900           38,222
Journal Register Co.                        1            2,867           51,864
Lee Enterprises Inc.                                     3,402          127,677
Liberty Corp.                                            1,871           79,517
Liberty Media Corp. Class A                 1          158,162        1,828,353
Lin TV Corp. Class A                        1            2,838           66,835
LodgeNet Entertainment Corp.                1            2,500           27,375
McClatchy Co. (The) Class A                              2,671          153,903
Media General Inc. Class A                               1,620           92,664

156

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Mediacom Communications Corp.               1            4,950   $       48,856
Metromedia International Group Inc.         1            4,997              575
National Lampoon Inc.                       1            3,300           14,850
New Frontier Media Inc.                     1            1,500            2,400
On Command Corp.                            1            3,249            3,574
Paxson Communications Corp.                 1            4,748           28,441
Pegasus Communications Corp.                1              694           20,529

Playboy Enterprises Inc. Class B            1            2,398           32,613
Primedia Inc.                               1           10,516           32,074
Pulitzer Inc.                                            1,506           74,427
Radio One Inc.                              1            7,095          126,717
Radio Unica Communications Corp.            1            3,800            3,040
Readers Digest Association Inc. (The)                    6,294           84,843
Regent Communications Inc.                  1            3,200           18,880
Salem Communications Corp. Class A          1            1,700           34,019
Scholastic Corp.                            1            2,660           79,215
Scripps (E.W.) Co. Class A                               5,063          449,189
Sinclair Broadcast Group Inc. Class A       1            4,099           47,589
Spanish Broadcasting System Inc.
 Class A                                    1            2,600           21,190
TiVo Inc.                                   1            3,800           46,284
UnitedGlobalCom Inc. Class A                1            5,046           26,088
Value Line Inc.                                          1,146           56,280
Washington Post Company (The) Class B                      519          380,375
Westwood One Inc.                           1            7,233          245,416
Wiley (John) & Sons Inc. Class A                         3,234           84,731
XM Satellite Radio Holdings Inc.
 Class A                                    1            6,675           73,759
Young Broadcasting Inc. Class A             1            1,662           35,118
Youthstream Media Networks Inc.             1            2,318              216
                                                                 --------------
                                                                      6,888,963
                                                                 --------------
Metal Fabricate/Hardware--0.18%
Amcast Industrial Corp.                     1            1,839            1,600
Penn Engineering & Manufacturing Corp.                   1,834           25,034
Precision Castparts Corp.                                2,929           91,092
Shaw Group Inc. (The)                       1            2,670           32,174
Timken Co. (The)                                         4,180           73,192
TransTechnology Corp.                       1            2,532           13,774
Valmont Industries Inc.                                  2,324           45,225
                                                                 --------------
                                                                        282,091
                                                                 --------------
Metals--Diversified--0.26%
Ameron International Corp.                               1,000           34,770

AptarGroup Inc.                                          2,543           91,548
Atchison Casting  Corp.                     1              457              105
Commercial Metals  Co.                                   3,540           62,977
Matthews International
Corp. Class A                                            1,974           48,876
Maverick Tube Corp.                         1            2,142           41,019
Mueller Industries Inc.                     1            2,301           62,380
Niagara Corp.                               1              600            1,735
NS Group Inc.                               1            1,534           14,957
Quanex Corp.                                             1,052           31,265
TransPro Inc.                               1            3,911           17,521
                                                                 --------------
                                                                        407,153
                                                                 --------------
Mining--0.38%
Arch Coal Inc.                                           3,365           77,328
Brush Engineered Materials Inc.             1            1,404           11,723
Century Aluminum Co.                                     1,637           11,508
Charles & Colvard Ltd.                      1            2,811           11,244
Glamis Gold Ltd.                            1            8,367           95,969
Golden Cycle Gold Corp.                     1            1,800           27,000
Liquidmetal Technologies                    1              672            3,447
MAXXAM Inc.                                 1            1,713           24,839
Meridian Gold Inc.                          1            8,994          103,341
Peabody Energy Corp.                                     4,162          139,802
Royal Gold Inc.                                          1,530           32,880
Stillwater Mining Co.                       1            2,620           13,467
Titanium Metals Corp.                       1              613           19,677
USEC Inc.                                                5,274           37,023
                                                                 --------------
                                                                        609,248
                                                                 --------------
Office/Business
Equipment--0.26%
General Binding Corp.                       1            3,195           38,340
Global Imaging Systems Inc.                 1              686           15,888
Herman Miller Inc.                                       4,846           97,938
HON Industries Inc.                                      4,562          139,141
Imagistics International Inc.               1            1,925           49,665
Insight Enterprises Inc.                    1            2,872           28,892
Steelcase Inc. Class A                                   2,407           28,306
Virco Manufacturing Corp.                                1,598           10,163
                                                                 --------------
                                                                        408,333
                                                                 --------------
Oil & Gas Producers--3.48%
Adams Resources & Energy Inc.                            1,600           14,368
Apco Argentina Inc.                                        971           21,585

June 30, 2003 (Unaudited)

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Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Atmos Energy Corp.                                       3,304   $       81,939
ATP Oil & Gas Corp.                         1            1,370            8,631
Atwood Oceanics Inc.                        1            1,402           38,064
Berry Petroleum Co. Class A                              2,178           39,095
Blue Dolphin Energy Co.                     1            7,300            5,840
BP Prudhoe Bay Royalty Trust                             1,489           28,127
Cabot Oil & Gas Corp.                                    2,315           63,917
CAL Dive International Inc.                 1            2,727           59,449
Callon Petroleum Co.                        1            1,559           11,100
Cascade Natural Gas Corp.                                1,007           19,234
Chesapeake Energy Corp.                                 12,386          125,099
Cimarex Energy Co.                          1            3,034           72,058
Clayton Williams Energy Inc.                1            1,100           20,306
Dawson Geophysical Co.                      1            2,400           19,442
Denbury Resources Inc.                      1            4,397           59,052
Diamond Offshore Drilling Inc.                           8,790          184,502
Encore Acquisition Co.                      1            1,937           37,094
Energen Corp.                                            2,199           73,227
Energy Partners Ltd.                        1            2,000           23,100
ENSCO International Inc.                                 9,215          247,884
Equitable Resources Inc.                                 4,022          163,856
Evergreen Resources Inc.                    1            1,793           97,378
Exploration Company of Delaware (The)       1           12,933           54,965
Forest Oil Corp.                            1            3,002           75,410
Giant Industries Inc.                       1            2,584           15,401
Grey Wolf Inc.                              1            9,565           38,643
Hanover Compressor Co.                      1            4,052           45,788
Helmerich & Payne Inc.                                   3,200           93,440
Houston Exploration Co.                     1            1,984           68,845
Key Energy Services Inc.                    1            5,818           62,369

Magnum Hunter Resources Inc.                1            2,900           23,171
MarkWest Hydrocarbon Inc.                   1            1,779           13,538
McMoRan Exploration Co.                                  2,119           23,606
Meridian Resource Corp. (The)               1            5,900           27,907
Mission Resources Corp.                     1            1,833            3,208
Murphy Oil Corp.                                         5,820          306,132
National-Oilwell Inc.                       1            5,282          116,204
New Jersey Resources Corp.                               2,242           79,591
Newfield Exploration Co.                    1            3,912          146,896
Noble Energy Inc.                                        3,685          139,293
Northwest Natural Gas Co.                                1,066           29,049
Nuevo Energy Co.                            1            1,327           23,156
Parker Drilling Co.                         1            6,495           18,900
Patina Oil & Gas Corp.                                   2,413           77,578
Penn Virginia Corp.                                      1,500           64,500
Petroleum Development Corp.                 1            2,500           22,975
Piedmont Natural Gas Co.                                 2,538           98,500
Pioneer Natural Resources Co.               1            8,251          215,351
Plains Exploration & Production Co.         1            4,745           51,293
Plains Resource Inc.                        1            3,300           46,695
Pogo Producing Co.                                       4,272          182,628
Premcor Inc.                                1            4,747          102,298
Pride International Inc.                    1            8,295          156,112
Prima Energy Corp.                          1            1,030           21,506
Quicksilver Resources Inc.                  1            1,500           35,925
Remington Oil & Gas Corp.                   1            2,200           40,436
SEACOR SMIT Inc.                            1            1,347           49,152
SEMCO Energy Inc.                                        1,700            9,894
Southern Union Co.                          1            4,417           74,824
Southwest Gas Corp.                                      1,974           41,809
Spinnaker Exploration Co.                   1            2,700           70,740
St. Mary Land & Exploration Co.                          1,993           54,409
Stone Energy Corp.                          1            2,417          101,321
Superior Energy Services Inc.               1            5,800           54,984
Swift Energy Co.                            1            1,917           21,087
Tesoro Petroleum Corp.                      1            3,192           21,961
Tom Brown Inc.                              1            2,647           73,560
Ultra Petroleum Corp.                       1            4,186           54,041
Unit Corp.                                  1            2,349           49,118
Valero Energy Corp.                                      7,267          264,010
Vintage Petroleum Inc.                                   3,458           39,006
WD-40 Co.                                                1,899           54,216
Western Gas Resources Inc.                               2,585          102,366

Westport Resources Corp.                    1            4,576          104,104
W-H Energy Services Inc.                    1            1,400           27,272
XTO Energy Inc.                                         11,154          224,307
                                                                 --------------
                                                                      5,527,837
                                                                 --------------
Oil & Gas Services--1.37%
CARBO Ceramics Inc.                                        983           36,617
Cooper Cameron Corp.                        1            3,502          176,431
Dril-Quip Inc.                              1            1,536           27,955
FMC Technologies Inc.                       1            3,426           72,117
Global Industries Ltd.                      1            5,078           24,476
GlobalSantaFe Corp.                                     17,701          413,141
Grant Prideco Inc.                          1            7,960           93,530
Hydril Co.                                  1            2,000           54,500
Input/Output Inc.                           1            4,854           26,115
Lone Star Technologies Inc.                 1            1,884           39,903
Mitcham Industries Inc.                     1            2,200            3,366

158

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Security                                                Shares            Value
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COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Newpark Resources Inc.                      1            6,968   $       38,185
Oceaneering International Inc.              1            2,232           57,028
Oil States International Inc.               1            2,906           35,163
Patterson-UTI Energy Inc.                   1            4,975          161,190
Smith International Inc.                    1            6,376          234,254
Tidewater Inc.                                           3,838          112,722
Universal Compression
Holdings Inc.                               1            2,500           52,150
Varco International Inc.                    1            5,849          114,640
Veritas DGC Inc.                            1            1,922           22,103
Weatherford International Ltd               1            9,248          387,491
                                                                 --------------
                                                                      2,183,077
                                                                 --------------
Packaging & Containers--0.50%
AEP Industries Inc.                         1              745            5,386
Crown Holdings Inc.                         1            8,239           58,826

Greif Inc. Class A                                       1,870           43,010
Longview Fibre Co.                                       3,612           29,618
Owens-Illinois Inc.                         1            9,028          124,316
Packaging Corporation of America            1            6,850          126,246
Silgan Holdings Inc.                        1            2,054           64,249
Smurfit-Stone Container Corp.               1           15,116          196,961
Sonoco Products Co.                                      6,346          152,431
                                                                 --------------
                                                                        801,043
                                                                 --------------
Pharmaceuticals--4.33%
aaiPharma Inc.                              1            2,598           51,648
Abgenix Inc.                                1            5,032           52,786
Able Laboratories Inc.                      1            1,640           32,308
Adolor Corp.                                1            1,700           20,859
Advanced Medical Optics Inc.                1            1,085           18,499
AdvancePCS                                  1            6,000          229,380
Align Technology Inc.                       1            2,948           36,997
Alkermes Inc.                               1            3,692           39,689
Allou Health Care Inc.                    1 2            2,961            3,168
Allscripts Healthcare Solutions Inc.        1            4,600           16,882
Alpharma Inc. Class A                                    3,095           66,852
Amylin Pharmaceuticals Inc.                 1            5,691          124,576
Andrx Group                                 1            4,822           95,958
Antigenics Inc.                             1            2,844           32,763
Aphton Corp.                                1            2,832           23,336
ArQule Inc.                                 1            1,444            6,065
AtheroGenics Inc.                           1            2,602           38,848
AVANIR Pharmaceuticals Class A              1            4,000            7,000
AVI BioPharma Inc.                          1            4,800           29,424
Barr Laboratories Inc.                      1            4,454          291,737
Biopure Corp.                               1            2,300           14,053
Bone Care International Inc.                1            1,973           27,425
Boston Life Sciences Inc.                   1            7,244           13,401
Celgene Corp.                               1            5,126          155,830
Cell Genesys Inc.                           1            2,359           20,382
Cell Therapeutics Inc.                      1            2,590           25,201
CIMA Labs Inc.                              1            1,000           26,890
CollaGenex Pharmaceuticals Inc.             1            3,116           41,848
Connetics Corp.                             1            3,237           48,458
Corixa Corp.                                1            3,112           24,056
Corvas International Inc.                   1            2,500            6,750
Cubist Pharmaceuticals Inc.                 1            2,144           22,855
CV Therapeutics Inc.                        1            2,848           84,472
D&K Healthcare Resources Inc.                            2,276           36,735
DENTSPLY International Inc.                              4,672          191,085
Digene Corp.                                1            1,428           38,884

Discovery Laboratories Inc.                 1            6,132           39,367
Durect Corp.                                1            3,800            9,158
Emisphere Technologies Inc.                 1            1,405            5,058
Endo Pharmaceuticals Holdings Inc.          1            7,853          132,873
Eon Labs Inc.                               1            2,784           97,858
Epix Medical Inc.                           1            1,921           27,182
First Horizon Pharmaceutical Corp.          1            1,800            7,110
Genta Inc.                                  1            4,000           53,280
Geron Corp.                                 1            2,194           16,148
Gilead Sciences Inc.                        1           12,794          711,091
Guilford Pharmaceuticals Inc.               1            1,220            5,539
Hemispherx Biopharma Inc.                   1            1,841            3,461
Henry Schein Inc.                           1            2,720          142,365
Hi-Tech Pharmacal Co.                       1            2,647          107,653
ICN Pharmaceuticals Inc.                                 6,623          111,001
ILEX Oncology Inc.                          1            3,766           73,098
ImClone Systems Inc.                        1            4,865          153,831
Immune Response Corp. (The)                 1            7,307           23,163
Immunogen Inc.                              1            2,500           10,675
Impax Laboratories Inc.                     1            4,000           47,960
InKine Pharmaceutical Co. Inc.              1            7,610           25,646
Inspire Pharmaceuticals Inc.                1            1,660           17,928
InterMune Inc.                              1            3,000           48,330
Intuitive Surgical Inc.                     1            2,200           16,676
Isis Pharmaceuticals Inc.                   1            3,408           18,062
IVAX Corp.                                  1           13,480          240,618
Kos Pharmaceuticals Inc.                    1            1,853           43,490
KV Pharmaceuticals Co.                      1            2,449           68,082
Ligand Pharmaceuticals Inc. Class B         1            3,959           53,803
Martek Biosciences Corp.                    1            1,748           75,059
Medarex Inc.                                1            4,728           31,158
Medicines Co. (The)                         1            3,828           75,373

                                                                             159

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Security                                                Shares            Value
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COMMON STOCKS--(Continued)

-------------------------------------------------------------------------------
Medicis Pharmaceutical Corp. Class A                     1,843   $      104,498
MGI Pharma Inc.                             1            1,326           33,985
MIM Corp.                                   1              386            2,521
Miravant Medical Technologies               1            1,991            2,230
Mylan Laboratories Inc.                                 11,869          412,685
Nabi Biopharmaceuticals                     1            3,300           22,638
NaPro BioTherapeutics Inc.                  1           10,443           15,769
Nastech Pharmaceutical Co. Inc.             1            3,000           30,000
Natrol Inc.                                 1            2,290            5,313
NBTY Inc.                                   1            3,730           78,554
Neose Technologies Inc.                     1              953            9,540
Neurocrine Biosciences Inc.                 1            2,371          118,408
Noven Pharmaceuticals Inc.                  1            2,700           27,648
NPS Pharmaceuticals Inc.                    1            2,546           61,970
Nu Skin Enterprises Inc. Class A                         3,109           32,489
Nuvelo Inc.                                 1            6,903           13,737
Omnicare Inc.                                            6,250          211,188
OSI Pharmaceuticals Inc.                    1            2,498           80,461
Patterson Dental Co.                        1            4,195          190,369
Perrigo Co.                                              5,276           82,517
Pharmaceutical Resources Inc.               1            2,400          116,784
Pharmacyclics Inc.                          1            1,356            6,427
Praecis Pharmaceuticals Inc.                1            3,000           14,700
Priority Healthcare Corp. Class B           1            3,376           62,625
SangStat Medical Corp.                      1            1,921           25,146
SciClone Pharmaceuticals Inc.               1            3,400           29,104
Sepracor Inc.                               1            5,946          107,206
Serologicals Corp.                          1            2,187           29,809
SICOR Inc.                                  1            7,663          155,865
SuperGen Inc.                               1            2,151           11,615
Sybron Dental Specialties Inc.              1            2,287           53,973
Tanox Inc.                                  1            2,500           40,125
Titan Pharmaceuticals Inc.                  1            1,487            3,509
Tularik Inc.                                1            3,410           33,895
Twinlab Corp.                               1            2,806              645
United Surgical Partners
 International Inc.                         1            1,661           37,522
United Therapeutics Inc.                    1            1,400           30,492
VaxGen Inc.                                 1            1,500            7,770

Vicuron Pharmaceuticals Inc.                1            3,600           51,048
Vion Pharmaceuticals Inc.                   1            8,717           14,383
ViroPharma Inc.                             1            1,323            3,440
VIVUS Inc.                                  1            2,800           14,392
Zonagen Inc.                                1            1,801            2,954
                                                                 --------------
                                                                      6,879,145
                                                                 --------------
Pipelines--0.23%
Aquila Inc.                                             11,616           29,969
National Fuel Gas Co.                                    5,684          148,068
Questar Corp.                                            5,390          180,403
                                                                 --------------
                                                                        358,440
                                                                 --------------
Real Estate--2.32%
American Residential Investment
 Trust Inc.                                 1              560            5,130
AMLI Residential Properties Trust                        1,844           43,426
Anthracite Capital Inc.                                  2,200           26,532
Arizona Land Income Corp. Class A                        2,100            9,870
Bedford Property Investors Inc.                          3,013           85,569
Brandywine Realty Trust                                  2,800           68,936
BRE Properties Inc. Class A                              2,363           78,452
California Coastal Communities Inc.         1              535            3,531
Catellus Development Corp.                  1            6,076          133,672
CenterPoint Properties Corp.                             1,420           86,975
Chateau Communities Inc.                                 1,926           56,990
Colonial Properties Trust                                1,165           40,996
Commercial Net Lease Realty Inc.                         4,713           81,252
Cornerstone Realty Income Trust Inc.                     4,949           36,177
Corrections Corp. of America                1            3,800           96,254
Cousins Properties Inc.                                  2,927           81,663
Developers Diversified Realty Corp.                      5,393          153,377
EastGroup Properties Inc.                                1,814           48,978
Equity Inns Inc.                                         6,529           45,050
First Industrial Realty Trust Inc.                       2,697           85,225
Forest City Enterprises Inc. Class A                     3,211          133,096
Gables Residential Trust                                 2,606           78,779

Glenborough Realty Trust Inc.                            2,040           39,066
Glimcher Realty Trust                                    2,660           59,584
Grubb & Ellis Company                       1            1,305            1,533
Healthcare Realty Trust Inc.                             2,155           62,818
HMG/Courtland Properties Inc.                            2,900           26,100
Home Properties of New York Inc.                         1,754           61,811
Innkeepers USA Trust                                     4,029           27,397
Insignia Financial Group Inc.               1            3,857           42,851

160

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Security                                                Shares            Value
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COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Jones Lang LaSalle Inc.                     1            3,226   $       50,971
Kilroy Realty Corp.                                      1,936           53,240
LNR Property Corp.                                       1,720           64,328
Macerich Co. (The)                                       2,894          101,666
Manufactured Home Communities Inc.                       1,868           65,585
Meristar Hospitality Corp.                               2,369           12,177
Mills Corp.                                              3,650          122,458
Monmouth Capital Corp.                                   2,949           14,211
Monmouth Real Estate Investment Corp.
 Class A                                                 2,500           17,550
National Health Investors Inc.                           4,195           77,356
Nationwide Health Properties Inc.                        2,267           36,113
Novastar Financial Inc.                                  648             38,718
Pan Pacific Retail Properties Inc.                       2,689          105,812
Prentiss Properties Trust                                1,341           40,217
Prime Group Realty Trust                    1            4,457           25,851
PS Business Parks Inc.                                   2,646           93,404
Realty Income Corp.                                      2,099           79,930
Reckson Associates Realty Corp.                          2,791           58,220
Redwood Trust Inc.                                       2,017           80,498
RFS Hotel Investors Inc.                                 4,113           50,672

Shurgard Storage Centers Inc. Class A                    2,965           98,082
Sovran Self Storage Inc.                                 1,808           56,952
St. Joe Company (The)                                    5,824          181,709
Summit Properties Inc.                                   1,437           29,674
Sun Communities Inc.                                     1,563           61,426
Taubman Centers Inc.                                     4,167           79,840
Town & Country Trust (The)                               2,581           60,008
Trammell Crow Co.                           1            4,232           44,902
United Capital Corp.                                       690           24,012
W.P. Carey & Co. LLC                                     2,232           66,826
                                                                 --------------
                                                                      3,693,498
                                                                 --------------
Real Estate Investment Trusts--4.51%
Acadia Realty Trust                                      2,637           24,129
Alexander's Inc.                            1              723           60,363
Alexandria Real Estate Equities Inc.                     2,805          126,225
AMB Property Corp.                                       5,742          161,752
American Financial Realty Trust             1            1,972           29,403
American Land Lease Inc.                                 2,916           48,989
American Mortgage Acceptance Corp.                       3,300           57,288
Annaly Mortgage Management Inc.                          4,400           87,604
Archstone-Smith Trust                                   10,647          255,528
Arden Realty Inc.                                        4,368          113,350
AvalonBay Communities Inc.                               6,232          265,732
Boston Properties Inc.                                   6,081          266,348
Camden Property Trust                                    3,234          113,028
Capital Alliance Income Trust Ltd.                       1,300           24,960
Capital Automotive                                       1,653           46,267
Capstead Mortgage Corp.                                  4,800           54,096
CarrAmerica Realty Corp.                                 6,510          181,043
CBL & Associates Properties Inc.                         2,548          109,564
Cedar Income Fund Ltd.                      1            3,500           18,354
Chelsea Property Group Inc.                              3,156          127,218
Crescent Real Estate Equities Co.                        6,613          109,842
Crown American Realty Trust                              2,566           27,559
Duke Realty Corp.                                        8,408          231,640
Essex Property Trust Inc.                                1,249           71,505
Federal Realty Investment Trust                          3,557          113,824
FelCor Lodging Trust Inc.                                3,037           23,840

Friedman, Billings, Ramsey Group, Inc.
 Class A                                                 6,429           86,149
General Growth Properties Inc.                           3,914          244,390
Getty Realty Corp.                                       2,600           58,032
Great Lakes REIT Inc.                                    3,419           54,704
Health Care Property Investors Inc.                      4,057          171,814
Health Care REIT Inc.                                    2,118           64,599
Heritage Property Investment Trust Inc.                  2,741           74,226
Highwoods Properties Inc.                                2,659           59,296
Hospitality Properties Trust                             4,735          147,969
Host Marriott Corp.                         1           14,160          129,564
HRPT Properties Trust                                    8,685           79,902
iStar Financial Inc.                                     7,616          277,984
Kimco Realty Corp.                                       6,283          238,126
Koger Equity Inc.                                        2,791           48,089
Kramont Realty Trust                                     1,700           28,050
Liberty Property Trust                                   4,578          158,399
Mack-Cali Realty Corp.                                   4,569          166,220
Maguire Properties Inc.                     1            1,432           27,566
Mid-America Apartment Communities Inc.                   1,642           44,350
Mission West Properties Inc.                             2,400           27,288
New Plan Excel Realty Trust                              6,847          146,183
Parkway Properties Inc.                                  1,950           81,998
Post Properties Inc.                                     1,583           41,950
ProLogis                                                11,256          307,289
Public Storage Inc.                                      7,838          265,473

                                                                             161

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Security                                                Shares            Value
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COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Regency Centers Corp.                                    4,395   $      153,737
Rouse Co. (The)                                          5,899          224,752
Senior Housing Properties Trust                          4,318           58,552
SL Green Realty Corp.                                    3,471          121,103
Thornburg Mortgage Inc.                                  2,392           59,082
Trizec Properties Inc.                                   9,820          111,653

United Dominion Realty Trust Inc.                        7,634          131,457
Vornado Realty Trust                                     7,445          324,602
Washington Real Estate
Investment Trust                                         2,578           70,122
Weingarten Realty Investors                              3,300          138,270
                                                                 --------------
                                                                      7,172,391
                                                                 --------------
Retail--5.53%
Abercrombie & Fitch Co. Class A             1            6,320          179,551
AC Moore Arts & Crafts Inc.                 1              895           17,927
Advance Auto Parts Inc.                     1            2,752          167,597
Aeropostale Inc.                            1            2,630           56,492
AFC Enterprises Inc.                        1            1,869           30,353
AG Services of America Inc.                 1            4,120           24,473
Amazon.com Inc.                             1           25,390          926,481
American Eagle Outfitters Inc.              1            4,555           83,539
Angelo and Maxie's Inc.                     1            5,088           15,010
AnnTaylor Stores Corp.                      1            2,620           75,849
Barnes & Noble Inc.                         1            4,268           98,377
Bebe Stores Inc.                            1            2,424           46,371
Big 5 Sporting Goods Corp.                  1              700            8,771
Big Dog Holdings Inc.                       1            3,241           10,047
BJ's Wholesale Club Inc.                    1            4,572           68,854
Blockbuster Inc.                                         2,500           42,125
Bob Evans Farms Inc.                                     2,133           58,935
Borders Group Inc.                          1            5,035           88,666
Brinker International Inc.                  1            6,199          223,288
Brown Shoe Co. Inc.                                      1,408           41,958
Buckle Inc. (The)                           1            1,782           34,268
Burlington Coat
 Factory Warehouse Corp.                                 3,019           54,040
CarMax Inc.                                 1            6,777          204,327
Casey's General Store Inc.                               2,654           37,528
Cash America International Inc.                          4,822           63,747
Cato Corp. Class A                                       2,013           42,434
CBRL Group Inc.                                          3,436          133,523
Charlotte Russe Holding Inc.                1            2,200           22,704
Charming Shoppes Inc.                       1            6,277           31,197
Chico's FAS Inc.                            1            5,022          105,713
Children's Place Retail Stores Inc.
 (The)                                      1            1,911           37,952
Christopher & Banks Corp.                   1            1,968           72,796
Claire's Stores Inc.                                     3,172           80,442
Coach Inc.                                  1            6,204          308,587

Coldwater Creek Inc.                        1            1,612           19,876
Cole National Corp.                         1            2,758           34,530
Copart Inc.                                 1            4,773           45,105
Cost Plus Inc.                              1            1,283           45,752
CSK Auto Corp.                              1            2,765           39,954
Dollar Tree Stores Inc.                     1            7,364          233,660
Dress Barn Inc.                             1            1,901           24,086
Drugstore.com Inc.                          1            7,600           44,384
Duane Reade Inc.                            1            2,400           35,400
Elder-Beerman Stores Corp.                  1            6,193           36,229
Electronics Boutique Holdings Corp.         1            1,597           36,907
Factory 2-U Stores Inc.                     1            1,223            6,091
FAO Inc.                                    1            9,531           22,207
Foot Locker Inc.                                         7,763          102,860
Footstar Inc.                               1            2,797           36,361
Fred's Inc.                                              2,375           88,303
FreeMarkets Inc.                            1            3,271           22,766
Galyan's Trading Co.                        1            1,026           14,713
GameStop Corp.                              1            2,221           28,695
Genesco Inc.                                1            1,499           26,532
Goody's Family Clothing Inc.                1            3,491           30,197
Group 1 Automotive Inc.                     1            1,347           43,656
Guitar Center Inc.                          1            1,598           46,342
Haverty Furniture Companies Inc.                         2,222           38,885
Hot Topic Inc.                              1            2,046           55,058
IKON Office Solutions Inc.                               6,505           57,895
Jewett-Cameron Trading Co. Ltd.             1            2,100           11,130
Jill (J.) Group Inc. (The)                  1            2,031           34,202
Jo-Ann Stores Inc.                          1            2,202           55,711
Kenneth Cole Productions Class A            1            1,374           26,779
Kirkland's Inc.                             1              520            8,398
Kmart Holding Corp.                         1            1,293           34,976
Krispy Kreme Doughnuts Inc.                 1            4,710          193,958
Linens 'N Things Inc.                       1            2,442           57,656
Lithia Motors Inc. Class A                  1            1,725           27,893
Lone Star Steakhouse & Saloon Inc.                       2,249           48,961
Longs Drug Stores Corp.                                  3,000           49,800
MarineMax Inc.                              1              919           12,866
Men's Wearhouse Inc. (The)                  1            2,896           63,278
Michaels Stores Inc.                        1            4,300          163,658
Mothers Work Inc.                           1            1,200           32,124
Movie Gallery Inc.                          1            1,631           30,092
MSC Industrial Direct Co. Inc. Class A      1            2,211           39,577
Neiman-Marcus Group Inc. Class A            1            2,992          109,507
99 Cents Only Stores                        1            5,017          172,183

Nyer Medical Group Inc.                     1            1,220            1,513
O'Charley's Inc.                            1            1,668           35,912

162

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Odd Job Stores Inc.                         1            1,887   $        5,397
OfficeMax Inc.                              1            7,191           47,101
1-800 CONTACTS INC.                         1              774           18,945
O'Reilly Automotive Inc.                    1            3,404          113,660
Outback Steakhouse Inc.                                  4,694          183,066
Overstock.com Inc.                          1              700           10,157
Pacific Sunwear of California Inc.          1            3,616           87,109
Pantry Inc. (The)                           1            2,400           18,936
Payless ShoeSource Inc.                     1            4,212           52,650
PC Connection Inc.                          1            1,709           11,621
Pep Boys-Manny, Moe & Jack Inc.                          2,486           33,586
PETCO Animal Supplies Inc.                  1              737           16,022
PETsMART Inc.                               1            8,771          146,213
Pier 1 Imports Inc.                                      6,351          129,560
Priceline.com Inc.                          1            1,954           43,743
Regis Corp.                                              3,308           96,097
Rite Aid Corp.                              1           27,018          120,230
Ross Stores Inc.                                         4,900          209,426
Ruby Tuesday Inc.                                        3,710           91,748
Ryan's Family Steak Houses Inc.             1            5,636           78,904
Saks Inc.                                   1            9,662           93,721
School Specialty Inc.                       1            1,452           41,324
7-Eleven Inc.                               1            5,909           62,340
Sharper Image Corp.                         1              671           18,298
ShopKo Stores Inc.                          1            3,700           48,100
Smart & Final Inc.                          1            3,830           17,733
Sonic Automotive Inc.                       1            3,298           72,259
Sports Resorts International Inc.           1            7,773           37,777
Stage Stores Inc.                           1            1,988           46,718
Stamps.com Inc.                             1            4,200           20,160
Steak n Shake Company (The)                 1            2,389           36,432
Stein Mart Inc.                             1            2,429           14,550
Systemax Inc.                               1            2,716            9,234
Talbots Inc. (The)                                       3,808          112,146
Too Inc.                                    1            2,200           44,550
Tractor Supply Co.                          1            1,500           71,625

Trans World Entertainment Corp.             1            3,864           19,784
Tuesday Morning Corp.                       1            3,000           78,900
Tweeter Home Entertainment Group Inc.       1            1,364           11,840
Ultimate Electronics Inc.                   1              661            8,474
United Auto Group Inc.                      1            2,700           58,806
Urban Outfitters Inc.                       1            1,853           66,523
Value City Department Stores Inc.           1            2,744            6,064
Wet Seal Inc. Class A                       1            2,493           26,625
Whitehall Jewellers Inc.                    1            1,337           12,127
Williams-Sonoma Inc.                        1            7,376          215,379
Wilsons The Leather Experts Inc.            1            1,298            9,359
Zale Corp.                                  1            2,383           95,320
                                                                 --------------
                                                                      8,790,879
                                                                 --------------
Semiconductors--1.90%
Aetrium Inc.                                1            1,228            1,805
Agere Systems Inc. Class A                  1           36,200           84,346
Agere Systems Inc. Class B                  1           65,300          150,190
Alliance Semiconductor Corp.                1            2,230           10,793
Amkor Technology Inc.                       1           11,173          146,813
ANADIGICS Inc.                              1            1,914            6,297
Atmel Corp.                                 1           28,920           73,168
Axcelis Technologies Inc.                   1            5,870           35,924
AXT Inc.                                    1            1,892            2,214
Brooks Automation Inc.                      1            3,274           37,127
ChipPAC Inc. Class A                        1            4,400           33,748
Cirrus Logic Inc.                           1            5,157           20,731
Cohu Inc.                                                1,718           26,801
Conexant Systems Inc.                       1           15,721           64,456
Credence Systems Corp.                      1            4,230           35,828
Cree Inc.                                   1            4,772           77,688
Cypress Semiconductor Corp.                 1            7,447           89,364
EMCORE Corp.                                1            2,438            7,997
Entegris Inc.                               1            6,390           85,882
GlobeSpanVirata Inc.                        1            8,988           74,151
Integrated Circuit Systems Inc.             1            4,400          138,292
Integrated Device Technology Inc.           1            6,781           74,930
Integrated Silicon Solution Inc.            1            1,368            9,494
International Rectifier Corp.               1            4,266          114,414
Intersil Corp. Class A                      1            8,953          238,239

IXYS Corp.                                  1            1,720           13,708
Kopin Corp.                                 1            4,600           28,152
Lam Research Corp.                          1            8,399          152,946
Lattice Semiconductor Corp.                 1            6,092           50,137
LTX Corp.                                   1            3,108           26,791
MEMC Electronics Materials Inc.             1           13,186          129,223
Microchip Technology Inc.                               12,387          305,092
Microtune Inc.                              1            3,186           10,195
Monolithic System Technology Inc.           1            1,875           16,988
Multilink Technology Corp.                  1            4,087           10,994
OmniVision Technologies Inc.                1            3,101           96,751
ON Semiconductor Corp.                      1           16,574           44,750
ParthusCeva Inc.                            1              597            4,866
Pericom Semiconductor Corp.                 1            1,688           15,698
Pixelworks Inc.                             1            2,494           14,814
Rambus Inc.                                 1            6,907          114,449
Silicon Laboratories Inc.                   1            3,300           87,912
Skyworks Solutions Inc.                     1            8,232           55,731

                                                                             163

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Transmeta Corp.                             1            7,945   $       12,712
TranSwitch Corp.                            1            4,966            6,754
Tripath Technology Inc.                     1              347              267
TriQuint Semiconductor Inc.                 1            7,729           32,153
Varian Semiconductor Equipment
 Associates Inc.                            1            2,130           63,389
Veeco Instruments Inc.                      1            1,811           30,841
Virage Logic Corp.                          1            1,566           11,338
Vitesse Semiconductor Corp.                 1            9,921           48,811
                                                                 --------------
                                                                      3,026,154
                                                                 --------------
Software--3.26%
Actuate Corp.                               1            3,664           10,149

Acxiom Corp.                                1            5,172           78,045
Akamai Technologies Inc.                    1           22,869          109,314
Alloy Inc.                                  1            3,700           23,865
American Management Systems Inc.            1            2,578           36,814
Applied Graphics Technologies Inc.          1            1,090              894
Apropos Technology Inc.                     1            1,800            4,610
Ariba Inc.                                  1           15,700           46,629
Artemis International Solutions Corp.       1            1,111            2,222
Ascential Software Corp.                    1            4,381           72,024
Avid Technology Inc.                        1            2,096           73,507
Axeda Systems Inc.                          1            2,600            3,692
BEA Systems Inc.                            1           26,058          282,990
Blue Martini Software Inc.                  1              629            2,277
Borland Software Corp.                      1            5,168           50,491
Cadence Design Systems Inc.                 1           17,694          213,390
Captaris Inc.                               1            1,718            5,876
CareCentric Inc.                            1               56               38
Centillium Communications Inc.              1            1,976           19,582
Certegy Inc.                                1            4,905          136,114
CheckFree Corp.                             1            5,381          149,807
ChoicePoint Inc.                            1            5,558          191,862
Chordiant Software Inc.                     1            9,297           17,292
CMGI Inc.                                   1           20,155           30,434
CNET Networks Inc.                          1            7,635           47,566
Computer Horizons Corp.                     1            2,694           12,231
Concero Inc.                                1              600              240
Concerto Software Inc.                      1            1,762           16,193
Corillian Corp.                             1            2,647            4,500
Corio Inc.                                  1            3,664            5,862
CSG Systems International Inc.              1            3,298           46,601
DataTRAK International Inc.                 1            1,587            6,173
Datawatch Corp.                             1            3,500            9,639
Digi International Inc.                     1            3,953           22,730
Digital Impact Inc.                         1            3,503            6,481
DigitalThink Inc.                           1            2,890            9,104
Docent Inc.                                 1              866            2,944
Documentum Inc.                             1            3,404           66,957
DoubleClick Inc.                            1            8,778           81,197
DSL.net Inc.                                1            3,700            1,924
EarthLink Inc.                              1            8,398           66,260
EasyLink Services Corp. Class A             1              466              326
ebix.com Inc.                               1            1,591           10,803
eBT International Inc.                                      53              272
Edwards (J.D.) & Co.                        1            7,363          105,512
eFunds Corp.                                1            4,500           51,885
Elevon Inc.                                 1            1,028            1,316

Embarcadero Technologies Inc.               1            2,200           15,400
eMerge Interactive Inc. Class A             1            2,362            1,819
ePresence Inc.                              1            2,346            5,701
eSpeed Inc.                                 1            1,530           30,233
EXE Technologies Inc.                       1              614            3,088
F5 Networks Inc.                            1            2,400           40,440
FileNET Corp.                               1            2,364           42,647
FirePond Inc.                               1              275              886
Geoworks Corp.                              1            1,820              237
Global Payments Inc.                                     2,429           86,230
GraphOn Corp.                               1            2,600              520
Identix Inc.                                1            3,541           22,485
Informatica Corp.                           1            4,600           31,786
Information Architects Corp.                1              162               91
Information Resources Inc.                  1            6,741           26,627
InfoSpace Inc.                              1            1,856           25,186
InteliData Technologies Corp.               1            3,100            9,486
Interactive Intelligence Inc.               1            1,900            7,163
Interland Inc.                              1            8,267            8,102
Internet Capital Group Inc.                 1            1,984              952
Internet Pictures Corp.                     1            4,691           19,937
Inter-Tel Inc.                                           2,668           56,615
iVillage Inc.                               1            4,553            6,738
JDA Software Group Inc.                     1            2,263           25,323
Jupitermedia Corp.                          1            2,900           11,600
Kana Software Inc.                          1            1,753            5,312
Keane Inc.                                  1            4,547           61,976
Legato Systems Inc.                         1            6,209           52,094
Lightspan Inc.                              1            4,460            3,024
Liquid Audio Inc.                                        2,300              817
Loudeye Technologies Inc.                   1            3,412            2,730
Macromedia Inc.                             1            4,209           88,557
Magma Design Automation Inc.                1            2,341           40,148
Manugistics Group Inc.                      1            4,258           17,500
Mercator Software Inc.                      1            1,682            2,506
Micromuse Inc.                              1            4,592           36,690
MicroStrategy Inc. Class A                  1              583           21,239
Navidec Inc.                                1              239              693
NaviSite Inc.                               1            1,932            5,313
NDCHealth Corp.                                          2,281           41,856
Neoforma Inc.                               1            1,383           15,102

164

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------
Extended Index

Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Net2Phone Inc.                              1            2,300   $        9,959
Netegrity Inc.                              1            2,180           12,731
netGuru Inc.                                1            1,600            2,021
NetIQ Corp.                                 1            4,043           62,505
Network Associates Inc.                     1            9,888          125,380
Network Commerce Inc.                       1              446                3
NexPrise Inc.                               1            1,572            4,952
NIC Inc.                                    1            4,900           14,308
Niku Corp.                                  1            7,527           34,248
Openwave Systems Inc.                       1           10,192           19,874
Opsware Inc.                                1            4,347           17,475
Optika Inc.                                 1            2,200            3,300
Overture Services Inc.                      1            3,700           67,081
Pegasystems Inc.                            1            4,283           31,566
Per-Se Technologies Inc.                    1            1,301           14,610
Pinnacle Systems Inc.                       1            3,968           42,458
Pinnacor Inc.                               1            3,770            7,238
Pixar Inc.                                  1            3,575          217,503
PLATO Learning Inc.                         1            2,666           15,330
Plumtree Software Inc.                      1            4,929           20,209
Portal Software Inc.                        1           11,200           22,400
PracticeWorks Inc.                          1            2,223           42,904
Printcafe Software Inc.                     1            1,900            4,902
ProQuest Co.                                1            2,665           68,757
Pumatech Inc.                               1            3,134           10,656
RealNetworks Inc.                           1           11,688           79,245
Renaissance Learning Inc.                   1            2,612           57,203
Reynolds & Reynolds Co. (The) Class A                    4,827          137,859
Roxio Inc.                                  1            1,004            6,717
SAFLINK Corp.                               1            5,282           33,488
SCO Group Inc. (The)                        1            2,466           23,600
SeaChange International Inc.                1            1,609           15,350
SeeBeyond Technology Corp.                  1            5,000           11,550
SERENA Software Inc.                        1            3,000           62,640
SpeechWorks International Inc.              1            2,100            9,870
SPSS Inc.                                   1            1,333           22,314
Stellent Inc.                               1            1,622            8,759
SupportSoft Inc.                            1            2,388           15,498
SVI Solutions Inc.                          1            3,111            7,435
Sybase Inc.                                 1            6,604           91,862
Synplicity Inc.                             1            2,100           10,983
Tarantella Inc.                             1            6,762           14,200
TeleCommunication Systems Inc.              1            2,400            4,968
3DO Co. (The)                               1              457              165
TIBCO Software Inc.                         1           12,741           64,852

Total System Services Inc.                              12,760          284,548
TradeStation Group Inc.                     1            1,894           19,432
Trident Microsystems Inc.                   1            3,746           34,089
TriZetto Group Inc. (The)                   1            3,100           18,724
Ulticom Inc.                                1            2,644           25,118
United Leisure Corp.                        1            1,400              280
VA Software Corp.                           1            3,372            7,284
ValueClick Inc.                             1            8,117           48,946
Verint Systems Inc.                         1            1,522           38,674
Verticalnet Inc.                            1              540              842
VIA NET.WORKS Inc.                          1            5,295            5,189
Vie Financial Group Inc.                    1            3,000              210
Viewlocity Inc.                             1              247               89
Viewpoint Corp.                             1            2,281            2,578
Vignette Corp.                              1           14,744           30,668
VitalStream Holdings Inc.                   1            2,000              500
VitalWorks Inc.                             1            3,692           14,583
Vitria Technology Inc.                      1            2,300           13,018
V-One Corp.                                 1            2,900              377
webMethods Inc.                             1            3,956           32,162
Websense Inc.                               1            1,849           28,955
Wind River Systems Inc.                     1            4,198           15,994
                                                                 --------------
                                                                      5,186,671
                                                                 --------------

Telecommunication Equipment--0.61%
ADTRAN Inc.                                 1            2,418          124,019
Advanced Fibre Communications Inc.          1            5,508           89,615
AltiGen Communications Inc.                 1            4,300            6,278
American Tower Corp. Class A                1           11,822          104,625
Arris Group Inc.                            1            2,793           13,853
Avanex Corp.                                1            4,246           16,984
Carrier Access Corp.                        1            2,356            5,136
CommScope Inc.                              1            3,405           32,348
Copper Mountain Networks Inc.               1              310            3,348
Corvis Corp.                                1           22,585           32,748
CoSine Communications Inc.                  1              689            4,188
Digital Lightwave Inc.                      1            1,877            2,027
8X8 Inc.                                    1            2,583            1,292
Endwave Corp.                               1            1,466            3,870
Glenayre Technologies Inc.                  1            4,286            5,872
Handspring Inc.                             1            8,220            9,289
Harmonic Inc.                               1            4,053           16,496
Harris Corp.                                             4,335          130,267
Integrated Telecom Express Inc.             2            2,206               --
Ixia                                        1            2,956           19,007

Loral Space & Communications Ltd.           1            1,770            5,399
Network Engines Inc.                        1            2,444            9,287
New Focus Inc.                              1            4,270           15,970
NMS Communications Corp.                    1            1,980            3,903
NumereX Corp. Class A                       1            3,600           10,224
Oplink Communications Inc.                  1           10,617           19,854
Optical Cable Corp.                         1              481            3,362
P-Com Inc.                                  1              821               78
Peco II Inc.                                1            1,314              825

                                                                             165

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Proxim Corp. Class A                        1            4,338   $        6,333
RF Micro Devices Inc.                       1           10,452           62,921
SBA Communications Corp.                    1            2,700            8,208
Sonus Networks Inc.                         1           13,009           65,435
Stratex Networks Inc.                       1            5,360           17,152
Sycamore Networks Inc.                      1           17,300           66,259
Telaxis Communications Corp.                1            1,737            1,598
Terayon Communication Systems Inc.          1            5,168           14,109
Tollgrade Communications Inc.               1              928           17,307
Viasat Inc.                                 1            1,314           18,843
                                                                 --------------
                                                                        968,329
                                                                 --------------
Telecommunications--3.53%
ACTV Inc.                                   1            3,667            3,594
Adaptec Inc.                                1            6,100           47,458
Aether Systems Inc.                         1            2,500           12,250
Airnet Communications Corp.                 1            2,639            2,850
Alaska Communications Systems Group Inc.    1            5,700           20,064
Allen Telecom Inc.                          1            2,811           46,438

American Access Technologies Inc.           1            2,800            2,940
Anaren Inc.                                 1            1,506           14,111
Anixter International Inc.                  1            3,047           71,391
Applied Digital Solutions Inc.              1            3,900            2,340
Applied Innovation Inc.                     1            1,000            3,460
Applied Signal Technology Inc.                           2,475           42,075
Aspect Communications Corp.                 1            3,988           15,434
Audiovox Corp. Class A                      1            2,436           27,259
Avocent Corp.                               1            3,047           91,197
Catapult Communications Corp.               1            1,500           15,930
C-COR.net Corp.                             1            2,770           13,573
Celeritek Inc.                              1            1,200            8,784
Cellular Technical Services Co. Inc.        1            1,000              760
Centennial Communications Corp.             1            6,072           24,288
Charter Communications Inc. Class A         1           18,900           75,033
Choice One Communications Inc.              1            3,557            1,138
Com21 Inc.                                  1            5,130              693
Commonwealth Telephone Enterprises Inc.     1            1,623           71,363
Comtech Telecommunications Corp.            1            1,200           33,888
Cox Communications Inc. Class A             1           38,128        1,216,283
Crown Castle International Corp.            1           13,997          108,757
D&E Communications Inc.                                  3,424           39,205
Deltathree Inc.                             1            2,063            1,341
Ditech Communications Corp.                 1            1,800            8,964
Dobson Communications Corp. Class A         1            5,771           30,413
EchoStar Communications Corp.               1           15,856          548,935
EMS Technologies Inc.                       1            1,920           25,478
Emulex Corp.                                1            5,308          120,863
Finisar Corp.                               1           11,000           17,050
General Communication Inc. Class A          1            5,033           43,586

General Motors Corp. Class H                1           69,288          887,579
GoAmerica Inc.                              1            3,846            1,346
Hickory Tech Corp.                                       1,303           14,594
High Speed Access Corp.                                  8,400            1,260
Hungarian Telephone and Cable Corp.         1            1,300           11,895
IDT Corp.                                   1            1,739           31,128
IDT Corp. Class B                           1            2,339           41,166
I-Link Inc.                                 1            2,839              809
Inet Technologies Inc.                      1            3,100           30,907
Infonet Services Corp. Class B              1           19,395           30,838
InterDigital Communications Corp.           1            5,749          134,354
InterVoice-Brite Inc.                       1            2,790           13,783
Intrado Inc.                                1            3,100           48,949
Itron Inc.                                  1            1,079           23,263
LCC International Inc. Class A              1            2,000            5,480
Leap Wireless International Inc.            1            3,255              163
Level 3 Communications Inc.                 1           26,961          179,021
Lexent Inc.                                 1            2,535            3,549
Liberty Satellite & Technology Inc.
 Class A                                    1            2,060            5,356
Lightbridge Inc.                            1            2,241           19,631
LightPath Technologies Inc. Class A         1              868            2,613
MarketWatch.com Inc.                        1            2,525           21,109
MasTec Inc.                                 1            3,042           17,522
MCK Communications Inc.                     1            1,300            3,354

166

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Metro One Telecommunications Inc.           1            1,915   $        9,881
MRV Communications Inc.                     1            9,135           18,361
Netro Corp.                                 1            3,300            9,504
Newport Corp.                               1            2,305           34,114
Nextel Partners Inc. Class A                1           11,000           80,300

Nucentrix Broadband Networks Inc.           1            2,700            2,376
Pac-West Telecomm Inc.                      1            2,800            2,072
PanAmSat Corp.                              1            9,654          177,923
Plantronics Inc.                            1            2,620           56,775
Powerwave Technologies Inc.                 1            3,813           23,908
Price Communications Corp.                  1            3,564           46,011
Primus Telecommunications Group Inc.        1            2,354           12,100
PTEK Holdings Inc.                          1            4,348           21,088
RCN Corp.                                   1           13,410           26,552
Rural Cellular Corp. Class A                1            3,717           15,611
Savvis Communications Corp.                 1            6,224            5,602
Sirius Satellite Radio Inc.                 1           58,859           99,472
Somera Communications Inc.                  1            5,500            8,030
Sorrento Networks Corp.                     1            1,494            3,959
SpectraLink Corp.                           1            2,266           22,388
Superior Telecom Inc.                       1            4,027              161
Tekelec                                     1            3,821           43,177
Time Warner Telecom Inc. Class A            1            2,500           15,925
Triton PCS Holdings Inc. Class A            1            3,700           18,685
Tut Systems Inc.                            1            2,700           10,638
United Online Inc.                          1            2,800           70,952
United States Cellular Corp.                1            5,909          150,384
UTStarcom Inc.                              1            1,600           56,912
Vixel Corp.                                 1           11,584           74,138
WebEx Communications Inc.                   1            3,000           41,850
Westell Technologies Inc. Class A           1            3,058           26,452
Western Wireless Corp. Class A              1            4,526           52,185
WorldGate Communications Inc.               1            2,600              884
XETA Technologies Inc.                      1            3,893           14,871
Zoom Telephonics Inc.                       1            2,200            2,332
Z-Tel Technologies Inc.                     1            6,302           16,133
                                                                 --------------
                                                                      5,610,561
                                                                 --------------
Telephone--0.28%
Cincinnati Bell Inc.                        1           13,326           89,284
Covista Communications Inc.                 1            1,984            6,210

Focal Communications Corp.                  1              120                2
Focal Communications Corp. Warrants
 (Expires 12/14/07)                       1 2              661               --
NTL Inc.                                    1            2,145           73,187
TALK America Holdings Inc.                  1            2,796           30,504
Telephone & Data Systems Inc.                            5,036          250,289
                                                                 --------------
                                                                        449,476
                                                                 --------------
Textiles--0.51%
Columbia Sportswear Co.                     1            2,723          139,989
Cone Mills Corp.                            1            3,737            5,942
Culp Inc.                                   1              581            4,009
Dan River Inc. Class A                      1            5,319           14,308
G&K Services Inc. Class A                                2,016           59,674
Guess ? Inc.                                1            2,319           13,914
Hallwood Group Inc.                         1            2,000           29,200
Kellwood Co.                                             2,341           74,046
Mohawk Industries Inc.                      1            4,607          255,827
Nautica Enterprises Inc.                    1            2,466           31,639
Polo Ralph Lauren Corp.                                  2,662           68,653
Quaker Fabric Corp.                                      5,100           33,660
Sport-Haley Inc.                            1            1,232            5,039
Tag-It Pacific Inc.                         1            2,669           15,293
Tarrant Apparel Group                       1            2,213            6,462
Wolverine World Wide Inc.                                3,059           58,916
                                                                 --------------
                                                                        816,571
                                                                 --------------
Tobacco--0.06%
Universal Corp.                                          1,381           58,416
Vector Group Ltd.                                        2,530           44,275
                                                                 --------------
                                                                        102,691
                                                                 --------------
Toys/Games/Hobbies--0.16%
Action Performance Companies Inc.                        1,445           27,455
Boyds Collection Ltd. (The)                 1            5,400           25,434
Fotoball USA Inc.                           1            2,400            7,560
Jakks Pacific Inc.                          1            1,528           20,307
LeapFrog Enterprises Inc.                   1              840           26,720
Marvel Enterprises Inc.                     1            3,936           75,178
Media Arts Group Inc.                       1            2,281            5,862
Multimedia Games Inc.                       1              800           20,400
Topps Co. (The)                             1            4,511           38,749
                                                                 --------------
                                                                        247,665
                                                                 --------------

June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Transportation--1.16%
Air T Inc.                                  1            1,000   $        2,450
Airborne Inc.                                            2,660           55,594
Airnet Systems Inc.                         1            5,219           21,137
Alexander & Baldwin Inc.                                 1,900           50,407
Allied Holdings Inc.                        1              490            1,622
Arkansas Best Corp.                                      1,023           24,337
Atlas Air Worldwide Holdings Inc.           1            2,404            3,534
Boyd Brothers Transportation Inc.           1            2,400            9,840
CH Robinson Worldwide Inc.                               5,686          202,194
CNF Inc.                                                 3,138           79,642
Dollar Thrifty Automotive Group Inc.        1            1,879           34,855
EGL Inc.                                    1            3,073           46,710
Expeditors International Washington Inc.                 6,808          235,829
Florida East Coast Industries Inc.                       3,095           79,077
Forward Air Corp.                           1            1,393           35,340
General Maritime Corp.                      1            7,846           79,637
GulfMark Offshore Inc.                      1            2,000           33,760
Heartland Express Inc.                      1            4,221           93,917
Hunt (J.B.) Transport Services Inc.         1            2,146           81,012
Kansas City Southern Industries Inc.        1            2,519           30,304
Kirby Corp.                                 1            1,735           48,927
Landstar System Inc.                        1            1,128           70,895
Offshore Logistics Inc.                     1            1,491           32,429
OMI Corp.                                   1            4,903           30,202
Overseas Shipholding Group Inc.                          2,129           46,859
P.A.M. Transportation Services Inc.         1              513           12,887
Pacer International Inc.                    1            2,195           41,398
Petroleum Helicopters NV                    1            1,220           36,783
Roadway Corp.                                            1,765           50,355
SCS Transportation Inc.                     1              724            9,144

Swift Transportation Co. Inc.               1            5,822          108,406
USF Corp.                                                1,375           37,084
Velocity Express Corp.                      1              200              175
Werner Enterprises Inc.                                  4,029           85,415
Yellow Corp.                                1            1,448           33,521
                                                                 --------------
                                                                      1,845,678
                                                                 --------------
Trucking & Leasing--0.05%
AMERCO                                      1            1,611           11,470
GATX Corp.                                               3,600           58,860
Willis Lease Finance Corp.                  1            2,468           11,501
                                                                 --------------
                                                                         81,831
                                                                 --------------
Water--0.11%
California Water Service Group                           1,464           41,168
Connecticut Water Service Inc.                           1,000           25,550
Philadelphia Suburban Corp.                              4,339          105,785
                                                                 --------------
                                                                        172,503
                                                                 --------------
TOTAL COMMON STOCKS
 (Cost: $192,177,712)                                               156,911,226
                                                                 --------------

-------------------------------------------------------------------------------
                                                     Shares or
Security                                             Principal            Value
-------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--13.58%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                       3       12,580,083       12,580,083
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares                       3        3,368,610        3,368,610
BlackRock Temp Cash Money Market Fund       3          169,876          169,876
Short Term Investment Co.--Liquid Assets
 Money Market Portfolio                     3          883,316          883,316
Short Term Investment Co.--Prime Money
  Market Portfolio, Institutional Shares    3          374,290          374,290
Abbey National Treasury Services PLC,
 Time Deposit
  1.38%, 07/01/03                           3   $      224,574          224,574
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04                           3          187,117          187,117
  1.17%, 08/15/03                           3          280,733          280,733

Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%, 10/30/03                           3          149,716          149,716
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04                           3          164,679          164,679
  1.31%, 05/24/04                           3          374,253          374,253
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04                           3          374,234          374,234
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04                           3          187,145          187,145
HBOS Treasury Services PLC, Floating
 Rate Note
  1.27%, 06/24/04                           3          374,290          374,290
Holmes Financing PLC, Floating Rate
 Bond
  1.14%, 04/15/04                           3           74,858           74,858
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04                           3          187,136          187,136
  1.22%, 04/13/04                           3          187,136          187,136
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04                           3          187,108          187,108
  1.08%, 03/29/04                           3          187,145          187,145
  1.29%, 05/04/04                           3          187,136          187,136
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03                           3          374,271          374,271
U.S. Treasury Bill
  0.85%, 09/25/03                         4 5          100,000           99,795
White Pine Finance LLC, Floating Rate
 Note
  1.07%, 04/20/04                           3          187,145          187,145
  1.14%, 05/17/04                           3          224,574          224,574
                                                                 --------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $21,589,238)                                                 21,589,220
                                                                 --------------

168

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                             Principal            Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.16%
-------------------------------------------------------------------------------
Bank of America NA
  Repurchase Agreement, dated 06/30/03,
   due 07/01/03, with an effective
   yield of 1.30%.                          3   $      187,145   $      187,145
Merrill Lynch
  Government Securities Inc. Repurchase
   Agreement, dated 06/30/03, due
   07/01/03, with an effective yield of
   1.38%.                                   3           74,858           74,858
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $262,003)                                                       262,003
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES--112.43%
 (Cost $214,028,953)                               178,762,449
Other Assets, Less Liabilities--(12.43%)           (19,762,849)
                                                --------------
NET ASSSETS--100.00%                            $  158,999,600
                                                ==============

Notes to the Schedule of Investments:
1 Non-income earning securities.
2 Security valued at fair value in accordance with procedures approved by the
  Board of Trustees. See Note 1.
3 All or a portion of this security represents investments of securities lending collateral.
4 Yield to Maturity.
5 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                             169

Schedule of Investments
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
International Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--97.36%
-------------------------------------------------------------------------------
Australia--4.83%
Alumina Ltd.                                            23,078   $       62,992
Amcor Ltd.                                              16,544           90,093
AMP Ltd.                                                26,150           87,161
Australia and New Zealand Banking
 Group Ltd.                                             27,874          347,890
Australian Gas & Light Co. Ltd.                          8,818           64,756
BHP Steel                                               18,682           46,608
Boral Ltd.                                              14,687           49,840
Brambles Industries Ltd.                                20,573           63,054
Broken Hill Proprietary Co. Ltd.                        70,330          407,521
Coca-Cola Amatil Ltd.                                    9,429           36,108
Cochlear Ltd.                                            1,365           29,569
Coles Myer Ltd.                                         22,151          103,989
Commonwealth Bank of Australia                          23,080          457,393
Commonwealth Property Office Fund                       76,841           61,840
CSL Ltd.                                                 4,107           32,915
CSR Ltd.                                                28,582           37,187
Foster's Group Ltd.                                     40,049          113,076
Gandel Retail Trust                                     63,673           56,794
General Property Trust                                  39,894           78,124
Insurance Australia Group Ltd.                          34,206           77,997
James Hardie Industries NV                               9,568           45,174

John Fairfax Holdings Ltd.                              22,819           44,074
Lend Lease Corp. Ltd.                                    7,461           41,781
Macquarie Bank Ltd.                                      4,319           83,420
Macquarie Infrastructure Group                          35,504           85,481
Mayne Nickless Ltd.                                     17,615           32,369
Mirvac Group                                            22,744           67,725
National Australia Bank Ltd.                            28,172          632,934
Newcrest Mining Ltd.                                     7,097           36,411
News Corp. Ltd.                                         27,159          203,999
Orica Ltd.                                               6,721           48,816
Origin Energy Ltd.                                      16,929           45,981
Patrick Corp. Ltd.                                       4,614           38,834
QBE Insurance Group Ltd.                                11,480           71,755
Rinker Group Ltd.                                       19,958           70,137
Rio Tinto Ltd.                                           5,897          115,520
Santos Ltd.                                             16,612           65,731
Southcorp Ltd.                                          15,121           28,597
Stockland Trust Group                                   23,384           78,569
Suncorp-Metway Ltd.                                     10,142           78,900
TABCORP Holdings Ltd.                                    9,579           69,188
Telstra Corp. Ltd.                                      41,030          121,074
Transurban Group                                        10,502           33,596
Wesfarmers Ltd.                                          7,147          121,266
Westfield Holdings Ltd.                                  8,786           86,028
Westfield Trust                                         40,869           94,560
Westpac Banking Corp. Ltd.                              31,494          343,224
WMC Resources Ltd.                          1           23,719           55,834
Woodside Petroleum Ltd.                                 10,323           85,708
Woolworths Ltd.                                         19,082          160,223
                                                                 --------------
                                                                      5,391,816
                                                                 --------------
Austria--0.17%
Erste Bank der Oesterreichischen
 Sparkassen AG                                             627           55,405
Immofinanz Immobillien Anlagen AG           1            5,100           36,721
OMV AG                                                     406           48,777
Telekom Austria AG                          1            4,492           50,965
                                                                 --------------
                                                                        191,868
                                                                 --------------
Belgium--1.00%
AGFA Gevaert NV                                          2,333           49,537
Colruyt NV                                                 536           37,054
Delhaize-Le Lion SA                                      1,824           55,507
Dexia Group                                             11,712          148,079
Electrabel SA                                              564          143,718
Fortis Group                                            19,367          336,270
Groupe Bruxelles Lambert SA                              1,413           63,931
Interbrew SA                                             3,070           68,217
KBC Bankverzekerings Holding NV                          1,801           70,711
Solvay SA                                                1,222           84,197
UCB SA                                                   2,010           55,073
                                                                 --------------
                                                                      1,112,294
                                                                 --------------

Denmark--0.73%
AP Moller--Maersk A/S                                       24          129,828
Danisco A/S                                              1,188           46,546
Danske Bank A/S                                          9,894          192,678
Group 4 Falck A/S                                        1,800           29,907
H. Lundbeck A/S                                          1,494           30,249
ISS A/S                                                  1,038           37,059
Novo Nordisk A/S Class B                                 4,895          171,360
Novozymes A/S Class B                                    1,723           47,934
TDC A/S                                                  2,439           72,943
Topdanmark A/S                              1              765           27,963
Vestas Wind Systems A/S                                  2,382           27,244
                                                                 --------------
                                                                        813,711
                                                                 --------------
Finland--1.85%
Fortum OYJ                                               8,554           68,564
Instrumentarium Corp.                                    1,071           40,709
Kone Corp. Class B                                       1,058           44,346
Metso Corp.                                              2,294           20,416
Nokia OYJ                                               90,385        1,488,401
Outokumpu OYJ                                            3,091           27,154
Sampo OYJ Class A                                        5,653           41,482
Stora Enso OYJ Class R                                  12,206          136,383
TietoEnator OYJ                                          2,065           34,764
UPM-Kymmene OYJ                                          9,571          139,694
Uponor OYJ                                               1,139           26,421
                                                                 --------------
                                                                      2,068,334
                                                                 --------------
France--9.47%
Accor SA                                                 3,834          138,687
Alcatel SA Class A                          1           23,175          208,912
Alstom                                      1            5,971           20,570
Autoroutes du Sud de la France SA                        1,586           46,352
Aventis SA                                              12,725          700,097
AXA AG                                                  25,939          402,423
BIC SA                                                     943           36,710
BNP Paribas SA                                          14,866          755,408
Bouygues SA                                              3,823          105,539
Business Objects SA                         1            1,362           30,374
Cap Gemini SA                               1            1,982           70,375

170

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
International Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Carrefour SA                                            10,822   $      530,403
CNP Assurances                                             649           27,426

Compagnie de Saint-Gobain SA                             5,697          224,200
Compagnie Generale des
 Etablissements
 Michelin Class B                                        2,665          104,052
Credit Agricole SA                                       5,897          112,074
Dassault Systemes SA                                       842           27,654
Essilor International SA                                 2,004           80,729
Etablissements
 Economiques du
 Casino Guichard-Perrachon SA                              725           56,614
European Aeronautic
 Defence and Space Co.                                   5,182           63,554
France Telecom SA                           1           14,420          353,705
Gecina SA                                                  487           56,484
Groupe Danone                                            2,274          314,667
Groupe Wanadoo SA                           1            7,041           47,139
Hermes International                                       150           21,135
Imerys SA                                                  145           21,114
Lafarge SA                                               3,093          181,154
Lagardere S.C.A.                                         2,464          107,098
L'Air Liquide SA                                         1,882          279,010
L'Oreal SA                                               6,415          452,313
LVMH Moet Hennessy Louis Vuitton SA                      4,128          204,737
Pechiney SA Class A                                      1,422           51,046
Pernod-Ricard SA                                         1,071           95,562
Pinault-Printemps-Redoute SA                             1,294           97,479
PSA Peugeot Citroen                                      3,538          171,859
Publicis Groupe                                          1,884           50,561
Renault SA                                               2,900          153,323
Sagem SA                                                   392           31,511
Sanofi-Synthelabo SA                                     6,824          399,653
Schneider Electric SA                                    3,857          181,331
Societe Generale Class A                                 5,977          378,876
Societe Television Francaise 1                           2,389           73,523
Sodexho Alliance SA                                      1,860           50,194
STMicroelectronics NV                                   10,754          225,499
Suez SA                                                 14,819          235,861
Technip-Coflexip SA                                        455           39,814
Thales/Ex Thomson CSF                                    1,535           45,566
Thomson SA                                               3,548           54,718
Total SA                                                12,228        1,847,930
Union du Credit Bail Immobilier                            914           67,699
Valeo SA                                                 1,606           55,696
Veolia Environment                                       4,419           90,835
Vinci SA                                                 1,339           90,336
Vivendi Universal SA                        1           16,747          304,818
                                                                 --------------
                                                                     10,574,399
                                                                 --------------
Germany--6.06%
Adidas-Salomon AG                                          888           75,940
Allianz AG                                               4,989          414,674
Altana AG                                                1,432           90,345
BASF AG                                                 10,287          439,446
Bayer AG                                                12,452          288,559
Bayerische Hypo-Und Vereinsbank AG          1            6,571          108,584

Beiersdorf AG                                              543           72,582
Celesio AG                                                 722           28,372
Commerzbank AG                                           8,117          113,532
Continental AG                                           2,474           51,934
DaimlerChrysler AG                                      16,140          563,445
Deutsche Bank AG                                         9,675          627,509
Deutsche Boerse AG                                       1,871           99,113
Deutsche Lufthansa AG                                    4,137           48,457
Deutsche Post AG                                         7,817          114,811
Deutsche Telekom AG                         1           39,391          601,169
E.ON AG                                                 10,894          560,078
Fresenius Medical Care AG                                  705           34,893
Heidelberger Zement AG                      1              980           21,637
Infineon Technologies AG                    1            7,888           76,270
Karstadtquelle AG                                        1,325           28,362
Linde AG                                                 1,734           64,198
MAN AG                                                   2,250           38,033
Marschollek,
 Lautenschlaeger und
 Partner AG                                 1            1,661           24,796
Merck KGaA                                               1,198           34,806
Metro AG                                                 2,806           90,707
Muenchener
 Rueckversicherungs-
 Gesellschaft AG                                         2,116          215,727
RWE AG                                                   6,675          201,519
SAP AG                                                   3,824          450,986
Schering AG                                              3,349          163,755
Siemens AG                                              14,861          729,044
ThyssenKrupp AG                                          6,499           74,930
TUI AG                                                   3,016           44,851
Volkswagen AG                                            4,262          180,158
                                                                 --------------
                                                                      6,773,222
                                                                 --------------
Greece--0.36%
Alpha Bank AE                                            4,100           71,471
Coca-Cola Hellenic Bottling Co. SA                       2,640           44,080
Commercial Bank of Greece                                2,100           36,800
EFG Eurobank Ergasias                                    4,460           67,298
Hellenic Telecommunications
 Organization SA                                         6,060           71,678
National Bank of Greece SA                               4,961           83,973
Public Power Corp.                                       1,654           29,820
                                                                 --------------
                                                                        405,120
                                                                 --------------
Hong Kong--1.48%
Bank of East Asia Ltd.                                  30,600           60,430
BOC Hong Kong Holdings Ltd.                             56,500           56,876
Cathay Pacific Airways Ltd.                             21,000           28,276
Cheung Kong (Holdings) Ltd.                             31,000          186,442
CLP Holdings Ltd.                                       37,700          164,856
Esprit Holdings Ltd.                                    14,500           35,422

Hang Seng Bank Ltd.                                     13,700          144,938
Henderson Land Development Co. Ltd.                     13,000           37,342
Hong Kong & China Gas Co. Ltd.                          73,672           93,057
Hong Kong Exchanges & Clearing Ltd.                     24,000           34,470
Hongkong Electric Holdings Ltd.                         27,500          107,910
Hutchison Whampoa Ltd.                                  38,700          235,729

                                                                             171

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
International Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Johnson Electric Holdings Ltd.                          35,000   $       43,312
Li & Fung Ltd.                                          40,000           51,551
MTR Corp. Ltd.                                          32,500           37,301
New World Development Co. Ltd.                          36,000           13,965
PCCW Ltd.                                   1           41,118           25,441
Shangri-La Asia Ltd.                                    30,000           19,043
Sun Hung Kai Properties Ltd.                            25,000          126,312
Swire Pacific Ltd. Class A                              18,500           80,897
Television Broadcasts Ltd.                               8,000           28,673
Wharf Holdings Ltd.                                     24,000           46,165
                                                                 --------------
                                                                      1,658,408
                                                                 --------------
Ireland--0.77%
Allied Irish Banks PLC                                  16,738          251,604
Bank of Ireland                                         18,631          225,716
CRH PLC                                                  9,838          154,210
DCC PLC                                                  1,955           26,267
Elan Corporation PLC                        1            6,400           33,073
Irish Life & Permanent PLC                               5,332           57,556
Kerry Group PLC Class A                     1            4,003           61,874
Ryanair Holdings PLC                        1            6,364           45,822
                                                                 --------------
                                                                        856,122
                                                                 --------------
Italy--3.79%
Alleanza Assicurazioni SpA                               8,727           82,979
Arnoldo Mondadori Editore SpA                            3,573           25,931
Assicurazioni Generali SpA                              17,356          402,203
Autogrill SpA                               1            3,616           39,448
Banca Fideuram SpA                                       6,542           35,684

Banca Intesa SpA                                        66,270          211,942
Banca Monte dei Paschi di Siena SpA                     20,185           55,051
Banca Nazionale del Lavoro SpA              1           34,342           57,578
Banca Popolare di Milano SCRL                            9,594           41,976
Banca Popolare di Verona e Novara SCRL                   6,893           94,195
Benetton Group SpA                                       1,637           16,975
Bulgari SpA                                              3,676           20,473
Capitalia SpA                               1           23,732           41,833
Enel SpA                                                39,130          243,997
Eni SpA                                                 48,040          726,546
Fiat SpA                                    1            4,995           36,366
Fineco SpA                                  1           32,974           17,721
Finmeccanica SpA                                       117,916           75,558
Gruppo Editoriale L'Espresso SpA                         4,516           17,892
Luxottica Group SpA                                      3,167           43,242
Mediaset SpA                                            11,539           97,658
Mediobanca SpA                                           8,480           84,623
Parmalat Finanziaria SpA                                11,566           36,392
Pirelli SpA                                 1           23,821           24,127
Riunione Adriatica di Sicurta SpA                        5,886           89,289
Sanpaolo IMI SpA                                        19,421          180,424
Seat-Pagine Gialle SpA                      1           95,859           66,598
Snam Rete Gas SpA                                       16,243           63,792
Telecom Italia Mobile SpA                               70,943          349,495
Telecom Italia SpA                                      37,327          204,463
Telecom Italia SpA Class A                              44,026          398,391
Tiscali SpA                                 1            3,079           15,734
Unicredito Italiano SpA                                 69,070          329,164
                                                                 --------------
                                                                      4,227,740
                                                                 --------------
Japan--20.02%
Acom Co. Ltd.                                            1,500           54,216
Advantest Corp.                                          1,300           57,597
AEON Co. Ltd.                                            4,500          103,061
AIFUL Corp.                                                900           38,376
Ajinomoto Co. Inc.                                      11,000          105,351
Alps Electric Co. Ltd.                                   3,000           38,426
Amada Co. Ltd.                                           5,000           16,073
Aoyama Trading Co. Ltd.                                  1,400           18,655
Asahi Breweries Ltd.                                     8,000           48,303
Asahi Glass Co. Ltd.                                    14,000           86,862
Asahi Kasei Corp.                                       24,000           68,557
Bandai Co. Ltd.                                            700           26,700
Bank of Fukuoka Ltd.                                    11,000           42,232
Bank of Yokohama Ltd.                                   18,000           58,763
Benesse Corp.                                            1,500           25,859
Bridgestone Corp.                                       12,000          162,898
Canon Inc.                                              16,000          734,208
Casio Computer Co. Ltd.                                  5,000           31,938
Central Glass Co. Ltd.                                   4,000           23,519
Central Japan Railway Co.                                   15          107,433
Chiba Bank Ltd. (The)                                   15,000           53,217
Chubu Electric Power Co. Inc.                           11,400          207,920

Chugai Pharmaceutical Co. Ltd.                           5,200           59,070
Citizen Watch Co. Ltd.                                   7,000           37,602
Credit Saison Co. Ltd.                                   2,500           40,995
CSK Corp.                                                1,400           38,126
Dai Nippon Printing Co. Ltd.                            12,000          126,921
Daido Life Insurance Co. Ltd.                               23           49,802
Daiichi Pharmaceutical Co. Ltd.                          5,500           71,639
Daikin Industries Ltd.                                   4,000           73,454
Dainippon Ink & Chemical Inc.                           14,000           28,332
Daito Trust Construction Co. Ltd.                        1,600           33,646
Daiwa House Industry Co. Ltd.                            9,000           61,911
Daiwa Securities Group Inc.                             22,000          126,421
Denki Kagaku Kogyo Kabushiki Kaisha                     10,000           27,733
Denso Corp.                                              8,800          139,466
Dowa Mining Co. Ltd.                                     5,000           19,196
East Japan Railway Co.                                      63          280,175
Ebara Corporation                                        7,000           24,601
Eisai Co. Ltd.                                           4,400           90,510
FamilyMart Co. Ltd.                                      1,400           25,009
Fanuc Ltd.                                               2,200          109,015
Fast Retailing Co. Ltd.                                  1,100           33,987
Fuji Electric Co. Ltd.                                  10,000           21,903
Fuji Photo Film Co. Ltd.                                 9,000          260,088
Fujisawa Pharmaceutical Co. Ltd.                         5,000           93,691
Fujitsu Ltd.                                            32,000          131,118
Furukawa Electric Co. Ltd.                              13,000           42,440

172

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Gunma Bank Ltd.                                          9,000   $       40,924
Heavy Industries Co. Ltd.                               24,000           26,983
Hirose Electric Co. Ltd.                                   600           49,619
Hitachi Ltd.                                            53,000          224,668
Honda Motor Co. Ltd.                                    14,500          549,448
Hoya Corp.                                               2,100          144,635
Isetan Co. Ltd.                                          3,700           24,929
Itochu Corp.                                            26,000           65,392
Ito-Yokado Co. Ltd.                                      7,000          167,604
JAFCO Co. Ltd.                                             500           28,316

Japan Airlines System Corp.                             15,000           32,730
Japan Tobacco Inc.                                          14           75,669
JFE Holdings Inc.                                        9,100          136,415
JGC Corp.                                                4,000           26,917
Joyo Bank Ltd.                                          16,000           44,639
JSR Corp.                                                4,000           48,603
Kajima Corp.                                            14,000           33,229
Kaneka Corp.                                             7,000           43,140
Kansai Electric Power Co. Inc.                          12,300          194,014
Kao Corp.                                               10,000          186,134
Kawasaki Heavy Industries Ltd.                          24,000           24,585
Kawasaki Kisen Kaisha Ltd.                              12,000           28,982
Keihin Electric Express Railway Co. Ltd.                10,000           48,886
Keio Electric Railway Co. Ltd.                          11,000           50,202
Keyence Corp.                                              650          119,092
Kinden Corp.                                             5,000           16,781
Kinki Nippon Railway Co. Ltd.               1           27,000           70,156
Kirin Brewery Co. Ltd.                                  13,000           91,376
Komatsu Ltd.                                            20,000           76,619
Konami Company Ltd.                                      1,600           28,649
Konica Corp.                                             6,000           68,307
Kubota Corp.                                            21,000           57,014
Kuraray Co. Ltd.                                         8,000           52,501
Kurita Water Industries Ltd.                             3,100           34,311
Kyocera Corp.                                            3,000          171,643
Kyowa Hakko Kogyo Co. Ltd.                               7,000           37,776
Kyushu Electric Power Co. Inc.                           7,700          119,853
Lawson Inc.                                              1,300           35,728
Mabuchi Motor Co. Ltd.                                     600           45,871
Makita Corp.                                             3,000           24,360
Marubeni Corp.                                          27,000           35,078
Marui Co. Ltd.                                           7,200           63,980
Matsushita Electric Industrial Co. Ltd.                 39,000          386,184
Matsushita Electric Works Ltd.                           8,000           47,370
Meiji Dairies Corp.                                      6,000           22,236
Meiji Seika Kaisha Ltd.                                  8,000           26,184
Meitec Corp.                                               800           24,318
Millea Holdings Inc.                                        28          214,066
Minebea Co. Ltd.                                        11,000           43,606
Mitsubishi Chemical Corp.                               33,000           67,333
Mitsubishi Corp.                                        19,000          131,809
Mitsubishi Electric Corp.                               32,000          103,935
Mitsubishi Estate Co. Ltd.                              18,000          121,874
Mitsubishi Heavy Industries Ltd.                        55,000          142,453
Mitsubishi Materials Corp.                  1           18,000           23,086
Mitsubishi Rayon Co.                                    11,000           29,315
Mitsubishi Tokyo Financial Group Inc.                       74          334,641
Mitsui & Co. Ltd.                                       22,000          110,298

Mitsui Chemicals Inc.                                   11,000           50,843
Mitsui Engineering & Shipbuilding Co.
 Ltd.                                                   17,000           21,378
Mitsui Fudosan Co. Ltd.                                 13,000           83,040
Mitsui Mining & Smelting Co. Ltd.                       11,000           32,521
Mitsui O.S.K. Lines Ltd.                                18,000           54,716
Mitsui Sumitomo Insurance Co. Ltd.                      24,000          111,330
Mitsui Trust Holdings Inc.                  1           12,000           26,384
Mitsukoshi Ltd.                                          8,000           21,054
Mizuho Financial Group Inc.                 1              110           86,937
Murata Manufacturing Co. Ltd.                            4,400          172,959
NEC Corp.                                   1           28,000          139,913
Net One Systems Co. Ltd.                                     3           14,716
NGK Insulators Ltd.                                      6,000           33,279
NGK Spark Plug Co. Ltd.                                  4,000           28,049
Nichii Gakkan Co.                                          400           19,988
Nidec Corp.                                                700           46,229
Nikko Cordial Corp.                                     25,000          100,354
Nikon Corp.                                 1            5,000           41,183
Nintendo Co. Ltd.                                        1,900          138,139
Nippon Express Co. Ltd.                                 15,000           58,214
Nippon Meat Packers Inc.                                 4,000           37,776
Nippon Mining Holdings Inc.                             13,000           28,149
Nippon Oil Corp.                                        26,000          112,813
Nippon Sheet Glass Co. Ltd.                             10,000           29,981
Nippon Steel Corp.                                     101,000          138,788
Nippon Telegraph & Telephone Corp.                         101          396,177
Nippon Unipac Holding                                       18           70,306
Nippon Yusen Kabushiki Kaisha                           18,000           70,156
Nissan Motor Co. Ltd.                                   46,700          446,484
Nisshin Seifun Group Inc.                                5,000           35,519
Nissin Food Products Co. Ltd.                            2,000           41,724
Nitto Denko Corp.                                        2,400           78,551
Nomura Holdings Inc.                                    33,000          418,838
NSK Ltd.                                                12,000           38,176
NTN Corp.                                                9,000           33,279
NTT Data Corp.                                              24           73,954
NTT DoCoMo Inc.                                            336          727,545
Obayashi Corp.                                          13,000           39,842
OBIC Co. Ltd.                                              200           35,744
Oji Paper Co. Ltd.                                      16,000           69,956
Oki Electric Industry Co. Ltd.              1           11,000           31,514
Olympus Optical Co. Ltd.                                 4,000           82,782
Omron Corp.                                              4,000           67,458
Oracle Corp. Japan                                         700           25,184
Oriental Land Co. Ltd.                                   1,000           43,806
ORIX Corp.                                               1,500           82,948
Osaka Gas Co. Ltd.                                      38,000           93,991

June 30, 2003 (Unaudited)

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Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Pioneer Corp.                                            3,100   $       69,706
Promise Co. Ltd.                                         1,650           61,699
Resona Holdings Inc.                        1           84,000           58,064
Ricoh Co. Ltd.                                          12,000          196,077
Rohm Co. Ltd.                                            2,000          218,030
Sankyo Co. Ltd.                                          1,100           27,437
Sankyo Co. Ltd.                                          7,700           91,958
Sanyo Electric Co. Ltd.                                 28,000           95,840
Secom Co. Ltd.                                           4,000          117,260
Sekisui Chemical Co. Ltd.                                9,000           30,431
Sekisui House Ltd.                                      10,000           75,786
Seven-Eleven Japan Co. Ltd.                              8,000          199,209
77 Bank Ltd. (The)                                       9,000           40,849
Sharp Corp.                                             17,000          218,172
Shimachu Company Ltd.                                    1,200           18,888
Shimamura Co. Ltd.                                         400           22,086
Shimano Inc.                                             1,900           29,875
Shimizu Corp.                                           10,000           27,733
Shin-Etsu Chemical Co. Ltd.                              6,700          228,774
Shionogi & Co. Ltd.                                      6,000           81,299
Shiseido Co. Ltd.                                        7,000           68,033
Shizuoka Bank Ltd.                                      12,000           80,450
Showa Denko K.K.                            1           20,000           34,812
Showa Shell Sekiyu K.K.                                  4,000           28,715
Skylark Co.                                              1,900           22,548
SMC Corp.                                                1,000           84,197
Softbank Corp.                                           3,700           70,102
Sompo Japan Insurance Inc.                              14,000           76,369
Sony Corp.                                              16,500          464,460
Stanley Electric Co. Ltd.                                3,000           42,748
Sumitomo Chemical Co. Ltd.                              21,000           65,934
Sumitomo Corp.                                          14,000           64,593
Sumitomo Electric Industries Ltd.                       11,000           80,341
Sumitomo Metal Industries Ltd.                          72,000           49,769
Sumitomo Metal Mining Co. Ltd.                          11,000           42,140
Sumitomo Mitsui Financial Group Inc.                        69          150,556
Sumitomo Realty & Development Co. Ltd.                   6,000           26,683
Sumitomo Trust & Banking Co. Ltd. (The)                 18,000           62,211
Suruga Bank Ltd. (The)                                   4,000           23,019
Suzuken Co. Ltd.                                           800           18,988

Taiheiyo Cement Corp.                                   15,000           25,734
Taisei Corp.                                            18,000           35,378
Taisho Pharmaceutical Co. Ltd.                           4,000           57,764
Taiyo Yuden Co. Ltd.                                     3,000           29,232
Takara Holdings Inc.                                     4,000           21,587
Takashimaya Co. Ltd.                                     6,000           29,831
Takeda Chemical Industries Ltd.                         15,900          586,608
Takefuji Corp.                                           1,290           66,931
TDK Corp.                                                2,100          103,710
Teijin Ltd.                                             18,000           44,972
Terumo Corp.                                             3,600           59,813
THK Co. Ltd.                                             2,200           29,608
TIS Inc.                                                 1,100           21,070
Tobu Railway Co. Ltd.                                   18,000           51,118
Toho Co. Ltd.                                            4,100           35,989
Tohoku Electric Power Co. Inc.                           8,200          121,284
Tokyo Broadcasting System                                1,000           12,184
Tokyo Electric Power Co. Inc. (The)                     21,400          409,019
Tokyo Electron Ltd.                                      2,900          137,422
Tokyo Gas Co. Ltd.                                      47,000          135,041
Tokyu Corp.                                             18,000           58,014
TonenGeneral Sekiyu K.K.                                 6,000           42,174
Toppan Printing Co. Ltd.                                12,000           85,946
Toray Industries Inc.                                   25,000           58,089
Toshiba Corp.                                           50,000          171,976
Tosoh Corporation                                       11,000           24,551
Tostem Inax Holding Corp.                                5,000           72,038
Toto Ltd.                                                8,000           47,504
Toyo Seikan Kaisha Ltd.                                  3,000           28,057
Toyo Suisan Kaisha Ltd.                                  3,000           30,456
Toyoda Gosei Co. Ltd.                                    1,000           19,696
Toyota Industries Corporation                            3,600           58,583
Toyota Motor Corp.                                      50,600        1,310,564
Trend Micro Inc.                            1            2,000           31,064
Ube Industries Ltd.                                     17,000           25,059
UFJ Holdings Inc.                           1               71          104,068
Uni-Charm Corp.                                            900           38,901
Uny Co. Ltd.                                             3,000           25,834
Ushio Inc.                                               3,000           34,728
USS Co. Ltd.                                               410           20,760
Wacoal Corp.                                             4,000           31,147
West Japan Railway Company                                  20           75,786
World Co. Ltd.                                           1,000           18,947
Yakult Honsha Co. Ltd.                                   3,000           40,225
Yamada Denki Co. Ltd.                                    1,600           35,311
Yamaha Corp.                                             3,000           41,124
Yamanouchi Pharmaceutical Co. Ltd.                       5,900          153,796
Yamato Transport Co. Ltd.                                8,000           88,545
Yokogawa Electric Corp.                                  5,000           38,601
                                                                 --------------
                                                                     22,355,828
                                                                 --------------

Luxembourg--0.07%
Arcelor                                                  6,507           75,769
                                                                 --------------
                                                                         75,769
                                                                 --------------
Netherlands--5.14%
ABN AMRO Holding NV                                     28,093          537,139
Aegon NV                                                25,564          255,988
Akzo Nobel NV                                            5,485          145,374
ASML Holding NV                             1            8,373           79,517
Corio NV                                                 1,019           32,788
DSM NV                                                   1,559           65,739
Euronext NV                                              2,148           53,255
Hagemeyer NV                                             5,613           21,593
Heineken NV                                              3,729          132,320
IHC Caland NV                                              745           38,036
ING Groep NV                                            31,507          547,420
Koninklijke Ahold NV                                    13,748          114,144
Koninklijke KPN NV                          1           33,553          237,734
Koninklijke Numico NV                                    2,800           43,086
Koninklijke Philips Electronics NV                      24,896          473,439

174

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Koninklijke Vendex KBB NV                                1,852   $       21,438
QIAGEN NV                                   1            3,199           27,001
Reed Elsevier NV                                        11,931          140,709
Rodamco Europe NV                                        1,227           64,209
Royal Dutch Petroleum Co.                               39,299        1,824,114
TNT Post Group NV                                        6,340          110,082
Unilever NV CVA                                         10,708          574,494
VNU NV                                                   4,445          136,951
Wolters Kluwer NV CVA                                    5,607           67,607
                                                                 --------------
                                                                      5,744,177
                                                                 --------------
New Zealand--0.21%
Carter Holt Harvey Ltd.                                 27,340           28,651
Contact Energy Ltd.                                     12,981           38,379
Sky City Entertainment Group Ltd.                        9,307           51,382
Telecom Corp. of New Zealand Ltd.                       37,638          115,464
                                                                 --------------
                                                                        233,876
                                                                 --------------

Norway--0.44%

DNB Holding ASA                                          9,504           46,872
Gjensidige NOR ASA                                       1,329           46,489
Norsk Hydro ASA                                          2,829          139,130
Norske Skogindustrier ASA                                2,820           42,192
Orkla ASA                                                4,519           78,255
Statoil ASA                                              8,479           72,240
Tandberg ASA                                1            2,262           11,720
Telenor ASA                                              8,100           33,664
Tomra Systems ASA                                        3,804           16,337
                                                                 --------------
                                                                        486,899
                                                                 --------------
Portugal--0.36%
Banco Comercial Portugues SA Class R                    39,547           69,483
Banco Espirito Santo e Comercial de
 Lisboa SA                                               2,554           37,834
BPI-SPGS SA--Registered                                 12,731           35,964
Brisa-Auto Estradas de Portugal SA                       6,580           37,025
CIMPOR-Cimentos de Portugal SGPS SA                      3,965           15,071
Electricidade de Portugal SA                            36,742           78,478
Portugal Telecom SGPS SA                                16,435          117,768
Sonae SGPS SA                               1           26,102           14,687
                                                                 --------------
                                                                        406,310
                                                                 --------------
Singapore--0.80%
Capitaland Ltd.                                         32,000           22,533
Chartered Semiconductor Manufacturing
 Ltd.                                       1           18,000            9,302
ComfortDelGro Corp. Ltd.                    1           40,000           18,285
DBS Group Holdings Ltd.                                 19,652          114,944
Fraser & Neave Ltd.                                      7,400           36,139
Haw Par Corp. Ltd.                                      13,792           33,991
Keppel Corp. Ltd.                                       13,000           36,173
Oversea-Chinese Banking Corp.
 Ltd.--Ordinary Shares                                  19,350          109,881
Singapore Airlines Ltd.                                 13,000           76,775
Singapore Press Holdings Ltd.                            8,000           83,135
Singapore Technologies Engineering Ltd.                 37,000           36,559
Singapore Telecommunications Ltd.                      121,000          103,754
United Overseas Bank Ltd.                               23,392          164,714
Venture Corp. Ltd.                                       5,000           45,713
                                                                 --------------
                                                                        891,898
                                                                 --------------
Spain--3.75%
Abertis Infraestructuras SA                              5,004           69,933

Acciona SA                                                 640           30,500
Acerinox SA                                              1,304           49,835
Actividades de Construccion y
 Servicios SA                                              882           37,627
Altadis SA                                               5,728          146,815
Amadeus Global Travel Distribution SA
 Class A                                                 4,604           26,382
Banco Bilbao Vizcaya Argentaria SA                      55,609          584,306
Banco Popular Espanol SA                                 2,933          148,197
Banco Santander Central Hispano SA                      78,296          686,023
Corporacion Mapfre SA                                    1,984           21,188
Endesa SA                                               16,736          280,210
Fomento de Construcciones y
 Contratas SA                                            1,111           31,041
Gas Natural SDG SA                                       3,991           80,204
Grupo Dragados SA                                        2,602           52,380
Grupo Ferrovial SA                                       1,209           32,835
Iberdrola SA                                            14,353          248,553
Indra Sistemas SA                                        2,620           26,627
Industria de Diseno Textil SA                            4,219          106,103
Repsol YPF SA                                           17,378          281,779
Sacyr Vallehermoso SA                                    3,335           36,995
Sociedad General de Aguas de
 Barcelona SA                                            2,517           34,396
Telefonica SA                                           89,506        1,039,148
Terra Networks SA                           1            7,886           47,725
Union Fenosa SA                                          4,070           68,938
Zeltia SA Rights                                         3,537           23,883
                                                                 --------------
                                                                      4,191,623
                                                                 --------------
Sweden--2.03%
ASSA Abloy AB Class B                                    5,751           55,678
Atlas Copco AB Class A                                   2,360           59,701
Atlas Copco AB Class B                                   1,384           32,504
Drott AB Class B                                         2,450           30,912
Electrolux AB Class B                                    5,910          116,650
Eniro AB                                                 4,022           34,653
Gambro AB Class A                                        3,797           25,140
Hennes & Mauritz AB Class B                              8,871          203,907
Holmen AB Class B                                          962           26,258
Modern Times Group AB Class B               1            1,762           27,074
Nordea AB                                               45,757          220,641

                                                                             175

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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

Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
OM AB                                                    1,684   $       11,991
Sandvik AB                                               4,143          108,428
Securitas AB Class B                                     5,726           58,655
Skandia Forsakrings AB                                  17,334           46,123
Skandinaviska Enskilda Banken AB Class A                 9,096           92,608
Skanska AB Class B                                       8,257           47,139
SKF AB Class B                                           1,807           52,145
Svenska Cellulosa AB Class B                             3,508          119,856
Svenska Handelsbanken AB Class A                        10,688          174,908
Swedish Match AB                                         8,278           62,564
Tele2 AB Class B                            1            1,860           69,126
Telefonaktiebolaget LM Ericsson AB
 Class B                                    1          282,288          303,272
Telia AB                                                30,809          127,778
Trelleborg AB Class B                                    2,686           28,689
Volvo AB Class A                                         1,873           39,309
Volvo AB Class B                                         4,334           95,289
                                                                 --------------
                                                                      2,270,998
                                                                 --------------
Switzerland--7.40%
ABB Ltd.                                    1           18,583           61,049
Adecco SA                                                2,565          105,664
Centerpulse AG--Registered                  1              198           53,280
Ciba Specialty Chemicals AG                 1            1,437           86,991
Clariant AG--Registered                     1            3,015           27,600
Compagnie Financiere Richemont AG                       10,792          174,482
Credit Suisse Group                                     22,309          587,144
Givaudan SA--Registered                                    188           79,111
Holcim Ltd.                                              3,009          111,181
Logitech International SA--Registered       1              907           34,015
Lonza Group AG--Registered                               1,094           50,074
Nestle SA                                                7,518        1,551,276
Nobel Biocare Holding AG                                   451           29,860
Novartis AG                                             45,003        1,780,784
Roche Holding AG--Genusschein                           13,077        1,025,751
Roche Holding AG Bearer                                    586           72,031
Serono SA                                                  130           76,394
Societe Generale de Surveillance
 Holding SA                                                 95           37,101
Swatch Group (The) AG--Registered                        1,482           26,969
Swatch Group (The) AG Class B                              722           65,428
Swiss Re                                                 6,017          333,377
Swisscom AG                                                496          140,977

Syngenta AG                                              2,134          106,972
Synthes-Stratec Inc.                                        94           67,522
UBS AG--Registered                                      22,277        1,239,210
Unaxis Holding AG Class R                                  230           18,720
Zurich Financial Services AG                1            2,713          323,465
                                                                 --------------
                                                                      8,266,428
                                                                 --------------
United Kingdom--26.63%
Aegis Group PLC                                         23,222           30,368
Alliance Unichem PLC                                     4,968           40,600
AMEC PLC                                                 5,249           22,520
Amersham PLC                                            13,424          100,734
AMVESCAP PLC                                            12,589           86,834
ARM Holdings PLC                            1           21,406           23,667
Associated British Ports Holdings PLC                    7,715           50,542
AstraZeneca PLC                                         32,306        1,295,427
Aviva PLC                                               41,869          290,697
BAA PLC                                                 19,822          160,439
BAE Systems PLC                                         57,527          135,273
Balfour Beatty PLC                                       7,911           25,195
Barclays PLC                                2          122,159          907,113
Barratt Developments PLC                                 4,556           32,478
BBA Group PLC                                           11,951           41,020
Berkeley Group (The) PLC                                 2,351           28,961
BG Group PLC                                            64,800          287,106
BHP Billiton PLC                                        46,962          247,207
BOC Group PLC                                            9,100          116,752
Boots Group PLC                                         15,751          168,555
BP PLC                                                 417,632        2,896,176
BPB PLC                                                  9,923           50,270
Brambles Industries PLC                                 15,117           40,910
British Airways PLC                         1            9,883           24,707
British American Tobacco PLC                            30,699          348,273
British Land Co. PLC                                     9,831           77,990
British Sky Broadcasting Group PLC          1           23,198          257,051
BT Group PLC                                           161,510          543,026
Bunzl PLC                                                9,965           69,845
Cable & Wireless PLC                                    44,479           82,939
Cadbury Schweppes PLC                                   39,062          230,760
Canary Wharf Finance PLC                    1            8,565           36,182
Capita Group PLC                                        13,511           50,387
Carlton Communications PLC                              16,253           40,632
Carnival PLC                                             3,196           97,092
Cattles PLC                                              8,130           43,534
Celltech Group PLC                          1            5,440           30,790
Centrica PLC                                            77,968          226,118
Chubb PLC                                               21,846           27,217
Close Brothers Group PLC                                 3,009           32,150
Cobham PLC                                               1,849           35,317
Compass Group PLC                                       42,500          229,154
Daily Mail and General Trust PLC
 Class A                                                 6,350           59,727

De La Rue PLC                                            4,444           17,343
Diageo PLC                                              58,895          628,791
Dixons Group PLC                                        37,399           81,462
Electrocomponents PLC                                    9,172           49,114
EMAP PLC                                                 4,683           66,110
EMI Group PLC                                           18,821           37,890
Enterprise Inns PLC                                      3,234           43,146
Exel PLC                                                 5,770           59,223
FirstGroup PLC                                           7,937           35,363
FKI PLC                                                 11,736           15,445
Friends Provident PLC                                   30,124           56,420
George Wimpey PLC                                        7,918           38,544
GKN PLC                                                 15,495           56,891
GlaxoSmithKline PLC                                    112,472        2,269,835
Granada PLC                                             54,675           82,102

176

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Master Portfolio
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Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
GUS PLC                                                 18,783   $      210,454
Hammerson PLC                                            5,164           42,223
Hanson PLC                                              13,936           77,671
Hays PLC                                                33,912           53,722
HBOS PLC                                                70,721          915,514
Hilton Group PLC                                        32,034           97,264
HSBC Holdings PLC                                      200,192        2,365,283
IMI PLC                                                  7,298           36,128
Imperial Chemical Industries PLC                        26,303           53,278
Imperial Tobacco Group PLC                              13,529          241,778
InterContinental Hotels Group PLC           1           13,822           98,076
International Power PLC                     1           22,347           47,662
Invensys PLC                                            67,972           22,994
J Sainsbury PLC                                         27,304          114,442
Johnson Matthey PLC                                      4,507           65,671
Kelda Group PLC                                          8,716           61,486
Kidde PLC                                               16,008           22,453
Kingfisher PLC                                          48,145          220,265
Land Securities Group PLC                                8,528          109,976
Legal & General Group PLC                              120,495          167,021
Liberty International PLC                                6,557           67,030
Lloyds TSB Group PLC                                   103,475          734,649
LogicaCMG PLC                                           14,704           34,758
Man Group PLC                                            5,155          101,738
Marks & Spencer Group PLC                               42,194          219,845
MFI Furniture Group PLC                                 11,511           31,816
Misys PLC                                               10,969           46,518

Mitchells & Butlers PLC                     1           13,822           53,315
National Grid Transco PLC                               57,605          390,684
Next PLC                                                 5,395           91,385
Novar PLC                                               12,999           26,277
Pearson PLC                                             15,547          145,207
Peninsular & Oriental Steam Navigation
 Co. PLC                                                14,889           57,737
Persimmon PLC                                            5,306           41,765
Provident Financial PLC                                  4,961           52,188
Prudential Corp. PLC                                    37,951          229,833
Rank Group PLC                                          12,411           50,995
Reckitt Benckiser PLC                                   11,025          202,305
Reed International PLC                                  23,713          197,313
Rentokil Initial PLC                                    36,957          115,413
Reuters Group PLC                                       27,483           79,705
Rexam PLC                                                9,165           57,621
Rio Tinto PLC                                           19,568          368,108
RMC Group PLC                                            5,513           42,007
Rolls-Royce Group PLC                                   28,381           60,063
Royal Bank of Scotland Group PLC                        51,236        1,437,300
Royal Sun Alliance Industries Group PLC                 27,051           61,936
SABMiller PLC                                           16,201          108,474
Safeway PLC                                             19,289           81,962
Sage Group PLC                                          24,222           64,751
Schroders PLC                                            2,680           27,850
Scottish & Newcastle PLC                                14,363           86,865
Scottish & Southern Energy PLC                          15,845          163,155
Scottish Power PLC                                      34,000          204,223
Securicor PLC                                           16,231           19,954
Serco Group PLC                                          9,643           25,460
Severn Trent PLC                                         6,701           75,634
Shell Transport & Trading Co. PLC                      178,799        1,180,181
Signet Group PLC                                        34,494           51,371
Slough Estates PLC                                       8,271           46,643
Smith & Nephew PLC                                      17,657          101,469
Smiths Group PLC                                        10,650          123,546
Stagecoach Group PLC                                    22,950           23,480
Tate & Lyle PLC                                          7,802           44,095
Taylor Woodrow PLC                                      11,498           38,137
Tesco PLC                                              134,386          486,202
3i Group PLC                                            11,750          109,550
TI Automotive Ltd.                        1 3            7,024               --
Tomkins PLC                                             14,962           56,045
Unilever PLC                                            51,560          410,519
United Business Media PLC                                8,146           40,730
United Utilities PLC                                    10,722          104,211
Vodafone Group PLC                                   1,276,771        2,496,633
Whitebread PLC                                           6,083           68,057
William Hill PLC                                         6,385           30,081
Wolseley PLC                                            11,127          123,066
WPP Group PLC                                           21,652          169,713
                                                                 --------------
                                                                     29,742,343
                                                                 --------------

TOTAL COMMON STOCKS
 (Cost: $130,892,848)                                               108,739,183
                                                                 --------------

-------------------------------------------------------------------------------
PREFERRED STOCKS--0.49%
-------------------------------------------------------------------------------
Australia--0.22%
News Corporation Ltd. (The)                             39,713          244,762
                                                                 --------------
                                                                        244,762
                                                                 --------------
Germany--0.23%
Henkel KGaA                                              1,185           73,360
Porsche AG                                                 160           67,799
Prosieben Satellite Media AG                             2,990           19,915
Volkswagen AG                                            2,091           62,695
Wella AG                                                   505           36,825
                                                                 --------------
                                                                        260,594
                                                                 --------------
Italy--0.04%
IntesaBci SpA                                           18,548           42,599
                                                                 --------------
                                                                         42,599
                                                                 --------------
TOTAL PREFERRED STOCKS
 (Cost: $625,022)                                                       547,955
                                                                 --------------

-------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS--1.02%
-------------------------------------------------------------------------------
iShares MSCI EAFE
  Index Fund                                4           10,532        1,140,721
                                                                 --------------
                                                                      1,140,721
                                                                 --------------
TOTAL EXCHANGE-TRADED FUNDS
 (Cost: $1,030,497)                                                   1,140,721
                                                                 --------------

                                                                             177

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
International Index
Master Portfolio
-------------------------------------------------------------------------------
                                                     Shares or
Security                                             Principal            Value
-------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--12.82%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                       5        7,998,519   $    7,998,519

Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares                       5        2,388,365        2,388,365
BlackRock Temp Cash Money Market Fund       5          120,443          120,443
Short Term Investment Co.--Liquid
 Assets Money Market Portfolio              5          626,276          626,276
Short Term Investment Co.--Prime Money
 Market Portfolio, Institutional Shares     5          265,374          265,374
Abbey National Treasury Services PLC,
 Time Deposit
  1.38%, 07/01/03                           5   $      159,224          159,224
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04                           5          132,667          132,667
  1.17%, 08/15/03                           5          199,042          199,042
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%, 10/30/03                           5          106,149          106,149
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04                           5          116,759          116,759
  1.31%, 05/24/04                           5          265,347          265,347
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04                           5          265,334          265,334
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04                           5          132,687          132,687
HBOS Treasury Services PLC, Floating
 Rate Note
  1.27%, 06/24/04                           5          265,374          265,374
Holmes Financing PLC, Floating Rate
 Bond
  1.14%, 04/15/04                           5           53,075           53,075
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04                           5          132,680          132,680
  1.22%, 04/13/04                           5          132,680          132,680
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04                           5          132,660          132,660
  1.08%, 03/29/04                           5          132,687          132,687
  1.29%, 05/04/04                           5          132,680          132,680
Sigma Finance Inc., Floating Rate Note
  1.13%,, 10/15/03                          5          265,361          265,361
White Pine Finance LLC, Floating Rate
 Note
  1.07%, 04/20/04                           5          132,687          132,687
  1.14%, 05/17/04                           5          159,224          159,224
                                                                 --------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $14,315,294)                                                 14,315,294
                                                                 --------------

Security                                             Principal            Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.17%
-------------------------------------------------------------------------------
Bank of America NA
  Repurchase Agreement, dated 06/30/03,
   due 07/01/03, with an effective
   yield of 1.30%.                          5   $      132,687   $      132,687

Merrill Lynch
  Government Securities Inc. Repurchase
   Agreement, dated 06/30/03, due
   07/01/03, with an effective yield of
   1.38%.                                   5           53,075           53,075
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $185,762)                                                       185,762
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES--111.86%
 (Cost $147,049,423)                                                124,928,915
Other Assets, Less Liabilities--(11.86%)                            (13,241,284)
                                                                 --------------
NET ASSETS--100.00%                                              $  111,687,631
                                                                 ==============

Notes to the Schedule of Investments:
1 Non-income earning securities.
2 Issuer is an affiliate of the Master Portfolio's investment advisor. See Note
  2.
3 Security valued at fair value in accordance with procedures approved by the
  Board of Trustees. See Note 1.
4 Non-controlled affiliated issuer. See Note 2.
5 All or a portion of this security represents investments of securities lending collateral.

178   The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--96.41%
-------------------------------------------------------------------------------
Advertising--0.20%
Interpublic Group of Companies Inc.                    119,121   $    1,593,839
Omnicom Group Inc.                                      57,658        4,134,079
                                                                 --------------
                                                                      5,727,918
                                                                 --------------
Aerospace/Defense--1.44%
Boeing Co. (The)                                       257,180        8,826,418
General Dynamics Corp.                                  60,415        4,380,087
Goodrich (B.F.) Co.                                     35,903          753,963
Lockheed Martin Corp.                                  137,751        6,552,815
Northrop Grumman Corp.                                  55,943        4,827,321
Raytheon Co.                                           125,564        4,123,522
Rockwell Collins Inc.                                   54,585        1,344,429
United Technologies Corp.                              143,177       10,141,227
                                                                 --------------
                                                                     40,949,782
                                                                 --------------

Airlines--0.16%
Delta Air Lines Inc.                                    37,668          552,966
Southwest Airlines Co.                                 238,215        4,097,298
                                                                 --------------
                                                                      4,650,264
                                                                 --------------
Apparel--0.29%
Jones Apparel Group Inc.                    1           39,228        1,147,811
Liz Claiborne Inc.                                      32,812        1,156,623
Nike Inc. Class B                                       80,805        4,322,259
Reebok International Ltd.                   1           18,116          609,241
VF Corp.                                                33,123        1,125,188
                                                                 --------------
                                                                      8,361,122
                                                                 --------------
Auto Manufacturers--0.54%
Ford Motor Company                                     560,186        6,156,444
General Motors Corp.                                   171,480        6,173,280
Navistar International Corp.                1           20,842          680,074
PACCAR Inc.                                             35,546        2,401,488
                                                                 --------------
                                                                     15,411,286
                                                                 --------------
Auto Parts & Equipment--0.10%
Cooper Tire & Rubber Co.                                22,440          394,720
Dana Corp.                                              45,369          524,466
Delphi Corp.                                           171,277        1,478,121
Goodyear Tire & Rubber Co. (The)                        53,469          280,712
Visteon Corp.                                           39,824          273,591
                                                                 --------------
                                                                      2,951,610
                                                                 --------------
Banks--7.23%
AmSouth Bancorp                                        107,533        2,348,521
Bank of America Corp.                                  458,317       36,220,793
Bank of New York Co. Inc. (The)                        235,841        6,780,429
Bank One Corp.                                         349,545       12,996,083
BB&T Corp.                                             144,145        4,944,173
Charter One Financial Inc.                              68,798        2,145,122
Comerica Inc.                                           53,563        2,490,679
Fifth Third Bancorp                                    175,722       10,075,899
First Tennessee National Corp.                          38,613        1,695,497
FleetBoston Financial Corp.                            321,648        9,556,162
Golden West Financial Corp.                             46,728        3,738,707
Huntington Bancshares Inc.                              70,082        1,368,001
KeyCorp                                                129,451        3,271,227
Marshall & Ilsley Corp.                                 69,309        2,119,469
Mellon Financial Corp.                                 131,958        3,661,834
National City Corp.                                    187,092        6,119,779
North Fork Bancorp Inc.                                 48,011        1,635,255
Northern Trust Corp.                                    67,500        2,820,825
PNC Financial Services Group                            86,580        4,225,970
Regions Financial Corp.                                 67,915        2,294,169

SouthTrust Corp.                                       104,179        2,833,669
State Street Corp.                                     101,659        4,005,365
SunTrust Banks Inc.                                     85,733        5,087,396
Synovus Financial Corp.                                 92,832        1,995,888
U.S. Bancorp                                           587,241       14,387,404
Union Planters Corp.                                    60,698        1,883,459
Wachovia Corp.                                         411,585       16,446,937
Washington Mutual Inc.                                 284,721       11,758,977
Wells Fargo & Company                                  512,506       25,830,302
Zions Bancorporation                                    27,629        1,398,304
                                                                 --------------
                                                                    206,136,295
                                                                 --------------
Beverages--2.72%
Anheuser-Busch Companies Inc.                          255,299       13,033,014
Brown-Forman Corp. Class B                              18,421        1,448,259
Coca-Cola Co. (The)                                    753,625       34,975,736
Coca-Cola Enterprises Inc.                             138,255        2,509,328
Coors (Adolf) Company Class B                           11,097          543,531
Pepsi Bottling Group Inc.                               84,011        1,681,900
PepsiCo Inc.                                           525,669       23,392,270
                                                                 --------------
                                                                     77,584,038
                                                                 --------------
Biotechnology--1.14%
Amgen Inc.                                  1          385,356       25,603,053
Biogen Inc.                                 1           45,379        1,724,402
Chiron Corp.                                1           57,091        2,496,019
Genzyme Corp.--General Division             1           65,990        2,758,382
                                                                 --------------
                                                                     32,581,856
                                                                 --------------
Building Materials--0.22%
American Standard Companies Inc.            1           22,008        1,627,051
Masco Corp.                                            145,917        3,480,120
Vulcan Materials Co.                                    31,075        1,151,950
                                                                 --------------
                                                                      6,259,121
                                                                 --------------
Chemicals--1.37%
Air Products & Chemicals Inc.                           69,498        2,891,117
Ashland Inc.                                            20,843          639,463
Dow Chemical Co. (The)                                 280,049        8,670,317
Du Pont (E.I.) de Nemours and Co.                      304,667       12,686,334
Eastman Chemical Co.                                    23,638          748,615
Engelhard Corp.                                         38,636          957,014
Great Lakes Chemical Corp.                              15,312          312,365
Hercules Inc.                               1           33,515          331,798
Monsanto Co.                                            79,924        1,729,555
PPG Industries Inc.                                     51,899        2,633,355
Praxair Inc.                                            49,683        2,985,948

June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Rohm & Haas Co.                                         67,889   $    2,106,596
Sherwin-Williams Co. (The)                              45,019        1,210,111
Sigma-Aldrich Corp.                                     21,732        1,177,440
                                                                 --------------
                                                                     39,080,028
                                                                 --------------
Commercial Services--1.06%
Apollo Group Inc. Class A                   1           53,585        3,309,410
Block (H & R) Inc.                                      54,768        2,368,716
Cendant Corp.                               1          311,741        5,711,095
Concord EFS Inc.                            1          149,041        2,193,884
Convergys Corp.                             1           45,418          726,688
Deluxe Corp.                                            16,972          760,346
Donnelley (R.R.) & Sons Co.                             34,616          904,862
Ecolab Inc.                                             80,351        2,056,986
Equifax Inc.                                            43,238        1,124,188
McKesson Corp.                                          88,651        3,168,387
Monster Worldwide Inc.                      1           34,149          673,760
Moody's Corp.                                           45,420        2,394,088
Paychex Inc.                                           115,121        3,374,197
Quintiles Transnational Corp.               1           36,106          512,344
Robert Half International Inc.              1           52,196          988,592
                                                                 --------------
                                                                     30,267,543
                                                                 --------------
Computers--5.48%
Apple Computer Inc.                         1          111,789        2,137,406
Cisco Systems Inc.                          1        2,147,336       35,839,038
Computer Sciences Corp.                     1           57,249        2,182,332
Dell Computer Corp.                         1          785,781       25,113,561
Electronic Data Systems Corp.                          146,300        3,138,135
EMC Corp.                                   1          669,325        7,007,833
Gateway Inc.                                1           98,834          360,744
Hewlett-Packard Co.                                    933,764       19,889,173
International Business Machines Corp.                  528,619       43,611,067
Lexmark International Inc.                  1           38,989        2,759,252
NCR Corp.                                   1           29,289          750,384
Network Appliance Inc.                      1          103,803        1,682,647
Sun Microsystems Inc.                       1          987,804        4,543,898
SunGard Data Systems Inc.                   1           86,960        2,253,134

Unisys Corp.                                1          100,177        1,230,174
Veritas Software Corp.                      1          126,855        3,636,933
                                                                 --------------
                                                                    156,135,711
                                                                 --------------
Cosmetics/Personal Care--2.43%
Alberto-Culver Co. Class B                              17,924          915,916
Avon Products Inc.                                      71,882        4,471,060
Colgate-Palmolive Co.                                  164,578        9,537,295
Gillette Co. (The)                                     312,483        9,955,708
International Flavors & Fragrances Inc.                 28,796          919,456
Kimberly-Clark Corp.                                   155,683        8,117,312
Procter & Gamble Co.                                   396,066       35,321,166
                                                                 --------------
                                                                     69,237,913
                                                                 --------------
Distribution/Wholesale--0.28%
Costco Wholesale Corp.                      1          139,512        5,106,139
Genuine Parts Co.                                       53,156        1,701,524
Grainger (W.W.) Inc.                                    28,008        1,309,654
                                                                 --------------
                                                                      8,117,317
                                                                 --------------
Diversified Financial Services--9.05%
American Express Co.                                   396,832       16,591,546
American International Group Inc.                      797,946       44,030,660
Bear Stearns Companies Inc. (The)                       30,292        2,193,747
Capital One Financial Corp.                             69,252        3,405,813
Citigroup Inc.                                       1,574,871       67,404,479
Countrywide Financial Corp.                             39,943        2,778,835
Fannie Mae                                             299,788       20,217,703
Federated Investors Inc. Class B                        33,460          917,473
Franklin Resources Inc.                                 77,612        3,032,301
Freddie Mac                                            210,337       10,678,809
Goldman Sachs Group Inc. (The)                         143,688       12,033,870
Janus Capital Group Inc.                                73,136        1,199,430
JP Morgan Chase & Co.                                  621,367       21,238,324
Lehman Brothers Holdings Inc.                           74,189        4,932,085
MBNA Corp.                                             390,814        8,144,564
Merrill Lynch & Co. Inc.                               284,582       13,284,288
Morgan Stanley                                         332,601       14,218,693
Providian Financial Corp.                   1           88,549          819,964
Schwab (Charles) Corp. (The)                           413,017        4,167,342
SLM Corp.                                              138,411        5,421,559
T. Rowe Price Group Inc.                                37,403        1,411,963
                                                                 --------------
                                                                    258,123,448
                                                                 --------------
Electric--2.58%
AES Corp. (The)                             1          187,264        1,189,126
Allegheny Energy Inc.                                   38,333          323,914
Ameren Corp.                                            49,296        2,173,954

American Electric Power Co. Inc.                       120,800        3,603,464
Calpine Corp.                               1          116,439          768,497
CenterPoint Energy Inc.                                 93,327          760,615
Cinergy Corp.                                           53,840        1,980,774
CMS Energy Corp.                                        43,904          355,622
Consolidated Edison Inc.                                68,279        2,955,115
Constellation Energy Group Inc.                         50,546        1,733,728
Dominion Resources Inc.                                 95,064        6,109,763
DTE Energy Co.                                          51,359        1,984,512
Duke Energy Corp.                                      275,625        5,498,719
Edison International                        1           99,603        1,636,477
Entergy Corp.                                           69,052        3,644,565
Exelon Corp.                                            99,172        5,931,477
FirstEnergy Corp.                                       91,023        3,499,834
FPL Group Inc.                                          56,055        3,747,277
Mirant Corp.                                1          123,218          357,332
NiSource Inc.                                           80,268        1,525,092
PG&E Corp.                                  1          125,120        2,646,288
Pinnacle West Capital Corp.                             27,887        1,044,368
PPL Corp.                                               51,541        2,216,263
Progress Energy Inc.                                    73,642        3,232,884

180

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                    69,077   $    2,918,503
Southern Company                                       220,759        6,878,850
TECO Energy Inc.                                        53,912          646,405
TXU Corp.                                               98,535        2,212,111
Xcel Energy Inc.                                       121,901        1,833,391
                                                                 --------------
                                                                     73,408,920
                                                                 --------------
Electrical Components & Equipment--0.09%
American Power Conversion Corp.             1           60,049          936,164
Molex Inc.                                              58,568        1,580,750
Power-One Inc.                              1           25,176          180,008
                                                                 --------------
                                                                      2,696,922
                                                                 --------------
Electronics--0.57%
Agilent Technologies Inc.                   1          144,124        2,817,624
Applera Corp.--Applied Biosystems
 Group                                                  64,061        1,219,081
Jabil Circuit Inc.                          1           60,719        1,341,890
Johnson Controls Inc.                                   27,264        2,333,798

Millipore Corp.                             1           14,806          656,942
Parker Hannifin Corp.                                   36,113        1,516,385
PerkinElmer Inc.                                        38,499          531,671
Sanmina-SCI Corp.                           1          155,853          983,432
Solectron Corp.                             1          253,584          948,404
Symbol Technologies Inc.                                70,457          916,646
Tektronix Inc.                              1           26,077          563,263
Thermo Electron Corp.                       1           49,610        1,042,802
Thomas & Betts Corp.                        1           17,814          257,412
Waters Corp.                                1           38,107        1,110,057
                                                                 --------------
                                                                     16,239,407
                                                                 --------------
Engineering & Construction--0.03%
Fluor Corp.                                             24,906          837,838
                                                                 --------------
                                                                        837,838
                                                                 --------------
Entertainment--0.09%
International Game Technology Inc.          1           26,117        2,672,553
                                                                 --------------
                                                                      2,672,553
                                                                 --------------
Environmental Control--0.18%
Allied Waste Industries Inc.                1           64,160          644,808
Waste Management Inc.                                  181,029        4,360,989
                                                                 --------------
                                                                      5,005,797
                                                                 --------------
Food--1.79%
Albertson's Inc.                                       112,357        2,157,254
Archer-Daniels-Midland Co.                             197,291        2,539,135
Campbell Soup Co.                                      125,543        3,075,803
ConAgra Foods Inc.                                     164,242        3,876,111
General Mills Inc.                                     113,034        5,358,942
Heinz (H.J.) Co.                                       107,469        3,544,328
Hershey Foods Corp.                                     40,168        2,798,103
Kellogg Co.                                            124,449        4,277,312
Kroger Co.                                  1          230,989        3,852,897
McCormick & Co. Inc.                                    42,682        1,160,950
Safeway Inc.                                1          134,977        2,761,629
Sara Lee Corp.                                         237,891        4,474,730
SUPERVALU Inc.                                          40,877          871,498
Sysco Corp.                                            198,828        5,972,793
Winn-Dixie Stores Inc.                                  42,992          529,232
Wrigley (William Jr.) Co.                               68,831        3,870,367
                                                                 --------------
                                                                     51,121,084
                                                                 --------------
Forest Products & Paper--0.52%
Boise Cascade Corp.                                     17,787          425,109
Georgia-Pacific Corp.                                   76,521        1,450,073
International Paper Co.                                146,487        5,233,980
Louisiana-Pacific Corp.                     1           31,891          345,698
MeadWestvaco Corp.                                      61,258        1,513,073
Plum Creek Timber Co. Inc.                              56,078        1,455,224
Temple-Inland Inc.                                      16,508          708,358
Weyerhaeuser Co.                                        66,984        3,617,136
                                                                 --------------
                                                                     14,748,651
                                                                 --------------
Gas--0.16%

KeySpan Corp.                                           48,096        1,705,003
Nicor Inc.                                              13,438          498,684
Peoples Energy Corp.                                    11,003          471,919
Sempra Energy                                           63,423        1,809,458
                                                                 --------------
                                                                      4,485,064
                                                                 --------------
Hand/Machine Tools--0.31%
Black & Decker Corp.                                    23,805        1,034,327
Emerson Electric Co.                                   128,757        6,579,483
Snap-On Inc.                                            17,766          515,747
Stanley Works (The)                                     26,225          723,810
                                                                 --------------
                                                                      8,853,367
                                                                 --------------
Health Care--4.53%
Aetna Inc.                                              46,440        2,795,688
Anthem Inc.                                 1           42,332        3,265,914
Bard (C.R.) Inc.                                        15,906        1,134,257
Bausch & Lomb Inc.                                      16,251          609,412
Baxter International Inc.                              182,747        4,751,422
Becton, Dickinson & Co.                                 77,894        3,026,182
Biomet Inc.                                             79,022        2,264,771
Boston Scientific Corp.                     1          125,461        7,665,667
Guidant Corp.                                           94,594        4,199,028
HCA Inc.                                               156,593        5,017,240
Health Management Associates Inc.
 Class A                                                72,958        1,346,075
Humana Inc.                                 1           49,345          745,109
Johnson & Johnson                                      908,205       46,954,199
Manor Care Inc.                             1           27,645          691,401
Medtronic Inc.                                         373,056       17,895,496
Quest Diagnostics Inc.                      1           32,206        2,054,743
St. Jude Medical Inc.                       1           55,027        3,164,053
Stryker Corp.                                           60,719        4,212,077
Tenet Healthcare Corp.                      1          142,922        1,665,041
UnitedHealth Group Inc.                                181,342        9,112,436
WellPoint Health Networks Inc.              1           44,539        3,754,638
Zimmer Holdings Inc.                        1           60,076        2,706,424
                                                                 --------------
                                                                    129,031,273
                                                                 --------------
Home Builders--0.12%
Centex Corp.                                            19,030        1,480,344
KB Home                                                 14,533          900,755
Pulte Homes Inc.                                        18,720        1,154,275
                                                                 --------------
                                                                      3,535,374
                                                                 --------------
Home Furnishings--0.11%
Leggett & Platt Inc.                                    59,145        1,212,473
Maytag Corp.                                            23,920          584,126
Whirlpool Corp.                                         20,968        1,335,662
                                                                 --------------
                                                                      3,132,261
                                                                 --------------

June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Household Products/Wares--0.35%
American Greetings Corp. Class A            1           20,099   $      394,744
Avery Dennison Corp.                                    33,775        1,695,505
Clorox Co.                                              66,370        2,830,681
Fortune Brands Inc.                                     44,509        2,323,370
Newell Rubbermaid Inc.                                  83,845        2,347,660
Tupperware Corp.                                        17,778          255,292
                                                                 --------------
                                                                      9,847,252
                                                                 --------------
Insurance--3.07%
ACE Ltd.                                                80,946        2,775,638
AFLAC Inc.                                             157,141        4,832,086
Allstate Corp. (The)                                   215,318        7,676,087
Ambac Financial Group Inc.                              32,492        2,152,595
AON Corp.                                               95,459        2,298,653
Chubb Corp.                                             56,611        3,396,660
CIGNA Corp.                                             42,866        2,012,130
Cincinnati Financial Corp.                              49,146        1,822,825
Hancock (John) Financial Services Inc.                  88,371        2,715,641
Hartford Financial Services Group Inc.                  85,583        4,309,960
Jefferson-Pilot Corp.                                   43,539        1,805,127
Lincoln National Corp.                                  54,268        1,933,569
Loews Corp.                                             56,690        2,680,870
Marsh & McLennan Companies Inc.                        163,846        8,367,615
MBIA Inc.                                               44,067        2,148,266
MetLife Inc.                                           232,514        6,584,796
MGIC Investment Corp.                                   30,249        1,410,813
Principal Financial Group Inc.                         100,096        3,228,096
Progressive Corp. (The)                                 66,572        4,866,413
Prudential Financial Inc.                              168,246        5,661,478
SAFECO Corp.                                            42,303        1,492,450
St. Paul Companies Inc.                                 69,592        2,540,804
Torchmark Corp.                                         35,586        1,325,579
Travelers Property Casualty Corp. Class B              307,822        4,854,353
UNUMProvident Corp.                                     87,937        1,179,235
XL Capital Ltd. Class A                                 41,775        3,467,325
                                                                 --------------
                                                                     87,539,064
                                                                 --------------
Iron/Steel--0.06%
Allegheny Technologies Inc.                             24,504          161,726
Nucor Corp.                                             23,929        1,168,932
United States Steel Corp.                               31,489          515,475

                                                                 --------------
                                                                      1,846,133
                                                                 --------------
Leisure Time--0.41%
Brunswick Corp.                                         27,575          689,927
Carnival Corp.                                         192,264        6,250,503
Harley-Davidson Inc.                                    92,485        3,686,452
Sabre Holdings Corp.                                    43,788        1,079,374
                                                                 --------------
                                                                     11,706,256
                                                                 --------------
Lodging--0.26%
Harrah's Entertainment Inc.                 1           33,620        1,352,869
Hilton Hotels Corp.                                    115,183        1,473,191
Marriott International Inc. Class A                     71,007        2,728,089
Starwood Hotels & Resorts Worldwide Inc.                61,339        1,753,682
                                                                 --------------
                                                                      7,307,831
                                                                 --------------
Machinery--0.54%
Caterpillar Inc.                                       105,356        5,864,115
Cummins Inc.                                            12,668          454,655
Deere & Co.                                             73,208        3,345,606
Dover Corp.                                             61,922        1,855,183
Ingersoll-Rand Co. Class A                              51,795        2,450,939
McDermott International Inc.                1           19,820          125,461
Rockwell Automation Inc.                                56,807        1,354,279
                                                                 --------------
                                                                     15,450,238
                                                                 --------------
Manufacturers--4.95%
Cooper Industries Ltd.                                  28,539        1,178,661
Crane Co.                                               18,084          409,241
Danaher Corp.                                           46,736        3,180,385
Eastman Kodak Co.                                       87,741        2,399,716
Eaton Corp.                                             22,808        1,792,937
General Electric Co.                                 3,057,452       87,687,723
Honeywell International Inc.                           262,411        7,045,735
Illinois Tool Works Inc.                                94,073        6,194,707
ITT Industries Inc.                                     28,090        1,838,771
Pall Corp.                                              37,664          847,440
Textron Inc.                                            41,402        1,615,506
3M Co.                                                 119,556       15,420,334
Tyco International Ltd.                                610,833       11,593,610
                                                                 --------------
                                                                    141,204,766
                                                                 --------------
Media--3.82%
AOL Time Warner Inc.                        1        1,375,695       22,134,933
Clear Channel Communications Inc.           1          187,851        7,963,004
Comcast Corp. Class A                       1          688,068       20,765,892
Dow Jones & Co. Inc.                                    24,955        1,073,814
Gannett Co. Inc.                                        82,157        6,310,479
Knight Ridder Inc.                                      24,978        1,721,734
McGraw-Hill Companies Inc. (The)                        58,383        3,619,746

Meredith Corp.                                          15,189          668,316
New York Times Co. Class A                              46,187        2,101,509
Tribune Co.                                             94,503        4,564,495
Univision Communications Inc. Class A       1           70,087        2,130,645
Viacom Inc. Class B                         1          537,241       23,455,942
Walt Disney Co. (The)                                  625,007       12,343,888
                                                                 --------------
                                                                    108,854,397
                                                                 --------------
Metal Fabricate/Hardware--0.01%
Worthington Industries Inc.                             26,211          351,227
                                                                 --------------
                                                                        351,227
                                                                 --------------
Mining--0.45%
Alcoa Inc.                                             258,536        6,592,668
Freeport-McMoRan Copper & Gold Inc.                     44,434        1,088,633
Newmont Mining Corp.                                   123,008        3,992,840
Phelps Dodge Corp.                          1           27,218        1,043,538
                                                                 --------------
                                                                     12,717,679
                                                                 --------------

182

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Office/Business Equipment--0.19%
Pitney Bowes Inc.                                       71,726   $    2,754,996
Xerox Corp.                                 1          239,090        2,531,963
                                                                 --------------
                                                                      5,286,959
                                                                 --------------
Oil & Gas Producers--5.04%
Amerada Hess Corp.                                      27,488        1,351,860
Anadarko Petroleum Corp.                                76,292        3,392,705
Apache Corp.                                            49,420        3,215,265
Burlington Resources Inc.                               61,478        3,324,115
ChevronTexaco Corp.                                    326,811       23,595,754
ConocoPhillips                                         207,620       11,377,576
Devon Energy Corp.                                      70,581        3,769,025
EOG Resources Inc.                                      35,121        1,469,463
Exxon Mobil Corp.                                    2,043,444       73,380,074
Kerr-McGee Corp.                                        30,828        1,381,094
Kinder Morgan Inc.                                      37,325        2,039,811
Marathon Oil Corp.                                      94,903        2,500,694
Nabors Industries Ltd.                      1           44,528        1,761,082
Noble Corp.                                 1           40,946        1,404,448

Occidental Petroleum Corp.                             115,990        3,891,465
Rowan Companies Inc.                        1           28,598          640,595
Sunoco Inc.                                             23,419          883,833
Transocean Inc.                             1           97,775        2,148,117
Unocal Corp.                                            78,897        2,263,555
                                                                 --------------
                                                                    143,790,531
                                                                 --------------
Oil & Gas Services--0.59%
Baker Hughes Inc.                                      102,960        3,456,367
BJ Services Co.                             1           48,324        1,805,385
Halliburton Co.                                        133,688        3,074,824
Schlumberger Ltd.                                      178,107        8,472,550
                                                                 --------------
                                                                     16,809,126
                                                                 --------------
Packaging & Containers--0.13%
Ball Corp.                                              17,419          792,739
Bemis Co.                                               16,219          759,049
Pactiv Corp.                                1           48,725          960,370
Sealed Air Corp.                            1           25,795        1,229,390
                                                                 --------------
                                                                      3,741,548
                                                                 --------------
Pharmaceuticals--8.32%
Abbott Laboratories                                    477,500       20,895,400
Allergan Inc.                                           39,827        3,070,662
AmerisourceBergen Corp.                                 33,753        2,340,771
Bristol-Myers Squibb Co.                               592,937       16,098,240
Cardinal Health Inc.                                   136,621        8,784,730
Forest Laboratories Inc.                    1          111,032        6,079,002
King Pharmaceuticals Inc.                   1           73,725        1,088,181
Lilly (Eli) & Co.                                      343,692       23,704,437
MedImmune Inc.                              1           77,084        2,803,545
Merck & Co. Inc.                                       685,958       41,534,757
Pfizer Inc.                                          2,415,319       82,483,144
Schering-Plough Corp.                                  449,311        8,357,185
Watson Pharmaceuticals Inc.                 1           32,737        1,321,593
Wyeth                                                  406,230       18,503,777
                                                                 --------------
                                                                    237,065,424
                                                                 --------------
Pipelines--0.11%
Dynegy Inc. Class A                                    113,732          477,674
El Paso Corp.                                          183,276        1,480,870
Williams Companies Inc.                                158,234        1,250,049
                                                                 --------------
                                                                      3,208,593
                                                                 --------------
Real Estate Investment Trusts--0.31%
Apartment Investment & Management Co.
 Class A                                                28,708          993,297
Equity Office Properties Trust                         123,302        3,330,387
Equity Residential                                      83,332        2,162,465
Simon Property Group Inc.                               57,790        2,255,544
                                                                 --------------
                                                                      8,741,693
                                                                 --------------

Retail--7.18%
AutoNation Inc.                             1           86,248        1,355,819
AutoZone Inc.                               1           27,412        2,082,490
Bed Bath & Beyond Inc.                      1           90,305        3,504,737
Best Buy Co. Inc.                           1           98,555        4,328,536
Big Lots Inc.                               1           35,635          535,950
Circuit City Stores Inc.                                63,614          559,803
CVS Corp.                                              120,494        3,377,447
Darden Restaurants Inc.                                 51,640          980,127
Dillards Inc. Class A                                   25,845          348,132
Dollar General Corp.                                   101,955        1,861,698
eBay Inc.                                   1           97,118       10,117,753
Family Dollar Stores Inc.                               52,597        2,006,576
Federated Department Stores Inc.                        57,385        2,114,637
Gap Inc. (The)                                         272,389        5,110,018
Home Depot Inc.                                        702,973       23,282,466
Kohls Corp.                                 1          103,632        5,324,612
Limited Brands Inc.                                    159,860        2,477,830
Lowe's Companies Inc.                                  238,541       10,245,336
May Department Stores Co. (The)                         88,197        1,963,265
McDonald's Corp.                                       389,177        8,585,245
Nordstrom Inc.                                          41,495          809,982
Office Depot Inc.                           1           94,427        1,370,136
Penney (J.C.) Co. Inc. (Holding Co.)                    82,228        1,385,542
RadioShack Corp.                                        51,537        1,355,938
Sears, Roebuck and Co.                                  94,046        3,163,707
Staples Inc.                                1          148,902        2,732,352
Starbucks Corp.                             1          119,425        2,928,301
Target Corp.                                           278,589       10,541,808
Tiffany & Co.                                           44,412        1,451,384
TJX Companies Inc.                                     156,322        2,945,106
Toys R Us Inc.                              1           65,090          788,891
Walgreen Co.                                           313,507        9,436,561
Wal-Mart Stores Inc.                                 1,339,656       71,899,338
Wendy's International Inc.                              34,804        1,008,272
Yum! Brands Inc.                            1           89,575        2,647,837
                                                                 --------------
                                                                    204,627,632
                                                                 --------------
Semiconductors--3.15%
Advanced Micro Devices Inc.                 1          105,623          677,043
Altera Corp.                                1          117,071        1,919,964
Analog Devices Inc.                         1          111,726        3,890,299
Applied Materials Inc.                      1          506,961        8,040,401
Applied Micro Circuits Corp.                1           92,844          561,706
Broadcom Corp. Class A                      1           85,644        2,133,392
Intel Corp.                                          1,999,021       41,547,652
KLA-Tencor Corp.                            1           58,197        2,705,579
Linear Technology Corp.                                 95,716        3,083,012
LSI Logic Corp.                             1          114,644          811,680
Maxim Integrated Products Inc.                          99,292        3,394,793

June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio
-------------------------------------------------------------------------------
Security                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Micron Technology Inc.                      1          186,110   $    2,164,459
National Semiconductor Corp.                1           55,765        1,099,686
Novellus Systems Inc.                       1           45,831        1,678,377
NVIDIA Corp.                                1           48,617        1,118,677
PMC-Sierra Inc.                             1           51,603          605,303
QLogic Corp.                                1           28,713        1,387,699
Teradyne Inc.                               1           56,517          978,309
Texas Instruments Inc.                                 528,964        9,309,766
Xilinx Inc.                                 1          103,178        2,611,435
                                                                 --------------
                                                                     89,719,232
                                                                 --------------
Software--5.30%
Adobe Systems Inc.                                      70,893        2,273,539
Autodesk Inc.                                           34,262          553,674
Automatic Data Processing Inc.                         183,030        6,197,396
BMC Software Inc.                           1           71,398        1,165,929
Citrix Systems Inc.                         1           50,701        1,032,272
Computer Associates International Inc.                 176,798        3,939,059
Compuware Corp.                             1          115,478          666,308
Electronic Arts Inc.                        1           44,530        3,294,775
First Data Corp.                                       228,881        9,484,829
Fiserv Inc.                                 1           59,072        2,103,554
IMS Health Inc.                                         74,512        1,340,471
Intuit Inc.                                 1           62,843        2,798,399
Mercury Interactive Corp.                   1           26,090        1,007,335
Microsoft Corp.                                      3,284,408       84,113,689
Novell Inc.                                 1          112,371          346,103
Oracle Corp.                                1        1,604,156       19,281,955
Parametric Technology Corp.                 1           80,582          245,775
PeopleSoft Inc.                             1           96,786        1,702,466
Siebel Systems Inc.                         1          149,663        1,427,785
Symantec Corp.                              1           45,164        1,980,893
Yahoo! Inc.                                 1          184,503        6,044,318
                                                                 --------------
                                                                    151,000,524
                                                                 --------------
Telecommunication Equipment--0.86%
ADC Telecommunications Inc.                 1          244,884          570,090
Andrew Corp.                                1           29,996          275,963
Avaya Inc.                                  1          116,495          752,558
CIENA Corp.                                 1          143,902          746,851
Comverse Technology Inc.                    1           57,503          864,270
JDS Uniphase Corp.                          1          437,232        1,534,684

Lucent Technologies Inc.                    1        1,265,077        2,568,106
Motorola Inc.                                          708,304        6,679,307
QUALCOMM Inc.                                          241,465        8,632,374
Scientific-Atlanta Inc.                                 45,695        1,089,369
Tellabs Inc.                                1          126,198          829,121
                                                                 --------------
                                                                     24,542,693
                                                                 --------------
Telecommunications--1.89%
AT&T Wireless Services Inc.                 1          829,479        6,810,023
Citizens Communications Co.                 1           86,627        1,116,622
Corning Inc.                                1          387,106        2,860,713
Nextel Communications Inc. Class A          1          314,443        5,685,129
Qwest Communications International Inc.     1          518,419        2,478,043
Sprint Corp. (PCS Group)                    1          312,903        1,799,192
Verizon Communications Inc.                            841,332       33,190,547
                                                                 --------------
                                                                     53,940,269
                                                                 --------------
Telephone--1.95%
Alltel Corp.                                            95,202        4,590,640
AT&T Corp.                                             240,476        4,629,163
BellSouth Corp.                                        565,095       15,048,480
CenturyTel Inc.                                         43,751        1,524,722
SBC Communications Inc.                              1,016,351       25,967,768
Sprint Corp. (FON Group)                               274,967        3,959,525
                                                                 --------------
                                                                     55,720,298
                                                                 --------------
Textiles--0.07%
Cintas Corp.                                            52,119        1,847,097
                                                                 --------------
                                                                      1,847,097
                                                                 --------------
Tobacco--1.08%
Altria Group Inc.                                      619,507       28,150,398
R.J. Reynolds Tobacco Holdings Inc.                     25,871          962,660
UST Inc.                                                51,124        1,790,874
                                                                 --------------
                                                                     30,903,932
                                                                 --------------
Toys/Games/Hobbies--0.12%
Hasbro Inc.                                             53,038          927,635
Mattel Inc.                                            134,459        2,543,964
                                                                 --------------
                                                                      3,471,599
                                                                 --------------
Transportation--1.39%
Burlington Northern Santa Fe Corp.                     114,098        3,244,947
CSX Corp.                                               65,329        1,965,750
FedEx Corp.                                             91,251        5,660,300
Norfolk Southern Corp.                                 119,193        2,288,506
Union Pacific Corp.                                     77,708        4,508,618
United Parcel Service Inc. Class B                     344,231       21,927,515

                                                                 --------------
                                                                     39,595,636
                                                                 --------------
Trucking & Leasing--0.02%
Ryder System Inc.                                       19,154          490,725
                                                                 --------------
                                                                        490,725
                                                                 --------------
TOTAL COMMON STOCKS
 (Cost: $2,840,355,304)                                           2,748,672,117
                                                                 --------------

184

Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio
-------------------------------------------------------------------------------
                                                     Shares or
Security                                             Principal            Value
-------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--8.41%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                       2      166,375,722   $  166,375,722
Barclays Global Investors Funds
 Prime Money Market Fund, Institutional
 Shares                                     2       24,246,059       24,246,059
BlackRock Temp Cash Money Market Fund       2        1,222,710        1,222,710
Short Term Investment Co.-- Liquid
 Assets Money Market Portfolio              2        6,357,794        6,357,794
Short Term Investment Co.-- Prime Money
 Market Portfolio, Institutional Shares     2        2,694,007        2,694,007
Abbey National Treasury Services PLC,
 Time Deposit
  1.38%, 07/01/03                           2   $    1,616,404        1,616,404
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04                           2        1,346,801        1,346,801
  1.17%, 08/15/03                           2        2,020,618        2,020,618
Canadian Imperial Bank of Commerce,
 Floating Rate Note
  1.07%, 10/30/03                           2        1,077,602        1,077,602
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04                           2        1,185,304        1,185,304
  1.31%, 05/24/04                           2        2,693,737        2,693,737
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04                           2        2,693,602        2,693,602

Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04                           2        1,347,003        1,347,003
HBOS Treasury Services PLC, Floating
 Rate Note
  1.27%, 06/24/04                           2        2,694,007        2,694,007
Holmes Financing PLC, Floating Rate Bond
  1.14%, 04/15/04                           2          538,801          538,801
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04                           2        1,346,936        1,346,936
  1.22%, 04/13/04                           2        1,346,936        1,346,936
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04                           2        1,346,734        1,346,734
  1.08%, 03/29/04                           2        1,347,003        1,347,003
  1.29%, 05/04/04                           2        1,346,936        1,346,936
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03                           2        2,693,872        2,693,872
U.S. Treasury Bill
  0.85%, 09/25/03                         3 4        9,450,000        9,430,627
White Pine Finance LLC, Floating Rate
 Note
  1.07%, 04/20/04                           2        1,347,003        1,347,003
  1.14%, 05/17/04                           2        1,616,404        1,616,404
                                                                 --------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $239,934,156)                                               239,932,622
                                                                 --------------

Security                                             Principal            Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.07%
-------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement,
 dated 06/30/03, due 07/01/03, with an
 effective yield of 1.30%.                  2   $    1,347,003   $    1,347,003
Merrill Lynch Government Securities Inc.
 Repurchase Agreement, dated 06/30/03,
  due 07/01/03, with an effective yield
  of 1.38%.                                 2          538,801          538,801
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $1,885,804)                                                   1,885,804
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES--104.89%
 (Cost $3,082,175,264)                                            2,990,490,543
Other Assets, Less Liabilities--(4.89%)                            (139,522,597)
                                                                 --------------
NET ASSETS--100.00%                                              $2,850,967,946
                                                                 ==============

Notes to the Schedule of Investments:
1 Non-income earning securities.
2 All or a portion of this security represents investments of securities lending collateral.
3 Yield to Maturity.
4 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.   185

Schedule of Investments
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
U.S. Equity Index
Master Portfolio                                                          Value
-------------------------------------------------------------------------------
MASTER PORTFOLIOS--100.00%
-------------------------------------------------------------------------------
Extended Index Master Portfolio                                  $   94,317,780
S&P 500 Index Master Portfolio                                      350,247,667
                                                                 --------------
TOTAL MASTER PORTFOLIOS                                             444,565,447
                                                                 --------------
TOTAL INVESTMENTS--100.00%                                          444,565,447
Other Assets Less
Liabilities--0.00%                                                      (14,118)
                                                                 --------------
NET ASSETS--100.00%                                              $  444,551,329
                                                                 ==============

   The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Security                                                     Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS--92.68%

ADVERTISING--0.46%
--------------------------------------------------------------------------------
ADVO Inc.                                      //(1)//        3,139      139,372
APAC Customer Services Inc.                    //(1)//        3,100        7,905
aQuantive, Inc.                                //(1)//        6,158       64,659
Catalina Marketing Corp.                       //(1)//        5,570       98,310
Donnelley (R.H.) Corp.                         //(1)//        3,278      119,549
Grey Global Group Inc.                                          100       77,251
ValueVision Media Inc. Class A                 //(1)//        3,082       42,008
--------------------------------------------------------------------------------
                                                                         549,054
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE--0.65%
--------------------------------------------------------------------------------
AAR Corp.                                                     4,463       31,509
Curtiss-Wright Corp.                                          1,329       83,993
DRS Technologies Inc.                          //(1)//        3,413       95,291
Ducommun Inc.                                  //(1)//        1,360       19,176
GenCorp. Inc.                                                 5,225       46,450
HEICO Corp.                                                   2,225       27,145
Integrated Defense Technologies Inc.           //(1)//        1,885       29,236
MTC Technologies Inc.                          //(1)//          946       22,193
Orbital Sciences Corp.                         //(1)//        6,936       50,633
Sequa Corp. Class A                            //(1)//          957       32,825
Teledyne Technologies Inc.                     //(1)//        4,472       58,583
Titan Corp. (The)                              //(1)//       12,037      123,861
United Industrial Corp.                                       1,686       27,482
Veridian Corp.                                 //(1)//        3,527      123,057
--------------------------------------------------------------------------------
                                                                         771,434
--------------------------------------------------------------------------------

AGRICULTURE--0.15%
--------------------------------------------------------------------------------
Delta & Pine Land Co.                                         5,679      124,824
DIMON Inc.                                                    4,995       35,764
Maui Land & Pineapple Co. Inc.                 //(1)//          400        8,992
Seminis Inc. Class A                           //(1)//        1,900        6,992
--------------------------------------------------------------------------------
                                                                         176,572
--------------------------------------------------------------------------------

AIRLINES--0.96%
--------------------------------------------------------------------------------
Airtran Holdings Inc.                          //(1)//        9,845      103,077
Alaska Air Group Inc.                          //(1)//        3,505       75,182
American West Holdings Corp. Class B           //(1)//        4,881       33,191
AMR Corp.                                      //(1)//       24,129      265,419
Atlantic Coast Airlines Holdings Inc.          //(1)//        6,368       85,904
Continental Airlines Inc. Class B              //(1)//       10,132      151,676
ExpressJet Holdings Inc.                       //(1)//        4,970       75,047
Frontier Airlines Inc.                         //(1)//        4,285       38,908
Mesa Air Group Inc.                            //(1)//        4,335       34,680
Mesaba Holdings Inc.                           //(1)//        1,200        7,404
Northwest Airlines Corp.                       //(1)//        9,254      104,478
SkyWest Inc.                                                  8,505      162,105
--------------------------------------------------------------------------------
                                                                       1,137,071
--------------------------------------------------------------------------------

APPAREL--0.60%
--------------------------------------------------------------------------------
Cherokee Inc.                                  //(1)//          842       16,857
Gymboree Corp.                                 //(1)//        4,240       71,147
K-Swiss Inc. Class A                                          1,931       66,658
OshKosh B'Gosh Inc. Class A                                   1,381       37,287
Oxford Industries Inc.                                        1,310       54,391

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Phillips-Van Heusen Corp.                                     3,859       52,598
Quiksilver Inc.                                //(1)//        7,951      131,112
Russell Corp.                                                 4,338       82,422
Skechers U.S.A. Inc. Class A                   //(1)//        2,780       20,572
Stride Rite Corp.                                             5,883       58,595
Unifi Inc.                                     //(1)//        8,618       53,432
Warnaco Group Inc. (The)                       //(1)//        4,963       66,752
--------------------------------------------------------------------------------
                                                                         711,823
--------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.42%
--------------------------------------------------------------------------------
A.S.V. Inc.                                    //(1)//          649        9,398
Aftermarket Technology Corp.                   //(1)//        2,080       21,861
CLARCOR Inc.                                                  3,658      141,016
Dura Automotive Systems Inc.                   //(1)//        2,372       23,269
Oshkosh Truck Corp.                                           2,088      123,860
Raytech Corp.                                  //(1)//        5,975       25,394
Smith (A.O.) Corp.                                            2,807       79,017
Wabash National Corp.                          //(1)//        4,831       67,779
--------------------------------------------------------------------------------
                                                                         491,594
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.66%
--------------------------------------------------------------------------------
Bandag Inc.                                                   1,953       72,788
Collins & Aikman Corp.                         //(1)//        2,548        7,517
Cooper Tire & Rubber Co.                                      9,456      166,331
Goodyear Tire & Rubber Co. (The)                             21,972      115,353
Modine Manufacturing Co.                                      4,665       90,361
Standard Motor Products Inc.                                    600        6,660
Strattec Security Corp.                        //(1)//          400       21,280
Superior Industries International Inc.                        3,148      131,272
Tenneco Automotive Inc.                        //(1)//        3,900       14,040
Tower Automotive Inc.                          //(1)//        7,100       25,986
Visteon Corp.                                                19,713      135,428
--------------------------------------------------------------------------------
                                                                         787,016
--------------------------------------------------------------------------------

BANKS--10.92%
--------------------------------------------------------------------------------
ABC Bancorp                                                   1,100       15,763
Alabama National Bancorp                                      1,561       75,677
Allegiant Bancorp Inc.                                        2,191       44,368
AMCORE Financial Inc.                                         3,391       78,942
American National Bankshares Inc.                             1,097       29,498
Anchor BanCorp Wisconsin Inc.                                 2,727       65,148
Arrow Financial Corp.                                         1,265       42,213
BancFirst Corp.                                                 514       26,656
BancTrust Financial Group Inc.                                1,716       27,559
Bank Mutual Corp.                                             1,977       64,252
Bank of Granite Corp.                                         1,614       27,519
Bank of the Ozarks Inc.                                         766       29,690
BankAtlantic Bancorp Inc. Class A                             6,313       75,062
BankUnited Financial Corp. Class A             //(1)//        4,319       87,028
Banner Corp.                                                  2,164       44,340
Bay View Capital Corp.                         //(1)//       10,760       62,193
Berkshire Hills Bancorp Inc.                                  1,293       36,721
Boston Private Financial Holdings Inc.                        3,512       74,033
Brookline Bancorp Inc.                                        8,453      118,342
Bryn Mawr Bank Corp.                                            400       14,828
BSB Bancorp Inc.                                              2,036       50,534
C&F Financial Corp.                                             249        9,773
Camco Financial Corp.                                           806       12,566
Camden National Corp.                                         1,177       32,367

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Capital City Bank Group Inc.                                  1,308       47,350
Capital Corporation of the West                //(1)//          451       11,437
Capitol Bancorp Ltd.                                          1,389       37,642
Cascade Bancorp                                               3,701       64,138
Cathay Bancorp Inc.                                           2,579      114,972
CB Bancshares Inc.                                            1,060       65,872
CCBT Financial Companies Inc.                                 2,177       52,009
Central Coast Bancorp                          //(1)//          687       11,521
Central Pacific Financial Corp.                               2,539       70,330
Century Bancorp Inc. Class A                                    370       11,019
CFS Bancorp Inc.                                              2,297       32,388
Charter Financial Corp.                                         400       11,300
Chemical Financial Corp.                                      3,032       90,354
Chittenden Corp.                                              5,616      153,598
Citizens Banking Corp.                                        6,073      162,574
Citizens First Bancorp Inc.                                   1,579       34,485
Citizens South Banking Corp.                                  1,282       16,974
City Bank                                                     2,273       61,507
City Holding Co.                                              2,708       79,263
CNB Financial Corp.                                             318       14,304
Coastal Bancorp Inc.                                            994       28,249
Coastal Financial Corp.                                       2,992       38,537
CoBiz Inc.                                                    1,537       20,811
Columbia Bancorp                                                818       19,632
Columbia Banking System Inc.                                  2,220       39,760
Commercial Capital Bancorp Inc.                //(1)//          716       10,991
Commercial Federal Corp.                                      7,762      164,554
Community Bank System Inc.                                    2,116       80,408
Community Banks Inc.                                          1,535       45,651
Community First Bankshares Inc.                               5,735      156,565
Community Trust Bancorp Inc.                                  1,681       43,941
Connecticut Bankshares Inc.                                   1,902       74,653
Corus Bankshares Inc.                                         1,563       75,696
CVB Financial Corp.                                           4,541       88,640
Dime Community Bancshares                                     3,166       80,575
East West Bancorp Inc.                                        3,412      123,310
Eastern Virginia Bankshares                                     977       22,422
ESB Financial Corp.                                             702        9,477
EverTrust Financial Group Inc.                                  636       14,622
F&M Bancorp                                                   2,188      107,912
Farmers Capital Bank Corp.                                    1,356       43,338
FFLC Bancorp Inc.                                               570       14,797
Fidelity Bankshares Inc.                                      2,912       64,938
Financial Institutions Inc.                                   1,343       31,560
First Bancorp North Carolina                                    944       24,459
First Bell Bancorp Inc.                                         556       14,267
First Busey Corp. Class A                                     1,211       29,355
First Charter Corp.                                           4,749       82,633
First Citizens Banc Corp.                                     1,076       27,922
First Citizens BancShares Inc. Class A                          920       92,773
First Commonwealth Financial Corp.                            9,245      119,815
First Community Bancorp                                       1,935       60,314
First Community Bancshares Inc.                               1,562       54,842
First Defiance Financial Corp.                                1,277       25,336
First Essex Bancorp Inc.                                      1,191       56,144
First Federal Capital Corp.                                   2,453       48,692
First Financial Bancorp                                       3,990       63,840
First Financial Bankshares Inc.                               1,854       62,035
First Financial Corp.                                           798       42,214

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

First Financial Holdings Inc.                                 1,961       53,025
First Indiana Corp.                                           1,331       22,787
First M&F Corp.                                                 614       20,090
First Merchants Corp.                                         1,841       44,755
First National Corp.                                            880       21,701
First Niagara Financial Group Inc.                           10,184      142,169
First Oak Brook Bancshares Class A                              839       27,679
First of Long Island Corp.                                    1,231       49,314
First Place Financial Corp.                                   1,991       34,484
First Republic Bank                            //(1)//        2,437       64,824
First Sentinel Bancorp Inc.                                   3,608       57,620
1st Source Corp.                                              2,220       41,203
First State Bancorp                                           1,283       35,295
FIRSTFED AMERICA BANCORP INC                                  1,344       46,368
FirstFed Financial Corp.                       //(1)//        2,495       88,049
Flagstar Bancorp Inc.                                         4,318      105,575
FloridaFirst Bancorp Inc.                                       537       12,813
Flushing Financial Corp.                                      1,618       35,871
FNB Corp.                                                       410       10,176
FNB Corp. - Virginia Shares                                     810       21,927
Franklin Financial Corp.                                        439       13,192
Frontier Financial Corp.                                      2,225       63,212
GA Financial Inc.                                             1,086       27,313
GB&T Bancshares Inc.                                            631       15,333
GBC Bancorp                                                   1,807       69,389
German American Bancorp                                       1,101       19,212
Glacier Bancorp Inc.                                          2,772       68,247
Gold Bancorp Inc.                                             5,239       55,062
Great Southern Bancorp Inc.                                     769       29,637
Greater Bay Bancorp                                           7,897      161,257
Greene County Bancshares Inc.                                   432        9,137
Hancock Holding Co.                                           2,062       97,038
Hanmi Financial Corp.                                           900       15,723
Harbor Florida Bancshares Inc.                                2,870       68,765
Harleysville National Corp.                                   2,650       71,709
Hawthorne Financial Corp.                      //(1)//        1,389       48,143
Heartland Financial USA Inc.                                  1,221       39,316
Heritage Commerce Corp.                        //(1)//          939       11,446
Heritage Financial Corp.                                        910       19,492
Hudson River Bancorp Inc.                                     2,613       72,955
Humboldt Bancorp                                              1,696       25,372
IBERIABANK Corp.                                              1,060       51,728
IBT Bancorp Inc.                                                431       21,546
Independent Bank Corp. (Massachusetts)                        1,600       36,144
Independent Bank Corp. (Michigan)                             2,688       69,055
Integra Bank Corp.                                            2,291       39,428
Interchange Financial Services Corp.                          1,296       25,428
International Bancshares Corp.                                    1           27
Irwin Financial Corp.                                         2,899       75,084
ITLA Capital Corp.                             //(1)//          500       20,215
Klamath First Bancorp Inc.                                    1,034       17,392
Lakeland Bancorp Inc.                                         1,610       25,728
Lakeland Financial Corp.                                        600       18,228
Local Financial Corp.                          //(1)//        2,360       34,078
LSB Bancshares Inc.                                             900       15,579
Macatawa Bank Corp.                                           1,179       28,402
MAF Bancorp Inc.                                              2,691       99,755
Main Street Banks Inc.                                        1,817       45,970
MainSource Financial Group Inc.                                 859       20,934

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Massbank Corp.                                                1,023       37,002
MB Financial Inc.                                             1,713       68,589
MBT Financial Corp.                                           1,478       25,865
Medallion Financial Corp.                                     1,381        9,681
Mercantile Bank Corp.                                           773       22,077
Merchants Bancshares Inc.                                       700       18,200
Mid-State Bancshares                                          3,036       59,961
Midwest Banc Holdings Inc.                                    1,900       36,898
MutualFirst Financial Inc.                                      624       14,570
Nara Bancorp Inc.                                             1,285       24,415
NASB Financial Inc.                                             464       13,456
National Bankshares Inc.                                        713       28,199
National Penn Bancshares Inc.                                 2,901       81,460
NBC Capital Corp.                                             1,178       29,803
NBT Bancorp Inc.                                              4,714       91,216
Net.B@nk Inc.                                                 7,907      104,056
Northern States Financial Corp.                                 639       18,346
Northwest Bancorp Inc.                                        1,511       24,176
OceanFirst Financial Corp.                                    2,196       53,648
Ocwen Financial Corp.                          //(1)//        5,681       25,792
Old Point Financial Corp.                                       581       17,029
Old Second Bancorp Inc.                                       1,109       47,521
Omega Financial Corp.                                         1,051       35,944
Oneida Financial Corp.                                          539       12,354
Oriental Financial Group Inc.                                 2,870       73,730
PAB Bankshares Inc.                                           1,359       17,653
Pacific Capital Bancorp                                       5,108      179,035
Pacific Northwest Bancorp                                     2,870       99,761
Pacific Union Bank                                            1,200       16,068
Parkvale Financial Corp.                                        728       17,894
Patriot Bank Corp.                                            1,054       18,961
Peapack-Gladstone Financial Corp.                               819       26,233
PennFed Financial Services Inc.                                 971       26,945
PennRock Financial Services Corp.                             1,021       27,577
Penns Woods Bancorp Inc.                                        288       12,128
Peoples Bancorp Inc.                                          1,604       40,533
Peoples Holding Co.                                             936       41,418
PFF Bancorp Inc.                                              2,106       81,397
Port Financial Corp.                                          1,016       54,742
PrivateBancorp Inc.                                           1,048       28,579
Prosperity Bancshares Inc.                                    1,493       28,740
Provident Bancorp Inc.                                          300        9,630
Provident Bankshares Corp.                                    3,922       99,658
Provident Financial Holdings Inc.                               352       10,328
Provident Financial Services Inc.                             6,957      132,531
Quaker City Bancorp Inc.                       //(1)//          884       36,288
R&G Financial Corp. Class B                                   2,810       83,457
Republic Bancorp Inc.                                         7,383       99,080
Republic Bancorp Inc. Class A                                 1,000       14,830
Republic Bancshares Inc.                                      1,546       38,665
Resource Bankshares Corp.                                       497       17,017
Riggs National Corp.                                          2,448       37,259
Royal Bancshares of Pennsylvania Class A                        636       13,579
S&T Bancorp Inc.                                              3,714      101,875
Sandy Spring Bancorp Inc.                                     2,419       76,440
Santander BanCorp                                             1,618       26,470
Seacoast Banking Corp. of Florida                             1,200       20,448
Second Bancorp Inc.                                           1,100       28,380
Shore Bancshares Inc.                                         1,015       31,211

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Silicon Valley Bancshares                      //(1)//        4,891      116,455
Simmons First National Corp. Class A                          1,740       34,817
Sound Federal Bancorp Inc.                                    1,579       21,617
SoundView Technology Group Inc.                //(1)//        1,168       11,820
South Financial Group Inc. (The)                              7,173      167,346
Southern Financial Bancorp Inc.                                 535       16,350
Southside Bancshares Inc.                                       845       15,159
Southwest Bancorp Inc.                                          961       26,341
Southwest Bancorp of Texas Inc.                //(1)//        4,759      154,715
St. Francis Capital Corp.                                       860       25,000
State Bancorp Inc.                                            1,241       24,288
State Financial Services Corp. Class A                          725       16,051
Staten Island Bancorp Inc.                                    8,203      159,794
Sterling Bancorp (New York)                                   2,192       61,135
Sterling Bancshares Inc.                                      5,895       77,107
Sterling Financial Corp. (Pennsylvania)                       2,592       60,264
Sterling Financial Corp. (Washington)          //(1)//        2,023       49,280
Suffolk Bancorp                                               1,359       43,760
Summit Bancshares Inc.                                        1,078       25,311
Sun Bancorp Inc. (New Jersey)                  //(1)//          615       12,238
Sun Bancorp Inc. (Pennsylvania)                                 949       19,151
Superior Financial Corp.                                      1,417       34,008
Susquehanna Bancshares Inc.                                   6,057      141,431
SY Bancorp Inc.                                               1,043       36,891
Texas Regional Bancshares Inc. Class A                        3,598      124,851
TierOne Corp.                                  //(1)//        3,093       60,221
Tompkins Trustco Inc.                                         1,211       54,071
TriCo Bancshares                                                936       23,802
Troy Financial Corp.                                          1,094       29,702
Trust Co. of New Jersey (The)                                 2,938       89,021
TrustCo Bank Corp. NY                                        10,228      113,326
UCBH Holdings Inc.                                            5,521      158,342
UMB Financial Corp.                                           2,398      101,675
Umpqua Holdings Corp.                                         4,724       89,709
Union Bankshares Corp.                                          988       27,931
United Community Banks Inc.                                   2,762       68,995
United Community Financial Corp.                              3,859       35,657
United National Bancorp                                       2,822       77,859
United Security Bancshares                                      891       19,370
United Security Bancshares Inc.                                 620       27,999
Unizan Financial Corp.                                        2,955       51,919
USB Holding Co. Inc.                                          2,010       35,677
Virginia Financial Group Inc.                                   800       22,400
W Holding Co. Inc.                                            6,642      112,383
Warwick Community Bancorp                                       701       20,504
Washington Trust Bancorp Inc.                                 1,936       44,509
Wayne Bancorp Inc.                                            1,180       35,978
Waypoint Financial Corp.                                      4,692       84,644
WesBanco Inc.                                                 2,640       64,152
West Bancorporation                                           1,549       27,619
West Coast Bancorp                                            2,031       36,964
Westcorp Inc.                                                 2,539       71,092
Western Sierra Bancorp                         //(1)//          336       11,179
Westfield Financial Inc.                                      1,265       23,795
Willow Grove Bancorp Inc.                                     1,451       24,623
Wintrust Financial Corp.                                      2,654       78,558
WSFS Financial Corp.                                          1,154       44,314
Yardville National Bancorp                                    1,724       33,618
--------------------------------------------------------------------------------
                                                                      12,920,771
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

BEVERAGES--0.13%
--------------------------------------------------------------------------------
Boston Beer Co. Inc. Class A                   //(1)//          900       12,960
Coca-Cola Bottling Co. Consolidated                             200       10,920
Farmer Brothers Co.                                             100       33,929
Peet's Coffee & Tea Inc.                       //(1)//        1,395       24,357
Robert Mondavi Corp. (The) Class A             //(1)//        1,265       32,017
Standard Commercial Corp.                                     2,394       40,698
--------------------------------------------------------------------------------
                                                                         154,881
--------------------------------------------------------------------------------

BIOTECHNOLOGY--1.37%
--------------------------------------------------------------------------------
ACLARA BioSciences Inc.                        //(1)//        1,711        7,238
Alexion Pharmaceuticals Inc.                   //(1)//        3,628       61,857
Applera Corp. - Celera Genomics Group          //(1)//       12,036      124,212
Arena Pharmaceuticals Inc.                     //(1)//        3,140       20,850
Ariad Pharmaceuticals Inc.                     //(1)//        5,247       23,559
Cambrex Corp.                                                 3,550       81,721
Ciphergen Biosystems Inc.                      //(1)//        3,171       32,503
CryoLife Inc.                                  //(1)//        2,699       27,935
CuraGen Corp.                                  //(1)//        6,877       38,167
deCODE genetics Inc.                           //(1)//        5,854       18,264
Diversa Corp.                                  //(1)//        4,661       45,818
Encysive Pharmaceuticals Inc.                  //(1)//        5,883       28,238
Exact Sciences Corp.                           //(1)//        2,283       25,022
Exelixis Inc.                                  //(1)//        7,180       49,829
Gene Logic Inc.                                //(1)//        5,345       31,910
Genencor International Inc.                    //(1)//        1,373       22,613
Immunomedics Inc.                              //(1)//        7,308       46,113
Incyte Corp.                                   //(1)//       11,372       52,766
Integra LifeSciences Holdings Corp.            //(1)//        3,323       87,661
Kosan Biosciences Inc.                         //(1)//        2,427       14,319
Lexicon Genetics Inc.                          //(1)//        5,155       34,590
Maxygen Inc.                                   //(1)//        4,470       49,036
Myriad Genetics Inc.                           //(1)//        4,419       60,143
Nektar Therapeutics                            //(1)//        8,888       82,036
Regeneration Technologies Inc.                 //(1)//        2,835       37,677
Regeneron Pharmaceuticals Inc.                 //(1)//        6,172       97,209
Repligen Corp.                                 //(1)//        2,828       14,649
Ribapharm Inc.                                 //(1)//        3,820       24,639
Savient Pharmaceuticals Inc.                   //(1)//        7,813       36,252
Seattle Genetics Inc.                          //(1)//        1,800        9,270
Sirna Therapeutics Inc.                        //(1)//          999        8,801
TECHNE Corp.                                   //(1)//        6,397      194,085
Telik Inc.                                     //(1)//        5,005       80,430
Third Wave Technologies Inc.                   //(1)//        1,446        6,507
Transkaryotic Therapies Inc.                   //(1)//        4,340       50,084
--------------------------------------------------------------------------------
                                                                       1,626,003
--------------------------------------------------------------------------------

BUILDING MATERIALS--0.82%
--------------------------------------------------------------------------------
Aaon Inc.                                      //(1)//        1,578       29,223
Apogee Enterprises Inc.                                       3,110       28,052
Centex Construction Products Inc.                             1,271       50,954
Ceradyne Inc.                                  //(1)//        1,119       20,959
Drew Industries Inc.                           //(1)//          727       13,231
ElkCorp                                                       3,652       82,170
Genlyte Group Inc. (The)                       //(1)//        2,090       73,087
Integrated Electrical Services Inc.            //(1)//        4,816       34,916
Lennox International Inc.                                     6,706       86,306
LSI Industries Inc.                                           1,420       15,762

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Lydall Inc.                                    //(1)//        2,328       24,910
Mestek Inc.                                    //(1)//          400        7,200
NCI Building Systems Inc.                      //(1)//        2,875       48,012
Simpson Manufacturing Co. Inc.                 //(1)//        2,385       87,291
Texas Industries Inc.                                         3,909       93,034
Trex Co. Inc.                                  //(1)//        1,145       44,941
USG Corp.                                      //(1)//        5,453      103,607
York International Corp.                                      5,525      129,285
--------------------------------------------------------------------------------
                                                                         972,940
--------------------------------------------------------------------------------

CHEMICALS--2.17%
--------------------------------------------------------------------------------
Aceto Corp.                                                   1,308       24,329
Albemarle Corp.                                               4,576      127,991
Arch Chemicals Inc.                                           3,407       65,074
Cabot Microelectronics Corp.                   //(1)//        2,952      148,987
Calgon Carbon Corp.                                           3,800       21,850
Crompton Corp.                                               16,885      119,039
Ethyl Corp.                                    //(1)//        2,270       22,586
Ferro Corp.                                                   4,961      111,771
Fuller (H.B.) Co.                                             4,299       94,664
Georgia Gulf Corp.                                            3,996       79,121
Grace (W.R.) & Co.                             //(1)//        8,343       36,793
Great Lakes Chemical Corp.                                    6,002      122,441
Gundle/Slt Environmental Inc.                  //(1)//        1,011       13,770
Hercules Inc.                                  //(1)//       12,999      128,690
IMC Global Inc.                                              14,935      100,214
MacDermid Inc.                                                4,266      112,196
Millennium Chemicals Inc.                                     9,679       92,047
Minerals Technologies Inc.                                    2,805      136,491
Myers Industries Inc.                                         1,900       18,050
NL Industries Inc.                                            1,021       17,357
Octel Corp.                                                   1,180       16,402
Olin Corp.                                                    7,895      135,004
OM Group Inc.                                                 4,395       64,738
OMNOVA Solutions Inc.                          //(1)//        4,540       18,342
PolyOne Corp.                                                11,691       52,025
Quaker Chemical Corp.                                         1,170       29,308
Raven Industries Inc.                                           579       11,534
Rogers Corp.                                   //(1)//        2,574       85,714
Schulman (A.) Inc.                                            3,900       62,634
Solutia Inc.                                                 11,900       25,942
Spartech Corp.                                                3,520       74,659
Stepan Co.                                                      980       22,148
SurModics Inc.                                 //(1)//        1,931       58,895
Symyx Technologies Inc.                        //(1)//        4,670       76,214
Valhi Inc.                                                    2,738       26,340
Vertex Pharmaceuticals Inc.                    //(1)//       11,244      164,162
Wellman Inc.                                                  4,692       52,550
--------------------------------------------------------------------------------
                                                                       2,570,072
--------------------------------------------------------------------------------

COAL--0.13%
--------------------------------------------------------------------------------
Massey Energy Co.                                            10,571      139,009
Westmoreland Coal Co.                          //(1)//          789       14,352
--------------------------------------------------------------------------------
                                                                         153,361
--------------------------------------------------------------------------------

COMMERCIAL SERVICES--4.29%
--------------------------------------------------------------------------------
Aaron Rents Inc.                                              2,176       56,141
ABM Industries Inc.                                           5,793       89,212
Actuant Corp. Class A                          //(1)//        1,496       70,791

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Administaff Inc.                               //(1)//        3,006       30,962
Advisory Board Co. (The)                       //(1)//        1,337       54,175
Albany Molecular Research Inc.                 //(1)//        3,490       52,699
Alderwoods Group Inc.                          //(1)//        5,000       27,300
AMN Healthcare Services Inc.                   //(1)//        2,570       32,639
Arbitron Inc.                                  //(1)//        4,462      159,293
Armor Holdings Inc.                            //(1)//        4,136       55,422
Atrix Laboratories Inc.                        //(1)//        3,978       87,476
Bankrate Inc.                                  //(1)//        1,694       20,531
Blue Rhino Corp.                               //(1)//        1,605       19,244
Bowne & Co. Inc.                                              5,204       67,808
Bright Horizons Family Solutions Inc.          //(1)//        1,437       48,226
Brink's Co. (The)                                             8,008      116,677
CDI Corp.                                      //(1)//        2,211       57,398
Central Parking Corp.                                         3,979       49,180
Charles River Associates Inc.                  //(1)//          800       22,616
Clark Inc.                                     //(1)//        2,738       32,719
Clean Harbors Inc.                             //(1)//          938        8,939
Coinstar Inc.                                  //(1)//        3,533       66,632
Consolidated Graphics Inc.                     //(1)//        2,467       56,445
Cornell Cos Inc.                               //(1)//        2,148       32,521
CorVel Corp.                                   //(1)//        1,249       44,964
CoStar Group Inc.                              //(1)//        2,216       66,170
CPI Corp.                                                     1,330       23,474
Cross Country Healthcare Inc.                  //(1)//        4,135       54,541
Electro Rent Corp.                             //(1)//        1,700       18,326
Euronet Worldwide Inc.                         //(1)//        2,828       30,571
Exult Inc.                                     //(1)//        7,455       63,889
First Consulting Group Inc.                    //(1)//        2,000        9,340
FTI Consulting Inc.                            //(1)//        6,014      150,170
Gartner Inc. Class A                           //(1)//       12,405       94,030
Gevity HR Inc.                                                1,718       20,307
GSI Commerce Inc.                              //(1)//        3,252       21,723
Harris Interactive Inc.                        //(1)//        6,308       41,570
Healthcare Services Group Inc.                 //(1)//        1,000       14,130
Heidrick & Struggles International Inc.        //(1)//        3,610       45,558
Horizon Offshore Inc.                          //(1)//        2,566       12,779
Hudson Highland Group Inc.                     //(1)//        1,056       20,075
iDine Rewards Network Inc.                     //(1)//        3,736       51,333
Insurance Auto Auctions Inc.                   //(1)//        2,227       27,971
iPayment Holdings Inc.                         //(1)//          908       21,674
j2 Global Communications Inc.                  //(1)//        1,328       61,061
Kelly Services Inc. Class A                                   3,016       70,725
Korn/Ferry International                       //(1)//        7,270       58,887
Kroll Inc.                                     //(1)//        5,289      143,120
Labor Ready Inc.                               //(1)//        5,795       41,550
Landauer Inc.                                                 1,670       69,856
Learning Tree International Inc.               //(1)//        2,185       34,152
LendingTree Inc.                               //(1)//        2,722       66,635
Mail-Well Inc.                                 //(1)//        2,600        6,552
MAXIMUS Inc.                                   //(1)//        2,725       75,292
McGrath Rentcorp                                              1,200       32,088
Medical Staffing Network Holdings Inc.         //(1)//          800        5,600
MedQuist Inc.                                  //(1)//        2,339       47,341
Midas Inc.                                     //(1)//        2,481       30,070
Mobile Mini Inc.                               //(1)//        2,277       37,183
Monro Muffler Brake Inc.                       //(1)//        1,083       30,606
MPS Group Inc.                                 //(1)//       14,302       98,398
Navigant Consulting Co.                        //(1)//        6,447       76,397

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

NetRatings Inc.                                //(1)//        1,100       10,054
PDI Inc.                                       //(1)//        1,560       15,850
Petroleum Helicopters Inc.                     //(1)//        1,316       41,520
Pharmacopeia Inc.                              //(1)//        3,636       29,997
Plexus Corp.                                   //(1)//        7,158       82,532
Pre-Paid Legal Services Inc.                   //(1)//        2,394       58,725
PRG-Schultz International Inc.                 //(1)//        4,903       28,928
Princeton Review Inc. (The)                    //(1)//        1,700       10,030
Quanta Services Inc.                           //(1)//       11,634       82,601
Rent-Way Inc.                                  //(1)//        2,700       12,555
Resources Connection Inc.                      //(1)//        3,063       73,083
Right Management Consultants Inc.              //(1)//        1,988       25,148
Rollins Inc.                                                  3,696       69,670
Roper Industries Inc.                                         4,424      164,573
Roto-Rooter Inc.                                              1,592       60,719
SFBC International Inc.                        //(1)//          891       16,127
SM&A                                           //(1)//        2,502       28,273
Sotheby's Holdings Inc. Class A                //(1)//        7,635       56,804
SOURCECORP Inc.                                //(1)//        2,270       49,032
Spherion Corp.                                 //(1)//        9,345       64,948
SPS Technologies Inc.                          //(1)//        1,876       50,727
Stewart Enterprises Inc. Class A               //(1)//       13,339       57,358
Strayer Education Inc.                                        1,498      119,016
Sylvan Learning Systems Inc.                   //(1)//        5,741      131,124
TeleTech Holdings Inc.                         //(1)//        4,280       18,104
Trimeris Inc.                                  //(1)//        2,184       99,765
Tyler Technologies Inc.                        //(1)//        3,400       14,450
United Rentals Inc.                            //(1)//        7,884      109,509
URS Corp.                                      //(1)//        3,149       61,280
Volt Information Sciences Inc.                 //(1)//        1,513       20,652
Wackenhut Corrections Corp.                    //(1)//        2,142       29,367
Watson Wyatt & Co. Holdings                    //(1)//        4,945      114,625
Whitman Education Group Inc.                   //(1)//        1,432       21,981
Wireless Facilities Inc.                       //(1)//        4,967       59,107
World Fuel Services Corp.                                     2,389       58,746
--------------------------------------------------------------------------------
                                                                       5,080,134
--------------------------------------------------------------------------------

COMPUTERS--5.25%
--------------------------------------------------------------------------------
ActivCard Corp.                                //(1)//        4,906       46,116
Activision Inc.                                //(1)//       12,936      167,133
Advanced Digital Information Corp.             //(1)//        9,928       99,181
Advent Software Inc.                           //(1)//        4,730       79,984
Agile Software Corp.                           //(1)//        6,561       63,314
ANSYS Inc.                                     //(1)//        2,352       73,147
Anteon International Corp.                     //(1)//        2,689       75,050
Ask Jeeves Inc.                                //(1)//        5,543       76,216
Aspen Technology Inc.                          //(1)//        5,650       27,120
autobytel.com Inc.                             //(1)//        3,701       23,094
BARRA Inc.                                     //(1)//        2,298       82,039
Black Box Corp.                                               2,899      104,944
CACI International Inc. Class A                //(1)//        4,185      143,545
CCC Information Services Group Inc.            //(1)//        2,379       34,495
CIBER Inc.                                     //(1)//        8,477       59,509
Computer Network Technology Corp.              //(1)//        3,921       31,760
Concur Technologies Inc.                       //(1)//        3,792       38,185
Concurrent Computer Corp.                      //(1)//        6,000       17,520
Cray Inc.                                      //(1)//        9,831       77,665
CyberGuard Corp.                               //(1)//        1,753       12,446
Datastream Systems Inc.                        //(1)//        2,000       21,180

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Dendrite International Inc.                    //(1)//        4,945       63,692
Digimarc Corp.                                 //(1)//        1,778       27,915
Digital River Inc.                             //(1)//        4,571       88,220
Digitas Inc.                                   //(1)//        1,822        9,037
Dot Hill Systems Corp.                         //(1)//        4,197       54,981
Drexler Technology Corp.                       //(1)//        1,665       25,807
DSP Group Inc.                                 //(1)//        4,391       94,538
E.piphany Inc.                                 //(1)//       11,261       57,544
Echelon Corp.                                  //(1)//        4,544       62,571
Eclipsys Corp.                                 //(1)//        5,512       57,545
eCollege.com Inc.                              //(1)//        1,728       19,837
Electronics For Imaging Inc.                   //(1)//        7,833      158,932
Enterasys Networks Inc.                        //(1)//       29,543       89,515
Entrust Inc.                                   //(1)//        5,530       16,258
Epicor Software Corp.                          //(1)//        5,584       33,448
Extreme Networks Inc.                          //(1)//       15,714       83,284
FalconStor Software Inc.                       //(1)//        4,120       27,563
Fidelity National Information
   Solutions Inc.                              //(1)//        2,567       66,947
Gateway Inc.                                   //(1)//       31,585      115,285
Group 1 Software Inc.                          //(1)//        1,197       22,109
Hypercom Corp.                                 //(1)//        5,304       22,012
Hyperion Solutions Corp.                       //(1)//        5,437      183,553
IDX Systems Corp.                              //(1)//        2,937       45,582
iGATE Corp.                                    //(1)//        2,200        7,634
InFocus Corp.                                  //(1)//        6,267       29,580
infoUSA Inc.                                   //(1)//        3,195       25,879
Integral Systems Inc.                          //(1)//        1,527       30,357
InterCept Inc.                                 //(1)//        3,023       25,272
Intergraph Corp.                               //(1)//        7,409      159,293
Internet Security Systems Inc.                 //(1)//        5,956       86,302
Interwoven Inc.                                //(1)//       10,500       23,310
Iomega Corp.                                   //(1)//        8,106       85,924
Keynote Systems Inc.                           //(1)//        3,518       36,869
Komag Inc.                                     //(1)//        3,220       38,093
Kronos Inc.                                    //(1)//        3,141      159,594
Lexar Media Inc.                               //(1)//        8,350       79,659
Lionbridge Technologies Inc.                   //(1)//        2,828       14,395
LookSmart Ltd.                                 //(1)//        7,000       19,810
Manhattan Associates Inc.                      //(1)//        3,550       92,193
MAPICS Inc.                                    //(1)//        1,600       13,120
Mentor Graphics Corp.                          //(1)//       10,348      149,839
MICROS Systems Inc.                            //(1)//        2,627       86,638
Midway Games Inc.                              //(1)//        3,758       13,642
Mobius Management Systems Inc.                 //(1)//          967        7,223
MSC.Software Corp.                             //(1)//        5,049       34,030
MTS Systems Corp.                                             2,550       37,587
Neoware Systems Inc.                           //(1)//        2,280       34,975
NetScout Systems Inc.                          //(1)//        1,970       10,579
Network Equipment Technologies Inc.            //(1)//        3,510       29,554
Nuance Communications Inc.                     //(1)//        4,790       25,866
NYFIX Inc.                                     //(1)//        4,151       26,359
Overland Storage Inc.                          //(1)//        1,134       23,066
Packeteer Inc.                                 //(1)//        4,484       69,816
Palm Inc.                                      //(1)//        5,344       86,947
PC-Tel Inc.                                    //(1)//        3,702       43,906
PEC Solutions Inc.                             //(1)//        1,743       28,062
Pegasus Solutions Inc.                         //(1)//        4,837       78,601
Pemstar Inc.                                   //(1)//        3,125       13,094
Perot Systems Corp. Class A                    //(1)//       10,600      120,416

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Planar Systems Inc.                            //(1)//        2,720       53,203
Progress Software Corp.                        //(1)//        4,516       93,617
QAD Inc.                                       //(1)//        1,570       11,649
Quantum Corp.                                  //(1)//       20,843       84,414
Quest Software Inc.                            //(1)//        6,334       75,375
Radiant Systems Inc.                           //(1)//        2,120       14,289
RadiSys Corp.                                  //(1)//        2,596       34,267
Rainbow Technologies Inc.                      //(1)//        3,449       29,006
Redback Networks Inc.                          //(1)//       13,400       12,060
Retek Inc.                                     //(1)//        8,196       52,454
Riverstone Networks Inc.                       //(1)//       12,100       14,278
RSA Security Inc.                              //(1)//        8,683       93,342
Safeguard Scientifics Inc.                     //(1)//       12,260       33,102
SafeNet Inc.                                   //(1)//        1,318       36,878
Sanchez Computer Associates Inc.               //(1)//        2,000       10,400
Sapient Corp.                                  //(1)//        8,000       22,160
ScanSoft Inc.                                  //(1)//        8,701       47,246
ScanSource Inc.                                //(1)//        1,837       49,140
Secure Computing Corp.                         //(1)//        4,937       43,100
Sigma Designs Inc.                             //(1)//        2,554       27,736
Silicon Graphics Inc.                          //(1)//       19,000       21,660
Silicon Storage Technology Inc.                //(1)//       11,626       48,713
Sonic Solutions Inc.                           //(1)//        1,797       15,490
SonicWALL Inc.                                 //(1)//        7,882       37,834
SRA International Inc. Class A                 //(1)//        1,227       39,264
SS&C Technologies Inc.                         //(1)//          900       14,355
StorageNetworks Inc.                           //(1)//        6,700        9,313
Stratasys Inc.                                 //(1)//          727       25,569
Sykes Enterprises Inc.                         //(1)//        2,200       10,758
Synaptics Inc.                                 //(1)//        2,506       33,731
Syntel Inc.                                    //(1)//          800       12,584
Systems & Computer Technology Corp.            //(1)//        4,906       44,154
Take-Two Interactive Software Inc.             //(1)//        6,182      175,198
Tellium Inc.                                   //(1)//        8,500        7,480
THQ Inc.                                       //(1)//        6,062      109,116
Tier Technologies Inc. Class B                 //(1)//        1,800       13,950
Transaction Systems Architects Inc. Class A    //(1)//        4,955       44,397
TTM Technologies Inc.                          //(1)//        1,980        9,286
Turnstone Systems Inc.                         //(1)//        3,920        9,839
Verity Inc.                                    //(1)//        3,540       44,816
WatchGuard Technologies Inc.                   //(1)//        3,639       16,739
--------------------------------------------------------------------------------
                                                                       6,209,264
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.05%
--------------------------------------------------------------------------------
Chattem Inc.                                   //(1)//        1,762       33,126
Elizabeth Arden Inc.                           //(1)//        1,860       24,496
Revlon Inc. Class A                            //(1)//        1,800        5,400
--------------------------------------------------------------------------------
                                                                          63,022
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.68%
--------------------------------------------------------------------------------
Advanced Energy Industries Inc.                //(1)//        2,827       40,285
Advanced Marketing Services Inc.                              2,495       32,435
Aviall Inc.                                    //(1)//        2,862       32,541
Building Materials Holdings Corp.                             1,811       26,821
Central European Distribution Corp.            //(1)//          762       15,347
Handleman Co.                                  //(1)//        4,141       66,256
Hughes Supply Inc.                                            3,738      129,709
Keystone Automotive Industries Inc.            //(1)//        1,100       20,086
Owens & Minor Inc.                                            5,295      118,343

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

SCP Pool Corp.                                 //(1)//        2,963      101,927
United Stationers Inc.                         //(1)//        4,623      167,214
Watsco Inc.                                                   2,656       43,983
WESCO International Inc.                       //(1)//        1,750       10,500
--------------------------------------------------------------------------------
                                                                         805,447
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--1.62%
--------------------------------------------------------------------------------
Accredited Home Lenders Holding Co.            //(1)//        1,447       28,390
Advanta Corp. Class B                                         2,800       28,168
Affiliated Managers Group Inc.                 //(1)//        3,179      193,760
American Home Mortgage Holdings Inc.                          1,712       33,521
Century Business Services Inc.                 //(1)//        8,130       26,422
Charter Municipal Mortgage Acceptance Co.                     5,656      107,521
CompuCredit Corp.                              //(1)//        2,794       33,947
Credit Acceptance Corp.                        //(1)//        1,600       16,144
Digital Insight Corp.                          //(1)//        4,617       87,954
DVI Inc.                                       //(1)//        2,326       10,862
E-LOAN Inc.                                    //(1)//        7,079       41,271
Federal Agricultural Mortgage Corp.            //(1)//        1,674       37,414
Financial Federal Corp.                        //(1)//        2,709       66,100
First Albany Companies Inc.                                     800        9,944
Forrester Research Inc.                        //(1)//        2,359       38,593
Gabelli Asset Management Inc. Class A          //(1)//        1,062       38,338
Gladstone Capital Corp.                                       1,508       31,110
Investment Technology Group Inc.               //(1)//        7,210      134,106
Knight Trading Group Inc.                      //(1)//       11,510       71,592
MCG Capital Corp.                                             3,527       51,141
MemberWorks Inc.                               //(1)//        1,300       25,675
Metris Companies Inc.                                         4,782       26,540
National Processing Inc.                       //(1)//        1,024       16,466
NCO Group Inc.                                 //(1)//        3,398       60,858
New Century Financial Corp.                                   2,720      118,728
Phoenix Companies Inc.                                       14,675      132,515
Portfolio Recovery Associates Inc.             //(1)//        1,649       51,432
Resource America Inc. Class A                                 1,820       18,837
S1 Corp.                                       //(1)//       10,113       40,857
Saxon Capital Inc.                             //(1)//        3,923       68,182
Seacoast Financial Services Corp.                             3,287       65,083
StarTek Inc.                                   //(1)//        2,132       56,072
SWS Group Inc.                                                2,802       56,460
WFS Financial Inc.                             //(1)//        1,690       56,632
World Acceptance Corp.                         //(1)//        2,183       35,539
--------------------------------------------------------------------------------
                                                                       1,916,174
--------------------------------------------------------------------------------

ELECTRIC--1.65%
--------------------------------------------------------------------------------
Allegheny Energy Inc.                                        17,334      146,472
Avista Corp.                                                  7,844      110,993
Black Hills Corp.                                             4,773      146,531
Central Vermont Public Service Corp.                          1,893       37,008
CH Energy Group Inc.                                          2,626      118,170
Cleco Corp.                                                   7,801      135,113
CMS Energy Corp.                                             20,057      162,462
El Paso Electric Co.                           //(1)//        7,346       90,576
Empire District Electric Co. (The)                            3,169       68,926
IDACORP Inc.                                                  5,877      154,271
MGE Energy Inc.                                               2,052       64,392
Otter Tail Corp.                                              3,692       99,610
Plug Power Inc.                                //(1)//        3,974       18,559
PNM Resources Inc.                                            5,935      158,761

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Sierra Pacific Resources                       //(1)//       18,115      107,603
UIL Holdings Corp.                                            2,234       90,589
UniSource Energy Corp.                                        4,170       78,396
Westar Energy Inc.                                           10,219      165,854
--------------------------------------------------------------------------------
                                                                       1,954,286
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.26%
--------------------------------------------------------------------------------
C&D Technologies Inc.                                         3,814       54,769
Encore Wire Corp.                              //(1)//        1,400       13,300
GrafTech International Ltd.                    //(1)//        8,387       45,709
Medis Technologies Ltd.                        //(1)//        1,791       12,770
Power-One Inc.                                 //(1)//        9,859       70,492
Wilson Greatbatch Technologies Inc.            //(1)//        3,047      109,997
--------------------------------------------------------------------------------
                                                                         307,037
--------------------------------------------------------------------------------

ELECTRONICS--4.25%
--------------------------------------------------------------------------------
Actel Corp.                                    //(1)//        3,844       78,802
Aeroflex Inc.                                  //(1)//        9,753       75,488
Analogic Corp.                                                  980       47,785
Artesyn Technologies Inc.                      //(1)//        4,625       25,946
Artisan Components Inc.                        //(1)//        2,853       64,506
ATMI Inc.                                      //(1)//        4,751      118,632
Barnes Group Inc.                                             1,837       39,973
Bel Fuse Inc. Class B                                         1,602       36,686
Belden Inc.                                                   4,310       68,486
Benchmark Electronics Inc.                     //(1)//        3,667      112,797
Brady Corp. Class A                                           3,365      112,223
Cable Design Technologies Corp.                //(1)//        7,006       50,093
Checkpoint Systems Inc.                        //(1)//        5,304       75,052
Coherent Inc.                                  //(1)//        5,336      127,690
Concord Camera Corp.                           //(1)//        2,600       18,434
CTS Corp.                                                     5,178       54,110
Cubic Corp.                                                   2,257       50,151
Cymer Inc.                                     //(1)//        5,139      162,187
Daktronics Inc.                                //(1)//        2,127       34,776
Diodes Inc.                                    //(1)//          424        8,124
Dionex Corp.                                   //(1)//        2,468       98,103
DuPont Photomasks Inc.                         //(1)//        2,173       40,918
EDO Corp.                                                     2,089       36,975
Electro Scientific Industries Inc.             //(1)//        5,007       75,906
Emerson Radio Corp.                            //(1)//        2,017       13,554
Energy Conversion Devices Inc.                 //(1)//        2,084       18,964
ESS Technology Inc.                            //(1)//        4,451       43,397
Exar Corp.                                     //(1)//        5,834       92,352
Excel Technology Inc.                          //(1)//        1,100       25,113
Fargo Electronics                              //(1)//        1,634       15,899
FEI Co.                                        //(1)//        4,751       89,129
FuelCell Energy Inc.                           //(1)//        5,675       46,478
General Cable Corp.                                           3,730       20,142
Helix Technology Corp.                                        4,960       65,621
Herley Industries Inc.                         //(1)//        1,561       26,506
Hutchinson Technology Inc.                     //(1)//        3,771      124,028
II-VI Inc.                                     //(1)//        1,832       42,283
Innovex Inc.                                   //(1)//        2,226       22,483
InVision Technologies Inc.                     //(1)//        2,114       52,533
JNI Corp.                                      //(1)//        2,996       14,770
Keithley Instruments Inc.                                     2,104       30,403
KEMET Corp.                                    //(1)//       13,145      132,764
Lifeline Systems Inc.                          //(1)//          645       18,318

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Littelfuse Inc.                                //(1)//        3,703       82,799
Manufacturers Services Ltd.                    //(1)//        4,950       24,007
Mattson Technology Inc.                        //(1)//        2,400        7,416
Mercury Computer Systems Inc.                  //(1)//        3,533       64,159
Methode Electronics Inc. Class A                              5,873       63,135
Metrologic Instruments Inc.                    //(1)//          340       11,305
Micrel Inc.                                    //(1)//        8,079       83,941
Microsemi Corp.                                //(1)//        4,768       76,288
MKS Instruments Inc.                           //(1)//        4,006       72,388
Molecular Devices Corp.                        //(1)//        2,495       39,695
Moog Inc. Class A                              //(1)//        2,320       80,620
Nassda Corp.                                   //(1)//        1,985       15,324
Oak Technology Inc.                            //(1)//        8,133       50,506
OSI Systems Inc.                               //(1)//        1,963       31,526
Park Electrochemical Corp.                                    3,462       69,067
Photon Dynamics Inc.                           //(1)//        2,453       67,776
Photronics Inc.                                //(1)//        4,780       83,411
Pioneer-Standard Electronics Inc.                             3,945       33,454
Power Integrations Inc.                        //(1)//        3,857       93,802
Rayovac Corp.                                  //(1)//        5,412       70,085
REMEC Inc.                                     //(1)//        8,815       61,352
Research Frontiers Inc.                        //(1)//        1,736       24,304
Richardson Electronics Ltd.                                     770        6,237
Rofin-Sinar Technologies Inc.                  //(1)//        1,336       18,784
Rudolph Technologies Inc.                      //(1)//        1,786       28,505
SBS Technologies Inc.                          //(1)//        2,278       22,395
Semtech Corp.                                  //(1)//        8,571      122,051
Silicon Image Inc.                             //(1)//       10,546       58,847
Siliconix Inc.                                 //(1)//        1,492       53,861
Sipex Corp.                                    //(1)//        2,500       12,250
Stoneridge Inc.                                //(1)//        2,142       29,238
Supertex Inc.                                  //(1)//        1,734       31,854
Sypris Solutions Inc.                                           500        5,165
Technitrol Inc.                                //(1)//        6,589       99,164
Thomas & Betts Corp.                           //(1)//        6,999      101,136
Three-Five Systems Inc.                        //(1)//        3,484       24,040
Trimble Navigation Ltd.                        //(1)//        4,791      109,858
Triumph Group Inc.                             //(1)//        2,533       71,355
Universal Display Corp.                        //(1)//        3,216       28,687
Universal Electronics Inc.                     //(1)//        2,320       29,418
Varian Inc.                                    //(1)//        4,534      157,194
Vicor Corp.                                    //(1)//        2,300       22,080
Watts Industries Inc. Class A                                 2,334       41,662
Woodhead Industries Inc.                                      1,200       15,024
Woodward Governor Co.                                         1,621       69,703
Xicor Inc.                                     //(1)//        3,684       23,099
X-Rite Inc.                                                   2,385       23,635
Zoran Corp.                                    //(1)//        4,359       83,736
Zygo Corp.                                     //(1)//        2,576       20,608
--------------------------------------------------------------------------------
                                                                       5,024,526
--------------------------------------------------------------------------------

ENERGY & RELATED--0.08%
--------------------------------------------------------------------------------
Headwaters Inc.                                //(1)//        4,400       64,636
KCS Energy Inc.                                //(1)//        5,351       28,842
--------------------------------------------------------------------------------
                                                                          93,478
--------------------------------------------------------------------------------

ENERGY - ALTERNATE SOURCES--0.01%
--------------------------------------------------------------------------------
KFx Inc.                                       //(1)//        3,030       11,756
--------------------------------------------------------------------------------
                                                                          11,756
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.25%
--------------------------------------------------------------------------------
EMCOR Group Inc.                               //(1)//        2,100      103,656
Granite Construction Inc.                                     5,080       97,333
Perini Corp.                                   //(1)//        1,611       12,807
Washington Group International Inc.            //(1)//        3,610       79,276
--------------------------------------------------------------------------------
                                                                         293,072
--------------------------------------------------------------------------------

ENTERTAINMENT--1.15%
--------------------------------------------------------------------------------
Alliance Gaming Corp.                          //(1)//        7,473      141,314
AMC Entertainment Inc.                         //(1)//        5,648       64,613
Ameristar Casinos Inc.                         //(1)//        1,554       33,178
Argosy Gaming Co.                              //(1)//        3,754       78,496
Churchill Downs Inc.                                            983       37,659
Dover Downs Gaming & Entertainment Inc.                       1,261       11,664
Dover Motorsports Inc.                                        1,230        5,043
4Kids Entertainment Inc.                       //(1)//        1,945       36,177
Gaylord Entertainment Co.                      //(1)//        2,949       57,712
Hollywood Entertainment Corp.                  //(1)//        7,738      133,094
Isle of Capri Casinos Inc.                     //(1)//        1,800       29,754
Macrovision Corp.                              //(1)//        6,701      133,484
Magna Entertainment Corp. Class A              //(1)//        5,610       28,050
Martha Stewart Living Omnimedia Inc. Class A   //(1)//        2,312       21,710
MTR Gaming Group Inc.                          //(1)//        2,745       21,191
NetFlix Inc.                                   //(1)//        1,642       41,953
Penn National Gaming Inc.                      //(1)//        4,382       90,050
Pinnacle Entertainment Inc.                    //(1)//        3,919       26,649
Scientific Games Corp. Class A                 //(1)//        7,348       69,071
Shuffle Master Inc.                            //(1)//        2,449       71,976
Six Flags Inc.                                 //(1)//       13,672       92,696
Speedway Motorsports Inc.                                     2,627       70,404
Vail Resorts Inc.                              //(1)//        2,922       39,359
World Wrestling Entertainment Inc.                            1,967       20,240
--------------------------------------------------------------------------------
                                                                       1,355,537
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.37%
--------------------------------------------------------------------------------
Casella Waste Systems Inc. Class A             //(1)//        2,973       26,846
Ionics Inc.                                    //(1)//        2,630       58,833
Mine Safety Appliances Co.                                    1,211       52,824
Tetra Tech Inc.                                //(1)//        7,632      130,736
TRC Companies Inc.                             //(1)//        1,931       28,502
Waste Connections Inc.                         //(1)//        3,940      138,097
--------------------------------------------------------------------------------
                                                                         435,838
--------------------------------------------------------------------------------

FOOD--2.20%
--------------------------------------------------------------------------------
American Italian Pasta Co. Class A             //(1)//        2,338       97,378
Arden Group Inc. Class A                       //(1)//          237       13,983
CEC Entertainment Inc.                         //(1)//        3,425      126,485
Chiquita Brands International Inc.             //(1)//        6,539       94,815
Corn Products International Inc.                              5,328      160,000
Flowers Foods Inc.                                            5,501      108,690
Great Atlantic & Pacific Tea Co.               //(1)//        3,140       27,632
Green Mountain Coffee Roasters Inc.            //(1)//          640       12,160
Hain Celestial Group Inc.                      //(1)//        3,634       58,108
Horizon Organic Holding Corp.                  //(1)//        1,332       31,742
IHOP Corp.                                                    3,200      101,024
Ingles Markets Inc. Class A                                   2,592       26,179
International Multifoods Corp.                 //(1)//        2,543       58,260
Interstate Bakeries Corp.                                     6,907       87,719

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

J&J Snack Foods Corp.                          //(1)//          863       27,297
Jack in the Box Inc.                           //(1)//        5,496      122,561
Lance Inc.                                                    3,817       34,849
Landry's Restaurants Inc.                                     3,492       82,411
Nash Finch Co.                                                1,857       30,919
P.F. Chang's China Bistro Inc.                 //(1)//        3,726      183,356
Panera Bread Co. Class A                       //(1)//        4,132      165,280
Papa John's International Inc.                 //(1)//        1,655       46,423
Pathmark Stores Inc.                           //(1)//        3,630       27,769
Pilgrim's Pride Corp. Class B                                 3,057       29,561
Ralcorp Holdings Inc.                          //(1)//        4,416      110,223
Rare Hospitality International Inc.            //(1)//        2,836       92,680
Riviana Foods Inc.                                              500       13,455
Ruddick Corp.                                                 5,203       81,791
Sanderson Farms Inc.                                            758       21,300
Sanfilippo (John B.) & Son Inc.                //(1)//          759       12,258
Sensient Technologies Corp.                                   6,388      146,860
Sonic Corp.                                    //(1)//        5,511      140,145
Tejon Ranch Co.                                //(1)//        1,421       42,772
United Natural Foods Inc.                      //(1)//        2,733       76,907
Weis Markets Inc.                                             2,164       67,127
Wild Oats Markets Inc.                         //(1)//        3,659       39,883
--------------------------------------------------------------------------------
                                                                       2,600,002
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.68%
--------------------------------------------------------------------------------
American Woodmark Corp.                                         714       33,244
Buckeye Technologies Inc.                      //(1)//        3,637       24,732
Caraustar Industries Inc.                      //(1)//        5,030       40,290
Chesapeake Corp.                                              2,811       61,420
Deltic Timber Corp.                                           2,168       61,680
Glatfelter Co.                                                3,992       58,882
Louisiana-Pacific Corp.                        //(1)//       15,996      173,397
Pope & Talbot Inc.                                            2,553       28,211
Potlatch Corp.                                                4,676      120,407
Rock-Tenn Co. Class A                                         3,370       57,121
Schweitzer-Mauduit International Inc.                         2,484       59,964
Universal Forest Products Inc.                                1,400       29,316
Wausau-Mosinee Paper Corp.                                    5,052       56,582
--------------------------------------------------------------------------------
                                                                         805,246
--------------------------------------------------------------------------------

GAS--0.19%
--------------------------------------------------------------------------------
EnergySouth Inc.                                                600       19,680
Laclede Group Inc. (The)                                      2,992       80,186
NUI Corp.                                                     2,850       44,232
Southwestern Energy Co.                        //(1)//        5,574       83,666
--------------------------------------------------------------------------------
                                                                         227,764
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.35%
--------------------------------------------------------------------------------
Baldor Electric Co.                                           4,481       92,309
Franklin Electric Co. Inc.                                      903       50,252
Kennametal Inc.                                               5,254      177,795
Milacron Inc.                                                 3,917       19,154
Powell Industries Inc.                         //(1)//          740       10,834
Regal-Beloit Corp.                                            3,577       68,321
--------------------------------------------------------------------------------
                                                                         418,665
--------------------------------------------------------------------------------

HEALTH CARE--5.57%
--------------------------------------------------------------------------------
Accredo Health Inc.                            //(1)//        7,320      159,576
Advanced Neuromodulation Systems Inc.          //(1)//        1,807       93,548

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Aksys Ltd.                                     //(1)//        4,638       60,062
Alaris Medical Inc.                            //(1)//        2,780       36,001
Alliance Imaging Inc.                          //(1)//        1,200        5,280
American Healthways Inc.                       //(1)//        2,009       72,565
American Medical Systems Holdings Inc.         //(1)//        2,771       46,747
AMERIGROUP Corp.                               //(1)//        3,065      114,018
AmSurg Corp.                                   //(1)//        2,864       87,352
Arrow International Inc.                                      1,323       58,410
ArthroCare Corp.                               //(1)//        3,384       56,716
Aspect Medical Systems Inc.                    //(1)//        1,001        7,387
Bei Technologies Inc.                                         1,582       18,984
Beverly Enterprises Inc.                       //(1)//       12,898       45,143
BioLase Technology Inc.                        //(1)//        2,882       30,924
BioMarin Pharmaceutical Inc.                   //(1)//        9,096       88,777
Bioreliance Corp.                              //(1)//          706       14,967
Biosite Inc.                                   //(1)//        1,642       78,980
Bruker Daltonics Inc.                          //(1)//        1,970       10,500
Candela Corp.                                  //(1)//          998       11,497
Cantel Medical Corp.                           //(1)//        1,214       16,292
Cardiac Science Inc.                           //(1)//        5,600       15,008
CardioDynamics International Corp.             //(1)//        3,900       13,299
Centene Corp.                                  //(1)//        1,507       58,622
Cepheid Inc.                                   //(1)//        4,869       24,053
Cerner Corp.                                   //(1)//        4,221       96,872
Cerus Corp.                                    //(1)//        2,810       21,159
Cholestech Corp.                               //(1)//        1,948       19,227
Chronimed Inc.                                 //(1)//        1,762       17,320
Closure Medical Corp.                          //(1)//        1,193       22,524
Cobalt Corp.                                   //(1)//        2,624       53,923
Conceptus Inc.                                 //(1)//        3,698       51,957
CONMED Corp.                                   //(1)//        4,264       77,861
Cooper Companies Inc.                                         4,641      161,368
Covance Inc.                                   //(1)//        9,483      171,642
CTI Molecular Imaging Inc.                     //(1)//        3,417       64,615
Curative Health Services Inc.                  //(1)//        1,403       23,851
Cyberonics Inc.                                //(1)//        3,351       72,080
Cytyc Corp.                                    //(1)//       16,846      177,220
Dade Behring Holdings Inc.                     //(1)//        5,158      118,479
Datascope Corp.                                               2,216       65,438
DHB Industries Inc.                            //(1)//        1,500        6,135
Diagnostic Products Corp.                                     2,750      112,887
DJ Orthopedics Inc.                            //(1)//        1,160       12,714
Dynacq International Inc.                      //(1)//          700       11,760
Enzo Biochem Inc.                              //(1)//        3,920       84,351
Enzon Pharmaceuticals Inc.                     //(1)//        6,467       80,967
Exactech Inc.                                  //(1)//          693        9,979
Flir Systems Inc.                              //(1)//        5,030      151,654
Genesis Health Ventures Inc.                   //(1)//        4,508       79,566
Gen-Probe Inc.                                 //(1)//        3,501      143,086
Gentiva Health Services Inc.                   //(1)//        2,630       23,670
Haemonetics Corp.                              //(1)//        3,014       56,362
Hanger Orthopedic Group Inc.                   //(1)//        3,751       42,949
Hologic Inc.                                   //(1)//        3,175       41,846
Hooper Holmes Inc.                                            7,770       50,039
ICU Medical Inc.                               //(1)//        1,507       46,943
IGEN International Inc.                        //(1)//        2,693       84,560
Impath Inc.                                    //(1)//        2,366       33,455
INAMED Corp.                                   //(1)//        2,670      143,352
Intermagnetics General Corp.                   //(1)//        2,716       53,885

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Interpore International                        //(1)//        2,385       30,361
Invacare Corp.                                                4,172      137,676
Inveresk Research Group Inc.                   //(1)//        4,123       74,173
Inverness Medical Innovations Inc.             //(1)//        1,909       36,844
i-STAT Corp.                                   //(1)//        1,941       17,450
Kensey Nash Corp.                              //(1)//        1,251       32,526
Kindred Healthcare Inc.                        //(1)//        2,492       44,457
Kyphon Inc.                                    //(1)//        2,590       39,161
LabOne Inc.                                    //(1)//        1,173       25,290
Laserscope                                     //(1)//        1,882       15,037
LifePoint Hospitals Inc.                       //(1)//        5,443      113,976
Luminex Corp.                                  //(1)//        2,210       11,404
Matria Healthcare Inc.                         //(1)//        1,295       22,857
Medical Action Industries Inc.                 //(1)//          715       11,676
Mentor Corp.                                                  5,814      112,675
Merit Medical Systems Inc.                     //(1)//        1,437       28,711
National Healthcare Corp.                      //(1)//        1,363       26,824
Novoste Corp.                                  //(1)//        1,781       10,686
Oakley Inc.                                    //(1)//        5,056       59,509
Ocular Sciences Inc.                           //(1)//        2,535       50,320
Odyssey Healthcare Inc.                        //(1)//        3,154      116,698
Option Care Inc.                               //(1)//        1,959       22,587
OraSure Technologies Inc.                      //(1)//        4,588       34,226
Orthodontic Centers of America Inc.            //(1)//        7,153       57,296
Orthologic Corp.                               //(1)//        3,300       15,147
Osteotech Inc.                                 //(1)//        2,307       31,352
Palatin Technologies Inc.                      //(1)//        4,962       15,829
Pediatrix Medical Group Inc.                   //(1)//        3,382      120,568
PolyMedica Corp.                                              1,470       67,311
Possis Medical Inc.                            //(1)//        3,228       44,288
Province Healthcare Co.                        //(1)//        7,224       79,970
PSS World Medical Inc.                         //(1)//        9,348       53,751
Quidel Corp.                                   //(1)//        2,600       16,172
RehabCare Group Inc.                           //(1)//        2,115       30,985
Retractable Technologies Inc.                  //(1)//        1,268       10,765
Select Medical Corp.                           //(1)//        3,461       85,937
Sierra Health Services Inc.                    //(1)//        3,491       69,820
Sola International Inc.                        //(1)//        3,886       67,616
SonoSite Inc.                                  //(1)//        2,128       42,454
Specialty Laboratories Inc.                    //(1)//        1,040       10,660
Staar Surgical Co.                             //(1)//        2,737       31,749
Sunrise Senior Living Inc.                     //(1)//        2,787       62,373
Synovis Life Technologies Inc.                 //(1)//        1,222       24,122
Theragenics Corp.                              //(1)//        4,855       20,876
Therasense Inc.                                //(1)//        3,850       38,500
Thoratec Corp.                                 //(1)//        7,355      109,589
TriPath Imaging Inc.                           //(1)//        3,624       24,752
U.S. Physical Therapy Inc.                     //(1)//        2,012       25,713
US Oncology Inc.                               //(1)//        9,995       73,863
VCA Antech Inc.                                //(1)//        3,966       77,615
Ventana Medical Systems Inc.                   //(1)//        2,054       55,828
Viasys Healthcare Inc.                         //(1)//        4,541       93,999
VistaCare Inc. Class A                         //(1)//        1,670       40,598
VISX Inc.                                      //(1)//        6,788      117,772
Vital Images Inc.                              //(1)//        1,440       26,611
Vital Sign Inc.                                                 600       15,576
West Pharmaceutical Services Inc.                             2,400       58,800
Wright Medical Group Inc.                      //(1)//        2,088       39,672
Young Innovations Inc.                         //(1)//          435       12,397

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Zoll Medical Corp.                             //(1)//        1,115       37,419
--------------------------------------------------------------------------------
                                                                       6,593,273
--------------------------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED--0.11%
--------------------------------------------------------------------------------
Triarc Companies Inc.                          //(1)//        2,412       72,336
Walter Industries Inc.                                        4,543       53,380
--------------------------------------------------------------------------------
                                                                         125,716
--------------------------------------------------------------------------------

HOME BUILDERS--0.87%
--------------------------------------------------------------------------------
Beazer Homes USA Inc.                          //(1)//        1,879      156,896
Brookfield Homes Corp.                                        1,995       30,763
Champion Enterprises Inc.                      //(1)//        8,487       43,963
Coachmen Industries Inc.                                      3,078       36,782
Dominion Homes Inc.                            //(1)//          443       10,566
Fleetwood Enterprises Inc.                     //(1)//        6,062       44,859
M/I Schottenstein Homes Inc.                                  1,788       76,312
Meritage Corp.                                 //(1)//        1,504       74,087
Monaco Coach Corp.                             //(1)//        4,630       70,978
Palm Harbor Homes Inc.                         //(1)//        2,554       48,373
Skyline Corp.                                                 1,467       44,010
Standard-Pacific Corp.                                        4,687      155,421
Thor Industries Inc.                                          2,650      108,173
WCI Communities Inc.                           //(1)//        2,399       46,133
William Lyon Homes Inc.                        //(1)//          500       15,925
Winnebago Industries Inc.                                     1,742       66,022
--------------------------------------------------------------------------------
                                                                       1,029,263
--------------------------------------------------------------------------------

HOME FURNISHINGS--0.31%
--------------------------------------------------------------------------------
Applica Inc.                                   //(1)//        3,067       26,069
Bassett Furniture Industries Inc.                             1,871       24,847
Hooker Furniture Corp.                                          710       17,558
Kimball International Inc. Class B                            3,800       59,280
Libbey Inc.                                                   2,338       53,073
Modtech Holdings Inc.                          //(1)//        1,000        9,190
Movado Group Inc.                                             1,837       39,955
Oneida Ltd.                                                   2,686       18,130
Select Comfort Corp.                           //(1)//        3,090       50,614
Standex International Corp.                                   2,268       47,628
Stanley Furniture Co. Inc.                                      762       20,886
--------------------------------------------------------------------------------
                                                                         367,230
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--0.96%
--------------------------------------------------------------------------------
American Greetings Corp. Class A               //(1)//        8,781      172,459
Central Garden & Pet Co.                       //(1)//        2,047       48,821
CSS Industries Inc.                                             771       29,722
Ennis Business Forms Inc.                                     2,201       32,025
Fossil Inc.                                    //(1)//        3,551       83,662
Harland (John H.) Co.                                         4,403      115,182
Jarden Corp.                                   //(1)//        2,137       59,131
National Presto Industries Inc.                               1,071       33,844
New England Business Service Inc.                             1,664       49,920
Playtex Products Inc.                          //(1)//        4,308       27,657
Russ Berrie & Co. Inc.                                        1,774       64,769
Standard Register Co. (The)                                   3,101       51,104
Toro Co.                                                      3,658      145,405
Tupperware Corp.                                              7,866      112,956
Yankee Candle Co. Inc. (The)                   //(1)//        4,677      108,600
--------------------------------------------------------------------------------
                                                                       1,135,257
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

INSURANCE--2.34%
--------------------------------------------------------------------------------
Alfa Corp.                                                    4,600       58,466
Allmerica Financial Corp.                      //(1)//        8,082      145,395
American Medical Security Group Inc.           //(1)//        1,821       34,781
American Physicians Capital Inc.               //(1)//        1,524       36,957
AmerUs Group Co.                                              5,568      156,962
Argonaut Group Inc.                                           4,262       52,550
Baldwin & Lyons Inc. Class B                                  1,253       29,759
Citizens Inc.                                  //(1)//        2,570       18,684
CNA Surety Corp.                                              2,353       23,177
Commerce Group Inc.                                           3,953      143,099
Crawford & Co. Class B                                        3,400       16,694
Delphi Financial Group Inc. Class A                           2,266      106,049
FBL Financial Group Inc. Class A                              1,984       39,978
Financial Industries Corp.                                      800       11,792
Fremont General Corp.                                        10,342      141,685
Great American Financial Resources Inc.                         700        9,177
Harleysville Group Inc.                                       3,963       91,228
HealthExtras Inc.                              //(1)//        1,600       12,512
Hilb, Rogal & Hamilton Co.                                    4,743      161,452
Horace Mann Educators Corp.                                   6,053       97,635
Infinity Property & Casualty Corp.                            1,601       37,848
Kansas City Life Insurance Co.                                1,032       44,211
LandAmerica Financial Group Inc.                              2,779      132,002
Midland Co. (The)                                               800       17,768
National Western Life Insurance Co. Class A    //(1)//          234       25,841
NYMAGIC Inc.                                                    600       12,156
Ohio Casualty Corp.                            //(1)//        7,967      105,005
Penn-America Group Inc.                                       1,480       16,650
Philadelphia Consolidated Holding Corp.        //(1)//        2,573      103,949
PICO Holdings Inc.                             //(1)//        1,699       22,087
PMA Capital Corp. Class A                                     4,002       50,305
Presidential Life Corp.                                       3,575       50,443
ProAssurance Corp.                             //(1)//        3,904      105,369
RLI Corp.                                                     2,477       81,493
Safety Insurance Group Inc.                                     968       14,220
Selective Insurance Group Inc.                                3,750       93,937
State Auto Financial Corp.                                    2,739       61,491
Stewart Information Services Corp.             //(1)//        2,684       74,749
Triad Guaranty Inc.                            //(1)//        1,518       57,608
21st Century Insurance Group                                  2,198       31,431
U.S.I. Holdings Corp.                          //(1)//        3,136       36,879
UICI                                           //(1)//        6,092       91,806
United Fire & Casualty Co.                                      932       30,281
Universal American Financial Corp.             //(1)//        3,700       23,569
Zenith National Insurance Corp.                               2,035       57,997
--------------------------------------------------------------------------------
                                                                       2,767,127
--------------------------------------------------------------------------------

IRON / STEEL--0.41%
--------------------------------------------------------------------------------
AK Steel Holding Corp.                         //(1)//       13,911       50,358
Allegheny Technologies Inc.                                  11,934       78,764
Carpenter Technology Corp.                                    4,489       70,028
Cleveland-Cliffs Inc.                          //(1)//        2,155       38,467
Gibraltar Steel Corp.                                         1,151       23,572
Reliance Steel & Aluminum Co.                                 4,576       94,723
Ryerson Tull Inc.                                             3,684       32,346
Schnitzer Steel Industries Inc. Class A                         608       26,825
Steel Dynamics Inc.                            //(1)//        4,975       68,157
--------------------------------------------------------------------------------
                                                                         483,240
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

LEISURE TIME--0.30%
--------------------------------------------------------------------------------
Bally Total Fitness Holding Corp.              //(1)//        4,832       43,633
Callaway Golf Co.                                             9,467      125,154
K2 Inc.                                        //(1)//        3,684       45,129
Marine Products Corp.                                           800        8,680
Nautilus Group Inc. (The)                                     4,273       52,985
Navigant International Inc.                    //(1)//        1,480       19,092
WMS Industries Inc.                            //(1)//        3,849       60,006
--------------------------------------------------------------------------------
                                                                         354,679
--------------------------------------------------------------------------------

LODGING--0.45%
--------------------------------------------------------------------------------
Aztar Corp.                                    //(1)//        4,918       79,229
Boca Resorts Inc. Class A                      //(1)//        3,739       48,607
Boyd Gaming Corp.                              //(1)//        5,222       90,132
Choice Hotels International Inc.               //(1)//        3,124       85,316
Extended Stay America Inc.                     //(1)//        9,937      134,050
Marcus Corp.                                                  3,182       47,571
Prime Hospitality Corp.                        //(1)//        7,157       48,023
--------------------------------------------------------------------------------
                                                                         532,928
--------------------------------------------------------------------------------

MACHINERY--2.21%
--------------------------------------------------------------------------------
Albany International Corp. Class A                            3,917      107,326
Applied Industrial Technologies Inc.                          3,428       72,331
Astec Industries Inc.                          //(1)//        2,132       18,591
Asyst Technologies Inc.                        //(1)//        6,985       46,730
Briggs & Stratton Corp.                                       3,036      153,318
Cascade Corp.                                                 2,272       39,533
Cognex Corp.                                   //(1)//        5,543      123,886
Dycom Industries Inc.                          //(1)//        7,895      128,688
Engineered Support Systems Inc.                               1,529       63,989
Esterline Technologies Corp.                   //(1)//        3,451       60,082
Flowserve Corp.                                //(1)//        6,842      134,582
Gardner Denver Inc.                            //(1)//        3,155       64,551
Gerber Scientific Inc.                         //(1)//        3,288       21,898
Global Power Equipment Group Inc.              //(1)//        2,100        9,765
Gorman-Rupp Co. (The)                                           800       19,200
Idex Corp.                                                    4,297      155,723
Insituform Technologies Inc. Class A           //(1)//        3,452       61,031
JLG Industries Inc.                                           6,091       41,419
Kadant Inc.                                    //(1)//        1,560       29,250
Kaman Corp. Class A                                           2,500       29,225
Knight Transportation Inc.                     //(1)//        3,729       92,852
Kulicke & Soffa Industries Inc.                //(1)//        8,621       55,088
Lincoln Electric Holding Inc.                                 4,638       94,662
Lindsay Manufacturing Co.                                     1,731       40,194
Manitowoc Co. Inc. (The)                                      4,485      100,015
NACCO Industries Inc.                                           870       51,278
Nordson Corp.                                                 3,181       75,867
Paxar Corp.                                    //(1)//        4,894       53,834
Presstek Inc.                                  //(1)//        4,108       25,593
Robbins & Myers Inc.                                          2,418       44,733
Sauer-Danfoss Inc.                                            1,000       10,750
Semitool Inc.                                  //(1)//        1,600        7,888
Stewart & Stevenson Services Inc.                             5,013       78,955
SureBeam Corporation Class A                   //(1)//        8,261       21,892
Tecumseh Products Co. Class A                                 2,162       82,826
Tennant Co.                                                   1,444       53,067
Terex Corp.                                    //(1)//        7,026      137,148

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Thomas Industries Inc.                                        2,141       57,914
Ultratech Inc.                                 //(1)//        4,026       74,441
Unova Inc.                                     //(1)//        6,621       73,493
--------------------------------------------------------------------------------
                                                                       2,613,608
--------------------------------------------------------------------------------

MACHINERY-CONSTRUCTION & MINING--0.08%
--------------------------------------------------------------------------------
Joy Global Inc.                                //(1)//        6,415       94,750
--------------------------------------------------------------------------------
                                                                          94,750
--------------------------------------------------------------------------------

MANUFACTURERS--0.62%
--------------------------------------------------------------------------------
CUNO Inc.                                      //(1)//        2,478       89,505
EnPro Industries Inc.                          //(1)//        3,207       34,283
Federal Signal Corp.                                          7,202      126,539
FMC Corp.                                      //(1)//        5,419      122,632
Jacuzzi Brands Inc.                            //(1)//       10,426       55,154
Quixote Corp.                                                   933       23,819
Sturm Ruger & Co. Inc.                                        2,460       24,600
Tredegar Corp.                                                4,634       69,464
Trinity Industries Inc.                                       6,226      115,243
Wabtec Corp.                                                  5,191       72,207
--------------------------------------------------------------------------------
                                                                         733,446
--------------------------------------------------------------------------------

MANUFACTURING--0.30%
--------------------------------------------------------------------------------
Acuity Brands Inc.                                            6,395      116,197
Applied Films Corporation                      //(1)//        2,140       55,383
ESCO Technologies Inc.                         //(1)//        1,752       77,088
Hexcel Corp.                                   //(1)//        2,800        8,960
Kaydon Corp.                                                  4,723       98,238
--------------------------------------------------------------------------------
                                                                         355,866
--------------------------------------------------------------------------------

MEDIA--1.47%
--------------------------------------------------------------------------------
Acme Communications Inc.                       //(1)//          938        7,129
Banta Corp.                                                   3,742      121,129
Beasley Broadcast Group Inc. Class A           //(1)//        1,214       16,608
Courier Corp.                                                   400       20,600
Crown Media Holdings Inc.                      //(1)//        3,400       14,042
Cumulus Media Inc. Class A                     //(1)//        6,388      120,925
Emmis Communications Corp.                     //(1)//        6,509      149,382
Fisher Communications Inc.                     //(1)//          670       32,770
Gray Television Inc.                                          5,648       70,035
Hollinger International Inc.                                  7,113       76,607
Information Holdings Inc.                      //(1)//        2,514       45,880
Insight Communications Co. Inc.                //(1)//        6,864       90,468
Journal Register Co.                           //(1)//        4,755       86,018
Liberty Corp.                                                 2,597      110,372
Lin TV Corp. Class A                           //(1)//        3,860       90,903
LodgeNet Entertainment Corp.                   //(1)//        3,114       34,098
Mediacom Communications Corp.                  //(1)//        8,836       87,211
Nelson (Thomas) Inc.                           //(1)//          963       12,037
Paxson Communications Corp.                    //(1)//        4,318       25,865
Pegasus Communications Corp.                   //(1)//          612       18,103
Playboy Enterprises Inc. Class B               //(1)//        2,163       29,417
Primedia Inc.                                  //(1)//       20,557       62,699
Pulitzer Inc.                                                 1,014       50,112
Regent Communications Inc.                     //(1)//        3,986       23,517
Saga Communications Inc.                       //(1)//        1,853       36,041
Salem Communications Corp. Class A             //(1)//        2,015       40,322
Sinclair Broadcast Group Inc. Class A          //(1)//        5,868       68,127
Spanish Broadcasting System Inc. Class A       //(1)//        6,780       55,257

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

TheStreet.com Inc.                             //(1)//        1,518        7,135
TiVo Inc.                                      //(1)//        5,011       61,034
Value Line Inc.                                                 200        9,822
Young Broadcasting Inc. Class A                //(1)//        3,014       63,686
--------------------------------------------------------------------------------
                                                                       1,737,351
--------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.17%
--------------------------------------------------------------------------------
CIRCOR International Inc.                                     2,208       39,369
Lawson Products Inc.                                            500       13,769
NN Inc.                                                       1,300       16,458
Penn Engineering & Manufacturing Corp.                        2,149       29,334
Shaw Group Inc. (The)                          //(1)//        5,261       63,395
Valmont Industries Inc.                                       1,835       35,709
--------------------------------------------------------------------------------
                                                                         198,034
--------------------------------------------------------------------------------

METALS-DIVERSIFIED--0.60%
--------------------------------------------------------------------------------
Ameron International Corp.                                    1,118       38,873
Commercial Metals Co.                                         4,444       79,059
Griffon Corp.                                  //(1)//        4,553       72,848
Gulf Island Fabrication Inc.                   //(1)//          700       11,844
Material Sciences Corp.                                       1,849       17,935
Matthews International Corp. Class A                          3,842       95,128
Maverick Tube Corp.                            //(1)//        6,353      121,660
Mueller Industries Inc.                        //(1)//        5,008      135,767
NS Group Inc.                                  //(1)//        2,862       27,905
Quanex Corp.                                                  2,515       74,746
RTI International Metals Inc.                  //(1)//        2,805       30,378
--------------------------------------------------------------------------------
                                                                         706,143
--------------------------------------------------------------------------------

MINING--0.39%
--------------------------------------------------------------------------------
AMCOL International Corp.                                     1,620       12,960
Arch Coal Inc.                                                6,944      159,573
Brush Engineered Materials Inc.                //(1)//        3,659       30,553
Century Aluminum Co.                                          2,111       14,840
Hecla Mining Co.                               //(1)//       17,603       74,461
Liquidmetal Technologies                       //(1)//        1,200        6,156
Royal Gold Inc.                                               2,849       61,225
Stillwater Mining Co.                          //(1)//        5,507       28,306
USEC Inc.                                                    10,364       72,755
--------------------------------------------------------------------------------
                                                                         460,829
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.18%
--------------------------------------------------------------------------------
General Binding Corp.                          //(1)//          600        7,200
Global Imaging Systems Inc.                    //(1)//        2,100       48,636
Imagistics International Inc.                  //(1)//        2,855       73,659
Insight Enterprises Inc.                       //(1)//        6,984       70,259
Pomeroy Computer Resources                     //(1)//        1,280       14,157
--------------------------------------------------------------------------------
                                                                         213,911
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS--3.58%
--------------------------------------------------------------------------------
Atmos Energy Corp.                                            7,169      177,791
Atwood Oceanics Inc.                           //(1)//        1,594       43,277
Berry Petroleum Co. Class A                                   2,492       44,731
Cabot Oil & Gas Corp.                                         4,123      113,836
CAL Dive International Inc.                    //(1)//        5,601      122,102
Cascade Natural Gas Corp.                                     1,300       24,830
Chesapeake Utilities Corp.                                    1,049       23,707
Cimarex Energy Co.                             //(1)//        5,997      142,429
Clayton Williams Energy Inc.                   //(1)//          542       10,005

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Denbury Resources Inc.                         //(1)//        5,037       67,647
Encore Acquisition Co.                         //(1)//          960       18,384
Energen Corp.                                                 5,066      168,698
Energy Partners Ltd.                           //(1)//        4,190       48,395
Evergreen Resources Inc.                       //(1)//        2,777      150,819
EXCO Resources Inc.                            //(1)//          903       16,173
Forest Oil Corp.                               //(1)//        6,011      150,996
Frontier Oil Corp.                                            3,824       58,125
Grey Wolf Inc.                                 //(1)//       22,838       92,266
Hanover Compressor Co.                         //(1)//        8,116       91,711
Harvest Natural Resources Inc.                 //(1)//        4,695       29,907
Holly Corp.                                                   1,931       53,296
Houston Exploration Co.                        //(1)//        1,721       59,719
Magnum Hunter Resources Inc.                   //(1)//       10,254       81,929
McMoRan Exploration Co.                                       1,978       22,035
Meridian Resource Corp. (The)                  //(1)//        5,162       24,416
New Jersey Resources Corp.                                    4,230      150,165
Northwest Natural Gas Co.                                     4,012      109,327
Nuevo Energy Co.                               //(1)//        2,989       52,158
Parker Drilling Co.                            //(1)//       10,370       30,177
Patina Oil & Gas Corp.                                        4,438      142,682
Penn Virginia Corp.                                           1,256       54,008
Petroleum Development Corp.                    //(1)//        1,246       11,451
Plains Exploration & Production Co.            //(1)//        5,251       56,763
Plains Resource Inc.                           //(1)//        3,753       53,105
Prima Energy Corp.                             //(1)//        1,463       30,547
Quicksilver Resources Inc.                     //(1)//        1,825       43,709
Range Resources Corp.                          //(1)//        9,321       58,443
Remington Oil & Gas Corp.                      //(1)//        3,261       59,937
RPC Inc.                                                      1,300       14,300
SEACOR SMIT Inc.                               //(1)//        2,698       98,450
SEMCO Energy Inc.                                             2,800       16,296
South Jersey Industries Inc.                                  2,692       99,200
Southern Union Co.                             //(1)//        8,173      138,451
Southwest Gas Corp.                                           5,268      111,576
Spinnaker Exploration Co.                      //(1)//        4,043      105,927
St. Mary Land & Exploration Co.                               4,659      127,191
Stone Energy Corp.                             //(1)//        3,397      142,402
Superior Energy Services Inc.                  //(1)//        7,028       66,625
Swift Energy Co.                               //(1)//        4,150       45,650
Tesoro Petroleum Corp.                         //(1)//       11,066       76,134
Tom Brown Inc.                                 //(1)//        5,222      145,119
Unit Corp.                                     //(1)//        6,261      130,918
Vintage Petroleum Inc.                                        7,753       87,454
WD-40 Co.                                                     2,284       65,208
W-H Energy Services Inc.                       //(1)//        3,546       69,076
--------------------------------------------------------------------------------
                                                                       4,229,673
--------------------------------------------------------------------------------

OIL & GAS SERVICES--0.69%
--------------------------------------------------------------------------------
CARBO Ceramics Inc.                                           1,878       69,956
Comstock Resources Inc.                        //(1)//        4,696       64,241
Dril-Quip Inc.                                 //(1)//        1,811       32,960
Global Industries Ltd.                         //(1)//        9,972       48,065
Hydril Co.                                     //(1)//        1,994       54,337
Input/Output Inc.                              //(1)//        6,803       36,600
Lone Star Technologies Inc.                    //(1)//        4,562       96,623
Lufkin Industries Inc.                                          640       15,584
Matrix Service Co.                             //(1)//        1,293       22,214
Newpark Resources Inc.                         //(1)//       11,775       64,527

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Oceaneering International Inc.                 //(1)//        3,422       87,432
Oil States International Inc.                  //(1)//        3,399       41,128
Tetra Technologies Inc.                        //(1)//        2,265       67,157
Universal Compression Holdings Inc.            //(1)//        2,621       54,674
Veritas DGC Inc.                               //(1)//        4,973       57,190
--------------------------------------------------------------------------------
                                                                         812,688
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.30%
--------------------------------------------------------------------------------
Crown Holdings Inc.                            //(1)//       24,779      176,922
Graphic Packaging International Corp.          //(1)//        2,400       10,824
Greif Inc. Class A                                            2,607       59,961
Longview Fibre Co.                                            7,077       58,031
Silgan Holdings Inc.                           //(1)//        1,442       45,106
--------------------------------------------------------------------------------
                                                                         350,844
--------------------------------------------------------------------------------

PHARMACEUTICALS--4.40%
--------------------------------------------------------------------------------
aaiPharma Inc.                                 //(1)//        2,589       51,469
Abgenix Inc.                                   //(1)//       13,455      141,143
Able Laboratories Inc.                         //(1)//        2,029       39,971
Adolor Corp.                                   //(1)//        5,391       66,148
Advanced Medical Optics Inc.                   //(1)//        4,236       72,224
Align Technology Inc.                          //(1)//        7,320       91,866
Alkermes Inc.                                  //(1)//        8,371       89,988
Allscripts Healthcare Solutions Inc.           //(1)//        3,500       12,845
Alpharma Inc. Class A                                         5,618      121,349
Alteon Inc.                                    //(1)//        4,476       21,709
Antigenics Inc.                                //(1)//        4,973       57,289
Aphton Corp.                                   //(1)//        2,970       24,473
AtheroGenics Inc.                              //(1)//        5,424       80,980
AVI BioPharma Inc.                             //(1)//        2,855       17,501
Bentley Pharmaceuticals Inc.                   //(1)//        2,406       31,639
Biopure Corp.                                  //(1)//        4,644       28,375
Bone Care International Inc.                   //(1)//        1,300       18,070
Bradley Pharmaceuticals Inc.                   //(1)//        1,307       21,566
Cell Genesys Inc.                              //(1)//        6,497       56,134
Cell Therapeutics Inc.                         //(1)//        5,823       56,658
CIMA Labs Inc.                                 //(1)//        2,091       56,227
CollaGenex Pharmaceuticals Inc.                //(1)//          847       11,375
Columbia Laboratories Inc.                     //(1)//        4,631       52,099
Connetics Corp.                                //(1)//        4,316       64,611
Corixa Corp.                                   //(1)//        8,720       67,406
Cubist Pharmaceuticals Inc.                    //(1)//        4,299       45,827
CV Therapeutics Inc.                           //(1)//        4,545      134,805
D&K Healthcare Resources Inc.                                 1,900       30,666
Dendreon Corp.                                 //(1)//        1,072        6,368
Digene Corp.                                   //(1)//        2,229       60,696
Discovery Laboratories Inc.                    //(1)//        5,820       37,364
DOV Pharmaceutical Inc.                        //(1)//        1,798       20,677
Durect Corp.                                   //(1)//        2,890        6,965
Epix Medical Inc.                              //(1)//        2,238       31,668
Esperion Therapeutics Inc.                     //(1)//        4,574       89,605
First Horizon Pharmaceutical Corp.             //(1)//        5,038       19,900
Genta Inc.                                     //(1)//        7,361       98,049
Geron Corp.                                    //(1)//        4,520       33,267
Guilford Pharmaceuticals Inc.                  //(1)//        5,107       23,186
Hi-Tech Pharmacal Co.                          //(1)//          593       24,117
Hollis-Eden Pharmaceuticals                    //(1)//        1,106       13,969
ILEX Oncology Inc.                             //(1)//        5,785      112,287
Immucor Inc.                                   //(1)//        1,544       33,644

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Immunogen Inc.                                 //(1)//        4,130       17,635
Impax Laboratories Inc.                        //(1)//        4,501       53,967
Indevus Pharmaceuticals Inc.                   //(1)//        5,194       32,411
Inspire Pharmaceuticals Inc.                   //(1)//        4,170       45,036
InterMune Inc.                                 //(1)//        3,573       57,561
Intuitive Surgical Inc.                        //(1)//        4,342       32,522
Isis Pharmaceuticals Inc.                      //(1)//        7,165       37,975
Kos Pharmaceuticals Inc.                       //(1)//        1,469       34,477
KV Pharmaceuticals Co.                         //(1)//        3,885      108,003
La Jolla Pharmaceutical Co.                    //(1)//        7,502       24,532
Lannett Co. Inc.                               //(1)//          767       17,978
Ligand Pharmaceuticals Inc. Class B            //(1)//        8,978      122,011
Martek Biosciences Corp.                       //(1)//        3,772      161,970
Medarex Inc.                                   //(1)//       11,880       78,289
Medicines Co. (The)                            //(1)//        6,108      120,267
MGI Pharma Inc.                                //(1)//        4,089      104,801
MIM Corp.                                      //(1)//        2,700       17,631
Nabi Biopharmaceuticals                        //(1)//        4,955       33,991
Nature's Sunshine Products Inc.                               1,600       12,816
NBTY Inc.                                      //(1)//        7,604      160,140
NeoPharm Inc.                                  //(1)//        2,317       32,090
Neose Technologies Inc.                        //(1)//        2,339       23,413
Noven Pharmaceuticals Inc.                     //(1)//        4,198       42,988
NPS Pharmaceuticals Inc.                       //(1)//        4,894      119,120
Nu Skin Enterprises Inc. Class A                              6,620       69,179
Onyx Pharmaceuticals Inc.                      //(1)//        3,800       46,854
OSI Pharmaceuticals Inc.                       //(1)//        6,235      200,829
Pain Therapeutics Inc.                         //(1)//        1,610       10,401
PAREXEL International Corp.                    //(1)//        3,685       51,406
Penwest Pharmaceuticals Co.                    //(1)//        2,946       71,794
Peregrine Pharmaceuticals Inc.                 //(1)//        9,900       14,355
Perrigo Co.                                                   9,173      143,466
POZEN Inc.                                     //(1)//        3,571       39,210
Praecis Pharmaceuticals Inc.                   //(1)//        6,332       31,027
Priority Healthcare Corp. Class B              //(1)//        4,768       88,446
Progenics Pharmaceuticals Inc.                 //(1)//          980       14,759
Rigel Pharmaceuticals Inc.                     //(1)//            0            5
Salix Pharmaceuticals Ltd.                     //(1)//        4,142       43,450
SangStat Medical Corp.                         //(1)//        4,605       60,279
SciClone Pharmaceuticals Inc.                  //(1)//        5,440       46,566
Serologicals Corp.                             //(1)//        3,044       41,490
SuperGen Inc.                                  //(1)//        4,486       24,224
Sybron Dental Specialties Inc.                 //(1)//        6,187      146,013
Tanox Inc.                                     //(1)//        3,599       57,764
Tularik Inc.                                   //(1)//        7,035       69,928
United Surgical Partners International Inc.    //(1)//        2,663       60,157
United Therapeutics Inc.                       //(1)//        2,602       56,672
USANA Health Sciences Inc.                     //(1)//          620       27,410
Vicuron Pharmaceuticals Inc.                   //(1)//        6,157       87,306
VIVUS Inc.                                     //(1)//        4,646       23,880
Zymogenetics Inc.                              //(1)//        1,000       11,640
--------------------------------------------------------------------------------
                                                                       5,206,309
--------------------------------------------------------------------------------

PIPELINES--0.01%
--------------------------------------------------------------------------------
TransMontaigne Inc.                            //(1)//        1,400        9,072
--------------------------------------------------------------------------------
                                                                           9,072
--------------------------------------------------------------------------------

REAL ESTATE--3.52%
--------------------------------------------------------------------------------
AMLI Residential Properties Trust                             3,361       79,152

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Anthracite Capital Inc.                                       5,754       69,393
Apex Mortgage Capital Inc.                                    2,900       15,863
Avatar Holdings                                //(1)//          957       28,901
Bedford Property Investors Inc.                               2,329       66,144
Boykin Lodging Co.                                            2,500       19,500
Brandywine Realty Trust                                       4,831      118,939
BRT Realty Trust                                                857       13,626
Chateau Communities Inc.                                      3,758      111,199
Colonial Properties Trust                                     2,582       90,861
Commercial Net Lease Realty Inc.                              5,506       94,923
Consolidated-Tomoka Land Co.                                    673       16,906
Cornerstone Realty Income Trust Inc.                          7,047       51,514
Corporate Office Properties Trust                             3,932       66,569
Corrections Corp. of America                   //(1)//        5,442      137,846
EastGroup Properties Inc.                                     2,953       79,731
Entertainment Properties Trust                                2,824       81,190
Equity Inns Inc.                                              3,800       26,220
Equity One Inc.                                               4,272       70,061
First Industrial Realty Trust Inc.                            5,362      169,439
Gables Residential Trust                                      4,566      138,030
Glenborough Realty Trust Inc.                                 4,183       80,104
Glimcher Realty Trust                                         4,921      110,230
Home Properties of New York Inc.                              4,126      145,400
Impac Mortgage Holdings Inc.                                  7,335      122,421
Innkeepers USA Trust                                          2,600       17,680
Insignia Financial Group Inc.                  //(1)//        3,000       33,330
Jones Lang LaSalle Inc.                        //(1)//        5,687       89,855
Kilroy Realty Corp.                                           4,449      122,348
LaSalle Hotel Properties                                      2,939       43,438
Lexington Corp. Properties Trust                              4,246       75,154
LTC Properties Inc.                                           2,500       23,875
Manufactured Home Communities Inc.                            2,475       86,897
Meristar Hospitality Corp.                                    6,537       33,600
Mid Atlantic Realty Trust                                     3,487       73,018
National Health Investors Inc.                                4,974       91,721
Nationwide Health Properties Inc.                             7,702      122,693
Novastar Financial Inc.                                       1,368       81,738
Omega Healthcare Investors Inc.                //(1)//        1,800        9,450
Pennsylvania Real Estate Investment Trust                     2,774       83,081
Prentiss Properties Trust                                     4,590      137,654
PS Business Parks Inc.                                        2,386       84,226
Ramco-Gershenson Properties Trust                             1,787       41,637
Reckson Associates Realty Corp.                               6,659      138,907
Redwood Trust Inc.                                            2,112       84,290
RFS Hotel Investors Inc.                                      6,793       83,690
Saul Centers Inc.                                             1,752       44,851
Sovran Self Storage Inc.                                      3,200      100,800
Summit Properties Inc.                                        3,113       64,283
Sun Communities Inc.                                          2,783      109,372
Tanger Factory Outlet Centers Inc.                            1,176       38,902
Taubman Centers Inc.                                          3,629       69,532
Town & Country Trust (The)                                    2,853       66,332
Trammell Crow Co.                              //(1)//        4,611       48,923
United Mobile Homes Inc.                                      1,015       15,387
Urstadt Biddle Properties Inc. Class A                        2,947       37,898
--------------------------------------------------------------------------------
                                                                       4,158,724
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--2.30%
--------------------------------------------------------------------------------
Acadia Realty Trust                                           1,900       17,385

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Alexander's Inc.                               //(1)//          300       25,047
Alexandria Real Estate Equities Inc.                          2,822      126,990
American Land Lease Inc.                                      1,514       25,435
American Mortgage Acceptance Corp.                            1,485       25,780
Anworth Mortgage Asset Corp.                                  3,621       55,836
Associated Estates Realty Corp.                               1,800       11,826
Capital Automotive                                            4,089      114,451
Capstead Mortgage Corp.                                       1,611       18,156
Correctional Properties Trust                                 1,526       42,728
CRIIMI MAE Inc.                                //(1)//        2,314       25,338
Crown American Realty Trust                                   3,400       36,516
Essex Property Trust Inc.                                     2,214      126,752
FelCor Lodging Trust Inc.                                    10,516       82,551
Getty Realty Corp.                                            2,653       59,215
Great Lakes REIT Inc.                                         2,582       41,312
Health Care REIT Inc.                                         5,712      174,216
Heritage Property Investment Trust Inc.                       2,904       78,640
Highwoods Properties Inc.                                     7,157      159,601
Investors Real Estate Trust                                   3,407       36,762
Keystone Property Trust                                       3,233       59,843
Koger Equity Inc.                                             3,966       68,334
Kramont Realty Trust                                          3,167       52,256
La Quinta Corp.                                //(1)//       22,919       98,781
MFA Mortgage Investments Inc.                                 6,011       60,350
Mid-America Apartment Communities Inc.                        2,659       71,820
Mission West Properties Inc.                                  1,400       15,918
Newcastle Investment Corp.                                    3,183       62,323
Parkway Properties Inc.                                       1,846       77,624
Post Properties Inc.                                          5,405      143,233
RAIT Investment Trust                                         2,586       68,529
Senior Housing Properties Trust                               6,284       85,211
SL Green Realty Corp.                                         3,686      128,605
U.S. Restaurant Properties Inc.                               4,660       73,162
Universal Health Realty Income Trust                          1,600       43,200
Ventas Inc.                                                  10,762      163,044
Washington Real Estate Investment Trust                       5,713      155,394
Winston Hotels Inc.                                           1,600       13,072
--------------------------------------------------------------------------------
                                                                       2,725,236
--------------------------------------------------------------------------------

RETAIL--5.42%
--------------------------------------------------------------------------------
AC Moore Arts & Crafts Inc.                    //(1)//        2,004       40,140
Aeropostale Inc.                               //(1)//        2,919       62,700
AFC Enterprises Inc.                           //(1)//        3,044       49,435
American Eagle Outfitters Inc.                 //(1)//        7,786      142,795
America's Car-Mart Inc.                        //(1)//          483        8,829
AnnTaylor Stores Corp.                         //(1)//        6,509      188,436
Asbury Automotive Group Inc.                   //(1)//        2,477       33,390
Bebe Stores Inc.                               //(1)//        1,099       21,024
Big 5 Sporting Goods Corp.                     //(1)//        1,620       20,299
BJ's Wholesale Club Inc.                       //(1)//       10,243      154,260
Blair Corp.                                                   1,200       26,640
Bob Evans Farms Inc.                                          5,256      145,223
Bombay Co. Inc. (The)                          //(1)//        5,077       53,969
Brookstone Inc.                                //(1)//        1,227       24,847
Brown Shoe Co. Inc.                                           3,085       91,933
Buckle Inc. (The)                              //(1)//        1,499       28,826
Burlington Coat Factory Warehouse Corp.                       3,474       62,185
California Pizza Kitchen Inc.                  //(1)//        2,315       49,773
Casey's General Store Inc.                                    5,648       79,863

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Cash America International Inc.                               3,615       47,790
Casual Male Retail Group Inc.                  //(1)//        4,348       22,566
Cato Corp. Class A                                            2,420       51,014
Charlotte Russe Holding Inc.                   //(1)//        1,585       16,357
Charming Shoppes Inc.                          //(1)//       15,439       76,732
Chicago Pizza & Brewery Inc.                   //(1)//        1,200       12,000
Children's Place Retail Stores Inc. (The)      //(1)//        2,250       44,685
Christopher & Banks Corp.                      //(1)//        3,723      137,714
CKE Restaurant Inc.                            //(1)//        7,550       42,205
Coldwater Creek Inc.                           //(1)//          900       11,097
Cole National Corp.                            //(1)//        2,050       25,666
Compucom Systems Inc.                          //(1)//        2,600       11,752
Copart Inc.                                    //(1)//        9,496       89,737
Cost Plus Inc.                                 //(1)//        3,182      113,470
CSK Auto Corp.                                 //(1)//        5,034       72,741
Dave & Buster's Inc.                           //(1)//        1,200       13,080
Deb Shops Inc.                                                  500        9,400
Dick's Sporting Goods Inc.                     //(1)//        1,832       67,198
Dillards Inc. Class A                                         9,113      122,752
Dress Barn Inc.                                //(1)//        3,100       39,277
Drugstore.com Inc.                             //(1)//        5,092       29,737
Duane Reade Inc.                               //(1)//        3,482       51,360
Electronics Boutique Holdings Corp.            //(1)//        2,215       51,189
Finish Line Inc. (The)                         //(1)//        3,309       73,493
Finlay Enterprises Inc.                        //(1)//          600        9,930
Footstar Inc.                                  //(1)//        3,023       39,299
Fred's Inc.                                                   3,875      144,073
FreeMarkets Inc.                               //(1)//        6,611       46,013
Friedman's Inc.                                               2,135       24,275
Galyan's Trading Co.                           //(1)//        1,437       20,607
GameStop Corp.                                 //(1)//        3,124       40,362
Gart Sports Co.                                //(1)//        1,337       37,917
Genesco Inc.                                   //(1)//        3,245       57,437
Goody's Family Clothing Inc.                   //(1)//        2,397       20,734
Group 1 Automotive Inc.                        //(1)//        2,789       90,391
Guitar Center Inc.                             //(1)//        2,083       60,407
Hancock Fabrics Inc.                                          2,245       36,257
Haverty Furniture Companies Inc.                              2,907       50,873
Hibbet Sporting Goods Inc.                     //(1)//        1,291       42,526
Hot Topic Inc.                                 //(1)//        4,590      123,517
Intertan Inc.                                  //(1)//        2,300       18,860
Jill (J.) Group Inc. (The)                     //(1)//        2,728       45,940
Jo-Ann Stores Inc.                             //(1)//        2,202       55,711
Joseph A. Bank Clothiers Inc.                  //(1)//          657       21,964
Kenneth Cole Productions Class A               //(1)//          962       18,749
Kirkland's Inc.                                //(1)//        1,560       25,194
Linens 'N Things Inc.                          //(1)//        6,515      153,819
Lithia Motors Inc. Class A                     //(1)//        2,782       44,985
Lone Star Steakhouse & Saloon Inc.                            2,100       45,717
Longs Drug Stores Corp.                                       5,221       86,669
MarineMax Inc.                                 //(1)//        1,472       20,608
Men's Wearhouse Inc. (The)                     //(1)//        5,271      115,171
Mothers Work Inc.                              //(1)//          679       18,177
Movie Gallery Inc.                             //(1)//        3,413       62,970
O'Charley's Inc.                               //(1)//        2,799       60,262
OfficeMax Inc.                                 //(1)//       18,048      118,214
1-800 CONTACTS INC.                            //(1)//        1,124       27,516
1-800-FLOWERS.COM Inc.                         //(1)//        2,601       21,432
Overstock.com Inc.                             //(1)//        1,787       25,929

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Pacific Sunwear of California Inc.             //(1)//        6,878      165,691
Party City Corp.                               //(1)//        1,373       14,101
Payless ShoeSource Inc.                        //(1)//        9,480      118,500
Pep Boys-Manny, Moe & Jack Inc.                               7,400       99,974
PETCO Animal Supplies Inc.                     //(1)//        5,309      115,418
Priceline.com Inc.                             //(1)//        3,547       79,417
Red Robin Gourmet Burgers                      //(1)//        1,307       24,781
Restoration Hardware Inc.                      //(1)//        1,800        8,100
Rex Stores Corp.                               //(1)//        1,402       16,978
Ryan's Family Steak Houses Inc.                //(1)//        5,992       83,888
School Specialty Inc.                          //(1)//        2,379       67,706
7-Eleven Inc.                                  //(1)//        3,432       36,208
Sharper Image Corp.                            //(1)//        1,347       36,733
ShopKo Stores Inc.                             //(1)//        4,897       63,661
Smart & Final Inc.                             //(1)//        1,800        8,334
Sonic Automotive Inc.                          //(1)//        4,109       90,028
Sports Authority Inc. (The)                    //(1)//        4,850       51,895
Sports Resorts International Inc.              //(1)//        3,608       17,535
Stage Stores Inc.                              //(1)//        2,655       62,393
Stamps.com Inc.                                //(1)//        4,986       23,933
Steak n Shake Company (The)                    //(1)//        4,400       67,100
Stein Mart Inc.                                //(1)//        2,300       13,777
TBC Corp.                                      //(1)//        2,010       38,291
Too Inc.                                       //(1)//        4,980      100,845
Tractor Supply Co.                             //(1)//        2,130      101,708
Trans World Entertainment Corp.                //(1)//        2,100       10,752
Tuesday Morning Corp.                          //(1)//        2,180       57,334
Tweeter Home Entertainment Group Inc.          //(1)//        4,651       40,371
Ultimate Electronics Inc.                      //(1)//        1,500       19,230
United Auto Group Inc.                         //(1)//        3,018       65,732
Urban Outfitters Inc.                          //(1)//        1,834       65,841
West Marine Inc.                               //(1)//        1,845       32,306
Wet Seal Inc. Class A                          //(1)//        3,921       41,876
Whitehall Jewellers Inc.                       //(1)//        2,241       20,326
Wilsons The Leather Experts Inc.               //(1)//        2,020       14,564
Zale Corp.                                     //(1)//        4,703      188,120
--------------------------------------------------------------------------------
                                                                       6,413,531
--------------------------------------------------------------------------------

SEMICONDUCTORS--1.82%
--------------------------------------------------------------------------------
Alliance Semiconductor Corp.                   //(1)//        3,000       14,520
Axcelis Technologies Inc.                      //(1)//       15,734       96,292
Brooks Automation Inc.                         //(1)//        7,314       82,941
ChipPAC Inc. Class A                           //(1)//        7,625       58,484
Cirrus Logic Inc.                              //(1)//        9,582       38,520
Cohu Inc.                                                     3,820       59,592
Conexant Systems Inc.                          //(1)//       40,327      165,341
Credence Systems Corp.                         //(1)//        9,561       80,982
Entegris Inc.                                  //(1)//        7,717      103,716
Genesis Microchip Inc.                         //(1)//        4,862       65,831
GlobeSpanVirata Inc.                           //(1)//       17,845      147,221
Integrated Silicon Solution Inc.               //(1)//        4,745       32,930
IXYS Corp.                                     //(1)//        2,173       17,319
Kopin Corp.                                    //(1)//       10,654       65,202
Lattice Semiconductor Corp.                    //(1)//       14,730      121,228
LTX Corp.                                      //(1)//        7,510       64,736
Microtune Inc.                                 //(1)//        5,010       16,032
Monolithic System Technology Inc.              //(1)//        3,124       28,303
Mykrolis Corp.                                 //(1)//        6,788       68,898
OmniVision Technologies Inc.                   //(1)//        3,285      102,492

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

ON Semiconductor Corp.                         //(1)//        3,780       10,206
ParthusCeva Inc.                               //(1)//        2,020       16,463
Pericom Semiconductor Corp.                    //(1)//        3,021       28,095
Pixelworks Inc.                                //(1)//        5,197       30,870
Skyworks Solutions Inc.                        //(1)//       20,997      142,150
Transmeta Corp.                                //(1)//       10,800       17,280
TriQuint Semiconductor Inc.                    //(1)//       19,772       82,252
Varian Semiconductor Equipment Associates
   Inc.                                        //(1)//        4,642      138,146
Veeco Instruments Inc.                         //(1)//        4,082       69,516
Virage Logic Corp.                             //(1)//        1,190        8,616
Vitesse Semiconductor Corp.                    //(1)//       31,103      153,027
White Electronic Designs Corp.                 //(1)//        2,831       29,980
--------------------------------------------------------------------------------
                                                                       2,157,181
--------------------------------------------------------------------------------

SOFTWARE--4.53%
--------------------------------------------------------------------------------
Akamai Technologies Inc.                       //(1)//       15,828       75,658
Alico Inc.                                                      608       15,012
Alloy Inc.                                     //(1)//        4,965       32,024
Altiris Inc.                                   //(1)//        1,471       29,494
American Management Systems Inc.               //(1)//        6,164       88,022
Ansoft Corp.                                   //(1)//          659        6,999
Ariba Inc.                                     //(1)//       39,363      116,908
Ascential Software Corp.                       //(1)//        9,153      150,475
AsiaInfo Holdings Inc.                         //(1)//        4,664       38,245
@Road Inc.                                     //(1)//        4,129       45,089
Atari Inc.                                     //(1)//        1,493        6,644
Avid Technology Inc.                           //(1)//        4,373      153,361
Borland Software Corp.                         //(1)//       11,191      109,336
BroadVision Inc.                               //(1)//        4,068       23,147
Centillium Communications Inc.                 //(1)//        4,969       49,243
CNET Networks Inc.                             //(1)//       18,747      116,794
Computer Horizons Corp.                        //(1)//        4,749       21,560
Computer Programs & Systems Inc.                              1,447       28,954
Concord Communications Inc.                    //(1)//        2,923       40,133
CSG Systems International Inc.                 //(1)//        7,734      109,281
DigitalThink Inc.                              //(1)//        3,412       10,748
Documentum Inc.                                //(1)//        7,309      143,768
EarthLink Inc.                                 //(1)//       19,251      151,890
eFunds Corp.                                   //(1)//        7,653       88,239
Embarcadero Technologies Inc.                  //(1)//        2,027       14,189
EPIQ Systems Inc.                              //(1)//        1,824       31,318
eResearch Technology Inc.                      //(1)//        2,666       59,079
eSpeed, Inc.                                   //(1)//        4,038       79,791
eUniverse Inc.                                 //(1)(2)//     9,962       36,062
F5 Networks Inc.                               //(1)//        3,624       61,064
FileNET Corp.                                  //(1)//        5,926      106,905
FindWhat.com                                   //(1)//        1,837       35,105
Homestore.com Inc.                             //(1)//        7,600       13,452
Identix Inc.                                   //(1)//       12,917       82,023
IMPAC Medical Systems Inc.                     //(1)//          963       20,107
Informatica Corp.                              //(1)//       10,435       72,106
InfoSpace Inc.                                 //(1)//        4,192       56,885
Interland Inc.                                 //(1)//       12,300       12,054
Inter-Tel Inc.                                                3,184       67,564
JDA Software Group Inc.                        //(1)//        4,404       49,281
Kana Software Inc.                             //(1)//        3,657       11,081
Keane Inc.                                     //(1)//        9,419      128,381
Lawson Software Inc.                           //(1)//        5,361       41,655
Legato Systems Inc.                            //(1)//       14,310      120,061

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Magma Design Automation Inc.                   //(1)//        3,940       67,571
ManTech International Corp. Class A            //(1)//        1,955       37,497
Manugistics Group Inc.                         //(1)//        9,708       39,900
MatrixOne Inc.                                 //(1)//        8,561       49,140
Micromuse Inc.                                 //(1)//       10,263       82,001
MicroStrategy Inc. Class A                     //(1)//        1,482       53,989
MRO Software Inc.                              //(1)//        2,417       20,859
NDCHealth Corp.                                               5,846      107,274
Neoforma Inc.                                  //(1)//        2,175       23,751
Net2Phone Inc.                                 //(1)//        4,125       17,861
Netegrity Inc.                                 //(1)//        3,805       22,221
NetIQ Corp.                                    //(1)//        8,322      128,658
Omnicell Inc.                                  //(1)//        2,500       25,600
Openwave Systems Inc.                          //(1)//       18,300       35,685
OPNET Technologies Inc.                        //(1)//        1,956       23,844
Opsware Inc.                                   //(1)//        6,983       28,072
Overture Services Inc.                         //(1)//        9,826      178,145
Parametric Technology Corp.                    //(1)//       27,500       83,875
PDF Solutions Inc.                             //(1)//        1,866       21,552
Pegasystems Inc.                               //(1)//        1,064        7,842
Per-Se Technologies Inc.                       //(1)//        5,410       60,754
Pinnacle Systems Inc.                          //(1)//        9,750      104,325
Portal Software Inc.                           //(1)//       14,680       29,360
PracticeWorks Inc.                             //(1)//        3,526       68,052
ProQuest Co.                                   //(1)//        3,661       94,454
Pumatech Inc.                                  //(1)//        5,178       17,605
Quality Systems Inc.                           //(1)//          415       11,408
Raindance Communications Inc.                  //(1)//        4,400       10,956
Register.com                                   //(1)//        4,471       26,200
Renaissance Learning Inc.                      //(1)//        1,966       43,055
Roxio Inc.                                     //(1)//        3,109       20,799
SAFLINK Corp.                                  //(1)//        5,316       33,703
Schawk Inc.                                                   1,100       11,528
SeaChange International Inc.                   //(1)//        3,499       33,380
SeeBeyond Technology Corp.                     //(1)//        5,300       12,243
SERENA Software Inc.                           //(1)//        3,529       73,686
Sohu.com Inc.                                  //(1)//        2,709       92,539
SpeechWorks International Inc.                 //(1)//        4,767       22,405
SPSS Inc.                                      //(1)//        2,106       35,254
Stellent Inc.                                  //(1)//        2,380       12,852
SupportSoft Inc.                               //(1)//        3,764       24,428
Sybase Inc.                                    //(1)//       12,904      179,495
Synplicity Inc.                                //(1)//        1,650        8,630
TIBCO Software Inc.                            //(1)//       13,068       66,516
TradeStation Group Inc.                        //(1)//        2,836       29,097
TriZetto Group Inc. (The)                      //(1)//        5,047       30,484
Ulticom Inc.                                   //(1)//        1,640       15,580
ValueClick Inc.                                //(1)//        9,554       57,611
Vastera Inc.                                   //(1)//        4,769       28,471
Verint Systems Inc.                            //(1)//        1,027       26,096
Vignette Corp.                                 //(1)//       23,500       48,880
VitalWorks Inc.                                //(1)//        4,300       16,985
Vitria Technology Inc.                         //(1)//        7,903       44,731
webMethods Inc.                                //(1)//        7,985       64,918
Websense Inc.                                  //(1)//        3,827       59,931
Wind River Systems Inc.                        //(1)//       10,414       39,677
--------------------------------------------------------------------------------
                                                                       5,360,612
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--0.89%
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Andrew Corp.                                   //(1)//       14,631      134,605
Arris Group Inc.                               //(1)//        8,298       41,158
Avanex Corp.                                   //(1)//        8,757       35,028
CommScope Inc.                                 //(1)//        8,225       78,138
Handspring Inc.                                //(1)//        6,760        7,639
Harmonic Inc.                                  //(1)//        9,030       36,752
Ixia                                           //(1)//        2,900       18,647
KVH Industries Inc.                            //(1)//        1,536       37,985
New Focus Inc.                                 //(1)//        6,720       25,133
Oplink Communications Inc.                     //(1)//        9,340       17,466
Proxim Corp. Class A                           //(1)//       12,067       17,618
RF Micro Devices Inc.                          //(1)//       25,243      151,963
Sonus Networks Inc.                            //(1)//       31,033      156,096
Stratex Networks Inc.                          //(1)//        8,060       25,792
Sycamore Networks Inc.                         //(1)//       22,952       87,906
Symmetricom Inc.                               //(1)//        4,431       19,496
Terayon Communication Systems Inc.             //(1)//        6,110       16,680
Tollgrade Communications Inc.                  //(1)//        2,444       45,581
Viasat Inc.                                    //(1)//        3,373       48,369
WilTel Communications Inc.                     //(1)//        3,531       52,047
--------------------------------------------------------------------------------
                                                                       1,054,099
--------------------------------------------------------------------------------

TELECOMMUNICATIONS--2.13%
--------------------------------------------------------------------------------
Adaptec Inc.                                   //(1)//       15,586      121,259
Aether Systems Inc.                            //(1)//        6,432       31,517
Allen Telecom Inc.                             //(1)//        4,342       71,730
Anaren Inc.                                    //(1)//        3,402       31,877
Anixter International Inc.                     //(1)//        5,148      120,618
Applied Signal Technology Inc.                                1,311       22,287
Aspect Communications Corp.                    //(1)//        5,170       20,008
Audiovox Corp. Class A                         //(1)//        2,200       24,618
Boston Communications Group Inc.               //(1)//        2,374       40,667
Catapuit Communications Corp.                  //(1)//          640        6,797
C-COR.net Corp.                                //(1)//        4,909       24,054
Charter Communications Inc. Class A            //(1)//       38,484      152,781
Commonwealth Telephone Enterprises Inc.        //(1)//        2,992      131,558
Comtech Telecommunications Corp.               //(1)//        1,271       35,893
CT Communications Inc.                                        2,443       26,262
D&E Communications Inc.                                       1,443       16,522
Ditech Communications Corp.                    //(1)//        3,506       17,460
Dobson Communications Corp. Class A            //(1)//        4,451       23,457
EMS Technologies Inc.                          //(1)//        1,656       21,975
Finisar Corp.                                  //(1)//       13,200       20,460
General Communication Inc. Class A             //(1)//        6,724       58,230
Golden Telecom Inc.                            //(1)//        1,915       42,973
Hickory Tech Corp.                                            1,400       15,680
Hungarian Telephone and Cable Corp.            //(1)//          757        6,927
Inet Technologies Inc.                         //(1)//        2,083       20,768
Infonet Services Corp. Class B                 //(1)//        6,000        9,540
InterVoice-Brite Inc.                          //(1)//        4,556       22,507
Intrado Inc.                                   //(1)//        3,058       48,286
Itron Inc.                                     //(1)//        3,794       81,799
Lightbridge Inc.                               //(1)//        3,893       34,103
MarketWatch.com Inc.                           //(1)//          868        7,256
MasTec Inc.                                    //(1)//        3,965       22,838
Metro One Telecommunications Inc.              //(1)//        2,898       14,954
MRV Communications Inc.                        //(1)//        6,333       12,729
Newport Corp.                                  //(1)//        6,291       93,107
NII Holdings Inc. Class B                      //(1)//        1,426       54,573

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

North Pittsburgh Systems Inc.                                 2,208       33,275
Plantronics Inc.                               //(1)//        6,420      139,121
Powerwave Technologies Inc.                    //(1)//        9,925       62,230
Price Communications Corp.                     //(1)//        7,032       90,783
Primus Telecommunications Group Inc.           //(1)//        7,916       40,688
PTEK Holdings Inc.                             //(1)//        6,154       29,847
RCN Corp.                                      //(1)//        6,120       12,118
SpectraLink Corp.                              //(1)//        2,500       24,700
Standard Microsystems Corp.                    //(1)//        2,254       34,193
TALX Corp.                                                    2,567       57,989
Tekelec                                        //(1)//        7,437       84,038
Time Warner Telecom Inc. Class A               //(1)//        7,337       46,737
Triton PCS Holdings Inc. Class A               //(1)//        3,223       16,276
United Online Inc.                             //(1)//        4,418      111,952
Warwick Valley Telephone Co.                                    268       21,987
WebEx Communications Inc.                      //(1)//        4,108       57,307
Westell Technologies Inc. Class A              //(1)//        6,933       59,970
Western Wireless Corp. Class A                 //(1)//        8,070       93,047
--------------------------------------------------------------------------------
                                                                       2,524,328
--------------------------------------------------------------------------------

TELEPHONE--0.28%
--------------------------------------------------------------------------------
Cincinnati Bell Inc.                           //(1)//       29,413      197,067
Focal Communications Corp. Warrants (Expires
   12/14/07)                                   //(1)(2)//        14           --
Shenandoah Telecommunications Co.                               400       19,184
SureWest Communications                                       2,076       62,799
TALK America Holdings Inc.                     //(1)//        4,356       47,524
--------------------------------------------------------------------------------
                                                                         326,574
--------------------------------------------------------------------------------

TEXTILES--0.51%
--------------------------------------------------------------------------------
Angelica Corp.                                                1,962       33,256
G&K Services Inc. Class A                                     2,847       84,271
Guess ? Inc.                                   //(1)//        1,500        9,000
Interface Inc. Class A                                        4,300       19,952
Kellwood Co.                                                  3,888      122,977
Maxwell Shoe Co. Inc. Class A                  //(1)//        2,061       29,678
Nautica Enterprises Inc.                       //(1)//        3,449       44,251
Perry Ellis International Inc.                 //(1)//          463        9,038
Shoe Carnival Inc.                             //(1)//        1,465       21,623
Steven Madden Ltd.                             //(1)//        1,550       33,852
UniFirst Corp.                                                1,644       36,004
Vans Inc.                                      //(1)//        3,135       28,152
Wolverine World Wide Inc.                                     6,753      130,063
--------------------------------------------------------------------------------
                                                                         602,117
--------------------------------------------------------------------------------

TOBACCO--0.19%
--------------------------------------------------------------------------------
Universal Corp.                                               3,429      145,047
Vector Group Ltd.                                             4,253       74,428
--------------------------------------------------------------------------------
                                                                         219,475
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES--0.21%
--------------------------------------------------------------------------------
Action Performance Companies Inc.                             2,529       48,051
Boyds Collection Ltd. (The)                    //(1)//        2,780       13,094
Department 56 Inc.                             //(1)//        2,049       31,411
Jakks Pacific Inc.                             //(1)//        3,727       49,532
Multimedia Games Inc.                          //(1)//        1,474       37,587
RC2 Corp.                                      //(1)//        1,823       31,009
Topps Co. (The)                                //(1)//        3,900       33,501
--------------------------------------------------------------------------------
                                                                         244,185
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

TRANSPORTATION--1.50%
--------------------------------------------------------------------------------
Airborne Inc.                                                 7,492      156,583
Alexander & Baldwin Inc.                                      5,763      152,892
Arctic Cat Inc.                                               2,000       38,320
Arkansas Best Corp.                                           3,033       72,155
Covenant Transport Inc. Class A                //(1)//          700       11,900
Dollar Thrifty Automotive Group Inc.           //(1)//        3,276       60,770
EGL Inc.                                       //(1)//        5,337       81,122
Florida East Coast Industries Inc.                            3,193       81,581
Forward Air Corp.                              //(1)//        1,938       49,167
Genesee & Wyoming Inc. Class A                 //(1)//        1,894       38,960
GulfMark Offshore Inc.                         //(1)//        1,900       32,072
Heartland Express Inc.                         //(1)//        4,262       94,830
Kansas City Southern Industries Inc.           //(1)//        8,904      107,115
Kirby Corp.                                    //(1)//        2,983       84,121
Landstar System Inc.                           //(1)//        2,103      132,174
Maritrans Inc.                                                  965       14,137
Offshore Logistics Inc.                        //(1)//        2,753       59,878
Old Dominion Freight Line Inc.                 //(1)//        1,329       28,733
Overseas Shipholding Group Inc.                               3,282       72,237
P.A.M. Transportation Services Inc.            //(1)//          444       11,153
Pacer International Inc.                       //(1)//        2,887       54,449
RailAmerica Inc.                               //(1)//        5,860       49,517
Roadway Corp.                                                 1,680       47,930
SCS Transportation Inc.                        //(1)//        2,414       30,489
Seabulk International Inc.                     //(1)//          814        7,220
USF Corp.                                                     4,072      109,822
Yellow Corp.                                   //(1)//        4,248       98,341
--------------------------------------------------------------------------------
                                                                       1,777,668
--------------------------------------------------------------------------------

TRUCKING & LEASING--0.10%
--------------------------------------------------------------------------------
GATX Corp.                                                    6,155      100,634
Interpool Inc.                                                  900       14,778
--------------------------------------------------------------------------------
                                                                         115,412
--------------------------------------------------------------------------------

WATER--0.19%
--------------------------------------------------------------------------------
American States Water Co.                                     2,070       56,511
California Water Service Group                                2,374       66,757
Connecticut Water Service Inc.                                  950       24,273
Middlesex Water Co.                                             974       23,999
SJW Corp.                                                       310       26,428
Southwest Water Co.                                           1,601       22,366
--------------------------------------------------------------------------------
                                                                         220,334
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $109,746,937)                                                 109,634,553
--------------------------------------------------------------------------------

Security                                                     Shares      Value
--------------------------------------------------------------------------------

EXCHANGE-TRADED FUNDS--4.02%

--------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                //(3)//       53,510    4,757,039
--------------------------------------------------------------------------------
                                                                       4,757,039
--------------------------------------------------------------------------------

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,800,461)                                                     4,757,039
--------------------------------------------------------------------------------

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Security                                                     Shares or Principal     Value
---------------------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS--16.98%
---------------------------------------------------------------------------------------------
Barclays Global Investors Funds Institutional
   Money Market Fund, Institutional Shares      //(4)//           12,504,950       12,504,950
Barclays Global Investors Funds Prime Money
   Market Fund, Institutional Shares            //(4)//            2,772,535        2,772,535
BlackRock Temp Cash Money Market Fund           //(4)//              139,817          139,817
Short Term Investment Co. - Liquid Assets
   Money Market Portfolio                       //(4)//              727,013          727,013
Short Term Investment Co. - Prime Money
   Market Portfolio, Institutional Shares       //(4)//              308,059          308,059
Abbey National Treasury Services PLC, Time
   Deposit
   1.38%, 07/01/03                              //(4)//              184,836          184,836
Beta Finance Inc., Floating Rate Note
   1.06%, 05/20/04                              //(4)//              154,007          154,007
   1.17%, 08/15/03                              //(4)//              231,058          231,058
Canadian Imperial Bank of Commerce, Floating
   Rate Note
   1.07%, 10/30/03                              //(4)//              123,224          123,224
CC USA Inc., Floating Rate Note
   1.10%, 04/19/04                              //(4)//              135,539          135,539
   1.31%, 05/24/04                              //(4)//              308,029          308,029
Dorada Finance Inc., Floating Rate Note
   1.06%, 05/20/04                              //(4)//              308,013          308,013
Five Finance Inc., Floating Rate Note
   1.15%, 04/15/04                              //(4)//              154,030          154,030
HBOS Treasury Services PLC, Floating Rate
   Note
   1.27%, 06/24/04                              //(4)//              308,059          308,059
Holmes Financing PLC, Floating Rate Bond
   1.14%, 04/15/04                              //(4)//               61,612           61,612
K2 USA LLC, Floating Rate Note
   1.15%, 05/17/04                              //(4)//              154,022          154,022
   1.22%, 04/13/04                              //(4)//              154,022          154,022
Links Finance LLC, Floating Rate Note
   0.98%, 06/28/04                              //(4)//              153,999          153,999
   1.08%, 03/29/04                              //(4)//              154,030          154,030
   1.29%, 05/04/04                              //(4)//              154,022          154,022
Sigma Finance Inc., Floating Rate Note
   1.13%, 10/15/03                              //(4)//              308,044          308,044
U.S. Treasury Bill
   0.85%, 09/25/03                              //(5)(6)//           250,000          249,488
White Pine Finance LLC, Floating Rate Note
   1.07%, 04/20/04                              //(4)//              154,030          154,030
   1.14%, 05/17/04                              //(4)//              184,836          184,836
---------------------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $20,087,303)                                                                20,087,274
---------------------------------------------------------------------------------------------


Security                                                         Face Amount        Value
---------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--0.18%
---------------------------------------------------------------------------------------------
Bank of America NA Repurchase Agreement,
dated 06/30/03, due 07/01/03, with an
effective yield of 1.30%                        //(4)//              154,030          154,030

Merrill Lynch Government Securities Inc.
Repurchase Agreement, dated 06/30/03, due
07/01/03, with an effective yield of 1.38%      //(4)//               61,612          161,612
---------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $215,642)                                                                      215,642
---------------------------------------------------------------------------------------------

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

TOTAL INVESTMENTS IN SECURITIES -- 113.86%
(Cost $133,850,343)                                                               134,694,508
---------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (13.86%)                                        (16,396,754)
---------------------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                                            $118,297,754
=============================================================================================

//(1)// Non-income earning securities.
//(2)// Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
//(3)// Non-controlled affiliated issuer. See Note 2.
//(4)// All or a portion of this security represents investments of securities lending collateral.
//(5)// Yield to Maturity.
//(6)// This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                             See Crosschecks Tab

Russell 2000 Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (including securities on loan
   //(1)//) (Note 1):
   Unaffiliated issuers  (Cost: $130,049,882)                       $129,937,469
   Non-controlled affiliated issuers  (Cost: $3,800,461)               4,757,039
Receivables:
   Investment securities sold                                         18,738,603
   Dividends and interest                                                129,667
   Due from broker - variation margin                                      6,976
                                                                    ------------
Total Assets                                                         153,569,754
                                                                    ------------
LIABILITIES

Payables:
   Investment securities purchased                                    18,866,230
   Collateral for securities loaned (Note 4)                          16,323,406
   Due to bank                                                            62,775
   Advisory fees (Note 2)                                                 14,584
   Administration fees (Note 2)                                            5,005
                                                                    ------------
Total Liabilities                                                     35,272,000
                                                                    ------------
NET ASSETS                                                          $118,297,754
                                                                    ============

--------------------------------------------------------------------------------

//(1)// Securities on loan with market value of $15,695,381. See Note 4.

The accompanying notes are an integral part of these financial statements.

Russell 2000 Index Master Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
   Dividends (Net of foreign withholding tax of $316)                $   641,105
   Interest                                                               25,262
   Securities lending income                                              16,477
                                                                     -----------
Total investment income                                                  682,844
                                                                     -----------
EXPENSES (Note 2)
   Advisory fees                                                          35,954
   Administration fees                                                     8,989
                                                                     -----------
Total expenses                                                            44,943
                                                                     -----------
Net investment income                                                    637,901
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on sale of investments                              473,343
   Net realized gain on futures contracts                                435,434
   Net change in unrealized appreciation (depreciation)
      of investments                                                  15,120,521
   Net change in unrealized appreciation (depreciation)
      of futures contracts                                                 3,302
                                                                     -----------
Net gain on investments                                               16,032,600
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $16,670,501
                                                                     ===========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Russell 2000 Index Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         For the Six Months
                                        Ended June 30, 2003   For the Year Ended
                                            (Unaudited)       December 31, 2002
                                        -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                   $    637,901          $    991,617
   Net realized gain (loss)                     908,777            (1,063,778)
   Net change in unrealized
      appreciation (depreciation)            15,123,823           (16,541,836)
                                           ------------          ------------
Net increase (decrease) in net assets
   resulting from operations                 16,670,501           (16,613,997)
                                           ------------          ------------
Interestholder transactions:
   Contributions                             28,282,562            36,605,722
   Withdrawals                               (4,112,934)           (8,022,226)
                                           ------------          ------------
Net increase in net assets resulting
   from interestholder transactions          24,169,628            28,583,496
                                           ------------          ------------

Increase in net assets                       40,840,129            11,969,499

NET ASSETS:

Beginning of period                          77,457,625            65,488,126
                                           ------------          ------------
End of period                              $118,297,754          $ 77,457,625
                                           ============          ============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Russell 2000 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2003, the open futures contracts outstanding were as follows:

----------------------------------------------------------------------------------
Number of      Futures     Expiration      Notional           Net Unrealized
Contracts       Index         Date      Contract Value   Appreciation/Depreciation
----------------------------------------------------------------------------------
  14        Russell 2000    09/18/03      $3,182,449           $(43,649)
  10        Russell Mini    09/19/03         444,690              3,710
                                                               --------
                                                               $(39,939)

----------------------------------------------------------------------------------

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $250,000.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not enter into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolio at June 30, 2003 represent collateral from securities on loan.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned $12,518 in securities lending agent fees.

     SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolio. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolio.

     Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio's investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

     The Master Portfolio may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of June 30, 2003, the Master Portfolio held shares of the iShares Russell 2000 Index Fund, an investment portfolio of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the investment advisor for MIP. Transactions in shares of affiliated ETFs, including dividend income and net realized capital gains (losses) during the six months ended June 30, 2003 were as follows:

----------------------------------------------------------------------------------------------------------
                                   Number of                              Number of
                                  Shares Held                            Shares Held                Net
                                  Beginning       Gross       Gross        End of      Dividend   Realized
Affiliated ETF                    of Period     Additions   Reductions     Period       Income      Loss
----------------------------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund       --         60,767       7,257        53,510       $15,726   $(13,054)
----------------------------------------------------------------------------------------------------------

     Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2003 were as follows:

                Purchases at cost   $43,238,119
                Sales proceeds       19,668,455

     At June 30, 2003, the cost of investments for federal income tax purposes was $134,008,905. Net unrealized appreciation aggregated $685,603, of which $12,684,741 represented gross unrealized appreciation on securities and $11,999,138 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2003, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturity of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

-------------------------------------------------------------------------------------------------------
                                                 Six
                                            Months Ended     Year Ended     Year Ended     Period Ended
                                            June 30, 2003   December 31,   December 31,    December 31,
                                             (Unaudited)        2002           2001        2000//(1)//
-------------------------------------------------------------------------------------------------------
Ratio of expenses to
   average net assets             //(3)//    0.10%              0.10%          0.10%       0.09%
Ratio of net investment
   income to average net assets   //(3)//    1.42%              1.38%          1.45%       3.30%
Portfolio turnover rate                        22%                28%            46%          0%//(2)//
Total return                                18.68%//(4)//     (20.32)%         2.30%      (4.40)%//(4)//

--------------------------------------------------------------------------------------------------------

//(1)// Period from December 19, 2000 (commencement of operations) to December
     31, 2000

//(2)// Rounds to less than 1%.

//(3)// Annualized for periods of less than one year.

//(4)// Not annualized.

Item 2.  Code of Ethics.

    Not applicable to this filing.

Item 3.  Audit Committee Financial Expert.

    Not applicable to this filing.

Item 4.  Principal Accountant Fees and Services.

    Not applicable to this filing.

Item 5.  Listed Company Audit Committees

    Not applicable to this registrant.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

    Not applicable to this registrant.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

    (a) The President and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of Master Investment Portfolio are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

    (b) There were no significant changes in Master Investment Portfolio's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

    (a) Not applicable to this filing.

    (b) Certification letters are attached.

    (c) Section 906 Certifications are attached.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   Master Investment Portfolio

   By: /s/ Lee T. Kranefuss
   -------------------------------------------------------------------------
   Lee T. Kranefuss, President
   Date    August 29, 2003
         -------------------------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

   By: /s/ Lee T. Kranefuss
   -------------------------------------------------------------------------
   Lee T. Kranefuss, President
   Date    August 29, 2003
         -------------------------------

   By: /s/ Michael A. Latham
   -------------------------------------------------------------------------
   Michael A. Latham, Chief Financial Officer
   Date    August 29, 2003
         -------------------------------